File No. 333-41180
Filed on: April 29, 2016	File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	25	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	63	☒
(Check appropriate box or boxes)
SBL VARIABLE ANNUITY ACCOUNT XIV
(Exact Name of Registrant)
Security Benefit Life Insurance Company
(Name of Depositor)
One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, Including Area Code:
(785) 438-3000
Name of Agent for Service for Process:
Chris Swickard, Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective:
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2016, pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on May 1, 2016, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus
SECUREDESIGNS® VARIABLE ANNUITY

May 1, 2016

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC.

V6917	32-69179-00 2016/05/01

SECUREDESIGNS® VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the SecureDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non‑tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Underlying Funds currently available under the Contract are:1
•	AB VPS Dynamic Asset Allocation

•	AB VPS Small/Mid Cap Value

•	American Century VP Ultra®

•	American Century VP Value

•	American Funds IS® Asset Allocation

•	American Funds IS® Global Bond

•	American Funds IS® Global Growth

•	American Funds IS® Growth-Income

•	American Funds IS® International

•	American Funds IS® New World

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock High Yield V.I.

•	ClearBridge Variable Aggressive Growth

•	ClearBridge Variable Small Cap Growth

•	Dreyfus IP MidCap Stock

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	Fidelity® VIP Equity Income

•	Fidelity® VIP Growth & Income

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP High Income

•	Fidelity® VIP Overseas

•	Franklin Founding Funds Allocation VIP Fund

•	Franklin Income VIP Fund

•	Franklin Mutual Global Discovery VIP Fund

•	Franklin Small Cap Value VIP Fund

•	Franklin Strategic Income VIP Fund

•	Guggenheim VIF All Cap Value

•	Guggenheim VIF Alpha Opportunity

•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity

•	Guggenheim VIF CLS AdvisorOne Growth and Income

•	Guggenheim VIF Floating Rate Strategies

The Securities and Exchange Commission has not approved or disapproved these securities or deter-mined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional prospectuses and summary prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
Expenses for this Contract, if purchased with the Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2016

V6917	Protected by U.S. Patent No. 7,251,623 B1.	32-69179-00 2016/05/01

•	Guggenheim VIF Global Managed Futures Strategy

•	Guggenheim VIF High Yield

•	Guggenheim VIF Large Cap Value

•	Guggenheim VIF Long Short Equity

•	Guggenheim VIF Macro Opportunities

•	Guggenheim VIF Managed Asset Allocation

•	Guggenheim VIF Mid Cap Value

•	Guggenheim VIF Multi‑Hedge Strategies

•	Guggenheim VIF Small Cap Value

•	Guggenheim VIF StylePlus Large Core

•	Guggenheim VIF StylePlus Large Growth

•	Guggenheim VIF StylePlus Mid Growth

•	Guggenheim VIF StylePlus Small Growth

•	Guggenheim VIF Total Return Bond

•	Guggenheim VIF World Equity Income

•	Invesco V.I. Comstock

•	Invesco V.I. Equity and Income

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Money Market

•	Invesco V.I. Government Securities

•	Invesco V.I. International Growth

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. Mid Cap Growth

•	Invesco V.I. Value Opportunities

•	Ivy Funds VIP Asset Strategy

•	Janus Aspen Enterprise

•	Janus Aspen Janus Portfolio

•	JPMorgan Insurance Trust Core Bond Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Developing Growth VC

•	MFS® VIT II Research International

•	MFS® VIT Total Return

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Equity

•	Morningstar Aggressive Growth ETF Asset Allocation (formerly Ibbotson Aggressive Growth ETF Asset Allocation)

•	Morningstar Balanced ETF Asset Allocation (formerly Ibbotson Balanced ETF Asset Allocation)

•	Morningstar Conservative ETF Asset Allocation (formerly Ibbotson Conservative ETF Asset Allocation)

•	Morningstar Growth ETF Asset Allocation (formerly Ibbotson Growth ETF Asset Allocation)

•	Morningstar Income and Growth ETF Asset Allocation (formerly Ibbotson Income and Growth ETF Asset Allocation)

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Core Bond Fund/VA

•	Oppenheimer Global Fund/VA

•	Oppenheimer Main Street Small Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (U.S. Dollar‑Hedged)

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Total Return

•	Putnam VT Small Cap Value

•	Royce Micro-Cap

•	T. Rowe Price Health Sciences

•	Templeton Developing Markets VIP Fund

•	Templeton Global Bond VIP Fund

•	Western Asset Variable Global High Yield Bond

1	Subaccounts other than those listed above may still be operational, but not currently offered as investment options under the Contract. See "Closed Subaccounts."
Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.
Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability. The Fixed Account is not available in all states.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The "Statement of Additional Information," dated May 1, 2016, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 61 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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More About the Contract	44
Ownership	44
Designation and Change of Beneficiary	44
Dividends	44
Payments from the Separate Account	45
Proof of Age and Survival	45
Misstatements	45
Cyber Security	45
Loans	45
Restrictions on Withdrawals from Qualified Plans	47
Restrictions Under the Texas Optional Retirement Program	48
Federal Tax Matters	48
Introduction	48
Tax Status of the Company and the Separate Account	48
Income Taxation of Annuities in General—Non‑Qualified Plans	49
Additional Considerations	50
Qualified Plans	51
Other Tax Considerations	55
Other Information	56
Voting of Underlying Fund Shares	56
Closed Subaccount	56
Changes to Investments	57
Changes to Comply with Law and Amendments	58
Reports to Owners	58
Electronic Privileges	58
State Variations	58
Legal Proceedings	59
Legal Matters	59
Sale of the Contract	59
Performance Information	60
Additional Information	61
Registration Statement	61
Financial Statements	61
Table of Contents for Statement of Additional Information	61
Objectives for Underlying Funds	62
Appendix A – Condensed Financial Information
Appendix B – Riders Available for Purchase Only Prior to February 1, 2010
Appendix C – Automatic Bonus Credit Rider

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.
Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Bonus Credit — An amount added to Contract Value under the Automatic Bonus Credit Rider.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.
Fixed Account — An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. The Fixed Account is not available in all states and is not available if you have purchased the Extra Credit Rider at 3%, 4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider, or the Guaranteed Lifetime Withdrawal Benefit Rider. See the "Fixed Account."
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General Account  — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Guaranteed Rate — The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount paid to the Company as consideration for the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.
Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non‑tax qualified retirement plan for an individual ("Non‑Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
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The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies.

You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.
Fixed Account — You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. The Fixed Account is not available in all states and is not available if you have purchased the Extra Credit Rider at 3%, 4% or 5% or the 0‑Year or 4‑Year Alternate Withdrawal Charge Rider, or the Guaranteed Lifetime Withdrawal Benefit Rider. See "The Fixed Account."
Purchase Payments — Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."
Contract Benefits — You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, if it is available under your Contract, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in "The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:
•	Annual Stepped Up Death Benefit;

•	Extra Credit at 4%;[1]

•	Waiver of Withdrawal Charge; or

•	0-Year or 4-Year Alternate Withdrawal Charge.[1]
1	The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 4% or the 0-Year or 4‑Year Alternate Withdrawal Charge Rider.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit rider, Extra Credit at 4% rider, and the Alternate Withdrawal Charge rider are available in every state. The Waiver of Withdrawal Charge rider is not available in every state. See the detailed description of each rider under "Optional Riders."

Please note that any amount that we may pay or make available under any optional rider that is in excess of the Contract Value is subject to our financial strength and claims-paying ability.

 For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Automatic Bonus Credit Rider. Prior to February 1, 2010, you were not permitted to select a combination of riders with total rider charges in excess of 2.00%
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Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your Purchase Payments and/or bonus Credits have been held under the Contract. Purchase Payments include Bonus Credits paid under the Automatic Bonus Credit Rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment or Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

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The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

During the Annuity Period, under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. See "Mortality and Expense Risk Charge."

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Prior to February 1, 2010, you were not permitted to select a combination of riders with total rider charges in excess of 2.00%.

For information on rider charges, please see "Optional Rider Expenses" in the Expense Table.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

Loan Interest Charge. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.16% plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited. Thus, the highest net cost of a loan you may be charged is 2.16%, plus the amount of any applicable rider charges.

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.
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The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."
Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.")
Tax-Free Exchanges — You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts care-fully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting Security Benefit — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling 1‑800‑888‑2461.
Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses  — Contract owner transaction expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."
Charge
Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Fee (per transfer)	None
1   The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

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Periodic Expenses  — Periodic expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Charge
Account Administration Charge	$30[1]
Net Loan Interest Charge[2]	2.16%
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.85%[3]
Annual Administration Charge	0.15%
Maximum Annual Charge for Optional Riders	2.00%[4]
Total Separate Account Annual Expenses	3.00%
1   An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

2   The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than 5.16% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%. The highest net cost of a loan is therefore 2.16%, plus the amount of any applicable rider charges.

3   The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 0.85%; At least $25,000 but less than $100,000 – 0.70%; $100,000 or more – 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Option 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% for Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

4   If you purchase any optional riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) Total rider charges cannot exceed 2.00% of Contract Value, for riders elected prior to February 1, 2010 (1.00% for Contracts issued prior to June 19, 2006 with a 0-Year Alternate Withdrawal Charge Rider).

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Annual Stepped Up Death Benefit	0.20%
4% Extra Credit[1]	0.55%
Waiver of Withdrawal Charge	0.05%
Alternate Withdrawal Charge (0-Year)	0.70%
Alternate Withdrawal Charge (4-Year)[2]	0.60%[3]
Riders Available For Purchase ONLY Prior To February 1, 2010:
Guaranteed Lifetime Withdrawal Benefit (One Covered Person)	0.85%[4]
Guaranteed Lifetime Withdrawal Benefit (Two Covered Persons)	1.25%[4]
3% Guaranteed Minimum Income Benefit	0.15%
5% Guaranteed Minimum Income Benefit	0.30%
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.60%
3% Guaranteed Growth Death Benefit	0.10%
5% Guaranteed Growth Death Benefit	0.20%

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Annual Rider Charge
6% Guaranteed Growth Death Benefit[5]	0.25%
7% Guaranteed Growth Death Benefit[5]	0.30%
Combined Annual Stepped Up and Guaranteed Growth Death Benefit	0.25%
Enhanced Death Benefit	0.25%
Combined Enhanced and Annual Stepped Up Death Benefit	0.35%
Combined Enhanced and Guaranteed Growth Death Benefit	0.35%
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit	0.40%
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit	0.85%
Guaranteed Minimum Withdrawal Benefit	0.45%[6]
Total Protection	0.85%[7]
3% Extra Credit[1]	0.40%
5% Extra Credit	0.70%
1   The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

2   If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

3   The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your Rider on or after January 1, 2005. However, if the Company issued your Rider prior to that date, the charge is 0.55%.

4   The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.

5   Not available to Texas residents.

6   The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" in Appendix B - Riders Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0‑Year Alternate Withdrawal Charge Rider).

7   The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection" in Appendix B - Riders Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value (1.00% for Contracts issued prior to June 19, 2006 with a 0‑Year Alternate Withdrawal Charge Rider).

Underlying Fund Operating Expenses — The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.57%	3.54%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.57%	3.46%
1   Expenses deducted from Underlying Fund assets include manage-ment fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2015, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2015.

Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2017.

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Examples  — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including a maximum rider charge of 2.00%) and Under-lying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,268	$2,436	$3,486	$6,069
If you do not surrender or you annuitize your Contract	$ 644	$1,917	$3,150	$6,069

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$ 997	$1,661	$2,245	$3,857
If you do not surrender or you annuitize your Contract	$ 362	$1,101	$1,861	$3,857

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.
Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2015, the Company had total assets under management of approximately $27 billion.
NEA Retirement Program — The NEA Retirement Program provides investment products, including the Contract, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members ("NEA Retirement products"). The Contract is made available under the NEA Retirement Program pursuant to an agreement (the "Agreement") between the Company and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Certain local school districts do not allow NEA Retirement products to be made available in their district; as a result, the NEA Retirement Program may not be available in all districts.

Under the Agreement:
•
The Company and its affiliates have the exclusive right to offer NEA Retirement products, including the Contract, under the NEA Retirement Program. However, employers of NEA members are not required to make available NEA Retirement products, and NEA members are not required to select products from any particular provider.

•
During the term of the Agreement, MBC may not enter into arrangements with other providers of similar investment programs or otherwise promote to employers of NEA members or to NEA members any invest-ment products that compete with NEA Retirement products offered by the Company and its affiliates, except for products MBC may, subject to limitations of the Agreement, make available in the future through the members-only section of NEA's website.

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•
MBC promotes the NEA Retirement Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Retirement Program (e.g., monitoring the satisfaction of NEA members with the NEA Retirement Program, mailing welcome letters to members who purchase the Contract, listing NEA Retirement products in their membership accounts and directing participant phone calls to the Company.)

•	MBC provides direct marketing assistance and cooperation to the Company in connection with the NEA Retirement Program.
Pursuant to the Agreement, which was entered into in July 2014 to replace a prior agreement, the Company pays MBC an annual fee for services provided. The annual base fee for the period beginning September 1, 2014 is $2,700,000. (The Company paid MBC a fee of $495,000 for the initial period of the Agreement ending August 31, 2014.) You may wish to take into account the Agreement and the fee paid to MBC when considering and evaluating any communications relating to the Contract.

Neither the NEA nor MBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the NEA or MBC.

MBC, an investment adviser registered with the SEC, monitors performance of investment options made available under the NEA Retirement Program, including the Subaccounts. MBC evaluates and tracks such performance monthly, using independent, publicly available ranking services. MBC makes its monthly reports available to NEA members. Upon your request, MBC will deliver a copy of Part II of its Form ADV, which contains more information about how MBC evaluates and tracks performance and how the fees it receives from the Company are calculated. You may request a copy of such form by calling MBC at 1‑800‑637‑4636.

Other Information. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements. Under these arrangements, such entities may provide services, such as advertising and promotion, and/or may facilitate their members' access to the Contract and to other products issued by the Company and its affiliates. There also may be an understanding that these entities may make endorsements. The Company and/or certain of its affiliates may pay fees to these entities under such arrangements. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract. For more information concerning these arrangements, please see the Statement of Additional Information.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings, which are subject to change, are opinions as to an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the

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Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund's overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.

Certain Underlying Funds invest substantially all of their assets in other funds ("funds of funds"). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Certain Underlying Funds (sometimes called "alternative funds") invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds' prospectus.

One of the underlying funds is a money market fund. There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate

15

accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunc-tion with this Prospectus before investing. You may obtain additional prospectuses and summary prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its subsidiary, Security Distributors, LLC. ("SDL"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0% to 0.35% of the average net assets of the Contract (and certain other contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more infor-mation). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or adminis-tered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund's adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the

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Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC. ("se2"), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2 may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.
The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.
The Contract is available for purchase by an individual as a non‑tax qualified retirement plan ("Non‑Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non‑Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

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Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company's financial strength and claims–paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders (provided, however, contract owners who purchased their contracts prior to February 1, 2010 were not permitted to select riders with total rider charges in excess of 2.00%:
•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%;[1]
•	Waiver of Withdrawal Charge; or
•	0-Year or 4-Year Alternate Withdrawal Charge.[1]
1	The Fixed Account is not available under your Contract if you select the Extra Credit Rider at 4% or the 0-Year or 4‑Year Alternate Withdrawal Charge Rider.

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The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit rider, Extra Credit at 4% rider, and the Alternate Withdrawal Charge rider are available in every state. The Waiver of Withdrawal Charge rider is not available in every state. See the detailed description of each rider below.
 For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Automatic Bonus Credit Rider.
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Annual Stepped Up Death Benefit — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals (including systematic withdrawals) and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Stepped Up Death Benefit.
The Stepped Up Death Benefit is the largest result determined for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:
•	The Contract Value on each Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus
•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less
•
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhance-ments, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.
This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."
Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. You may have in effect on your Contract both an Extra Credit Rider and an Automatic Bonus Credit Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See "Appendix C – Automatic Bonus Credit Rider."
This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. If you elect this rider, you may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

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In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:
1.	The amount of the withdrawal, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, less the Free Withdrawal Amount, by
2.	Contract Value immediately prior to the withdrawal.
The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on with-drawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.
The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.
The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhance-ments through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will increase in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
*Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.
Prior to May 1, 2010, the Company paid an additional Credit Enhancement to customers of broker-dealers that were concerned about the suitability of their customers' current contracts due to restrictions under those contracts

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on actively managed allocations. The Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.

Waiver of Withdrawal Charge — This rider makes available a waiver of withdrawal charge in the event of (1) total and permanent disability prior to age 65, (2) your confinement to a nursing home, or (3) terminal illness.
The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.
The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.
The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.
Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.
The Company reserves the rights to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver. The confinement to a nursing home provision of the Waiver of Withdrawal Charge is not available in California and Massachusetts. The terminal illness provision of the Waiver of Withdrawal Charge is not available in California and New Jersey.
If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.
Alternate Withdrawal Charge — This rider makes available an alternative withdrawal charge schedule. If you elect this rider, the Fixed Account is not available as an investment option under the Contract. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7‑year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides

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a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. You should consider whether purchasing an Extra Credit Rider (which recaptures all or a portion of the related Credit Enhancements upon any withdrawal within seven years) with an Alternate Withdrawal Charge Rider (which provides a 0 or 4 year withdrawal charge schedule) are appropriate based on your circumstances. See "Extra Credit."
Riders Previously Available for Purchase — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders Available For Purchase Only Prior To February 1, 2010 and Appendix C – Automatic Bonus Credit Rider for descriptions of these riders.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circum-stances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
 If you purchased the Guaranteed Lifetime Withdrawal Benefit Rider, we reserve the right to refuse to accept subsequent Purchase Payments, and/or limit the amount of any subsequent Purchase Payments that we do accept, following the Rider Start Date.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one

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Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account; provided that the Fixed Account is available under your Contract.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subac-count's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis, or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.

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You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Admin-istrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial Purchase Payment among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."
You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regard-less of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."
You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account." The Company reserves the right to limit transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Guggen-heim VIF CLS AdvisorOne Global Diversified Equity, Guggenheim VIF CLS AdvisorOne Growth and Income, and Invesco V.I. Government Money Market Subaccounts. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that

24

suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of calendar days;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period begin-ning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.
In addition, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled "Transfer Block Restriction." The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

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Subaccount	Transfer Block Restriction (# of Calendar Days)
AB VPS Dynamic Asset Allocation, AB VPS Small/Mid Cap Value	30 days
American Century VP Ultra®, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Growth-Income, American Funds IS® International, American Funds IS® New World	30 days
BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I. BlackRock High Yield V.I.	30 days
ClearBridge Variable Aggressive Growth, ClearBridge Variable Small Cap Growth, Western Asset Variable Global High Yield Bond	30 days
Dreyfus IP MidCap Stock, Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 days
Fidelity® VIP Equity Income, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Overseas	60 days
Franklin Founding Funds Allocation VIP Fund, Franklin Income VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund	30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Alpha Opportunity, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggen-heim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, , Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggen-heim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggen-heim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified Equity, Guggenheim VIF CLS AdvisorOne Growth and Income	Unlimited
Invesco V.I. Comstock, Invesco V.I. Equity and Income, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities; Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. Value Opportunities
30 days
Invesco V.I. Government Money Market	Unlimited
Ivy Funds VIP Asset Strategy	60 days
Janus Aspen Enterprise, Janus Aspen Janus Portfolio	30 days
JPMorgan Insurance Trust Core Bond Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Developing Growth VC	30 days
MFS® VIT II Research International, MFS® VIT Total Return, MFS® VIT Utilities	30 days
Morgan Stanley UIF Emerging Markets Equity	30 days
Morningstar Aggressive Growth ETF Asset Allocation, Morningstar Balanced ETF Asset Allocation, Morningstar Conservative ETF Asset Allocation, Morningstar Growth ETF Asset Allocation, Morningstar Income and Growth ETF Asset Allocation
30 days
Neuberger Berman AMT Socially Responsive	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Oppenheimer Core Bond Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return
30 days
Putnam VT Small cap Value	30 days
Royce Capital Fund – Micro-Cap	30 days
T. Rowe Price Health Sciences	30 days
Templeton Developing Markets VIP Fund, Templeton Global Bond VIP Fund	30 days

In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

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The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Guggenheim VIF CLS AdvisorOne Global Diversified Equity, Guggenheim VIF CLS AdvisorOne Growth and Income, or Invesco V.I. Government Money Market Subaccounts. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Interest credited to the Fixed Account,
•	Payment of Purchase Payments,
•	The amount of any outstanding Contract Debt,
•	Full and partial withdrawals (including systematic withdrawals), and
•	Charges assessed in connection with the Contract, including charges for any optional Riders selected.
The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Fund. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

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Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next deter-mined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.
The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjust-ment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on

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a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumu-lation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and munici-palities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, and national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic with-drawals) from Purchase Payments and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, and/or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from

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Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters." If you purchased the Guaranteed Lifetime Withdrawal Benefit Rider, we will not automatically cancel any existing systematic withdrawals that you have established. Since "Excess Withdrawals" may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted. See "Guaranteed Lifetime Withdrawal Benefit Rider" in Appendix B – Riders Available for Purchase Only Prior to February 1, 2010.
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we received your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.
Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase

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Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."
The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).
If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.
If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of Annual Stepped Up Death Benefit Rider above, as well as the discussion of Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and Total Protection Rider in Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner's death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and require-ments respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

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Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract's Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Non‑Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.
For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include any Bonus Credits for purposes of assessing the withdrawal charge. As such, any Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits.

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The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.
The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment or Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

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Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

During the Annuity Period, under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.
The expense risk is the risk that the Company's actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contracts and operation of the Subaccounts.
The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds" for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.
Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right

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to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Loan Interest Charge — The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal 5.16% plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited. Thus, the highest net cost of a loan you may be charged is 2.16%, plus the amount of any applicable rider charges.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of Security Benefit and the Separate Account" and "Charge for Security Benefit Taxes."
Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges —In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.
The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date, and the charge for the Guaranteed Lifetime Withdrawal Benefit Rider is deducted until the earlier of termination of the rider or the date the Contract Value is reduced to zero. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. (You may not select riders with total charges in excess of 2.00% of Contract Value, for riders elected prior to February 1, 2010.)
As noted in the table, certain riders are no longer available for purchase. For more information on these riders, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Automatic Bonus Credit Rider.
Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Annual Stepped Up Death Benefit	0.20%
4% Extra Credit[1]	0.55%
Waiver of Withdrawal Charge	0.05%
Alternate Withdrawal Charge (0-Year)	0.70%
Alternate Withdrawal Charge (4-Year)[2]	0.60%[3]
Riders Available For Purchase ONLY Prior To February 1, 2010:
Guaranteed Lifetime Withdrawal Benefit (One Covered Person)	0.85%[4]
Guaranteed Lifetime Withdrawal Benefit (Two Covered Person)	1.25%[4]
3% Guaranteed Minimum Income Benefit	0.15%
5% Guaranteed Minimum Income Benefit	0.30%
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.60%

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
3% Guaranteed Growth Death Benefit	0.10%
5% Guaranteed Growth Death Benefit	0.20%
6% Guaranteed Growth Death Benefit[5]	0.25%
7% Guaranteed Growth Death Benefit[5]	0.30%
Combined Annual Stepped Up and Guaranteed Growth Death Benefit	0.25%
Enhanced Death Benefit	0.25%
Combined Enhanced and Annual Stepped Up Death Benefit	0.35%
Combined Enhanced and Guaranteed Growth Death Benefit	0.35%
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit	0.40%
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit	0.85%
Guaranteed Minimum Withdrawal Benefit	0.45%[6]
Total Protection	0.85%[6]
3% Extra Credit[1]	0.40%
5% Extra Credit[1]	0.70%
1   The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
2   If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
3   The charge for the 4-year Alternate Withdrawal Charge Rider is 0.60% if the Company issues your Rider on or after January 1, 2005. However, if the Company issued your Rider prior to that date, the charge is 0.55%.
4   The Company will deduct the charge for this rider until the earlier of termination of the rider or the date your Contract Value is reduced to zero.
5   Not available to Texas residents.
6   The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" in Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value for riders elected prior to February 1, 2010 (1.00% for Contracts issued prior to June 19, 2006 with a 0‑Year Alternate Withdrawal Charge Rider).
7   The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection" in Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for the rider is used in calculating the maximum rider charge of 2.00% of Contract Value for riders elected prior to February 1, 2010 (1.00% for Contracts issued prior to June 19, 2006 with a 0‑Year Alternate Withdrawal Charge Rider).

Guarantee of Certain Charges — The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.85% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.
Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although

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the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. Any applicable death benefit will terminate at the Annuity Start Date without value. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to deter-mine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by:
•	any applicable premium taxes
•	any outstanding Contract Debt
•	for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable
•	a withdrawal charge for any option with a non-life payment period of less than 7 years.
The Contract currently provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner can-not change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5

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and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treat-ment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withd-rawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.
An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.
The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.
If you have purchased the Guaranteed Lifetime Withdrawal Benefit Rider and your Contract Value is greater than zero on the Annuity Start Date, then instead of receiving the Annuity Payments described above, you may elect to receive annual Annuity Payments equal to the Annual Amount under the Rider as of the Annuity Start Date. If you choose to do so, then we will make Annuity Payments until the later of: (i) the death of the Covered Person (or until the later of the death of the Covered Person or Joint Covered Person, if applicable), or (ii) a fixed period equal to the Contract Value on the Annuity Start Date divided by the Annual Amount on the Annuity Start Date. If the Covered Person (or both the Covered Person and the Joint Covered Person, if applicable) dies before receiving the fixed number of Annuity Payments, then we will make any remaining Annuity Payments to the Designated Beneficiary. See "Guaranteed Lifetime Withdrawal Benefit Rider" in Appendix B – Riders Available for Purchase Only Prior to February 1, 2010.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of

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the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.
Option 5 — Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3.5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim

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period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.
The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.
The Fixed Account

The Fixed Account is not available in all states. Even if it is available in your state, the Fixed Account is not available if you select the Extra Credit Rider at 4% or the 0-Year or 4-Year Alternate Withdrawal Charge Rider. If the Fixed Account and Loan Account are important to you, you should not select the foregoing optional riders. (The Fixed Account also is not available if you purchased the Extra Credit Rider at 3% or 5% or the Guaranteed Lifetime Withdrawal Benefit Rider. See Appendix B – Riders Available for Purchase Only Prior to February 1, 2010.)
If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance

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laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see "The Contract."
Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.
Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.
For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

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If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.
DCA Plus Account — The DCA Plus Account is not available in all states. If it is available in your state, you may allocate all or part of your initial Purchase Payment to the DCA Plus Account, which is part of the Company's Fixed Account. The rate of Current Interest declared by the Company for the DCA Plus Account will be fixed for the applicable DCA Plus Period, which is a six-month or 12-month period that begins as of the Valuation Date your Purchase Payment is applied to the DCA Plus Account. If you would like to allocate your initial Purchase Payment to the DCA Plus Account, you must complete a DCA Plus form, which is available upon request. Upon the form, you must select the applicable DCA Plus Period, the Subaccounts to which monthly transfers from the DCA Plus Account will be made, and the percentage to be allocated to each such Subaccount. Transfers from the DCA Plus Account to the Fixed Account are not permitted.
The Company will transfer your Contract Value allocated to the DCA Plus Account to the Subaccounts that you select on a monthly basis over the DCA Plus Period. The Company will effect each transfer on the monthly anniver-sary of the date that your Purchase Payment is allocated to the DCA Plus Account, and the first such transfer will be made on the first monthly anniversary of that date. The amount of each monthly transfer is found by dividing Contract Value allocated to the DCA Plus Account by the number of months remaining in the DCA Plus Period. The Company may declare a rate of Current Interest for the DCA Plus Account that differs from the rate declared for the Fixed Account.
You may allocate only Purchase Payments to the DCA Plus Account, and transfers of Contract Value to this account are not permitted under the Contract. Any Purchase Payments allocated to the DCA Plus Account must be made during the DCA Plus Period and will be transferred to the Subaccounts over the months remaining in the DCA Plus Period. The DCA Plus Account is not available if you have purchased the Extra Credit Rider at 3%, 4% or 5%, the 0-Year or 4-Year Alternate Withdrawal Charge Rider or the Guaranteed Lifetime Withdrawal Benefit Rider, or if the DCA Plus Period has expired. You may terminate your allocation to the DCA Plus Account by sending a written request to transfer all Contract Value allocated to the DCA Plus Account to one or more of the Subaccounts.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."
Contract Charges — Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account, and you will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subac-counts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer

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is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."
If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."
Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non‑natural Persons." See "Federal Tax Matters."
Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

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Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Invesco V.I. Government Money Market Fund suspends payments of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Invesco V.I. Government Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and informa-tion security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan; provided, however, that loans are not available in certain states. Whether you can borrow money will depend on the terms of your Employer's 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income

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Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer's Plan or program for any additional loan restrictions.
When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn 3.0% on an annual basis. The Owner's Contract must provide a Fixed Account option for the Owner to be eligible to take a loan. See "The Fixed Account" to determine its availability.
Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to 5.16% plus the total charges for riders you have selected. For example, if you selected the Annual Stepped Up Death Benefit Rider with an annual charge of 0.20%, the loan interest rate is guaranteed not to exceed 5.36% (5.16% + 0.20%). Because the Contract Value maintained in the Loan Account (which will earn 3.0% on an annual basis) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the interest rate credited. Thus, the highest net cost of a loan you may be charged is 2.16%, plus the amount of any applicable rider charges.
Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.
If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099‑R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.
While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the

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purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.
In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.
You should consult with your tax adviser on the effect of a loan.
If you purchased the Guaranteed Lifetime Withdrawal Benefit Rider, you were required to repay any outstanding loan before we issued the Rider, and you may not take a new loan while the Rider is in effect.
Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.
Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attain-ment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under "Tax Penalties."
Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connec-tion with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under

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the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No represen-tation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpre-tations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account  —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no
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more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Govern-mental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Fund, intends to comply with the diversification requirements of Section 817(h).
Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circum-stances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.
Income Taxation of Annuities in General—Non‑Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non‑Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed as ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed as ordinary income tax rates.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non‑taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non‑taxable portion of each payment. The non‑taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for
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the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Additional Considerations —
Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Consult a tax adviser for more information on this subject.
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.
Gift of Annuity Contracts. Generally, gifts of non‑tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non‑Natural Persons. If the Contract is held by a non‑natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non‑Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated
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as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

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Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.
A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to the Contract.
Unlike regular or "traditional" 403(b) contributions, which are made on a pre‑tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions
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will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.
Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,500.
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($98,000 for a married couple filing a joint return and $61,000 for a single taxpayer in 2016). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $184,000 and $194,000. Nondeductible contri-butions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retire-ment plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the contract owner reaches age 70½—the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of nondeductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."
The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same con-

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tribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $117,000 to $132,000 in adjusted gross income ($184,000 to $194,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contribu-tions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a tradi-tional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.
Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an "eligible rollover distribution" and the payee transfers any portion of the amount received to an "eligible retirement plan," then the amount so transferred is not includable in income. Also, pre‑tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an "eligible retire-ment plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an "eligible retirement plan" is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with
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Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distribu-tions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax conse-quences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2016, the federal estate tax, gift tax and generation-skipping transfer ("GST") tax exemptions and maximum rates are $5,450,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizen-ship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partner-ships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
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Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered "invest-ment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). More-over, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpre-tation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Closed Subaccounts — The American Century VP Mid Cap Value Subaccount is only available for the allocation of Purchase Payments or the transfer of Contract Value for Contracts that had Contract Value in the subaccount as of May 1, 2015. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as "Automatic Investment Program").
If you had Contract Value in the American Century VP Mid Cap Value Subaccount on May 1, 2015, your Contract Value will remain invested in the subaccount, subject to transfer restrictions. Allocations to the subaccount pursuant to an Automatic Investment Program, will continue to be in effect.

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Effective April 29, 2016, the Transparent Value Directional Allocation VI Subaccount is no longer available for the allocation of Purchase Payments or the transfer of Contract Value. Transfers of Contract Value include Automatic Investment Program allocations.
In the event that we receive a request to allocate Purchase Payments or Contract Value to either the American Century VP Mid Cap Value Subaccount or the Transparent Value Directional Allocation VI Subaccount ("the Closed Subaccounts"), we currently anticipate we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to the Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant's Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts without Contract Value in a Closed Subaccount as of their respective close date. If we receive a Purchase Payment for an existing Contract with an allocation to the Closed Subaccount, we will allocate the applicable portion of the payment to the Invesco V.I. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If you had an Automatic Investment Program allocation to a Closed Subaccount, those automatic transactions were terminated effective as of the close of business on the respective close date of each Closed Subaccount. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to the Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required,
57

or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the trans-actions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive an annual and semiannual report containing financial statements for each Underlying Fund, which will include a list of the portfolio securities of each Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automa-tically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representatives, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable

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to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, LLC . (" SDL") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDL's ability to perform its contract with the Separate Account.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, LLC. ("SDL"), for the distribution and sale of the Contract. SDL's home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2015, 2014, and 2013, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $4,756,550, $5,954,554, and $5,238,251, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL's operating and other expenses, including the following sales expenses: compensation and bonuses for SDL's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL's ongoing operations.
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer
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and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
The following list sets forth the names of Selling Broker-Dealers that received additional compen-sation from the Company in 2015 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): OFG Financial Services, Inc., PlanMember Securities Corporation, Lincoln Investment Planning, Legend Equities Corporation, Inc., TransAmerica Financial Advisors, GWN Securities, Inc., KMS Financial Services, Inc., Cambridge Investment/RPA, Client One Securities LLC, Centaurus Financial, Inc., Investacorp, Inc., American Portfolios Financial Services, Next Financial Group Inc., Money Concepts Capital Corp., J W Cole Financial Inc., Essex National Securities Inc., Securities America, Infinex Investments Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Invesco V.I. Government Money Market Subaccount will be based on income received by a hypo-thetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Invesco V.I. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Invesco V.I. Government Money Market Subaccount yields may also become extremely low and possibly negative.
For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual
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compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, admin-istration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until December 4, 2000, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, charac-teristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the Invesco V.I. Government Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.
Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account XIV – SecureDesigns Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for the SecureDesigns Variable Annuity contains more specific informa-tion and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675‑0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Section 403(b)
Roth 403(b)
Sections 408 and 408A
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PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that any Underlying Fund will meet its investment objective.
More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectuses and summary prospectuses. Prospectuses and summary prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.
NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	AB
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AB
American Century VP Ultra®	II	Seeks long-term capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.
American Funds IS® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preser-vation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent invest-ment management.	Capital Research and Mgmt. Co.
American Funds IS® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent invest-ment management.	BlackRock Advisors, LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
ClearBridge Variable Aggressive Growth	II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC (Western Asset Mgmt. Co. manages the portion of the fund's cash and short-term investments allocated to it.)	Clearbridge Inv., LLC
ClearBridge Variable Small Cap Growth	I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC (Western Asset Mgmt. Co. manages the portion of the fund's cash and short-term investments allocated to it.)	Clearbridge Inv., LLC
Dreyfus IP MidCap Stock	Service
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
The Dreyfus Corporation
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secon-dary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
Fidelity® VIP Equity‑Income	Service Class 2
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
			Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combi-nation of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Franklin Founding Funds Allocation VIP Fund	4	Seeks capital appreciation, with income as a secondary goal.	Franklin Templeton Services, LLC
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Alpha Opportunity		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Global Health Care	Series I	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series I	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Government Money Market	Series II	Seeks current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Mgmt.
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the oppor-tunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Ltd
Morningstar Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Management LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Core Bond Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT Commodity-RealReturn Strategy	Administrative	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Putnam VT Small Cap Value	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Royce Micro-Cap	Investment	Seeks long-term capital growth.	Royce & Associates, LLC
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co., Western Asset Mgmt. Co. Limited and Western Asset Mgmt. Co. Pte. Ltd.

66

APPENDIX A
Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2015.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
AB VPS Dynamic Asset Allocation	2015	10.01	9.51	66,439
	2014[7]	10.00	10.01	36,565
AB VPS Small/Mid cap Value	2015	10.42	9.46	41,709
	2014[7]	10.00	10.42	14,295
American Century VP Mid Cap Value	2015	13.67	12.96	1,055,255
	2014	12.21	13.67	1,323,146
	2013	9.76	12.21	1,473,070
	2012	8.72	9.76	501,833
	2011	9.13	8.72	446,600
	2010	7.97	9.13	431,222
	2009	6.37	7.97	217,099
	2008	8.76	6.37	265,249
	2007[3]	10.00	8.76	65,248
American Century VP Ultra®	2015	15.82	16.16	839,524
	2014	14.96	15.82	651,919
	2013	11.34	14.96	838,660
	2012	10.35	11.34	1,238,000
	2011	10.65	10.35	936,725
	2010	9.55	10.65	969,263
	2009	7.37	9.55	1,267,308
	2008	13.11	7.37	1,145,531
	2007	11.27	13.11	1,344,652
	2006	12.11	11.27	1,295,982
American Century VP Value	2015	18.55	17.14	1,765,893
	2014	17.05	18.55	1,843,306
	2013	13.47	17.05	1,617,355
	2012	12.20	13.47	1,528,642
	2011	12.56	12.20	1,747,439
	2010	11.54	12.56	1,708,664
	2009	10.01	11.54	1,625,695
	2008	14.19	10.01	1,865,723
	2007	15.56	14.19	1,785,939
	2006	13.64	15.56	1,543,792
American Funds IS® Asset Allocation	2015	10.16	9.90	262,748
	2014[7]	10.00	10.16	177,801
American Funds IS® Global Bond	2015	9.47	8.74	455,123
	2014[7]	10.00	9.47	366,179
American Funds IS® Global Growth	2015	10.13	10.41	367,157
	2014[7]	10.00	10.13	37,195
American Funds IS® Growth-Income	2015	10.59	10.32	590,806
	2014[7]	10.00	10.59	483,718
American Funds IS® International	2015	9.41	8.63	115,549
	2014[7]	10.00	9.41	55,300
American Funds IS® New World	2015	9.02	8.40	38,189
	2014[7]	10.00	9.02	15,127
BlackRock Equity Dividend V.I.	2015	10.45	9.98	85,029
	2014[7]	10.00	10.45	52,334

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
BlackRock Global Allocation V.I.	2015	9.84	9.38	244,016
	2014[7]	10.00	9.84	177,892
BlackRock High Yield V.I.	2015	9.68	8.96	155,705
	2014[7]	10.00	9.68	170,614
ClearBridge Variable Aggressive Growth	2015	16.44	15.53	1,751,174
	2014	14.22	16.44	1,757,002
	2013	10.02	14.22	1,564,516
	2012	8.78	10.02	1,471,901
	2011	8.92	8.78	1,564,947
	2010	7.43	8.92	2,625,368
	2009	5.75	7.43	2,001,388
	2008	10.04	5.75	2,277,332
	2007	10.39	10.04	1,166,382
	2006[1]	10.00	10.39	781,952
ClearBridge Variable Small Cap Growth	2015	15.93	14.67	353,813
	2014	15.89	15.93	493,262
	2013	11.22	15.89	785,656
	2012	9.75	11.22	473,089
	2011	9.98	9.75	505,646
	2010	8.28	9.98	436,301
	2009	6.02	8.28	440,544
	2008	10.54	6.02	683,553
	2007	9.96	10.54	128,684
	2006[1]	10.00	9.96	19,494
Dreyfus IP MidCap Stock	2015	10.71	10.06	136,809
	2014[7]	10.00	10.71	35,559
Dreyfus IP Small Cap Stock Index	2015	10.47	9.85	75,496
	2014[7]	10.00	10.47	167,610
Dreyfus IP Technology Growth	2015	15.41	15.72	532,430
	2014	15.01	15.41	506,733
	2013	11.76	15.01	559,971
	2012	10.59	11.76	704,085
	2011	11.95	10.59	765,394
	2010	9.57	11.95	1,221,964
	2009	6.33	9.57	1,147,876
	2008	11.18	6.33	679,065
	2007	10.14	11.18	479,769
	2006	10.12	10.14	130,694
Dreyfus VIF Appreciation	2015	10.27	9.62	60,053
	2014[7]	10.00	10.27	16,190
Dreyfus VIF International Value	2015	9.48	8.85	700,226
	2014	10.88	9.48	966,069
	2013	9.21	10.88	959,196
	2012	8.50	9.21	1,064,017
	2011	10.86	8.50	1,480,239
	2010	10.82	10.86	1,891,144
	2009	8.60	10.82	1,774,623
	2008	14.28	8.60	1,638,415
	2007	14.27	14.28	1,855,787
	2006	12.10	14.27	1,894,749
Fidelity® VIP Equity-Income	2015	10.23	9.44	98,026
	2014[7]	10.00	10.23	35,798
A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Fidelity® VIP Growth & Income	2015	10.57	9.92	243,899
	2014[7]	10.00	10.57	66,118
Fidelity® VIP Growth Opportunities	2015	11.09	11.25	127,813
	2014[7]	10.00	11.09	14,812
Fidelity® VIP High Income	2015	9.55	8.84	41,417
	2014[7]	10.00	9.55	8,371
Fidelity® VIP Overseas	2015	9.24	9.20	161,191
	2014[7]	10.00	9.24	21,352
Franklin Income VIP Fund	2015	10.85	9.71	1,698,553
	2014	10.76	10.85	2,282,242
	2013	9.81	10.76	2,591,418
	2012	9.04	9.81	2,531,823
	2011	9.17	9.04	2,422,900
	2010	8.45	9.17	2,159,783
	2009	6.47	8.45	1,997,967
	2008	9.55	6.47	1,826,647
	2007[3]	10.00	9.55	2,297,843
Franklin Mutual Global Discovery VIP Fund	2015	11.27	10.46	1,719,839
	2014	11.07	11.27	2,114,653
	2013	9.00	11.07	2,625,195
	2012	8.25	9.00	2,706,525
	2011	8.82	8.25	2,524,853
	2010	8.18	8.82	2,764,205
	2009	6.89	8.18	2,698,458
	2008	10.00	6.89	2,276,826
	2007[3]	10.00	10.00	2,557,390
Franklin Small Cap Value VIP Fund	2015	11.71	10.45	502,308
	2014	12.09	11.71	579,528
	2013	9.21	12.09	451,006
	2012	8.08	9.21	471,090
	2011	8.72	8.08	468,050
	2010	7.06	8.72	483,850
	2009	5.67	7.06	410,433
	2008	8.79	5.67	478,229
	2007[3]	10.00	8.79	177,104
Franklin Strategic Income VIP Fund	2015	9.69	8.97	632,282
	2014[7]	10.00	9.69	345,934
Franklin Founding Funds Allocation VIP Fund	2015	10.71	9.67	495,065
	2014	10.82	10.71	597,949
	2013	9.09	10.82	599,506
	2012	8.19	9.09	510,993
	2011	8.65	8.19	574,741
	2010	8.14	8.65	309,795
	2009	6.50	8.14	430,177
	2008[4]	10.00	6.50	82,062

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF All Cap Value	2015	15.88	14.57	1,592,230
	2014	15.32	15.88	1,854,018
	2013	11.94	15.32	2,395,479
	2012	10.73	11.94	2,697,652
	2011	11.65	10.73	3,123,655
	2010	10.37	11.65	3,957,924
	2009	8.09	10.37	4,210,335
	2008	13.65	8.09	5,191,574
	2007	13.78	13.65	5,553,053
	2006	12.04	13.78	4,739,451
Guggenheim VIF Alpha Opportunity	2015	20.39	18.72	253,532
	2014	19.36	20.39	303,943
	2013	15.72	19.36	370,920
	2012	14.40	15.72	438,906
	2011	14.68	14.40	517,550
	2010	12.63	14.68	641,976
	2009	10.09	12.63	778,100
	2008	16.00	10.09	1,142,265
	2007	14.06	16.00	1,423,905
	2006	12.90	14.06	1,090,542
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	2015	10.89	9.85	3,458,793
	2014	10.93	10.89	4,328,712
	2013	9.19	10.93	5,304,475
	2012	8.39	9.19	5,620,212
	2011	9.40	8.39	6,529,784
	2010	8.47	9.40	8,516,806
	2009	6.31	8.47	9,883,611
	2008	11.51	6.31	11,140,926
	2007	10.51	11.51	7,462,337
	2006[1]	10.00	10.51	2,280,828
Guggenheim VIF CLS AdvisorOne Growth and Income	2015	9.52	8.79	2,248,566
	2014	9.71	9.52	3,218,907
	2013	9.15	9.71	3,144,365
	2012	8.58	9.15	3,383,388
	2011	8.93	8.58	3,696,759
	2010	8.35	8.93	3,437,384
	2009	7.08	8.35	2,805,885
	2008	10.50	7.08	2,047,472
	2007	10.27	10.50	1,228,726
	2006[1]	10.00	10.27	617,067
Guggenheim VIF Managed Futures Strategy	2015	6.60	6.26	273,790
	2014	6.11	6.60	295,517
	2013	6.19	6.11	389,036
	2012	7.23	6.19	419,809
	2011	8.22	7.23	408,310
	2010	8.85	8.22	391,075
	2009	9.57	8.85	539,901
	2008[5]	10.00	9.57	144,831

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF High Yield	2015	32.05	29.65	1,171,350
	2014	32.46	32.05	1,287,869
	2013	31.38	32.46	1,970,391
	2012	28.37	31.38	2,241,368
	2011	29.46	28.37	2,435,875
	2010	26.50	29.46	2,550,527
	2009	15.93	26.50	2,863,552
	2008	23.61	15.93	3,011,778
	2007	24.02	23.61	2,497,382
	2006	22.43	24.02	1,808,474
Guggenheim VIF Large Cap Value	2015	12.65	11.56	1,623,648
	2014	12.00	12.65	1,921,641
	2013	9.44	12.00	2,326,214
	2012	8.48	9.44	2,309,480
	2011	9.16	8.48	3,053,940
	2010	8.18	9.16	3,216,653
	2009	6.72	8.18	3,845,174
	2008	11.10	6.72	4,574,881
	2007	10.89	11.10	5,656,618
	2006	9.27	10.89	2,858,672
Guggenheim VIF Long Short Equity	2015	13.79	13.45	479,766
	2014	13.92	13.79	515,008
	2013	12.31	13.92	580,965
	2012	12.24	12.31	668,247
	2011	13.60	12.24	806,512
	2010	12.69	13.60	938,404
	2009	10.35	12.69	1,238,967
	2008	18.13	10.35	1,701,155
	2007	15.34	18.13	1,625,367
	2006	14.30	15.34	1,028,331
Guggenheim VIF Managed Asset Allocation	2015	11.60	11.19	1,404,270
	2014	11.29	11.60	1,456,472
	2013	10.25	11.29	1,964,464
	2012	9.40	10.25	1,947,871
	2011	9.69	9.40	2,171,145
	2010	9.10	9.69	2,901,175
	2009	7.52	9.10	2,968,371
	2008	10.72	7.52	3,305,249
	2007	10.50	10.72	3,255,413
	2006	9.73	10.50	2,164,609
Guggenheim VIF Mid Cap Value	2015	30.16	27.07	1,655,474
	2014	31.02	30.16	2,029,670
	2013	24.16	31.02	2,421,252
	2012	21.42	24.16	2,684,074
	2011	24.04	21.42	3,051,782
	2010	21.18	24.04	3,562,670
	2009	15.28	21.18	3,977,304
	2008	22.17	15.28	4,622,772
	2007	22.61	22.17	5,160,000
	2006	20.47	22.61	4,861,962

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF Money Market	2015	7.10	6.82	5,936,872
	2014	7.40	7.10	5,742,733
	2013	7.73	7.40	6,269,364
	2012	8.07	7.73	4,960,817
	2011	8.42	8.07	6,387,468
	2010	8.78	8.42	6,298,985
	2009	9.15	8.78	8,703,122
	2008	9.30	9.15	14,212,905
	2007	9.23	9.30	8,650,714
	2006	9.17	9.23	3,842,379
Guggenheim VIF Multi-Hedge Strategies	2015	7.03	6.90	482,281
	2014	6.97	7.03	494,329
	2013	7.12	6.97	514,070
	2012	7.23	7.12	549,166
	2011	7.27	7.23	501,230
	2010	7.10	7.27	561,991
	2009	7.63	7.10	698,927
	2008	9.74	7.63	500,182
	2007 [9]	10.00	9.74	248,338
Guggenheim VIF Small Cap Value	2015	32.83	29.52	815,095
	2014	34.56	32.83	978,672
	2013	26.23	34.56	1,211,119
	2012	22.79	26.23	1,268,273
	2011	24.80	22.79	1,468,656
	2010	21.12	24.80	1,664,029
	2009	14.06	21.12	1,798,610
	2008	23.77	14.06	1,956,814
	2007	22.39	23.77	2,283,020
	2006	20.49	22.39	1,915,706
Guggenheim VIF StylePlus Large Core	2015	7.70	7.53	1,906,481
	2014	6.92	7.70	2,170,166
	2013	5.58	6.92	2,579,317
	2012	5.12	5.58	2,727,880
	2011	5.54	5.12	3,174,369
	2010	4.94	5.54	3,407,604
	2009	3.95	4.94	1,033,381
	2008	6.55	3.95	987,616
	2007	7.15	6.55	858,829
	2006	6.58	7.15	899,214
Guggenheim VIF StylePlus Large Growth	2015	7.64	7.76	1,188,379
	2014	6.88	7.64	954,125
	2013	5.57	6.88	1,041,669
	2012	5.22	5.57	1,145,617
	2011	5.67	5.22	1,736,038
	2010	5.05	5.67	1,805,926
	2009	3.93	5.05	2,287,637
	2008	6.48	3.93	2,721,398
	2007	7.18	6.48	3,416,774
	2006	6.93	7.18	3,428,338

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF StylePlus Mid Growth	2015	11.06	10.64	1,047,798
	2014	10.15	11.06	1,329,425
	2013	8.08	10.15	1,439,255
	2012	7.24	8.08	1,736,776
	2011	7.86	7.24	2,038,248
	2010	6.57	7.86	2,380,063
	2009	4.74	6.57	2,746,373
	2008	8.19	4.74	2,609,363
	2007	9.50	8.19	2,787,849
	2006	9.40	9.50	3,258,276
Guggenheim VIF StylePlus Small Growth	2015	8.32	7.91	674,359
	2014	7.94	8.32	740,123
	2013	5.83	7.94	892,611
	2012	5.43	5.83	1,081,774
	2011	5.75	5.43	1,364,838
	2010	4.59	5.75	1,606,407
	2009	3.52	4.59	1,631,523
	2008	6.93	3.52	1,834,176
	2007	6.81	6.93	2,378,940
	2006	6.73	6.81	2,451,178
Guggenheim VIF Total Return Bond	2015	10.95	10.67	2,833,207
	2014	10.52	10.95	3,463,206
	2013	10.73	10.52	3,341,675
	2012	10.53	10.73	3,742,549
	2011	10.39	10.53	4,063,052
	2010	10.17	10.39	3,891,629
	2009	9.74	10.17	4,122,847
	2008	11.08	9.74	2,818,981
	2007	11.17	11.08	3,074,940
	2006	11.18	11.17	3,084,496
Guggenheim VIF World Equity Income	2015	9.66	9.24	1,832,184
	2014	9.55	9.66	2,183,707
	2013	8.31	9.55	2,634,815
	2012	7.40	8.31	3,022,175
	2011	9.13	7.40	3,552,125
	2010	8.19	9.13	4,560,282
	2009	7.10	8.19	5,406,096
	2008	11.97	7.10	6,230,166
	2007	11.41	11.97	7,055,806
	2006	10.10	11.41	5,808,728
Guggenheim VIF Floating Rate Strategies	2015	9.85	9.56	286,810
	2014[7]	10.00	9.85	108,992
Guggenheim VIF Macro Opportunities	2015	9.98	9.58	29,915
	2014[7]	10.00	9.98	292,788

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. Comstock	2015	13.00	11.75	1,745,248
	2014	12.37	13.00	1,965,402
	2013	9.47	12.37	1,897,650
	2012	8.27	9.47	1,624,380
	2011	8.77	8.27	1,299,362
	2010	7.87	8.77	1,107,128
	2009	6.36	7.87	1,102,260
	2008	10.29	6.36	1,291,516
	2007	10.94	10.29	1,294,107
	2006[1]	10.00	10.94	440,279
Invesco V.I. Equity and Income	2015	13.13	12.32	971,072
	2014	12.53	13.13	1,170,660
	2013	10.42	12.53	1,493,883
	2012	9.62	10.42	1,228,747
	2011	10.12	9.62	1,209,176
	2010	9.38	10.12	1,336,065
	2009	7.95	9.38	1,638,561
	2008	10.68	7.95	1,725,049
	2007	10.73	10.68	1,895,535
	2006[1]	10.00	10.73	795,678
Invesco V.I. Global Health Care	2015	21.40	21.26	628,039
	2014	18.56	21.40	770,243
	2013	13.71	18.56	886,568
	2012	11.78	13.71	726,301
	2011	11.76	11.78	581,792
	2010	11.60	11.76	538,863
	2009	9.43	11.60	775,834
	2008	13.72	9.43	817,220
	2007	12.74	13.72	509,166
	2006	12.56	12.74	330,130
Invesco V.I. Global Real Estate	2015	21.51	20.40	685,582
	2014	19.48	21.51	796,236
	2013	19.69	19.48	871,735
	2012	15.96	19.69	943,483
	2011	17.72	15.96	999,208
	2010	15.65	17.72	1,119,216
	2009	12.35	15.65	1,133,602
	2008	23.17	12.35	1,271,449
	2007	25.47	23.17	1,336,969
	2006	18.54	25.47	1,443,163
Invesco V.I. Government Securities	2015	9.50	9.16	3,238,404
	2014	9.50	9.50	3,520,635
	2013	10.15	9.50	4,258,312
	2012	10.31	10.15	5,227,041
	2011 [10]	9.94	10.31	5,260,253

A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. International Growth	2015	15.81	14.83	1,930,044
	2014	16.40	15.81	1,887,499
	2013	14.34	16.40	1,787,066
	2012	12.92	14.34	1,953,672
	2011	14.42	12.92	2,273,454
	2010	13.30	14.42	2,337,564
	2009	10.23	13.30	2,878,412
	2008	17.87	10.23	2,737,717
	2007	16.21	17.87	3,263,735
	2006	13.16	16.21	2,335,721
Invesco V.I. Mid Cap Core Equity	2015	17.49	16.12	279,040
	2014	17.43	17.49	481,825
	2013	14.09	17.43	711,682
	2012	13.22	14.09	817,306
	2011	14.68	13.22	712,699
	2010	13.40	14.68	759,375
	2009	10.71	13.40	870,448
	2008	15.59	10.71	882,417
	2007	14.82	15.59	606,376
	2006	13.86	14.82	290,337
Invesco V.I. Mid Cap Growth [6]	2015	11.71	11.40	303,054
	2014	11.29	11.71	321,577
	2013	8.58	11.29	445,191
	2012	7.96	8.58	325,875
	2011	8.93	7.96	416,853
	2010	7.82	8.93	544,426
	2009	5.72	7.82	633,842
	2008	11.23	5.72	851,741
	2007	10.55	11.23	979,487
	2006[1]	10.00	10.55	366,210
Invesco V.I. Value Opportunities	2015	13.85	11.92	226,864
	2014	13.52	13.85	276,064
	2013	10.53	13.52	284,550
	2012	9.30	10.53	310,066
	2011	9.99	9.30	359,326
	2010	9.70	9.99	534,553
	2009	6.82	9.70	784,923
	2008	14.71	6.82	511,723
	2007	15.07	14.71	690,276
	2006	13.85	15.07	631,977
Ivy Funds VIP Asset Strategy	2015	9.55	8.43	28,701
	2014[7]	10.00	9.55	19,566
Janus Aspen Enterprise	2015	14.29	14.29	1,710,240
	2014	13.22	14.29	1,762,699
	2013	10.40	13.22	1,919,928
	2012	9.23	10.40	1,979,110
	2011	9.74	9.23	2,074,971
	2010	8.06	9.74	2,435,869
	2009	5.79	8.06	2,282,077
	2008	10.71	5.79	2,489,134
	2007[3]	10.00	10.71	3,589,215

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Janus Aspen Janus Portfolio	2015	12.10	12.25	960,923
	2014	11.14	12.10	822,124
	2013	8.90	11.14	1,005,362
	2012	7.81	8.90	1,114,828
	2011	8.59	7.81	1,573,680
	2010	7.80	8.59	1,791,454
	2009	5.96	7.80	2,457,922
	2008	10.28	5.96	2,625,949
	2007[3]	10.00	10.28	1,005,517
JPMorgan Insurance Trust Core Bond Portfolio	2015	9.99	9.70	675,096
	2014[7]	10.00	9.99	459,177
Lord Abbett Series Bond-Debenture VC	2015	9.86	9.35	82,376
	2014[7]	10.00	9.86	16,578
Lord Abbett Series Developing Growth VC	2015	10.62	9.39	44,779
	2014[7]	10.00	10.62	4,588
MFS® VIT II Research International	2015	8.94	8.42	390,892
	2014	9.99	8.94	375,935
	2013	8.74	9.99	715,653
	2012	7.80	8.74	720,197
	2011	9.10	7.80	477,862
	2010	8.55	9.10	967,717
	2009	6.80	8.55	1,116,789
	2008	12.28	6.80	1,638,751
	2007	11.34	12.28	1,631,567
	2006[1]	10.00	11.34	792,621
MFS® VIT Total Return	2015	11.89	11.39	2,363,111
	2014	11.41	11.89	2,889,897
	2013	9.97	11.41	3,638,022
	2012	9.34	9.97	3,312,812
	2011	9.54	9.34	3,743,677
	2010	9.04	9.54	4,317,116
	2009	7.97	9.04	4,846,698
	2008	10.65	7.97	4,787,201
	2007	10.64	10.65	3,715,419
	2006[1]	10.00	10.64	3,213,939
MFS® VIT Utilities	2015	17.82	14.63	1,131,074
	2014	16.45	17.82	1,562,618
	2013	14.21	16.45	1,740,243
	2012	13.03	14.21	1,851,547
	2011	12.70	13.03	2,056,867
	2010	11.61	12.70	2,031,308
	2009	9.07	11.61	2,237,966
	2008	15.15	9.07	2,297,609
	2007	12.33	15.15	2,670,849
	2006[1]	10.00	12.33	914,818

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Morgan Stanley UIF Emerging Markets Equity	2015	7.90	6.79	972,861
	2014	8.59	7.90	1,037,358
	2013	9.02	8.59	1,208,965
	2012	7.81	9.02	1,117,731
	2011	9.92	7.81	1,182,260
	2010	8.66	9.92	1,647,665
	2009	5.28	8.66	1,877,172
	2008	12.68	5.28	1,205,324
	2007[3]	10.00	12.68	988,886
Morningstar Aggressive Growth ETF Asset Allocation (formerly Ibbotson Aggressive Growth ETF Asset Allocation)	2015	9.95	9.31	8,278
	2014[7]	10.00	9.95	517
Morningstar Balanced ETF Asset Allocation (formerly Ibbotson Balanced ETF Asset Allocation)	2015	9.96	9.38	313,114
	2014[7]	10.00	9.96	19,727
Morningstar Conservative ETF Asset Allocation (formerly Ibbotson Conservative ETF Asset Allocation)	2015	9.83	9.35	103,457
	2014[7]	10.00	9.83	2,616
Morningstar Growth ETF Asset Allocation (formerly Ibbotson Growth ETF Asset Allocation)	2015	9.99	9.38	59,191
	2014[7]	10.00	9.99	10,483
Morningstar Income and Growth ETF Asset Allocation (formerly Ibbotson Income and Growth ETF Asset Allocation)	2015	9.87	9.35	28,945
	2014[7]	10.00	9.87	5,667
Neuberger Berman AMT Socially Responsive	2015	20.51	19.64	387,301
	2014	19.34	20.51	393,093
	2013	14.61	19.34	481,277
	2012	13.70	14.61	866,146
	2011	14.69	13.70	752,026
	2010	12.42	14.69	656,048
	2009	9.82	12.42	413,731
	2008	16.83	9.82	406,713
	2007	16.28	16.83	350,641
	2006[2]	10.00	16.28	184,584
Oppenheimer Core Bond Fund/VA	2015	7.18	6.97	2,081,833
	2014	6.98	7.18	1,888,444
	2013	7.27	6.98	1,904,487
	2012	6.85	7.27	2,339,500
	2011	6.59	6.85	2,122,464
	2010	6.15	6.59	1,665,254
	2009	5.86	6.15	1,763,138
	2008	9.98	5.86	3,670,686
	2007[3]	10.00	9.98	1,678,227
Oppenheimer Global Fund/VA	2015	9.91	9.90	189,248
	2014[7]	10.00	9.91	17,676

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Oppenheimer Main Street Small Cap Fund®/VA	2015	25.04	22.65	310,080
	2014	23.29	25.04	346,376
	2013	17.19	23.29	467,148
	2012	15.17	17.19	559,548
	2011	16.13	15.17	449,076
	2010	13.61	16.13	538,752
	2009	10.32	13.61	527,901
	2008	17.28	10.32	602,452
	2007	18.20	17.28	722,144
	2006	16.48	18.20	592,722
PIMCO VIT All Asset	2015	13.12	11.50	796,512
	2014	13.56	13.12	1,213,014
	2013	14.04	13.56	1,547,511
	2012	12.68	14.04	2,018,143
	2011	12.91	12.68	1,955,231
	2010	11.85	12.91	2,151,576
	2009	10.12	11.85	1,826,459
	2008	12.49	10.12	1,761,722
	2007	11.97	12.49	1,439,331
	2006	11.87	11.97	1,264,392
PIMCO VIT CommodityRealReturn Strategy	2015	6.24	4.47	875,193
	2014	7.95	6.24	958,458
	2013	9.67	7.95	1,030,486
	2012	9.53	9.67	893,537
	2011	10.70	9.53	1,041,016
	2010	8.92	10.70	1,395,327
	2009	6.54	8.92	1,255,528
	2008	12.09	6.54	954,459
	2007	10.18	12.09	453,091
	2006[1]	10.00	10.18	153,470
PIMCO VIT Emerging Markets Bond	2015	11.29	10.62	269,638
	2014	11.56	11.29	427,100
	2013	12.91	11.56	536,330
	2012	11.39	12.91	705,472
	2011	11.13	11.39	640,117
	2010	10.32	11.13	664,046
	2009	8.21	10.32	493,201
	2008	9.99	8.21	325,524
	2007[3]	10.00	9.99	95,557
PIMCO VIT Foreign Bond (U.S. Dollar‑Hedged)	2015	12.37	11.95	1,073,326
	2014	11.56	12.37	1,519,196
	2013	11.94	11.56	1,489,685
	2012	11.18	11.94	1,798,771
	2011	10.88	11.18	1,879,414
	2010	10.41	10.88	2,089,534
	2009	9.35	10.41	1,974,581
	2008	9.94	9.35	2,187,563
	2007	9.96	9.94	1,403,874
	2006[1]	10.00	9.96	677,587

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO VIT Low Duration	2015	9.57	9.24	2,434,964
	2014	9.85	9.57	2,855,381
	2013	10.24	9.85	3,656,292
	2012	10.04	10.24	3,689,440
	2011	10.31	10.04	4,012,485
	2010	10.17	10.31	4,306,160
	2009	9.32	10.17	3,581,524
	2008	9.72	9.32	3,252,805
	2007	9.40	9.72	2,411,950
	2006	9.38	9.40	2,354,587
PIMCO VIT Real Return	2015	11.52	10.80	2,835,146
	2014	11.61	11.52	3,603,683
	2013	13.28	11.61	4,250,496
	2012	12.67	13.28	5,957,877
	2011	11.78	12.67	6,343,822
	2010	11.32	11.78	5,856,757
	2009	9.93	11.32	6,032,661
	2008	11.09	9.93	6,385,955
	2007	10.41	11.09	5,381,914
	2006	10.72	10.41	4,477,341
PIMCO VIT Total Return	2015	9.97	9.64	636,750
	2014[7]	10.00	9.97	29,917
Putnam VT Small Cap Value	2015	10.14	9.35	22,876
	2014[7]	10.00	10.14	258
Royce Capital Fund – Micro-Cap	2015	10.64	8.97	704,328
	2014	11.45	10.64	867,692
	2013	9.83	11.45	1,047,779
	2012	9.48	9.83	1,282,071
	2011	11.20	9.48	1,571,860
	2010	8.95	11.20	1,974,799
	2009	5.88	8.95	1,517,342
	2008	10.75	5.88	1,481,881
	2007	10.74	10.75	1,568,397
	2006[1]	10.00	10.74	574,640
T. Rowe Price Health Sciences	2015	12.38	13.41	774,314
	2014[7]	10.00	12.38	227,123
Templeton Developing Markets VIP Fund	2015	9.19	7.11	27,073
	2014[7]	10.00	9.19	4,093
Templeton Global Bond VIP Fund	2015	9.84	9.07	82,501
	2014[7]	10.00	9.84	39,797
Transparent Value Directional Allocation VI	2015	9.64	9.03	24,195
	2014[8]	10.00	9.64	8,329

A-13

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Western Asset Variable Global High Yield Bond	2015	11.05	10.00	330,351
	2014	11.65	11.05	536,070
	2013	11.41	11.65	568,481
	2012	10.03	11.41	618,863
	2011	10.29	10.03	699,249
	2010	9.31	10.29	576,178
	2009	6.24	9.31	386,962
	2008	9.38	6.24	133,888
	2007[3]	10.00	9.38	54,439
1   For the period March 13, 2006 (date of inception) through December 31, 2006.
2   For the period May 1, 2006 (the date first publicly offered) through December 31, 2006.
3   For the period May 1, 2007 (the date first publicly offered) through December 31, 2007.
4   For the period May 1, 2008 (the date first publicly offered) through December 31, 2008.
5   For the period November 17, 2008 (the date first publicly offered) through December 31, 2008.
6   Effective April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth. The values in the table for the period prior to the merger reflect investment in Invesco V.I. Capital Development.
7   For the period May 1, 2014 (the date first publicly offered) through December 31, 2014.
8   For the period June 2, 2014 (the date first publicly offered) through December 31, 2014.
9.   For the period April 30, 2007 (the date first publicly offered) through December 31, 2007.
10. Effective April 29, 2011, Invesco Van Kampen V.I. Government merged into Invesco Van Kampen V.I. Government Securities. The values in the table for the period prior to the merger reflect investment in Invesco Van Kampen V.I. Government.

A-14

APPENDIX B
Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Lifetime Withdrawal Benefit Rider (This rider was available for purchase ONLY prior to February 1, 2010) — The Guaranteed Lifetime Withdrawal Benefit Rider (the "GLWB Rider") is designed for Owners who are concerned that poor investment performance or market volatility in the Subaccounts may adversely impact the amount of money they can withdraw under the Contract for retirement income or other long-term purposes. Subject to certain conditions and restrictions, the GLWB Rider guarantees that you will be able to withdraw a specified amount each Contract Year during your lifetime (and your spouse's lifetime, if you so designate)—even if your Contract Value is reduced to zero.
The GLWB Rider does not guarantee Contract Value or the performance of any investment option or asset allocation model.
GLWB Rider Definitions.
Annual Amount: the maximum amount that you may withdraw each Contract Year without reducing or eliminating your ability to make lifetime withdrawals under the GLWB Rider.
Benefit Base: an amount we refer to when determining your Annual Amount. Your Benefit Base is equal to the greater of the Benefit Step-up Base or the Benefit Roll-up Base.
Benefit Step-up Base: under this calculation of the Benefit Base, we will "lock in" to the Benefit Base your highest Contract Value on each Contract Anniversary following the Rider Start Date. We also will adjust this amount by any Purchase Payments and Excess Withdrawals.
Benefit Roll-up Base: under this calculation of the Benefit Base, we will increase your Benefit Base by the Growth Factor on the first 12 Rider anniversaries, so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance). We also will adjust this amount by any Purchase Payments and Excess Withdrawals.
Benefit Percentage: a percentage we multiply by your current Benefit Base to determine your Annual Amount.
Excess Withdrawals: cumulative withdrawals you make in any Contract Year that exceed your Annual Amount.
GLWB Rider Charge: an amount we deduct monthly from your Contract Value if you elected the GLWB Rider.
Growth Factor: an amount by which we will increase your Benefit Roll-up Base on the first 12 Rider anniver-saries, so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance).
Non-Excess Withdrawals: cumulative withdrawals you make in any Contract Year that do not exceed your Annual Amount.
RIA Annual Withdrawal Allowance: subject to certain conditions, withdrawals made to pay fees to a registered investment adviser that we do not consider as withdrawals when determining whether to apply the 2% Inflation Adjustment or whether to set the Growth Factor to zero when calculating the Benefit Roll-up Base.
Rider Start Date: the date the GLWB Rider was added to your Contract.
2% Inflation Adjustment: an amount by which we will increase the Benefit Percentage on each Contract Anniversary following the date you make a withdrawal under the GLWB Rider (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), so long as your entire Contract Value has been invested in accordance with a specified asset allocation model.
Important Considerations if You Purchased the GLWB Rider.
•
The Fixed Account is not available if you purchased the GLWB Rider. In addition, we reserve the right to restrict subsequent Purchase Payments. See "Investment Option Restrictions" and "Restrictions on Purchase Payments" below.

•	Any withdrawals you make that exceed the Annual Amount) may significantly reduce or even eliminate your ability to make lifetime withdrawals under the GLWB Rider.
•
We will deduct a monthly GLWB Rider charge from your Contract Value if you elected the GLWB Rider. We will assess this charge even if your only withdrawals are Non-Excess Withdrawals and even if you never make a withdrawal. We will not refund the GLWB Rider Charges you have paid if the GLWB Rider terminates for any reason.

•
Adding the GLWB Rider will not automatically cancel any existing systematic withdrawals that you have established. Since Excess Withdrawals may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted. See "Purchasing the GLWB Rider" below.

•
If you add, remove, or change an Owner under your Contract (including total or partial change incident to a divorce), then the GLWB Rider will terminate. See "Covered Persons, Owners, and Spouses" below.

•	You must have repaid any outstanding Contract loan before we issued the GLWB Rider, and you may not take a new Contract loan while the Rider is in effect. See "Contract Loans" below.
•	You cannot cancel the GLWB Rider once it is issued.
•	Any amount that we may pay under the GLWB Rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
•
If you elected the GLWB Rider, you were not permitted to elect the Guaranteed Minimum Withdrawal Benefit Rider, the Guaranteed Minimum Income Benefit Rider at 3% or 5%, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, and/or the Total Protection Rider.

•	Certain Qualified Contracts may have withdrawal or other restrictions which may limit the benefit of the GLWB Rider.
You should not have purchased the GLWB Rider if:
•	You expected to take Excess Withdrawals because such withdrawals may significantly reduce or eliminate the value of the GLWB Rider; or
•	You were primarily interested in maximizing the Contract's potential for long-term accumulation rather than ensuring a stream of income for life; or
•
You did not consult a tax adviser before purchasing the GLWB Rider with any Qualified Contract, as certain Qualified Contracts may have withdrawal or other restrictions which may limit the benefit of the GLWB Rider; or

•
If you intended to take Excess Withdrawals, as any withdrawals you make that exceed the Annual Amount may significantly reduce or even eliminate your ability to make lifetime withdrawals under the GLWB Rider (see "Non-Excess and Excess Withdrawals" below); or

•	You did not consult your registered representative to discuss whether the GLWB Rider suits your needs; or
•	You did not expect to take Non-Excess Withdrawals ever or for a significant period of time.
Purchasing the GLWB Rider. You could only purchase the GLWB Rider if the attained age of the Covered Person (and the Joint Covered Person, if the Rider is issued on a joint life basis) was at least 55 but no older than 80. Except under the circumstances set forth below, an Owner must be a natural person. See "Covered Persons, Owners, and Spouses."
Electing the GLWB Rider after the Contract Date did not automatically cancel any existing systematic withdrawals that you have established. Since Excess Withdrawals may significantly reduce or even eliminate your ability to make lifetime withdrawals under the Rider, you should consider whether any existing systematic withdrawals should be adjusted.
Important Consideration. When you purchased the GLWB Rider may have a significant impact on the value of your Benefit Base. For example, there were certain advantages to purchasing the GLWB Rider early. We begin "locking in" your highest Contract Value when calculating the Benefit Step-up Base on every Contract Anniversary following the Rider Start Date. Thus, the earlier you purchased the GLWB Rider, the longer the period of time during which your Benefit Base may increase due to favorable Subaccount performance. You also have an opportunity for your Benefit Base to increase by the Growth Factor utilized in our calculation of the Benefit Roll-up Base. Contract values occurring prior to the Rider Start Date do not affect the Benefit Base.
On the other hand, if you purchased the GLWB Rider too early and do not begin taking Non-Excess Withdrawals for a period of time, you may pay the GLWB Rider Charge for a longer period than is necessary. You also must comply with other Rider restrictions, such as prohibitions on changing Owners, taking Contract loans, and allocating Purchase Payments and Contract Value to the Fixed Account.
Covered Persons, Owners, and Spouses.
Covered Person. The Covered Person is the person during whose life we will make available the Annual Amount. If the Contract is owned by a single natural person, then the Covered Person must be the Owner. If the Contract is owned by a non-natural person, then the Covered Person must be the Annuitant.
•
Under the GLWB Rider, the Owner must be a natural person unless: (1) the Contract is owned by a trust (or other entity as agent for a natural person), (2) the Rider is issued with only one Covered Person, (3) only one Annuitant is named in the Contract; and (4) the Annuitant is the Covered Person.

The Covered Person cannot be changed after we issue the Rider.
Joint Covered Person. The Joint Covered Person is the person during whose life, in conjunction with the life of the Covered Person, we will make available the Annual Amount. If there are Joint Owners under the Contract, then the Joint Covered Person must be the Joint Owner.
Note:	Please remember that we impose a higher GLWB Rider Charge if there is a Joint Covered Person under the GLWB Rider. We do so because we are obligated to make the Annual Amount available for withdrawals over the lives of two individuals (so long as all of the Rider's conditions are met).
The Joint Covered Person must be the spouse of the Covered Person on the Rider Start Date. If there is one Owner under the Contract, the Joint Covered Person also must be the sole Designated Beneficiary under the Contract prior to annuitization. If there are Joint Owners under the Contract, the Covered Person and Joint Covered Person must be the only Designated Beneficiaries under the Contract prior to annuitization.
We will make the Annual Amount available until the later of the death of the Covered Person or the death of the Joint Covered Person, provided that (a) there is no change in the status of the Joint Covered Person as the spouse of the Covered Person, and (b) there is no change in the status of the Joint Covered Person as the sole Designated Beneficiary prior to annuitization (if there is one Contract Owner) or of the Covered Person and Joint Covered Person as the only Designated Beneficiaries prior to annuitization (if there are two Contract Owners).
Note:	If the status of either (or both) of these designations changes due to death or divorce (where the Contract is not split or otherwise divided), then we will base the benefits under the Rider solely on the life of the Covered Person. This means that we will not make the Annual Amount available after the death of the Covered Person, even if the Joint Covered Person is still alive. However, we will continue to assess the GLWB Rider Charge based on two Covered Persons for as long as the Covered Person is alive.
After the Rider Start Date, the Joint Covered Person cannot be changed, even if the Covered Person has a new spouse, nor can a Joint Covered Person be added.
Joint Owners. If the GLWB Rider is elected, the Contract must be owned individually (i.e., there must be only one Owner), unless:
1.	there is only one Joint Owner,
2.	the Joint Owner is the spouse of the Owner, and
3.	prior to annuitization, the only Designated Beneficiaries under the Contract are the Owner and Joint Owner.
Note:	If the Owner and Joint Owner cease to be the spouse of each other due to death or divorce (where the Contract is not split or otherwise divided), then we will base the benefits under the Rider solely on the life of the Covered Person (i.e., the Owner). This means that we will not make the Annual Amount available after the death of the Covered Person, even if the Joint Covered Person (i.e., the

Joint Owner) is still alive. However, we will continue to assess the GLWB Rider Charge based on two Covered Persons for as long as the Covered Person is alive.
In the event that the Contract is ordered to be split or otherwise divided between the Owner and Joint Owner pursuant to the terms of a divorce settlement or a divorce decree from a court of law or pursuant to any other court order incident to a divorce, we will terminate the GLWB Rider.
Change in Owner. If you add, remove, or change an Owner under your Contract (including total or partial changes incident to a divorce) after the GLWB Rider is issued, then we will terminate the Rider.
Termination of the GLWB Rider if Surviving Spouse Continues Contract. If there is only one Covered Person and he or she dies while the GLWB Rider is in effect, and if the surviving spouse of the deceased Covered Person elects to continue the Contract, then we will terminate the Rider.
The surviving spouse can elect to add a new Guaranteed Lifetime Withdrawal Benefit Rider on any Contract Anniversary prior to the Annuity Start Date (if the Rider is still available for sale) by completing a form and submitting it to our Administrative Office at least one day prior to the Contract Anniversary. If we do not receive the completed form at our Administrative Office at least one day prior to the Contract Anniversary, the Rider will not be added to your Contract. The surviving spouse must satisfy our issue age requirements in effect at the time the Rider is purchased. We will issue a new GLWB Rider based on new variables (i.e., the Benefit Base, the Annual Amount, the Benefit Percentage, etc.). The terms of any such new GLWB Rider, including the charge for the Rider, may differ from the terms of the existing Rider.
Spouse. Under the GLWB Rider, the term 'spouse' has the meaning given to it under federal law for purposes of the Internal Revenue Code.
Proof of Survival. We may require proof of survival of any person upon whose life continuation of benefits depends (including, but not limited to, the Covered Person and any Joint Covered Person).
Non-Excess and Excess Withdrawals. You may make withdrawals under your Contract while the GLWB Rider is in effect. However, the amount and timing of your withdrawals may significantly reduce (or even eliminate) your ability to make lifetime withdrawals under the Rider.
•	Non-Excess Withdrawals are cumulative withdrawals made during the Contract Year that are less than or equal to the Annual Amount (see "Determining Your Annual Amount" below).
•	Excess Withdrawals are cumulative withdrawals made during the Contract Year that exceed the Annual Amount.
Note:	We have designed the GLWB Rider for you to take total Non-Excess Withdrawals up to the Annual Amount during each Contract Year. To obtain the maximum potential benefit under the GLWB Rider, your total withdrawals each Contract Year should not exceed the Annual Amount.
Excess Withdrawals reduce your Benefit Base and your Annual Amount, which may significantly reduce or even eliminate your ability to make lifetime withdrawals under the GLWB Rider. If your Contract Value is reduced to zero due to an Excess Withdrawal, your Contract and the GLWB Rider will terminate.
A "withdrawal" includes any applicable withdrawal charges, any forfeited Credit Enhancements, any withdrawals made to pay fees to a registered investment adviser, and charges for premium taxes and/or other taxes, if applicable, and any other charges deducted upon a withdrawal or surrender. We will reduce your Contract Value by the amount of any withdrawal you make. Withdrawals made while the GLWB Rider is in effect will be subject to the same conditions, limitations, restrictions, and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the terms of your Contract, unless we specify otherwise.
Before you make a withdrawal, please note:
•
We will not assess a withdrawal charge or recapture any Credit Enhancements if you make a Non-Excess Withdrawal. However, such withdrawals will reduce your Free Withdrawal amount. For the purpose of calculating the withdrawal charge on Excess Withdrawals, Non-Excess Withdrawals do not reduce Purchase Payments.

•
If you make an Excess Withdrawal, we will assess a withdrawal charge (if otherwise applicable), reduce your Free Withdrawal amount, and recapture any Credit Enhancements, as appropriate, in the same manner in which we would do so if you had not elected the GLWB Rider and you made a withdrawal under the Contract. See "Charges and Deductions – Contingent Deferred Sales Charge" and "Optional Riders – Extra Credit".

•
All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, reduce your Contract Value and death benefit and may reduce other rider benefits. Withdrawals may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see "Federal Tax Matters".

Determining Your Annual Amount. Your Annual Amount is the maximum amount that you can withdraw each Contract Year without reducing or eliminating your ability to make lifetime withdrawals under the GLWB Rider.
•	Your Annual Amount is equal to the current Benefit Percentage multiplied by the current Benefit Base.
We initially calculate your Annual Amount on the Rider Start Date and recalculate it on each Contract Anniversary, when you make any additional Purchase Payments, and when you make any Excess Withdrawals.
So long as your Contract Value has not reduced to zero, you may withdraw the Annual Amount in a lump sum, in multiple withdrawals, or in a series of pre‑authorized withdrawals during the Contract Year. You can continue to take up to the Annual Amount each Contract Year until it is depleted for that year. The Annual Amount is not cumulative, which means that if you choose to withdraw only part of, or none of, your Annual Amount in any given Contract year, any portion not withdrawn will not be carried over to the next or any subsequent Contract Year.
Benefit Percentage. The initial Benefit Percentage depends on the age of the Covered Person (or for the joint life version, the age of the younger of the Covered Person and the Joint Covered Person) on the Rider Start Date, as follows:
Age	Initial Benefit Percentage
Less than 65	4.0%
At least 65 but less than 76	5.0%
Equal to or greater than 76	6.0%

We may increase the Benefit Percentage by a 2% Inflation Adjustment if certain conditions are met (see "2% Inflation Adjustment," below).
Qualified Contracts. If you own a Qualified Contract that is in the "Required Minimum Distribution" or "RMD" phase under the Internal Revenue Code, and you are required to withdraw more than the Annual Amount we have calculated, then we will increase your Annual Amount to equal the amount required to be withdrawn under the Internal Revenue Code.
•
We determine this amount as of the beginning of the calendar year based solely on the values under your Contract. We do not include RMDs of any other assets of any Owner or Designated Beneficiary. This amount is equal to the Internal Revenue Code required minimum distribution amount calculated by us using only (1) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (2) your Contract Value (including the present value of any additional benefits provided under your Contract to the extent required to be taken into account under IRS Guidance), and (3) amounts from the current calendar year (no carry-over from past years).

Determining Your Benefit Base. Your Benefit Base is used to calculate your Annual Amount.
Note:	Your Benefit Base is only used to calculate the Annual Amount. It is not a cash value, surrender value, or death benefit, it is not available to you, it is not a minimum return for any Subaccount, and it is not a guarantee of any Contract Value.
We initially calculate your Benefit Base on the Rider Start Date and recalculate it on each Contract Anniversary, when you make any additional Purchase Payments, and when you make any Excess Withdrawals.

•
Your initial Benefit Base is equal to (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).

Your Benefit Base after the Rider Start Date is equal to the greater of the Benefit Step-up Base or the Benefit Roll-up Base.
1.	The Benefit Step-up Base:
On the Rider Start Date, the Benefit Step-up Base is equal to: (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).
We recalculate the Benefit Step-up Base as follows:
a.	On each Contract Anniversary, the new Benefit Step-up Base is equal to the greater of your Contract Value on that anniversary, or (B) the then current Benefit Step-up Base.
b.	If you make an additional Purchase Payment, we will increase the then current Benefit Step-up Base by the amount of the Purchase Payment (and any Credit Enhancement and/or Bonus Credit, if applicable).
c.	If you make an Excess Withdrawal, the new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)).
Note:	Excess Withdrawals will reduce your Benefit Step-up Base, which, in turn, may significantly reduce or eliminate your ability to make lifetime withdrawals under the GLWB Rider. Excess Withdrawals could reduce your Benefit Step-up Base by substantially more than the actual amount of the Excess Withdrawal. Excess Withdrawals will also reduce your Annual Amount.
Examples of Excess Withdrawals on the Benefit Step-up Base. Example 1, assume:
(i)	At the beginning of the Contract Year, the Annual Amount is $5,000.
(ii)	During the Contract Year the Owner makes a $6,000 withdrawal, which means the Owner has made a Non-Excess Withdrawal of $5,000 and an Excess Withdrawal of $1,000.
(iii)	On the day that the Owner takes the $6,000 withdrawal, but prior to the withdrawal being processed, the then current Benefit Step-up Base is $100,000. The Contract Value is $120,000 prior to any part of the withdrawal being processed and, after the Non-Excess Withdrawal is effected but immediately before the Excess Withdrawal is effected, the Contract Value is $115,000.
When an Excess Withdrawal is made, the new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by the Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Step-up Base is equal to: $100,000 x (1 – ($1,000 ÷ $115,000)) = $99,130.
Example 2, assume:
(i)	The Owner has already taken withdrawals equal to the Annual Amount for the Contract Year.
(ii)	The Owner takes another withdrawal of $3,000 in the same Contract Year, all of which is considered an Excess Withdrawal.
(iii)	Immediately prior to the withdrawal of $3,000, the current Benefit Step-up Base is $100,000. The Contract Value is $50,000.

The new Benefit Step-up Base is equal to the then current Benefit Step-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by the Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Step-up Base is equal to: $100,000 x (1 – ($3,000 ÷ $50,000)) = $94,000.
•	Note that in this case, the Excess Withdrawal is $3,000, while the reduction in Benefit Step-up Base is $6,000 (twice the amount of the Excess Withdrawal).
2.	The Benefit Roll-up Base:
On the Rider Start Date, the Benefit Roll-up Base is equal to: (a) your initial Purchase Payment including Credit Enhancements and/or Bonus Credits, if any (if we issued your Rider on the Contract Date); or (b) your Contract Value on the Rider Start Date (if we issued your Rider on a Contract Anniversary).
We recalculate the Benefit Roll-up Base as follows:
(a)	On each Contract Anniversary, the new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 plus the Growth Factor).
We determine the Growth Factor as follows:
(i)	If you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), then the Growth Factor is:
•	5.0% on Rider anniversaries 1 through 4;
•	6.0% on Rider anniversaries 5 through 8;
•	7.0% on Rider anniversaries 9 through 12; and
•	0.0% on Rider anniversaries 13 and greater.
(ii)	If you have made one or more withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance), then the Growth Factor is zero on every Contract Anniversary following the first withdrawal.
Note:	The value of the GLWB Rider may be affected if you delay taking withdrawals. For example, once you take a withdrawal, we will apply the 2% Inflation Adjustment (if elected) to your Benefit Percentage on each Contract Anniversary (subject to certain conditions). (See "When to Take Withdrawals" below.)
(b)	If you make an additional Purchase Payment, we will increase the then current Benefit Roll-up Base by the amount of the Purchase Payment (and any Credit Enhancement and/or Bonus Credit, if applicable).
(c)	If you make an Excess Withdrawal, the new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)).
Note:	Excess Withdrawals will reduce your Benefit Roll-up Base, which, in turn, may significantly reduce or eliminate your ability to make lifetime withdrawals under the GLWB Rider. Excess Withdrawals could reduce your Benefit Roll-up Base by substantially more than the actual amount of the Excess Withdrawal. Excess Withdrawals will also reduce your Annual Amount.
Example of Excess Withdrawals on the Benefit Roll-up Base. Assume:
(i)	The Owner has already taken withdrawals equal to the Annual Amount for the Contract Year.
(ii)	The Owner takes another withdrawal of $3,000 in the same Contract Year, all of which is considered an Excess Withdrawal.

(iii)	Immediately prior to the withdrawal of $3,000, the current Benefit Roll-up Base is $100,000. The Contract Value is $50,000.
The new Benefit Roll-up Base is equal to the then current Benefit Roll-up Base multiplied by (1 minus (the amount of the Excess Withdrawal divided by your Contract Value immediately before the Excess Withdrawal)). Thus, the new Benefit Roll-up Base is equal to: $100,000 x (1 – ($3,000 ÷ $50,000)) = $94,000.
•	Note that the Excess Withdrawal is $3,000, while the reduction in Benefit Roll-up Base is $6,000 (twice the amount of the Excess Withdrawal).
2% Inflation Adjustment. If your entire Contract Value has been invested in accordance with one of the asset allocation models described below since the Rider Start Date, we will increase the Benefit Percentage by an amount equal to the current Benefit Percentage multiplied by 2.0% (the "2% Inflation Adjustment"). However, no increases will be made until you make a withdrawal following the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance). After you make such a withdrawal, we will begin applying the 2% Inflation Adjustment to your Benefit Percentage on each Contract Anniversary.
Note:	The value of the GLWB Rider may be affected if you begin taking withdrawals too soon. For example, once you take a withdrawal, we will no longer increase your Benefit Roll-up Base by the Growth Factor. (See "When to Take Withdrawals" below.)
To be eligible for the 2% Inflation Adjustment, at all times since the Rider Start Date your entire Contract Value must be invested in one of several specified asset allocation models. This means:
•	You must allocate all Purchase Payments and Contract Value in accordance with one of the asset allocation models;
•
You must elect and maintain the Asset Reallocation Option, thereby authorizing us to automatically transfer your Contract Value on a quarterly basis to restore your asset allocation model's allocations to the original percentages in effect at the time you elected the model;

•	You may change from the current asset allocation model to another asset allocation model approved by us for use in connection with the 2% Inflation Adjustment feature;
•	You may not make other transfers among the Subaccounts; and
•	We will deduct any withdrawals you make (including withdrawals pursuant to the RIA Annual Withdrawal Allowance) from the Subaccounts in the asset allocation model on a pro rata basis.
Note:	You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs.
If at any time following the Rider Start Date all or a portion of your Contract Value is not invested in accordance with the above restrictions, then your Benefit Percentage will not be increased by the 2% Inflation Adjustment for that Contract Year or any subsequent Contract Year.
Each asset allocation model invests different percentages of Contract Value in certain of the Subaccounts. In general, the investment strategies employed by the asset allocation models include allocations that focus on (1) combining bond funds and stock funds; or (2) emphasizing stock funds while including a weighting to bond funds. Each of these asset allocation models seek to provide income and/or capital appreciation while avoiding excessive risk. There can be no assurance, however, that any of the asset allocation models will achieve their invest-ment objective. If you are seeking a more aggressive investment strategy, the asset allocation models required in connection with the 2% Inflation Adjustment may not be appropriate for you.
The asset allocation models approved for use with the 2% Inflation Adjustment and the composition of the specific asset allocation model you select may change from time to time. However, we will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes. If you desire to change your

Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model that is permitted with the 2% Inflation Adjustment, you must submit new allocation instructions to us in writing. There is no charge for allocating your Contract Value in accordance with an asset allocation model.
The specific asset allocation models available to you are fully described in a separate brochure. Your sales representative can provide additional information about the asset allocation models available to you. Please talk to him or her if you have additional questions about the asset allocation models.
Example of the 2% Inflation Adjustment. Assume:
a.	the Owner added the Rider (issued with one Covered Person) at age 70,
b.	the 2% Inflation Adjustment has not been forfeited because Contract Value has at all times since the Rider Start Date been invested in accordance with the investment restrictions set forth above, and
c.	the first withdrawal (other than one within the RIA Annual Withdrawal Allowance) is in Contract Year 3.
The Benefit Percentage is equal to:
•	5.00% for Contract Years 1 and 2 (because the Owner was between ages 65 and 75 on the Rider Start Date and did not take any withdrawals),
•	5.00% for Contract Year 3 (because the withdrawal will trigger the 2% Inflation Adjustment beginning on the next Contract Anniversary),
•	5.10% for Contract Year 4 (5.00% * (1.02)),
•	5.20% for Contract Year 5 (5.00% * (1.02)2),
•	5.31% for Contract Year 6 (5.00% * (1.02)3)
•
and so forth for subsequent Contract Years (so long as the Owner continues to comply at all times with the investment restrictions set forth above). If, in Contract Year 6, the Owner fails to comply with the investment restrictions, then in all future Contract Years the Benefit Percentage will be equal to 5.31%.

RIA Annual Withdrawal Allowance. If withdrawals are made under your Contract to pay fees to a registered investment adviser, then we will not consider that withdrawal when determining whether to apply the 2% Inflation Adjustment or whether to set the Growth Factor to zero when calculating the Benefit Roll-up Base, if:
•	the withdrawals are the only amount withdrawn in that Contract Year;
•	the withdrawals are for the purpose of paying fees to a registered investment adviser for services rendered to the Owner in connection with the Contract;
•	we are making payment(s) to the registered investment adviser from such withdrawals on behalf of the Owner; and
•
the withdrawals do not exceed: (1) in the first Contract Year, 2.0% of Purchase Payments (including any Credit Enhancement and/or Bonus Credit), and (2) for all other Contract Years, 2.0% of your Contract Value as of the beginning of the Contract Year.

When to Take Withdrawals. You should carefully consider when to begin taking withdrawals under the GLWB Rider.
Advantages to taking withdrawals:
•	You may maximize the time during which you may take lifetime withdrawals due to longer life expectancy, and you will be paying for a benefit you are using.
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If you have selected the 2% Inflation Adjustment feature of the Rider and have complied with the invest-ment restrictions noted above under "2% Inflation Adjustment," once you make a withdrawal (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance) we will apply the 2% Inflation Adjustment to your Benefit Percentage on each Contract Anniversary (see "2% Inflation Adjustment").

Advantages to delaying withdrawals:
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On the first 12 Rider anniversaries, we will increase your Benefit Roll-up Base by the Growth Factor so long as you have made no withdrawals since the Rider Start Date (other than withdrawals made pursuant to the RIA Annual Withdrawal Allowance) (see "Benefit Roll-up Base").

•
Withdrawals reduce your Free Withdrawal Amount, death benefit, and Contract Value, may result in receipt of taxable income (and a 10% penalty tax if made prior to age 59½), and may limit the potential for increasing your Benefit Base through higher Contract Values on Contract Anniversaries.

You should discuss with your registered representative when it may be appropriate for you to begin taking withdrawals under the GLWB Rider.
Annuitization. If you have not selected an Annuity Start Date, then while the GLWB Rider is in effect the Annuity Start Date is the day before the older Annuitant's 95th birthday.
If the Contract Value is greater than zero on the Annuity Start Date, then you may elect to receive annual Annuity Payments equal to:
a.	the Annual Amount as of the Annuity Start Date; or
b.	the amount determined by applying the Contract Value less premium taxes and any pro rata account adminis-tration charge as of the Annuity Start Date to any of the Annuity Options available under your Contract.
If you choose option (a), then we will make Annuity Payments until the later of: (i) the death of the Covered Person (or until the later of the death of the Covered Person or Joint Covered Person, if applicable), or (ii) a fixed period equal to the Contract Value on the Annuity Start Date divided by the Annual Amount on the Annuity Start Date. If the Covered Person (or both the Covered Person and the Joint Covered Person, if applicable) dies before receiving the fixed number of Annuity Payments, then we will make any remaining Annuity Payments to the Designated Beneficiary.
If you choose option (b), then we will make Annuity Payments pursuant to the terms of your Contract.
Note:	The payments you would receive under option (a) are different from the payments you would receive under option (b). You should consult with your registered representative to determine which option is more appropriate for you.
Reduction of Contract Value To Zero. If your Contract Value reduces to zero, one of the following will occur:
1.	If your Contract Value reduced to zero due to an Excess Withdrawal, then we will terminate your Contract and the GLWB Rider (which means your Annual Amount will no longer be available) even if your Benefit Base is greater than zero. You will not be entitled to receive any further benefits under your Contract or the Rider.
2.	If your Contract Value reduced to zero for any reason other than due to an Excess Withdrawal, then:
a.	We will make payments to you each Contract Year in an amount equal to the Annual Amount in effect as of the Valuation Date the Contract Value reduced to zero;
b.	We will make these as a series of payments pursuant to a frequency selected by you from those made available by us at that time;
c.	We will make these payments until the death of the Covered Person (or the later of the death of the Covered Person and any Joint Covered Person, if applicable, subject to the restrictions on changing Owners);
d.	You may not make any additional Purchase Payments under your Contract;
e.	You will no longer be eligible to receive a death benefit under your Contract; and
f.	We will terminate all other optional riders under your Contract.

Investment Option Restrictions. If you elected the GLWB Rider, you cannot allocate your Purchase Payments or transfer your Contract Value to the Fixed Account. If you wish to add the GLWB Rider on a Contract Anniversary, you will need to transfer any Contract Value in the Fixed Account to one or more of the Subaccounts.
Restrictions on Purchase Payments. If you elected the GLWB Rider, (either on the Contract Date or on any Contract Anniversary prior to the Annuity Start Date), we reserve the right to refuse to accept subsequent Purchase Payments, and/or limit the amount of any subsequent Purchase Payments that we do accept, following the Rider Start Date.
When discussing the GLWB Rider, all references to Purchase Payments mean the amount actually applied to Contract Value (i.e., net of any applicable premium tax or other applicable charges).
If in the future the Fixed Account becomes an available investment option under the Rider, then we may deduct a portion of the GLWB Rider Charge from Contract Value allocated to the Fixed Account.
We will not refund the GLWB Rider Charges you have paid if the GLWB Rider terminates, regardless of the reason for termination.
Contract Loans. You must repay any outstanding Contract loan before we will issue the GLWB Rider, and you may not take a new Contract loan while the Rider is in effect.
Termination. We will terminate the GLWB Rider on the earliest of:
1.	The Valuation Date you surrender your Contract;
2.	The Annuity Start Date (subject to any obligations we may have to make payments of the Annual Amount, as set forth in the Annuitization provision above);
3.	For a GLWB Rider issued with one Covered Person, the date of the Covered Person's death (regardless of whether the surviving spouse Beneficiary continues the Contract);
4.	For a GLWB Rider issued with a Covered Person and a Joint Covered Person, the later of the date of death of the Covered Person or the Joint Covered Person (subject to our rules relating to the designation of a Joint Covered Person—see "Covered Persons, Owners, and Spouses" above);
5.	The date of change of ownership under the Contract (including total or partial change incident to a divorce—see "Covered Persons, Owners, and Spouses" above); or
6.	The Valuation Date your Contract Value is reduced to zero due to an Excess Withdrawal.
Tax Consequences. As with any distribution from the Contract, tax consequences may apply to GLWB Rider distributions. The application of certain tax rules to the Rider, particularly those rules relating to distributions from your Contract, is not entirely clear. While there is some uncertainty, we intend to treat any amounts received by you under the GLWB Rider after your Contract Value reduces to zero as annuity payments for tax purposes. We also intend to treat the payments made to you under the Rider prior to the date your Contract Value reduces to zero or selection of an Annuity Option as withdrawals for tax purposes.
For Qualified Contracts, distributions attributable to the GLWB Rider will be taxed in accordance with the rules applicable to the type of Qualified Plan. We intend to treat distributions from Contracts issued as Section 403(b) annuities or traditional or Roth individual retirement annuities in the manner described above for annuities generally. (Please see "Federal Tax Matters".) Your required minimum distribution amount may have to include the value of optional Contract provisions such as the GLWB rider. Consult a tax advisor.
Limited Exchange Opportunity. Beginning on May 1, 2008 and extending through April 30, 2009, if you currently owned the Guaranteed Minimum Withdrawal Benefit Rider, you could have exchanged that Rider for the Guaranteed Lifetime Withdrawal Benefit Rider if you were otherwise eligible to purchase the Rider. We only permitted such an exchange on a Contract Anniversary. All terms and conditions of the Guaranteed Lifetime Withdrawal Benefit Rider that were in effect on that Contract Anniversary applied. We used your Contract Value on that Contract Anniversary to calculate the Benefit Base under the Guaranteed Lifetime Withdrawal Benefit rider. If you made this exchange, you would not be permitted to later repurchase the Guaranteed Minimum Withdrawal Benefit Rider.
There are differences in the terms of the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Lifetime Withdrawal Benefit Rider, including the rider charge, the availability of the Fixed Account, and whether withdrawals under the rider may be available for a specified period or for your lifetime. You should have reviewed the discussion on each rider carefully to determine whether exchanging your existing Guaranteed Minimum Withdrawal Benefit Rider was appropriate for you.
Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Guggenheim VIF Money Market Subaccount, the Fixed Account and the Loan Account; however you will still pay the Rider charge applicable to the 5% rate.)
In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniver-sary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger.
6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit) (This rider was available for purchase ONLY prior to February 1, 2010) — This rider, like the Guaran-teed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment "floor."
The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.
Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Income Benefit. If you purchased this rider when you purchased the Contract, the Annual Limit initially was equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchased this rider on a Contract Anniversary, the Annual Limit initially was equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.
The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.
In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday.
In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.
Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under "Annuity Options." The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2%.
The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. The Alternate Benefit is available only on the tenth anniver-sary of the rider purchase date and shall not be available thereafter. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):
Payment Frequency	Total Number of Payments
Monthly	180
Quarterly	60
Semiannual	30
Annual	15

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15‑year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under "Annuity Options").
The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.
If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.

This rider was available only if the age of the Annuitant at the time the rider was issued was 79 or younger.
Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit.
Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements or Bonus Credits), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elected the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the Fixed Account and Loan Account; however, you will still pay the Rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under "Death Benefit."
Combined Annual Stepped Up and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;
3.	The Annual Stepped Up Death Benefit (as described above in the Prospectus under "Optional Riders"); or
4.	The Guaranteed Growth Death Benefit at 5% (as described above).
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under "Death Benefit."
Enhanced Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges; or
2.	The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.
•	"Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.
•
"Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under "Death Benefit."
Combined Enhanced and Annual Stepped Up Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Annual Stepped Up Death Benefit (as described above in the Prospectus under "Optional Riders"), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under "Death Benefit."
Combined Enhanced and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under "Death Benefit."
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Annual Stepped Up Death Benefit (as described above in the Prospectus under "Optional Riders"), plus the Enhanced Death Benefit (as described above); or
4.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under "Death Benefit."
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly the Dollar for Dollar Combination Benefit) (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit") as described under "6% Dollar for Dollar Guaranteed Minimum Income Benefit." For a discussion of the Minimum Income Benefit, see "6% Dollar for Dollar Guaranteed Minimum Income Benefit."
In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Minimum Death Benefit, as described below.
The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit "floor."
The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.
The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and/or Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account and the Loan Account; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to the Invesco V.I. Government Money Market Subaccount, the PIMCO Low Duration Subaccount, the Fixed Account or the Loan Account, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.
Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase

Payment, not including any Credit Enhancement and/or Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.
The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.
In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner's 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements and/or Bonus Credits), less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.
In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the with-drawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.
The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.
This rider was available only if the age of each Owner on the Contract Date was 79 or younger and the age of each Annuitant on the Contract Date was 79 or younger. See the discussion under "Death Benefit."
Guaranteed Minimum Withdrawal Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — If you elected this rider when you purchased the Contract, your "Benefit Amount" was equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."
Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*A percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.
If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."
The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.
The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.
If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.
Total Protection (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.
Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Minimum Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Credits or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.
This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary).
The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.
The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed

Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.
This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 79 or younger.
Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.

APPENDIX C

Automatic Bonus Credit Rider

During the period of May 1, 2005 through December 31, 2007, the Company automatically issued a rider, which made available a Bonus Credit; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007; (2) the Contract was issued without a 0‑Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger.

The Bonus Credit, which was added to Contract Value, generally was equal to 2% of each Purchase Payment made in the first Contract Year. If the Contract was issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit was equal to 1% of each Purchase Payment made in the first Contract Year, and if the Contract was issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit was not available. The Company applied the Bonus Credit to Contract Value at the time the Purchase Payment was effective, and any Bonus Credit was allocated among the Subaccounts in the same proportion as the applicable Purchase Payment. This rider is no longer available, but if your Contract was issued with this rider, you received the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchased the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company made the automatic Bonus Credit available only if your application was submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment was received by the Company no later than February 28, 2008.
The Bonus Credit is subject to any applicable withdrawal charge. There was no charge for this rider.

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Prospectus
NEA VALUEBUILDER VARIABLE ANNUITY

May 1, 2016

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC.
NEA 191	28-01917-00 2016/05/01

NEA VALUEBUILDER VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-NEA-VALU	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV, or to the Fixed Account. Each Subac-count invests in a corresponding mutual fund (the "Underlying Fund"). The Underlying Funds currently available under the Contract are:1
•	American Century Equity Income
•	American Century Heritage
•	American Century International Growth
•	American Century Select
•	American Century Strategic Allocation: Aggressive
•	American Century Strategic Allocation: Conservative
•	American Century Strategic Allocation: Moderate
•	Ariel®
•	Aston/Fairpointe Mid Cap
•	Calamos® Growth
•	Calamos® Growth and Income
•	Calamos® High Income
•	Dreyfus Appreciation
•	Dreyfus General Money Market
•	Dreyfus Opportunistic Midcap Value
•	Dreyfus Strategic Value
•	Federated Bond
•	Fidelity® Advisor Dividend Growth
•	Fidelity® Advisor Real Estate
•	Fidelity® Advisor Stock Selector Mid Cap[3]
•	Fidelity® Advisor Value Strategies
•	Goldman Sachs Emerging Markets Equity[2]
•	Goldman Sachs Government Income
•	Guggenheim Alpha Opportunity
•	Guggenheim High Yield
•	Guggenheim Large Cap Value
•	Guggenheim Mid Cap Value
•	Guggenheim StylePlus Large Core
•	Guggenheim StylePlus Mid Growth
•	Guggenheim U.S. Investment Grade Bond
•	Guggenheim World Equity Income
•	INTECH U.S. Core
•	Invesco American Franchise
•	Invesco Comstock
•	Invesco Equity and Income
•	Invesco Mid Cap Core Equity
•	Invesco Mid Cap Growth
•	Invesco Technology
•	Invesco Value Opportunities
•	Janus Overseas

The Securities and Exchange Commission has not approved or disapproved these securities or deter-mined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. You should read this Prospectus carefully and retain it for future reference.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses and prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses and prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2016

NEA 191	Protected by U.S. Patent No. 7,251,623 B1.	28-01917-00 2016/05/01

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•	Neuberger Berman Core Bond
•	Neuberger Berman Large Cap Value
•	Neuberger Berman Socially Responsive
•	PIMCO Foreign Bond (U.S. Dollar‑Hedged)
•	PIMCO High Yield
•	Prudential Jennison 20/20 Focus
•	Prudential Jennison Small Company[4]

•	Royce Opportunity
•	Royce Small-Cap Value
•	RS Technology
•	RS Value
•	T. Rowe Price Capital Appreciation
•	T. Rowe Price Growth Stock
•	Wells Fargo Large Cap Core (formerly Wells Fargo Advantage Large Cap Core)
•	Wells Fargo Opportunity (formerly Wells Fargo Advantage Opportunity)
•	Wells Fargo Small Cap Value (formerly Wells Fargo Advantage Small Cap Value)

1	Subaccounts other than those listed above may still be operational, but no longer offered, or not currently offered, as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."
2	These Subaccounts are not available to members of the Teacher Retirement System of Texas who are employees of school districts or open-enrollment charter schools purchasing a tax-sheltered annuity through a salary reduction arrangement.
3	The Fidelity® Advisor Stock Selector Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount.
4	The Prudential Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Prudential Jennison Small Company Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer your Contract Value to the Prudential Jennison Small Company Subaccount.
Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in "The Fixed Account." Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The "Statement of Additional Information," dated May 1, 2016, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information, summary prospectus or a prospectus for an Underlying Fund by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑NEA‑VALU. The table of contents of the Statement of Additional Information is set forth on page 56 of this Prospectus.

The Contract is made available under the NEA Retirement Program pursuant to an agreement between the Company and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Pursuant to this agreement, the Company has the exclusive right to offer products, including the Contract, under the NEA Retirement Program (subject to limited exceptions), and MBC provides certain services in connection with the NEA Retirement Program. The Company pays a fee to MBC under the agreement. Neither the NEA nor MBC is registered as a broker-dealer and they do not distribute the Contract or provide securities brokerage services. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. See "Information About the Company, the Separate Account, and the Funds" for more information.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

2

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You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.
Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.
Fixed Account — An account that is part of the Company's General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See "The Fixed Account."
General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

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Guaranteed Rate — The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount paid to the Company as consideration for the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under "The Fixed Account" and in the Contract.
Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."
The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account."

You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Each Subac-count invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value

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depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

The Subaccounts listed in the table below ("Closed Subaccounts") are no longer available for the allocation of Purchase Payments or the transfer of Contract Value on the effective dates listed below. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as "Automatic Investment Program"). If you had Contract Value in one or more of the Closed Subaccounts on the effective date, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.

The Fidelity® Advisor Stock Selector Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004 and the Prudential Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007.

In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:

New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within the five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant's Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts, we will allocate the applicable portion of the payment to the Dreyfus General Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). For the Fidelity® Advisor Stock Selector Mid Cap Subaccount, this only applies to Contracts purchased on and after July 31, 2004 and the Prudential Jennison Small Company Subaccount on and after November 23, 2007.

If you had in effect an automatic allocation to one or more of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the effective date. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Closed Subaccounts), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts	Effective Date
Fidelity® Advisor International Capital Appreciation	December 31, 2004
Invesco Small Cap Growth	July 8, 2011
Prudential QMA Small-Cap Value	April 29, 2016
Wells Fargo Growth	April 23, 2012

Fixed Account — You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See "The Fixed Account."
Purchase Payments — Your initial Purchase Payment must be at least $1,000 or a combination of a smaller initial Purchase Payment that, together with payments under an Automatic Investment Program, results in total Purchase Payments by the end of the Contract Year of at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See "Purchase Payments."
Contract Benefits — You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in "The Contract" and "The Fixed Account."

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in

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"The Fixed Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about with-drawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total charges in excess of 1.55% of Contract Value (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider):
•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%;
•	Waiver of Withdrawal Charge;
•	Alternate Withdrawal Charge; or
•	Waiver of Withdrawal Charge – 15 Years or Disability;
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit rider is available in every state; the Extra Credit at 4% rider is available in every state; the Waiver of Withdrawal Charge rider is not available in every state; the Alternate Withdrawal Charge rider is available in every state; and the Waiver of Withdrawal Charge – 15 Years or Disability rider is available in every state except Massachusetts. See the detailed description of each rider under "Optional Riders."

Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply

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to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
*If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.90%
$25,000 or more	0.75%

During the Annuity Period, under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See "Mortality and Expense Risk Charge."

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

For information on rider charges, please see "Optional Rider Expenses" in the Expense Table.

Teacher Retirement System of Texas – Limits on Optional Riders. If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, only the following riders are available for purchase:

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•	Annual Stepped Up Death Benefit
•	Waiver of Withdrawal Charge
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime there-after. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

Loan Interest Charge. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.75% plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the amount of any applicable rider charges.

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the summary prospectuses or prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.")
Tax-Free Exchanges — You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts care-fully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3112 or 1‑800‑NEA‑VALU.

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Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Account Administration Charge	$30[2]
Net Loan Interest Charge[3]	2.75%
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.90%[4]
Annual Administration Charge	0.15%
Maximum Annual Charge for Optional Riders	1.55%[5]
Total Separate Account Annual Expenses	2.60%

1 The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

2 A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.
3 The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than 5.75% plus the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%. The highest net cost of a loan is therefore 2.75%, plus the amount of any applicable rider charges.

4 The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 0.90%; $25,000 or more – 0.75%. Any mortality and expense risk charge above the minimum charge of 0.75% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

5 If you purchase any optional riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) Total rider charges cannot exceed 1.55% of Contract Value for riders elected prior to February 1, 2010 (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).1

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
4% Extra Credit Rider[4]	0.55%
Annual Stepped Up Death Benefit	0.20%
Waiver of Withdrawal Charge	0.05%
Waiver of Withdrawal Charge—15 Years or Disability	0.05%
Alternate Withdrawal Charge Rider (0-Year)	0.70%
Alternate Withdrawal Charge Rider (4-Year)[2]	0.55%
Riders Available For Purchase ONLY Prior To February 1, 2010:
3% Guaranteed Minimum Income Benefit Rider	0.15%
5% Guaranteed Minimum Income Benefit Rider	0.30%
3% Guaranteed Growth Death Benefit Rider	0.10%
5% Guaranteed Growth Death Benefit Rider	0.20%
6% Guaranteed Growth Death Benefit Rider[3]	0.25%
7% Guaranteed Growth Death Benefit Rider[3]	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.25%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	0.45%[1]
Total Protection Rider	0.85%[1]
3% Extra Credit Rider[4]	0.40%
5% Extra Credit Rider[4]	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability	0.10%
Waiver of Withdrawal Charge Rider—Hardship	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½	0.20%

1 The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection" in Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for each such Rider is used in calculating the maximum Rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

 2 If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."

3 Not available to Texas residents.

4 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

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The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.80%	3.92%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.80%	2.94%

1 Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2015, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2015. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2 Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2017.

Example — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including a maximum rider charge of 1.55%) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,278	$2,449	$3,502	$6,091
If you do not surrender or you annuitize your Contract	$ 654	$1,931	$3,167	$6,091

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.
Information About the Company,
the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2015, the Company had total assets under management of approximately $27 billion.
NEA Retirement Program — The NEA Retirement Program provides investment products, including the Contract, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members ("NEA Retirement products"). The Contract is made available under the NEA Retirement Program pursuant to an agreement (the "Agreement") between the Company and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education

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Association of the United States (the "NEA"). Certain local school districts do not allow NEA Retirement products to be made available in their district; as a result, the NEA Retirement Program may not be available in all districts.

Under the Agreement:
•
The Company and its affiliates have the exclusive right to offer NEA Retirement products, including the Contract, under the NEA Retirement Program. However, employers of NEA members are not required to make available NEA Retirement products, and NEA members are not required to select products from any particular provider.

•
During the term of the Agreement, MBC may not enter into arrangements with other providers of similar investment programs or otherwise promote to employers of NEA members or to NEA members any invest-ment products that compete with NEA Retirement products offered by the Company and its affiliates, except for products MBC may, subject to limitations of the Agreement, make available in the future through the members-only section of NEA's website.

•
MBC promotes the NEA Retirement Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Retirement Program (e.g., monitoring the satisfaction of NEA members with the NEA Retirement Program, mailing welcome letters to members who purchase the Contract, listing NEA Retirement products in their membership accounts and directing participant phone calls to the Company.

•	MBC provides direct marketing assistance and cooperation to the Company in connection with the NEA Retirement Program.
Pursuant to the Agreement, which was entered into in July 2014 to replace a prior agreement, the Company pays MBC an annual fee for services provided. The annual base fee for the period beginning September 1, 2014 is $2,700,000 with quarterly payments of $675,000. You may wish to take into account the Agreement and the fee paid to MBC when considering and evaluating any communications relating to the Contract.

Neither the NEA nor MBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the NEA or MBC.

MBC, an investment adviser registered with the SEC, monitors performance of investment options made available under the NEA Retirement Program, including the Subaccounts. MBC evaluates and tracks such performance monthly, using independent, publicly available ranking services. MBC makes its monthly reports available to NEA members. Upon your request, MBC will deliver a copy of Part II of its Form ADV, which contains more information about how MBC evaluates and tracks performance and how the fees it receives from the Company are calculated. You may request a copy of such form by calling MBC at 1‑800‑637‑4636.

Other Information. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements. Under these arrangements, such entities may provide services, such as advertising and promotion, and/or may facilitate their members' access to the Contract and to other products issued by the Company and its affiliates. There also may be an understanding that these entities may make endorsements. The Company and/or certain of its affiliates may pay fees to these entities under such arrangements. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract. For more information concerning these arrangements, please see the Statement of Additional Information.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are

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opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund's overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.

Certain Underlying Funds invest substantially all of their assets in other funds ("funds of funds"). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Certain Underlying Funds (sometimes called "alternative funds") invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing

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well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds' prospectus.

One of the underlying funds is a money market fund. There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance infor-mation regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.

Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the summary prospectus or prospectus of each Underlying Fund, including information on the risks associated with its invest-ments and investment techniques.

An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses or prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses or prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its subsidiary, Security Distributors, LLC. ("SDL"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDL receive 12b-1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more informa-tion). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying
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Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund's adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

The Company receives a $15.00 annual fee payment per participant who has Contract Value allocated to the Subaccount invested in the Dreyfus Appreciation fund.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b‑1 fees and/or other payments that range in total from 0.25% to a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub‑adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC ("se2"), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2, may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408 or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the contract as an investment vehicle for a section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does
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not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company's financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.
Optional Riders — Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may not select riders with total rider charges in excess of 1.00% if you select a 0-Year Alternate Withdrawal Charge Rider:
•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%;
•	Waiver of Withdrawal Charge;

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•	0-Year or 4-Year Alternate Withdrawal Charge; or
•	Waiver of Withdrawal Charge – 15 Years or Disability.
The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit rider is available in every state; the Extra Credit at 4% rider is available in every state; the Waiver of Withdrawal Charge rider is not available in every state; the Alternate Withdrawal Charge rider is available in every state; and the Waiver of Withdrawal Charge – 15 Years or Disability rider is available in every state except Massachusetts. See the detailed description of each rider below.

For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010.

Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Annual Stepped Up Death Benefit — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals (including systematic withdrawals) and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Stepped Up Death Benefit.
The Stepped Up Death Benefit is calculated as of each of the following Valuation Dates: (a) each Contract Anniversary; and (b) the date of any Purchase Payment or withdrawal. The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:
•	The Contract Value on each Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus
•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less
•
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the with-drawal amount, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."
Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of Purchase Pay-ments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment.

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This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:
1.	The amount of the withdrawal, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, less the Free Withdrawal Amount, by
2.	Contract Value immediately prior to the withdrawal.
The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as described above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders in Appendix B.

The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhance-ments through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no off-setting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.
Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
*Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

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Prior to May 1, 2010, the Company paid an additional Credit Enhancement to customers of broker-dealers that were concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.
Waiver of Withdrawal Charge — This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.

The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver. The confinement to a nursing home provision of the Waiver of Withdrawal Charge is not available in California and Massachusetts. The terminal illness provision of the Waiver of Withdrawal Charge is not available in California and New Jersey.

If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.
Alternate Withdrawal Charge — This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

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If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7‑year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If the 4-Year Alternate Withdrawal Charge Rider has not yet been approved in your state, you may purchase a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.
Waiver of Withdrawal Charge—15 Years or Disability — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
•	The Contract has been in force for 15 or more Contract Years; or
•	The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Riders Available for Purchase Only Prior to February 1, 2010 — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders Available For Purchase Only Prior To February 1, 2010 for descriptions of these riders.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $1,000, or a combination of a smaller initial Purchase Payment that, together with payments under an Automatic Investment Program, results in total Purchase Payments by the end of the Contract Year of at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and /or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer.

If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase payment pending resolution of the problem, we will return your Purchase payment. Otherwise, the Purchase payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for
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transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subac-count's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received an Asset Reallocation/Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset Reallocation/Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Asset Reallocation/Dollar
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Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subac-counts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation/Dollar Cost Averaging request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation/Dollar Cost Averaging form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation/ Dollar Cost Averaging request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regard-less of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in "Transfers and Withdrawals from the Fixed Account."
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in "The Fixed Account."

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The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Dreyfus General Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as described below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio manage-ment of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.

In addition, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled "Transfer Block Restriction." The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ended on May 16, which means you could transfer back into the Guggenheim Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

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Subaccount	Transfer Block Restriction (# of Calendar Days)
American Century Equity Income, American Century Heritage, American Century International Growth, American Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate
30 days
Ariel®	60 days
Aston/Fairpointe Mid Cap	30 days
Calamos® Growth, Calamos® Growth and Income, Calamos® High Income	30 days
Dreyfus Appreciation, Dreyfus Opportunistic Midcap Value, Dreyfus Strategic Value	60 days
Dreyfus General Money Market	Unlimited
Federated Bond	30 days
Fidelity® Advisor Dividend Growth, Fidelity® Advisor Real Estate, Fidelity® Advisor Stock Selector Mid Cap[1], Fidelity® Advisor Value Strategies	60 days
Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income	30 days
Guggenheim Alpha Opportunity, Guggenheim High Yield, Guggenheim Large Cap Value, Guggenheim Mid Cap Value, Guggenheim StylePlus Large Core, Guggenheim StylePlus Mid Growth, Guggenheim U.S. Investment Grade Bond, Guggenheim World Equity Income
30 days
INTECH U.S. Core	30 days
Invesco American Franchise, Invesco Comstock, Invesco Equity and Income, Invesco Mid Cap Core Equity, Invesco Mid Cap Growth, Invesco Technology, Invesco Value Opportunities	30 days
Janus Overseas	30 days
Neuberger Berman Core Bond, Neuberger Berman Large Cap Value, Neuberger Berman Socially Responsive	30 days
PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO High Yield	30 days
Prudential Jennison 20/20 Focus, Prudential Jennison Small Company[2],	30 days
Royce Opportunity, Royce Small-Cap Value	30 days
RS Technology, RS Value	30 days
T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock	30 days
Wells Fargo Large Cap Core, Wells Fargo Opportunity, Wells Fargo Small Cap Value	30 days
1  You may transfer Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.

2  You may transfer Contract Value to the Prudential Jennison Small Company Subaccount only if you purchased your Contract prior to November 23, 2007.

In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

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    You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and, the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Dreyfus General Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will
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inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Interest credited to the Fixed Account,
•	Payment of Purchase Payments,
•	The amount of any outstanding Contract Debt,
•	Full and partial withdrawals (including systematic withdrawals), and
•	Charges assessed in connection with the Contract, including charges for any optional riders selected.
The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next deter-mined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.75%, and (5) the administration charge under the Contract of 0.15%.

The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any
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mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjust-ment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discus-sion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

The Company requires the signature of the Owner on any request for withdrawal. The Company also requires a guarantee of such signature to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium
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tax charge and a percentage of any unvested Credit Enhancements, be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

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The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Some states' laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancement or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.
Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements if the Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).
If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit above, as well as the discussion of the Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit; and Total Protection riders in Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. Your death benefit
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proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax, and if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner's death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and require-ments respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract's Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing or other approved means at our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract's death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.
Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract.

The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the
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year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
*If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.90%
$25,000 or more	0.75%

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During the Annuity Period, under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determi-nation of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.
Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Loan Interest Charge — The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.75% plus the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the amount of any applicable rider charges.
Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."
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Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.

The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. Currently, you may not select riders with total charges in excess of 1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider.

As noted in the table, certain riders are no longer available for purchase. For more information on these riders, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010.
Teacher Retirement System of Texas – Limits on Optional Riders — If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, only the following riders are available for purchase:
•	Annual Stepped Up Death Benefit
•	Waiver of Withdrawal Charge.

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
4% Extra Credit Rider[4]	0.55%
Annual Stepped Up Death Benefit Rider	0.20%
Waiver of Withdrawal Charge Rider	0.05%
Waiver of Withdrawal Charge – 15 Years or Disability Rider	0.05%
Alternate Withdrawal Charge Rider (0-Year)	0.70%
Alternate Withdrawal Charge Rider (4-Year)[2]	0.55%
Riders Available For Purchase ONLY Prior To February 1, 2010:
3% Guaranteed Minimum Income Benefit Rider	0.15%
5% Guaranteed Minimum Income Benefit Rider	0.30%
3% Guaranteed Growth Death Benefit Rider	0.10%
5% Guaranteed Growth Death Benefit Rider	0.20%
6% Guaranteed Growth Death Benefit Rider[3]	0.25%
7% Guaranteed Growth Death Benefit Rider[3]	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.25%
Enhanced Death Benefit Rider	0.25%
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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	0.45%[1]
Total Protection Rider	0.85%[1]
3% Extra Credit Rider[4]	0.40%
5% Extra Credit Rider[4]	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability	0.10%
Waiver of Withdrawal Charge Rider—Hardship	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½	0.20%

1 The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection" in Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for each such Rider is used in calculating the maximum Rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).

2 If the 4-Year Alternate Withdrawal Charge Rider has not been approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available for a charge of 0.40%. See "Alternate Withdrawal Charge."
3 Not available to Texas residents.

4 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your
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Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account adminis-tration charge, if applicable.

The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner can-not change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.
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Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) Projection Scale G and an interest rate of 2½% in lieu of the rate described above.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.    Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.

Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated
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on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amounts determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½,
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and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.
The Fixed Account

You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accor-dingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more infor-mation regarding the Fixed Account, see "The Contract."

Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.
Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum rate ("Guaranteed Rate"). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

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For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit."
Contract Charges — Premium taxes and the account administration, optional Rider, and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from current interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subac-counts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See "Transfers of Contract Value."

If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See "Full and Partial Withdrawals" and "Systematic Withdrawals." In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See "Loans."
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Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.
More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal benefit (including a systematic withdrawal) or death benefit proceeds from Contract Value allocated to the Subac-counts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Dreyfus General Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Dreyfus General Money Market Subaccount until the Fund is liquidated.
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Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and informa-tion security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. Whether you can borrow money will depend on the terms of your Employer's 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest out-standing loan balance within the preceding 12‑month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retire-ment Income Security Act of 1974 (ERISA). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12‑month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer's Plan or program for any additional loan restrictions.

When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of interest equal to 3.0%.

Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to 5.75% plus the total charges for riders you have selected. For example, if you select the Extra Credit at 4% Rider with an annual charge of 0.55%, the loan interest rate is guaranteed not to exceed 6.55% (5.75% + 0.55%). Because the Contract Value maintained in the Loan Account (which will earn 3.0% on an annual basis) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the
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interest rate credited. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the amount of any applicable rider charges.

Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service ("IRS") on form 1099-R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

You should consult with your tax adviser on the effect of a loan.

Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.
Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attain-ment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under "Tax Penalties."

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee
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(i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connec-tion with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential informa-tion about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract. In addition, we may assess a different withdrawal charge on Contracts issued to Participants in the Texas Optional Retirement Program. See "Contingent Deferred Sales Charge."
Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the
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Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax conse-quences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the partici-pant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for deter-mining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

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The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan that meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to other qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer's 403(b) plan. Roth contributions may be made to this Contract in most states.

Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions
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will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.

Roth contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. See "Section 403(b)."

Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."

Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,500 (for 2016).

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($98,000 for a married couple filing a joint return and $61,000 for a single taxpayer in 2016). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $184,000 and $194,000 (for 2016). Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

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The IRS has not reviewed the Contract for qualification of an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contri-bution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $117,000 to $132,000 in adjusted gross income for 2016 ($184,000 to $194,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contri-butions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a tradi-tional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid in an "eligible rollover distribution" and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distri-butions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse), and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an "eligible retire-ment plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an "eligible retirement plan" is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable
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to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Other Tax Considerations —
Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a "generation skipping transfer tax" ("GST") when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2016, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.

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The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnership, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Distributions from non‑qualified annuity contracts are considered "invest-ment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.
Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpre-tation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to
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Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the trans-actions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may (1) request a transfer of Contract
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Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automa-tically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation option, on your behalf.

Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company's Adminis-trative Office.
Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, LLC. ("SDL") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDL's ability to perform its contract with the Separate Account.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, LLC . ("SDL"), for the distribution and sale of the Contract. SDL's home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers on behalf of SDL. During fiscal years 2015, 2014, and 2013, the commission amounts paid in connection with all Contracts sold through the Separate Account were
53

$4,756,550, $5,954,554, and $5,238,251, respectively. The Company on behalf of SDL pays commissions to Selling Broker-Dealers for their sales, and SDL does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL's operating and other expenses, including the following sales expenses: compensation and bonuses for SDL's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL's ongoing operations.

Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compen-sation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compen-sation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representa-tive for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commis-sion) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

The following list sets forth the names of Selling Broker-Dealers that received additional compen-sation from the Company in 2015 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): OFG Financial Services, Inc., PlanMember Securities Corporation, Lincoln Investment Planning, Inc., Legend Equities Corporation, TransAmerica Financial Advisors, GWN Securities, Inc., KMS Financial Services, Inc., Cambridge Investment/RPA, Centaurus Financial, Inc., Investacorp, Inc., Client One Securities LLC, American Portfolios Financial Services, Inc., Next Financial Group Inc., Money Concepts Capital Corp., J W Cole Financial Inc., Essex National Securities Inc., Securities America, Infinex Investments Inc.

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These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrange-ments into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Dreyfus General Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Dreyfus General Money Market Subaccount yields may also become extremely low and possibly negative.

For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until July 2001, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, charac-teristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

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Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account XIV – Valuebuilder Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, or for such portions of such periods, are included in the Statement of Additional Information.
Table of Contents for Statement of Additional Information

The Statement of Additional Information for the NEA Valuebuilder Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
ARRANGEMENTS WITH ENTITIES ASSOCIATED WITH THE NEA
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Section 403(b)
Roth 403(b)
Sections 408 and 408A
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that the investment objectives and strategies of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectuses. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus. A prospectus may be obtained by calling 1‑800‑NEA‑VALU.
Note:  If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Century Equity Income	A	Seeks current income; capital appreciation is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century Heritage	A	Seeks long-term capital growth.	American Century Inv. Mgmt., Inc.
American Century International Growth	A	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century Select	A	Seeks long-term capital growth.	American Century Inv. Mgmt., Inc.
American Century Strategic Allocation: Aggressive	A	Seeks the highest level of total return consistent with its asset mix.	American Century Inv. Mgmt., Inc.
American Century Strategic Allocation: Conservative	A	Seeks the highest level of total return consistent with its asset mix.	American Century Inv. Mgmt., Inc.
American Century Strategic Allocation: Moderate	A	Seeks the highest level of total return consistent with its asset mix.	American Century Inv. Mgmt., Inc.
Ariel®		Seeks long-term capital appreciation.	Ariel Investments, LLC
Aston/Fairpointe Mid Cap	N	Seeks long-term total return through capital appreciation.	Aston Asset Mgmt., LP	Fairpointe Capital LLC
Calamos® Growth	A	Seeks long-term capital growth.	Calamos Advisors LLC
Calamos® Growth and Income	A	Seeks high long-term total return through growth and current income.	Calamos Advisors LLC
Calamos® High Income	A	Seeks the highest level of current income obtainable with reasonable risk; capital gain is a secondary objective.	Calamos Advisors LLC
Dreyfus Appreciation		Seeks long-term capital appreciation consistent with the preservation of capital; current income is a secondary goal.	Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus General Money Market	B	Seeks as high a level of current income as is consistent with the preservation of capital.	Dreyfus Corp.
Dreyfus Opportunistic Midcap Value	A	Seeks to surpass the performance of the Russell Midcap® Value Index.	Dreyfus Corp.
Dreyfus Strategic Value	A	Seeks capital appreciation.	Dreyfus Corp.
Federated Bond	A	Seeks as high a level of current income as is consistent with the preservation of capital.	Federated Inv. Mgmt. Co.
Fidelity® Advisor Dividend Growth	T	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd.; FMR Co., Inc.
Fidelity® Advisor International Capital Appreciation	T	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (Japan) Ltd.; FIL Inv. (Japan) Ltd.; FIL Inv. Advisors; FIL Inv. Advisors (UK) Ltd.; Fidelity Mgmt. & Research (HK) Ltd.; FMR Co., Inc.
Fidelity® Advisor Real Estate	T	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk, it seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd.; FMR Co., Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity® Advisor Stock Selector Mid Cap	T	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd.; FMR Co., Inc.
Fidelity® Advisor Value Strategies	T	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (Japan) Ltd.; Fidelity Mgmt. & Research (HK) Ltd.; FMR Co., Inc.
Goldman Sachs Emerging Markets Equity	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. Intl.
Goldman Sachs Government Income	Service	Seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim Alpha Opportunity	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim High Yield	A	Seeks high current income; capital appreciation is a secondary objective.	Guggenheim Investments
Guggenheim Large Cap Value	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim Mid Cap Value	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim StylePlus Large Core	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim StylePlus Mid Growth	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim U.S. Investment Grade Bond	A	Seeks current income.	Guggenheim Investments
Guggenheim World Equity Income	A	Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
INTECH U.S. Core	S	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC	INTECH Inv. Mgmt. LLC
Invesco American Franchise	A	Seeks long-term capital appreciation.	Invesco Advisers, Inc.
Invesco Comstock	A	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Invesco Equity and Income	A	Seeks current income and, secondarily, capital appreciation.	Invesco Advisers, Inc.
Invesco Mid Cap Core Equity	A	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco Mid Cap Growth	A	Seeks capital growth.	Invesco Advisers, Inc.
Invesco Small Cap Growth	A	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco Technology	A	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco Value Opportunities	A	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.
Janus Overseas	S	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Neuberger Berman Core Bond	A	Seeks to maximize total return consistent with capital preservation.	Neuberger Berman Mgmt. LLC	Neuberger Berman Fixed Income LLC
Neuberger Berman Large Cap Value	Advisor	Seeks long-term growth of capital.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman Socially Responsive	Trust	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC

58

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO Foreign Bond (U.S. Dollar-Hedged)	R	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO High Yield	A	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Prudential Jennison 20/20 Focus	A	Seeks long-term growth of capital.	Prudential Inv. LLC	Jennison Associates LLC
Prudential Jennison Small Company	A	Seeks capital growth.	Prudential Inv. LLC	Jennison Associates LLC
Royce Opportunity	Service	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Small-Cap Value	Service	Seeks long-term growth of capital.	Royce & Associates, LLC
RS Technology	A	Seeks long-term capital appreciation.	RS Inv. Mgmt. Co. LLC
RS Value	A	Seeks long-term capital appreciation.	RS Inv. Mgmt. Co. LLC
T. Rowe Price Capital Appreciation	Advisor	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Growth Stock	R	Seeks long-term capital growth through investments in stocks.	T. Rowe Price Associates, Inc.
Wells Fargo Growth	A	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Large Cap Core	A	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Golden Capital Mgmt., LLC
Wells Fargo Opportunity	A	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Small Cap Value	A	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.

59

APPENDIX A
Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31. The following information does not include Subaccounts that were not available as of December 31, 2015.

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Century Equity Income	2015	15.83	15.28	399,675
	2014	14.69	15.83	387,031
	2013	12.81	14.69	422,050
	2012	11.97	12.81	491,963
	2011	12.05	11.97	486,176
	2010	11.09	12.05	497,170
	2009	10.30	11.09	485,841
	2008	13.43	10.30	478,741
	2007	13.77	13.43	516,997
	2006	12.00	13.77	493,748
American Century Heritage	2015	16.63	16.26	96,223
	2014	16.03	16.63	95,844
	2013	12.76	16.03	78,367
	2012	11.46	12.76	94,551
	2011	12.77	11.46	353,535
	2010	10.14	12.77	126,867
	2009	7.72	10.14	120,611
	2008	14.95	7.72	105,908
	2007	10.70	14.95	97,855
	2006	9.52	10.70	33,835
American Century International Growth	2015	9.59	9.26	595,054
	2014	10.56	9.59	591,072
	2013	8.96	10.56	541,704
	2012	7.66	8.96	713,994
	2011	9.06	7.66	304,218
	2010	8.30	9.06	390,483
	2009	6.45	8.30	263,483
	2008	12.28	6.45	280,240
	2007	10.93	12.28	278,092
	2006	9.11	10.93	248,449
American Century Select	2015	9.75	10.07	163,366
	2014	9.20	9.75	173,206
	2013	7.36	9.20	189,587
	2012	6.69	7.36	444,410
	2011	6.87	6.69	221,461
	2010	6.25	6.87	233,416
	2009	4.84	6.25	238,718
	2008	8.35	4.84	241,833
	2007	7.16	8.35	242,332
	2006	7.60	7.16	280,697

A-1

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Century Strategic Allocation: Aggressive	2015	11.60	10.96	39,072
	2014	11.30	11.60	38,601
	2013	9.83	11.30	34,833
	2012	8.91	9.83	33,970
	2011	9.46	8.91	39,769
	2010	8.55	9.46	39,891
	2009	7.09	8.55	63,604
	2008	11.13	7.09	54,626
	2007	10.10	11.13	313,110
	2006[2]	10.00	10.10	---
American Century Strategic Allocation: Conservative	2015	10.82	10.22	26,742
	2014	10.62	10.82	25,160
	2013	10.07	10.62	29,361
	2012	9.58	10.07	23,706
	2011	9.66	9.58	17,821
	2010	9.18	9.66	16,520
	2009	8.35	9.18	25,853
	2008	10.34	8.35	58,440
	2007	10.02	10.34	117,551
	2006[2]	10.00	10.02	---
American Century Strategic Allocation: Moderate	2015	11.36	10.69	66,784
	2014	11.10	11.36	86,505
	2013	10.02	11.10	84,212
	2012	9.25	10.02	36,735
	2011	9.58	9.25	31,610
	2010	8.86	9.58	27,609
	2009	7.63	8.86	39,253
	2008	10.75	7.63	38,469
	2007	10.08	10.75	32,372
	2006[2]	10.00	10.08	334
Ariel®	2015	16.35	15.08	233,120
	2014	15.32	16.35	235,894
	2013	11.01	15.32	258,534
	2012	9.52	11.01	248,205
	2011	11.16	9.52	347,313
	2010	9.21	11.16	286,827
	2009	5.86	9.21	311,110
	2008	11.78	5.86	328,335
	2007	12.46	11.78	402,330
	2006	11.74	12.46	448,736
Aston/Fairpointe Mid Cap	2015	17.01	14.66	116,840
	2014	16.11	17.01	144,055
	2013	11.60	16.11	125,618
	2012	10.35	11.60	108,842
	2011	11.52	10.35	525,243
	2010	9.74	11.52	94,553
	2009	6.09	9.74	74,064
	2008	11.08	6.09	91,881
	2007	10.21	11.08	27,072
	2006[2]	10.00	10.21	2,812

A-2

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Calamos® Growth	2015	13.85	13.72	722,207
	2014	13.27	13.85	809,321
	2013	10.37	13.27	920,310
	2012	9.86	10.37	1,294,454
	2011	11.27	9.86	1,208,270
	2010	9.76	11.27	1,420,006
	2009	6.66	9.76	1,524,822
	2008	13.92	6.66	1,548,193
	2007	11.75	13.92	1,478,503
	2006	12.04	11.75	1,516,203
Calamos® Growth and Income	2015	14.59	14.26	549,005
	2014	14.14	14.59	632,162
	2013	12.59	14.14	739,720
	2012	12.08	12.59	843,435
	2011	12.66	12.08	954,144
	2010	11.74	12.66	1,080,647
	2009	8.91	11.74	1,137,069
	2008	13.41	8.91	1,223,342
	2007	12.73	13.41	1,214,524
	2006	12.05	12.73	1,220,266
Calamos® High Income	2015	11.15	10.22	22,258
	2014	11.50	11.15	100,873
	2013	11.26	11.50	24,703
	2012	10.53	11.26	250,740
	2011	10.52	10.53	112,438
	2010	9.88	10.52	43,357
	2009	7.01	9.88	53,877
	2008	10.04	7.01	19,502
	2007	10.03	10.04	17,189
	2006[2]	10.00	10.03	2,408
Dreyfus Appreciation	2015	10.89	10.21	381,887
	2014	10.46	10.89	388,973
	2013	8.95	10.46	311,907
	2012	8.45	8.95	477,072
	2011	8.15	8.45	541,321
	2010	7.35	8.15	534,948
	2009	6.32	7.35	560,112
	2008	9.71	6.32	322,134
	2007	9.48	9.71	323,968
	2006	8.48	9.48	312,846
Dreyfus General Money Market	2015	6.93	6.67	496,822
	2014	7.21	6.93	599,125
	2013	7.49	7.21	769,614
	2012	7.79	7.49	504,064
	2011	8.10	7.79	614,962
	2010	8.42	8.10	663,422
	2009	8.74	8.42	720,525
	2008	8.89	8.74	892,508
	2007	8.86	8.89	344,674
	2006	8.85	8.86	183,211

A-3

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Dreyfus Opportunistic Midcap Value	2015	18.44	15.88	154,764
	2014	17.56	18.44	208,864
	2013	13.07	17.56	228,676
	2012	11.38	13.07	173,516
	2011	12.56	11.38	162,457
	2010	10.45	12.56	161,052
	2009	6.71	10.45	183,546
	2008	11.60	6.71	192,682
	2007	11.44	11.60	182,717
	2006	10.77	11.44	177,956
Dreyfus Strategic Value	2015	15.48	14.54	192,118
	2014	14.57	15.48	231,637
	2013	11.01	14.57	298,844
	2012	9.70	11.01	291,133
	2011	10.76	9.70	471,540
	2010	9.73	10.76	758,732
	2009	8.10	9.73	730,649
	2008	13.16	8.10	635,129
	2007	12.93	13.16	379,453
	2006	11.21	12.93	272,390
Federated Bond	2015	11.95	11.27	366,059
	2014	11.74	11.95	284,139
	2013	12.11	11.74	252,869
	2012	11.42	12.11	479,378
	2011	11.21	11.42	762,750
	2010	10.50	11.21	479,272
	2009	8.64	10.50	443,346
	2008	10.01	8.64	211,527
	2007	9.91	10.01	145,586
	2006[2]	10.00	9.91	25,517
Fidelity® Advisor Dividend Growth	2015	10.99	10.44	187,340
	2014	10.27	10.99	207,598
	2013	8.16	10.27	210,304
	2012	7.18	8.16	200,056
	2011	8.21	7.18	203,895
	2010	7.05	8.21	213,797
	2009	4.80	7.05	236,768
	2008	8.93	4.80	235,143
	2007	9.26	8.93	224,363
	2006	8.44	9.26	261,631
Fidelity® Advisor International Capital Appreciation	2015	11.93	11.75	32,496
	2014	12.12	11.93	33,970
	2013	10.41	12.12	36,968
	2012	8.63	10.41	46,988
	2011	10.36	8.63	51,150
	2010	9.33	10.36	55,754
	2009	6.24	9.33	66,752
	2008	13.25	6.24	72,855
	2007	13.20	13.25	84,237
	2006	11.99	13.20	113,691

A-4

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Fidelity® Advisor Real Estate	2015	10.12	10.02	208,747
	2014	8.14	10.12	227,550
	2013	8.36	8.14	180,416
	2012	7.38	8.36	114,863
	2011	7.16	7.38	100,131
	2010	5.79	7.16	149,468
	2009	4.42	5.79	127,296
	2008	7.68	4.42	108,075
	2007	9.76	7.68	42,844
	2006[2]	10.00	9.76	21,702
Fidelity® Advisor Stock Selector Mid Cap	2015	13.90	12.87	35,639
	2014	13.18	13.90	41,916
	2013	10.49	13.18	38,195
	2012	9.17	10.49	34,329
	2011	10.06	9.17	38,255
	2010	8.45	10.06	44,544
	2009	6.00	8.45	49,488
	2008	13.11	6.00	51,139
	2007	12.45	13.11	53,068
	2006	11.45	12.45	55,621
Fidelity® Advisor Value Strategies	2015	15.03	14.01	96,349
	2014	14.75	15.03	103,121
	2013	11.82	14.75	103,125
	2012	9.72	11.82	116,468
	2011	11.20	9.72	110,129
	2010	9.25	11.20	119,479
	2009	6.07	9.25	125,998
	2008	12.97	6.07	123,740
	2007	12.84	12.97	127,497
	2006	11.54	12.84	131,711
Goldman Sachs Emerging Markets Equity	2015	8.25	7.45	203,141
	2014	8.51	8.25	184,095
	2013	9.18	8.51	234,931
	2012	8.15	9.18	220,823
	2011	10.66	8.15	192,308
	2010	9.55	10.66	172,968
	2009	5.61	9.55	167,052
	2008	12.84	5.61	62,882
	2007	10.45	12.84	56,963
	2006[2]	10.00	10.45	3,196
Goldman Sachs Government Income	2015	9.76	9.40	241,716
	2014	9.77	9.76	213,390
	2013	10.44	9.77	234,455
	2012	10.61	10.44	619,763
	2011	10.37	10.61	262,805
	2010	10.30	10.37	267,506
	2009	10.26	10.30	143,240
	2008	10.18	10.26	196,100
	2007	9.91	10.18	235,682
	2006[2]	10.00	9.91	192,028

A-5

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim Alpha Opportunity	2015	14.67	13.46	2,576
	2014	13.91	14.67	2,225
	2013	10.97	13.91	2,455
	2012	10.00	10.97	4,861
	2011	10.01	10.00	12,412
	2010	8.43	10.01	30,660
	2009	7.04	8.43	33,074
	2008	11.28	7.04	57,412
	2007	9.93	11.28	84,777
	2006[2]	10.00	9.93	---
Guggenheim High Yield [4]	2015	13.25	12.44	193,577
	2014	13.60	13.25	229,874
	2013	12.73	13.60	234,838
	2012	11.33	12.73	213,644
	2011	12.20	11.33	295,995
	2010	11.04	12.20	292,371
	2009	6.73	11.04	299,581
	2008	10.02	6.73	140,032
	2007	10.30	10.02	218,635
	2006	10.10	10.30	185,108
Guggenheim Large Cap Value	2015	11.71	10.67	296,242
	2014	11.19	11.71	271,175
	2013	8.88	11.19	100,673
	2012	8.00	8.88	93,752
	2011	8.68	8.00	124,687
	2010	7.90	8.68	147,718
	2009	6.46	7.90	193,608
	2008	10.88	6.46	132,889
	2007	10.82	10.88	196,888
	2006	9.31	10.82	203,810
Guggenheim Mid Cap Value	2015	22.55	20.05	616,512
	2014	23.32	22.55	694,462
	2013	18.25	23.32	779,728
	2012	16.27	18.25	857,201
	2011	18.23	16.27	997,681
	2010	16.25	18.23	1,154,889
	2009	12.04	16.25	1,227,014
	2008	17.20	12.04	1,216,593
	2007	17.71	17.20	1,273,547
	2006	16.02	17.71	1,269,254
Guggenheim StylePlus Large Core	2015	8.75	8.50	93,466
	2014	7.92	8.75	80,363
	2013	6.41	7.92	64,725
	2012	5.93	6.41	39,164
	2011	6.45	5.93	41,804
	2010	5.80	6.45	48,622
	2009	4.68	5.80	42,919
	2008	7.79	4.68	37,418
	2007	8.54	7.79	31,068
	2006	7.93	8.54	33,074

A-6

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim StylePlus Mid Growth	2015	11.28	10.76	100,498
	2014	10.44	11.28	105,125
	2013	8.36	10.44	114,192
	2012	7.57	8.36	119,124
	2011	8.26	7.57	126,689
	2010	6.99	8.26	149,147
	2009	5.08	6.99	173,755
	2008	8.88	5.08	152,958
	2007	10.25	8.88	156,948
	2006	10.19	10.25	168,024
Guggenheim U.S. Investment Grade Bond	2015	10.09	9.80	537,909
	2014	9.75	10.09	473,137
	2013	9.82	9.75	511,095
	2012	9.60	9.82	571,389
	2011	9.33	9.60	590,195
	2010	9.15	9.33	632,747
	2009	8.60	9.15	694,184
	2008	10.08	8.60	297,404
	2007	10.24	10.08	204,226
	2006	10.27	10.24	232,728
Guggenheim World Equity Income	2015	10.38	9.89	432,427
	2014	10.32	10.38	422,424
	2013	8.99	10.32	446,797
	2012	8.07	8.99	465,130
	2011	9.99	8.07	477,421
	2010	9.04	9.99	511,916
	2009	7.85	9.04	579,754
	2008	13.21	7.85	563,450
	2007	12.35	13.21	569,958
	2006	11.01	12.35	513,193
INTECH U.S. Core	2015	13.01	12.65	292,815
	2014	11.94	13.01	336,915
	2013	9.23	11.94	298,143
	2012	8.39	9.23	1,386
	2011	8.34	8.39	1,706
	2010	7.47	8.34	7,408
	2009	6.34	7.47	8,747
	2008	10.30	6.34	7,878
	2007	10.08	10.30	8,253
	2006[2]	10.00	10.08	4,378
Invesco American Franchise [6]	2015	8.97	9.05	75,615
	2014	8.61	8.97	80,714
	2013	6.40	8.61	89,252
	2012	5.88	6.40	141,201
	2011	6.57	5.88	94,439
	2010	5.83	6.57	116,563
	2009	4.85	5.83	126,503
	2008	8.15	4.85	131,717
	2007	7.33	8.15	111,613
	2006	7.12	7.33	115,917

A-7

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco Comstock	2015	13.10	11.85	779,996
	2014	12.48	13.10	922,694
	2013	9.60	12.48	1,070,155
	2012	8.39	9.60	1,352,617
	2011	8.90	8.39	744,764
	2010	8.01	8.90	791,106
	2009	6.43	8.01	855,613
	2008	10.43	6.43	1,054,226
	2007	11.06	10.43	981,016
	2006	9.90	11.06	983,226
Invesco Equity and Income	2015	14.43	13.55	389,287
	2014	13.76	14.43	442,980
	2013	11.45	13.76	575,219
	2012	10.54	11.45	423,079
	2011	11.10	10.54	474,647
	2010	10.27	11.10	503,137
	2009	8.65	10.27	548,240
	2008	11.95	8.65	513,549
	2007	12.04	11.95	789,090
	2006	11.12	12.04	729,640
Invesco Mid Cap Core Equity	2015	14.24	13.10	64,465
	2014	14.16	14.24	151,071
	2013	11.40	14.16	66,439
	2012	10.74	11.40	76,760
	2011	11.91	10.74	87,755
	2010	11.01	11.91	103,043
	2009	8.79	11.01	98,001
	2008	12.60	8.79	78,319
	2007	11.92	12.60	78,917
	2006	11.16	11.92	77,944
Invesco Mid Cap Growth [3] , [8]	2015	10.69	10.41	72,931
	2014	10.30	10.69	35,983
	2013	7.81	10.30	37,292
	2012	7.27	7.81	30,372
	2011	8.32	7.27	94,410
	2010	6.79	8.32	35,221
	2009	4.43	6.79	56,180
	2008	8.80	4.43	24,913
	2007	7.77	8.80	27,815
	2006	7.71	7.77	36,589
Invesco Small Cap Growth	2015	15.02	14.18	144,534
	2014	14.50	15.02	156,330
	2013	10.78	14.50	175,422
	2012	9.47	10.78	201,957
	2011	9.97	9.47	218,662
	2010	8.21	9.97	301,086
	2009	6.35	8.21	328,212
	2008	10.78	6.35	306,194
	2007	10.06	10.78	235,224
	2006	9.15	10.06	223,532
A-8

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco Technology	2015	6.16	6.32	83,077
	2014	5.79	6.16	83,176
	2013	4.83	5.79	44,619
	2012	4.54	4.83	49,579
	2011	4.88	4.54	59,065
	2010	4.20	4.88	53,667
	2009	2.76	4.20	54,513
	2008	5.18	2.76	43,528
	2007	5.02	5.18	66,365
	2006	4.74	5.02	36,124
Invesco Value Opportunities [7]	2015	9.64	8.31	232,552
	2014	9.40	9.64	250,912
	2013	7.38	9.40	265,272
	2012	6.52	7.38	275,879
	2011	7.02	6.52	291,426
	2010	6.83	7.02	327,564
	2009	4.69	6.83	340,510
	2008	10.12	4.69	328,381
	2007	10.41	10.12	323,148
	2006	9.56	10.41	343,218
Janus Overseas	2015	7.07	6.20	319,190
	2014	8.54	7.07	386,328
	2013	7.94	8.54	387,033
	2012	7.37	7.94	360,456
	2011	11.42	7.37	457,981
	2010	9.98	11.42	685,600
	2009	6.11	9.98	658,209
	2008	12.47	6.11	481,453
	2007	10.28	12.47	252,252
	2006[2]	10.00	10.28	25,444
Neuberger Berman Core Bond	2015	11.03	10.59	788,919
	2014	10.89	11.03	986,937
	2013	11.66	10.89	1,072,291
	2012	11.45	11.66	414,998
	2011	11.20	11.45	407,351
	2010	10.71	11.20	390,224
	2009	9.46	10.71	359,447
	2008	10.30	9.46	545,720
	2007	10.31	10.30	381,540
	2006	10.24	10.31	378,866
Neuberger Berman Large Cap Value	2015	10.26	8.63	19,371
	2014	9.65	10.26	16,555
	2013	7.66	9.65	15,827
	2012	6.83	7.66	13,648
	2011	8.03	6.83	17,381
	2010	7.26	8.03	28,148
	2009	4.85	7.26	21,804
	2008	10.54	4.85	17,022
	2007	9.99	10.54	22,260
	2006[2]	10.00	9.99	7,011

A-9

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Neuberger Berman Socially Responsive	2015	13.16	12.59	61,041
	2014	12.41	13.16	33,803
	2013	9.35	12.41	68,009
	2012	8.78	9.35	26,948
	2011	9.41	8.78	29,336
	2010	7.99	9.41	32,309
	2009	6.37	7.99	29,100
	2008	10.84	6.37	18,982
	2007	10.51	10.84	23,548
	2006 [1]	10.00	10.51	12,290
PIMCO Foreign Bond (U.S. Dollar‑Hedged)	2015	12.04	11.55	142,495
	2014	11.34	12.04	185,630
	2013	11.76	11.34	114,435
	2012	11.07	11.76	163,768
	2011	10.85	11.07	147,078
	2010	10.41	10.85	202,351
	2009	9.16	10.41	119,291
	2008	9.82	9.16	86,099
	2007	9.89	9.82	6,659
	2006[2]	10.00	9.89	42,091
PIMCO High Yield	2015	15.00	14.11	231,444
	2014	15.15	15.00	170,966
	2013	14.95	15.15	188,022
	2012	13.62	14.95	281,310
	2011	13.66	13.62	227,952
	2010	12.48	13.66	255,341
	2009	9.04	12.48	266,021
	2008	12.36	9.04	297,634
	2007	12.44	12.36	284,891
	2006	11.86	12.44	270,828
Prudential Jennison 20/20 Focus	2015	12.21	12.27	127,270
	2014	11.94	12.21	146,289
	2013	9.64	11.94	195,194
	2012	8.87	9.64	222,818
	2011	9.60	8.87	269,936
	2010	9.30	9.60	240,131
	2009	6.15	9.30	209,315
	2008	10.61	6.15	115,291
	2007	10.03	10.61	77,179
	2006[2]	10.00	10.03	759
Prudential Jennison Small Company	2015	13.55	12.54	54,818
	2014	13.07	13.55	39,603
	2013	10.12	13.07	55,531
	2012	9.30	10.12	27,307
	2011	9.86	9.30	27,736
	2010	8.16	9.86	40,714
	2009	6.21	8.16	40,989
	2008	10.43	6.21	35,286
	2007	9.90	10.43	48,817
	2006[2]	10.00	9.90	132,131

A-10

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Prudential QMA Small-Cap Value (formerly Prudential Small-Cap Value)[5]	2015	11.21	9.88	138,054
	2014	10.71	11.21	151,706
	2013	8.27	10.71	203,036
	2012	7.65	8.27	47,841
	2011	7.82	7.65	5,932
	2010	6.51	7.82	7,261
	2009	5.77	6.51	2,025
	2008	9.34	5.77	1,479
	2007	10.00	9.34	490
	2006[2]	10.00	10.00	---
Royce Opportunity	2015	12.71	10.52	94,308
	2014	13.31	12.71	74,785
	2013	9.67	13.31	46,551
	2012	8.24	9.67	61,401
	2011	9.86	8.24	30,405
	2010	7.69	9.86	33,105
	2009	4.94	7.69	36,790
	2008	9.47	4.94	26,428
	2007	10.08	9.47	21,970
	2006[2]	10.00	10.08	2,742
Royce Small-Cap Value	2015	11.59	9.87	99,144
	2014	12.06	11.59	110,670
	2013	9.81	12.06	129,686
	2012	9.31	9.81	157,098
	2011	10.46	9.31	203,699
	2010	8.70	10.46	259,496
	2009	6.25	8.70	242,643
	2008	9.88	6.25	180,429
	2007	10.12	9.88	67,691
	2006[2]	10.00	10.12	1,428
RS Technology	2015	15.29	15.57	7,705
	2014	15.10	15.29	7,282
	2013	10.79	15.10	15,182
	2012	10.36	10.79	6,042
	2011	12.22	10.36	17,429
	2010	9.34	12.22	45,919
	2009	5.54	9.34	38,347
	2008	11.74	5.54	27,166
	2007	9.98	11.74	19,300
	2006[2]	10.00	9.98	784
RS Value	2015	12.07	10.89	188,587
	2014	11.24	12.07	51,875
	2013	8.49	11.24	53,034
	2012	7.76	8.49	54,221
	2011	9.07	7.76	142,219
	2010	7.51	9.07	47,777
	2009	5.66	7.51	48,319
	2008	10.10	5.66	45,590
	2007	10.12	10.10	142,280
	2006[2]	10.00	10.12	6,274

A-11

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
T. Rowe Price Capital Appreciation	2015	13.56	13.71	359,053
	2014	12.60	13.56	314,927
	2013	10.73	12.60	258,804
	2012	9.76	10.73	176,949
	2011	9.86	9.76	139,591
	2010	9.01	9.86	151,591
	2009	7.06	9.01	155,427
	2008	10.11	7.06	134,045
	2007	10.09	10.11	119,324
	2006[2]	10.00	10.09	30,427
T. Rowe Price Growth Stock	2015	13.56	14.38	243,685
	2014	13.02	13.56	237,026
	2013	9.77	13.02	231,284
	2012	8.59	9.77	343,545
	2011	9.06	8.59	591,394
	2010	8.10	9.06	434,622
	2009	5.91	8.10	523,038
	2008	10.68	5.91	437,296
	2007	10.11	10.68	199,756
	2006[2]	10.00	10.11	148,678
Wells Fargo Growth (formerly Wells Fargo Advantage Growth )	2015	13.36	13.17	41,632
	2014	13.40	13.36	52,548
	2013	10.47	13.40	54,862
	2012	9.33	10.47	70,712
	2011	8.99	9.33	186,040
	2010	7.40	8.99	165,272
	2009	5.22	7.40	105,185
	2008	9.10	5.22	127,038
	2007	7.42	9.10	107,935
	2006	7.14	7.42	69,455
Wells Fargo Large Cap Core (formerly Wells Fargo Advantage Large Cap Core )	2015	10.61	10.22	66,847
	2014	9.64	10.61	89,919
	2013	7.22	9.64	105,406
	2012	6.43	7.22	20,733
	2011	6.69	6.43	29,230
	2010	6.60	6.69	20,286
	2009	4.93	6.60	19,674
	2008	8.44	4.93	18,977
	2007	8.57	8.44	21,718
	2006	7.71	8.57	20,206
Wells Fargo Opportunity (formerly Wells Fargo Advantage Opportunity )	2015	13.08	12.17	22,667
	2014	12.36	13.08	39,570
	2013	9.89	12.36	28,088
	2012	9.00	9.89	166,409
	2011	10.05	9.00	28,720
	2010	8.61	10.05	39,708
	2009	6.08	8.61	43,447
	2008	10.60	6.08	46,833
	2007	10.50	10.60	44,476
	2006	9.76	10.50	42,431

A-12

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Wells Fargo Small Cap Value (formerly Wells Fargo Advantage Small Cap Value )	2015	19.30	16.57	289,641
	2014	19.39	19.30	336,808
	2103	17.54	19.39	392,807
	2012	16.12	17.54	496,959
	2011	18.13	16.12	492,654
	2010	15.79	18.13	648,986
	2009	10.82	15.79	679,258
	2008	18.25	10.82	679,946
	2007	17.21	18.25	526,833
	2006	15.85	17.21	452,898
1.     For the period May 1, 2006 (the date first publicly offered) through December 31, 2006

2      For the period of December 1, 2006 (date of inception) through December 31, 2006.

3      Effective July 11, 2008, the Van Kampen Aggressive Growth Fund merged into the Invesco Mid Cap Growth Fund. The values in the table for periods prior to the merger reflect investment in the Van Kampen Aggressive Growth Fund.

4      Effective July 25, 2008, the Security Income Opportunity Fund merged into the Guggenheim High Yield. The values in the table for periods prior to the merger reflect investment in the Security Income Opportunity Fund.

5      Effective April 15, 2011, the Prudential Small-Cap Core Equity Fund merged into the Prudential Small-Cap Value Fund (now known as Prudential QMA Small-Cap Value Fund). The values in the table for periods prior to the merger reflect investment in the Prudential Small-Cap Core Equity Fund.

6      Effective May 23, 2011, the Invesco Large Cap Growth Fund merged into the Invesco American Franchise Fund. The values in the table for periods prior to the merger reflect investment in the Invesco Large Cap Growth Fund.

7      Effective May 23, 2011, the Invesco Basic Value Fund merged into the Invesco Value Opportunities Fund. The values in the table for periods prior to the merger reflect investment in the Invesco Basic Value Fund.

8      Effective July 12, 2013, the Invesco Dynamics Fund merged into the Invesco Mid Cap Growth Fund.

A-13

 APPENDIX B
Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount, the Fixed Account and the Loan Account; however, you will still pay the rider charge applicable to the 5% rate.)

In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniver-sary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger.
Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements), net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elected the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the rate you have selected.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate. In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements), net of premium tax and any withdrawals, including withdrawal charges.

B-1

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under "Death Benefit."
Combined Annual Stepped Up and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;
3.	The Annual Stepped Up Death Benefit (as described above); or
4.	The Guaranteed Growth Death Benefit at 5% (as described above).
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under "Death Benefit."
Enhanced Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges; or
2.	The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.
The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.
•	"Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.
•
"Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

B-2

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under "Death Benefit."
Combined Enhanced and Annual Stepped Up Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under "Death Benefit."
Combined Enhanced and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under "Death Benefit."
B-3

Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or
4.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under "Death Benefit."
Guaranteed Minimum Withdrawal Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — If you elected this rider when you purchased the Contract, your "Benefit Amount" was equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anni-versary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:
Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

B-4

If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any for-feited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.

If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.
Total Protection (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200%
B-5

of Purchase Payments (not including any Credit Enhancements or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Dreyfus General Money Market Account Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary).

The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 79 or younger.

Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.
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Waiver of Withdrawal Charge—10 Years or Disability (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
•	The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or
•	The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Waiver of Withdrawal Charge—Hardship (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge in the event the Owner experi-ences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Waiver of Withdrawal Charge—5 Years and Age 59½ (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
•	The Owner is age 59½ or older; and
•	The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

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Prospectus
SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

May 1, 2016
Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, LLC.

6919	32-69190-00 2016/05/01

SECURITY BENEFIT ADVISOR VARIABLE ANNUITY
Individual Flexible Purchase Payment
Deferred Variable Annuity Contract
Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the Security Benefit Advisor Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1
•	American Century Diversified Bond
•	American Century Equity Income
•	American Century Heritage
•	American Century International Bond
•	American Century International Growth
•	American Century Select
•	American Century Strategic Allocation: Aggressive
•	American Century Strategic Allocation: Conservative
•	American Century Strategic Allocation: Moderate
•	American Century Ultra®
•	Aston/Fairpointe Mid Cap
•	Baron Asset
•	BlackRock® Equity Dividend
•	BlackRock® Global Allocation
•	BlackRock® International Opportunities
•	BlackRock® Small Cap Growth Equity
•	Calamos® Growth and Income
•	Calamos® High Income
•	Dreyfus Appreciation
•	Dreyfus General Money Market
•	Dreyfus Opportunistic Midcap Value
•	Dreyfus Strategic Value
•	Federated Bond
•	Fidelity® Advisor Dividend Growth
•	Fidelity® Advisor Leveraged Company Stock
•	Fidelity® Advisor New Insights
•	Fidelity® Advisor Real Estate
•	Fidelity® Advisor Stock Selector Mid Cap[2]
•	Fidelity® Advisor Value Strategies
•	Goldman Sachs Emerging Markets Equity
•	Goldman Sachs Government Income
•	Guggenheim Alpha Opportunity

  The Securities and Exchange Commission has not approved or disapproved these securities or deter-mined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
You should read this Prospectus carefully and retain it for future reference.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses and prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional summary prospectuses and prospectuses for the Underlying Funds by contacting the Company at 1‑800‑888‑2461.
Expenses for this Contract, if purchased with an Extra Credit Rider or Bonus Match Rider, may be higher than expenses for a contract without an Extra Credit Rider or Bonus Match Rider. The amount of Credit Enhancement, or Bonus Amount and applicable Additional Amounts, may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2016

6919	Protected by U.S. Patent No. 7,251,623 B1.	32-69190-00 2016/05/01

•	Guggenheim Floating Rate Strategies
•	Guggenheim High Yield
•	Guggenheim Large Cap Value
•	Guggenheim Long Short Equity
•	Guggenheim Macro Opportunities
•	Guggenheim Managed Futures Strategy
•	Guggenheim Mid Cap Value
•	Guggenheim Multi-Hedge Strategies
•	Guggenheim Small Cap Value
•	Guggenheim StylePlus Large Core
•	Guggenheim StylePlus Mid Growth
•	Guggenheim Total Return Bond
•	Guggenheim U.S. Investment Grade Bond
•	Guggenheim World Equity Income
•	INTECH U.S. Core
•	Invesco American Franchise
•	Invesco Comstock
•	Invesco Energy
•	Invesco Equity and Income
•	Invesco Gold & Precious Metals
•	Invesco Mid Cap Core Equity
•	Invesco Mid Cap Growth
•	Invesco Technology
•	Invesco Value Opportunities
•	Ivy Asset Strategy
•	Janus Overseas
•	Neuberger Berman Large Cap Value
•	Neuberger Berman Socially Responsive
•	Northern Global Tactical Asset Allocation
•	Northern Large Cap Value
•	Oak Ridge Small Cap Growth
•	Oppenheimer Developing Markets
•	Oppenheimer Discovery
•	Oppenheimer Global
•	Perkins Mid Cap Value
•	PIMCO All Asset
•	PIMCO CommodityRealReturn Strategy
•	PIMCO Emerging Markets Bond
•	PIMCO Foreign Bond (U.S. Dollar‑Hedged)
•	PIMCO Low Duration
•	PIMCO Real Return
•	PIMCO StocksPLUS® Small Fund
•	PIMCO Total Return
•	Pioneer Strategic Income
•	Prudential Jennison 20/20 Focus
•	Prudential Jennison Mid Cap Growth
•	Prudential Jennison Natural Resources
•	Prudential Jennison Small Company[3]
•	RidgeWorth Mid Cap Value Equity
•	Royce Opportunity
•	Royce Small-Cap Value
•	RS Partners
•	RS Technology
•	RS Value
•	T. Rowe Price Capital Appreciation
•	T. Rowe Price Growth Stock
•	T. Rowe Price Retirement 2010
•	T. Rowe Price Retirement 2015
•	T. Rowe Price Retirement 2020
•	T. Rowe Price Retirement 2025
•	T. Rowe Price Retirement 2030
•	T. Rowe Price Retirement 2035
•	T. Rowe Price Retirement 2040
•	T. Rowe Price Retirement 2045
•	T. Rowe Price Retirement 2050
•	T. Rowe Price Retirement 2055
•	T. Rowe Price Retirement Balanced
•	Wells Fargo Large Cap Core (formerly Wells Fargo Advantage Large Cap Core )
•	Wells Fargo Opportunity (formerly Wells Fargo Advantage Opportunity )
•	Wells Fargo Small Cap Value (formerly Wells Fargo Advantage Small Cap Value )

1	Subaccounts other than those listed above may still be operational, but no longer offered, or not currently offered, as investment options under the Contract. See, in the Summary, “The Separate Account and the Funds.”
2	The Fidelity® Advisor Stock Selector Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount. If you purchased your Contract on or after July 30, 2004, you may not allocate Purchase Payments or transfer your Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount.
3	The Prudential Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Prudential Jennison Small Company Subaccount. If you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer your Contract Value to the Prudential Jennison Small Company Subaccount.

2

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.
Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in “The Fixed Account.” Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2016, which has been filed with the Securities and Exchange Commission (“SEC”), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1‑800‑888‑2461. The table of contents of the Statement of Additional Information is set forth on page 56 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

3

Table of Contents

4

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit — A unit of measure used to calculate Contract Value.
Additional Amount — An amount the Company may add to Contract Value under the Bonus Match Rider.
Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497.
Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.
Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date — The date when annuity payments begin as elected by the Owner.
Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.
Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Bonus Amount — An amount added to Contract Value during the Bonus Amount Period under the Bonus Match Rider. The Company applies the Bonus Amount to the first $10,000 in Purchase Payments in any Contract Year that are made under a salary reduction agreement in connection with a retirement plan qualified under Section 403(b) of the Internal Revenue Code.
Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.
Contract Debt — The unpaid loan balance including loan interest.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Contract Year — Each twelve-month period measured from the Contract Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.
Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See “The Fixed Account.”

6

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.
Guaranteed Rate — The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Participant — A Participant under a Qualified Plan.
Purchase Payment — An amount paid to the Company as consideration for the Contract.
Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.
Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under “The Fixed Account” and in the Contract.
Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
The Separate Account and the Funds — The Separate Account is divided into accounts referred to as Subaccounts. See “Separate Account.”
You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Each Subac-count invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment

7

objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

The Subaccounts listed in the table below (“Closed Subaccounts”) are no longer available for the allocation of Purchase Payments or the transfer of Contract Value on the effective dates listed below. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in one or more of the Closed Subaccounts on the effective date, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.
The Prudential Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007, and, the Fidelity® Advisor Stock Selector Mid Cap Subaccount is available only if you purchased your Contract prior to July 31, 2004.
In the event that we receive a request on or after the effective date to allocate to any of the Closed Subaccounts, we will handle those transactions as follows:
New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within the five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts, we will allocate the applicable portion of the payment to the Dreyfus General Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). For the Fidelity® Advisor Stock Selector Mid Cap Subaccount, this only applies to Contracts purchased on and after July 31, 2004 and for the Prudential Jennison Small Company Subaccount this applies to Contracts purchased on and after November 23, 2007.
If you had in effect an automatic allocation to one or more of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on the effective date. If you wish to set up a new Dollar Cost Averaging Option, or Asset Reallocation Option (without the Closed Subaccounts), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts	Effective Date
Clearbridge Small Cap Growth	June 29, 2014
Fidelity® Advisor International Capital Appreciation	December 31, 2004
Invesco Small Cap Growth	July 8, 2011
Prudential QMA Small Cap Value	April 29, 2016
Wells Fargo Growth	April 23, 2012

Fixed Account — You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company’s General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See “The Fixed Account.”
Purchase Payments — Your initial Purchase Payment must be at least $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. See “Purchase Payments.”
Contract Benefits — You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, if it is available under your Contract, subject to certain restrictions as described in “The Contract” and “The Fixed Account.”

8

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals , from Contract Value, subject to certain restrictions described in “The Fixed Account.” See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.
The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”
Optional Riders — Upon your application for the Contract, you may select the Extra Credit at 4% rider. The Company makes this rider available only at issue. You may not terminate the rider after issue. The Extra Credit at 4% rider is available in every state. See the detailed description of the Extra Credit at 4% rider under “Optional Riders.”
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Riders Available for Purchase Only Prior to July 1, 2012.
Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which the Company receives your Contract any Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider was in effect). The Company will also refund as of the Valuation Date on which we receive your Contract any Contract Value allocated to the Subaccounts, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.
Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.
Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.
The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, Bonus Amounts, and Additional Amounts, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments, Bonus Amounts, and Additional Amounts that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.
The Company will also waive the withdrawal charge for Contracts issued on or after July 1, 2012 if, at the time of withdrawal: (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2) the Owner has become totally and permanently disabled after the Contract Date and prior to age 65. Effective as of the date of the first withdrawal under the terms of this waiver, no additional Purchase Payments may be made to the Contract. The

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Company assesses a monthly charge in connection with this waiver feature. This waiver is not optional and the Company will assess the monthly charge for this waiver on all Contracts issued on or after July 1, 2012 whether or not the Owner exercises the waiver or complies with its terms. This waiver is not available for Contracts issued prior to July 1, 2012. See “Charge for Certain Waivers of the Withdrawal Charge.”

The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts.
Each Purchase Payment, Bonus Amount, or Additional Amount is considered to have a certain “age,” depending on the length of time since the Purchase Payment, Bonus Amount, or Additional Amount was effective. A Purchase Payment, Bonus Amount, or Additional Amount is “age one” in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment, Bonus Amount, or Additional Amount Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
*If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments, Bonus Amounts, and Additional Amounts paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See “Contingent Deferred Sales Charge.”
Charge for Certain Waivers of the Withdrawal Charge. For all Contracts issued on or after July 1, 2012, the Company deducts a monthly charge from Contract Value for providing a waiver of the withdrawal charge under certain circumstances. The amount of the charge is equal to 0.25%, on an annual basis, of your Contract Value. See “Charge for Certain Waivers of the Withdrawal Charge.”
Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to a mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.
Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.90%
$25,000 or more	0.75%

During the Annuity Period, under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. See “Mortality and Expense Risk Charge.”

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Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders elected by the Owner, except the Bonus Match Rider which has an annual charge of $25. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.
The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value.
For information on rider charges, please see “Optional Rider Expenses” in the Expense Table.
Teacher Retirement System of Texas – Limits on Optional Riders. If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select the Extra Credit at 4% Rider.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. See “Administration Charge.”
Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See “Account Administration Charge.”
Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”
Loan Interest Charge. The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.75% plus the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the amount of any applicable rider charges.
Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the summary prospectuses or prospectuses for the Underlying Funds for more information about Underlying Fund expenses.
The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of Security Benefit and the Separate Account” and “Charge for Security Benefit Taxes.”
Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)
Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts care-fully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in

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your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within 180 days of the exchange. Please see your tax adviser for further information.
Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675‑0497 or by phone by calling (785) 438‑3000 or 1‑800‑888‑2461.

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Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%[1]
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Account Administration Charge	$30[2]
Net Loan Interest Charge[3]	2.75%
Charge for Certain Waivers of the Withdrawal Charge (as a percentage of Contract Value)	0.25%[4]
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.90%[5]
Annual Administration Charge	0.15%
Maximum Annual Charge for Optional Riders	1.55%[6]
Total Separate Account Annual Expenses	2.60%
1 2 3 4 5 6
The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.
A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.
The net loan cost equals the difference between the amount of interest the Company charges you for a loan (which will be no greater than 5.75% plus the charge for Certain Waivers of the Withdrawal Charge and the total charges for riders you have selected) and the amount of interest the Company credits to the Loan Account, which is 3.0%. The highest net cost of a loan is therefore 2.75%, plus the charge for Certain Waivers of the Withdrawal Charge and the amount of any applicable rider charges.
For all Contracts issued on or after July 1, 2012, the Company deducts a monthly charge from Contract Value for providing a waiver of the withdrawal charge if, at the time of withdrawal: (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2) the Owner has become totally and permanently disabled after the Contract Date and prior to age 65. During the Annuity Period, we will continue to deduct the monthly charge if Annuity Option 5 or 6 is selected. This waiver is not available for Contracts issued prior to July 1, 2012. See “Charge for Certain Waivers of the Withdrawal Charge.”
The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 0.90%; $25,000 or more – 0.75%. Any mortality and expense risk charge above the minimum charge of 0.75% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Option 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”
If you purchase any optional riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) Total rider charges cannot exceed 1.55% of Contract Value for riders elected prior to February 1, 2010 (1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider).

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
4% Extra Credit Rider[3]	0.55%
Riders Available For Purchase ONLY Prior To July 1, 2012:
Annual Stepped Up Death Benefit Rider	0.20%
Waiver of Withdrawal Charge Rider	0.05%
Alternate Withdrawal Charge Rider (0-Year)	0.70%
Alternate Withdrawal Charge Rider (4-Year)[4]	0.55%
Waiver of Withdrawal Charge Rider—15 Years or Disability	0.05%
Riders Available For Purchase ONLY Prior To February 1, 2010:
3 % Guaranteed Minimum Income Benefit Rider	0.15%
5% Guaranteed Minimum Income Benefit Rider	0.30%
3% Guaranteed Growth Death Benefit Rider	0.10%
5% Guaranteed Growth Death Benefit Rider	0.20%
6% Guaranteed Growth Death Benefit Rider[1]	0.25%
7% Guaranteed Growth Death Benefit Rider[1]	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.25%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	0.45%[2]
Total Protection Rider	0.85%[2]
3% Extra Credit Rider[3]	0.40%
5% Extra Credit Rider[3]	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability	0.10%
Waiver of Withdrawal Charge Rider—Hardship	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½	0.20%
Bonus Match Rider	$25 [5]
1 2 3 4 5
Not available to Texas residents.
The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” and “Total Protection” in Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for each such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
If the 4-Year Alternate Withdrawal Charge Rider was not approved in a state, a 3-Year Alternate Withdrawal Charge Rider was available for a charge of 0.40%. See ”Alternate Withdrawal Charge” in Appendix C – Riders Available for Purchase Only Prior to July 1, 2012.
The Company will deduct a charge of $25 on each anniversary of the rider’s date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.

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The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.
	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses[1]	0.80%	3.92%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)[2]	0.80%	2.94%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b‑1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2015, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 2015. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2017.

Example — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, the charge for Certain Waivers of the Withdrawal Charge, separate account annual expenses (including a maximum rider charge of 1.55%) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,191	$2,381	$3,450	$6,072
If you do not surrender or you annuitize your Contract	$563	$1,858	$3,112	$6,072

Condensed Financial Information

Condensed Financial Information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2015, the Company had total assets under management of approximately $27 billion.
Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health

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insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed antici-pated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.
Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.
As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.
Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the

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value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.

One of the underlying funds is a money market fund. There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.
Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.
Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its invest-ments and investment techniques.
An Underlying Fund prospectus will be provided upon receipt of the first Purchase Payment into an Underlying Fund. Summary prospectuses and prospectuses for the Underlying Funds should be carefully read in conjunc-tion with this Prospectus before investing. You may obtain additional summary prospectuses and prospectuses for the Underlying Funds by contacting the Company.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub‑advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.
12b‑1 Fees. The Company and/or its subsidiary, Security Distributors, LLC. (“SDL”), the principal underwriter for the Contract, receive 12b‑1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b‑1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDL receive 12b‑1 fees ranging from 0% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub‑advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more infor-mation). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or adminis-tered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments

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from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre‑determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub‑adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.
The Company receives a $15.00 annual fee payment per participant invested in the Dreyfus Appreciation fund. The Company also receives a $12.00 annual fee payment per participant invested in the Oppenheimer funds.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.65% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.
Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2 may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.
The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract

18

as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.
Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1‑800‑888‑2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1‑800‑888‑2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.
Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.
Optional Riders — Upon your application for the Contract, you may select the Extra Credit at 4% rider. The Company makes this rider available only at issue. You cannot change or cancel the rider after it is issued. The Extra Credit at 4% rider is available in every state.
For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Riders Available for Purchase Only Prior to July 1, 2012.

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Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment.
This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.
In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider’s date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:
1.	The amount of the withdrawal, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, less the Free Withdrawal Amount, by
2.	Contract Value immediately prior to the withdrawal.
The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.
The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See “Free-Look Right.” In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See “Waiver of Withdrawal Charge” in Appendix C – Riders Available for Purchase Only Prior to July 1, 2012. Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders in Appendix B and C.
The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhance-ments through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.
If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

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Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
*Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.
Prior to May 1, 2010, the Company paid an additional Credit Enhancement to customers of broker-dealers that were concerned about the suitability of their customers’ current contracts due to restrictions under those contracts on actively managed allocations. The Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer’s initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer’s exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.
Riders Available for Purchase Only Prior to February 1, 2010 or July 1, 2012 — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders Available For Purchase Only Prior To February 1, 2010 and Appendix C – Riders Available For Purchase Only Prior To July 1, 2012 for descriptions of these riders.
Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $25. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circum-stances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to compete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any

21

time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in “Transfers of Contract Value.”
Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subac-count’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option

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are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.
You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under “Transfers and Withdrawals from the Fixed Account.”
Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under “Transfers of Contract Value.”
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”
Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given

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Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between Subaccounts at their respective accumulation unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”
You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.”
The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Dreyfus General Money Market Subaccount. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s), and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio manage-ment of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and the Fixed Account and consider, among other things, the following factors:
•	the total dollar amount being transferred;
•	the number of transfers you made within a period of time;
•	transfers to and from (or from and to) the same Subaccount;
•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.
If the Company determines that your transfer patterns among the Subaccounts and the Fixed Account are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.
In addition, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column

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titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Subaccounts, which have no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transferred money out of the Guggenheim Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17, and ended on May 16, which means you could transfer back into the Guggenheim Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
American Century Diversified Bond, American Century Equity Income, American Century Heritage, American Century International Bond, American Century International Growth, American Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation: Moderate, American Century Ultra®
30 days
Aston/Fairpointe Mid Cap	30 days
Baron Asset	90 days
BlackRock® Equity Dividend, BlackRock® Global Allocation, BlackRock® International Opportunities, BlackRock® Small Cap Growth Equity	30 days
Calamos® Growth and Income, Calamos® High Income	30 days

Dreyfus Appreciation, Dreyfus Opportunistic Midcap Value, Dreyfus Strategic Value	60 days
Dreyfus General Money Market	Unlimited
Federated Bond	30 days
Fidelity® Advisor Dividend Growth, Fidelity® Advisor Leveraged Company Stock, Fidelity® Advisor New Insights, Fidelity® Advisor Real Estate, Fidelity® Advisor Stock Selector Mid Cap[1], Fidelity® Advisor Value Strategies
60 days
Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income	30 days
Guggenheim Alpha Opportunity, Guggenheim Floating Rate Strategies, Guggenheim High Yield, Guggenheim Large Cap Value, Guggenheim Long Short Equity, Guggenheim Macro Opportunities, Guggenheim Managed Futures Strategy, Guggenheim Mid Cap Value, Guggenheim Multi‑Hedge Strategies, Guggenheim Small Cap Value, Guggenheim StylePlus Large Core, Guggen-heim StylePlus Mid Growth, Guggenheim Total Return Bond, Guggenheim U.S. Investment Grade Bond, Guggenheim World Equity Income
30 days
INTECH U.S. Core	30 days
Invesco American Franchise, Invesco Comstock, Invesco Energy, Invesco Equity and Income, Invesco Gold & Precious Metals, Invesco Mid Cap Core Equity, Invesco Mid Cap Growth, Invesco Technology, Invesco Value Opportunities
30 days
Ivy Asset Strategy	60 days
Janus Overseas	30 days
Neuberger Berman Large Cap Value, Neuberger Berman Socially Responsive	30 days
Northern Global Tactical Asset Allocation, Northern Large Cap Value	60 days
Oak Ridge Small Cap Growth	30 days
Oppenheimer Developing Markets, Oppenheimer Discovery, Oppenheimer Global	30 days
Perkins Mid Cap Value	30 days
PIMCO All Asset, PIMCO CommodityRealReturn Strategy, PIMCO Emerging Markets Bond, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO Low Duration, PIMCO Real Return, PIMCO StocksPLUS® Small Fund, PIMCO Total Return
30 days

Pioneer Strategic Income	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Prudential Jennison 20/20 Focus, Prudential Jennison Mid-Cap Growth, Prudential Jennison Natural Resources, Prudential Jennison Small Company[2]	30 days
RidgeWorth Mid Cap Value Equity	30 days
Royce Opportunity, Royce Small-Cap Value	30 days
RS Partners, RS Technology, RS Value	30 days
T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock, T. Rowe Price Retirement 2010, T. Rowe Price Retirement 2015, T. Rowe Price Retirement 2020, T. Rowe Price Retirement 2025, T. Rowe Price Retirement 2030, T. Rowe Price Retirement 2035, T. Rowe Price Retirement 2040, T. Rowe Price Retirement 2045, T. Rowe Price Retirement 2050, T. Rowe Price Retirement 2055, T. Rowe Price Retirement Balanced
30 days
Wells Fargo Large Cap Core, Wells Fargo Opportunity, Wells Fargo Small Cap Value	30 days
1    You may transfer Contract Value to the Fidelity® Advisor Stock Selector Mid Cap Subaccount only if you purchased your Contract prior to July 31, 2004.
2    You may transfer Contract Value to the Prudential Jennison Small Company Subaccount only if you purchased your Contract prior to November 23, 2007.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The summary prospectuses or prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
 You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer

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block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Dreyfus General Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.
Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.
Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including
•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Interest credited to the Fixed Account,
•	Payment of Purchase Payments,
•	The amount of any outstanding Contract Debt,
•	Full and partial withdrawals (including systematic withdrawals), and
•	Charges assessed in connection with the Contract, including charges for any optional Riders selected.
The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends

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or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, Bonus Amounts, and Additional Amounts allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next deter-mined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.75%, and (5) the administration charge under the Contract of 0.15%.
The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge, the charge for Certain Waivers of the Withdrawal Charge (if applicable), and the charge for any optional riders (other than the Bonus Match Rider) (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjust-ment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.
Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the “cut-off time”). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.
Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity

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payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.
The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charges (if the withdrawal is made from Purchase Payments, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.
The Company requires the signature of the Owner on any request for withdrawal. The Company also requires a guarantee of such signature to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal charge, any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charges on partial withdrawals (including systematic with-drawals) from Purchase Payments, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge, any premium tax charge and a percentage of any unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge, or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.” No partial withdrawal will be processed which would result in the with-drawal of Contract Value from the Loan Account.
If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on

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withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax require-ments and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”
Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expec-tancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”
If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal $0.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”
Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements and/or Bonus Amounts. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Amounts from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Amounts during the Free-Look Period.
Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancement or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.

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Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, and any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If any Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary.
If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of any Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts and/or Additional Amounts if the Extra Credit Rider and/or Bonus Match Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).
If any Owner was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.
If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Guaranteed Growth Death Benefit; Combined Annual Stepped Up and Guaranteed Growth Death Benefit; Enhanced Death Benefit; Combined Enhanced Death Benefit and Annual Stepped Up Death Benefit; Combined Enhanced Death Benefit and Guaranteed Growth Death Benefit; Combined Enhanced Death Benefit, Annual Stepped Up Death Benefit, and Guaranteed Growth Death Benefit; and Total Protection riders in Appendix B – Riders Available for Purchase Only Prior to February 1, 2010, as well as the discussion of the Annual Stepped Up Death Benefit in Appendix C – Riders Available for Purchase Only Prior to July 1, 2012. Your death benefit proceeds under the rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge, any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.
The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and require-ments respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary

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designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.
Distribution Requirements — For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Consult a tax adviser for more information on this subject.
Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts.
The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.
The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, Bonus Amounts, and/or Additional Amounts, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then Bonus Amounts, then Additional Amounts in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments, Bonus Amounts, and Additional Amounts for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.
The Company will also waive the withdrawal charge for Contracts issued on or after July 1, 2012 if, at the time of withdrawal: (1) the Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2) the Owner has become totally and permanently disabled after the Contract Date and prior to age 65. Effective as of the date of the first withdrawal under the terms of this waiver, no additional Purchase Payments may be made to the Contract. The Company assesses a monthly charge in connection with this waiver feature. This waiver is not optional, and the Company will assess the monthly charge for this waiver on all Contracts issued on or after July 1, 2012

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whether or not the Owner exercises the waiver or complies with its terms. This waiver is not available for Contracts issued prior to July 1, 2012. See “Charge for Certain Waivers of the Withdrawal Charge.”
The amount of the charge will depend on how long your Purchase Payments, Bonus Amounts, and/or Additional Amounts have been held under the Contract. Each Purchase Payment, Bonus Amount, or Additional Amount is considered to have a certain “age,” depending on the length of time since the Purchase Payment, Bonus Amount, or Additional Amount was effective. A Purchase Payment, Bonus Amount, or Additional Amount is “age one” in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:
Purchase Payment, Bonus Amount, or Additional Amount Age (in years)	Withdrawal Charge
1	7%
2	7%*
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%
*If you are a Participant in the Texas Optional Retirement Program, we will instead assess a withdrawal charge of 6.75% in year 2.

The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments, Bonus Amounts, and Additional Amounts paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.
The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.
Charge for Certain Waivers of the Withdrawal Charge — For all Contracts issued on or after July 1, 2012, the Company deducts a monthly charge from Contract Value for providing a waiver of the withdrawal charge in the event: (1) the Contract has been in force for 10 or more Contract Years at the time of withdrawal and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or (2) the Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The amount of the charge is equal to 0.25%, on an annual basis, of your Contract Value. The Company will deduct the monthly charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly charge for the life of the Contract if you elect Annuity Option 5 or 6. The Company will deduct the monthly charge even if the waiver is not being provided.
Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

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Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.90%
$25,000 or more	0.75%
During the Annuity Period, under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.
The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.
Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.
Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non‑Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.
Loan Interest Charge — The Company charges an effective annual interest rate on a loan that will never be greater than an amount equal to 5.75% plus the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the total charges for riders you have selected. The Company also will credit the amount in the Loan Account with an effective annual interest rate equal to 3.0%. The net cost of a loan is the interest rate charged by the Company less the interest rate credited. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the charge for Certain Waivers of the Withdrawal Charge (if applicable) and the amount of any applicable rider charges. (For loans issued prior to May 1, 2006, the net cost of a loan was 2.5%, plus the amount of any applicable rider charges.)

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Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.
Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. Currently, only the Extra Credit at 4% rider is available for purchase. The Company makes this rider available only at issue.
The Company deducts a monthly charge from Contract Value for any riders elected by the Owner, except the Bonus Match Rider which has an annual charge of $25. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below.
As noted in the table, certain riders are no longer available for purchase. For more information on these riders, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Riders Available for Purchase Only Prior to July 1, 2012.
Teacher Retirement System of Texas – Limits on Optional Riders — If you are: (1) purchasing the Contract as a tax-sheltered annuity through a salary reduction arrangement; (2) an employee of a school district or an open-enrollment charter school; and (3) a member of the Teacher Retirement System of Texas, you may not select the Extra Credit at 4% rider.
Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
4% Extra Credit Rider[3]	0.55%
Riders Available For Purchase ONLY Prior To July 1, 2012:
Annual Stepped Up Death Benefit Rider	0.20%
Waiver of Withdrawal Charge Rider	0.05%
Alternate Withdrawal Charge Rider (0-Year)	0.70%
Alternate Withdrawal Charge Rider (4-Year)[4]	0.55%
Waiver of Withdrawal Charge Rider—15 Years or Disability	0.05%
Riders Available For Purchase ONLY Prior To February 1, 2010:
3% Guaranteed Minimum Income Benefit Rider	0.15%
5% Guaranteed Minimum Income Benefit Rider	0.30%
3% Guaranteed Growth Death Benefit Rider	0.10%
5% Guaranteed Growth Death Benefit Rider	0.20%
6% Guaranteed Growth Death Benefit Rider[1]	0.25%

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
7% Guaranteed Growth Death Benefit Rider[1]	0.30%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.25%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced Death Benefit Rider and Annual Stepped Up Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.35%
Combined Enhanced Death Benefit Rider, Annual Stepped Up Death Benefit Rider, and Guaranteed Growth Death Benefit Rider	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	0.45%[2]
Total Protection Rider	0.85%[2]
3% Extra Credit Rider[3]	0.40%
5% Extra Credit Rider[3]	0.70%
Waiver of Withdrawal Charge Rider—10 Years or Disability	0.10%
Waiver of Withdrawal Charge Rider—Hardship	0.15%
Waiver of Withdrawal Charge Rider—5 Years and Age 59½	0.20%
Bonus Match Rider	$25[5]
1   Not available to Texas residents.
2   The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” and “Total Protection” in Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for each such rider is used in calculating the maximum rider charge of 1.55% (1.00% if you select a 0-Year Alternate Withdrawal Charge Rider).
3   The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
4   If the 4-Year Alternate Withdrawal Charge Rider was not approved in a state, a 3-Year Alternate Withdrawal Charge Rider was available for a charge of 0.40%. See ”Alternate Withdrawal Charge” in Appendix C – Riders Available for Purchase Only Prior to July 1, 2012.
5   The Company will deduct a charge of $25 on each anniversary of the rider’s date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s summary prospectus or prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will

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terminate at the Annuity Start Date without value. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.
On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity for use with the Fixed Account. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed Annuity. The proceeds under the Contract will be equal to your Contract Value in the Subaccounts and the Fixed Account as of the Annuity Start Date, reduced by any applicable premium taxes, any outstanding Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administra-tion charge, if applicable.
The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually for the variable annuity. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.
Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).
You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.
Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner can-not change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.
If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity

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starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.
Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider you may apply the Minimum Income Benefit to purchase a (fixed) Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.
Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.
Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge, the charge for Certain Waivers of the

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Withdrawal Charge (if applicable), and pro rata account administration charge from Contract Value if you elect this option.

Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge, the charge for Certain Waivers of the Withdrawal Charge (if applicable), and pro rata account administration charge from Contract Value if you elect this option.
Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.
Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.
The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.
The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.
On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.
Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated

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to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.
Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant.
The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

The Fixed Account

You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The General Account is subject to regulation and supervision by the Kansas Insurance Department and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accor-dingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”
Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to its financial strength and claims-paying ability.
Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least a specified minimum (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the state in which the Contract is issued and the requirements of that state. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.
Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different

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Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.
For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.”
If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.
Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”
Contract Charges — Premium taxes and the account administration, optional Rider and withdrawal charges, as well as the charge for Certain Waivers of the Withdrawal Charge, will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, the charge for Certain Waivers of the Withdrawal Charge and any optional rider charges are deducted from current interest. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subac-counts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $25 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”

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If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”
Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non‑natural Persons.” See “Federal Tax Matters.”
Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.
Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.
Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.
Payments from the Separate Account — The Company generally will pay any full or partial withdrawal benefit (including a systematic withdrawal) or death benefit proceeds from Contract Value allocated to the Subac-counts, and will transfer Contract Value between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

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•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,
•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
If, pursuant to SEC rules, the Dreyfus General Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Dreyfus General Money Market Subaccount until the Fund is liquidated.
Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements — If you misstate the age or sex of an Annuitant or age of the Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and informa-tion security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may be able to borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. Whether you can borrow money will depend on the terms of your Employer’s 403(b) plan or program. If you are permitted, you may obtain a loan by submitting a proper written request to the Company. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest out-standing loan balance within the preceding 12‑month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater (the $10,000 limit is not available for Contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12‑month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value. Two new loans are permitted each Contract Year but only one loan can be outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the

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Company may have no information concerning outstanding loans with other providers, we may only be able to use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Employer’s Plan or program for any additional loan restrictions.
When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of interest equal to 3.0%.
Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The loan interest rate will be as declared from time to time by the Company but will never be greater than an amount equal to 5.75% plus the 0.25% charge for Certain Waivers of the Withdrawal Charge (if applicable) and the total charges for riders you have selected. For example, if you select the Extra Credit at 4% Rider with an annual charge of 0.55%, the loan interest rate is guaranteed not to exceed 6.55% (5.75% + 0.25% + 0.55%). Because the Contract Value maintained in the Loan Account (which will earn 3.0% on an annual basis) will always be equal in amount to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less the interest rate credited. Thus, the highest net cost of a loan you may be charged is 2.75%, plus the 0.25% charge for Certain Waivers of the Withdrawal Charge (if applicable) and the amount of any applicable rider charges.
Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. In either event, your loan must be repaid prior to the Annuity Start Date. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. All loan payments must be repaid through automatic bank draft. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.
If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default for tax reporting purposes. The total outstanding loan balance, which includes accrued interest, will be reported as income to the Internal Revenue Service (“IRS”) on form 1099‑R for the year in which the default occurred. The Company may agree to extend these deadlines for late payments within any limits imposed by IRS regulations. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value on or after the Contractowner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.
While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.
In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.
You should consult with your tax adviser on the effect of a loan.
Loans are not available in certain states pending department of insurance approval. If loans are later approved by the insurance department of a state, the Company intends to make loans available to all Owners of 403(b)

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contracts in that state at that time, but there can be no assurance that loans will be approved. Prospective Owners should contact their agent concerning availability of loans in their state.
Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attain-ment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”
Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.
If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.
Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connec-tion with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your contract. In addition, we may assess a different withdrawal charge on contracts issued to Participants in the Texas Optional Retirement Program. See “Contingent Deferred Sales Charge.”

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Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity

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options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.
The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or ERISA. Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.
The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for deter-mining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:
Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.
Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).
If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.
If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.
A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.
Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

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A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.
Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.
Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth contributions under the employer’s 403(b) plan. Roth contributions may be made to the Contract.
Unlike regular or “traditional” 403(b) contributions, which are made on a pre‑tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.
Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth contributions is subject to federal income taxes when distributed.
Roth contributions may be made up to the same elective contribution limits that apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contracts, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.
Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.
If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. See “Section 403(b).”
Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”
Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.
IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non‑deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2016).
Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s

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adjusted gross income for the year ($98,000 for a married couple filing a joint return and $61,000 for a single tax-payer in 2016). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $184,000 and $194,000 (for 2016). Nondeduc-tible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary informa-tion as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.
In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.
Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non‑deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”
The IRS has not reviewed the Contract for qualification of an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.
Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contri-bution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $117,000 to $132,000 in adjusted gross income for 2016 ($184,000 to $194,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.
Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contribu-tions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a tradi-tional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the Contractowner.
Rollovers. A “rollover” is the tax-free transfer of a distribution from one ”eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.
If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution,

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death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.
For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.
For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.
A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.
Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.
Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.
The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”
Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.
Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.
Eligible rollover distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.
The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

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Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Tax. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2016, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered "invest-ment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Possible Tax Law Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying

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Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpre-tation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.
In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

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Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Owners — The Company will send you annually a statement setting forth a summary of the trans-actions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.
Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automa-tically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By signing the application, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accor-dance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the tele-phone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general descrip-tion in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be appli-cable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.

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Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, LLC. (“SDL”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, LLC. (“SDL”), for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636‑0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDL for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDL. During fiscal years 2015, 2014, and 2013, the amounts paid to SDL in connection with all contracts sold through the Separate Account were $4,756,550, $5,954,554, and $5,238,251, respectively. SDL passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDL an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDL’s ongoing operations.
Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.25% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

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Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.
The following list sets forth the names of Selling Broker-Dealers that received additional compen-sation from the Company in 2015 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): American Portfolios Financial Services, Inc., Cambridge Investment/RPA, Centaurus Financial, Inc., Client One Securities, LLC, GWN Securities, Inc., Investacorp, Inc., J W Cole Financial Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., Money Concepts Capita Corp., Next Financial Group, Inc., OFG Financial Services, Inc., PlanMember Securities Corporation, and TransAmerica Financial Advisors, Inc., Essex National Securities Inc., Securities America, Infinex Investments Inc.
These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways for different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.
Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.
Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7‑day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7‑day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Dreyfus General Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Dreyfus General Money Market Subaccount may also be extremely low and possibly negative.
For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30‑day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period.

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Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, adminis-tration charge, mortality and expense risk charge, the charge for Certain Waivers of the Withdrawal Charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.
Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.
Although the Contract was not available for purchase until September 2002, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).
Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the Security Benefit Advisor Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1‑800‑888‑2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:
GENERAL INFORMATION AND HISTORY
Safekeeping of Assets
METHOD OF DEDUCTING THE EXCESS CHARGE
LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX‑QUALIFIED RETIREMENT PLANS
Section 403(b)

56

Roth 403(b)
Sections 408 and 408A
PERFORMANCE INFORMATION
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
FINANCIAL STATEMENTS
Objectives for Underlying Funds

There is no guarantee that the investment objective(s) of any Underlying Fund will be met.

The information below is only a summary. More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund summary prospectuses and prospectuses. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus and may be obtained by calling 1‑800‑888‑2461.
NOTE:  If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.
Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Century Diversified Bond	A	Seeks a high level of income by investing in non-money market debt securities.	American Century Inv. Mgmt., Inc.
American Century Equity Income	A	Seeks current income; capital appreciation is a secondary objective.	American Century Inv. Mgmt., Inc.
American Century Heritage	A	Seeks long-term capital growth.	American Century Inv. Mgmt., Inc.
American Century International Bond	A	Seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the United States.	American Century Inv. Mgmt., Inc.
American Century International Growth	A	Seeks capital growth.	American Century Inv. Mgmt., Inc.
American Century Select	A	Seeks long-term capital growth.	American Century Inv. Mgmt., Inc.
American Century Strategic Allocation: Aggressive	A	Seeks the highest level of total return consistent with its asset mix.	American Century Inv. Mgmt., Inc.
American Century Strategic Allocation: Conservative	A	Seeks the highest level of total return consistent with its asset mix.	American Century Inv. Mgmt., Inc.
American Century Strategic Allocation: Moderate	A	Seeks the highest level of total return consistent with its asset mix.	American Century Inv. Mgmt., Inc.
American Century Ultra®	A	Seeks long-term capital growth.	American Century Inv. Mgmt., Inc.
Aston/Fairpointe Mid Cap	N	Seeks long-term total return through capital appreciation.	Aston Asset Mgmt., LP	Fairpointe Capital LLC
Baron Asset	Retail	Seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.	BAMCO Inc.

57

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
BlackRock® Equity Dividend	A	Seeks long-term total return and current income.	BlackRock Advisors LLC
BlackRock® Global Allocation	A	Seeks to provide high total investment return.	BlackRock Advisors LLC
BlackRock® International Opportunities	A	Seeks long-term capital appreciation.	BlackRock Advisors LLC
BlackRock® Small Cap Growth Equity	A	Seeks long-term capital growth.	BlackRock Advisors LLC
Calamos® Growth and Income	A	Seeks high long-term total return through growth and current income.	Calamos Advisors LLC
Calamos® High Income	A	Seeks the highest level of current income obtainable with reasonable risk, capital gain is a secondary objective.	Calamos Advisors LLC

Dreyfus Appreciation	N/A	Seeks long-term capital appreciation consistent with the preservation of capital; current income is a secondary goal.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus General Money Market	B	Seeks as high a level of current income as is consistent with the preservation of capital.	The Dreyfus Corporation
Dreyfus Opportunistic Midcap Value	A	Seeks to surpass the performance of the Russell Midcap® Value Index.	The Dreyfus Corporation
Dreyfus Strategic Value	A	Seeks capital appreciation.	The Dreyfus Corporation
Federated Bond	A	Seeks to provide as high a level of current income as is consistent with the preservation of capital.	Federated Inv. Mgmt. Co.
Fidelity® Advisor Dividend Growth	T	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® Advisor Leveraged Company Stock	T	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® Advisor New Insights	T	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC); Fidelity Funds Network
Fidelity® Advisor Real Estate	T	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk.	Fidelity SelectCo, LLC	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC)
Fidelity® Advisor Stock Selector Mid Cap	T	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC)
Fidelity® Advisor Value Strategies	T	Seeks capital appreciation.	Fidelity Mgmt. & Research Co.	Fidelity Mgmt. & Research (UK) Inc.; Fidelity Mgmt. & Research (HK) Ltd; Fidelity Mgmt. & Research (Japan) Inc.; FMR Co., Inc. (FMRC)

58

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Goldman Sachs Emerging Markets Equity	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt. Interntl.
Goldman Sachs Government Income	Service	Seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim Alpha Opportunity	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim Floating Rate Strategies	A	Seeks provide a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim High Yield	A	Seeks high current income; capital appreciation is a secondary objective.	Guggenheim Investments
Guggenheim Large Cap Value	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim Long Short Equity	P	Seeks long-term capital appreciation.	Guggenheim Investments
Guggenheim Macro Opportunities	A	Seeks to provide total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim Managed Futures Strategy	P	Seeks to achieve positive absolute returns.	Guggenheim Investments
Guggenheim Mid Cap Value	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim Multi‑Hedge Strategies	P	Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim Small Cap Value	A	Seeks long-term capital appreciation.	Guggenheim Investments
Guggenheim StylePlus Large Core	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim StylePlus Mid Growth	A	Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim Total Return Bond	A	Seeks total return, comprised of current income and capital appreciation.	Guggenheim Partners Inv. Mgmt. LLC
Guggenheim U.S. Investment Grade Bond	A	Seeks to provide current income.	Guggenheim Investments
Guggenheim World Equity Income	A	Seeks to provide total return, comprised of capital appreciation and income.	Guggenheim Investments
INTECH U.S. Core	S	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC	INTECH Inv. Mgmt. LLC
Invesco American Franchise	A	Seeks long-term capital appreciation.	Invesco Advisers, Inc.
Invesco Comstock	A	Seeks total return through capital growth and income.	Invesco Advisers, Inc.
Invesco Energy	A	Seeks long-term growth of capital.	Invesco Advisers, Inc.	Invesco Canada Ltd.
Invesco Equity and Income	A	Seeks current income and, secondarily, capital appreciation.	Invesco Advisers, Inc.
Invesco Gold & Precious Metals	A	Seeks long-term growth of capital.	Invesco Advisers, Inc.	Invesco Canada Ltd.
Invesco Mid Cap Core Equity	A	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco Mid Cap Growth	A	Seeks capital growth.	Invesco Advisers, Inc.
Invesco Technology	A	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco Value Opportunities	A	Seeks capital growth and income.	Invesco Advisers, Inc.
Ivy Asset Strategy	A	Seeks to provide total return.	Ivy Inv. Mgmt. Co

59

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Janus Overseas	S	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Neuberger Berman Large Cap Value	Advisor	Seeks long-term growth of capital.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Neuberger Berman Socially Responsive	Trust	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Northern Global Tactical Asset Allocation	A	Seeks long-term capital appreciation and current income.	Northern Trust Investments, Inc.
Northern Large Cap Value	N/A	Seeks long-term capital appreciation.	Northern Trust Investments, Inc.
Oppenheimer Developing Markets	A	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Discovery	A	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global	A	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Perkins Mid Cap Value	S	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Inv. Mgmt. LLC
PIMCO All Asset	R	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO Commodity-RealReturn Strategy	A	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO Emerging Markets Bond	A	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO Foreign Bond (U.S. Dollar-Hedged)	R	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO Low Duration	R	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO Real Return	R	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO StocksPLUS® Small Fund	A	Seeks total return which exceeds that of the Russell 2000® Index.	Pacific Inv. Mgmt. Co. LLC
PIMCO Total Return	R	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Oak Ridge Small Cap Growth	A	Seeks capital appreciation.	Oak Ridge Investments, LLC.
Pioneer Strategic Income	A	Seeks a high level of current income.	Pioneer Inv. Mgmt. Inc.
Prudential Jennison 20/20 Focus	A	Seeks long-term growth of capital.	Prudential Investments LLC	Jennison Associates LLC
Prudential Jennison Mid-Cap Growth	A	Seeks long-term capital appreciation.	Prudential Investments LLC	Jennison Associates LLC
Prudential Jennison Natural Resources	A	Seeks long-term growth of capital.	Prudential Investments LLC	Jennison Associates LLC
Prudential Jennison Small Company	A	Seeks capital growth.	Prudential Investments LLC	Jennison Associates LLC

60

Fund Name	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
RidgeWorth Mid Cap Value Equity	A	Seeks to provide capital appreciation; current income is as a secondary objective.	RidgeWorth Investments	Ceredex Value Advisors LLC
Royce Opportunity	Service	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Small-Cap Value	Service	Seeks long-term growth of capital.	Royce & Associates, LLC
RS Partners	A	Seeks long-term capital appreciation.	RS Inv. Mgmt. Co. LLC
RS Technology	A	Seeks long-term capital appreciation.	RS Inv. Mgmt. Co. LLC
RS Value	A	Seeks long-term capital appreciation.	RS Inv. Mgmt. Co. LLC
T. Rowe Price Capital Appreciation	Advisor	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Growth Stock	R	Seeks long-term growth of capital through investments in stock.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2010	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2015	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2020	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2025	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2030	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2035	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2040	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2045	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2050	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement 2055	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement Balanced	R	Seeks the highest total return over time consistent with an emphasis on both capital growth and income.	T. Rowe Price Associates, Inc.
Wells Fargo Large Cap Core	A	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Golden Capital Mgmt., LLC
Wells Fargo Opportunity	A	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.
Wells Fargo Small Cap Value	A	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.

61

APPENDIX A
Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31. The following information does not include Subaccounts that were not available as of December 31, 2015.
Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Century Diversified Bond	2015	9.54	9.17	55,755
	2014	9.39	9.54	44,526
	2013	10.02	9.39	44,022
	2012[10]	10.00	10.02	219
American Century Equity Income	2015	15.83	15.28	133,209
	2014	14.69	15.83	128,023
	2013	12.81	14.69	132,712
	2012	11.97	12.81	131,216
	2011	12.05	11.97	157,484
	2010	11.09	12.05	148,971
	2009	10.30	11.09	135,324
	2008	13.43	10.30	112,234
	2007	13.77	13.43	108,071
	2006	12.00	13.77	86,777
American Century Heritage	2015	16.63	16.26	49,465
	2014	16.03	16.63	49,243
	2013	12.76	16.03	52,558
	2012	11.46	12.76	61,613
	2011	12.77	11.46	101,137
	2010	10.14	12.77	67,228
	2009	7.72	10.14	56,038
	2008	14.95	7.72	45,288
	2007	10.70	14.95	36,446
	2006	9.52	10.70	18,965
American Century International Bond	2015	8.39	7.49	885
	2014	9.01	8.39	285
	2013	9.90	9.01	0
	2012[10]	10.00	9.90	0
American Century International Growth	2015	9.59	9.26	130,161
	2014	10.56	9.59	122,243
	2013	8.96	10.56	88,309
	2012	7.66	8.96	153,469
	2011	9.06	7.66	168,755
	2010	8.30	9.06	103,890
	2009	6.45	8.30	103,169
	2008	12.28	6.45	110,790
	2007	10.93	12.28	118,433
	2006	9.11	10.93	115,933

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Century Select	2015	9.75	10.07	45,743
	2014	9.20	9.75	41,612
	2013	7.36	9.20	38,314
	2012	6.69	7.36	39,017
	2011	6.87	6.69	75,621
	2010	6.25	6.87	73,928
	2009	4.84	6.25	71,734
	2008	8.35	4.84	69,278
	2007	7.16	8.35	60,269
	2006	7.60	7.16	125,349
American Century Strategic Allocation: Aggressive	2015	11.60	10.96	55,551
	2014	11.30	11.60	57,436
	2013	9.83	11.30	51,915
	2012	8.91	9.83	54,291
	2011	9.46	8.91	64,439
	2010	8.55	9.46	61,803
	2009	7.09	8.55	50,379
	2008	11.13	7.09	33,935
	2007	10.10	11.13	34,208
	2006[1]	10.00	10.10	99
American Century Strategic Allocation: Conservative	2015	10.82	10.22	38,129
	2014	10.62	10.82	72,534
	2013	10.07	10.62	76,386
	2012	9.58	10.07	71,727
	2011	9.66	9.58	70,743
	2010	9.18	9.66	49,086
	2009	8.35	9.18	17,862
	2008	10.34	8.35	18,054
	2007	10.02	10.34	12,667
	2006[1]	10.00	10.02	0
American Century Strategic Allocation: Moderate	2015	11.36	10.69	388,592
	2014	11.10	11.36	382,622
	2013	10.02	11.10	355,847
	2012	9.25	10.02	315,569
	2011	9.58	9.25	264,613
	2010	8.86	9.58	198,166
	2009	7.63	8.86	119,469
	2008	10.75	7.63	40,957
	2007	10.08	10.75	397
	2006[1]	10.00	10.08	0
American Century Ultra®	2015	14.84	15.11	24,878
	2014	14.07	14.84	27,228
	2013	10.71	14.07	27,882
	2012	9.78	10.71	23,009
	2011	10.07	9.78	34,957
	2010	9.01	10.07	24,537
	2009	6.94	9.01	21,833
	2008	12.41	6.94	19,439
	2007	10.62	12.41	16,290
	2006	11.45	10.62	17,253

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Aston/Fairpointe Mid Cap	2015	17.01	14.66	44,668
	2014	16.11	17.01	49,215
	2013	11.60	16.11	38,577
	2012	10.35	11.60	39,979
	2011	11.52	10.35	107,974
	2010	9.74	11.52	85,902
	2009	6.09	9.74	83,971
	2008	11.08	6.09	72,767
	2007	10.21	11.08	50,601
	2006[1]	10.00	10.21	0
Baron Asset	2015	13.03	12.52	39,708
	2014	12.37	13.03	39,234
	2013	9.26	12.37	35,832
	2012	8.35	9.26	35,773
	2011	8.95	8.35	44,511
	2010	7.67	8.95	70,000
	2009	6.06	7.67	31,422
	2008	10.63	6.06	17,023
	2007	10.03	10.63	13,714
	2006[1]	10.00	10.03	325
BlackRock® Equity Dividend	2015	12.54	12.01	72,138
	2014	11.95	12.54	68,842
	2013	9.99	11.95	63,455
	2012 [10]	10.00	9.99	57,545
BlackRock® Global Allocation	2015	10.81	10.28	20,142
	2014	11.03	10.81	7,964
	2013	10.02	11.03	7,012
	2012 [10]	10.00	10.02	242
BlackRock® International Opportunities	2015	10.51	10.01	34,746
	2014	12.34	10.51	26,074
	2013	10.51	12.34	13,820
	2012 [10]	10.00	10.51	16,702
BlackRock® Small Cap Growth Equity	2015	13.41	12.39	2,098
	2014	13.69	13.41	1,776
	2013	9.82	13.69	1,653
	2012 [10]	10.00	9.82	546
Calamos® Growth and Income	2015	11.46	11.21	44,081
	2014	11.11	11.46	46,161
	2013	9.89	11.11	44,208
	2012	9.49	9.89	45,931
	2011	9.95	9.49	42,175
	2010	9.22	9.95	40,898
	2009	7.00	9.22	30,311
	2008	10.54	7.00	17,123
	2007	10.01	10.54	3,162
	2006[1]	10.00	10.01	5,382

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Calamos® High Income	2015	11.15	10.22	20,930
	2014	11.50	11.15	23,279
	2013	11.26	11.50	27,937
	2012	10.53	11.26	16,214
	2011	10.52	10.53	13,261
	2010	9.88	10.52	15,104
	2009	7.01	9.88	5,912
	2008	10.04	7.01	3,461
	2007	10.03	10.04	2,802
	2006[1]	10.00	10.03	0
ClearBridge Small Cap Growth	2015	13.60	12.44	2,220
	2014	13.69	13.60	2,352
	2013	9.81	13.69	14,923
	2012[10]	10.00	9.81	13,718
Dreyfus Appreciation	2015	10.89	10.21	73,537
	2014	10.45	10.89	80,807
	2013	8.95	10.45	81,497
	2012	8.45	8.95	121,024
	2011	8.15	8.45	231,081
	2010	7.35	8.15	251,474
	2009	6.32	7.35	252,428
	2008	9.71	6.32	293,790
	2007	9.48	9.71	266,314
	2006	8.48	9.48	225,480
Dreyfus General Money Market	2015	6.93	6.67	253,973
	2014	7.21	6.93	328,295
	2013	7.49	7.21	341,791
	2012	7.79	7.49	255,075
	2011	8.10	7.79	295,423
	2010	8.42	8.10	236,111
	2009	8.74	8.42	262,487
	2008	8.89	8.74	219,861
	2007	8.86	8.89	131,797
	2006	8.85	8.86	71,401
Dreyfus Opportunistic Midcap Value	2015	18.44	15.88	54,582
	2014	17.56	18.44	56,748
	2013	13.07	17.56	60,781
	2012	11.38	13.07	43,975
	2011	12.56	11.38	51,488
	2010	10.45	12.56	48,100
	2009	6.71	10.45	49,467
	2008	11.60	6.71	41,600
	2007	11.44	11.60	38,170
	2006	10.77	11.44	30,471

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Dreyfus Strategic Value	2015	15.48	14.54	71,945
	2014	14.57	15.48	81,136
	2013	11.01	14.57	83,975
	2012	9.70	11.01	139,611
	2011	10.76	9.70	200,374
	2010	9.73	10.76	176,946
	2009	8.10	9.73	181,378
	2008	13.16	8.10	152,630
	2007	12.93	13.16	110,401
	2006	11.21	12.93	45,524
Federated Bond	2015	11.95	11.27	225,651
	2014	11.74	11.95	157,987
	2013	12.11	11.74	126,464
	2012	11.42	12.11	105,036
	2011	11.21	11.42	96,029
	2010	10.50	11.21	64,403
	2009	8.64	10.50	50,005
	2008	10.01	8.64	19,075
	2007	9.91	10.01	11,358
	2006[1]	10.00	9.91	6,580
Fidelity® Advisor Dividend Growth	2015	10.99	10.44	58,811
	2014	10.27	10.99	55,532
	2013	8.16	10.27	57,779
	2012	7.18	8.16	56,555
	2011	8.21	7.18	64,794
	2010	7.05	8.21	56,980
	2009	4.80	7.05	64,406
	2008	8.93	4.80	51,258
	2007	9.26	8.93	47,645
	2006	8.44	9.26	46,600
Fidelity® Advisor International Capital Appreciation	2015	11.93	11.75	8,237
	2014	12.12	11.93	8,956
	2013	10.41	12.12	8,750
	2012	8.63	10.41	9,093
	2011	10.36	8.63	19,585
	2010	9.33	10.36	23,490
	2009	6.24	9.33	24,770
	2008	13.25	6.24	25,248
	2007	13.20	13.25	27,460
	2006	11.99	13.20	59,175
Fidelity® Advisor Leveraged Company Stock	2015	14.24	12.87	9,156
	2014	14.09	14.24	9,343
	2013	10.76	14.09	4,709
	2012[10]	10.00	10.76	100
Fidelity® Advisor New Insights	2015	13.05	12.82	125,319
	2014	12.45	13.05	145,432
	2013	9.80	12.45	81,097
	2012[10]	10.00	9.80	1,078

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Fidelity® Advisor Real Estate	2015	22.78	22.58	49,691
	2014	18.34	22.78	52,083
	2013	18.83	18.34	49,021
	2012	16.62	18.83	48,937
	2011	16.13	16.62	38,437
	2010	13.03	16.13	46,638
	2009	9.94	13.03	38,038
	2008	17.31	9.94	35,452
	2007	21.99	17.31	29,403
	2006	16.86	21.99	30,062
Fidelity® Advisor Stock Selector Mid Cap	2015	13.90	12.87	12,611
	2014	13.18	13.90	14,717
	2013	10.49	13.18	15,289
	2012	9.17	10.49	15,342
	2011	10.06	9.17	18,651
	2010	8.45	10.06	23,323
	2009	6.00	8.45	27,207
	2008	13.11	6.00	24,049
	2007	12.45	13.11	25,261
	2006	11.45	12.45	21,368
Fidelity® Advisor Value Strategies	2015	15.03	14.01	55,892
	2014	14.75	15.03	58,941
	2013	11.82	14.75	58,689
	2012	9.72	11.82	60,298
	2011	11.20	9.72	62,092
	2010	9.25	11.20	63,011
	2009	6.07	9.25	70,533
	2008	12.97	6.07	65,678
	2007	12.84	12.97	58,078
	2006	11.54	12.84	54,355
Goldman Sachs Emerging Markets Equity	2015	8.25	7.45	72,193
	2014	8.51	8.25	53,400
	2013	9.18	8.51	67,686
	2012	8.15	9.18	96,156
	2011	10.66	8.15	74,430
	2010	9.55	10.66	77,264
	2009	5.61	9.55	52,731
	2008	12.84	5.61	20,827
	2007	10.45	12.84	8,712
	2006[1]	10.00	10.45	1,079
Goldman Sachs Government Income	2015	9.76	9.40	216,714
	2014	9.77	9.76	219,393
	2013	10.44	9.77	224,338
	2012	10.61	10.44	229,254
	2011	10.37	10.61	199,078
	2010	10.30	10.37	182,127
	2009	10.26	10.30	128,307
	2008	10.18	10.26	29,209
	2007	9.91	10.18	32,340
	2006[1]	10.00	9.91	15,610

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim Alpha Opportunity	2015	20.59	18.89	6,850
	2014	19.52	20.59	7,883
	2013	15.40	19.52	9,727
	2012	14.04	15.40	10,666
	2011	14.06	14.04	15,226
	2010	11.83	14.06	19,563
	2009	9.88	11.83	25,017
	2008	15.83	9.88	39,372
	2007	13.93	15.83	38,594
	2006	12.89	13.93	24,929
Guggenheim Floating Rate Strategies	2015	10.43	10.14	150,462
	2014	10.58	10.43	134,967
	2013	10.31	10.58	114,342
	2012[10]	10.00	10.31	71
Guggenheim High Yield[3]	2015	15.02	14.11	100,261
	2014	15.42	15.02	99,294
	2013	14.43	15.42	104,706
	2012	12.84	14.43	146,430
	2011	13.83	12.84	138,833
	2010	12.52	13.83	114,388
	2009	7.63	12.52	132,540
	2008	11.52	7.63	64,515
	2007	11.76	11.52	40,194
	2006	11.09	11.76	31,311
Guggenheim Large Cap Value	2015	11.71	10.67	42,355
	2014	11.19	11.71	55,294
	2013	8.88	11.19	39,306
	2012	8.00	8.88	31,769
	2011	8.68	8.00	32,368
	2010	7.90	8.68	31,544
	2009	6.46	7.90	27,065
	2008	10.88	6.46	24,495
	2007	10.82	10.88	39,124
	2006	9.31	10.82	61,182
Guggenheim Long Short Equity	2015	12.63	12.29	38,843
	2014	12.78	12.63	38,899
	2013	11.24	12.78	48,813
	2012	11.24	11.24	60,305
	2011	12.55	11.24	68,533
	2010	11.78	12.55	57,586
	2009	9.62	11.78	44,885
	2008	16.73	9.62	58,847
	2007	14.28	16.73	62,937
	2006	13.34	14.28	55,493
Guggenheim Macro Opportunities	2015	10.64	10.08	695
	2014	10.52	10.64	0
	2013	10.54	10.52	0
	2012[10]	10.00	10.54	0
Guggenheim Managed Futures Strategy	2015	9.74	9.27	70
	2014	9.20	9.74	71
	2013	9.17	9.20	411
	2012[10]	10.00	9.17	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim Mid Cap Value	2015	22.55	20.05	97,684
	2014	23.32	22.55	107,278
	2013	18.25	23.32	105,188
	2012	16.27	18.25	97,235
	2011	18.23	16.27	166,020
	2010	16.25	18.23	174,108
	2009	12.04	16.25	187,034
	2008	17.20	12.04	178,993
	2007	17.71	17.20	175,670
	2006	16.02	17.71	163,991
Guggenheim Multi-Hedge Strategies	2015	9.73	9.47	397
	2014	9.65	9.73	391
	2013	9.89	9.65	345
	2012[10]	10.00	9.89	0
Guggenheim Small Cap Value	2015	12.72	11.32	15,225
	2014	13.45	12.72	17,634
	2013	10.29	13.45	24,136
	2012[10]	10.00	10.29	0
Guggenheim StylePlus Large Core	2015	8.75	8.50	19,290
	2014	7.92	8.75	19,457
	2013	6.41	7.92	22,249
	2012	5.93	6.41	18,910
	2011	6.45	5.93	16,807
	2010	5.80	6.45	13,591
	2009	4.68	5.80	12,529
	2008	7.79	4.68	11,148
	2007	8.54	7.79	8,153
	2006	7.93	8.54	7,391
Guggenheim StylePlus Mid Growth	2015	11.28	10.76	51,189
	2014	10.44	11.28	62,485
	2013	8.36	10.44	61,848
	2012	7.57	8.36	58,787
	2011	8.26	7.57	69,208
	2010	6.99	8.26	80,024
	2009	5.08	6.99	78,685
	2008	8.88	5.08	62,550
	2007	10.25	8.88	61,791
	2006	10.19	10.25	59,809
Guggenheim Total Return Bond	2015	10.70	10.38	22,985
	2014	10.32	10.70	5,613
	2013	10.53	10.32	2,656
	2012[10]	10.00	10.53	0
Guggenheim U.S. Investment Grade Bond	2015	10.09	9.80	113,086
	2014	9.75	10.09	106,720
	2013	9.82	9.75	77,347
	2012	9.60	9.82	69,439
	2011	9.33	9.60	95,494
	2010	9.15	9.33	112,594
	2009	8.60	9.15	93,548
	2008	10.08	8.60	23,135
	2007	10.24	10.08	26,267
	2006	10.27	10.24	31,577

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim World Equity Income	2015	10.38	9.89	182,621
	2014	10.32	10.38	186,620
	2013	8.99	10.32	185,461
	2012	8.07	8.99	118,524
	2011	9.99	8.07	226,593
	2010	9.04	9.99	217,103
	2009	7.85	9.04	201,241
	2008	13.21	7.85	186,078
	2007	12.35	13.21	163,241
	2006	11.01	12.35	161,225
INTECH U.S. Core	2015	13.01	12.65	35,022
	2014	11.94	13.01	33,192
	2013	9.23	11.94	36,415
	2012	8.39	9.23	5,649
	2011	8.34	8.39	7,009
	2010	7.47	8.34	8,411
	2009	6.34	7.47	5,157
	2008	10.30	6.34	842
	2007	10.08	10.30	1,433
	2006[1]	10.00	10.08	212
Invesco American Franchise[7]	2015	8.97	9.05	59,413
	2014	8.61	8.97	60,994
	2013	6.40	8.61	61,247
	2012	5.88	6.40	61,087
	2011	6.57	5.88	67,250
	2010	5.83	6.57	66,560
	2009	4.85	5.83	74,705
	2008	8.15	4.85	83,742
	2007	7.33	8.15	78,970
	2006	7.12	7.33	74,472
Invesco Comstock	2015	13.10	11.85	288,883
	2014	12.48	13.10	296,286
	2013	9.60	12.48	344,725
	2012	8.39	9.60	193,885
	2011	8.90	8.39	280,999
	2010	8.01	8.90	232,910
	2009	6.43	8.01	247,977
	2008	10.43	6.43	324,281
	2007	11.06	10.43	276,143
	2006	9.90	11.06	294,804
Invesco Energy	2015	8.64	5.87	9,157
	2014	10.86	8.64	10,076
	2013	9.23	10.86	2,140
	2012[10]	10.00	9.23	27,314

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco Equity and Income	2015	14.43	13.55	281,675
	2014	13.76	14.43	285,785
	2013	11.45	13.76	285,682
	2012	10.54	11.45	270,751
	2011	11.10	10.54	262,087
	2010	10.27	11.10	242,739
	2009	8.65	10.27	232,006
	2008	11.95	8.65	177,395
	2007	12.04	11.95	172,895
	2006	11.12	12.04	152,412
Invesco Gold & Precious Metals	2015	4.46	3.23	12,415
	2014	5.07	4.46	11,223
	2013	9.61	5.07	16,194
	2012[10]	10.00	9.61	13,241
Invesco Mid Cap Core Equity	2015	14.24	13.10	44,817
	2014	14.16	14.24	58,208
	2013	11.40	14.16	62,389
	2012	10.74	11.40	52,555
	2011	11.91	10.74	84,355
	2010	11.01	11.91	85,401
	2009	8.79	11.01	76,343
	2008	12.60	8.79	63,060
	2007	11.92	12.60	58,907
	2006	11.16	11.92	96,433
Invesco Mid Cap Growth[2,8]	2015	10.69	10.41	21,562
	2014	10.30	10.69	21,606
	2013	7.81	10.30	24,075
	2012	7.27	7.81	15,934
	2011	8.32	7.27	14,928
	2010	6.79	8.32	14,228
	2009	4.43	6.79	17,186
	2008[11]	10.00	4.43	16,153
Invesco Small Cap Growth	2015	15.02	14.18	34,904
	2014	14.50	15.02	40,711
	2013	10.78	14.50	44,227
	2012	9.47	10.78	48,474
	2011	9.97	9.47	54,811
	2010	8.21	9.97	65,603
	2009	6.35	8.21	74,846
	2008	10.78	6.35	85,957
	2007	10.06	10.78	60,162
	2006	9.15	10.06	56,603
Invesco Technology	2015	6.16	6.32	48,781
	2014	5.79	6.16	50,928
	2013	4.83	5.79	52,778
	2012	4.54	4.83	52,866
	2011	4.88	4.54	50,606
	2010	4.20	4.88	55,599
	2009	2.76	4.20	68,499
	2008	5.18	2.76	91,597
	2007	5.02	5.18	86,262
	2006	4.74	5.02	80,330

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco Value Opportunities[6]	2015	9.64	8.31	25,810
	2014	9.40	9.64	26,336
	2013	7.38	9.40	26,177
	2012	6.52	7.38	25,536
	2011	7.02	6.52	35,302
	2010	6.83	7.02	37,141
	2009	4.69	6.83	39,593
	2008	10.12	4.69	40,127
	2007	10.41	10.12	35,213
	2006	9.56	10.41	31,428
Ivy Asset Strategy	2015	10.99	9.68	30,321
	2014	12.04	10.99	28,704
	2013	10.07	12.04	20,319
	2012[10]	10.00	10.07	3,130
Janus Overseas	2015	7.07	6.20	155,466
	2014	8.54	7.07	192,587
	2013	7.94	8.54	192,055
	2012	7.37	7.94	160,278
	2011	11.42	7.37	277,410
	2010	9.98	11.42	279,369
	2009	6.11	9.98	225,754
	2008	12.47	6.11	174,579
	2007	10.28	12.47	94,946
	2006[1]	10.00	10.28	781
Neuberger Berman Large Cap Value	2015	10.26	8.63	64,814
	2014	9.65	10.26	67,649
	2013	7.66	9.65	65,064
	2012	6.83	7.66	56,726
	2011	8.03	6.83	47,947
	2010	7.26	8.03	39,738
	2009	4.85	7.26	30,966
	2008	10.54	4.85	7,320
	2007	9.99	10.54	1,547
	2006[1]	10.00	9.99	0
Neuberger Berman Socially Responsive	2015	13.16	12.59	21,122
	2014	12.41	13.16	16,093
	2013	9.35	12.41	22,415
	2012	8.78	9.35	21,525
	2011	9.41	8.78	31,063
	2010	7.99	9.41	18,940
	2009	6.37	7.99	13,323
	2008	10.84	6.37	8,614
	2007	10.51	10.84	3,893
	2006	10.00	10.51	2,407

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Northern Global Tactical Asset Allocation	2015	11.79	11.08	17,902
	2014	12.00	11.79	20,869
	2013	11.18	12.00	20,209
	2012	10.20	11.18	21,330
	2011	10.60	10.20	19,872
	2010	9.95	10.60	16,872
	2009	8.61	9.95	14,058
	2008	11.36	8.61	10,358
	2007	11.32	11.36	9,456
	2006	10.94	11.32	6,904
Northern Large Cap Core[9]	2015	14.29	13.53	8,278
	2014	13.61	14.29	11,772
	2013	10.74	13.61	12,462
	2012	9.71	10.74	12,889
	2011	10.15	9.71	23,623
	2010	9.16	10.15	10,883
	2009	7.41	9.16	9,116
	2008	12.93	7.41	9,575
	2007	11.40	12.93	6,157
	2006	10.97	11.40	4,087
Northern Large Cap Value	2015	14.59	13.19	13,030
	2014	13.71	14.59	12,793
	2013	10.52	13.71	11,432
	2012	9.60	10.52	12.712
	2011	10.96	9.60	12,799
	2010	10.05	10.96	13,363
	2009	8.33	10.05	13,405
	2008	13.12	8.33	16,346
	2007	14.16	13.12	16,579
	2006	12.34	14.16	16,307
Oak Ridge Small Cap Growth	2015	13.46	12.34	6,196
	2014	13.47	13.46	5,566
	2013	10.08	13.47	129
	2012[10]	10.00	10.08	0
Oppenheimer Developing Markets	2015	9.83	8.13	22,930
	2014	10.74	9.83	29,555
	2013	10.31	10.74	22,625
	2012[10]	10.00	10.31	1,333
Oppenheimer Discovery	2015	12.83	12.59	3,171
	2014	13.64	12.83	1,762
	2013	9.71	13.64	1,884
	2012[10]	10.00	9.71	590
Oppenheimer Global	2015	12.73	12.71	29,265
	2014	12.96	12.73	16,604
	2013	10.63	12.96	35,324
	2012[10]	10.00	10.63	1,622
Perkins Mid Cap Value	2015	12.44	11.48	13,753
	2014	11.90	12.44	4,126
	2013	9.85	11.90	97
	2012[10]	10.00	9.85	25,218

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO All Asset	2015	10.38	9.04	63,447
	2014	10.79	10.38	76,562
	2013	11.22	10.79	90,564
	2012	10.18	11.22	80,651
	2011	10.42	10.18	66,644
	2010	9.61	10.42	81,500
	2009	8.21	9.61	73,871
	2008	10.17	8.21	16,190
	2007	9.83	10.17	335
	2006[1]	10.00	9.83	0
PIMCO CommodityRealReturn Strategy	2015	6.29	4.47	29,041
	2014	8.03	6.29	18,164
	2013	9.82	8.03	18,464
	2012[10]	10.00	9.82	3,226
PIMCO Emerging Markets Bond	2015	9.25	8.62	890
	2014	9.56	9.25	779
	2013	10.69	9.56	3,515
	2012[10]	10.00	10.69	144
PIMCO Foreign Bond (U.S. Dollar‑Hedged)	2015	12.04	11.55	120,321
	2014	11.34	12.04	153,397
	2013	11.76	11.34	110,635
	2012	11.07	11.76	89,560
	2011	10.85	11.07	62,479
	2010	10.41	10.85	45,729
	2009	9.16	10.41	33,592
	2008	9.82	9.16	17,540
	2007	9.89	9.82	4,030
	2006[1]	10.00	9.89	4,243
PIMCO Low Duration	2015	9.25	8.90	8,392
	2014	9.60	9.25	4,199
	2013	10.03	9.60	19,350
	2012[10]	10.00	10.03	4,912
PIMCO Real Return	2015	10.28	9.55	144,662
	2014	10.40	10.28	182,029
	2013	11.97	10.40	194,049
	2012	11.47	11.97	348,395
	2011	10.76	11.47	284,963
	2010	10.45	10.76	206,303
	2009	9.20	10.45	212,774
	2008	10.29	9.20	225,526
	2007	9.66	10.29	142,940
	2006	10.08	9.66	140,952
PIMCO StocksPLUS® Small Fund	2015	14.53	12.98	36,887
	2014	14.26	14.53	29,448
	2013	10.84	14.26	50,004
	2012[10]	10.00	10.84	1,219

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO Total Return	2015	11.08	10.66	217,244
	2014	11.07	11.08	259,989
	2013	11.82	11.07	294,420
	2012	11.21	11.82	402,013
	2011	11.26	11.21	388,210
	2010	10.83	11.26	374,465
	2009	9.96	10.83	274,846
	2008	9.95	9.96	188,369
	2007	9.56	9.95	96,431
	2006	9.62	9.56	65,976
Pioneer Strategic Income	2015	10.17	9.64	8,975
	2014	10.11	10.17	8,903
	2013	10.36	10.11	2,805
	2012[10]	10.00	10.36	1,484
Prudential Jennison 20/20 Focus	2015	12.21	12.27	137,662
	2014	11.94	12.21	143,453
	2013	9.64	11.94	136,109
	2012	8.87	9.64	190,285
	2011	9.60	8.87	176,664
	2010	9.30	9.60	151,432
	2009	6.15	9.30	98,709
	2008	10.61	6.15	41,145
	2007	10.03	10.61	7,764
	2006[1]	10.00	10.03	0
Prudential Jennison Mid Cap Growth	2015	12.64	11.82	11,101
	2014	12.04	12.64	5,446
	2013	9.80	12.04	6,686
	2012[10]	10.00	9.80	25,472
Prudential Jennison Natural Resources	2015	7.37	5.00	803
	2014	9.57	7.37	684
	2013	9.06	9.57	344
	2012[10]	10.00	9.06	113
Prudential Jennison Small Company	2015	13.55	12.54	12,859
	2014	13.07	13.55	13,548
	2013	10.12	13.07	21,179
	2012	9.30	10.12	11,750
	2011	9.86	9.30	15,969
	2010	8.16	9.86	11,777
	2009	6.21	8.16	9,712
	2008	10.43	6.21	7,349
	2007	9.90	10.43	7,345
	2006[1]	10.00	9.90	13,421
Prudential QMA Small-Cap Value (formerly Prudential Small-Cap Value)[5]	2015	11.21	9.88	95,996
	2014	10.71	11.21	67,929
	2013	8.27	10.71	33,709
	2012	7.65	8.27	5,476
	2011	7.82	7.65	20,738
	2010	6.51	7.82	6,934
	2009	5.77	6.51	6,030
	2008	9.34	5.77	3,046
	2007	10.00	9.34	45
	2006[1]	10.00	10.00	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
RidgeWorth Mid Cap Value Equity	2015	14.04	12.66	8,758
	2014	13.19	14.04	3,069
	2013	10.48	13.19	1,592
	2012[10]	10.00	10.48	0
Royce Opportunity	2015	12.71	10.52	38,678
	2014	13.31	12.71	41,431
	2013	9.67	13.31	34,117
	2012	8.24	9.67	37,847
	2011	9.86	8.24	30,589
	2010	7.69	9.86	10,990
	2009	4.94	7.69	5,746
	2008	9.47	4.94	9,296
	2007	10.08	9.47	5,997
	2006[1]	10.00	10.08	729
Royce Small-Cap Value	2015	11.59	9.87	47,321
	2014	12.06	11.59	54,855
	2013	9.81	12.06	63,088
	2012	9.31	9.81	85,101
	2011	10.46	9.31	82,988
	2010	8.70	10.46	72,618
	2009	6.25	8.70	49,640
	2008	9.88	6.25	29,081
	2007	9.90	9.88	12,314
	2006[1]	10.00	9.90	0
RS Partners	2015	22.28	19.13	39,711
	2014	24.10	22.28	46,001
	2013	17.63	24.10	52,057
	2012	15.35	17.63	54,595
	2011	17.27	15.35	70,186
	2010	14.04	17.27	85,538
	2009	10.16	14.04	87,305
	2008	17.21	10.16	86,637
	2007	18.60	17.21	82,691
	2006	17.39	18.60	81,393
RS Technology	2015	15.29	15.57	9,189
	2014	15.10	15.29	9,559
	2013	10.79	15.10	9,953
	2012	10.36	10.79	10,838
	2011	12.22	10.36	8,008
	2010	9.34	12.22	13,111
	2009	5.54	9.34	12,925
	2008	11.74	5.54	2,096
	2007	9.98	11.74	956
	2006[1]	10.00	9.98	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
RS Value	2015	12.07	10.89	113,258
	2014	11.24	12.07	104,967
	2013	8.49	11.24	103,735
	2012	7.76	8.49	97,184
	2011	9.07	7.76	92,698
	2010	7.51	9.07	79,539
	2009	5.66	7.51	67,080
	2008	10.10	5.66	39,545
	2007	10.12	10.10	6,756
	2006[1]	10.00	10.12	139
T. Rowe Price Capital Appreciation	2015	13.56	13.71	147,401
	2014	12.60	13.56	133,155
	2013	10.73	12.60	132,676
	2012	9.76	10.73	94,804
	2011	9.86	9.76	92,426
	2010	9.01	9.86	81,420
	2009	7.06	9.01	60,996
	2008	10.11	7.06	42,826
	2007	10.09	10.11	8,335
	2006[1]	10.00	10.09	281
T. Rowe Price Growth Stock	2015	13.56	14.38	111,963
	2014	13.02	13.56	113,787
	2013	9.77	13.02	99,683
	2012	8.59	9.77	176,382
	2011	9.06	8.59	127,459
	2010	8.10	9.06	213,636
	2009	5.91	8.10	138,321
	2008	10.68	5.91	117,517
	2007	10.11	10.68	56,336
	2006[1]	10.00	10.11	14,530
T. Rowe Price Retirement 2010	2015	10.86	10.32	925
	2014	10.81	10.86	1,476
	2013	10.09	10.81	1,838
	2012[10]	10.00	10.09	1,784
T. Rowe Price Retirement 2015	2015	11.23	10.68	3,980
	2014	11.13	11.23	5,223
	2013	10.11	11.13	4,374
	2012[10]	10.00	10.11	4,166
T. Rowe Price Retirement 2020	2015	11.55	11.01	4,243
	2014	11.43	11.55	3,226
	2013	10.11	11.43	1,089
	2012[10]	10.00	10.11	132
T. Rowe Price Retirement 2025	2015	11.84	11.32	7,034
	2014	11.69	11.84	5,994
	2013	10.12	11.69	3,966
	2012[10]	10.00	10.12	0
T. Rowe Price Retirement 2030	2015	12.10	11.57	1,827
	2014	11.92	12.10	371
	2013	10.12	11.92	135
	2012[10]	10.00	10.12	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
T. Rowe Price Retirement 2035	2015	12.27	11.76	1,626
	2014	12.09	12.27	3,101
	2013	10.12	12.09	1,072
	2012[10]	10.00	10.12	0
T. Rowe Price Retirement 2040	2015	12.39	11.87	1,026
	2014	12.19	12.39	0
	2013	10.12	12.19	0
	2012[10]	10.00	10.12	0
T. Rowe Price Retirement 2045	2015	12.39	11.88	0
	2014	12.20	12.39	0
	2013	10.12	12.20	0
	2012[10]	10.00	10.12	0
T. Rowe Price Retirement 2050	2015	12.38	11.87	0
	2014	12.18	12.38	0
	2013	10.12	12.18	0
	2012[10]	10.00	10.12	0
T. Rowe Price Retirement 2055	2015	12.38	11.87	2,257
	2014	12.19	12.38	0
	2013	10.12	12.19	0
	2012[10]	10.00	10.12	0
T. Rowe Price Retirement Balanced	2015	10.43	9.90	6,570
	2014	10.49	10.43	3,270
	2013	10.03	10.49	0
	2012[10]	10.00	10.03	0
Wells Fargo Growth (formerly Wells Fargo Advantage Growth)	2015	13.36	13.17	27,693
	2014	13.40	13.36	29,503
	2013	10.47	13.40	39,772
	2012	9.33	10.47	48,621
	2011	8.99	9.33	111,053
	2010	7.40	8.99	52,065
	2009	5.22	7.40	46,329
	2008	9.10	5.22	46,037
	2007	7.42	9.10	23,223
	2006	7.14	7.42	12,735
Wells Fargo Large Cap Core (formerly Wells Fargo Advantage Large Cap Core)[4]	2015	10.61	10.22	30,380
	2014	9.64	10.61	40,758
	2013	7.22	9.64	56,515
	2012	6.43	7.22	11,086
	2011	6.69	6.43	31,729
	2010	6.60	6.69	21,847
	2009	4.93	6.60	16,158
	2008	8.44	4.93	8,069
	2007	8.57	8.44	7,123
	2006	7.71	8.57	6,079

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Wells Fargo Opportunity (formerly Wells Fargo Advantage Opportunity)	2015	13.08	12.17	26,082
	2014	12.36	13.08	26,086
	2013	9.89	12.36	33,451
	2012	9.00	9.89	33,853
	2011	10.05	9.00	70,287
	2010	8.61	10.05	26,101
	2009	6.08	8.61	23,333
	2008	10.60	6.08	14,417
	2007	10.50	10.60	7,552
	2006	9.76	10.50	6,483
Wells Fargo Small Cap Value (formerly Wells Fargo Advantage Small Cap Value)	2015	19.30	16.57	36,069
	2014	19.39	19.30	37,345
	2013	17.54	19.39	45,405
	2012	16.12	17.54	45,176
	2011	18.13	16.12	110,263
	2010	15.79	18.13	116,590
	2009	10.82	15.79	107,124
	2008	18.25	10.82	94,024
	2007	17.21	18.25	74,412
	2006	15.85	17.21	74,042
1   For the period December 1, 2006 (date of inception) through December 31, 2006.
2   Effective July 11, 2008, the Van Kampen Aggressive Growth Fund merged into the Invesco Mid Cap Growth Fund.
3   Effective July 25, 2008, the Security Income Opportunity Fund merged into the Guggenheim High Yield Fund. The values in the table for periods prior to the merger reflect investment in the Security Income Opportunity Fund.
4   Effective July 16, 2010, the Wells Fargo Advantage Large Company Core Fund merged into the Wells Fargo Large Cap Core Fund. The values in the table for periods prior to the merger reflect investment in the Wells Fargo Advantage Large Company Core Fund.
5   Effective April 15, 2011, the Prudential Small-Cap Core Equity Fund merged into the Prudential Small-Cap Value Fund (now known as Prudential QMA
     Small-Cap Value Fund) . The values in the table for periods prior to the merger reflect investment in the Prudential Small-Cap Core Equity Fund.
6   Effective May 23, 2011, the Invesco Basic Value Fund merged into the Invesco Value Opportunities Fund. The values in the table for periods prior to the merger reflect investment in the Invesco Basic Value Fund.
7   Effective May 23, 2011, the Invesco Large Cap Growth Fund merged into the Invesco American Franchise Fund. The values in the table for periods prior to the merger reflect investment in the Invesco Large Cap Growth Fund.
8   Effective July 12, 2013, the Invesco Dynamics Fund merged into the Invesco Mid Cap Growth Fund..
9   Effective December 5, 2014, the Northern Large Cap Growth Fund merged into the Northern Large Cap Core Fund. The values in the table for periods prior to merger reflect investment in the Northern Large Cap Growth Fund.
10 For the period May 1, 2012 (date of inception) through December 31, 2012.
11 For the period July 11, 2008 (date of inception) through December 31, 2008.

APPENDIX B
Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments (which do not include any Bonus Amounts and/or Additional Amounts paid under the Bonus Match Rider) and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount, the Fixed Account and the Loan Account; however, you will still pay the rider charge applicable to the 5% rate.)
In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.
You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniver-sary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger.
Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements (but not including any Bonus Amounts or Additional Amounts), net of any premium tax, less an adjustment for with-drawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elected the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Dreyfus General Money Market Subaccount, the Fixed Account and Loan Account; however, you will still pay the rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner’s 80th birthday; (3) the date due proof of the Owner’s death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner’s date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immedi-ately prior to the withdrawal.

B-1

The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), net of premium tax and any withdrawals, including withdrawal charges.
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be Contract Value, as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Combined Annual Stepped Up and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;
3.	The Annual Stepped Up Death Benefit (as described above); or
4.	The Guaranteed Growth Death Benefit at 5% (as described above).
If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Enhanced Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges; or
2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.
The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.
•	“Contract gain” is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

B-2

•
“Adjusted Purchase Payments” are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”
Combined Enhanced and Annual Stepped Up Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Annual Stepped Up Death Benefit (as described in Appendix C), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”
Combined Enhanced and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the

B-3

death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or
3.	The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or
4.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).
If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.
This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”
Guaranteed Minimum Withdrawal Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — If you elected this rider when you purchased the Contract, your “Benefit Amount” was equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”
Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anni-versary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:
Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary)

B-4

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.
If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge,” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”
The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.
The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.
If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.
Total Protection (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.
Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under “Guaranteed Growth Death Benefit,” with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under

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the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements or Purchase Payments made during the 12 months preceding the Owner’s date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Dreyfus General Money Market Account Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.
This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under “Guaranteed Minimum Withdrawal Benefit” above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary).
The Guaranteed Minimum Accumulation Benefit provides that at the end of the “Term,” which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.
The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.
The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.
After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.
This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.
While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was 79 or younger.

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Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.
Waiver of Withdrawal Charge—10 Years or Disability (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
•	The Contract has been in force for 10 or more Contract Years and the Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least five full Contract Years; or
•	The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Waiver of Withdrawal Charge—Hardship (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge in the event the Owner experi-ences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require the Owner to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Waiver of Withdrawal Charge—5 Years and Age 59½ (This rider was available for purchase ONLY prior to February 1, 2010) — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
•	The Owner is age 59½ or older; and
•	The Owner has made Purchase Payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.
Bonus Match (This rider was available for purchase ONLY prior to February 1, 2010) — This rider was not available in all states and was available only in connection with a retirement plan qualified under Section 403(b) of the Internal Revenue Code. You could elect this rider at Contract issue or any time thereafter. Upon the Company’s acceptance of your election of the rider, the rider would be in effect as of the Valuation Date the Company received your rider election form or written request electing the rider. You may cancel this rider at any time.
The rider provided for the Company to add a Bonus Amount to your Contract Value during the “Bonus Match Period,” which was the period that began on the date the rider was first in effect and ended on the earlier of: (1) the fifth anniversary of the rider’s date of issue, or (2) termination of the rider. The Company would apply the Bonus Amount only to the first $10,000 in salary reduction Purchase Payments in any Contract Year. You could have in effect on your Contract both a Bonus Match Rider and an Extra Credit Rider; provided, however, that each rider calculated the Bonus Amount and Credit Enhancement amount, respectively, on the basis of Purchase Payments, which did not include any Bonus Amount or Credit Enhancement. See “Extra Credit.”
The Bonus Amount was an amount equal to the applicable percentage of Purchase Payments applied to your Contract under a salary reduction arrangement while the rider was in effect. The Company would apply Bonus Amounts to your Contract Value on the Valuation Date next following the Valuation Date on which such salary reduction Purchase Payment was applied. As set forth in the applicable table below, the Bonus Amount percentage was based on the amount of Contract Value as of the date that the Bonus Amount was applied. Bonus Amounts would be allocated among the Subaccounts in the same proportion as the applicable salary reduction Purchase Payment.

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The Company applied the Bonus Amount percentage under Table 1 or 2 below based upon whether you had in effect an active affinity credit card. Table 1 applies to salary reduction Purchase Payments received if you did not have an active affinity credit card as of the date of receipt of such Purchase Payment:

Table 1
Contract Value as of Date Bonus Amount is Applied	Bonus Amount (As a % of Salary Reduction Purchase Payments)
Less than $50,000	1%
$50,000 up to $100,000	2%
$100,000 up to $250,000	3%
$250,000 or more	4%

Table 2 applied if you had: (1) completed the affinity credit card application provided by the Company; (2) received approval from the affinity credit card issuer selected by the Company; (3) made first use of the affinity credit card; and (4) your affinity credit card was active upon the date of receipt of the salary reduction Purchase Payment. The Company required that you keep the affinity credit card active and enter into a new affinity credit card arrangement if any current card arrangement was terminated to keep the Bonus Amount in Table 2 in effect.
Table 2
Contract Value as of Date Bonus Amount is Applied	Bonus Amount (As a % of Salary Reduction Purchase Payments)
Less than $50,000	4%
$50,000 up to $100,000	6%
$100,000 up to $250,000	8%
$250,000 or more	10%

During the Bonus Match Period, if the Owner did not maintain an active affinity credit card, the Bonus Amount in Table 2 would terminate automatically, and the Bonus Amount percentage under Table 1 would apply to salary reduction Purchase Payments received while the affinity credit card was not active. If the Owner later reactivated the credit card, the Bonus Amount percentage under Table 2 would apply to salary reduction Purchase Payments received after the Company received notice from the affinity credit card issuer that you had reactivated the card and first use had occurred for so long as the credit card was active. The Owner may have elected not to apply for the affinity credit card and receive Bonus Amounts only under Table 1 above.
The Company guaranteed that it would pay the applicable Bonus Amounts during the Bonus Match Period. In its sole discretion, the Company could add Bonus Amounts to your Contract Value after the fifth anniversary of the rider’s date of issue, but any such additional Bonus Amounts were not guaranteed and would be paid only while the rider is in effect.
At the end of each calendar year while this rider is in effect, the Company in its sole discretion could elect to add to Contract Value an “Additional Amount” equal to: (a) amounts the Company earned during the calendar year in connec-tion with credit card purchases by all owners of the rider under the credit card arrangement (currently 1.10% of credit card purchases), net of any amounts deducted by the Company to administer the credit card arrangement; less (b) Bonus Amounts added to Contract Value of owners of the rider during the calendar year; plus (c) a portion of sponsorship dollars, if any, solicited or contributed by the Company and accrued during the calendar year. The Additional Amount would be determined by the Company and allocated to the Owner on the basis of the amount of salary reduction Purchase Payments applied to the Contract during the calendar year relative to salary reduction Purchase Payments made by other owners of the rider. The Company would add any such Additional Amounts to Contract Value on a Valuation Date not later than the last Valuation Date of January in the following calendar year; provided that the rider was in effect on that date and the Additional Amount is greater than $0.
At any time after the fifth anniversary of the rider’s date of issue, the Company reserved the right to terminate the rider and make no further payments of Bonus Amounts or Additional Amounts. Effective upon the date of any rider termination, the Company would stop deducting the rider charge.

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The Bonus Amounts and any Additional Amounts vested immediately but were subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amount or Additional Amount. In the event that you exercised your right to cancel during the free look period, the Company would reduce your Contract Value by the current value of any Bonus Amount or Additional Amount that had been applied to your Contract Value.
In the event that the death benefit under your Contract was based upon the sum of all Purchase Payments made by the Owner, Purchase Payments would not include any Bonus Amounts or Additional Amounts paid under this rider. In the event that the death benefit under your Contract was based upon Purchase Payments increased at an annual rate of interest (“Guaranteed Growth Death Benefit”), Purchase Payments would not include any Bonus Amounts or Additional Amounts paid under this rider. The Company would not recapture any Bonus Amounts or Additional Amounts from the death benefit under the Contract.
If you elected the Guaranteed Minimum Income Benefit Rider, neither Bonus Amounts nor Additional Amounts were included in Purchase Payments for the purpose of calculating benefits under the Guaranteed Minimum Income Benefit Rider.
The Company expected to make a profit from the charge for this rider and funded payment of the Bonus Amounts through the rider charge and amounts earned under the credit card arrangement.

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APPENDIX C
Riders Available for Purchase Only Prior to July 1, 2012

Annual Stepped Up Death Benefit (This rider was available for purchase ONLY prior to July 1, 2012) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administra-tion charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:
1.	The sum of all Purchase Payments (not including any Credit Enhancements, Bonus Amounts, or Additional Amounts), less any withdrawals (including systematic withdrawals) and withdrawal charges;
2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or
3.	The Stepped Up Death Benefit.
The Stepped Up Death Benefit is calculated as of each of the following Valuation Dates: (a) each Contract Anniversary; and (b) the date of any Purchase Payment or withdrawal. The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:
•	The Contract Value on each Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus
•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less
•
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhance-ments, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.
This rider was available only if the age of the Owner at the time the Contract is issued is age 79 or younger.
Waiver of Withdrawal Charge (This rider was available for purchase ONLY prior to July 1, 2012) — This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.
The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a “hospital” or “qualified skilled nursing facility” for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.
The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a “terminal illness”; and (2) such illness was first diagnosed after the Contract was issued.
The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.
Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician’s statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.
The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

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If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhance-ments earned during the 12 months preceding the withdrawal. Note that if you purchased the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.
Alternate Withdrawal Charge (This rider was available for purchase ONLY prior to July 1, 2012) — This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which was available only at issue.
0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchased this rider, the withdrawal charge schedule above will apply in lieu of the 7‑year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If the 4-Year Alternate Withdrawal Charge Rider had not been approved in your state, you may have purchased a 3-Year Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%, 5% and 0%, respectively, based upon Purchase Payment age (in years) of 1, 2, 3 and over. If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See “Extra Credit.”
Waiver of Withdrawal Charge—15 Years or Disability (This rider was available for purchase ONLY prior to July 1, 2012) — This Rider makes available a waiver of any withdrawal charge if at the time of withdrawal:
•	The Contract has been in force for 15 or more Contract Years; or
•	The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.
Effective as of the date of the first withdrawal under the terms of this Rider, no additional Purchase Payments may be made to the Contract.

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SECUREDESIGNS® VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2016

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2016, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888‑2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

V6917A	32-69179-01 2015/05/01

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company (the "Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

Safekeeping of Assets  — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.
Arrangements with Entities Associated with the NEA

The Contract may be offered in certain school districts pursuant to arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements.
The Company and its affiliates also made contributions to foundations related to NEA or its affiliates, including the NEA Foundation for the Improvement of Education and the Education Minnesota Foundation, in connection with charitable golf tournaments and other charitable events in 2015 in excess of $20,000. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract.
Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

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An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Guggenheim StylePlus VIF Large Core Subaccount and no Riders, the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.70%
Plus: Optional Rider Charge	+	N/A
Less: Minimum Charge	-	0.60%
Excess Charge on an Annual Basis		0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Dividend Amount		$ 120.75

The net monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Guggenheim VIF StylePlus Large Core Subaccount, as follows: $0.02415 (net monthly subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the monthly subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the monthly subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.
Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,000 for tax year 2016. The $18,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $6,000 can be made to a 403(b) annuity during the 2016 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000 ; (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.

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Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the Section 415(c) limit for 2016 is the lesser of (i) $53,000, or (ii) 100% of the employee's annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$18,000 in 2016 with a $6,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer." Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $18,000 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,500.
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $5,500 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 for 2016) or (ii) 100% of that spouse's compen-sation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $53,000. Salary reduction contributions, if any, are subject to additional annual limits.
Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Invesco V.I. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Invesco V.I. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized based on the formula provided below with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Invesco V.I. Government Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base

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period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] - 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as "Standardized Total Return") are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the following charges: (1) maximum mortality and expense risk and optional Rider charges of 2.85%; (2) the administration charge of 0.15%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.
Other total return figures (referred to as "Non‑Standardized Total Return") may be quoted that do not assume a surrender and that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non‑Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges. and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account XIV – SecureDesigns Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set

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forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015 and the financial statements of Variable Annuity Account XIV – SecureDesigns Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, or for such portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

NEA VALUEBUILDER VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2016

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the NEA Valuebuilder Variable Annuity dated May 1, 2016, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑NEA‑VALU or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

NEA 191A	28-01910-01 2016/05/01

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

Arrangements with Entities Associated with the NEA

The Contract may be offered in certain school districts pursuant to arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements.
The Company and its affiliates also made contributions to foundations related to NEA or its affiliates, including the NEA Foundation for the Improvement of Education and the Education Minnesota Foundation, in connection with charitable golf tournaments and other charitable events in 2015 in excess of $20,000. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.75%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge, and the charge for any optional Riders (the "Excess Charge") on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the subaccount adjustment on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

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An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Guggenheim StylePlus Large Core Subaccount and one Rider with a charge of 0.10%, the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.75%
Plus: Optional Rider Charge	+	0.10%
Less: Minimum Charge	-	0.75%
Excess Charge on an Annual Basis		0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	X	5,000
Net Subaccount adjustment Amount		$ 120.75

The net subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Guggenheim StylePlus Large Core Subaccount, as follows: $0.02415 (net subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,000 for the 2016 tax year. The $18,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $6,000 can be made to a 403(b) annuity during the 2016 tax year. The $6,000 limit may also be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000 (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designed Roth contributions made in prior years because of this rule: or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.

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Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the Section 415(c) limit for 2016 is the lesser of (i) $53,000, or (ii) 100% of the employee's annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions—$18,000 in 2016 with a $6,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer." Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $18,000 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connec-tion with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,500 (for 2016).
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $53,000. Salary reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Dreyfus General Money Market Subaccount and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

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Effective Yield = [(Base Period Return + 1)365/7] – 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as "Standardized Total Return") are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the maximum mortality and expense risk and optional Rider charges of 2.45%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.
Other total return figures (referred to as "Non‑Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014 , and for each of the three years in the period ended December 31, 2015, and the financial statements of SBL Variable Annuity Account XIV – Valuebuilder Variable Annuity at December 31, 2015 , and for each of the specified periods ended December 31, 2015 and 2014 , or for such portions of such periods, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of SBL Variable Annuity Account XIV – Valuebuilder Variable Annuity at December 31, 2015, or for such portions of such periods, and for each of the specified periods ended December 31, 2015 and 2014, or for portions of such periods as disclosed in the financial statements, are set forth herein following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2016

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Security Benefit Advisor Variable Annuity dated May 1, 2016, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1‑800‑888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675‑0497.

6919A	32-69197-01 2016/05/01

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (“the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non‑certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.75%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge, the charge for Certain Waivers of the Withdrawal Charge (if applicable), and the charge for any optional Riders, other than the Bonus Match Rider, (the “Excess Charge”) on a monthly basis.
Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.
The Company will declare a subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such subaccount adjustment will be declared as a dollar amount per Accumulation Unit.
For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:
1.	the amount of subaccount adjustment per Accumulation Unit; times
2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less
3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.
The net subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.
An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Guggenheim StylePlus Large Core Subaccount and one Rider with a charge of 0.10%, the Excess Charge would be computed as follows:
Mortality and Expense Risk Charge		0.75%
Plus: Optional Rider Charge	+	0.10%
Less: Minimum Charge	-	0.75%
Excess Charge on an Annual Basis		0.10%

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Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the net subaccount adjustment amount would be as follows:
Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount adjustment Amount		$ 120.75

The net subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Guggenheim StylePlus Large Core Subaccount, as follows: $0.02415 (net subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the subaccount adjustment reinvestment.
After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly subaccount adjustments are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

Limits on Purchase Payments Paid Under Tax‑Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.
Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,000 for the 2016 tax year. The $18,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $6,000 can be made to a 403(b) annuity during the 2016 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.
The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the annual limit by the lesser of (a) $3,000 ; (b) the excess of $15,000 reduced by the sum of the additional pre-tax elective contributions and designated Roth contributions made in prior years because of this rule; or (c) $5,000 times the number of years of service for the organization, minus the total elective deferrals made for earlier years.
Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally the Section 415(c) limit for 2016 is the lesser of (i) $53,000, or (ii) 100% of the employee’s annual compensation.
Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$18,000 in 2016 with a $6,000 limit on catch up contributions on or after age 50, and

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a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $18,000 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $10,000 in contributions to a traditional 403(b) contract in the same year.
Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500 (for 2016).
If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional or Roth IRA of $1,000 for each tax year.
Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2016) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,500 (for 2014) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.
Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $53,000 (for 2016 ). Salary reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Dreyfus General Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.
Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] – 1
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the maximum mortality and expense risk

5

and optional Rider charges of 2.45%, the administration charge of 0.15%, the account administration charge of $30, the charge for Certain Waivers of the Withdrawal Charge of 0.25%, and the contingent deferred sales charge.
Other total return figures (referred to as “Non‑Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non‑Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider or a Bonus Match Rider and, as such, will reflect any applicable Credit Enhancements or Bonus Amounts, respectively; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of SBL Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity at December 31, 2015 and for each of the specified periods ended December 31, 2015 and 2014, or for such portions of such periods, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015, and the financial statements of Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity at December 31, 2015 and for each of the specified periods ended December 31, 2015 and 2014, or for such portions of such periods, are set forth herein, following this section.
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the

6

Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

7

C ONSOLIDATED F INANCIAL S TATEMENTS
Security Benefit Life Insurance Company and Subsidiaries
Years Ended December 31, 2015, 2014, and 2013
With Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries
Consolidated Financial Statements
Years Ended December 31, 2015, 2014, and 2013

Report of Independent Auditors
The Board of Directors
 Security Benefit Life Insurance Company
We have audited the accompanying consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries (the Company), a wholly owned subsidiary of Security Benefit Corporation, which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for the years ended December 31, 2015, 2014, and 2013, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2015 and 2014, and the consolidated results of its operations and its cash flows for the years ended December 31, 2015, 2014, and 2013 in conformity with U.S. generally accepted accounting principles.
/s/ ERNST & YOUNG
April 29, 2016

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

	December 31
	2015	2014
	(In Thousands, except as noted)
Assets
Investments:
Securities available for sale:
Fixed maturities ($16,502.2 million and $12,951.6 million in amortized cost for 2015 and 2014, respectively; includes
$2,929.4 million and $1,226.9 million related to consolidated
variable interest entitites for 2015 and 2014, respectively)	$16,013,677	$13,249,446
Equity securities ($103.8 million and $111.8 million in
amortized cost for 2015 and 2014, respectively)	103,285	112,130
Securities fair value option:
Fixed maturities	145,005	194,118
Equity securities	1,608	1,026
Mortgage loans	8,680	15,810
Notes receivable from related parties	2,568,594	2,158,078
Mortgage loans	1,300,795	538,551
Policy loans	427,393	413,188
Cash and cash equivalents (includes $1.7 million and $0 related to consolidated variable interest entities for 2015 and
2014, respectively)	584,481	1,639,775
Short-term investments	390,120	87,374
Call options	340,410	660,424
Other invested assets	246,644	300,723
Total investments	22,130,692	19,370,643

Accrued investment income (includes $30.8 million and $17.0
million related to consolidated variable interest entities for 2015
and 2014, respectively)	221,657	212,400
Accounts receivable (includes $0.1 million and $0 related
to consolidated variable interest entities for 2015 and
2014, respectively)	325,693	287,602
Reinsurance recoverable	2,581,887	2,669,811
Deferred tax asset	41,178	–
Property and equipment, net	45,745	45,208
Deferred policy acquisition costs	1,016,929	629,962
Deferred sales inducement costs	906,899	823,007
Value of business acquired	30,514	32,102
Other assets	99,702	77,674
Separate account assets	5,180,507	5,692,529
Total assets	$32,581,403	$29,840,938

See accompanying notes.

3

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

	December 31
	2015	2014
	(In Thousands, except as noted)
Liabilities and stockholders' equity
Liabilities:
Policy reserves and annuity account values	$23,504,494	$21,342,887
Funds withheld	177,876	234,857
Accounts payable and accrued expenses (includes $282.6 million and $0 related to consolidated variable interest entities for 2015
and 2014, respectively.)	595,153	119,591
Deferred income tax liability	–	62,861
Surplus notes payable	129,535	127,467
Notes payable related to commission assignments	97,095	106,550
Mortgage debt	24,041	26,911
Debt from consolidated variable interest entities	425,732	361,428
Long-term debt - SAILES 2-0, LLC	84,359	90,742
Other liabilities	214,729	319,679
Repurchase agreements	727,712	241,195
Separate account liabilities	5,180,507	5,692,529
Total liabilities	31,161,233	28,726,697

Stockholder's equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	1,248,492	848,492
Accumulated other comprehensive income	(143,498)	116,357
Retained earnings	308,176	142,392
Total stockholder's equity	1,420,170	1,114,241

Total liabilities and stockholder's equity	$32,581,403	$29,840,938

See accompanying notes.

4

Security Benefit Life Insurance Company and Subsidiaries
Consolidated Statements of Operations
	Year Ended December 31
	2015	2014	2013
		(In Thousands)
Revenues:
Net investment income	$908,909	$724,572	$470,069
Asset-based fees	71,844	75,501	71,971
Other product charges	154,231	110,237	49,533
Net realized/unrealized gains (losses), excluding
impairment losses on available-for-sale securities	(282,228)	189,208	196,825
Total other-than-temporary impairment losses on
available-for-sale securities and other invested assets	(5,082)	(6,361)	(2,414)
Portion of impairment losses on available-for-sale
bonds recognized in other comprehensive income	1,258	1,083	3
Other revenues	58,484	46,987	37,304
Total revenues	907,416	1,141,227	823,291

Benefits and expenses:
Index credits and interest credited to account balances	247,885	341,736	218,816
Other benefits	56,460	229,995	148,192
Total benefits	304,345	571,731	367,008

Commissions and other operating expenses	169,699	165,364	146,565
Amortization of deferred policy acquisition
costs, deferred sales inducement costs, and
value of business acquired, net of imputed interest	165,419	195,867	106,014
Interest expense	57,006	30,957	24,395
Total benefits and expenses	696,469	963,919	643,982

Income before income tax expense	210,947	177,308	179,309
Income tax expense	45,163	48,956	55,024
Net income	$165,784	$128,352	$124,285

See accompanying notes.
5

Security Benefit Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income

	Year Ended December 31
	2015	2014	2013
		(In Thousands)

Net income	$165,784	$128,352	$124,285
Other comprehensive income (loss), net:
Net unrealized and realized gains (losses) on
available-for-sale securities	(516,970)	208,494	(181,490)
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs, value of business
acquired and deferred sales inducement costs	141,565	(62,697)	43,083
Policy reserves and annuity account values	115,550	(49,451)	25,927
Total other comprehensive income (loss), net	(259,855)	96,346	(112,480)
Comprehensive income (loss)	$(94,071)	$224,698	$11,805

See accompanying notes.

6

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder’s Equity

			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained
	Stock	Capital	Income (Loss)	Earnings	Total
			(In Thousands)

Balance at January 1, 2013	$7,000	$463,492	$132,491	$163,020	$766,003
Net income	–	–	–	124,285	124,285
Other comprehensive loss, net	–	–	(112,480)	–	(112,480)
Contribution from parent	–	60,000	–	–	60,000
Distributions/dividends paid	–	–	–	(154,865)	(154,865)
Balance at December 31, 2013	7,000	523,492	20,011	132,440	682,943
Net income	–	–	–	128,352	128,352
Other comprehensive income, net	–	–	96,346	–	96,346
Contribution from parent	–	325,000	–	–	325,000
Distributions/dividends paid	–	–	–	(118,400)	(118,400)
Balance at December 31, 2014	7,000	848,492	116,357	142,392	1,114,241
Net income	–	–	–	165,784	165,784
Other comprehensive loss, net	–	–	(259,855)	–	(259,855)
Contribution from parent	–	400,000	–	–	400,000
Balance at December 31, 2015	$7,000	$1,248,492	$(143,498)	$308,176	$1,420,170

See accompanying notes.

7

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

	Year Ended December 31
	2015	2014	2013
		(In Thousands)
Operating activities
Net income	$165,784	$128,352	$124,285
Adjustments to reconcile net income to net cash and
cash equivalents provided by (used in) operating activities:
Net realized/unrealized (gains) losses	287,346	(182,166)	(194,884)
Amortization of investment premiums and discounts	(22,501)	(47,834)	(12,891)
Annuity and interest-sensitive life products –
interest credited to account balances	247,885	341,736	218,816
Depreciation and amortization	7,236	7,260	6,550
Policy acquisition costs deferred	(341,002)	(507,325)	(275,938)
Amortization of deferred policy acquisition costs,
deferred sales inducement costs, and value of business
acquired, net of imputed interest	165,419	195,867	106,014
Net sales (purchases) of fixed maturities, fair value option	46,348	59,285	(6,806)
Net purchases of equity securities, fair value option	(606)	–	(1,000)
Net sales of mortgage loans, at fair value	7,109	24,124	43,135
Change in funds withheld liability	(56,981)	(110,838)	(643,728)
Deferred income taxes	35,485	40,385	26,781
Change in accounts payable and other liabilities	370,612	34,786	234,445
Other changes in operating assets and liabilities	(30,631)	(12,624)	32,497
Net cash and cash equivalents provided by (used in) operating activities	881,503	(28,992)	(342,724)

Investing activities
Sales, maturities, or repayments of investments:
Fixed maturities available for sale	5,909,655	2,805,558	1,523,930
Equity securities available for sale	46,136	98,955	30,603
Notes receivable from related parties	3,364,359	732,820	2,039,626
Mortgage loans	76,718	16,623	5,087
Call options	114,754	218,463	120,075
Other invested assets	107,915	168,966	21,898
	9,619,537	4,041,385	3,741,219
Acquisitions of investments:
Fixed maturities available for sale	(9,360,101)	(7,232,784)	(5,202,498)
Equity securities available for sale	(37,906)	(59,749)	(61,816)
Notes receivable from related parties	(3,776,009)	(1,540,495)	(2,060,630)
Mortgage loans	(848,564)	(69,383)	(299,499)
Call options	(140,521)	(290,930)	(276,388)
Other invested assets	(43,950)	(101,942)	(157,001)
	(14,207,051)	(9,295,283)	(8,057,832)

Net sales (purchases) of short-term investments	(303,945)	115,181	(844,473)
Net decrease (increase) in policy loans	(14,205)	62,389	18,584
Net cash and cash equivalents used in investing activities	(4,905,664)	(5,076,328)	(5,142,502)

See accompanying notes.

8

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows (continued)

	Year Ended December 31
	2015	2014	2013
		(In Thousands)

Financing activities
Payments on mortgage debt and long-term debt	(153,019)	(187,189)	(7,093)
Issuance of notes payable related to commission assignments and consolidated VIEs	198,615	612,460	127,512
Capital contribution from parent	400,000	325,000	60,000
Dividends paid to parent	–	(118,400)	(154,865)
Net change in repurchase agreements	486,517	113,660	(177,035)
Deposits to annuity account balances	3,263,565	4,747,434	6,493,144
Withdrawals from annuity account balances	(1,226,811)	(1,297,466)	(300,199)
Net cash and cash equivalents provided by financing activities	2,968,867	4,195,499	6,041,464

Increase (decrease) in cash and cash equivalents	(1,055,294)	(909,821)	556,238
Cash and cash equivalents at beginning of year	1,639,775	2,549,596	1,993,358
Cash and cash equivalents at end of year	$584,481	$1,639,775	$2,549,596

Supplemental disclosures of cash flow information
Cash paid during the year for:
Interest	$29,455	$26,280	$20,747
Income taxes	$10,798	$28,818	$99,507

Supplemental disclosures of non-cash flow information
The following are noncash assets and liabilities transferred in and out related to reinsurance agreements (see Note 10).

Assets (liabilities) transferred out:
Securities available for sale:
Bonds	$–	$	– $	1,089,375
Mortgage loans, at fair value	–		–	110,794
Other invested assets	–		–	22,493
Funds withheld	–		–	(1,222,662)
Total assets (liabilities) transferred out	$–	$	– $	–

See accompanying notes.

9

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2015
1. Nature of Operations and Significant Accounting Policies
Nature of Operations
The operations of Security Benefit Life Insurance Company (SBL), together with its subsidiaries and consolidated variable interest entities (VIEs) (see Note 3) (referred to herein, collectively, as the Company) consist primarily of marketing and distributing annuities, mutual funds, and other related products throughout the United States. Security Distributors, Inc. (SDI), a subsidiary of SBL, is a registered broker/dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority (FINRA). Effective January 1, 2015, Security Benefit Business Services, LLC (SBBS), an affiliate, was formed to centralize certain functions and processes. All employees and the majority of the Company’s expenses are paid by SBBS, and these costs are then billed to the Company.
The Company offers a diversified portfolio of investment products comprised primarily of individual and group annuities, including fixed indexed annuities and mutual fund products through multiple distribution channels.
Basis of Presentation
The consolidated financial statements include the operations and accounts of SBL and its subsidiaries, SDI; Gennessee Insurance Agency, LLC (Gennessee); Dunbarre Insurance Agency, LLC (Dunbarre), which was formed in August 2013; SAILES 2-0, LLC, which was formed in February 2013; and the consolidated VIEs (see Note 3).
All intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of the consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. Significant estimates and assumptions include the valuation of investments; valuation of derivative financial instruments;
10

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
determination of other-than-temporary impairments of investments; amortization of deferred policy acquisition costs (DAC), deferred sales inducement costs (DSI), and value of business acquired (VOBA); calculation of liabilities for future policy benefits; calculation of income taxes and the recognition of deferred income tax assets and liabilities; and estimating future cash flow on certain structured securities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable.
Investments
Fixed maturity investments include bonds, asset-backed securities and redeemable preferred stock. Fixed maturity investments are classified as available for sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss (AOCI) in the consolidated statements of comprehensive income, net of adjustments related to DAC, DSI, VOBA, policy reserves and annuity account values and applicable income taxes. The adjustment related to DAC, DSI, VOBA and policy reserves and annuity account values represents the impact from treating the unrealized gains or losses as if they were realized.
Equity securities include common stock and non-redeemable preferred stock. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of AOCI, net of applicable income taxes.
The Company selects the fair value option for certain fixed maturity securities, commercial mortgage loans, and equity investments that are segregated to support the funds withheld reinsurance liability (see Note 10) and certain fixed maturity securities that have embedded derivative features. The change in fair value of these financial instruments is recognized as a component of net realized/unrealized gains (losses) on the consolidated statements of operations.
Realized capital gains and losses on sales of investments are determined using the average cost method. Unrealized capital gains and losses related to fair value option securities are reported as a component of net realized/unrealized gains (losses) on the consolidated statements of operations. Other-than-temporary impairments (OTTIs) are reported separately on the consolidated statements of operations.
To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between carrying value and fair value is charged to earnings. For debt
11

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
securities if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis, the Company recognizes an OTTI equal to the difference between the amortized cost and fair value in net income. For debt securities the Company does not expect to recover the amortized cost basis, does not plan to sell, or it is not more likely than not that the Company would be required to sell before recovery of the amortized cost basis, the Company bifurcates the OTTI and reports the credit portion of the loss recognized in net income, and the noncredit portion is recognized in OCI.
The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds, and structural support, including subordination and guarantees.
Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums or accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations.
Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.
Restricted cash consists of cash pledged by the Company as collateral and cash held in accordance with SEC regulations for the exclusive benefit of the Company’s clients. All
12

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
restricted cash has been segregated from the Company’s operating cash accounts. At December 31, 2015 and 2014, the Company held restricted cash of $3.6 million and $11.9 million, respectively.
The Company has agreed to provide a short-term loan facility through bridge or revolver loans to borrowers until permanent financing can be secured or an existing obligation or project is completed. The Company generally receives a commitment fee and interest on the amounts funded. Open commitments on bridge loans and revolvers are disclosed in Note 14.
Policy loans are reported at unpaid principal.
Asset and Liability Derivatives
The Company hedges certain exposures to interest rate risk and equity market risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability on the consolidated balance sheets at estimated fair value. For derivative instruments not receiving hedge accounting treatment but that are economic hedges, the gain or loss is recognized in net income during the period of change.
The Company issues certain products that contain a derivative that is embedded in the product and must be accounted for under ASC 815, Derivatives and Hedging. Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. The Company bifurcates embedded derivatives from the host instrument for measurement purposes when the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument. Embedded derivatives, which are reported with the host instrument on the consolidated balance sheets in policy reserves and annuity account values, are reported at fair value with changes in fair value recognized on the consolidated statements of operations.
The Company is party to agreements with certain derivative instrument counterparties which require the posting of collateral when the market value of the derivative instrument exceeds the cost of the instrument, subject to certain thresholds agreed upon with the counterparties. Collateral posted by counterparties is reported on the consolidated balance sheets in cash and cash equivalents with a corresponding liability reported in other liabilities.
13

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs and Value of Business Acquired
To the extent recoverable from future policy revenues and gross profits, incremental direct costs of the contract acquisition (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. DAC is amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 7.7% for all years), withdrawal, mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. DAC is adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.
For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Any DAC or DSI associated with the original contract is written off. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.
DSI consists of bonus interest credits and premium credits added to certain annuity contract values. It is subject to vesting requirements and is capitalized to the extent it is incremental to amounts that would be credited on similar contracts without the applicable feature. DSI is amortized using the same methodology and assumptions used to amortize DAC.
Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed in a life insurance company acquisition. The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs.
14

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
Property and Equipment
Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. Computer software includes internally developed software costs that are capitalized when they reach technological feasibility. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which generally range from 3 to 39 years.
The following is a summary of property and equipment at cost less accumulated depreciation as of December 31:

	2015	2014
	(In Thousands)

Land	$5,630	$5,630
Land improvements	367	367
Building	46,321	45,636
Furniture	2,283	1,997
Data processing equipment	591	365
Computer software	3,515	2,298
Other	661	541
	59,368	56,834
Less accumulated depreciation	13,623	11,626
Net property and equipment	$45,745	$45,208

Accumulated depreciation deducted from investment in real estate amounted to $9.2 million and $7.5 million at December 31, 2015 and 2014, respectively.
The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires during 2018. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company (see Note 14).
In February 2013, the Company acquired an airplane for other investment purposes. SAILES leases the airplane to an airline under an operating lease that expires on February 28, 2025. The asset is amortized on a straight-line method over 25 years which approximates its estimated
15

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
productive life. Depreciation on the asset in the amount of $5.2 million, $5.2 million, and $4.4 million for the years ended December 31, 2015, 2014, and 2013 is included in commissions and other operating expenses on the consolidated statements of operations.
The following is a summary of the asset held at cost less accumulated amortization for the years ended December 31:

	2015	2014
	(In Thousands)

Airplane	$145,000	$145,000
Less accumulated amortization	(14,720)	(9,539)
	$130,280	$135,461

The asset is included in other invested assets on the consolidated balance sheet.
Business-Owned Life Insurance
The Company has invested in business-owned life insurance. The investment is carried in other assets on the consolidated balance sheets at net policy value of $19.9 million and $20.3 million at December 31, 2015 and 2014, respectively, with the change in net policy value recorded in other revenue of $348,000, $92,000, and $305,000 for the years ended December 31, 2015, 2014, and 2013, respectively.
Company-Owned Life Insurance
The Company has invested in company-owned life insurance. The investment is carried in other assets at net policy value of $23.8 million and $23.6 million at December 31, 2015 and 2014, respectively, with the change in net policy value recorded as an increase in/(reduction) of other benefits of $136,000, ($1.3 million), and ($4.0 million) for the years ended December 31, 2015, 2014, and 2013, respectively.
16

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
Separate Accounts
The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders by the Company, are excluded from the amounts reported on the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying consolidated statements of operations. Product charge revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.
The Company has variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum accumulation benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative and the benefit reserve based on the specific characteristics of each guaranteed living benefit (GLB) feature.
The Company issued to certain related parties funding agreements through separate accounts whereby the contract holders elect to invest in various investment options offered under the policy. Contract holders have the ability to take policy loans, which are secured by the policy, up to an amount specified in the policy. As of December 31, 2015 and 2014, separate account investments funded through these agreements were $1,494.0 million and $1,464.3 million, respectively, and are reported in separate account assets and liabilities on the consolidated balance sheets. Policy loans related to these separate accounts totaled $327.9 million and $305.6 million as of December 31, 2015 and 2014, respectively, and are reported in policy loans on the consolidated balance sheets. Investment income and gains or losses arising from the investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying consolidated statements of
17

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
operations. Investment income revenues to the Company from the separate account funding agreements consist primarily of administrative fees and interest on the policy loans issued to the contract holders.
Policy Reserves and Annuity Account Values
Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.
Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.0% to 4.5% during 2015, from 1.0% to 4.5% during 2014, and from 1.0% to 4.5% during 2013. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.
Policy reserves and annuity account values also include funding agreements of $1,520.7 million and $726.1 million at December 31, 2015 and 2014, respectively, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that give the holder of the funding agreements the right to require the funding agreement be redeemed by the Company if certain adverse conditions occur.
The Company offers fixed indexed annuity products with returns linked to the performance of certain indices. The fixed indexed annuity products also offer a guaranteed lifetime withdrawal benefit (GLWB) and a GMDB. The GLWB and GMDB guarantees are accounted for as benefit reserves. Policy reserves for index annuities are equal to the sum of the fair value of the embedded index options, the host (or guaranteed) components of the index account, and the fixed account accumulated with interest and without reduction for potential surrender charges, plus the benefit reserves for the GLWB and GMDB benefits. The host value is established at inception of the contract and is accreted over the policy’s life at a constant rate of interest. Fair value of the embedded index options is calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect the Company’s credit risk and an additional provision for adverse deviation.
18

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
Reinsurance Agreements
The Company utilizes reinsurance agreements to manage certain risks associated with its annuity operations and to reduce exposure to large losses. In the accompanying consolidated financial statements, premiums, benefits and settlement expenses are reported net of reinsurance ceded, whereas policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of liabilities ceded where allowable by contract.
Deferred Income Taxes
Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s consolidated statements of operations as a component of income tax expense or benefit, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.
Recognition of Revenues
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in fixed maturity securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield. For mortgage-backed securities, included in the fixed maturity available-for-sale securities portfolios, the Company recognizes income using a constant effective
19

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments. For securities, purchased or retained, that represent beneficial interests in structured notes other than high credit quality securities, the accretable yield is adjusted using the prospective method when there is a change in estimated future cash flow. For high credit quality securities, the accretable yield is adjusted using the retrospective method. Any adjustments resulting from changes in effective yield are reflected in net investment income.
Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.
Commissions include point-of-sale fees for mutual fund and variable annuity transactions and are recognized when earned. Service fees represent amounts earned under agreements with the investment advisors and/or underwriters of both affiliated and unaffiliated mutual funds. These fees are accrued and paid on a monthly basis based on contractual agreements.
The Company evaluates the need for an allowance for accounts receivable that it believes will not be collected in full. There was no allowance for doubtful accounts at December 31, 2015 or 2014.
Reclassifications
In the prior year’s consolidated balance sheets, the presentation of certain Notes receivable from related parties were reclassified out of Short-term investments to conform to the current year’s presentation.
Recently Issued Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers. This authoritative guidance outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers, and supersedes most current revenue recognition guidance, including
20

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
industry-specific guidance. The core principle of the revenue standard is that an entity recognize revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for the good or service. The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard, which becomes effective for fiscal years beginning after December 15, 2016. In August 2015, the FASB issued ASU 2015-14 Revenue from Contracts with Customers (Topic 606). The amendments in this Update defer the effective date of Update 2014-09 for all entities by one year. Therefore, ASU 2014-09 will be effective for the Company’s fiscal year beginning January 1, 2018. The Company is currently evaluating the impact of this new guidance on the financial statements.
In February 2015, the FASB issued ASU 2015-02 Consolidation, Amendments to the Consolidation Analysis. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in this ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. This guidance will become effective for the Company January 1, 2016. Adoption of this ASU is not expected to have a material impact on the financial statements.
In May 2015, the FASB issued ASU 2015-07 Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments in this Update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. This Update is effective for financial statements issued for fiscal years beginning after December 15, 2015, with early application permitted. Adoption of this ASU is not expected to have a material impact on the financial statements.
21

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
1. Nature of Operations and Significant Accounting Policies (continued)
In January 2016, the FASB issued ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the Fair Value Option (FVO) that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. The amendments in this Update are effective for fiscal years beginning after December 15, 2017. Earlier application is permitted. The Company is currently evaluating the impact of this ASU.
22

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments
Fixed Maturity Investments and Equity Securities
Information as to the amortized cost, gross unrealized gains and losses, fair values and OTTIs in AOCI, of the Company’s portfolio of fixed maturity investments and equity securities classified as available for sale, is as follows:

		December 31, 2015
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
			(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$641,550	$11,504	$8,878	$644,176	$–
Obligations of government-sponsored
enterprises	608,618	20,274	6,948	621,944	–
Corporate	7,027,047	101,552	284,919	6,843,680	1,312
Obligations of foreign governments	35,000	306	178	35,128	–
Municipal obligations	481,156	27,750	11,030	497,876	–
Commercial mortgage-backed	715,530	11,538	5,228	721,840	–
Residential mortgage-backed	231,878	3,353	6,545	228,686	–
Collateralized debt obligations	55,569	2,717	219	58,067	(54)
Other debt obligations (1)	6,705,831	38,522	382,073	6,362,280	–
Total fixed maturity investments	$16,502,179	$217,516	$706,018	$16,013,677	$1,258

Equity securities:
Financial	$45,861	$3,373	$2,186	$47,048	$–
Mutual fund	8,324	–	1,691	6,633	–
Government	49,604	–	–	49,604	–
Total equity securities	$103,789	$3,373	$3,877	$103,285	$–

(1) Other debt obligations consist of other asset-backed securities, including collateralized loan obligations, and redeemable preferred stock.
23

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

		December 31, 2014
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
			(In Thousands)
Fixed maturities:
U.S. Treasury securities and other U.S.
government corporations and agencies	$752,485	$18,039	$9,441	$761,083	$–
Obligations of government-sponsored
enterprises	613,681	28,864	5,537	637,008	–
Corporate	5,735,075	213,242	22,780	5,925,537	1,096
Obligations of foreign governments	14,371	1,196	–	15,567	–
Municipal obligations	467,774	46,253	804	513,223	–
Commercial mortgage-backed	641,911	25,880	933	666,858	–
Residential mortgage-backed	236,837	6,391	2,045	241,183	–
Collateralized debt obligations	50,196	3,115	2	53,309	–
Other debt obligations (1)	4,439,253	73,203	76,778	4,435,678	–
Total fixed maturity investments	$12,951,583	$416,183	$118,320	$13,249,446	$1,096

Equity securities:
Financial	$90,050	$2,790	$1,324	$91,516	$–
Mutual fund	7,916	–	1,136	6,780	–
Government	13,813	–	–	13,813	–
Warrants	–	21	–	21	(13)
Total equity securities	$111,779	$2,811	$2,460	$112,130	$(13)

(1) Other debt obligations consist of other asset-backed securities, including collateralized loan obligations, and redeemable preferred stock.
24

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
The amortized cost and fair value of fixed maturity investments at December 31, 2015, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Available for Sale
	Amortized	Fair
	Cost	Value
	(In Thousands)

Due one year or less	$63,326	$62,929
Due after one year through five years	1,692,696	1,699,054
Due after five years through ten years	2,865,808	2,824,547
Due after ten years	3,562,923	3,434,330
Mortgage-backed securities and other asset-backed
securities	8,317,426	7,992,817
	$16,502,179	$16,013,677

As of December 31, 2015 and 2014, there were 28 and 21 issuers, with a total amount of $7,131 million and $4,801 million, respectively, other than U.S. Government and its sponsored entities, where the Company had investment holdings that exceeded 10% of consolidated stockholder’s equity.
25

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
For fixed maturity investments and equity securities with unrealized losses as of December 31, 2015 and 2014, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:
			December 31, 2015
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$416,134	$8,878	$-	$-	$416,134	$8,878
Obligations of government-sponsored
enterprises	311,064	6,944	2,753	4	313,817	6,948
Obligations of foreign governments	14,846	154	2,221	24	17,067	178
Corporate	2,564,039	255,658	670,092	29,261	3,234,131	284,919
Municipal obligations	91,740	5,673	61,728	5,357	153,468	11,030
Commercial mortgage-backed	111,386	2,214	173,635	3,014	285,021	5,228
Residential mortgage-backed	145,511	5,939	12,986	606	158,497	6,545
Collateralized debt obligations	14,336	45	9,564	174	23,900	219
Other debt obligations	4,343,568	307,166	729,274	74,907	5,072,842	382,073
Total fixed maturity investments, available for sale	$8,012,624	$592,671	$1,662,253	$113,347	$9,674,877	$706,018

Number of securities with unrealized losses		799		207		1,006
Percent investment grade (AAA through BBB-)		90%		89%		90%

Total equity securities available for sale	$28,767	$3,877	$-	$-	$28,767	$3,877

26

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2014
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$24,199	$45	$321,357	$9,396	$345,556	$9,441
Obligations of government-sponsored
enterprises	27,939	112	108,816	5,425	136,755	5,537
Corporate	822,975	15,288	251,880	7,492	1,074,855	22,780
Municipal obligations	34,091	664	18,537	140	52,628	804
Commercial mortgage-backed	4,450	69	97,014	864	101,464	933
Residential mortgage-backed	23,067	185	49,426	1,860	72,493	2,045
Collateralized debt obligations	1,498	2	–	–	1,498	2
Other debt obligations	1,451,072	63,237	353,218	13,541	1,804,290	76,778
Total fixed maturity investments, available for sale	$2,389,291	$79,602	$1,200,248	$38,718	$3,589,539	$118,320

Number of securities with unrealized losses		291		216		507
Percent investment grade (AAA through BBB-)		80%		95%		85%

Total equity securities available for sale	$27,443	$1,301	$27,645	$1,159	$55,088	$2,460

The unrealized losses on these securities can primarily be attributed to change in market interest rates and changes in credit spreads since the securities were acquired. Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of its amortized cost bases, which may be maturity, the Company does not consider those investments to be other than temporarily impaired at December 31, 2015 and 2014. For equity securities, the Company evaluated the near-term prospects of the issuer in relation to the severity and duration of the impairment. Based on that evaluation and the Company’s ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2015 and 2014.
The Company closely monitors those securities where impairment concerns may exist by considering relevant facts and circumstances to evaluate whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer,
27

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and (4) for equity securities, the Company’s ability and intent to hold the security until it recovers in value. For asset-backed securities, several additional factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions.
The following table provides a rollforward of accumulated credit losses for fixed maturity securities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to bifurcated credit loss amounts recognized in net realized gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount for the years ended December 31:

	2015	2014	2013
		(In Thousands)

Balance at beginning of year	$(6,176)	$(3,574)	$(1,163)
Credit losses for which an other-than-temporary impairment
was not previously recognized	(2,703)	(5,278)	(2,374)
Reduction for securities sold during the year or intended to be sold	1,589	2,676	–
Additional credit loss impairments on securities previously impaired	(1,120)	–	(37)
Balance at end of year	$(8,410)	$(6,176)	$(3,574)

28

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
Major categories of net investment income are summarized as follows for the years ended December 31:

	2015	2014	2013
		(In Thousands)
Interest on fixed maturity investments, available for sale	$765,917	$548,060	$336,979
Interest on fixed maturity investments, fair value option	6,555	8,505	7,547
Interest on intercompany notes	33,852	40,648	43,508
Dividends on equity securities	6,026	2,466	2,615
Dividends on equity securities, fair value option	97	51	33
Interest on mortgage loans	36,663	23,915	15,816
Interest on mortgage loans, fair value option	383	1,315	7,117
Interest on policy loans	26,868	27,605	50,309
Interest on short-term investments	90,159	72,281	35,221
Other	1,428	41,882	7,723
Total investment income	967,948	766,728	506,868

Less:
Investment expenses	51,803	30,474	21,162
Ceded to reinsurer	7,236	11,682	15,637
Net investment income	$908,909	$724,572	$470,069

Proceeds from sales of fixed maturity investments and equity securities available for sale and realized gains and losses are as follows for the years ended December 31:

	2015	2014	2013
		(In Thousands)

Proceeds from sales	$7,568,251	$2,607,038	$434,043
Gross realized gains	96,330	26,954	82,132
Gross realized losses	26,971	20,098	5,715

During the year ended December 31, 2013, the Company sold held-to-maturity securities with a net carrying amount of $113.8 million, resulting in a gain of $76,000. This transaction impaired the Company’s ability to hold other held-to-maturity securities. As a result, all of the other held-to-maturity securities have been classified as available for sale, which caused the Company to recognize the unrealized gain/loss on the securities through OCI.
29

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
Net realized/unrealized gains (losses), net of ceded reinsurance gains and associated amortization of DAC, DSI, and VOBA, consist of the following for the years ended December 31:

	2015	2014	2013
		(In Thousands)
Realized gains (losses), available for sale:
Fixed maturity investments	$69,122	$5,704	$78,168
Equity securities	237	1,152	(1,751)
Other invested assets	20,515	12,047	8,225
Total net realized gains, available for sale	89,874	18,903	84,642

Realized gains (losses), fair value option:
Fixed maturity investments	(1,111)	(524)	2,388
Equity securities	8	–	–
Mortgage loans	(725)	–	–
	(1,828)	(524)	2,388

Impairments:
OTTI of available-for-sale fixed maturity investments	(5,082)	(6,361)	(2,414)
Portion of OTTIs recognized in OCI	1,258	1,083	3
Total impairments	(3,824)	(5,278)	(2,411)

Other gains (losses):
Call options	(345,781)	184,336	112,147
Fixed maturity investments, fair value option	(1,445)	11,490	(12,968)
Mortgage loans, fair value option	777	64	602
Equity securities, fair value option	(32)	83	(57)
Embedded derivative on reinsurance contracts	700	(11,637)	12,423
Total other gains (losses)	(345,781)	184,336	112,147
	(261,559)	197,437	196,766

Net ceded reinsurance (gains) losses	1,293	1,764	(469)
Related impact on DAC, DSI, and VOBA	(25,786)	(15,271)	(1,883)
Net realized/unrealized gains	$(286,052)	$183,930	$194,414

There were no outstanding agreements to sell securities at December 31, 2015.
30

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
During the year ended December 31, 2013, the Company recognized a gain of $64 million related to the transfer of assets to a related party in settlement of a funds withheld liability (see Note 10).
At December 31, 2015 and 2014, the Company pledged securities and cash with a market value of approximately $1,093.6 million and $642.8 million, respectively, as collateral in relation to its structured institutional products, for the line of credit with FHLB and the home office building mortgage (see Note 15).
At December 31, 2015 and 2014, the Company pledged securities with a market value of approximately $256.5 million and $279.6 million, respectively, as collateral in relation to its reinsurance agreements (see Note 10).
At December 31, 2015 and 2014, available-for-sale bonds with a carrying value of $4.3 million and $4.4 million, respectively, were held in joint custody at various state insurance departments to comply with statutory regulations.
Mortgage Loans
Mortgage loans consist of commercial and residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property’s operational results supporting the loan. The Company also evaluates the risks inherent in its residential mortgage loan portfolio. The carrying amount of the Company’s mortgage loan portfolio was as follows at December 31:
	2015	2014
	(In Thousands)

Commercial mortgage loans	$1,293,514	$530,878
Commercial mortgage loans, at fair value (amortized cost of
$7,997 and $15,903 as of December 31, 2015 and 2014,
respectively)	8,680	15,810
Residential mortgage loans	7,281	7,673
Total carrying cost	$1,309,475	$554,361

31

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
The Company periodically purchases and sells mortgage loans it has originated. The Company purchased $822.7 million and sold $21.2 million commercial mortgage loans during the year ended December 31, 2015. The Company purchased $68.0 million and sold no commercial mortgage loans during the year ended December 31, 2014. The Company issued $240,000 and sold no residential mortgage loans during the year ended December 31, 2015. The Company issued $1.1 million and sold no residential mortgage loans during the year ended December 31, 2014.
The commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages.
The commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows at December 31:
	2015		2014
	Carrying	Percent of	Carrying	Percent of
	Amount	Total	Amount	Total
		(Dollars In Thousands)
Geographic distribution
West North Central	$331,737	25%	$62,645	11%
Foreign	319,223	25%	–	–
Pacific	206,125	16%	113,019	21%
South Atlantic	153,399	12%	106,854	20%
West South Central	92,004	7%	92,077	17%
East North Central	82,793	6%	101,393	19%
Middle Atlantic	69,748	5%	7,696	1%
Mountain	24,357	2%	28,105	5%
New England	12,734	1%	24,576	4%
East South Central	10,074	1%	10,323	2%
Total	$1,302,194	100%	$546,688	100%

32

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	2015		2014
	Carrying	Percent of	Carrying	Percent of
	Amount	Total	Amount	Total
Property type distribution
Retail	$289,572	22%	$183,553	34%
Childcare	269,929	21%	–	–
Office	164,354	13%	109,255	20%
Multi-family	149,895	12%	–	–
Stadium-Clubhouse	125,282	10%	–	–
Industrial	111,484	9%	88,540	16%
Hotel	110,070	8%	22,705	4%
Apartments	51,736	4%	135,135	25%
Mixed use/other	29,872	2%	7,500	1%
Total	$1,302,194	100%	$546,688	100%

The residential mortgages are concentrated in the United States. The debtors of these residential mortgages are all officers of the Company or the Company’s parent, SBC.
The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating model. The Company’s internal rating analysis presents expected losses in terms of a Standard & Poor’s (S&P) bond equivalent rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the internal ratings downwards with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.
Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal “watch list.” Among the criteria that would indicate a potential problem are imbalances in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.
33

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)
The Company’s commercial mortgage loan portfolio, consisting of brick and mortar loans, by internal credit risk model was as follows at December 31:
	2015	2014
	(In Thousands)

A- and above	415,459	$490,502
BBB+ thru BBB-	660,431	48,038
BB+ thru BB-	128,360	8,148
B+ and below	97,944	–
Total carrying value	1,302,194	$546,688

The residential mortgage loan portfolio is monitored based on performance of the loans. The Company defines nonperforming residential mortgage loans as loans which are 90 days or greater delinquent or on non-accrual status. All of the residential mortgage loans were performing as of December 31, 2015 and 2014.
Commercial and residential mortgage loans are placed on non-accrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of the borrower or a major tenant, decreased property cash flow for commercial mortgage loans or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. At December 31, 2015, there was one mortgage loan on non-accrual status. At December 31, 2014, there were no mortgage loans on non-accrual status.
The Company reviews the mortgage loan portfolio and analyzes the need for a valuation allowance. The Company did not have a valuation allowance as of December 31, 2015 and 2014 on the mortgage portfolio.
34

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
2. Investments (continued)

 Repurchase Agreements
The Company enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the Company repays the loan amount along with the additional agreed-upon interest, and the securities pledged are released from collateral. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other collateral types provided is sufficient to fund substantially all of the cost of purchasing replacement assets. The carrying value of the securities pledged for the repurchase agreements was $742.1 million and $267.9 million as of December 31, 2015 and 2014, respectively. The repurchase obligation was $727.7 million and $241.2 million as of December 31, 2015 and 2014, respectively, and is included in repurchase agreements on the consolidated balance sheets.
3. Variable Interest Entities
The Company has a variable interest in various types of special purpose entities. When the Company is determined to be the primary beneficiary, the Company consolidates the entity into the financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. On an ongoing basis, the Company assesses whether it is the primary beneficiary of VIEs in which it has a relationship. Following is a discussion of the Company’s interest in entities that meet the definition of a VIE.
Consolidated Variable Interest Entities
Collateralized Private Investment Vehicle – Secured Notes
During 2014 and 2015, the Company invested in secured notes for which it was determined to be the primary beneficiary in accordance with ASC 810, Consolidation. A secured note is an asset-backed note created when certain fixed maturity investments are packaged in a Special Purpose Vehicle (SPV). The SPV issues the secured notes which are backed by the SPV’s assets and their
35

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
3. Variable Interest Entities (continued)
associated cash flows. As each secured note purchase represents a proportional interest in the SPV’s underlying assets, each noteholder is entitled to receive payments to the extent that payments are made on the underlying assets.
In consolidating the SPVs, the secured notes were eliminated as an investment while the underlying assets and liabilities of the SPVs were recorded on the consolidated balance sheets. In addition, all transactions between the Company and the SPVs were eliminated. The underlying fixed maturity investments are classified as available for sale and are marked to fair value. For certain secured notes, the Company recognizes a liability that offsets the value of the underlying assets in an amount representing the other noteholders’ interests in those assets. This debt is carried at amortized cost. The assets of each of the consolidated secured notes are held solely as collateral to satisfy the obligations of the secured note. If the Company were to liquidate, the assets of the secured notes would not be available to its general creditors, and as a result, the Company does not consider those assets available for the benefit of its investors. Additionally, the investors in the secured notes have no recourse to the Company’s general assets for the debt issued by the secured notes. Therefore this debt is not the Company’s obligation.
Collateralized Private Investment Vehicle – PPNs
During 2014, the Company invested in Principal Protected Notes (PPNs). A PPN is a loan-backed note created when fixed maturity securities are paired with other investments in a SPV. The SPV then issues the PPNs, which are backed by the SPV’s assets and entitle the investor to 100% of the cash flows (less fees) of those underlying assets. The Company is deemed to be the primary beneficiary and accordingly, has consolidated the SPVs that issued the PPNs.
In consolidating the SPVs, the PPNs are eliminated and the Company records the underlying assets of the SPVs on the Company’s consolidated balance sheets. In addition, all transactions between the Company and the SPVs have been eliminated. The underlying fixed maturity securities are classified as available for sale and have been marked to fair value.
36

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
3. Variable Interest Entities (continued)
The carrying amounts of the consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors of the Company do not have recourse are as follows as of December 31:

		2015
	Secured Notes	PPNs	Total
		(In Thousands)

Cash	$1,164	$532	$1,696
Fixed maturities, available for sale	2,571,286	358,142	2,929,428
Accrued investment income	18,877	11,933	30,810
Accounts receivable	–	143	143
Total Assets	2,591,327	370,750	2,962,077

Debt from consolidated VIE	$425,732	$–	$425,732
Accrued interest from consolidated VIE	3,017	–	3,017
Accounts payable	279,561	–	279,561
Total Liabilities	$708,310	$–	$708,310

		2014
	Secured Notes	PPNs	Total
		(In Thousands)

Fixed maturities, available for sale	$867,724	$359,186	$1,226,910
Accrued investment income	6,443	10,536	16,979
Total Assets	874,167	369,722	1,243,889
Debt from consolidated VIE	361,428	–	361,428
Total Liabilities	$361,428	$–	$361,428

Unconsolidated Variable Interest Entities
The Company has a variable interest in a number of limited liability partnerships, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for
37

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
3. Variable Interest Entities (continued)
which the Company is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities that most significantly affect the VIE’s economic performance. Furthermore, the Company neither absorbs any significant losses nor has rights to a significant portion of any expected benefits of the VIEs. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.
The Company’s maximum exposure to loss of these VIEs is based on existing investments in and additional commitments made to limited partnerships. The Company’s carrying amount of its investment in VIEs reported in other invested assets on the consolidated balance sheets was $40.8 million and $46.0 million at December 31, 2015 and 2014, respectively, compared to its maximum exposure to loss of $41.9 million and $48.2 million at December 31, 2015 and 2014, respectively.
Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $105.5 million and $102.0 million at December 31, 2015 and 2014, respectively. The Company’s share of current period net income of the unconsolidated entities included in net investment income (loss) was ($3.8) million, $26.7 million, and $3.3 million for the years ended December 31, 2015, 2014, and 2013, respectively.
4. Derivative Instruments
The Company’s overall risk management strategy includes the use of derivative financial instruments to minimize certain significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk associated with assets held and liabilities incurred or expected to be incurred. The Company’s risk of loss exposure is typically limited to the fair value of the derivative financial instruments and not the notional or contractual amounts of the derivatives.
38

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
4. Derivative Instruments (continued)
The Company recognizes all derivative financial instruments, such as interest rate swap, currency forwards, call options and other embedded derivatives, on the consolidated balance sheets at fair value, with appropriate adjustments to fair value reflected in earnings, regardless of the purpose or intent for holding the instrument.
The Company sells fixed indexed deferred annuity contracts, which guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in a specified market index. This indexed crediting feature is an embedded derivative. Most of the premium received is invested in investment grade fixed income securities, and a portion is used to purchase derivatives consisting of call options on the applicable indices to fund the index credits due to the index annuity policyholders. On the respective anniversary dates of the indexed annuity contracts, the market index used to compute the index credits is reset and new call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting under ASC 815.
The call options are measured at fair value with the mark-to-market generally offsetting the change in the value of the embedded derivative within the product. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to index returns for the current reset period.
The Company has certain variable annuity GLB products with GMWB and GMAB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under ASC 944-40, Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits, and embedded derivatives accounted for under ASC 815 Derivatives and Hedging and ASC 820, Fair Value Measurements. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature. The determination of GLWB and GMDB guarantees on fixed indexed annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.
39

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
4. Derivative Instruments (continued)
In addition, the Company is party to a coinsurance with funds withheld reinsurance arrangement with Guggenheim Life and Annuity Company (GLAC), a related party, (see Note 10) and a coinsurance agreement with an unrelated party. Under ASC 815, the Company’s reinsurance agreements contain an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative in the funds withheld reinsurance arrangement has characteristics similar to a total return swap, as the Company cedes the total return on a designated investment portfolio to the reinsurer. The reinsurer then assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld reinsurance arrangement is equal to the value of the unrealized gain or loss on the segregated assets. The value of the embedded derivative in the coinsurance agreement is equal to the value of the embedded derivative in the variable annuity product.
The Company has entered into currency forwards that are contracts in which the Company agrees with other parties to deliver or receive a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company uses currency forwards to reduce market risks related to fluctuations in currency exchange rates with respect to investments or liabilities held and denominated in foreign currencies.
The fair value of the call options is included in call options on the consolidated balance sheets. The fair value of the embedded derivative financial instruments is included in policy reserves and annuity account values on the consolidated balance sheets. The fair value of the embedded derivative within the coinsurance funds withheld arrangement and coinsurance agreement is included in other assets on the consolidated balance sheets. The fair value of the forwards is included in other invested assets on the consolidated balance sheets.
Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date.
40

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
4. Derivative Instruments (continued)
The notional amounts and maximum amount of loss due to credit risk (fair value) that the Company would incur if parties to the call options, swaps and forwards failed completely to perform according to the terms of the contracts as of December 31 are as follows:
			2015

	Credit Rating	Credit Rating
Counterparty	(S&P)	(Moody’s)	Notional Amount	Fair Value
			(In Thousands)

Barclays Bank PLC	A-	A2	$383,966	$5,676
BNP Paribas	A+	A1	590,400	4,396
Bank of America, N.A.	A	A1	1,492,700	15,153
Citibank, N.A.	A	A1	824,998	16,635
Goldman Sachs	A	A1	362,200	1,896
JP Morgan Chase Bank, N.A.	A+	Aa3	608,400	20,803
Morgan Stanley & Co. International PLC	A	A1	3,719,150	55,239
The Royal Bank of Scotland PLC	BBB+	A3	3,073,850	170,952
Societe Generale	A	A2	1,711,000	56,507
UBS AG	A	Aa3	633,400	2,785
			$13,400,064	$350,042

			2014
	Credit Rating	Credit Rating
Counterparty	(S&P)	(Moody’s)	Notional Amount	Fair Value
			(In Thousands)

Barclays Bank Plc	A	A2	$419,173	$11,276
Bank of America, NA	A	A2	1,141,500	21,619
Citibank, NA	A	A2	474,640	10,279
JP Morgan Chase Bank NA	A +	Aa3	1,312,700	50,165
Morgan Stanley & Co International Plc	A	A3	3,781,350	158,346
The Royal Bank of Scotland Plc	A-	Baa1	3,046,350	317,355
Societe Generale	A	A2	1,677,000	92,641
UBS AG	A	A2	61,600	489
			$11,914,313	$662,170

41

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
4. Derivative Instruments (continued)
Collateral posted by counterparties at December 31, 2015 and 2014, applicable to derivative instruments, was $170.1 million and $284.3 million, respectively, and is reflected on the consolidated balance sheets in cash and cash equivalents. This collateral is restricted as to its use. The obligation to repay the collateral is reflected on the consolidated balance sheets in other liabilities. In addition, the Company has entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party. At December 31, 2015 and 2014, collateral posted by the counterparties under the tri-party arrangements was $189.8 million and $417.4 million, respectively, which is not reflected on the consolidated balance sheets.
The fair value of the Company’s derivative financial instruments classified as assets and liabilities on the consolidated balance sheets as of December 31 is as follows:
	Derivative Asset		Derivative Liability
	2015	2014	2015	2014
		(In Thousands)

Interest rate swaps	$4,968	$–	$–	$–
Call options	340,410	660,424	–	–
Forwards	4,664	1,746	–	–
Embedded derivatives:
GMWB and GMAB reserves	–	–	10,632	12,035
Fixed indexed annuity contracts	–	–	946,809	1,059,965
Reinsurance contracts	5,115	3,689	–	–
Total derivative financial instruments	$355,157	$665,859	$957,441	$1,072,000

The following table shows the change in the fair value of the derivative financial instruments on the consolidated statements of operations as of December 31:

	2015	2014	2013	Change of fair value reported in
		(In Thousands)

Interest rate swaps	$(956)	$(41)	$(1,431)	Net investment income
Call options	(345,781)	184,336	112,147	Net realized/unrealized gains (losses)
Forwards	2,918	1,746	–	Net realized/unrealized gains (losses)
Embedded derivatives:
GMWB and GMAB reserves	1,403	(2,958)	8,240	Other benefits
Fixed indexed annuity contracts	214,723	(41,981)	(85,130)	Other benefits
Reinsurance contracts	1,426	(11,514)	10,766	Net realized/unrealized gains (losses)
Total change in derivative financial instruments	$(126,267)	$129,588	$44,592

42

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
5. Deferred Policy Acquisition Costs
An analysis of the deferred policy acquisition cost asset balance is presented below for the years ended December 31:
	2015	2014	2013
		(In Thousands)

Balance at beginning of year	$629,962	$323,673	$89,472
Cost deferred	341,003	507,325	275,939
Imputed interest	24,252	15,376	6,862
Amortized to expense	(76,199)	(164,328)	(68,924)
Effect of realized gains	(12,968)	(6,719)	(1,611)
Effect of unrealized (gains) losses	110,879	(45,365)	21,935
Balance at end of year	$1,016,929	$629,962	$323,673

6. Deferred Sales Inducement Costs
An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

	2015	2014	2013
		(In Thousands)

Balance at beginning of year	$823,007	$626,719	$280,580
Costs deferred	101,682	299,361	348,381
Imputed interest	23,178	17,093	11,917
Amortization	(134,543)	(62,142)	(51,915)
Effect of realized gains	(12,394)	(7,469)	–
Effect of unrealized (gains) losses	105,969	(50,555)	37,756
Balance at end of year	$906,899	$823,007	$626,719

43

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
7. Value of Business Acquired
The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the years ended December 31:

	2015	2014	2013
		(In Thousands)

Balance at beginning of year	$32,102	$35,588	$33,224
Interest imputed	1,697	1,803	1,995
Amortized to expense	(3,804)	(3,669)	(5,949)
Effect of realized gains	(424)	(1,083)	(272)
Effect of unrealized (gains) losses	943	(537)	6,590
Balance at end of year	$30,514	$32,102	$35,588

The weighted average amortization period is 19 years for VOBA. The interest accrual rate utilized to calculate the accretion of interest was 5.34% for 2015, 2014, and 2013.
The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands) for the year ending December 31:
2016	$2,413
2017	2,099
2018	2,129
2019	1,997
2020	2,029

44

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
8. Other Comprehensive Income (Loss)
The components of other comprehensive income (loss) are as follows (in thousands):
	Pre-Tax	Tax	After-Tax
Other comprehensive income for the year ended December 31, 2013:
Unrealized losses on available-for-sale securities	$(192,860)	$63,603	$(129,257)
Unrealized gains on securities transferred from held to maturity	2,565	(898)	1,667
to available-for-sale
Reclassification adjustment for gains included in net income	(84,643)	29,176	(55,467)
OTTI losses recognized in earnings	2,414	(845)	1,569
OTTI losses recognized in other comprehensive income	(3)	1	(2)
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	66,281	(23,198)	43,083
Policy reserves and annuity account values	39,888	(13,961)	25,927
Total other comprehensive loss for the year ended December 31, 2013	$(166,358)	$53,878	$(112,480)

Other comprehensive income for the year ended December 31, 2014:
Unrealized gains on available-for-sale securities	$324,461	$(106,664)	$217,797
Reclassification adjustment for gains included in net income	(18,903)	6,169	(12,734)
OTTI losses recognized in earnings	6,361	(2,226)	4,135
OTTI losses recognized in other comprehensive income	(1,083)	379	(704)
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(96,457)	33,760	(62,697)
Policy reserves and annuity account values	(76,079)	26,628	(49,451)
Total other comprehensive loss for the year ended December 31, 2014	$138,300	$(41,954)	$96,346

Other comprehensive income for the year ended December 31, 2015:
Unrealized losses on available-for-sale securities	$(695,296)	$245,362	$(449,934)
Foreign exchange adjustments on securities recorded at fair value	(13,593)	4,758	(8,835)
Reclassification adjustment for gains included in net income	(89,874)	29,188	(60,686)
OTTI losses recognized in earnings	5,082	(1,779)	3,303
OTTI losses recognized in other comprehensive income	(1,258)	440	(818)
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	217,791	(76,226)	141,565
Policy reserves and annuity account values	177,769	(62,219)	115,550
Total other comprehensive income for the year ended December 31, 2015	$(399,379)	$139,524	$(259,855)

45

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
8. Other Comprehensive Income (Loss) (continued)
Accumulated Other Comprehensive Income

	Foreign	Unrealized
	Currency	Gains (Losses)	Total Other
	Translation	on Available-for-	Comprehensive
	Adjustment	Sale Securities	Income (Loss)
		(In Thousands)

Accumulated other comprehensive income at January 1, 2013	$–	$132,491	$132,491
Other comprehensive loss before reclassifications	–	(58,582)	(58,582)
Amounts reclassified from accumulated other comprehensive income(1)	–	(53,898)	(53,898)
Accumulated other comprehensive income at December 31, 2013		20,011	20,011

Other comprehensive income before reclassifications	–	104,945	104,945
Amounts reclassified from accumulated other comprehensive income(1)	–	(8,599)	(8,599)
Accumulated other comprehensive income at December 31, 2014	–	116,357	116,357

Other comprehensive loss before reclassifications	(8,835)	(193,637)	(202,472)
Amounts reclassified from accumulated other comprehensive income(1)	–	(57,383)	(57,383)
Accumulated other comprehensive loss at December 31, 2015	$(8,835)	$(134,663)	$(143,498)

(1)
The amounts reclassified from accumulated other comprehensive income (loss) for unrealized gains (losses) on available- for-sale securities are included in net realized/unrealized gains (losses) and income tax expense on the consolidated statements of operations.

46

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
9. Employee Benefit Plans
Historically, the Company participated in a profit-sharing and savings plan (the Plan) sponsored by its parent company, SBC. Substantially all employees were eligible under this Plan. Effective January 1, 2015, the Company’s employees became employees of SBBS, which began providing many of the services required by the Company. The Company thus had no employees and made no direct contributions to this plan during 2015. Company contributions charged to operations for the years ended December 31, 2014 and 2013 were $881,000 and $801,000, respectively, and are included on the consolidated statements of operations in commissions and other operating expenses.
Sales incentive compensation expense amounted to $5.3 million, $5.9 million, and $7.1 million for the years ended December 31, 2015, 2014, and 2013, respectively, and is included on the consolidated statements of operations in commissions and other operating expenses.
10. Reinsurance
Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:

	2015	2014	2013
		(In Thousands)
Reinsurance assumed:
Premiums received	$19,523	$23,493	$38,253
Commissions paid	$1,995	$2,521	$3,294
Claims paid	$9,769	$8,221	$9,129
Surrenders paid	$89,464	$96,606	$102,582

47

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
10. Reinsurance (continued)
Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:
	2015	2014	2013
		(In Thousands)
Reinsurance ceded:
Premiums paid	$87,209	$95,500	$136,722
Commissions received	$4,192	$5,138	$7,431
Claim recoveries	$75,471	$71,058	$74,221
Surrenders recovered	$231,706	$280,804	$250,754

The Company is party to a coinsurance agreement with an unrelated party for certain individual fixed annuity and fixed indexed annuity contracts. At the same time the Company entered into this agreement, the Company also entered an indemnity retrocession agreement through a coinsurance funds withheld reinsurance agreement with GLAC, whereby the Company ceded and GLAC assumed the same individual annuity contracts that the Company had coinsured.
The Company has ceded to GLAC reserves of $494.3 million and $522.8 million as of December 31, 2015 and 2014, respectively. These are recorded in policy reserve liability on the consolidated balance sheets.
The Company subsequently entered into an assumption reinsurance agreement to assume the previously mentioned annuity contracts converting those contracts to direct business. The annuity contracts continue to be covered under the indemnity retrocession agreement ceded to GLAC after the contracts are converted to direct business. Annuity contracts having reserves of $333.1 million and $334.4 million have been converted to direct business as of December 31, 2015 and 2014, respectively and ceded to GLAC. Annuity contracts having reserves of $161.2 million and $188.4 million as of December 31, 2015 and 2014, respectively, continue as assumed by the Company from the unrelated party and ceded to GLAC.
The Company ceded, through a 100% coinsurance agreement, a block of approximately 31,000 individual fixed annuity contracts having reserves of $1,725.6 million with Heritage Life Insurance Company (Heritage), a related party. Under this coinsurance agreement, the Company
48

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
10. Reinsurance (continued)
established a funds withheld liability of $1,691.0 million until certain assets, having total fair value equal to the statutory reserves, were transferred to the reinsurer. The segregated assets associated with this coinsurance agreement were subsequently transferred to the reinsurer in February 2013 in satisfaction of the funds withheld liability.
The Company has ceded to Heritage reserves of $1,521.3 million and $1,591.9 million as of December 31, 2015 and 2014, respectively. These are recorded in policy reserve liability on the consolidated balance sheets.
As of December 31, 2015 and 2014, the value of the Company’s funds withheld liability under all its reinsurance agreements was $177.9 million and $234.9 million, respectively.
At December 31, 2015 and 2014, the Company has receivables totaling $2,581.9 million and $2,669.8 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2015 and 2014 was $2,552.0 million and $2,664.5 million, respectively.
As of December 31, 2015 and 2014, the Company had $1,838.7 million and $1,880.0 million, respectively, of reserves that were uncollateralized by the reinsurer.

11. Insurance Liabilities

The major components of policy reserves and annuity account values on the consolidated balance sheets are summarized as follows as of December 31:
	2015	2014
	(In Thousands)

Liabilities for investment-type insurance contracts:
Liabilities for individual annuities	$19,353,589	$17,898,737
Funding agreements	1,520,688	726,139
Other investment-type insurance contracts	1,255	1,512
Total liabilities for investment-type insurance contracts	20,875,532	18,626,388
Life and other reserves	2,628,962	2,716,499
Total policy reserves and annuity account values	$23,504,494	$21,342,887

49

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
11. Insurance Liabilities (continued)
The following is a summary of the account values and net amount at risk, net of reinsurance, for fixed indexed annuity contracts with GMDB invested in the general account as of December 31:

		2015			2014

			Weighted-			Weighted-
	Account	Net Amount	Average	Account	Net Amount	Average
	Value	at Risk	Attained Age	Value	at Risk	Attained Age
			(Dollars in Millions)

Rollup GMDB	$ 690	$ 69	71	$ 661	$ 38	71

The determination of GLWB and GMDB guarantees on fixed indexed annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The Company holds reserves for the GLWB and GMDB guarantees on the fixed indexed annuity contract holders.
As of December 31, 2015 and 2014, the reserve liability for the GLWB guarantee was $443.0 million and $439.9 million, respectively, and the reserve liability for the GMDB guarantee was $15.1 million and $18.1 million, respectively. These reserve liabilities are included in policy reserves and annuity account values.
50

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
11. Insurance Liabilities (continued)
The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:
	2015			2014
	Account Value	Net Amount at Risk	Weighted- Average Attained Age	Account Value	Net Amount at Risk	Weighted- Average Attained Age
			(Dollars in Millions)
Return of premium	$1,506	$26	64	$1,717	$23	64
Reset	128	1	57	138	1	57
Roll-up	138	66	69	162	54	68
Step-up	3,742	66	66	3,929	52	65
Combo	105	28	72	126	23	71
Subtotal	5,619	187	65	6,072	153	65

Enhanced	5	–	69	7	–	69
Total GMDB	$5,624	$187	65	$6,079	$153	65

The determination of the GMDB and GMIB guarantees on variable annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The Company holds reserves and embedded derivatives for GMDB, GMIB, GMAB and GMWB guarantees it provides for the benefit of variable annuity contract holders. The liability for GMDBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2015 and 2014 was $21.6 million and $20.2 million, respectively. The liability for GMIBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2015 and 2014 was $7.7 million and $14.5 million, respectively. The embedded derivative for GMWBs and GMABs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2015 and 2014 was $6.3 million and $8.4 million, respectively. These liabilities are included in policy reserves and annuity account values.
51

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
12. Income Taxes
For the years ended December 31, 2015, 2014, and 2013, the Company filed separate federal income tax returns from SBC. As of January 1, 2016, the Company will be included in a consolidated Non-Life/Life federal income tax return filed by SBC. The Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2012. The Internal Revenue Service is not currently examining any of the Company’s federal tax returns.
The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, DAC, DSI, VOBA, and unrealized capital gains and losses on fixed maturity investments available for sale.
As of December 31, 2015 and 2014, the Company had no gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded no interest expense for unrecognized tax benefits in 2015, 2014 and 2013.
Income tax expense consists of the following for the years ended December 31:

	2015	2014	2013
		(In Thousands)

Current income tax expense	$9,678	$8,571	$28,243
Deferred income tax expense	35,485	40,385	26,781
Income tax expense	$45,163	$48,956	$55,024

From a tax return perspective, the Company has $222.9 million of net operating loss carryforwards. Based on the Internal Revenue Code (IRC) Section 382 limitation calculation, the Company’s use of these net operating carryforwards is limited to $12.0 million per year. The Company believes it will be able to utilize the tax benefits associated with the net operating loss carryforwards.
52

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
The Company also has net operating loss carryforwards in multiple states of approximately $5.4 million that will expire between 2016 and 2030. Due to unitary filing requirements, the Company does not expect to recognize carryforwards expiring in the next five years.
The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows for the years ended December 31:

	2015	2014	2013
		(In Thousands)

Federal income tax expense computed at statutory	$73,832	$62,058	$62,758
rate
Increases (decreases) in taxes resulting from:
Valuation allowance	(31,596)	(28,228)	(28,529)
Dividends received deduction	(4,325)	(3,628)	(4,163)
Credits	–	(582)	(554)
Changes in uncertain tax positions	14,280	12,504	25,587
Prior period adjustments	(2,102)	6,260	(1,384)
Tax exempt interest	(5,427)	(1,336)	(801)
Other	501	1,908	2,110
Income tax expense	$45,163	$48,956	$55,024

“Credits” in the above table primarily result from foreign tax credits. “Other” in the above table includes nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.
53

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
Net deferred income tax assets and liabilities consist of the following as of December 31:

	2015	2014
	(In Thousands)

Deferred income tax assets:
Future policy benefits	$621,594	$704,000
Net operating losses	401	361
Loss carryforward	37,457	57,469
Net unrealized losses on derivatives	6,689	–
Credit carryover	8,666	6,819
Net unrealized capital loss on investments	171,300	–
Rider fee	25,031	20,943
Other	4,981	2,853
Total deferred income tax assets	876,119	792,445
Valuation allowance	(40,436)	(72,032)
Net deferred income tax assets	835,683	720,413

Deferred income tax liabilities:
Deferred policy acquisition costs and deferred	643,694	479,409
sales inducements
Value of business acquired	10,680	11,236
Net unrealized capital gain on investments	41,833	8,839
Net unrealized gain on derivatives	–	75,234
Depreciation	41,865	39,358
Net unrealized deferred gain on investments	–	104,361
Commission accrual	36,092	35,589
Other	20,341	29,248
Total deferred income tax liabilities	794,505	783,274
Net deferred income tax assets (liabilities)	$41,178	$(62,861)

The oldest credit carryover will expire in 2021 and relates to low-income housing tax credits.
54

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
12. Income Taxes (continued)
The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2015 and 2014, the Company recorded a $37.5 million and $57.5 million valuation allowance, respectively, on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. In addition, as of December 31, 2015 and 2014, the Company recorded a valuation allowance of $2.6 million and $2.5 million, respectively, against a deferred tax loss that it does not expect will be recovered. Further, as of December 31, 2015 and 2014, the Company established a valuation allowance of $0 and $12.0 million, respectively, against unrealized built-in losses that are limited under IRC Section 382. The overall decrease in the valuation allowance of $31.6 million was primarily related to the decrease in the valuation allowance related to the sale of securities with unrealized built-in-losses that were limited under IRC Section 382, and the sale of securities which resulted in losses being realized during the year.
13. Fair Value Measurements
Fair Value Hierarchy
In accordance with ASC 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:
Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include certain cash equivalents, certain equity securities and certain separate account assets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market. Level 2 assets include certain cash equivalents, U.S. Treasury notes and bonds, other U.S. government securities, debt
55

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
securities, certain asset-backed and mortgage-backed securities, certain options, certain equity securities, certain short-term investments and forwards that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.
Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models using inputs unobservable in the market, discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances. Level 3 assets include call options that are model-priced by brokers using inputs that are not observable, private placements, structured products, certain equity securities, certain short-term investments, certain debt securities and asset-backed securities priced using broker quotes or other methods that used unobservable inputs, reinsurance derivative assets/liabilities, and certain separate account assets. Level 3 liabilities include embedded derivative instruments.
Determination of Fair Value
Under ASC 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC 820.
Cash equivalents
Cash equivalents include securities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and includes those cash equivalents in Level 2 assets.
56

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)

Fixed Maturity Investments
The fair values of fixed maturity securities in an active and orderly market are determined by utilizing third party pricing services. The Company has regular interactions with its investment advisors to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturity investments with fair values obtained from pricing services, applicable market indices, or internal models with substantially observable inputs are included in Level 2.
The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing unobservable relevant inputs if the Company is not able to utilize observable inputs. These assets are included in Level 3.
Equity securities
Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.
Mortgage loans
Mortgage loans include commercial mortgage loans for which the Company elected the fair value option. The fair value of the mortgage loans is determined through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such loans. These assets are included in Level 3.
57

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)

Short-term investments
Short-term investments include short-term notes receivable. Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such investments. These assets are included in Levels 2 and 3.
Call options and forwards
Certain fair values of call options are valued with models that use market observable inputs, which are included in Level 2. Certain fair values of the call options are valued using broker quotes or through the use of internal option pricing models utilizing significant unobservable inputs, which are included in Level 3. Fair values of forwards are valued using market observable inputs and are included in Level 2.
Separate account assets
Separate account assets include equity securities, investments in notes receivable and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1. The fair value of the investments in private notes within the separate accounts was determined using internal pricing models using inputs unobservable in the market. The fair value for partnerships within the separate accounts was determined through the use of an external third party pricing specialist through the use of the market approach, income approach, and trade data and through the manager’s representation of the fair value of underlying assets all unobservable in the market. The investments in private notes and partnerships are reflected in Level 3.
Reinsurance derivative asset/liability
The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld reinsurance liability under the coinsurance funds withheld arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.
58

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
Embedded derivatives – GMWB and GMAB reserves
The Company records guarantees for annuity contracts containing guaranteed riders for GMABs and GMWBs as derivative instruments. The fair value of the obligation is calculated based on unobservable inputs with actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other assumptions. These liabilities are included in Level 3.
Embedded derivatives – fixed indexed annuity contracts
Fair values of the Company’s embedded derivative component of the fixed indexed annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of call options the Company will purchase in the future to fund index credits beyond the next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.
59

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
Assets and Liabilities Measured and Reported at Fair Value
The following table presents categories reported at fair value as follows:
		December 31, 2015
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)
Assets:
Cash equivalents	$546,200	$521,201	$24,999	$–
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	648,427	–	648,427	–
Obligations of government-sponsored enterprises	624,787	–	624,787	–
Corporate	6,910,784	–	3,967,593	2,943,191
Obligations of foreign governments	35,128	–	35,128	–
Municipal obligations	501,598	–	501,598	–
Commercial mortgage-backed	741,914	–	627,758	114,156
Residential mortgage-backed	230,826	–	227,351	3,475
Collateralized debt obligations	61,781	–	61,673	108
Other debt obligations	6,403,437	–	3,724,845	2,678,592
Total fixed maturity investments	16,158,682	–	10,419,160	5,739,522
Equity securities:
Financial	48,656	–	45,525	3,131
Mutual fund	6,633	6,633	–	–
Government	49,604	–	–	49,604
Total equity securities	104,893	6,633	45,525	52,735

Mortgage loans, fair value option	8,680	–	–	8,680
Short-term investments	390,120	–	75,416	314,704
Call options	340,410	–	340,410	–
Forwards	4,664	–	4,664	–
Reinsurance derivative asset	5,115	–	–	5,115
Separate account assets	5,180,507	3,686,555	–	1,493,952
Total assets	$22,739,271	$4,214,389	$10,910,174	$7,614,708

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$10,632	$–	$–	$10,632
Fixed indexed annuity contracts	946,809	–	–	946,809
Total liabilities	$957,441	$–	$–	$957,441

60

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

		December 31, 2014
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)
Assets:
Cash equivalents	$1,295,123	$1,281,168	$13,955	$–
Fixed maturity investments:
U.S. Treasury securities and other U.S.	765,090	–	765,090	–
government corporations and agencies
Obligations of government-sponsored	641,368	–	626,465	14,903
enterprises
Corporate	6,050,953	–	3,736,871	2,314,082
Obligations of foreign governments	15,567	–	15,567	–
Municipal obligations	515,184	–	515,184	–
Commercial mortgage-backed	679,179	–	620,356	58,823
Residential mortgage-backed	245,257	–	243,816	1,441
Collateralized debt obligations	55,600	–	50,424	5,176
Other debt obligations	4,475,366	–	1,806,256	2,669,110
Total fixed maturity investments	13,443,564	–	8,380,029	5,063,535
Equity securities:
Financial	92,542	–	90,017	2,525
Mutual fund	6,780	6,780	–	–
Government	13,813	–	13,813	–
Warrants	21	–	–	21
Total equity securities	113,156	6,780	103,830	2,546

Mortgage loans, fair value option	15,810	–	–	15,810
Short-term investments	87,374	–	25,000	62,374
Call options	660,424	–	607,692	52,732
Forwards	1,746	–	1,746	–
Reinsurance derivative asset	3,689	–	–	3,689
Separate account assets	5,692,529	4,228,209	–	1,464,320
Total assets	$21,313,415	$5,516,157	$9,132,252	$6,665,006

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$12,035	$–	$–	$12,035
Fixed indexed annuity contracts	1,059,965	–	–	1,059,965
Total liabilities	$1,072,000	$–	$–	$1,072,000

61

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)

 Changes in Level 3 Fair Value Measurements
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2015 is as follows:
		Total Realized/Unrealized					Change in
		Gains and Losses					Unrealized
	Balance at January 1, 2015	Included in Net Income(1)	Included in Other Comprehensive Income(3)	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2015	Gains (losses) in Net Income for Positions Still Held
				(In Thousands)
Assets:
Fixed maturity investments:
Obligation of government-
sponsored enterprises	$14,903	$17	$(3,088)	$(11,832)	$–	$–	$–
Corporate	2,287,043	(634)	954,796	(365,613)	67,599	2,943,191	(178)
Commercial mortgage-backed	58,823	2,979	(1,857)	53,777	434	114,156	31
Residential mortgage-backed	1,441	45	(228)	2,217	–	3,475	–
Collateralized debt obligations	5,176	(16)	(89)	(4,963)	–	108	(19)
Other debt obligations	2,696,149	12,744	1,329,238	(1,300,612)	(58,927)	2,678,592	180
Total fixed maturity investments	5,063,535	15,135	2,278,772	(1,627,026)	9,106	5,739,522	14

Equities:
Financial	2,525	–	(1,042)	1,648	–	3,131	–
Government	–	–	–	49,604	–	49,604	–
Warrants	21	15	(21)	(15)	–	–	–
Total equity securities	2,546	15	(1,063)	51,237	–	52,735	–
Mortgage loans, fair value option	15,810	(798)	777	(7,109)	–	8,680	777
Short-term investments	62,374	(2,436)	831	253,935	–	314,704	–
Call options	52,732	(16,055)	–	(36,677)	–	–	(10,910)
Interest rate swaps	–	–	–	–	–	–	–
Reinsurance derivative asset	3,689	1,426	–	–	–	5,115	–
Separate account assets(2)	1,464,320	(140,020)	–	169,652	–	1,493,952	–
Total assets	$6,665,006	$(142,733)	$2,279,317	$(1,195,988)	$9,106	$7,614,708	$(10,119)

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$12,035	$(1,403)	$–	$–	$–	$10,632	$–
Fixed indexed annuity contracts	1,059,965	(214,722)	–	101,566	–	946,809	–
Total liabilities	$1,072,000	$(216,125)	$–	$101,566	$–	$957,441	$–

(1)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)
Both realized gains (losses) and unrealized gains (losses) on available-for-sale securities are generally reported in net unrealized and realized gains (losses) on available-for-sale securities in the consolidated statements of comprehensive income.

62

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2015 is as follows:

	Purchases	Issuances	Sales	Settlements	Net
			(In Thousands)
Assets:
Fixed maturity investments:
Obligations of government-
sponsored enterprises	$266	$–	$12,098	$–	$(11,832)
Corporate	937,980	–	1,303,593	–	(365,613)
Commercial mortgage-backed	154,010	–	100,233	–	53,777
Residential mortgage-backed	3,477	–	1,260	–	2,217
Collateralized debt obligations	72	–	5,035	–	(4,963)
Other debt obligations	558,203	–	1,858,815	–	(1,300,612)
Total fixed maturity investments	1,654,008	–	3,281,034	–	(1,627,026)

Equity securities:
Financial	1,889	–	241	–	1,648
Government	56,014	–	6,410	–	49,604
Technology	–	–	–	–	–
Industrial	–	–	–	–	–
Warrants	–	–	15	–	(15)
Total equity securities	57,903	–	6,666	–	51,237

Mortgage loans, fair value option	–	–	7,109	–	(7,109)
Short-term investments	316,475	–	62,540	–	253,935
Call options	–	–	36,677	–	(36,677)
Separate account assets	–	169,652	–	–	169,652
Total assets	$2,028,386	$169,652	$3,394,026	$–	$(1,195,988)

Liabilities:
Embedded derivatives:
Fixed indexed annuity contracts	$–	$114,986	$–	$(13,420)	$101,566
Total liabilities	$–	$114,986	$–	$(13,420)	$101,566

63

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2014 is as follows:
		Total Realized/Unrealized					Change in
		Gains and Losses					Unrealized
	Balance at January 1, 2014	Included in Net Income(1)	Included in Other Comprehensive Income(3)	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2014	Gains (losses) in Net Income for Positions Still Held
				(In Thousands)
Assets:
Fixed maturity investments:
Obligation of government-
sponsored enterprises	$7,550	$(48)	$3,152	$4,249	$-	$14,903	$–
Corporate	1,032,609	(1,647)	38,788	1,213,132	4,161	2,287,043	(3,976)
Commercial mortgage-backed	140,590	171	14,071	19,857	(115,866)	58,823	17
Residential mortgage-backed	1,403	168	94	(224)	–	1,441	–
Collateralized debt obligations	37,535	1,708	444	(16,611)	(17,900)	5,176	27
Other debt obligations	1,652,580	3,060	(18,562)	1,176,331	(117,260)	2,696,149	38
Total fixed maturity investments	2,872,267	3,412	37,987	2,396,734	(246,865)	5,063,535	(3,894)

Equities:
Financial	2,550	167	(25)	(167)	–	2,525	–
Government	960	–	–	(960)	–	–	–
Technology	1,530	–	158	(1,688)	–	–	–
Warrants	281	(271)	11	–	–	21	–
Total equities	5,321	(104)	144	(2,815)	–	2,546	–

Mortgage loans, fair value option	40,020	(86)	–	(24,124)	–	15,810	64
Short-term investments	343,062	(720)	(494)	15,367	(294,841)	62,374	–
Call options	230,075	98,108	–	(68,234)	(207,217)	52,732	19,097
Interest rate swaps	125	(125)	–	–	–	–	–
Reinsurance derivative asset	15,203	(11,514)	–	–	–	3,689	(11,514)
Separate account assets(2)	1,030,844	493,825	–	(60,349)	–	1,464,320	–
Total assets	$4,536,917	$582,796	$37,637	$2,256,579	$(748,923)	$6,665,006	$3,753

64

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
		Total Realized/Unrealized					Change in
		Gains and Losses					Unrealized
	Balance at January 1, 2014	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2014	Gains (losses) in Net Income for Positions Still Held
				(In Thousands)

Liabilities:
Embedded derivatives:
GMWB and GMAB	$9,077	$2,958	$–	$–	$–	$12,035	–
reserves
Fixed indexed annuity
contracts	678,552	41,981	–	339,432	–	1,059,965	–
Total liabilities	$687,629	$44,939	$–	$339,432	$–	$1,072,000	$–

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Both realized gains (losses) and unrealized gains (losses) on available-for-sale securities are generally reported in net unrealized and realized gains (losses) on available-for-sale securities in the consolidated statements of comprehensive income.
65

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2014 is as follows:
	Purchases	Issuances	Sales	Settlements	Net
			(In Thousands)
Assets:
Fixed maturity investments:
Obligations of government-
sponsored enterprises	$11,831	$–	$7,582	$–	$4,249
Corporate	2,005,393	–	792,261	–	1,213,132
Commercial mortgage-backed	45,695	–	25,838	–	19,857
Residential mortgage-backed	584	–	808	–	(224)
Collateralized debt obligations	673	–	17,284	–	(16,611)
Other debt obligations	2,562,006	–	1,385,675	–	1,176,331
Total fixed maturity investments	4,626,182	–	2,229,448	–	2,396,734

Equities:
Financial	481	–	648	–	(167)
Government	5,675	–	6,635	–	(960)
Technology	–	–	1,688	–	(1,688)
Industrial	1	–	1	–	–
Warrants	271	–	271	–	–
Total equities	6,428	–	9,243	–	(2,815)

Mortgage loans, fair value option	–	–	24,124	–	(24,124)
Short-term investments	327,866	–	312,499	–	15,367
Call options	42,895	–	111,129	–	(68,234)
Separate account assets	–	93,101	–	153,450	(60,349)
Total assets	$5,003,371	$93,101	$2,686,443	$153,450	$2,256,579

Liabilities:
Embedded derivatives:
Fixed indexed annuity
contracts	$–	$347,812	$–	$8,380	$339,432
Total liabilities	$–	$347,812	$–	$8,380	$339,432

66

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)

Transfers
Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2015 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2

			(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$–	$–	$–	$86,555	$–	$18,956
Commercial mortgage-backed	–	–	–	532	–	98
Other debt obligations	–	–	–	14,126	–	73,053
Total fixed maturity investments	–	–	–	101,213	–	92,107
Call options	–	–	–	–	–	-
Total assets	$–	$–	$–	$101,213	$–	$92,107

Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2014 are as follows:
	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
			(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$–	$–	$–	$94,116	$–	$89,955
Commercial mortgage-backed	–	–	–	497	–	116,363
Residential mortgage-backed	–	–	–	5,002	–	22,902
Other debt obligations	–	–	–	67,012	–	184,272
Total fixed maturity investments	–	–	–	166,627	–	413,492

Call options	–	–	–	–	–	207,217
Total assets	$–	$–	$–	$166,627	$–	$620,709

During 2015 and 2014, the majority of assets transferred into and out of Level 3 included those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor, or incurred changes to the observability of inputs or valuation techniques.
The transfers between levels are determined as of the end of the period for which the transfer is completed.
67

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
Quantitative Information about Level 3 Fair Value Measurements
The following table provides quantitative information about the significant unobservable inputs used for fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.
	As of December 31, 2015
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
		(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$2,417,363	Discount Model	Credit Spread	86 - 1,269 [363] basis
				points (bps)
	68,211		Discount Rate	7.3% - 13.8% [9.8%]
	79,696	Underlying Pricing Model	Underlying Market Value	86 - 99 [96]
	17,508		Credit Spread	210 - 260 [241] bps
	29,762	Trade Price	Trade Price	100
	8,438	Market Comparables	Credit Spread	12% - 14% [13%]
			Yield	155 - 291 [229]
			Loan to Cash Value	2.5x
	441	Distressed Pricing	Distressed Pricing	2 - 71 [18]
Commercial mortgage-backed	14,189	Discount Model	Credit Spread	325 - 372 [358] bps
Other debt obligations	1,719,085	Discount Model	Credit Spread	145 - 1,177 [259] bps
	199,517	Underlying Pricing Model	Market Value of Underlying Investments	90 - 91 [90]
	5,189	Residual Equity	Residual Equity
Total fixed maturities	4,559,399
Equity securities - Financial	481	Market Comparables	Market Comparables	73
Mortgage loans, at fair value	8,680	Underlying Pricing Model	Credit Spread	100 - 400 [217] bps
Short-term investments	301,978	Short Term Loan	Par
	12,726	Trade Price	Trade Price	100

Reinsurance derivative asset	5,115	See Note (1)
Separate account assets	1,493,952	Revenue Multiples	Projected Revenues	5.5x - 6.0x [4.75x]
		Discounted Cash Flow	Discount Rate	370 - 825 [424] bps
		Land Sale Comparison	Value per Buildable Square Footage	$21.84 - 325 [190.85]
		Stale Price	Par
		See Note (2)
		See Note (3)
Total assets	$6,382,331

68

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)
		As of December 31, 2015
	Assets /			Input/Range of
	Liabilities			Inputs
	Measured at	Valuation		[Weighted
	Fair Value	Technique(s)	Unobservable Input Description	Average]
	(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$10,632	Discounted cash flow	Credit spread	1.35%
			Long-term equity market volatility	Market Consistent
			Risk margin	5.00%
Fixed index annuity contracts	946,809	Discounted cash flow	Credit spread	1.35%
			Risk margin	0.13% – 0.17%
Total liabilities	$957,441

69

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)

	As of December 31, 2014
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
		(In Thousands)
Assets:
Fixed maturities:
Corporate	$1,684,025	Discounted cash flow	Credit spread	106-665 [360] basis points
				(bps)
	20,201		Discount rate	7.0% - 10.0% [8.8%]
	30,493	Market comparables	Earnings before interest, taxes	7.0x - 14.2x [10.9x]
			depreciation and amortization
			(EBITDA) multiple
	2,774		Liquidity adjustment	100 bps
	61,827	Stale price	Trade price / vendor price	100
	261	Recovery analysis	Expected recovery price	3.00-9.00 [7.00]
Commercial mortgage-backed	5,005	Discounted cash flow	Credit spread	275 – 485 [472] bps
Residential mortgage-backed	1,441	Odd lot discount	Discount rate	5.00%
Other debt obligations	1,361,557	Discounted cash flow	Credit spread	218 - 665 bps [398] bps
	299,395		Yield	6.45% - 9.0% [8.67%]
	136,000	Stale price	Trade price	100
Total fixed maturities	3,602,979
Mortgage loans, at fair value	15,810	Discounted cash flow	Credit spread	190 – 450 [369] bps
Short-term investments	294,842	Stale price	Par
	60,000	Short term loan	Par
	2,374	Market comparables	EBITDA	8x
Reinsurance derivative asset	3,689	See Note (1)
Separate account assets	1,464,320	Revenue Multiples	Projected revenues	4.5– 5.5x [5x]
		Discounted cash flow	Discount rate	370 – 780 [414] bps
		Market comparables	Price per square foot	$21.84 - $295.00 [$216.38]
		Stale price	Par
		See Note (3)
Total assets	$5,444,014	See Note (2)

70

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

			As of December 31, 2014
	Assets /			Input/Range of
	Liabilities			Inputs
	Measured at	Valuation	Unobservable Input	[Weighted
	Fair Value	Technique(s)	Description	Average]
		(In Thousands)
Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$12,035	Discounted cash	Credit spread	1.19%
		flow
			Long-term equity market	Market Consistent
			volatility
			Risk margin	5.00%
Fixed index annuity	1,059,965	Discounted cash	Credit spread	1.19%
contracts		flow
			Risk margin	0.13% – 0.17%
Total liabilities	$1,072,000

(1)
 Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and the fair value of the investment guarantee embedded derivative (see Note 4).

(2)	The table above excludes certain securities for which the fair value of $1,232.4 million and $1,515.8 million as of December 31, 2015 and 2014, respectively, was based on non-binding broker quotes.
(3)
 Separate account investments in partnerships for which the fair value as of December 31, 2015 and 2014 was determined through the manager’s representation of the fair value of the underlying investments.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of embedded derivatives. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals.
71

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly decrease or increase, respectively. Increases or decreases in the Company’s credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.
72

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:

	December 31, 2015
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)
Assets (liabilities)
Mortgage loans	$1,300,795	$1,314,719 $	$–	$–	$1,314,719
Notes receivable from related parties	2,568,594	2,568,594	–	–	2,568,594
Policy loans	427,393	440,478	–	–	440,478
Business -owned life insurance	19,914	19,914	–	–	19,914
Company-owned life insurance	23,829	23,829	–	–	23,829
Supplementary contracts without life
contingencies	(22,794)	(19,734)	–	–	(19,734)
Individual and group annuities	(5,180,134)	(5,020,932)	–	–	(5,020,932)
Debt from consolidated VIEs	(425,732)	(373,136)	–	–	(373,136)
Notes payable related to commission
assignments	(97,095)	(97,095)	–	–	(97,095)
Surplus notes payable	(129,535)	(162,836)	–	–	(162,836)
Long-term debt SAILES 2-0, LLC	(84,359)	(85,955)	–	–	(85,955)
Mortgage debt	(24,041)	(23,985)	–	–	(23,985)
Repurchase agreements	(727,712)	(727,712)	(727,712)	–	–
Separate account liabilities	(5,180,507)	(5,180,507)	(3,686,555)	–	(1,493,952)

73

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

13. Fair Value Measurements (continued)

	December 31, 2014
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
		(In Thousands)
Assets (liabilities)
Mortgage loans	$538,551	$558,706 $	$–	$–	$558,706
Notes receivable from related parties	2,158,078	2,158,078	–	–	2,158,078
Policy loans	413,188	425,401	–	–	425,401
Business-owned life insurance	20,266	20,266	–	–	20,266
Company-owned life insurance	23,606	23,606	–	–	23,606
Supplementary contracts without life
contingencies	(9,539)	(10,377)	–	–	(10,377)
Individual and group annuities	(4,611,973)	(4,485,467)	–	–	(4,485,467)
Debt from consolidated VIEs	(361,428)	(343,588)	–	–	(343,588)
Notes payable related to commission
assignments	(106,550)	(106,550)	–	–	(106,550)
Surplus notes payable	(127,467)	(167,567)	–	–	(167,567)
Long-term debt SAILES 2-0, LLC	(90,742)	(95,316)	–	–	(95,316)
Mortgage debt	(26,911)	(27,132)	–	–	(27,132)
Repurchase agreements	(241,195)	(241,195)	(241,195)	–	–
Separate account liabilities	(5,692,529)	(5,692,529)	(4,228,209)	–	(1,464,320)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:
Mortgage loans – The carrying amounts of the residential mortgage loans reported on the consolidated balance sheets approximate their fair values. Fair values of the commercial mortgage loans not held under fair value option are estimated using discounted cash flow analyses based on a variety of factors, including credit spreads, duration of the loans and prepayment terms and assumptions.
Notes receivable from related parties – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair value.
Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.
74

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
Business-owned life insurance and company-owned life insurance – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair value.
Supplementary contracts without life contingencies – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing on the consolidated balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.
Individual and group annuities – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing on the consolidated balance sheets.
Debt from consolidated VIEs – Fair values are estimated using discounted cash flow analyses.
Notes payable related to commission assignments – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair values.
Surplus notes payable, long-term debt and mortgage debt – Fair values are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.
Repurchase agreements – The carrying amounts reported on the consolidated balance sheets for these instruments approximate their fair values.
75

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
13. Fair Value Measurements (continued)
Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.
14. Commitments and Contingencies
In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $29.4 million and $11.0 million at December 31, 2015 and 2014, respectively, over the next several years as required by the general partner.
As of December 31, 2015 and 2014, the Company had committed up to $667.0 million and $139.5 million, respectively, in unfunded bridge loans, unfunded revolvers, and other private investments.
Expected future minimum rent income related to the noncancelable portion of the FHLB and SAILES operating leases (see Note 1) to be received as of December 31 are as follows (in thousands):
2016	$17,353
2017	17,353
2018	16,637
2019	16,398
2020	16,398
Thereafter	68,325

The amounts received under both leases are recorded in other revenues on the consolidated statement of operations.
Guarantees of related parties: The Company provided payment guarantees on behalf of its related party, se2, LLC (se2), to certain se2 customers for all obligations and liabilities arising or incurred under the third-party administration agreements between such customers and se2.
76

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
14. Commitments and Contingencies (continued)
Other legal and regulatory matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.
Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.
15. Debt
Line of Credit
At December 31, 2015, the Company has access to a $146.0 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (.50% at December 31, 2015). The Company had no borrowings under this line of credit at December 31, 2015 and 2014. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities and commercial mortgage loans, not already pledged as collateral under existing contracts as of December 31, 2015.
The Company has outstanding surplus notes with a carrying value of $129.5 million and $127.5 million at December 31, 2015 and 2014, respectively. The surplus notes consist of $50.0 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100.0 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.
77

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
15. Debt (continued)
Gennessee Insurance Agency, LLC had short-term notes outstanding with related parties as of December 31, 2015 and 2014, of $44.2 million and $51.3 million, respectively, which bear interest with rates ranging from 6.0% to 9.0%, and with maturities ranging from January 20, 2016 to January 31, 2017. The Company paid interest on these notes of $3.7 million and $3.5 million for the years ended December 31, 2015 and 2014, respectively.
Dunbarre Insurance Agency, LLC had short-term notes outstanding with related parties as of December 31, 2015 and 2014 of $52.9 million and $55.3 million, respectively, which bear interest with rates ranging from 8.0% to 9.0%, with maturities ranging from January 30, 2016 to July 31, 2016. The Company paid interest on these notes of $5.2 million and $1.7 million during the years ended December 31, 2015 and 2014, respectively.
On February 28, 2013, SAILES entered into a long-term note of $111.9 million due to SAIL Finance LLC, a related party, to finance the commercial airplane, which is due February 28, 2025. The note bears interest at 6.0% per annum, with quarterly payments. The loan amortizes quarterly in arrears to the final maturity date.
At December 31, 2015, future principal payments for the years ending December 31 are as follows (in thousands):
2016	$7,057
2017	7,490
2018	7,950
2019	8,437
2020	8,955
Thereafter	44,470
$84,359

Mortgage Debt
The primary mortgage financing for the Company’s home office property was arranged through FHLB, which also occupies a portion of the premises. The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600, including $62,805 applicable to the portion of the building leased to FHLB.

78

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
15. Debt (continued)
At December 31, 2015, consolidated future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):
2016	$3,040
2017	3,265
2018	3,492
2019	3,734
2020	3,994
Thereafter	6,516
$24,041

Interest expense as presented on the consolidated statement of operations consisted of the following for the year ended December 31:
	2015	2014	2013
		(In Thousands)
Debt/notes payable:
Surplus note interest	$13,893	$13,665	$13,462
Consolidated VIE interest	23,848	3,402	–
Commission assignment interest	9,347	5,247	1,585
SAILES interest	5,802	6,245	5,550
Mortgage interest	1,710	1,908	2,081
Total debt/notes payable interest	54,600	30,467	22,678
Repurchase agreement interest	2,399	640	1,430
Other interest	7	(150)	287
Total	$57,006	$30,957	$24,395

16. Related-Party Transactions
There are numerous transactions between the Company and entities related to the Company. Following are those the Company considers material (0.5% of assets for investment related transactions) that are not otherwise discussed (see Notes 1, 2 and 10).
The Company occasionally receives loan representation fees, origination fees, and commitment fees for performing activities related to the creation of a new loan. These fees are deferred and amortized into income over the life of the loan. The Company received $3.6 million and

79

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
16. Related-Party Transactions (continued)
$461,000 for the years ended December 31, 2015 and 2014, respectively, in fees from related parties. The Company recognized income for these fees of $345,000 and $15,000 for the years ended December 31, 2015 and 2014, respectively, which is included in other revenues on the consolidated statements of operations.
The Company paid $17.3 million and $5.9 million for the years ended December 31, 2015 and 2014, respectively, for loan origination costs with related parties. These loan origination costs are deferred and amortized over the life of the loan. The Company recognized amortization expense of $834,000 and $36,000 for the years ended December 31 2015, and 2014, respectively, which is included in commissions and other operating expenses on the consolidated statements of operations.
As of December 31, 2015 and 2014, the Company had the following investments in related parties with interest rates ranging from 3.2% to 11.0% and maturity dates ranging from January 2016 through November 2019. These investments are included in notes receivable from related parties on the consolidated balance sheets:

	2015	2014
	(In Thousands)

Note Funding 1892, LLC	$428,460	$399,833
ASC Holdings, LLC	206,200	–
Four Six Four Aircraft, LLC	220,245	51,830
LSBF Holdings, LLC	260,000	–
PD Holdings, LLC	174,389	–
Cain Hoy Enterprises, LLC	275,500	287,359
BA Seattle Aviation, LLC	–	372,917
SBC Funding, LLC	–	331,020
NF-GPIM, LLC	–	233,120
SBC Funding II, LLC	253,762	216,361
Other	750,038	265,638
	$2,568,594	$2,158,078

80

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
16. Related-Party Transactions (continued)
As of December 31, 2015 and 2014, the Company had investments in the following various investment vehicles managed by related parties. These are included in fixed maturity investments available for sale on the consolidated balance sheets.

	2015	2014
	(In Thousands)

5180 CLO LP	$5,189	$216,866
Hempstead CLO LP	111,039	430,364

As of December 31, 2015 and 2014, the Company had the following individually material investments in other related parties. These investments are included in fixed maturity investments available for sale on the consolidated balance sheets.

	2015	2014
	(In Thousands)

Cain Hoy Enterprises, LLC	$266,548	$–
Delaware Life Insurance Company	211,789	255,363
Efland Funding, LLC	273,412	245,256
5180-2 CLO LP	642,989	–
SBC Funding, LLC	463,519	–
American Media Productions, LLC	270,760	400,000

The Company has contracted with Guggenheim Partners Investment Management (GPIM) to perform investment advisory services. The Company paid fees of $27.2 million, $21.5 million, and $15.9 million associated with the services performed for the years ended December 31, 2015, 2014, and 2013, respectively. These fees are included in commissions and other operating expense on the consolidated statements of operations.
The Company entered into commission assignment agreements with Searcy Insurance Agency, LLC, South Blacktree Agency, LLC, and Saganaw Insurance Agency, LLC, affiliated companies, making payments of $138.9 million, $141.5 million, and $66.8 million for the years ended December 31, 2015, 2014, and 2013, respectively.
81

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
16. Related-Party Transactions (continued)
The Company received payments under administrative service agreements of $11.2 million, $12.9 million, and $13.7 million from affiliate sponsored mutual funds, for the years ended December 31, 2015, 2014 and 2013, respectively. These fees are included in asset based fees on the consolidated statement of operations.
The Company received $16.0 million, $15.2 million, and $13.6 million for the years ended December 31, 2015, 2014, and 2013, respectively, from related parties for distribution support fees based on asset values. These fees are included in other revenues on the consolidated statement of operations.
The Company paid $121.2 million, $67.8 million, and $62.5 million for the years ended December 31, 2015, 2014, and 2013, respectively, to various other related parties for providing management and administrative services. These fees are included in commissions and other operating expenses on the consolidated statements of operations.
The Company received $400.0 million and $325.0 million as capital contributions from SBC during 2015 and 2014, respectively. The Company paid $0 and $118.4 million in dividends to SBC in 2015 and 2014, respectively.
17. Statutory Financial Information and Regulatory Net Capital Requirements
The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department (the Department). The State of Kansas has adopted the National Association of Insurance Commissioners’ statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.
The State of Kansas has granted its approval of permitted accounting practices for one year call options and multi-year call options that differ from NAIC SAP which allow the Company, to the extent the hedging program is and continues to be economically effective, to report call options at amortized cost. In addition, the corresponding reserve liabilities that are hedged by the call options are calculated under Actuarial Guideline (AG) 35, whereas the permitted practices allow the reserves to assume the market value of the eligible derivative assets associated with the
82

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)
current interest crediting periods to be zero. At the conclusion of each interest crediting period, interest credited is reflected in reserves as realized. These permitted practices will expire on September 30, 2016, unless extended by the Commissioner of the Kansas Insurance Department.
As a result of these permitted practices, statutory surplus increased $75.8 million and decreased $139.7 million as of December 31, 2015 and 2014, respectively.
The Company offers riders on its fixed indexed annuities (FIAs) which provide for future withdrawal and death benefits. In accordance with the NAIC’s Accounting Practices and Procedures Manual, the FIAs with riders should be reserved for under the revised Actuarial Guideline 33 (AG33). In 2012, the Company requested and received approval from the Kansas Insurance Department to use an alternative methodology to reserve for these contracts under the Practical Considerations section of AG33. The reserve held at December 31, 2015 for FIAs with riders issued prior to February 1, 2015 was based on Actuarial Guideline 43 (AG43), the approved alternative method for these contracts. AG43 is a principles based reserving methodology which requires ongoing review of and updates to the assumptions. The Company closely monitors developing experience on this type of business as well as any new emerging industry information. The Company adjusts its AG43 assumptions when it determines it is reasonable and appropriate and reports the results of its experience analysis to the Department. During the fourth quarter 2014 review of the Company’s AG43 statutory reserving assumptions and methodology with respect to FIAs with riders, management determined certain lapse, income utilization and investment assumptions should be strengthened over time. The Company recorded a portion of the reserve increase in 2014 and the Company and the Kansas Insurance Department agreed to phase-in the remaining reserve increase related to strengthening these assumptions over a five year period from 2015 to 2019.  Specifically, the Company recorded an after-tax adjustment of $16.3 million per quarter during 2015, and will record $16.3 million for the first two quarters of 2016, $12.2 million for the next four quarters, and $8.1 million for the last ten quarters. For FIAs with riders issued on or after February 1, 2015, the AG33 reserving methodology will be utilized.
Statutory capital and surplus, including surplus notes (see Note 15) of the insurance operations, were $1,286.4 million and $1,301.5 million at December 31, 2015 and 2014, respectively. Statutory net income of the insurance operations was $75.4 million, $122.1 million, and $163.6 million for the years ended December 31, 2015, 2014, and 2013, respectively.
83

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
17. Statutory Financial Information and Regulatory Net Capital Requirements (continued)
Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.
At December 31, 2015, the Company’s statutory adjusted capital per the RBC calculation is $1,640.9 million as compared to its company action level RBC of $436.8 million and its authorized control level RBC of $218.4 million.
The Company may not, without notice to the Commissioner and (A) the expiration of 30 days without disapproval by the Commissioner or (B) the Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. Any dividends paid must be paid from unassigned surplus. In 2016, the Company is not allowed to pay dividends without the approval or non-disapproval of the Commissioner.
SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to related parties, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.
At December 31, 2015, SDI had net capital of $11.0 million, which was $9.6 million in excess of its required net capital of $1.4 million. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SDI’s ratio of aggregate indebtedness to net capital was 1.94 to 1 at December 31, 2015.
84

Security Benefit Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)
18. Subsequent Events
Subsequent events have been evaluated through April 29, 2016, which is the date the financial statements were issued.
85

Exhibits and Financial Statement Schedules

Security Benefit Life Insurance Company and Subsidiaries
Exhibits and Financial Statement Schedules
Years Ended December 31, 2015, 2014, and 2013

Contents
Report of Independent Auditors on Schedules	86
Exhibits and Financial Statement Schedules
Schedule I – Summary of Investments Other Than Investments in Related Parties as
of December 31, 2015	87
Schedule III – Supplementary Insurance Information as of December 31, 2015, 2014,
and 2013 and for Each of the Years Then Ended	88
Schedule IV – Reinsurance as of December 31, 2015, 2014, and 2013 and for Each of
the Years Then Ended	89

Report of Independent Auditors on Schedules
The Board of Directors
 Security Benefit Life Insurance Company
We have audited the consolidated balance sheets of Security Benefit Life Insurance Company and subsidiaries (the Company), a wholly owned subsidiary of Security Benefit Corporation, as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2015, and have issued our report thereon dated April 29, 2016 (included elsewhere in this Registration Statement). Our audits also included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion based on our audits.
In our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.
April 29, 2016

86

Security Benefit Life Insurance Company and Subsidiaries
     Schedule I – Summary of Investments Other Than Investments in Related Parties
As of December 31, 2015

	December 31, 2015
			Amount at which
			shown in the
			balance sheet
	Cost adjusted for	Value adjusted	adjusted for
	related party	related party	related party
Securities available-for-sale:		(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$641,550	$644,176	$644,176
Obligations of government-sponsored
enterprises	608,618	621,944	621,944
Corporate	3,436,154	3,458,851	3,458,851
Foreign governments	35,000	35,128	35,128
Municipal obligations	481,156	497,876	497,876
Commercial mortgage-backed	715,530	721,840	721,840
Residential mortgage-backed	231,878	228,686	228,686
Collateralized debt obligations	55,569	58,067	58,067
Other debt obligations	6,705,831	6,362,280	6,362,280
Total fixed maturities	$12,911,286	$12,628,848	$12,628,848

Equity securities:
Financial	$44,213	$46,567	$46,567
Mutual fund	8,324	6,633	6,633
Government	49,604	49,604	49,604
Total equity securities	$102,141	$102,804	$102,804

Securities Fair Value Option:
Fixed maturities	$146,463	$145,005	$145,005
Equity securities	1,614	1,608	1,608
Mortgage loans	7,997	8,680	8,680

Notes receivable from related parties	–	–	–
Mortgage loans	1,188,765	1,211,277	1,188,765
Policy loans	427,393	327,947	99,446
Cash and cash equivalents	584,481	584,481	584,481
Short-term investments	390,120	390,120	390,120
Call options	340,410	340,410	340,410
Other invested assets	182,633	182,633	182,633
	$16,283,303	$15,923,813	$15,672,800

See accompanying Report of Independent Auditors

87

     Security Benefit Life Insurance Company and Subsidiaries
Schedule III – Supplementary Insurance Information
As of December 31, 2015, 2014, and 2013 and for Each of the Years Then Ended

	Deferred	Future policy		Other policy
	policy	benefits, losses,		claims and
	acquisition	claims and loss	Unearned	benefits
	cost	expenses	premiums	payable
		(In Thousands)
As of December 31, 2015:
Life insurance	$1,016,929	$23,017,006	$–	$487,488
As of December 31, 2014:
Life insurance	629,962	20,850,164	–	492,723
As of December 31, 2013:
Life insurance	323,673	16,877,389	–	156,351

				Amortization
			Benefits,	of deferred
			claims, losses	policy	Other
	Premium	Net investment	and settlement	acquisition	operating
	revenue	income	expenses	costs	expenses
		(In Thousands)

As of December 31, 2015:
Life insurance	$154,231	$908,909	$304,345	$51,947	$226,705
As of December 31, 2014:
Life insurance	110,237	724,572	571,731	148,952	196,321
As of December 31, 2013:
Life insurance	49,533	470,069	367,008	62,062	170,960

See accompanying Report of Independent Auditors

88

     Security Benefit Life Insurance Company and Subsidiaries
Schedule IV – Reinsurance
As of December 31, 2015, 2014, and 2013 and for Each of the Years Then Ended

			2015
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)

Life insurance in force	$2,553,992	$2,548,993	$64,433	$69,432	93%
Premiums:
Life insurance	24,619	24,664	885	840	105%
Annuity	2,317,627	63,234	15,443	2,269,836	1%
Accident and health insurance	–	–	1	1	100%
Total premiums	$2,342,246	$87,898	$16,329	$2,270,677	1%

			2014
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)

Life insurance in force	$2,669,554	$2,664,513	$69,853	$74,894	93%
Premiums:
Life insurance	25,273	25,359	1,218	1,132	108%
Annuity	5,111,797	70,586	18,908	5,060,119	0%
Accident and health insurance	–	–	2	2	100%
Total premiums	$5,137,070	$95,945	$20,128	$5,061,253	0%

			2013
					Percent of
					amount
		Ceded to other	Assumed from		assumed to
	Gross amount	companies	companies	Net amount	net
		(Dollars In Thousands)

Life insurance in force	$2,800,780	$2,795,805	$70,485	$75,460	93%
Premiums:
Life insurance	26,350	26,432	1,697	1,615	105%
Annuity	6,284,947	127,906	33,236	6,190,277	1%
Accident and health insurance	–	–	2	2	100%
Total premiums	$6,311,297	$154,338	$34,935	$6,191,894	1%

See accompanying Report of Independent Auditors

89

Financial Statements

Variable Annuity Account XIV -
SecureDesigns Variable Annuity
Year Ended December 31, 2015
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -
SecureDesigns Variable Annuity

Financial Statements

Year Ended December 31, 2015

Contents
Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	3
Statements of Operations	22
Statements of Changes in Net Assets	41
Notes to Financial Statements	73
1. Organization and Significant Accounting Policies	73
2. Variable Annuity Contract Charges	83
3. Summary of Unit Transactions	84
4. Financial Highlights	87
5. Subsequent Events	100

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
Security Benefit Life Insurance Company
We have audited the accompanying statements of net assets of Variable Annuity Account XIV - SecureDesigns Variable Annuity (the Account), comprised of the subaccounts as listed in Note 1, as of December 31, 2015, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended.  These financial statements are the responsibility of the Account's management.  Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the fund companies or their transfer agents or by other appropriate auditing procedures where replies from the fund companies or their transfer agents were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account XIV – SecureDesigns Variable Annuity at December 31, 2015, the results of their operations for the year or period then ended and the changes in their net assets for each of the two years or periods then ended, in conformity with U.S. generally accepted accounting principles.
/s/ ERNST & YOUNG
April 29, 2016

1

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets
December 31, 2015

	AB VPS Dynamic Asset Allocation_(b)	AB VPS Small/Mid Cap Value_(b)	American Century VP Mid Cap Value	American Century VP Ultra	American Century VP Value
Assets:
Mutual funds, at market value	$632,100	$394,732	$13,675,564	$13,567,871	$30,270,348
Investment income receivable	-	-	-	-	-
Net assets	$632,100	$394,732	$13,675,564	$13,567,871	$30,270,348

Net assets:
Accumulation assets	632,100	394,732	13,675,564	13,567,871	30,245,384
Annuity assets	-	-	-	-	24,964
Net assets	$632,100	$394,732	$13,675,564	$13,567,871	$30,270,348

Units outstanding:
Total units	66,439	41,709	1,055,255	839,524	1,765,893
Unit value	$9.51	$9.46	$12.96	$16.16	$17.14

Mutual funds, at cost	$653,145	$465,020	$12,684,014	$11,982,548	$26,191,006
Mutual fund shares	56,187	23,016	743,237	890,865	3,416,518

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

3

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	American Funds IS Asset Allocation	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Growth- Income	American Funds IS International
Assets:
Mutual funds, at market value	$2,600,739	$3,975,155	$3,823,364	$6,097,646	$997,136
Investment income receivable	-	-	-	-	-
Net assets	$2,600,739	$3,975,155	$3,823,364	$6,097,646	$997,136

Net assets:
Accumulation assets	2,600,739	3,975,155	3,823,364	6,097,646	997,136
Annuity assets	-	-	-	-	-
Net assets	$2,600,739	$3,975,155	$3,823,364	$6,097,646	$997,136

Units outstanding:
Total units	262,748	455,123	367,157	590,806	115,549
Unit value	$9.90	$8.74	$10.41	$10.32	$8.63

Mutual funds, at cost	$2,706,457	$4,290,169	$4,084,003	$6,557,210	$1,143,138
Mutual fund shares	127,487	365,028	146,153	136,047	55,613

The accompanying notes are an integral part of these financial statements.

4

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	American Funds IS New World	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	ClearBridge Variable Aggressive Growth
Assets:
Mutual funds, at market value	$320,574	$848,532	$2,288,524	$1,389,467	$27,196,247
Investment income receivable	-	-	-	6,410	-
Net assets	$320,574	$848,532	$2,288,524	$1,395,877	$27,196,247

Net assets:
Accumulation assets	320,574	848,532	2,288,524	1,395,877	27,196,247
Annuity assets	-	-	-	-	-
Net assets	$320,574	$848,532	$2,288,524	$1,395,877	$27,196,247

Units outstanding:
Total units	38,189	85,029	244,016	155,705	1,751,174
Unit value	$8.40	$9.98	$9.38	$8.96	$15.53

Mutual funds, at cost	$342,073	$916,657	$2,566,542	$1,540,031	$25,725,249
Mutual fund shares	17,152	84,599	175,500	205,542	1,048,025

The accompanying notes are an integral part of these financial statements.

5

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	ClearBridge Variable Small Cap Growth	Dreyfus IP MidCap Stock	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus VIF Appreciation
Assets:
Mutual funds, at market value	$5,188,033	$1,376,172	$743,153	$8,369,605	$577,510
Investment income receivable	-	-	-	-	-
Net assets	$5,188,033	$1,376,172	$743,153	$8,369,605	$577,510

Net assets:
Accumulation assets	5,188,033	1,376,172	743,153	8,369,605	577,510
Annuity assets	-	-	-	-	-
Net assets	$5,188,033	$1,376,172	$743,153	$8,369,605	$577,510

Units outstanding:
Total units	353,813	136,809	75,496	532,430	60,053
Unit value	$14.67	$10.06	$9.85	$15.72	$9.62

Mutual funds, at cost	$5,105,960	$1,480,380	$778,711	$7,455,440	$618,505
Mutual fund shares	247,639	72,890	44,474	490,598	12,845

The accompanying notes are an integral part of these financial statements.

6

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Dreyfus VIF International Value	Fidelity VIP Equity-Income	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
Assets:
Mutual funds, at market value	$6,202,793	$925,008	$2,420,500	$1,438,762	$365,103
Investment income receivable	-	-	-	-	-
Net assets	$6,202,793	$925,008	$2,420,500	$1,438,762	$365,103

Net assets:
Accumulation assets	6,202,793	925,008	2,420,500	1,438,762	365,103
Annuity assets	-	-	-	-	-
Net assets	$6,202,793	$925,008	$2,420,500	$1,438,762	$365,103

Units outstanding:
Total units	700,226	98,026	243,899	127,813	41,417
Unit value	$8.85	$9.44	$9.92	$11.25	$8.84

Mutual funds, at cost	$7,431,418	$1,038,510	$2,562,960	$1,548,016	$411,844
Mutual fund shares	617,808	46,158	130,556	45,820	76,063

The accompanying notes are an integral part of these financial statements.

7

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Fidelity VIP Overseas	Franklin Founding Funds Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund
Assets:
Mutual funds, at market value	$1,482,372	$4,788,389	$16,499,756	$17,995,063	$5,246,881
Investment income receivable	-	-	-	-	-
Net assets	$1,482,372	$4,788,389	$16,499,756	$17,995,063	$5,246,881

Net assets:
Accumulation assets	1,482,372	4,788,389	16,499,756	17,980,253	5,246,881
Annuity assets	-	-	-	14,810	-
Net assets	$1,482,372	$4,788,389	$16,499,756	$17,995,063	$5,246,881

Units outstanding:
Total units	161,191	495,065	1,698,553	1,719,839	502,308
Unit value	$9.20	$9.67	$9.71	$10.46	$10.45

Mutual funds, at cost	$1,553,553	$5,118,532	$17,625,048	$19,374,260	$5,948,513
Mutual fund shares	78,391	697,000	1,161,955	929,017	296,769

The accompanying notes are an integral part of these financial statements.

8

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Franklin Strategic Income VIP Fund	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity_(c)	Guggenheim VIF CLS AdvisorOne Global Diversified Equity_(b)	Guggenheim VIF CLS AdvisorOne Growth and Income_(b)
Assets:
Mutual funds, at market value	$5,672,216	$23,200,558	$4,740,114	$34,102,085	$19,762,739
Investment income receivable	-	-	-	-	-
Net assets	$5,672,216	$23,200,558	$4,740,114	$34,102,085	$19,762,739

Net assets:
Accumulation assets	5,672,216	23,200,558	4,728,168	34,102,085	19,762,739
Annuity assets	-	-	11,946	-	-
Net assets	$5,672,216	$23,200,558	$4,740,114	$34,102,085	$19,762,739

Units outstanding:
Total units	632,282	1,592,230	253,532	3,458,793	2,248,566
Unit value	$8.97	$14.57	$18.72	$9.85	$8.79

Mutual funds, at cost	$6,351,309	$18,246,680	$4,429,306	$34,643,728	$20,015,775
Mutual fund shares	555,555	791,828	285,893	955,240	805,328

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

9

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Assets:
Mutual funds, at market value	$2,740,644	$1,712,434	$34,717,822	$18,797,912	$6,448,056
Investment income receivable	-	-	-	-	-
Net assets	$2,740,644	$1,712,434	$34,717,822	$18,797,912	$6,448,056

Net assets:
Accumulation assets	2,740,644	1,712,434	34,660,205	18,789,796	6,435,801
Annuity assets	-	-	57,617	8,116	12,255
Net assets	$2,740,644	$1,712,434	$34,717,822	$18,797,912	$6,448,056

Units outstanding:
Total units	286,810	273,790	1,171,350	1,623,648	479,766
Unit value	$9.56	$6.26	$29.65	$11.56	$13.45

Mutual funds, at cost	$2,814,228	$1,816,713	$34,904,711	$16,663,346	$5,687,190
Mutual fund shares	106,557	88,179	1,212,214	566,373	422,270

The accompanying notes are an integral part of these financial statements.

10

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Guggenheim VIF Macro Opportunities	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value	Guggenheim VIF Money Market	Guggenheim VIF Multi-Hedge Strategies
Assets:
Mutual funds, at market value	$286,716	$15,704,493	$44,812,139	$40,513,524	$3,326,196
Investment income receivable	-	-	-	-	-
Net assets	$286,716	$15,704,493	$44,812,139	$40,513,524	$3,326,196

Net assets:
Accumulation assets	286,716	15,607,528	44,780,380	40,509,732	3,326,196
Annuity assets	-	96,965	31,759	3,792	-
Net assets	$286,716	$15,704,493	$44,812,139	$40,513,524	$3,326,196

Units outstanding:
Total units	29,915	1,404,270	1,655,474	5,936,872	482,281
Unit value	$9.58	$11.19	$27.07	$6.82	$6.90

Mutual funds, at cost	$294,853	$11,497,831	$33,728,895	$40,633,880	$3,125,373
Mutual fund shares	11,122	572,530	681,761	3,071,533	138,074

The accompanying notes are an integral part of these financial statements.

11

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth
Assets:
Mutual funds, at market value	$24,068,824	$14,369,967	$9,212,901	$11,156,752	$5,324,499
Investment income receivable	-	-	-	-	-
Net assets	$24,068,824	$14,369,967	$9,212,901	$11,156,752	$5,324,499

Net assets:
Accumulation assets	24,065,632	14,369,967	9,212,901	11,153,339	5,324,499
Annuity assets	3,192	-	-	3,413	-
Net assets	$24,068,824	$14,369,967	$9,212,901	$11,156,752	$5,324,499

Units outstanding:
Total units	815,095	1,906,481	1,188,379	1,047,798	674,359
Unit value	$29.52	$7.53	$7.76	$10.64	$7.91

Mutual funds, at cost	$20,777,582	$12,126,324	$7,832,971	$8,898,432	$4,040,667
Mutual fund shares	606,115	418,461	609,722	247,104	171,592

The accompanying notes are an integral part of these financial statements.

12

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation	Ibbotson Conservative ETF Asset Allocation
Assets:
Mutual funds, at market value	$30,223,546	$16,941,312	$77,113	$2,937,076	$967,497
Investment income receivable	-	-	-	-	-
Net assets	$30,223,546	$16,941,312	$77,113	$2,937,076	$967,497

Net assets:
Accumulation assets	30,200,155	16,925,879	77,113	2,937,076	967,497
Annuity assets	23,391	15,433	-	-	-
Net assets	$30,223,546	$16,941,312	$77,113	$2,937,076	$967,497

Units outstanding:
Total units	2,833,207	1,832,184	8,278	313,114	103,457
Unit value	$10.67	$9.24	$9.31	$9.38	$9.35

Mutual funds, at cost	$26,345,516	$13,090,575	$84,433	$3,125,261	$1,026,840
Mutual fund shares	1,926,294	1,397,798	6,985	273,981	90,675

The accompanying notes are an integral part of these financial statements.

13

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Ibbotson Growth ETF Asset Allocation	Ibbotson Income and Growth ETF Asset Allocation	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Health Care
Assets:
Mutual funds, at market value	$555,007	$270,574	$20,500,337	$11,961,673	$13,354,133
Investment income receivable	-	-	-	-	-
Net assets	$555,007	$270,574	$20,500,337	$11,961,673	$13,354,133

Net assets:
Accumulation assets	555,007	270,574	20,484,319	11,961,673	13,354,133
Annuity assets	-	-	16,018	-	-
Net assets	$555,007	$270,574	$20,500,337	$11,961,673	$13,354,133

Units outstanding:
Total units	59,191	28,945	1,745,248	971,072	628,039
Unit value	$9.38	$9.35	$11.75	$12.32	$21.26

Mutual funds, at cost	$602,080	$294,649	$18,235,983	$11,743,971	$10,833,146
Mutual fund shares	52,707	25,598	1,170,779	740,203	420,603

The accompanying notes are an integral part of these financial statements.

14

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth
Assets:
Mutual funds, at market value	$13,982,737	$29,659,308	$28,615,522	$4,500,129	$3,456,036
Investment income receivable	-	-	-	-	-
Net assets	$13,982,737	$29,659,308	$28,615,522	$4,500,129	$3,456,036

Net assets:
Accumulation assets	13,982,737	29,602,413	28,608,679	4,500,129	3,456,036
Annuity assets	-	56,895	6,843	-	-
Net assets	$13,982,737	$29,659,308	$28,615,522	$4,500,129	$3,456,036

Units outstanding:
Total units	685,583	3,238,404	1,930,044	279,040	303,054
Unit value	$20.40	$9.16	$14.83	$16.12	$11.40

Mutual funds, at cost	$13,866,863	$30,752,313	$27,000,167	$5,012,450	$3,388,157
Mutual fund shares	854,691	2,597,137	866,087	377,845	648,412

The accompanying notes are an integral part of these financial statements.

15

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Invesco V.I. Value Opportunities	Ivy Funds VIP Asset Strategy	Janus Aspen Enterprise	Janus Aspen Janus Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
Assets:
Mutual funds, at market value	$2,703,712	$241,950	$24,446,972	$11,744,732	$6,551,610
Investment income receivable	-	-	-	-	-
Net assets	$2,703,712	$241,950	$24,446,972	$11,744,732	$6,551,610

Net assets:
Accumulation assets	2,703,712	241,950	24,427,149	11,744,732	6,551,610
Annuity assets	-	-	19,823	-	-
Net assets	$2,703,712	$241,950	$24,446,972	$11,744,732	$6,551,610

Units outstanding:
Total units	226,864	28,701	1,710,240	960,923	675,096
Unit value	$11.92	$8.43	$14.29	$12.25	$9.70

Mutual funds, at cost	$2,652,744	$296,789	$20,504,741	$10,918,038	$6,637,511
Mutual fund shares	347,075	29,137	447,173	388,384	606,069

The accompanying notes are an integral part of these financial statements.

16

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Lord Abbett Series Bond- Debenture VC	Lord Abbett Series Developing Growth VC	MFS VIT II Research International_(b)	MFS VIT Total Return	MFS VIT Utilities
Assets:
Mutual funds, at market value	$770,711	$420,398	$3,292,252	$26,912,471	$16,544,261
Investment income receivable	-	-	-	-	-
Net assets	$770,711	$420,398	$3,292,252	$26,912,471	$16,544,261

Net assets:
Accumulation assets	770,711	420,398	3,282,394	26,836,193	16,540,536
Annuity assets	-	-	9,858	76,278	3,725
Net assets	$770,711	$420,398	$3,292,252	$26,912,471	$16,544,261

Units outstanding:
Total units	82,376	44,779	390,892	2,363,111	1,131,074
Unit value	$9.35	$9.39	$8.42	$11.39	$14.63

Mutual funds, at cost	$840,056	$495,745	$3,650,587	$24,538,706	$18,124,701
Mutual fund shares	69,184	18,877	240,662	1,209,006	657,823

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

17

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Morgan Stanley UIF Emerging Markets Equity	Neuberger Berman AMT Socially Responsive	Oppenheimer Core Bond Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Small Cap Fund/VA
Assets:
Mutual funds, at market value	$6,607,857	$7,605,042	$14,494,174	$1,872,878	$7,016,051
Investment income receivable	-	-	-	-	-
Net assets	$6,607,857	$7,605,042	$14,494,174	$1,872,878	$7,016,051

Net assets:
Accumulation assets	6,607,857	7,605,042	14,471,272	1,872,878	7,008,523
Annuity assets	-	-	22,902	-	7,528
Net assets	$6,607,857	$7,605,042	$14,494,174	$1,872,878	$7,016,051

Units outstanding:
Total units	972,861	387,301	2,081,833	189,248	310,080
Unit value	$6.79	$19.64	$6.97	$9.90	$22.65

Mutual funds, at cost	$7,805,143	$6,336,680	$15,034,474	$2,014,713	$7,197,331
Mutual fund shares	535,049	353,066	1,904,622	49,824	333,304

The accompanying notes are an integral part of these financial statements.

18

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (U.S. Dollar- Hedged)	PIMCO VIT Low Duration
Assets:
Mutual funds, at market value	$9,157,337	$3,910,168	$2,864,509	$12,830,077	$22,500,251
Investment income receivable	-	-	-	-	-
Net assets	$9,157,337	$3,910,168	$2,864,509	$12,830,077	$22,500,251

Net assets:
Accumulation assets	9,103,032	3,910,168	2,864,509	12,794,526	22,465,777
Annuity assets	54,305	-	-	35,551	34,474
Net assets	$9,157,337	$3,910,168	$2,864,509	$12,830,077	$22,500,251

Units outstanding:
Total units	796,512	875,193	269,638	1,073,326	2,434,964
Unit value	$11.50	$4.47	$10.62	$11.95	$9.24

Mutual funds, at cost	$11,035,706	$7,370,202	$3,359,419	$12,756,809	$22,975,294
Mutual fund shares	1,006,301	565,871	244,830	1,217,275	2,195,146

The accompanying notes are an integral part of these financial statements.

19

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	PIMCO VIT Real Return	PIMCO VIT Total Return	Putnam VT Small Cap Value	Royce Micro-Cap	T. Rowe Price Health Sciences
Assets:
Mutual funds, at market value	$30,653,978	$6,139,200	$213,977	$6,314,762	$10,382,706
Investment income receivable	-	-	-	-	-
Net assets	$30,653,978	$6,139,200	$213,977	$6,314,762	$10,382,706

Net assets:
Accumulation assets	30,594,841	6,139,200	213,977	6,305,047	10,382,706
Annuity assets	59,137	-	-	9,715	-
Net assets	$30,653,978	$6,139,200	$213,977	$6,314,762	$10,382,706

Units outstanding:
Total units	2,835,146	636,750	22,876	704,328	774,314
Unit value	$10.80	$9.64	$9.35	$8.97	$13.41

Mutual funds, at cost	$33,667,979	$6,468,447	$219,638	$7,573,418	$10,830,488
Mutual fund shares	2,569,487	580,265	15,295	676,099	275,623

The accompanying notes are an integral part of these financial statements.

20

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Templeton Developing Markets VIP Fund	Templeton Global Bond VIP Fund	Transparent Value Directional Allocation VI	Western Asset Variable Global High Yield Bond
Assets:
Mutual funds, at market value	$192,858	$748,005	$218,446	$3,305,868
Investment income receivable	-	-	-	-
Net assets	$192,858	$748,005	$218,446	$3,305,868

Net assets:
Accumulation assets	192,858	748,005	218,446	3,305,868
Annuity assets	-	-	-	-
Net assets	$192,858	$748,005	$218,446	$3,305,868

Units outstanding:
Total units	27,073	82,501	24,195	330,351
Unit value	$7.11	$9.07	$9.03	$10.00

Mutual funds, at cost	$222,865	$810,042	$228,391	$4,022,227
Mutual fund shares	30,516	47,342	22,132	493,413

The accompanying notes are an integral part of these financial statements.

21

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations
Year Ended December 31, 2015

	AB VPS Dynamic Asset Allocation_(b)	AB VPS Small/Mid Cap Value_(b)	American Century VP Mid Cap Value	American Century VP Ultra	American Century VP Value
Investment income (loss):
Dividend distributions	$3,443	$1,355	$246,813	$27,022	$623,526
Expenses:
Mortality and expense risk charge	(3,180)	(1,386)	(98,068)	(62,285)	(189,807)
Other expense charge	(795)	(346)	(24,517)	(15,571)	(47,452)
Net investment income (loss)	(532)	(377)	124,228	(50,834)	386,267

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	9,102	41,698	824,350	892,291	-
Realized capital gain (loss) on sales of fund shares	1,066	(1,958)	831,258	938,878	1,410,942
Change in unrealized appreciation/depreciation on investments during the year	(23,228)	(62,536)	(2,079,745)	(1,404,748)	(3,258,980)
Net realized and unrealized capital gain (loss) on investments	(13,060)	(22,796)	(424,137)	426,421	(1,848,038)
Net increase (decrease) in net assets from operations	$(13,592)	$(23,173)	$(299,909)	$375,587	$(1,461,771)

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

22

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	American Funds IS Asset Allocation	American Funds IS Global Bond	American Funds IS Global Growth	American Funds IS Growth-Income	American Funds IS International
Investment income (loss):
Dividend distributions	$42,307	$898	$38,417	$89,383	$15,763
Expenses:
Mortality and expense risk charge	(10,342)	(21,558)	(13,671)	(31,974)	(5,991)
Other expense charge	(2,585)	(5,390)	(3,418)	(7,993)	(1,498)
Net investment income (loss)	29,380	(26,050)	21,328	49,416	8,274

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	79,095	93,664	269,080	697,872	66,404
Realized capital gain (loss) on sales of fund shares	19,613	(60,931)	(108,589)	(71,105)	(55,992)
Change in unrealized appreciation/depreciation on investments during the year	(126,579)	(185,295)	(254,909)	(507,185)	(113,375)
Net realized and unrealized capital gain (loss) on investments	(27,871)	(152,562)	(94,418)	119,582	(102,963)
Net increase (decrease) in net assets from operations	$1,509	$(178,612)	$(73,090)	$168,998	$(94,689)

The accompanying notes are an integral part of these financial statements.

23

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015
	American Funds IS New World	BlackRock Equity Dividend V.I.	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	ClearBridge Variable Aggressive Growth
Investment income (loss):
Dividend distributions	$1,912	$11,480	$23,757	$76,586	$22,630
Expenses:
Mortality and expense risk charge	(1,705)	(4,356)	(12,338)	(9,521)	(177,443)
Other expense charge	(426)	(1,089)	(3,085)	(2,380)	(44,361)
Net investment income (loss)	(219)	6,035	8,334	64,685	(199,174)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	14,941	49,366	138,945	9,362	2,946,775
Realized capital gain (loss) on sales of fund shares	(16,159)	(11,177)	(107,031)	(28,730)	1,525,211
Change in unrealized appreciation/depreciation on investments during the year	(9,595)	(57,667)	(103,609)	(100,500)	(4,903,577)
Net realized and unrealized capital gain (loss) on investments	(10,813)	(19,478)	(71,695)	(119,868)	(431,591)
Net increase (decrease) in net assets from operations	$(11,032)	$(13,443)	$(63,361)	$(55,183)	$(630,765)

The accompanying notes are an integral part of these financial statements.

24

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	ClearBridge Variable Small Cap Growth	Dreyfus IP MidCap Stock	Dreyfus IP Small Cap Stock Index	Dreyfus IP Technology Growth	Dreyfus VIF Appreciation
Investment income (loss):
Dividend distributions	$-	$2,035	$12,382	$-	$11,320
Expenses:
Mortality and expense risk charge	(39,067)	(5,278)	(6,362)	(44,345)	(4,578)
Other expense charge	(9,767)	(1,320)	(1,590)	(11,086)	(1,145)
Net investment income (loss)	(48,834)	(4,563)	4,430	(55,431)	5,597

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	139,023	72,629	110,385	786,068	31,873
Realized capital gain (loss) on sales of fund shares	191,776	(11,860)	20,868	596,520	(18,147)
Change in unrealized appreciation/depreciation on investments during the year	(608,901)	(113,589)	(115,324)	(1,046,469)	(41,877)
Net realized and unrealized capital gain (loss) on investments	(278,102)	(52,820)	15,929	336,119	(28,151)
Net increase (decrease) in net assets from operations	$(326,936)	$(57,383)	$20,359	$280,688	$(22,554)

The accompanying notes are an integral part of these financial statements.

25

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Dreyfus VIF International Value	Fidelity VIP Equity-Income	Fidelity VIP Growth & Income	Fidelity VIP Growth Opportunities	Fidelity VIP High Income
Investment income (loss):
Dividend distributions	$181,024	$29,155	$47,424	$38	$25,703
Expenses:
Mortality and expense risk charge	(47,446)	(5,579)	(10,686)	(4,378)	(5,859)
Other expense charge	(11,862)	(1,395)	(2,671)	(1,094)	(1,465)
Net investment income (loss)	121,716	22,181	34,067	(5,434)	18,379

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	65,239	55,983	124,378	-
Realized capital gain (loss) on sales of fund shares	(294,336)	(33,999)	(34,660)	(26,017)	34,644
Change in unrealized appreciation/depreciation on investments during the year	140,961	(103,613)	(145,422)	(111,668)	(40,653)
Net realized and unrealized capital gain (loss) on investments	(153,375)	(72,373)	(124,099)	(13,307)	(6,009)
Net increase (decrease) in net assets from operations	$(31,659)	$(50,192)	$(90,032)	$(18,741)	$12,370

The accompanying notes are an integral part of these financial statements.

26

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015
	Fidelity VIP Overseas	Franklin Founding Funds Allocation VIP Fund	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund
Investment income (loss):
Dividend distributions	$17,638	$156,934	$981,968	$591,202	$39,276
Expenses:
Mortality and expense risk charge	(5,297)	(34,473)	(125,115)	(131,809)	(36,657)
Other expense charge	(1,324)	(8,618)	(31,279)	(32,952)	(9,164)
Net investment income (loss)	11,017	113,843	825,574	426,441	(6,545)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,561	9,011	-	1,189,891	903,293
Realized capital gain (loss) on sales of fund shares	(17,143)	13,728	61,128	214,405	(53,955)
Change in unrealized appreciation/depreciation on investments during the year	(75,102)	(497,142)	(2,459,391)	(2,655,153)	(1,352,010)
Net realized and unrealized capital gain (loss) on investments	(90,684)	(474,403)	(2,398,263)	(1,250,857)	(502,672)
Net increase (decrease) in net assets from operations	$(79,667)	$(360,560)	$(1,572,689)	$(824,416)	$(509,217)

The accompanying notes are an integral part of these financial statements.

27

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015
	Franklin Strategic Income VIP Fund	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity(c)	Guggenheim VIF CLS AdvisorOne Global Diversified Equity(b)	Guggenheim VIF CLS AdvisorOne Growth and Income(b)
Investment income (loss):
Dividend distributions	$287,959	$249,188	$-	$348,230	$250,446
Expenses:
Mortality and expense risk charge	(29,425)	(159,034)	(32,864)	(243,787)	(145,063)
Other expense charge	(7,356)	(39,758)	(8,216)	(60,947)	(36,266)
Net investment income (loss)	251,178	50,396	(41,080)	43,496	69,117

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	76,473	3,272,186	1,910,164	2,232,224	123,009
Realized capital gain (loss) on sales of fund shares	(22,470)	1,690,694	467,219	1,281,675	362,672
Change in unrealized appreciation/depreciation on investments during the year	(566,274)	(6,436,241)	(2,631,993)	(6,186,102)	(1,665,420)
Net realized and unrealized capital gain (loss) on investments	(512,271)	(1,473,361)	(254,610)	(2,672,203)	(1,179,739)
Net increase (decrease) in net assets from operations	$(261,093)	$(1,422,965)	$(295,690)	$(2,628,707)	$(1,110,622)

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

28

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015
	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Investment income (loss):
Dividend distributions	$53,930	$42,207	$3,848,913	$246,380	$-
Expenses:
Mortality and expense risk charge	(11,666)	(11,172)	(245,974)	(130,881)	(40,812)
Other expense charge	(2,916)	(2,793)	(61,493)	(32,720)	(10,203)
Net investment income (loss)	39,348	28,242	3,541,446	82,779	(51,015)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,542	57,892	761,875	3,190,939	-
Realized capital gain (loss) on sales of fund shares	(15,746)	8,302	2,160,561	1,654,659	150,010
Change in unrealized appreciation/depreciation on investments during the year	(72,372)	(124,612)	(8,004,159)	(6,177,309)	(57,071)
Net realized and unrealized capital gain (loss) on investments	(84,576)	(58,418)	(5,081,723)	(1,331,711)	92,939
Net increase (decrease) in net assets from operations	$(45,228)	$(30,176)	$(1,540,277)	$(1,248,932)	$41,924

The accompanying notes are an integral part of these financial statements.

29

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015
	Guggenheim VIF Macro Opportunities	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Mid Cap Value	Guggenheim VIF Money Market	Guggenheim VIF Multi-Hedge Strategies
Investment income (loss):
Dividend distributions	$82,228	$152,406	$325,350	$-	$22,230
Expenses:
Mortality and expense risk charge	(12,566)	(97,501)	(323,128)	(236,896)	(20,666)
Other expense charge	(3,141)	(24,375)	(80,782)	(59,224)	(5,166)
Net investment income (loss)	66,521	30,530	(78,560)	(296,120)	(3,602)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,880	-	8,490,894	-	-
Realized capital gain (loss) on sales of fund shares	(29,135)	1,151,978	5,997,497	(157,919)	54,366
Change in unrealized appreciation/depreciation on investments during the year	(11,167)	(1,218,973)	(18,325,633)	11,819	(10,657)
Net realized and unrealized capital gain (loss) on investments	(33,422)	(66,995)	(3,837,242)	(146,100)	43,709
Net increase (decrease) in net assets from operations	$33,099	$(36,465)	$(3,915,802)	$(442,220)	$40,107

The accompanying notes are an integral part of these financial statements.

30

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015
	Guggenheim VIF Small Cap Value	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth	Guggenheim VIF StylePlus Small Growth
Investment income (loss):
Dividend distributions	$-	$211,973	$73,037	$136,552	$47,095
Expenses:
Mortality and expense risk charge	(168,192)	(96,390)	(45,634)	(78,175)	(35,444)
Other expense charge	(42,048)	(24,098)	(11,409)	(19,544)	(8,861)
Net investment income (loss)	(210,240)	91,485	15,994	38,833	2,790

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	5,015,184	1,356,827	497,831	882,061	16,931
Realized capital gain (loss) on sales of fund shares	2,484,863	1,698,710	559,682	2,572,371	717,020
Change in unrealized appreciation/depreciation on investments during the year	(9,377,879)	(3,007,585)	(766,409)	(3,470,318)	(872,491)
Net realized and unrealized capital gain (loss) on investments	(1,877,832)	47,952	291,104	(15,886)	(138,540)
Net increase (decrease) in net assets from operations	$(2,088,072)	$139,437	$307,098	$22,947	$(135,750)

The accompanying notes are an integral part of these financial statements.

31

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015
	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Ibbotson Aggressive Growth ETF Asset Allocation	Ibbotson Balanced ETF Asset Allocation	Ibbotson Conservative ETF Asset Allocation
Investment income (loss):
Dividend distributions	$736,500	$605,901	$967	$42,919	$12,679
Expenses:
Mortality and expense risk charge	(197,351)	(115,196)	(350)	(10,948)	(5,013)
Other expense charge	(49,338)	(28,799)	(87)	(2,737)	(1,253)
Net investment income (loss)	489,811	461,906	530	29,234	6,413

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	1,172	80,302	25,914
Realized capital gain (loss) on sales of fund shares	1,820,396	1,222,780	(43)	9,154	(5,304)
Change in unrealized appreciation/depreciation on investments during the year	(2,080,923)	(1,901,536)	(7,327)	(182,465)	(58,643)
Net realized and unrealized capital gain (loss) on investments	(260,527)	(678,756)	(6,198)	(93,009)	(38,033)
Net increase (decrease) in net assets from operations	$229,284	$(216,850)	$(5,668)	$(63,775)	$(31,620)

The accompanying notes are an integral part of these financial statements.

32

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015
	Ibbotson Growth ETF Asset Allocation	Ibbotson Income and Growth ETF Asset Allocation	Invesco V.I. Comstock	Invesco V.I. Equity and Income	Invesco V.I. Global Health Care
Investment income (loss):
Dividend distributions	$7,322	$4,202	$380,175	$343,817	$-
Expenses:
Mortality and expense risk charge	(2,851)	(1,338)	(143,811)	(85,619)	(99,291)
Other expense charge	(713)	(335)	(35,953)	(21,405)	(24,823)
Net investment income (loss)	3,758	2,529	200,411	236,793	(124,114)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	8,421	10,485	62,786	1,328,371	1,373,284
Realized capital gain (loss) on sales of fund shares	(6,947)	(173)	1,438,176	645,557	2,046,977
Change in unrealized appreciation/depreciation on investments during the year	(44,982)	(22,015)	(3,429,581)	(2,662,780)	(2,820,784)
Net realized and unrealized capital gain (loss) on investments	(43,508)	(11,703)	(1,928,619)	(688,852)	599,477
Net increase (decrease) in net assets from operations	$(39,750)	$(9,174)	$(1,728,208)	$(452,059)	$475,363

The accompanying notes are an integral part of these financial statements.

33

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015
	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth
Investment income (loss):
Dividend distributions	$544,169	$615,848	$401,975	$5,469	$-
Expenses:
Mortality and expense risk charge	(97,231)	(195,053)	(182,855)	(34,073)	(22,196)
Other expense charge	(24,308)	(48,763)	(45,714)	(8,519)	(5,549)
Net investment income (loss)	422,630	372,032	173,406	(37,123)	(27,745)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	498,966	290,435
Realized capital gain (loss) on sales of fund shares	338,300	(250,789)	762,087	134,221	188,334
Change in unrealized appreciation/depreciation on investments during the year	(1,113,135)	(316,039)	(1,954,694)	(778,295)	(461,474)
Net realized and unrealized capital gain (loss) on investments	(774,835)	(566,828)	(1,192,607)	(145,108)	17,295
Net increase (decrease) in net assets from operations	$(352,205)	$(194,796)	$(1,019,201)	$(182,231)	$(10,450)

The accompanying notes are an integral part of these financial statements.

34

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015
	Invesco V.I. Value Opportunities	Ivy Funds VIP Asset Strategy	Janus Aspen Enterprise	Janus Aspen Janus Portfolio	JPMorgan Insurance Trust Core Bond Portfolio
Investment income (loss):
Dividend distributions	$70,251	$746	$136,922	$49,940	$201,156
Expenses:
Mortality and expense risk charge	(19,847)	(1,357)	(156,458)	(65,090)	(37,807)
Other expense charge	(4,962)	(339)	(39,115)	(16,272)	(9,451)
Net investment income (loss)	45,442	(950)	(58,651)	(31,422)	153,898

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	230,834	35,803	2,957,234	2,020,198	-
Realized capital gain (loss) on sales of fund shares	180,635	(7,779)	1,216,190	480,714	(20,213)
Change in unrealized appreciation/depreciation on investments during the year	(815,458)	(46,992)	(3,378,483)	(2,088,306)	(149,417)
Net realized and unrealized capital gain (loss) on investments	(403,989)	(18,968)	794,941	412,606	(169,630)
Net increase (decrease) in net assets from operations	$(358,547)	$(19,918)	$736,290	$381,184	$(15,732)

The accompanying notes are an integral part of these financial statements.

35

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015
	Lord Abbett Series Bond-Debenture VC	Lord Abbett Series Developing Growth VC	MFS VIT II Research International_(b)	MFS VIT Total Return	MFS VIT Utilities
Investment income (loss):
Dividend distributions	$32,471	$-	$146,046	$685,449	$894,335
Expenses:
Mortality and expense risk charge	(3,330)	(1,866)	(20,974)	(185,636)	(140,115)
Other expense charge	(833)	(467)	(5,244)	(46,409)	(35,029)
Net investment income (loss)	28,308	(2,333)	119,828	453,404	719,191

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	3,584	3,432	28,159	1,084,414	1,569,658
Realized capital gain (loss) on sales of fund shares	(5,737)	(31,310)	158,425	1,333,222	721,514
Change in unrealized appreciation/depreciation on investments during the year	(57,552)	(76,954)	(413,164)	(3,195,865)	(6,446,807)
Net realized and unrealized capital gain (loss) on investments	(59,705)	(104,832)	(226,580)	(778,229)	(4,155,635)
Net increase (decrease) in net assets from operations	$(31,397)	$(107,165)	$(106,752)	$(324,825)	$(3,436,444)

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

36

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015
	Morgan Stanley UIF Emerging Markets Equity	Neuberger Berman AMT Socially Responsive	Oppenheimer Core Bond Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Small Cap Fund/VA
Investment income (loss):
Dividend distributions	$66,948	$23,862	$585,946	$25,285	$50,997
Expenses:
Mortality and expense risk charge	(48,485)	(47,374)	(90,347)	(8,759)	(47,858)
Other expense charge	(12,121)	(11,843)	(22,587)	(2,190)	(11,965)
Net investment income (loss)	6,342	(35,355)	473,012	14,336	(8,826)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	674,635	-	155,764	1,181,221
Realized capital gain (loss) on sales of fund shares	(320,399)	488,268	(89,718)	(56,951)	197,886
Change in unrealized appreciation/depreciation on investments during the year	(745,429)	(1,242,928)	(417,732)	(141,490)	(1,889,908)
Net realized and unrealized capital gain (loss) on investments	(1,065,828)	(80,025)	(507,450)	(42,677)	(510,801)
Net increase (decrease) in net assets from operations	$(1,059,486)	$(115,380)	$(34,438)	$(28,341)	$(519,627)

The accompanying notes are an integral part of these financial statements.

37

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015
	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	PIMCO VIT Low Duration
Investment income (loss):
Dividend distributions	$376,910	$242,561	$199,305	$442,858	$814,013
Expenses:
Mortality and expense risk charge	(78,813)	(31,151)	(23,209)	(102,883)	(147,937)
Other expense charge	(19,703)	(7,788)	(5,802)	(25,721)	(36,984)
Net investment income (loss)	278,394	203,622	170,294	314,254	629,092

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	15,529	65,283	-
Realized capital gain (loss) on sales of fund shares	(656,190)	(1,716,099)	(215,123)	365,258	77,283
Change in unrealized appreciation/depreciation on investments during the year	(794,629)	19,429	(51,597)	(889,390)	(790,930)
Net realized and unrealized capital gain (loss) on investments	(1,450,819)	(1,696,670)	(251,191)	(458,849)	(713,647)
Net increase (decrease) in net assets from operations	$(1,172,425)	$(1,493,048)	$(80,897)	$(144,595)	$(84,555)

The accompanying notes are an integral part of these financial statements.

38

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015
	PIMCO VIT Real Return	PIMCO VIT Total Return	Putnam VT Small Cap Value	Royce Micro-Cap	T. Rowe Price Health Sciences
Investment income (loss):
Dividend distributions	$1,330,861	$222,302	$437	$-	$-
Expenses:
Mortality and expense risk charge	(219,183)	(17,230)	(493)	(46,199)	(43,071)
Other expense charge	(54,796)	(4,308)	(123)	(11,550)	(10,767)
Net investment income (loss)	1,056,882	200,764	(179)	(57,749)	(53,838)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	66,671	5,812	388,838	765,837
Realized capital gain (loss) on sales of fund shares	(462,587)	(11,501)	(1,877)	(115,723)	129,324
Change in unrealized appreciation/depreciation on investments during the year	(1,711,346)	(327,888)	(5,871)	(1,275,338)	(429,414)
Net realized and unrealized capital gain (loss) on investments	(2,173,933)	(272,718)	(1,936)	(1,002,223)	465,747
Net increase (decrease) in net assets from operations	$(1,117,051)	$(71,954)	$(2,115)	$(1,059,972)	$411,909

The accompanying notes are an integral part of these financial statements.

39

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Templeton Developing Markets VIP Fund	Templeton Global Bond VIP Fund	Transparent Value Directional Allocation VI	Western Asset Variable Global High Yield Bond
Investment income (loss):
Dividend distributions	$3,391	$51,965	$-	$210,415
Expenses:
Mortality and expense risk charge	(1,876)	(4,038)	(1,131)	(29,306)
Other expense charge	(469)	(1,010)	(283)	(7,326)
Net investment income (loss)	1,046	46,917	(1,414)	173,783

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	21,593	3,375	-	-
Realized capital gain (loss) on sales of fund shares	(90,128)	(45,709)	(876)	(222,719)
Change in unrealized appreciation/depreciation on investments during the year	(26,008)	(56,675)	(8,501)	(206,178)
Net realized and unrealized capital gain (loss) on investments	(94,543)	(99,009)	(9,377)	(428,897)
Net increase (decrease) in net assets from operations	$(93,497)	$(52,092)	$(10,791)	$(255,114)

The accompanying notes are an integral part of these financial statements.

40

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	AB VPS Dynamic Asset Allocation_(a)(b)		AB VPS Small/Mid Cap Value_(a)(b)		American Century VP Mid Cap Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(532)	$(384)	$(377)	$109	$124,228	$55,589
Capital gains distributions	9,102	-	41,698	12,722	824,350	1,214,547
Realized capital gain (loss) on sales of fund shares	1,066	102	(1,958)	(1,532)	831,258	1,088,792
Change in unrealized appreciation/depreciation on investments during the year	(23,228)	2,183	(62,536)	(7,752)	(2,079,745)	351,728
Net increase (decrease) in net assets from operations	(13,592)	1,901	(23,173)	3,547	(299,909)	2,710,656

From contract owner transactions:
Variable annuity deposits	10,605	257,643	52,377	14,502	842,483	1,390,930
Contract owner maintenance charges	(3,486)	(415)	(1,001)	(330)	(83,947)	(119,404)
Terminations and withdrawals	(15,333)	(8,019)	(6,475)	(4,369)	(2,890,910)	(3,204,129)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	287,924	114,872	224,036	135,618	(1,981,307)	(677,114)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	279,710	364,081	268,937	145,421	(4,113,681)	(2,609,717)
Net increase (decrease) in net assets	266,118	365,982	245,764	148,968	(4,413,590)	100,939
Net assets at beginning of year	365,982	-	148,968	-	18,089,154	17,988,215
Net assets at end of year	$632,100	$365,982	$394,732	$148,968	$13,675,564	$18,089,154

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

41

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	American Century VP Ultra		American Century VP Value		American Funds IS Asset Allocation_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(50,834)	$(57,129)	$386,267	$170,486	$29,380	$16,023
Capital gains distributions	892,291	-	-	-	79,095	4,273
Realized capital gain (loss) on sales of fund shares	938,878	1,733,222	1,410,942	1,819,695	19,613	(5,250)
Change in unrealized appreciation/depreciation on investments during the year	(1,404,748)	(727,447)	(3,258,980)	1,219,750	(126,579)	20,861
Net increase (decrease) in net assets from operations	375,587	948,646	(1,461,771)	3,209,931	1,509	35,907

From contract owner transactions:
Variable annuity deposits	307,563	273,648	3,415,490	968,002	101,727	35,593
Contract owner maintenance charges	(52,050)	(65,863)	(167,470)	(189,556)	(4,012)	(2,743)
Terminations and withdrawals	(2,077,527)	(2,733,742)	(4,630,027)	(4,852,184)	(407,915)	(18,907)
Annuity payments	-	-	(5,097)	(2,449)	-	-
Transfers between subaccounts, net	4,699,985	(650,793)	(1,064,439)	7,467,524	1,102,646	1,756,934
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	2,877,971	(3,176,750)	(2,451,543)	3,391,337	792,446	1,770,877
Net increase (decrease) in net assets	3,253,558	(2,228,104)	(3,913,314)	6,601,268	793,955	1,806,784
Net assets at beginning of year	10,314,313	12,542,417	34,183,662	27,582,394	1,806,784	-
Net assets at end of year	$13,567,871	$10,314,313	$30,270,348	$34,183,662	$2,600,739	$1,806,784

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

42

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	American Funds IS Global Bond_(a)		American Funds IS Global Growth_(a)		American Funds IS Growth- Income_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(26,050)	$42,000	$21,328	$2,222	$49,416	$43,915
Capital gains distributions	93,664	31	269,080	8,072	697,872	1,028
Realized capital gain (loss) on sales of fund shares	(60,931)	(10,926)	(108,589)	(2,281)	(71,105)	2,674
Change in unrealized appreciation/depreciation on investments during the year	(185,295)	(129,719)	(254,909)	(5,730)	(507,185)	47,621
Net increase (decrease) in net assets from operations	(178,612)	(98,614)	(73,090)	2,283	168,998	95,238

From contract owner transactions:
Variable annuity deposits	1,657,034	274,873	308,475	92,105	782,320	588,246
Contract owner maintenance charges	(15,877)	(3,904)	(12,185)	(730)	(24,148)	(10,313)
Terminations and withdrawals	(217,536)	(34,082)	(252,384)	(15,030)	(684,322)	(274,059)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(738,577)	3,330,450	3,475,565	298,355	733,006	4,722,680
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	685,044	3,567,337	3,519,471	374,700	806,856	5,026,554
Net increase (decrease) in net assets	506,432	3,468,723	3,446,381	376,983	975,854	5,121,792
Net assets at beginning of year	3,468,723	-	376,983	-	5,121,792	-
Net assets at end of year	$3,975,155	$3,468,723	$3,823,364	$376,983	$6,097,646	$5,121,792

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

43

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	American Funds IS International_(a)		American Funds IS New World_(a)		BlackRock Equity Dividend V.I._(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,274	$6,004	$(219)	$824	$6,035	$2,143
Capital gains distributions	66,404	-	14,941	3,430	49,366	28,747
Realized capital gain (loss) on sales of fund shares	(55,992)	(1,263)	(16,159)	(4,126)	(11,177)	(5,555)
Change in unrealized appreciation/depreciation on investments during the year	(113,375)	(32,627)	(9,595)	(11,904)	(57,667)	(10,458)
Net increase (decrease) in net assets from operations	(94,689)	(27,886)	(11,032)	(11,776)	(13,443)	14,877

From contract owner transactions:
Variable annuity deposits	335,393	70,114	50,192	42,567	165,486	21,567
Contract owner maintenance charges	(4,285)	(1,280)	(1,470)	(269)	(4,007)	(978)
Terminations and withdrawals	(120,554)	(23,060)	(36,709)	(20,765)	(70,754)	(42,266)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	360,991	502,392	183,092	126,744	224,464	553,586
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	571,545	548,166	195,105	148,277	315,189	531,909
Net increase (decrease) in net assets	476,856	520,280	184,073	136,501	301,746	546,786
Net assets at beginning of year	520,280	-	136,501	-	546,786	-
Net assets at end of year	$997,136	$520,280	$320,574	$136,501	$848,532	$546,786

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

44

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	BlackRock Global Allocation V.I._(a)		BlackRock High Yield V.I._(a)		ClearBridge Variable Aggressive Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,334	$35,081	$64,685	$31,903	$(199,174)	$(178,674)
Capital gains distributions	138,945	134,074	9,362	8,537	2,946,775	1,747,538
Realized capital gain (loss) on sales of fund shares	(107,031)	4,898	(28,730)	(19,914)	1,525,211	1,617,609
Change in unrealized appreciation/depreciation on investments during the year	(103,609)	(174,409)	(100,500)	(50,064)	(4,903,577)	911,777
Net increase (decrease) in net assets from operations	(63,361)	(356)	(55,183)	(29,538)	(630,765)	4,098,250

From contract owner transactions:
Variable annuity deposits	859,231	40,641	643,684	128,776	2,272,721	1,985,939
Contract owner maintenance charges	(7,066)	(649)	(7,993)	(3,626)	(119,802)	(116,441)
Terminations and withdrawals	(480,487)	(10,731)	(294,000)	(34,650)	(2,824,325)	(3,597,216)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	230,369	1,720,933	(542,050)	1,590,457	(393,044)	4,278,442
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	602,047	1,750,194	(200,359)	1,680,957	(1,064,450)	2,550,724
Net increase (decrease) in net assets	538,686	1,749,838	(255,542)	1,651,419	(1,695,215)	6,648,974
Net assets at beginning of year	1,749,838	-	1,651,419	-	28,891,462	22,242,488
Net assets at end of year	$2,288,524	$1,749,838	$1,395,877	$1,651,419	$27,196,247	$28,891,462

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

45

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	ClearBridge Variable Small Cap Growth		Dreyfus IP MidCap Stock_(a)		Dreyfus IP Small Cap Stock Index_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(48,834)	$(77,255)	$(4,563)	$(660)	$4,430	$(5,589)
Capital gains distributions	139,023	913,671	72,629	-	110,385	-
Realized capital gain (loss) on sales of fund shares	191,776	716,547	(11,860)	(1,456)	20,868	1,418
Change in unrealized appreciation/depreciation on investments during the year	(608,901)	(1,606,232)	(113,589)	9,381	(115,324)	79,766
Net increase (decrease) in net assets from operations	(326,936)	(53,269)	(57,383)	7,265	20,359	75,595

From contract owner transactions:
Variable annuity deposits	77,233	607,568	259,114	2,215	168,832	18,202
Contract owner maintenance charges	(39,271)	(69,845)	(4,135)	(835)	(4,762)	(4,352)
Terminations and withdrawals	(1,311,797)	(2,115,810)	(110,608)	(43,538)	(117,108)	(104,504)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(1,065,106)	(2,994,192)	908,189	415,888	(1,078,283)	1,769,174
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,338,941)	(4,572,279)	1,052,560	373,730	(1,031,321)	1,678,520
Net increase (decrease) in net assets	(2,665,877)	(4,625,548)	995,177	380,995	(1,010,962)	1,754,115
Net assets at beginning of year	7,853,910	12,479,458	380,995	-	1,754,115	-
Net assets at end of year	$5,188,033	$7,853,910	$1,376,172	$380,995	$743,153	$1,754,115

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

46

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	Dreyfus IP Technology Growth		Dreyfus VIF Appreciation_(a)		Dreyfus VIF International Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(55,431)	$(59,385)	$5,597	$621	$121,716	$58,716
Capital gains distributions	786,068	453,157	31,873	-	-	-
Realized capital gain (loss) on sales of fund shares	596,520	667,310	(18,147)	86	(294,336)	(180,211)
Change in unrealized appreciation/depreciation on investments during the year	(1,046,469)	(684,344)	(41,877)	882	140,961	(1,013,491)
Net increase (decrease) in net assets from operations	280,688	376,738	(22,554)	1,589	(31,659)	(1,134,986)

From contract owner transactions:
Variable annuity deposits	387,626	68,971	75,387	20,000	176,890	156,053
Contract owner maintenance charges	(41,173)	(56,283)	(710)	(29)	(38,129)	(54,357)
Terminations and withdrawals	(1,287,833)	(1,745,550)	(26,483)	(14,420)	(1,399,872)	(1,844,230)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	1,221,358	759,819	385,642	159,088	(1,661,183)	1,595,910
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	279,978	(973,043)	433,836	164,639	(2,922,294)	(146,624)
Net increase (decrease) in net assets	560,666	(596,305)	411,282	166,228	(2,953,953)	(1,281,610)
Net assets at beginning of year	7,808,939	8,405,244	166,228	-	9,156,746	10,438,356
Net assets at end of year	$8,369,605	$7,808,939	$577,510	$166,228	$6,202,793	$9,156,746

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

47

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	Fidelity VIP Equity-Income_(a)		Fidelity VIP Growth & Income_(a)		Fidelity VIP Growth Opportunities_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$22,181	$9,643	$34,067	$8,763	$(5,434)	$(1,801)
Capital gains distributions	65,239	4,267	55,983	-	124,378	326
Realized capital gain (loss) on sales of fund shares	(33,999)	(6,709)	(34,660)	(2,959)	(26,017)	31,077
Change in unrealized appreciation/depreciation on investments during the year	(103,613)	(9,889)	(145,422)	2,962	(111,668)	2,414
Net increase (decrease) in net assets from operations	(50,192)	(2,688)	(90,032)	8,766	(18,741)	32,016

From contract owner transactions:
Variable annuity deposits	223,106	19,562	190,609	8,561	373,258	602
Contract owner maintenance charges	(1,709)	(251)	(6,391)	(1,347)	(2,727)	(1,882)
Terminations and withdrawals	(40,302)	(3,347)	(326,285)	(78,431)	(87,637)	(13,195)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	427,800	353,029	1,953,518	761,532	1,010,131	146,937
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	608,895	368,993	1,811,451	690,315	1,293,025	132,462
Net increase (decrease) in net assets	558,703	366,305	1,721,419	699,081	1,274,284	164,478
Net assets at beginning of year	366,305	-	699,081	-	164,478	-
Net assets at end of year	$925,008	$366,305	$2,420,500	$699,081	$1,438,762	$164,478

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

48

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	Fidelity VIP High Income_(a)		Fidelity VIP Overseas_(a)		Franklin Founding Funds Allocation VIP Fund
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$18,379	$4,278	$11,017	$2,012	$113,843	$131,803
Capital gains distributions	-	-	1,561	-	9,011	5,682
Realized capital gain (loss) on sales of fund shares	34,644	(3,421)	(17,143)	29	13,728	55,300
Change in unrealized appreciation/depreciation on investments during the year	(40,653)	(6,088)	(75,102)	3,921	(497,142)	(50,799)
Net increase (decrease) in net assets from operations	12,370	(5,231)	(79,667)	5,962	(360,560)	141,986

From contract owner transactions:
Variable annuity deposits	206,635	10,400	281,123	1,004	166,040	276,481
Contract owner maintenance charges	(4,036)	(53)	(2,374)	(150)	(53,433)	(60,285)
Terminations and withdrawals	(143,340)	(1,625)	(127,586)	(705)	(952,761)	(798,692)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	213,781	76,202	1,213,444	191,321	(415,691)	356,982
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	273,040	84,924	1,364,607	191,470	(1,255,845)	(225,514)
Net increase (decrease) in net assets	285,410	79,693	1,284,940	197,432	(1,616,405)	(83,528)
Net assets at beginning of year	79,693	-	197,432	-	6,404,794	6,488,322
Net assets at end of year	$365,103	$79,693	$1,482,372	$197,432	$4,788,389	$6,404,794

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

49

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014
	Franklin Income VIP Fund		Franklin Mutual Global Discovery VIP Fund		Franklin Small Cap Value VIP Fund
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$825,574	$1,171,614	$426,441	$352,771	$(6,545)	$(13,805)
Capital gains distributions	-	-	1,189,891	1,715,577	903,293	379,024
Realized capital gain (loss) on sales of fund shares	61,128	609,241	214,405	669,899	(53,955)	344,117
Change in unrealized appreciation/depreciation on investments during the year	(2,459,391)	(640,307)	(2,655,153)	(1,464,638)	(1,352,010)	(810,775)
Net increase (decrease) in net assets from operations	(1,572,689)	1,140,548	(824,416)	1,273,609	(509,217)	(101,439)

From contract owner transactions:
Variable annuity deposits	849,794	1,255,711	390,271	736,915	283,889	278,595
Contract owner maintenance charges	(111,634)	(160,294)	(116,473)	(170,001)	(21,623)	(33,311)
Terminations and withdrawals	(3,857,448)	(4,863,543)	(3,909,772)	(4,285,684)	(692,003)	(675,698)
Annuity payments	-	-	(1,020)	(20,001)	-	-
Transfers between subaccounts, net	(3,571,571)	(513,186)	(1,383,652)	(2,757,289)	(600,556)	1,866,425
Mortality adjustments	-	-	255	(1,924)	-	-
Net increase (decrease) in net assets from contract owner transactions	(6,690,859)	(4,281,312)	(5,020,391)	(6,497,984)	(1,030,293)	1,436,011
Net increase (decrease) in net assets	(8,263,548)	(3,140,764)	(5,844,807)	(5,224,375)	(1,539,510)	1,334,572
Net assets at beginning of year	24,763,304	27,904,068	23,839,870	29,064,245	6,786,391	5,451,819
Net assets at end of year	$16,499,756	$24,763,304	$17,995,063	$23,839,870	$5,246,881	$6,786,391

The accompanying notes are an integral part of these financial statements.

50

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	Franklin Strategic Income VIP Fund(a)		Guggenheim VIF All Cap Value		Guggenheim VIF Alpha Opportunity(c)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$251,178	$47,221	$50,396	$(251,292)	$(41,080)	$(49,256)
Capital gains distributions	76,473	18,739	3,272,186	-	1,910,164	-
Realized capital gain (loss) on sales of fund shares	(22,470)	(5,016)	1,690,694	3,948,480	467,219	701,293
Change in unrealized appreciation/depreciation on investments during the year	(566,274)	(112,819)	(6,436,241)	(1,450,786)	(2,631,993)	(126,922)
Net increase (decrease) in net assets from operations	(261,093)	(51,875)	(1,422,965)	2,246,402	(295,690)	525,115

From contract owner transactions:
Variable annuity deposits	1,707,121	223,403	494,192	465,173	56,603	-
Contract owner maintenance charges	(24,588)	(7,256)	(101,298)	(147,421)	(33,896)	(46,305)
Terminations and withdrawals	(157,199)	(56,976)	(3,996,779)	(5,775,354)	(1,183,674)	(1,092,691)
Annuity payments	-	-	-	-	(2,038)	(2,061)
Transfers between subaccounts, net	1,055,753	3,244,926	(1,206,565)	(4,045,829)	4,478	(368,156)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	2,581,087	3,404,097	(4,810,450)	(9,503,431)	(1,158,527)	(1,509,213)
Net increase (decrease) in net assets	2,319,994	3,352,222	(6,233,415)	(7,257,029)	(1,454,217)	(984,098)
Net assets at beginning of year	3,352,222	-	29,433,973	36,691,002	6,194,331	7,178,429
Net assets at end of year	$5,672,216	$3,352,222	$23,200,558	$29,433,973	$4,740,114	$6,194,331

(a) Prior year new subaccount. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

51

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	Guggenheim VIF CLS AdvisorOne Global Diversified Equity (b)		Guggenheim VIF CLS AdvisorOne Growth and Income (b)		Guggenheim VIF Floating Rate Strategies(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$43,496	$(267,995)	$69,117	$(64,881)	$39,348	$(2,420)
Capital gains distributions	2,232,224	3,530,566	123,009	1,191,590	3,542	-
Realized capital gain (loss) on sales of fund shares	1,281,675	3,010,335	362,672	719,048	(15,746)	22
Change in unrealized appreciation/depreciation on investments during the year	(6,186,102)	(4,771,438)	(1,665,420)	(1,595,138)	(72,372)	(1,212)
Net increase (decrease) in net assets from operations	(2,628,707)	1,501,468	(1,110,622)	250,619	(45,228)	(3,610)

From contract owner transactions:
Variable annuity deposits	221,223	378,306	217,029	129,460	221,081	80,448
Contract owner maintenance charges	(258,686)	(417,273)	(142,188)	(211,316)	(9,699)	(2,159)
Terminations and withdrawals	(9,530,209)	(8,992,881)	(5,974,134)	(5,070,029)	(98,679)	(19,753)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(877,409)	(3,288,709)	(3,876,828)	5,013,914	1,599,449	1,018,794
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(10,445,081)	(12,320,557)	(9,776,121)	(137,971)	1,712,152	1,077,330
Net increase (decrease) in net assets	(13,073,788)	(10,819,089)	(10,886,743)	112,648	1,666,924	1,073,720
Net assets at beginning of year	47,175,873	57,994,962	30,649,482	30,536,834	1,073,720	-
Net assets at end of year	$34,102,085	$47,175,873	$19,762,739	$30,649,482	$2,740,644	$1,073,720

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

52

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	Guggenheim VIF Global Managed Futures Strategy		Guggenheim VIF High Yield		Guggenheim VIF Large Cap Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$28,242	$(16,173)	$3,541,446	$(427,769)	$82,779	$(196,689)
Capital gains distributions	57,892	-	761,875	-	3,190,939	-
Realized capital gain (loss) on sales of fund shares	8,302	(105,264)	2,160,561	6,878,624	1,654,659	2,553,507
Change in unrealized appreciation/depreciation on investments during the year	(124,612)	324,661	(8,004,159)	(4,870,171)	(6,177,309)	(207,659)
Net increase (decrease) in net assets from operations	(30,176)	203,224	(1,540,277)	1,580,684	(1,248,932)	2,149,159

From contract owner transactions:
Variable annuity deposits	39,869	172,093	925,373	1,791,267	456,700	1,202,738
Contract owner maintenance charges	2,788	(7,627)	(201,361)	(314,198)	(102,467)	(147,202)
Terminations and withdrawals	(113,113)	(242,246)	(6,770,014)	(8,404,082)	(3,145,256)	(4,428,126)
Annuity payments	-	-	(39,001)	(49,303)	(2,120)	-
Transfers between subaccounts, net	(136,307)	(553,516)	1,077,366	(17,282,610)	(1,491,811)	(2,374,588)
Mortality adjustments	-	-	275	(3,896)	-	-
Net increase (decrease) in net assets from contract owner transactions	(206,763)	(631,296)	(5,007,362)	(24,262,822)	(4,284,954)	(5,747,178)
Net increase (decrease) in net assets	(236,939)	(428,072)	(6,547,639)	(22,682,138)	(5,533,886)	(3,598,019)
Net assets at beginning of year	1,949,373	2,377,445	41,265,461	63,947,599	24,331,798	27,929,817
Net assets at end of year	$1,712,434	$1,949,373	$34,717,822	$41,265,461	$18,797,912	$24,331,798

The accompanying notes are an integral part of these financial statements.

53

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	Guggenheim VIF Long Short Equity		Guggenheim VIF Macro Opportunities (a)		Guggenheim VIF Managed Asset Allocation
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(51,015)	$(55,581)	$66,521	$(1,286)	$30,530	$(144,830)
Capital gains distributions	-	-	6,880	-	-	-
Realized capital gain (loss) on sales of fund shares	150,010	126,057	(29,135)	7	1,151,978	2,121,703
Change in unrealized appreciation/depreciation on investments during the year	(57,071)	62,805	(11,167)	3,030	(1,218,973)	(886,381)
Net increase (decrease) in net assets from operations	41,924	133,281	33,099	1,751	(36,465)	1,090,492

From contract owner transactions:
Variable annuity deposits	119,655	51,258	279,582	16	343,874	544,181
Contract owner maintenance charges	(35,524)	(45,828)	(4,780)	(586)	(67,740)	(98,236)
Terminations and withdrawals	(901,982)	(984,249)	(93,105)	(1,889)	(2,980,658)	(4,915,660)
Annuity payments	(643)	-	-	-	(130,367)	(31,795)
Transfers between subaccounts, net	125,143	(143,790)	(2,849,645)	2,922,273	1,681,273	(1,865,818)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(693,351)	(1,122,609)	(2,667,948)	2,919,814	(1,153,618)	(6,367,328)
Net increase (decrease) in net assets	(651,427)	(989,328)	(2,634,849)	2,921,565	(1,190,083)	(5,276,836)
Net assets at beginning of year	7,099,483	8,088,811	2,921,565	-	16,894,576	22,171,412
Net assets at end of year	$6,448,056	$7,099,483	$286,716	$2,921,565	$15,704,493	$16,894,576

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

54

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	Guggenheim VIF Mid Cap Value		Guggenheim VIF Money Market		Guggenheim VIF Multi-Hedge Strategies
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(78,560)	$(514,648)	$(296,120)	$(335,871)	$(3,602)	$(25,519)
Capital gains distributions	8,490,894	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	5,997,497	8,369,468	(157,919)	(206,276)	54,366	15,988
Change in unrealized appreciation/depreciation on investments during the year	(18,325,633)	(7,708,174)	11,819	35,103	(10,657)	135,549
Net increase (decrease) in net assets from operations	(3,915,802)	146,646	(442,220)	(507,044)	40,107	126,018

From contract owner transactions:
Variable annuity deposits	1,126,229	1,021,301	13,802,630	17,824,526	137,413	22,324
Contract owner maintenance charges	(267,160)	(389,151)	(209,042)	(362,365)	(14,057)	(17,274)
Terminations and withdrawals	(7,411,065)	(10,534,817)	(16,961,540)	(18,513,326)	(582,837)	(471,673)
Annuity payments	(26,441)	(8,775)	(956)	-	-	-
Transfers between subaccounts, net	(5,899,145)	(4,145,098)	3,494,658	(4,054,173)	270,111	230,578
Mortality adjustments	-	-	-	209	-	-
Net increase (decrease) in net assets from contract owner transactions	(12,477,582)	(14,056,540)	125,750	(5,105,129)	(189,370)	(236,045)
Net increase (decrease) in net assets	(16,393,384)	(13,909,894)	(316,470)	(5,612,173)	(149,263)	(110,027)
Net assets at beginning of year	61,205,523	75,115,417	40,829,994	46,442,167	3,475,459	3,585,486
Net assets at end of year	$44,812,139	$61,205,523	$40,513,524	$40,829,994	$3,326,196	$3,475,459

The accompanying notes are an integral part of these financial statements.

55

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	Guggenheim VIF Small Cap Value		Guggenheim VIF StylePlus Large Core		Guggenheim VIF StylePlus Large Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(210,240)	$(272,397)	$91,485	$(122,770)	$15,994	$(51,736)
Capital gains distributions	5,015,184	-	1,356,827	-	497,831	-
Realized capital gain (loss) on sales of fund shares	2,484,863	5,167,646	1,698,710	1,833,617	559,682	628,088
Change in unrealized appreciation/depreciation on investments during the year	(9,377,879)	(5,683,610)	(3,007,585)	472,091	(766,409)	320,975
Net increase (decrease) in net assets from operations	(2,088,072)	(788,361)	139,437	2,182,938	307,098	897,327

From contract owner transactions:
Variable annuity deposits	1,034,093	686,895	324,986	304,519	100,221	57,166
Contract owner maintenance charges	(145,674)	(206,366)	(73,049)	(89,449)	(42,321)	(41,001)
Terminations and withdrawals	(4,217,052)	(5,635,102)	(2,664,388)	(2,870,910)	(1,305,163)	(1,242,200)
Annuity payments	(841)	-	-	-	-	-
Transfers between subaccounts, net	(2,646,504)	(3,783,991)	(85,598)	(668,893)	2,874,795	446,796
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(5,975,978)	(8,938,564)	(2,498,049)	(3,324,733)	1,627,532	(779,239)
Net increase (decrease) in net assets	(8,064,050)	(9,726,925)	(2,358,612)	(1,141,795)	1,934,630	118,088
Net assets at beginning of year	32,132,874	41,859,799	16,728,579	17,870,374	7,278,271	7,160,183
Net assets at end of year	$24,068,824	$32,132,874	$14,369,967	$16,728,579	$9,212,901	$7,278,271

The accompanying notes are an integral part of these financial statements.

56

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014
	Guggenheim VIF StylePlus Mid Growth		Guggenheim VIF StylePlus Small Growth		Guggenheim VIF Total Return Bond
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$38,833	$(108,736)	$2,790	$(49,819)	$489,811	$(287,361)
Capital gains distributions	882,061	-	16,931	-	-	-
Realized capital gain (loss) on sales of fund shares	2,572,371	1,349,902	717,020	726,453	1,820,396	1,366,885
Change in unrealized appreciation/depreciation on investments during the year	(3,470,318)	400,771	(872,491)	(202,314)	(2,080,923)	1,521,038
Net increase (decrease) in net assets from operations	22,947	1,641,937	(135,750)	474,320	229,284	2,600,562

From contract owner transactions:
Variable annuity deposits	113,112	82,983	110,164	137,956	611,498	1,205,428
Contract owner maintenance charges	(62,397)	(80,347)	(28,779)	(39,773)	(177,722)	(226,371)
Terminations and withdrawals	(1,678,616)	(2,396,613)	(1,023,889)	(1,187,084)	(4,986,106)	(5,819,949)
Annuity payments	(884)	-	-	-	(30,890)	(7,725)
Transfers between subaccounts, net	(1,943,319)	838,735	254,455	(314,208)	(3,343,267)	5,023,693
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(3,572,104)	(1,555,242)	(688,049)	(1,403,109)	(7,926,487)	175,076
Net increase (decrease) in net assets	(3,549,157)	86,695	(823,799)	(928,789)	(7,697,203)	2,775,638
Net assets at beginning of year	14,705,909	14,619,214	6,148,298	7,077,087	37,920,749	35,145,111
Net assets at end of year	$11,156,752	$14,705,909	$5,324,499	$6,148,298	$30,223,546	$37,920,749

The accompanying notes are an integral part of these financial statements.

57

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	Guggenheim VIF World Equity Income		Ibbotson Aggressive Growth ETF Asset Allocation_(a)		Ibbotson Balanced ETF Asset Allocation_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$461,906	$(177,758)	$530	$(144)	$29,234	$1,885
Capital gains distributions	-	-	1,172	27	80,302	2,929
Realized capital gain (loss) on sales of fund shares	1,222,780	1,600,731	(43)	3,683	9,154	352
Change in unrealized appreciation/depreciation on investments during the year	(1,901,536)	(327,233)	(7,327)	7	(182,465)	(5,720)
Net increase (decrease) in net assets from operations	(216,850)	1,095,740	(5,668)	3,573	(63,775)	(554)

From contract owner transactions:
Variable annuity deposits	188,771	323,538	21,354	1,331	945,933	25,291
Contract owner maintenance charges	(94,239)	(126,264)	(483)	(42)	(8,434)	(200)
Terminations and withdrawals	(3,513,792)	(4,184,508)	(698)	-	(462,057)	(2,294)
Annuity payments	(1,059)	-	-	-	-	-
Transfers between subaccounts, net	(526,376)	(1,178,317)	57,462	284	2,328,846	174,320
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(3,946,695)	(5,165,551)	77,635	1,573	2,804,288	197,117
Net increase (decrease) in net assets	(4,163,545)	(4,069,811)	71,967	5,146	2,740,513	196,563
Net assets at beginning of year	21,104,857	25,174,668	5,146	-	196,563	-
Net assets at end of year	$16,941,312	$21,104,857	$77,113	$5,146	$2,937,076	$196,563

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

58

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014
	Ibbotson Conservative ETF Asset Allocation_(a)		Ibbotson Growth ETF Asset Allocation_(a)		Ibbotson Income and Growth ETF Asset Allocation_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$6,413	$153	$3,758	$743	$2,529	$577
Capital gains distributions	25,914	380	8,421	176	10,485	934
Realized capital gain (loss) on sales of fund shares	(5,304)	(145)	(6,947)	397	(173)	(1,100)
Change in unrealized appreciation/depreciation on investments during the year	(58,643)	(700)	(44,982)	(2,091)	(22,015)	(2,060)
Net increase (decrease) in net assets from operations	(31,620)	(312)	(39,750)	(775)	(9,174)	(1,649)

From contract owner transactions:
Variable annuity deposits	252,688	-	30,015	2,997	131,369	-
Contract owner maintenance charges	(6,581)	(233)	(3,179)	(57)	(1,114)	(113)
Terminations and withdrawals	(157,377)	(5,112)	(15,862)	(120)	(5,352)	(578)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	884,662	31,382	479,143	102,595	98,927	58,258
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	973,392	26,037	490,117	105,415	223,830	57,567
Net increase (decrease) in net assets	941,772	25,725	450,367	104,640	214,656	55,918
Net assets at beginning of year	25,725	-	104,640	-	55,918	-
Net assets at end of year	$967,497	$25,725	$555,007	$104,640	$270,574	$55,918

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

59

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	Invesco V.I. Comstock		Invesco V.I. Equity and Income		Invesco V.I. Global Health Care
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$200,411	$78,369	$236,793	$117,979	$(124,114)	$(125,906)
Capital gains distributions	62,786	-	1,328,371	769,981	1,373,284	639,923
Realized capital gain (loss) on sales of fund shares	1,438,176	1,484,145	645,557	1,325,660	2,046,977	1,896,116
Change in unrealized appreciation/depreciation on investments during the year	(3,429,581)	282,823	(2,662,780)	(826,876)	(2,820,784)	476,279
Net increase (decrease) in net assets from operations	(1,728,208)	1,845,337	(452,059)	1,386,744	475,363	2,886,412

From contract owner transactions:
Variable annuity deposits	2,839,409	1,688,261	265,011	555,051	646,923	487,155
Contract owner maintenance charges	(99,163)	(112,446)	(65,942)	(99,021)	(68,624)	(83,444)
Terminations and withdrawals	(2,668,662)	(3,604,771)	(2,931,121)	(3,215,989)	(2,443,408)	(2,931,725)
Annuity payments	(845)	-	-	-	-	-
Transfers between subaccounts, net	(3,396,677)	2,258,095	(223,048)	(1,976,987)	(1,739,013)	(334,591)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(3,325,938)	229,139	(2,955,100)	(4,736,946)	(3,604,122)	(2,862,605)
Net increase (decrease) in net assets	(5,054,146)	2,074,476	(3,407,159)	(3,350,202)	(3,128,759)	23,807
Net assets at beginning of year	25,554,483	23,480,007	15,368,832	18,719,034	16,482,892	16,459,085
Net assets at end of year	$20,500,337	$25,554,483	$11,961,673	$15,368,832	$13,354,133	$16,482,892

The accompanying notes are an integral part of these financial statements.

60

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014
	Invesco V.I. Global Real Estate		Invesco V.I. Government Securities		Invesco V.I. International Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$422,630	$142,964	$372,032	$769,524	$173,406	$197,214
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	338,300	194,953	(250,789)	(438,750)	762,087	1,714,909
Change in unrealized appreciation/depreciation on investments during the year	(1,113,135)	1,790,532	(316,039)	821,244	(1,954,694)	(2,135,985)
Net increase (decrease) in net assets from operations	(352,205)	2,128,449	(194,796)	1,152,018	(1,019,201)	(223,862)

From contract owner transactions:
Variable annuity deposits	418,032	374,200	353,343	440,908	3,024,362	2,028,230
Contract owner maintenance charges	(78,372)	(96,920)	(211,160)	(268,641)	(125,923)	(142,998)
Terminations and withdrawals	(2,230,574)	(3,131,655)	(3,749,034)	(4,007,671)	(3,467,773)	(4,167,614)
Annuity payments	-	-	(3,742)	(71,643)	(1,790)	-
Transfers between subaccounts, net	(891,116)	867,594	7,484	(4,231,205)	368,260	3,035,129
Mortality adjustments	-	-	321	(7,065)	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,782,030)	(1,986,781)	(3,602,788)	(8,145,317)	(202,864)	752,747
Net increase (decrease) in net assets	(3,134,235)	141,668	(3,797,584)	(6,993,299)	(1,222,065)	528,885
Net assets at beginning of year	17,116,972	16,975,304	33,456,892	40,450,191	29,837,587	29,308,702
Net assets at end of year	$13,982,737	$17,116,972	$29,659,308	$33,456,892	$28,615,522	$29,837,587

The accompanying notes are an integral part of these financial statements.

61

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014
	Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth		Invesco V.I. Value Opportunities
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(37,123)	$(74,554)	$(27,745)	$(35,844)	$45,442	$16,047
Capital gains distributions	498,966	934,969	290,435	-	230,834	-
Realized capital gain (loss) on sales of fund shares	134,221	1,097,893	188,334	744,789	180,635	139,925
Change in unrealized appreciation/depreciation on investments during the year	(778,295)	(1,558,624)	(461,474)	(398,660)	(815,458)	53,105
Net increase (decrease) in net assets from operations	(182,231)	399,684	(10,450)	310,285	(358,547)	209,077

From contract owner transactions:
Variable annuity deposits	127,861	404,009	202,621	138,397	123,908	110,470
Contract owner maintenance charges	(29,959)	(59,735)	(19,208)	(29,698)	(18,897)	(24,507)
Terminations and withdrawals	(1,150,173)	(1,352,584)	(653,138)	(746,028)	(610,231)	(541,255)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(2,693,589)	(3,370,298)	168,015	(933,939)	(256,109)	223,579
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(3,745,860)	(4,378,608)	(301,710)	(1,571,268)	(761,329)	(231,713)
Net increase (decrease) in net assets	(3,928,091)	(3,978,924)	(312,160)	(1,260,983)	(1,119,876)	(22,636)
Net assets at beginning of year	8,428,220	12,407,144	3,768,196	5,029,179	3,823,588	3,846,224
Net assets at end of year	$4,500,129	$8,428,220	$3,456,036	$3,768,196	$2,703,712	$3,823,588

The accompanying notes are an integral part of these financial statements.

62

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014
	Ivy Funds VIP Asset Strategy (a)		Janus Aspen Enterprise		Janus Aspen Janus Portfolio
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(950)	$(327)	$(58,651)	$(180,006)	$(31,422)	$(55,998)
Capital gains distributions	35,803	4,563	2,957,234	1,704,411	2,020,198	774,985
Realized capital gain (loss) on sales of fund shares	(7,779)	(2,045)	1,216,190	2,203,917	480,714	891,310
Change in unrealized appreciation/depreciation on investments during the year	(46,992)	(7,847)	(3,378,483)	(1,003,742)	(2,088,306)	(441,093)
Net increase (decrease) in net assets from operations	(19,918)	(5,656)	736,290	2,724,580	381,184	1,169,204

From contract owner transactions:
Variable annuity deposits	48,446	50,761	681,491	463,178	182,206	101,811
Contract owner maintenance charges	(1,386)	(463)	(131,188)	(173,581)	(52,366)	(61,039)
Terminations and withdrawals	(13,214)	(37,489)	(3,636,630)	(4,175,967)	(1,303,438)	(1,430,371)
Annuity payments	-	-	(1,313)	(22,989)	-	-
Transfers between subaccounts, net	41,168	179,701	1,589,682	1,001,050	2,610,413	(1,036,575)
Mortality adjustments	-	-	264	(2,226)	-	-
Net increase (decrease) in net assets from contract owner transactions	75,014	192,510	(1,497,694)	(2,910,535)	1,436,815	(2,426,174)
Net increase (decrease) in net assets	55,096	186,854	(761,404)	(185,955)	1,817,999	(1,256,970)
Net assets at beginning of year	186,854	-	25,208,376	25,394,331	9,926,733	11,183,703
Net assets at end of year	$241,950	$186,854	$24,446,972	$25,208,376	$11,744,732	$9,926,733

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

63

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	JPMorgan Insurance Trust Core Bond Portfolio (a)		Lord Abbett Series Bond-Debenture VC(a)		Lord Abbett Series Developing Growth VC (a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$153,898	$(15,091)	$28,308	$7,254	$(2,333)	$(96)
Capital gains distributions	-	-	3,584	3,971	3,432	125
Realized capital gain (loss) on sales of fund shares	(20,213)	4,745	(5,737)	(740)	(31,310)	(249)
Change in unrealized appreciation/depreciation on investments during the year	(149,417)	63,516	(57,552)	(11,793)	(76,954)	1,607
Net increase (decrease) in net assets from operations	(15,732)	53,170	(31,397)	(1,308)	(107,165)	1,387

From contract owner transactions:
Variable annuity deposits	1,028,257	293,644	88,749	8,748	64,069	13,609
Contract owner maintenance charges	(30,851)	(11,898)	(4,065)	(555)	(1,334)	(76)
Terminations and withdrawals	(905,611)	(366,982)	(100,417)	(7,542)	(30,406)	-
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	1,888,520	4,619,093	654,359	164,139	446,537	33,777
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	1,980,315	4,533,857	638,626	164,790	478,866	47,310
Net increase (decrease) in net assets	1,964,583	4,587,027	607,229	163,482	371,701	48,697
Net assets at beginning of year	4,587,027	-	163,482	-	48,697	-
Net assets at end of year	$6,551,610	$4,587,027	$770,711	$163,482	$420,398	$48,697

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

64

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	MFS VIT II Research International (b)		MFS VIT Total Return		MFS VIT Utilities
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$119,828	$11,774	$453,404	$333,024	$719,191	$333,365
Capital gains distributions	28,159	-	1,084,414	964,520	1,569,658	1,066,398
Realized capital gain (loss) on sales of fund shares	158,425	452,220	1,333,222	1,910,019	721,514	1,219,375
Change in unrealized appreciation/depreciation on investments during the year	(413,164)	(746,269)	(3,195,865)	(411,818)	(6,446,807)	594,909
Net increase (decrease) in net assets from operations	(106,752)	(282,275)	(324,825)	2,795,745	(3,436,444)	3,214,047

From contract owner transactions:
Variable annuity deposits	119,143	387,857	311,012	929,865	355,511	791,448
Contract owner maintenance charges	(18,093)	(32,745)	(201,484)	(302,604)	(111,876)	(174,294)
Terminations and withdrawals	(593,815)	(1,015,256)	(5,937,661)	(6,983,156)	(3,391,804)	(5,018,301)
Annuity payments	(1,904)	(1,405)	(6,174)	(88,639)	(276)	(5,652)
Transfers between subaccounts, net	536,411	(2,845,444)	(1,297,639)	(3,474,344)	(4,712,355)	411,638
Mortality adjustments	-	-	791	(8,616)	54	(544)
Net increase (decrease) in net assets from contract owner transactions	41,742	(3,506,993)	(7,131,155)	(9,927,494)	(7,860,746)	(3,995,705)
Net increase (decrease) in net assets	(65,010)	(3,789,268)	(7,455,980)	(7,131,749)	(11,297,190)	(781,658)
Net assets at beginning of year	3,357,262	7,146,530	34,368,451	41,500,200	27,841,451	28,623,109
Net assets at end of year	$3,292,252	$3,357,262	$26,912,471	$34,368,451	$16,544,261	$27,841,451

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

65

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014
	Morgan Stanley UIF Emerging Markets Equity		Neuberger Berman AMT Socially Responsive		Oppenheimer Core Bond Fund/VA
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$6,342	$(40,710)	$(35,355)	$(55,110)	$473,012	$570,803
Capital gains distributions	-	-	674,635	-	-	-
Realized capital gain (loss) on sales of fund shares	(320,399)	309,170	488,268	855,118	(89,718)	(71,693)
Change in unrealized appreciation/depreciation on investments during the year	(745,429)	(733,630)	(1,242,928)	(68,967)	(417,732)	303,578
Net increase (decrease) in net assets from operations	(1,059,486)	(465,170)	(115,380)	731,041	(34,438)	802,688

From contract owner transactions:
Variable annuity deposits	340,940	571,502	231,054	255,685	1,273,224	362,605
Contract owner maintenance charges	(36,664)	(53,363)	(28,742)	(41,387)	(82,763)	(95,138)
Terminations and withdrawals	(1,147,417)	(1,352,800)	(889,297)	(1,443,144)	(1,952,136)	(2,404,711)
Annuity payments	-	-	-	-	(1,505)	(28,668)
Transfers between subaccounts, net	315,592	(889,081)	345,677	(747,075)	1,737,417	1,646,107
Mortality adjustments	-	-	-	-	136	(2,818)
Net increase (decrease) in net assets from contract owner transactions	(527,549)	(1,723,742)	(341,308)	(1,975,921)	974,373	(522,623)
Net increase (decrease) in net assets	(1,587,035)	(2,188,912)	(456,688)	(1,244,880)	939,935	280,065
Net assets at beginning of year	8,194,892	10,383,804	8,061,730	9,306,610	13,554,239	13,274,174
Net assets at end of year	$6,607,857	$8,194,892	$7,605,042	$8,061,730	$14,494,174	$13,554,239

The accompanying notes are an integral part of these financial statements.

66

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014
	Oppenheimer Global Fund/VA (a)		Oppenheimer Main Street Small Cap Fund/VA		PIMCO VIT All Asset
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$14,336	$(143)	$(8,826)	$(7,436)	$278,394	$790,613
Capital gains distributions	155,764	135	1,181,221	1,495,855	-	-
Realized capital gain (loss) on sales of fund shares	(56,951)	252	197,886	738,933	(656,190)	6,403
Change in unrealized appreciation/depreciation on investments during the year	(141,490)	(345)	(1,889,908)	(1,284,028)	(794,629)	(690,220)
Net increase (decrease) in net assets from operations	(28,341)	(101)	(519,627)	943,324	(1,172,425)	106,796

From contract owner transactions:
Variable annuity deposits	419,525	94,409	320,111	173,927	111,537	301,223
Contract owner maintenance charges	(6,524)	(139)	(49,800)	(73,278)	(47,430)	(100,016)
Terminations and withdrawals	(101,951)	(1,156)	(1,246,389)	(1,696,952)	(3,004,114)	(5,420,829)
Annuity payments	-	-	(1,291)	(1,301)	(4,178)	(2,166)
Transfers between subaccounts, net	1,414,960	82,196	(153,698)	(1,549,359)	(2,637,912)	49,748
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	1,726,010	175,310	(1,131,067)	(3,146,963)	(5,582,097)	(5,172,040)
Net increase (decrease) in net assets	1,697,669	175,209	(1,650,694)	(2,203,639)	(6,754,522)	(5,065,244)
Net assets at beginning of year	175,209	-	8,666,745	10,870,384	15,911,859	20,977,103
Net assets at end of year	$1,872,878	$175,209	$7,016,051	$8,666,745	$9,157,337	$15,911,859

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

67

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	PIMCO VIT CommodityRealReturn Strategy		PIMCO VIT Emerging Markets Bond		PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$203,622	$(32,036)	$170,294	$243,362	$314,254	$202,113
Capital gains distributions	-	-	15,529	98,016	65,283	120,320
Realized capital gain (loss) on sales of fund shares	(1,716,099)	(624,645)	(215,123)	(33,919)	365,258	169,829
Change in unrealized appreciation/depreciation on investments during the year	19,429	(720,748)	(51,597)	(238,840)	(889,390)	1,368,343
Net increase (decrease) in net assets from operations	(1,493,048)	(1,377,429)	(80,897)	68,619	(144,595)	1,860,605

From contract owner transactions:
Variable annuity deposits	200,132	277,601	66,874	124,906	616,941	1,410,653
Contract owner maintenance charges	(25,631)	(49,349)	(23,572)	(40,689)	(78,058)	(93,427)
Terminations and withdrawals	(690,186)	(1,692,372)	(804,669)	(1,037,572)	(2,670,681)	(3,185,352)
Annuity payments	-	-	-	-	(3,921)	(8,683)
Transfers between subaccounts, net	(67,861)	635,559	(1,116,767)	(492,874)	(3,690,741)	1,598,955
Mortality adjustments	-	-	-	-	47	(855)
Net increase (decrease) in net assets from contract owner transactions	(583,546)	(828,561)	(1,878,134)	(1,446,229)	(5,826,413)	(278,709)
Net increase (decrease) in net assets	(2,076,594)	(2,205,990)	(1,959,031)	(1,377,610)	(5,971,008)	1,581,896
Net assets at beginning of year	5,986,762	8,192,752	4,823,540	6,201,150	18,801,085	17,219,189
Net assets at end of year	$3,910,168	$5,986,762	$2,864,509	$4,823,540	$12,830,077	$18,801,085

The accompanying notes are an integral part of these financial statements.

68

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014
	PIMCO VIT Low Duration		PIMCO VIT Real Return		PIMCO VIT Total Return_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$629,092	$115,893	$1,056,882	$294,582	$200,764	$2,627
Capital gains distributions	-	-	-	-	66,671	-
Realized capital gain (loss) on sales of fund shares	77,283	272,088	(462,587)	(239,878)	(11,501)	(234)
Change in unrealized appreciation/depreciation on investments during the year	(790,930)	(307,401)	(1,711,346)	1,131,991	(327,888)	(1,359)
Net increase (decrease) in net assets from operations	(84,555)	80,580	(1,117,051)	1,186,695	(71,954)	1,034

From contract owner transactions:
Variable annuity deposits	365,187	846,030	510,293	1,192,049	303,569	50,806
Contract owner maintenance charges	(131,510)	(185,062)	(178,991)	(252,899)	(11,836)	(645)
Terminations and withdrawals	(4,786,668)	(6,844,059)	(7,613,543)	(8,647,473)	(288,878)	(6,221)
Annuity payments	(2,697)	-	(78,758)	(20,279)	-	-
Transfers between subaccounts, net	(170,959)	(2,593,292)	(2,435,917)	(1,263,429)	5,909,984	253,341
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(4,726,647)	(8,776,383)	(9,796,916)	(8,992,031)	5,912,839	297,281
Net increase (decrease) in net assets	(4,811,202)	(8,695,803)	(10,913,967)	(7,805,336)	5,840,885	298,315
Net assets at beginning of year	27,311,453	36,007,256	41,567,945	49,373,281	298,315	-
Net assets at end of year	$22,500,251	$27,311,453	$30,653,978	$41,567,945	$6,139,200	$298,315

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

69

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014
	Putnam VT Small Cap Value_(a)		Royce Micro-Cap		T. Rowe Price Health Sciences_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(179)	$(4)	$(57,749)	$(78,474)	$(53,838)	$(3,308)
Capital gains distributions	5,812	-	388,838	729,490	765,837	166,806
Realized capital gain (loss) on sales of fund shares	(1,877)	-	(115,723)	236,172	129,324	772
Change in unrealized appreciation/depreciation on investments during the year	(5,871)	210	(1,275,338)	(1,375,279)	(429,414)	(18,368)
Net increase (decrease) in net assets from operations	(2,115)	206	(1,059,972)	(488,091)	411,909	145,902

From contract owner transactions:
Variable annuity deposits	17,780	959	87,883	73,288	968,388	146,976
Contract owner maintenance charges	(449)	(1)	(33,617)	(53,075)	(24,089)	(2,451)
Terminations and withdrawals	(7,328)	-	(1,077,979)	(1,716,521)	(577,453)	(30,930)
Annuity payments	-	-	(513)	-	-	-
Transfers between subaccounts, net	203,473	1,452	(829,719)	(586,659)	6,792,513	2,551,941
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	213,476	2,410	(1,853,945)	(2,282,967)	7,159,359	2,665,536
Net increase (decrease) in net assets	211,361	2,616	(2,913,917)	(2,771,058)	7,571,268	2,811,438
Net assets at beginning of year	2,616	-	9,228,679	11,999,737	2,811,438	-
Net assets at end of year	$213,977	$2,616	$6,314,762	$9,228,679	$10,382,706	$2,811,438

(a) Prior year new subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

70

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014
	Templeton Developing Markets VIP Fund_(a)		Templeton Global Bond VIP Fund_(a)		Transparent Value Directional Allocation VI_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,046	$(228)	$46,917	$(1)	$(1,414)	$(224)
Capital gains distributions	21,593	-	3,375	-	-	-
Realized capital gain (loss) on sales of fund shares	(90,128)	(5,472)	(45,709)	280	(876)	(1,052)
Change in unrealized appreciation/depreciation on investments during the year	(26,008)	(3,999)	(56,675)	(5,362)	(8,501)	(1,444)
Net increase (decrease) in net assets from operations	(93,497)	(9,699)	(52,092)	(5,083)	(10,791)	(2,720)

From contract owner transactions:
Variable annuity deposits	5,548	1,538	173,059	19,773	134,723	49,030
Contract owner maintenance charges	(1,304)	(185)	(2,644)	(452)	(2,123)	(43)
Terminations and withdrawals	(46,794)	(351)	(11,957)	(24,878)	(55,264)	(3,517)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	291,251	46,351	250,023	402,256	71,596	37,555
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	248,701	47,353	408,481	396,699	148,932	83,025
Net increase (decrease) in net assets	155,204	37,654	356,389	391,616	138,141	80,305
Net assets at beginning of year	37,654	-	391,616	-	80,305	-
Net assets at end of year	$192,858	$37,654	$748,005	$391,616	$218,446	$80,305

(a) Prior year new subaccount. See Note 1.

71

Variable Annuity Account XIV - SecureDesigns Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014
	Western Asset Variable Global High Yield Bond
	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$173,783	$367,089
Capital gains distributions	-	-
Realized capital gain (loss) on sales of fund shares	(222,719)	74,132
Change in unrealized appreciation/depreciation on investments during the year	(206,178)	(550,062)
Net increase (decrease) in net assets from operations	(255,114)	(108,841)

From contract owner transactions:
Variable annuity deposits	44,710	103,696
Contract owner maintenance charges	(21,762)	(32,150)
Terminations and withdrawals	(715,515)	(865,281)
Annuity payments	-	-
Transfers between subaccounts, net	(1,675,204)	203,932
Mortality adjustments	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,367,771)	(589,803)
Net increase (decrease) in net assets	(2,622,885)	(698,644)
Net assets at beginning of year	5,928,753	6,627,397
Net assets at end of year	$3,305,868	$5,928,753

The accompanying notes are an integral part of these financial statements.

72

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Notes to Financial Statements

December 31, 2015

1. Organization and Significant Accounting Policies

Variable Annuity Account XIV - SecureDesigns Variable Annuity (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL).  The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for SecureDesigns are allocated to one or more of the subaccounts that comprise the Account.  The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Ultra	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
ClearBridge Variable Aggressive Growth	II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dreyfus IP MidCap Stock	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC

73

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity VIP Equity-Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Franklin Founding Funds Allocation VIP Fund	Class 4	Franklin Templeton Services, LLC	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	Franklin Templeton Investment Management Ltd
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Alpha Opportunity	-	Guggenheim Investments	-
Guggenheim VIF CLS AdvisorOne Global Diversified Equity	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Growth and Income	-	Guggenheim Investments	CLS Investments, LLC
74

Variable Annuity Account XIV - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-
Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-
Guggenheim VIF Macro Opportunities	-	Guggenheim Investments	-
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Money Market	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-
Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Ibbotson Aggressive Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Balanced ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Conservative ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Ibbotson Income and Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Morningstar Investment Management LLC
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Health Care	Series I	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc.	-
Ivy Funds VIP Asset Strategy	-	Waddell & Reed Investment Management Co.	-
Janus Aspen Enterprise	Service	Janus Capital Management LLC	-
Janus Aspen Janus Portfolio	Service	Janus Capital Management LLC	-

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Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley UIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Ltd.
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Investment Advisers LLC
Oppenheimer Core Bond Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Royce Micro-Cap	Investment	Royce & Associates, LLC	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Transparent Value Directional Allocation VI	Class II	Guggenheim Partners Investment Mgmt LLC	-
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Ninety-four subaccounts are currently offered by the Account, all of which had activity.

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its members and affiliated with Security Benefit Corporation.  As disclosed in the above table,
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1. Organization and Significant Accounting Policies (continued)

Guggenheim Investments serves as investment adviser for certain mutual funds.  The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

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1. Organization and Significant Accounting Policies (continued)

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

June 2, 2014	Transparent Value Directional Allocation VI
May 1, 2014	AB VPS Dynamic Asset Allocation
May 1, 2014	AB VPS Small/Mid Cap Value
May 1, 2014	American Funds IS Asset Allocation
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS New World
May 1, 2014	BlackRock Equity Dividend V.I.
May 1, 2014	BlackRock Global Allocation V.I.
May 1, 2014	BlackRock High Yield V.I.
May 1, 2014	Dreyfus IP MidCap Stock
May 1, 2014	Dreyfus IP Small Cap Stock Index
May 1, 2014	Dreyfus VIF Appreciation
May 1, 2014	Fidelity VIP Equity-Income
May 1, 2014	Fidelity VIP Growth & Income
May 1, 2014	Fidelity VIP Growth Opportunities
May 1, 2014	Fidelity VIP High Income
May 1, 2014	Fidelity VIP Overseas
May 1, 2014	Franklin Strategic Income VIP Fund
May 1, 2014	Guggenheim VIF Floating Rate Strategies
May 1, 2014	Guggenheim VIF Macro Opportunities
May 1, 2014	Ibbotson Aggressive Growth ETF Asset Allocation
May 1, 2014	Ibbotson Balanced ETF Asset Allocation
May 1, 2014	Ibbotson Conservative ETF Asset Allocation
May 1, 2014	Ibbotson Growth ETF Asset Allocation
May 1, 2014	Ibbotson Income and Growth ETF Asset Allocation
May 1, 2014	Ivy Funds VIP Asset Strategy
May 1, 2014	JPMorgan Insurance Trust Core Bond Portfolio
May 1, 2014	Lord Abbett Series Bond-Debenture VC
May 1, 2014	Lord Abbett Series Developing Growth VC
May 1, 2014	Oppenheimer Global Fund/VA
May 1, 2014	PIMCO VIT Total Return
May 1, 2014	Putnam VT Small Cap Value
May 1, 2014	T. Rowe Price Health Sciences
May 1, 2014	Templeton Developing Markets VIP Fund
May 1, 2014	Templeton Global Bond VIP Fund
April 29, 2011	Invesco V.I. Government Securities

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1. Organization and Significant Accounting Policies (continued)
During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name

March 27, 2015	MFS VIT II Research International	MFS VIT Research International
May 1, 2015	AB VPS Dynamic Asset Allocation	AllianceBernstein VPS Dynamic Asset Allocation
May 1, 2015	AB VPS Small/Mid Cap Value	AllianceBernstein VPS Small/Mid Cap Value
May 1, 2015	Guggenheim VIF CLS AdvisorOne Global Diversified Equity	Guggenheim VIF CLS AdvisorOne Amerigo
May 1, 2015	Guggenheim VIF CLS AdvisorOne Growth and Income	Guggenheim VIF CLS AdvisorOne Clermont

The following subaccount is closed to new investments:
Subaccount

Guggenheim VIF Alpha Opportunity

Investment Valuation
Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.
The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2015, were as follows:
Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Dynamic Asset Allocation (b)	$335,927	$47,647
AB VPS Small/Mid Cap Value (b)	415,802	105,544
American Century VP Mid Cap Value	4,179,985	7,345,088
American Century VP Ultra	7,926,311	4,206,883
American Century VP Value	5,337,934	7,403,210
American Funds IS Asset Allocation	2,160,415	1,259,494
American Funds IS Global Bond	2,143,855	1,391,197
American Funds IS Global Growth	5,481,397	1,671,518
American Funds IS Growth-Income	7,233,308	5,679,164
American Funds IS International	1,514,959	868,736
American Funds IS New World	420,293	210,466
BlackRock Equity Dividend V.I.	621,137	250,547
BlackRock Global Allocation V.I.	2,387,727	1,638,401
BlackRock High Yield V.I.	1,491,527	1,617,002
ClearBridge Variable Aggressive Growth	8,800,935	7,117,784
ClearBridge Variable Small Cap Growth	773,372	3,022,124
Dreyfus IP MidCap Stock	1,323,670	203,044
Dreyfus IP Small Cap Stock Index	413,271	1,329,777
Dreyfus IP Technology Growth	4,325,812	3,315,197
Dreyfus VIF Appreciation	876,754	405,448

(b) Name change. See Note 1.
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Subaccount	Cost of Purchases	Proceeds from Sales
Dreyfus VIF International Value	$821,824	$3,622,402
Fidelity VIP Equity-Income	1,154,968	458,653
Fidelity VIP Growth & Income	2,946,735	1,045,234
Fidelity VIP Growth Opportunities	1,798,722	386,753
Fidelity VIP High Income	2,765,869	2,474,450
Fidelity VIP Overseas	1,729,119	351,934
Franklin Founding Funds Allocation VIP Fund	459,534	1,592,525
Franklin Income VIP Fund	1,790,221	7,655,506
Franklin Mutual Global Discovery VIP Fund	3,248,354	6,652,413
Franklin Small Cap Value VIP Fund	1,703,993	1,837,538
Franklin Strategic Income VIP Fund	3,830,450	921,712
Guggenheim VIF All Cap Value	3,883,742	5,371,610
Guggenheim VIF Alpha Opportunity (c)	2,285,775	1,575,218
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (b)	6,762,277	14,931,638
Guggenheim VIF CLS AdvisorOne Growth and Income (b)	1,179,628	10,763,623
Guggenheim VIF Floating Rate Strategies	2,769,175	1,014,133
Guggenheim VIF Global Managed Futures Strategy	285,563	406,192
Guggenheim VIF High Yield	15,624,052	16,328,093
Guggenheim VIF Large Cap Value	5,737,239	6,748,475
Guggenheim VIF Long Short Equity	418,604	1,162,970
Guggenheim VIF Macro Opportunities	629,275	3,223,822
Guggenheim VIF Managed Asset Allocation	2,502,272	3,625,360
Guggenheim VIF Mid Cap Value	11,277,643	15,342,891
Guggenheim VIF Money Market	51,244,292	51,414,662
Guggenheim VIF Multi-Hedge Strategies	613,438	806,410
Guggenheim VIF Small Cap Value	7,220,570	8,391,604
Guggenheim VIF StylePlus Large Core	5,971,469	7,021,206
Guggenheim VIF StylePlus Large Growth	4,293,754	2,152,397
Guggenheim VIF StylePlus Mid Growth	4,889,846	7,541,056
Guggenheim VIF StylePlus Small Growth	1,561,933	2,230,261
Guggenheim VIF Total Return Bond	3,866,812	11,303,488
Guggenheim VIF World Equity Income	1,151,237	4,636,026
Ibbotson Aggressive Growth ETF Asset Allocation	80,675	1,338
Ibbotson Balanced ETF Asset Allocation	5,221,537	2,307,713
Ibbotson Conservative ETF Asset Allocation	1,379,339	373,620
Ibbotson Growth ETF Asset Allocation	680,992	178,696
Ibbotson Income and Growth ETF Asset Allocation	294,516	57,672
Invesco V.I. Comstock	5,165,912	8,228,653
Invesco V.I. Equity and Income	4,092,638	5,482,574
Invesco V.I. Global Health Care	4,704,064	7,059,016

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.
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Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. Global Real Estate	$3,546,248	$5,905,648
Invesco V.I. Government Securities	11,113,482	14,344,238
Invesco V.I. International Growth	6,311,706	6,341,164
Invesco V.I. Mid Cap Core Equity	1,673,476	4,957,493
Invesco V.I. Mid Cap Growth	1,507,745	1,546,765
Invesco V.I. Value Opportunities	683,023	1,168,076
Ivy Funds VIP Asset Strategy	170,431	60,564
Janus Aspen Enterprise	6,839,860	5,438,971
Janus Aspen Janus Portfolio	6,110,166	2,684,575
JPMorgan Insurance Trust Core Bond Portfolio	5,392,869	3,258,656
Lord Abbett Series Bond-Debenture VC	906,626	236,108
Lord Abbett Series Developing Growth VC	1,020,801	540,836
MFS VIT II Research International (b)	5,142,653	4,952,924
MFS VIT Total Return	3,370,287	8,963,624
MFS VIT Utilities	2,790,820	8,362,717
Morgan Stanley UIF Emerging Markets Equity	3,372,220	3,893,427
Neuberger Berman AMT Socially Responsive	2,095,040	1,797,068
Oppenheimer Core Bond Fund/VA	7,910,302	6,462,917
Oppenheimer Global Fund/VA	3,603,217	1,707,107
Oppenheimer Main Street Small Cap Fund/VA	1,814,707	1,773,379
PIMCO VIT All Asset	1,645,764	6,949,467
PIMCO VIT CommodityRealReturn Strategy	2,029,197	2,409,121
PIMCO VIT Emerging Markets Bond	450,311	2,142,622
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	4,223,959	9,670,835
PIMCO VIT Low Duration	5,108,415	9,205,970
PIMCO VIT Real Return	6,238,254	14,978,288
PIMCO VIT Total Return	6,997,551	817,277
Putnam VT Small Cap Value	268,501	49,392
Royce Micro-Cap	541,505	2,064,361
T. Rowe Price Health Sciences	9,942,948	2,071,590
Templeton Developing Markets VIP Fund	1,101,805	830,465
Templeton Global Bond VIP Fund	898,424	439,651
Transparent Value Directional Allocation VI	219,770	72,252
Western Asset Variable Global High Yield Bond	298,111	2,492,099

(b) Name change. See Note 1.

Market Risk
Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders investments in the funds
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1. Organization and Significant Accounting Policies (continued)

and the amounts reported in the statement of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.
Annuity Assets
Annuity assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.
Reinvestment of Dividends
Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.
Federal Income Taxes
The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Recently Issued Accounting Standards
In May 2015, the FASB issued Accounting Standards Update guidance (ASU No. 2015-07), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments in this Update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 would be effective for fiscal periods beginning after December 15, 2016, with early application permitted. The Account expects this ASU to only have a presentation impact on the financial statements of the Account.
In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment Companies Measurement, and Disclosure Requirements, which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value. ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees. Management has evaluated the criteria in the standard and concluded that the Account qualifies as an investment company and therefore will continue to apply the accounting requirements of ASC 946. The adoption of ASU 2013-08 had no impact on the Account's financial statements.
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:
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1. Organization and Significant Accounting Policies (continued)
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
•	Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•	Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.
The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.
Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.
The Account's financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2015, based on the priority of the inputs to the valuation technique above. There were no transfers between levels during the year ended December 31, 2015. The Account had no financial liabilities as of December 31, 2015.
2. Variable Annuity Contract Charges
Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.
Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.
Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.
Contract owner maintenance charges on the statements of changes in net assets may include the following charges:
•
Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•
Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•
Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a "withdrawal charge") of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 2.00% of the contract value.

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3. Summary of Unit Transactions
The changes in units outstanding for the periods December 31, 2015 and 2014, were as follows:
		2015			2014
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AB VPS Dynamic Asset Allocation (a)(b)	58,549	(28,675)	29,874	74,704	(38,139)	36,565
AB VPS Small/Mid Cap Value (a)(b)	45,255	(17,841)	27,414	17,502	(3,207)	14,295
American Century VP Mid Cap Value	600,907	(868,798)	(267,891)	653,766	(803,690)	(149,924)
American Century VP Ultra	595,426	(407,821)	187,605	324,082	(510,823)	(186,741)
American Century VP Value	876,959	(954,372)	(77,413)	905,327	(679,376)	225,951
American Funds IS Asset Allocation (a)	294,458	(209,511)	84,947	337,088	(159,287)	177,801
American Funds IS Global Bond (a)	493,606	(404,662)	88,944	443,611	(77,432)	366,179
American Funds IS Global Growth (a)	544,754	(214,792)	329,962	57,194	(19,999)	37,195
American Funds IS Growth-Income (a)	876,880	(769,792)	107,088	591,703	(107,985)	483,718
American Funds IS International (a)	197,339	(137,090)	60,249	69,615	(14,315)	55,300
American Funds IS New World (a)	53,886	(30,824)	23,062	20,811	(5,684)	15,127
BlackRock Equity Dividend V.I. (a)	65,907	(33,212)	32,695	69,429	(17,095)	52,334
BlackRock Global Allocation V.I. (a)	408,241	(342,117)	66,124	218,493	(40,601)	177,892
BlackRock High Yield V.I. (a)	289,145	(304,054)	(14,909)	521,357	(350,743)	170,614
ClearBridge Variable Aggressive Growth	869,818	(875,646)	(5,828)	811,888	(619,402)	192,486
ClearBridge Variable Small Cap Growth	160,828	(300,277)	(139,449)	231,007	(523,401)	(292,394)
Dreyfus IP MidCap Stock (a)	125,307	(24,057)	101,250	45,456	(9,897)	35,559
Dreyfus IP Small Cap Stock Index (a)	82,489	(174,603)	(92,114)	192,986	(25,376)	167,610
Dreyfus IP Technology Growth	280,809	(255,112)	25,697	163,457	(216,695)	(53,238)
Dreyfus VIF Appreciation (a)	92,344	(48,481)	43,863	17,765	(1,575)	16,190
Dreyfus VIF International Value	177,471	(443,314)	(265,843)	340,348	(333,475)	6,873
Fidelity VIP Equity-Income (a)	154,292	(92,064)	62,228	63,283	(27,485)	35,798
Fidelity VIP Growth & Income (a)	308,592	(130,811)	177,781	90,493	(24,375)	66,118
Fidelity VIP Growth Opportunities (a)	161,024	(48,023)	113,001	117,755	(102,943)	14,812
Fidelity VIP High Income (a)	289,443	(256,397)	33,046	83,011	(74,640)	8,371
Fidelity VIP Overseas (a)	183,842	(44,003)	139,839	21,444	(92)	21,352
Franklin Founding Funds Allocation VIP Fund	73,863	(176,747)	(102,884)	116,756	(118,313)	(1,557)
Franklin Income VIP Fund	340,434	(924,123)	(583,689)	501,618	(810,794)	(309,176)
Franklin Mutual Global Discovery VIP Fund	355,467	(750,281)	(394,814)	289,515	(800,057)	(510,542)
Franklin Small Cap Value VIP Fund	168,731	(245,951)	(77,220)	352,112	(223,590)	128,522
Franklin Strategic Income VIP Fund (a)	681,945	(395,597)	286,348	400,450	(54,516)	345,934
Guggenheim VIF All Cap Value	181,718	(443,506)	(261,788)	205,097	(746,558)	(541,461)
Guggenheim VIF Alpha Opportunity (c)	33,854	(84,265)	(50,411)	12,254	(79,231)	(66,977)
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (b)	594,206	(1,464,125)	(869,919)	664,881	(1,640,644)	(975,763)
Guggenheim VIF CLS AdvisorOne Growth and Income (b)	197,099	(1,167,440)	(970,341)	953,795	(879,253)	74,542

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.
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3. Summary of Unit Transactions (continued)
		2015			2014
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Guggenheim VIF Floating Rate Strategies (a)	302,290	(124,472)	177,818	113,801	(4,809)	108,992
Guggenheim VIF Global Managed Futures Strategy	44,925	(66,652)	(21,727)	65,865	(159,384)	(93,519)
Guggenheim VIF High Yield	550,480	(666,999)	(116,519)	396,573	(1,079,095)	(682,522)
Guggenheim VIF Large Cap Value	434,361	(732,354)	(297,993)	410,374	(814,947)	(404,573)
Guggenheim VIF Long Short Equity	64,877	(100,119)	(35,242)	60,384	(126,341)	(65,957)
Guggenheim VIF Macro Opportunities (a)	117,357	(380,230)	(262,873)	301,025	(8,237)	292,788
Guggenheim VIF Managed Asset Allocation	389,524	(441,726)	(52,202)	146,464	(654,456)	(507,992)
Guggenheim VIF Mid Cap Value	248,751	(622,947)	(374,196)	244,458	(636,040)	(391,582)
Guggenheim VIF Money Market	14,801,231	(14,607,092)	194,139	11,072,249	(11,598,880)	(526,631)
Guggenheim VIF Multi-Hedge Strategies	142,533	(154,581)	(12,048)	92,002	(111,743)	(19,741)
Guggenheim VIF Small Cap Value	248,189	(411,766)	(163,577)	214,219	(446,666)	(232,447)
Guggenheim VIF StylePlus Large Core	839,417	(1,103,102)	(263,685)	621,539	(1,030,690)	(409,151)
Guggenheim VIF StylePlus Large Growth	572,317	(338,063)	234,254	268,584	(356,128)	(87,544)
Guggenheim VIF StylePlus Mid Growth	462,403	(744,030)	(281,627)	299,856	(409,686)	(109,830)
Guggenheim VIF StylePlus Small Growth	276,632	(342,396)	(65,764)	172,149	(324,637)	(152,488)
Guggenheim VIF Total Return Bond	797,646	(1,427,645)	(629,999)	1,289,323	(1,167,792)	121,531
Guggenheim VIF World Equity Income	246,248	(597,771)	(351,523)	207,049	(658,157)	(451,108)
Ibbotson Aggressive Growth ETF Asset Allocation (a)	8,777	(1,016)	7,761	17,129	(16,612)	517
Ibbotson Balanced ETF Asset Allocation (a)	529,106	(235,719)	293,387	26,599	(6,872)	19,727
Ibbotson Conservative ETF Asset Allocation (a)	151,870	(51,029)	100,841	8,619	(6,003)	2,616
Ibbotson Growth ETF Asset Allocation (a)	69,163	(20,455)	48,708	11,793	(1,310)	10,483
Ibbotson Income and Growth ETF Asset Allocation (a)	32,715	(9,437)	23,278	15,825	(10,158)	5,667
Invesco V.I. Comstock	1,038,771	(1,258,925)	(220,154)	891,068	(823,316)	67,752
Invesco V.I. Equity and Income	351,107	(550,695)	(199,588)	216,591	(539,814)	(323,223)
Invesco V.I. Global Health Care	284,705	(426,909)	(142,204)	265,608	(381,933)	(116,325)
Invesco V.I. Global Real Estate	247,935	(358,588)	(110,653)	307,091	(382,590)	(75,499)
Invesco V.I. Government Securities	1,417,475	(1,699,706)	(282,231)	1,489,421	(2,227,098)	(737,677)
Invesco V.I. International Growth	1,002,190	(959,645)	42,545	984,676	(884,243)	100,433
Invesco V.I. Mid Cap Core Equity	145,652	(348,437)	(202,785)	221,328	(451,185)	(229,857)
Invesco V.I. Mid Cap Growth	203,920	(222,443)	(18,523)	402,800	(526,414)	(123,614)
Invesco V.I. Value Opportunities	50,716	(99,916)	(49,200)	48,194	(56,680)	(8,486)
Ivy Funds VIP Asset Strategy (a)	17,382	(8,247)	9,135	27,373	(7,807)	19,566
Janus Aspen Enterprise	516,041	(568,500)	(52,459)	494,234	(651,463)	(157,229)
Janus Aspen Janus Portfolio	421,713	(282,914)	138,799	116,894	(300,132)	(183,238)
JPMorgan Insurance Trust Core Bond Portfolio (a)	727,501	(511,582)	215,919	547,150	(87,973)	459,177
Lord Abbett Series Bond-Debenture VC (a)	94,214	(28,416)	65,798	38,470	(21,892)	16,578

(a) Prior year new subaccount. See Note 1.
85

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Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)
		2015			2014
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Lord Abbett Series Developing Growth VC (a)	92,397	(52,206)	40,191	5,735	(1,147)	4,588
MFS VIT II Research International (b)	658,406	(643,449)	14,957	159,958	(499,676)	(339,718)
MFS VIT Total Return	461,629	(988,415)	(526,786)	402,177	(1,150,302)	(748,125)
MFS VIT Utilities	196,686	(628,230)	(431,544)	287,814	(465,439)	(177,625)
Morgan Stanley UIF Emerging Markets Equity	708,331	(772,828)	(64,497)	927,972	(1,099,579)	(171,607)
Neuberger Berman AMT Socially Responsive	117,339	(123,131)	(5,792)	95,590	(183,774)	(88,184)
Oppenheimer Core Bond Fund/VA	1,432,031	(1,238,642)	193,389	1,023,934	(1,039,977)	(16,043)
Oppenheimer Global Fund/VA (a)	352,983	(181,411)	171,572	20,824	(3,148)	17,676
Oppenheimer Main Street Small Cap Fund/VA	62,617	(98,913)	(36,296)	80,019	(200,791)	(120,772)
PIMCO VIT All Asset	173,456	(589,958)	(416,502)	285,485	(619,982)	(334,497)
PIMCO VIT CommodityRealReturn Strategy	524,836	(608,101)	(83,265)	330,105	(402,133)	(72,028)
PIMCO VIT Emerging Markets Bond	49,129	(206,591)	(157,462)	93,875	(203,105)	(109,230)
PIMCO VIT Foreign Bond (U.S. Dollar‑Hedged)	722,082	(1,167,952)	(445,870)	871,208	(841,697)	29,511
PIMCO VIT Low Duration	827,183	(1,247,600)	(420,417)	827,363	(1,628,274)	(800,911)
PIMCO VIT Real Return	799,271	(1,567,808)	(768,537)	827,466	(1,474,279)	(646,813)
PIMCO VIT Total Return (a)	715,934	(109,101)	606,833	47,406	(17,489)	29,917
Putnam VT Small Cap Value (a)	27,690	(5,072)	22,618	258	-	258
Royce Micro-Cap	62,643	(226,007)	(163,364)	96,410	(276,497)	(180,087)
T. Rowe Price Health Sciences (a)	837,796	(290,605)	547,191	246,113	(18,990)	227,123
Templeton Developing Markets VIP Fund (a)	134,508	(111,528)	22,980	12,346	(8,253)	4,093
Templeton Global Bond VIP Fund (a)	129,171	(86,467)	42,704	55,267	(15,470)	39,797
Transparent Value Directional Allocation VI (a)	31,745	(15,879)	15,866	11,785	(3,456)	8,329
Western Asset Variable Global High Yield Bond	64,828	(270,547)	(205,719)	211,694	(244,105)	(32,411)

(a) Prior year new subaccount. See Note 1.
(b) Name change. See Note 1.

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Notes to Financial Statements (continued)

4. Financial Highlights
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2015, were as follows:
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

AB VPS Dynamic Asset Allocation (a)(b)
2015	66,439	9.51	632,100	0.69	0.75	(5.00)
2014	36,565	10.01	365,982	-	0.75	0.10
AB VPS Small/Mid Cap Value (a)(b)
2015	41,709	9.46	394,732	0.50	0.75	(9.21)
2014	14,295	10.42	148,968	0.69	0.75	4.20
American Century VP Mid Cap Value
2015	1,055,255	12.96	13,675,564	1.55	0.75	(5.19)
2014	1,323,146	13.67	18,089,154	1.08	0.75	11.96
2013	1,473,070	12.21	17,988,215	1.10	0.75	25.10
2012	501,833	9.76	4,898,805	1.81	0.75	11.93
2011	446,600	8.72	3,894,349	1.13	0.75	(4.49)
American Century VP Ultra
2015	839,524	16.16	13,567,871	0.23	0.75	2.15
2014	651,919	15.82	10,314,313	0.25	0.75	5.75
2013	838,660	14.96	12,542,417	0.46	0.75	31.92
2012	1,238,000	11.34	14,039,240	-	0.75	9.57
2011	936,725	10.35	9,693,654	-	0.75	(2.82)
American Century VP Value
2015	1,765,893	17.14	30,270,348	1.93	0.75	(7.60)
2014	1,843,306	18.55	34,183,662	1.25	0.75	8.80
2013	1,617,355	17.05	27,582,394	1.51	0.75	26.58
2012	1,528,642	13.47	20,585,938	1.76	0.75	10.41
2011	1,747,439	12.20	21,325,215	1.80	0.75	(2.87)
American Funds IS Asset Allocation (a)
2015	262,748	9.90	2,600,739	1.92	0.75	(2.56)
2014	177,801	10.16	1,806,784	2.69	0.75	1.60
American Funds IS Global Bond (a)
2015	455,123	8.74	3,975,155	0.02	0.75	(7.71)
2014	366,179	9.47	3,468,723	2.73	0.75	(5.30)
American Funds IS Global Growth (a)
2015	367,157	10.41	3,823,364	1.83	0.75	2.76
2014	37,195	10.13	376,983	1.76	0.75	1.30

(a) Prior year new subaccount. See Note 1. (b) Name change. See Note 1.
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Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

American Funds IS Growth-Income (a)
2015	590,806	10.32	6,097,646	1.59	0.75	(2.55)
2014	483,718	10.59	5,121,792	2.27	0.75	5.90
American Funds IS International (a)
2015	115,549	8.63	997,136	2.08	0.75	(8.29)
2014	55,300	9.41	520,280	2.95	0.75	(5.90)
American Funds IS New World (a)
2015	38,189	8.40	320,574	0.84	0.75	(6.87)
2014	15,127	9.02	136,501	1.72	0.75	(9.80)
BlackRock Equity Dividend V.I. (a)
2015	85,029	9.98	848,532	1.65	0.75	(4.50)
2014	52,334	10.45	546,786	1.14	0.75	4.50
BlackRock Global Allocation V.I. (a)
2015	244,016	9.38	2,288,524	1.18	0.75	(4.67)
2014	177,892	9.84	1,749,838	4.28	0.75	(1.60)
BlackRock High Yield V.I. (a)
2015	155,705	8.96	1,395,877	5.04	0.75	(7.44)
2014	170,614	9.68	1,651,419	4.56	0.75	(3.20)
ClearBridge Variable Aggressive Growth
2015	1,751,174	15.53	27,196,247	0.08	0.75	(5.54)
2014	1,757,002	16.44	28,891,462	0.01	0.75	15.61
2013	1,564,516	14.22	22,242,488	0.05	0.75	41.92
2012	1,471,901	10.02	14,743,171	0.16	0.75	14.12
2011	1,564,947	8.78	13,737,861	-	0.75	(1.57)
ClearBridge Variable Small Cap Growth
2015	353,813	14.67	5,188,033	-	0.75	(7.91)
2014	493,262	15.93	7,853,910	-	0.75	0.25
2013	785,656	15.89	12,479,458	0.04	0.75	41.62
2012	473,089	11.22	5,305,446	0.39	0.75	15.08
2011	505,646	9.75	4,930,174	-	0.75	(2.30)
Dreyfus IP MidCap Stock (a)
2015	136,809	10.06	1,376,172	0.23	0.75	(6.07)
2014	35,559	10.71	380,995	-	0.75	7.10
Dreyfus IP Small Cap Stock Index (a)
2015	75,496	9.85	743,153	0.99	0.75	(5.92)
2014	167,610	10.47	1,754,115	-	0.75	4.70

(a) Prior year new subaccount. See Note 1.
88

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Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Dreyfus IP Technology Growth
2015	532,430	15.72	8,369,605	-	0.75	2.01
2014	506,733	15.41	7,808,939	-	0.75	2.66
2013	559,971	15.01	8,405,244	-	0.75	27.64
2012	704,085	11.76	8,281,411	-	0.75	11.05
2011	765,394	10.59	8,101,925	-	0.75	(11.38)
Dreyfus VIF Appreciation (a)
2015	60,053	9.62	577,510	3.04	0.75	(6.33)
2014	16,190	10.27	166,228	1.08	0.75	2.70
Dreyfus VIF International Value
2015	700,226	8.85	6,202,793	2.36	0.75	(6.65)
2014	966,069	9.48	9,156,746	1.40	0.75	(12.87)
2013	959,196	10.88	10,438,356	1.80	0.75	18.13
2012	1,064,017	9.21	9,797,516	2.54	0.75	8.35
2011	1,480,239	8.50	12,586,359	2.23	0.75	(21.73)
Fidelity VIP Equity-Income (a)
2015	98,026	9.44	925,008	4.52	0.75	(7.72)
2014	35,798	10.23	366,305	5.83	0.75	2.30
Fidelity VIP Growth & Income (a)
2015	243,899	9.92	2,420,500	3.04	0.75	(6.15)
2014	66,118	10.57	699,081	2.97	0.75	5.70
Fidelity VIP Growth Opportunities (a)
2015	127,813	11.25	1,438,762	-	0.75	1.44
2014	14,812	11.09	164,478	-	0.75	10.90
Fidelity VIP High Income (a)
2015	41,417	8.84	365,103	11.56	0.75	(7.43)
2014	8,371	9.55	79,693	11.64	0.75	(4.50)
Fidelity VIP Overseas (a)
2015	161,191	9.20	1,482,372	2.10	0.75	(0.43)
2014	21,352	9.24	197,432	2.34	0.75	(7.60)
Franklin Founding Funds Allocation VIP Fund
2015	495,065	9.67	4,788,389	2.80	0.75	(9.71)
2014	597,949	10.71	6,404,794	2.84	0.75	(1.02)
2013	599,506	10.82	6,488,322	10.36	0.75	19.03
2012	510,993	9.09	4,642,630	2.69	0.75	10.99
2011	574,741	8.19	4,707,466	0.01	0.75	(5.32)

(a) Prior year new subaccount. See Note 1.
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Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Franklin Income VIP Fund
2015	1,698,553	9.71	16,499,756	4.76	0.75	(10.51)
2014	2,282,242	10.85	24,763,304	5.23	0.75	0.84
2013	2,591,418	10.76	27,904,068	6.82	0.75	9.68
2012	2,531,823	9.81	24,843,270	6.49	0.75	8.52
2011	2,422,900	9.04	21,912,301	5.91	0.75	(1.42)
Franklin Mutual Global Discovery VIP Fund
2015	1,719,839	10.46	17,995,063	2.83	0.75	(7.19)
2014	2,114,653	11.27	23,839,870	2.10	0.75	1.81
2013	2,625,195	11.07	29,064,245	2.26	0.75	23.00
2012	2,706,525	9.00	24,377,829	2.66	0.75	9.09
2011	2,524,853	8.25	20,830,292	2.26	0.75	(6.46)
Franklin Small Cap Value VIP Fund
2015	502,308	10.45	5,246,881	0.65	0.75	(10.76)
2014	579,528	11.71	6,786,391	0.51	0.75	(3.14)
2013	451,006	12.09	5,451,819	1.18	0.75	31.27
2012	471,090	9.21	4,339,720	0.80	0.75	13.99
2011	468,050	8.08	3,781,169	0.74	0.75	(7.34)
Franklin Strategic Income VIP Fund (a)
2015	632,282	8.97	5,672,216	6.38	0.75	(7.43)
2014	345,934	9.69	3,352,222	3.38	0.75	(3.10)
Guggenheim VIF All Cap Value
2015	1,592,230	14.57	23,200,558	0.95	0.75	(8.25)
2014	1,854,018	15.88	29,433,973	-	0.75	3.66
2013	2,395,479	15.32	36,691,002	-	0.75	28.31
2012	2,697,652	11.94	32,203,230	-	0.75	11.28
2011	3,123,655	10.73	33,521,065	-	0.75	(7.90)
Guggenheim VIF Alpha Opportunity (c)
2015	253,532	18.72	4,740,114	-	0.75	(8.19)
2014	303,943	20.39	6,194,331	-	0.75	5.32
2013	370,920	19.36	7,178,429	-	0.75	23.16
2012	438,906	15.72	6,899,325	-	0.75	9.17
2011	517,550	14.40	7,448,979	-	0.75	(1.91)

(a) Prior year new subaccount. See Note 1. (c) Closed to new investments. See Note 1.
90

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Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Guggenheim VIF CLS AdvisorOne Global Diversified Equity (b)
2015	3,458,793	9.85	34,102,085	0.86	0.75	(9.55)
2014	4,328,712	10.89	47,175,873	0.25	0.75	(0.37)
2013	5,304,475	10.93	57,994,962	0.01	0.75	18.93
2012	5,620,212	9.19	51,682,110	-	0.75	9.54
2011	6,529,784	8.39	54,822,631	-	0.75	(10.74)
Guggenheim VIF CLS AdvisorOne Growth and Income (b)
2015	2,248,566	8.79	19,762,739	0.99	0.75	(7.67)
2014	3,218,907	9.52	30,649,482	0.52	0.75	(1.96)
2013	3,144,365	9.71	30,536,834	1.49	0.75	6.12
2012	3,383,388	9.15	30,966,543	1.60	0.75	6.64
2011	3,696,759	8.58	31,707,725	1.86	0.75	(3.92)
Guggenheim VIF Floating Rate Strategies (a)
2015	286,810	9.56	2,740,644	2.83	0.75	(2.94)
2014	108,992	9.85	1,073,720	-	0.75	(1.50)
Guggenheim VIF Global Managed Futures Strategy
2015	273,790	6.26	1,712,434	2.31	0.75	(5.15)
2014	295,517	6.60	1,949,373	-	0.75	8.02
2013	389,036	6.11	2,377,445	-	0.75	(1.29)
2012	419,809	6.19	2,596,505	-	0.75	(14.38)
2011	408,310	7.23	2,953,194	-	0.75	(12.04)
Guggenheim VIF High Yield
2015	1,171,350	29.65	34,717,822	10.13	0.75	(7.49)
2014	1,287,869	32.05	41,265,461	-	0.75	(1.26)
2013	1,970,391	32.46	63,947,599	-	0.75	3.44
2012	2,241,368	31.38	70,334,917	-	0.75	10.61
2011	2,435,875	28.37	69,089,376	-	0.75	(3.70)
Guggenheim VIF Large Cap Value
2015	1,623,648	11.56	18,797,912	1.14	0.75	(8.62)
2014	1,921,641	12.65	24,331,798	-	0.75	5.42
2013	2,326,214	12.00	27,929,817	-	0.75	27.12
2012	2,309,480	9.44	21,816,905	-	0.75	11.32
2011	3,053,940	8.48	25,903,989	-	0.75	(7.42)

(a) Prior year new subaccount. See Note 1. (b) Name change. See Note 1.
91

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Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Guggenheim VIF Long Short Equity
2015	479,766	13.45	6,448,056	-	0.75	(2.47)
2014	515,008	13.79	7,099,483	-	0.75	(0.93)
2013	580,965	13.92	8,088,811	-	0.75	13.08
2012	668,247	12.31	8,224,051	-	0.75	0.57
2011	806,512	12.24	9,868,463	-	0.75	(10.00)
Guggenheim VIF Macro Opportunities (a)
2015	29,915	9.58	286,716	5.13	0.75	(4.01)
2014	292,788	9.98	2,921,565	-	0.75	(0.20)
Guggenheim VIF Managed Asset Allocation
2015	1,404,270	11.19	15,704,493	0.94	0.75	(3.53)
2014	1,456,472	11.60	16,894,576	-	0.75	2.75
2013	1,964,464	11.29	22,171,412	-	0.75	10.15
2012	1,941,871	10.25	19,902,849	-	0.75	9.04
2011	2,171,145	9.40	20,395,362	-	0.75	(2.99)
Guggenheim VIF Mid Cap Value
2015	1,655,474	27.07	44,812,139	0.61	0.75	(10.25)
2014	2,029,670	30.16	61,205,523	-	0.75	(2.77)
2013	2,421,252	31.02	75,115,417	-	0.75	28.39
2012	2,684,074	24.16	64,843,458	-	0.75	12.79
2011	3,051,782	21.42	65,357,785	-	0.75	(10.90)
Guggenheim VIF Money Market
2015	5,936,872	6.82	40,513,524	-	0.75	(3.94)
2014	5,742,733	7.10	40,829,994	-	0.75	(4.05)
2013	6,269,364	7.40	46,442,167	-	0.75	(4.27)
2012	4,960,817	7.73	38,374,494	-	0.75	(4.21)
2011	6,387,468	8.07	51,554,119	-	0.75	(4.16)
Guggenheim VIF Multi-Hedge Strategies
2015	482,281	6.90	3,326,196	0.65	0.75	(1.85)
2014	494,329	7.03	3,475,459	-	0.75	0.86
2013	514,070	6.97	3,585,486	-	0.75	(2.11)
2012	549,166	7.12	3,912,096	0.60	0.75	(1.52)
2011	501,230	7.23	3,626,169	-	0.75	(0.55)
Guggenheim VIF Small Cap Value
2015	815,095	29.52	24,068,824	-	0.75	(10.08)
2014	978,672	32.83	32,132,874	0.01	0.75	(5.01)
2013	1,211,119	34.56	41,859,799	-	0.75	31.76
2012	1,268,273	26.23	33,269,922	-	0.75	15.09
2011	1,468,656	22.79	33,469,830	-	0.75	(8.10)

(a) Prior year new subaccount. See Note 1.
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Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Guggenheim VIF StylePlus Large Core
2015	1,906,481	7.53	14,369,967	1.36	0.75	(2.21)
2014	2,170,166	7.70	16,728,579	-	0.75	11.27
2013	2,579,317	6.92	17,870,374	-	0.75	24.01
2012	2,727,880	5.58	15,225,697	-	0.75	8.98
2011	3,174,369	5.12	16,270,946	-	0.75	(7.58)
Guggenheim VIF StylePlus Large Growth
2015	1,188,379	7.76	9,212,901	0.89	0.75	1.57
2014	954,125	7.64	7,278,271	-	0.75	11.05
2013	1,041,669	6.88	7,160,183	-	0.75	23.52
2012	1,145,617	5.57	6,374,957	-	0.75	6.70
2011	1,736,038	5.22	9,064,179	-	0.75	(7.94)
Guggenheim VIF StylePlus Mid Growth
2015	1,047,798	10.64	11,156,752	1.06	0.75	(3.80)
2014	1,329,425	11.06	14,705,909	-	0.75	8.97
2013	1,439,255	10.15	14,619,214	-	0.75	25.62
2012	1,736,776	8.08	14,031,907	-	0.75	11.60
2011	2,038,248	7.24	14,765,673	-	0.75	(7.89)
Guggenheim VIF StylePlus Small Growth
2015	674,359	7.91	5,324,499	0.82	0.75	(4.93)
2014	740,123	8.32	6,148,298	-	0.75	4.79
2013	892,611	7.94	7,077,087	-	0.75	36.19
2012	1,081,774	5.83	6,301,339	-	0.75	7.37
2011	1,364,838	5.43	7,400,919	-	0.75	(5.57)
Guggenheim VIF Total Return Bond
2015	2,833,207	10.67	30,223,546	2.16	0.75	(2.56)
2014	3,463,206	10.95	37,920,749	-	0.75	4.09
2013	3,341,675	10.52	35,145,111	-	0.75	(1.96)
2012	3,742,549	10.73	40,170,373	-	0.75	1.90
2011	4,063,052	10.53	42,770,561	-	0.75	1.35
Guggenheim VIF World Equity Income
2015	1,832,184	9.24	16,941,312	3.19	0.75	(4.35)
2014	2,183,707	9.66	21,104,857	-	0.75	1.15
2013	2,634,815	9.55	25,174,668	-	0.75	14.92
2012	3,022,175	8.31	25,130,595	-	0.75	12.30
2011	3,552,125	7.40	26,305,052	-	0.75	(18.95)
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Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Ibbotson Aggressive Growth ETF Asset Allocation (a)
2015	8,278	9.31	77,113	2.35	0.75	(6.43)
2014	517	9.95	5,146	1.40	0.75	(0.50)
Ibbotson Balanced ETF Asset Allocation (a)
2015	313,114	9.38	2,937,076	2.74	0.75	(5.82)
2014	19,727	9.96	196,563	2.31	0.75	(0.40)
Ibbotson Conservative ETF Asset Allocation (a)
2015	103,457	9.35	967,497	2.55	0.75	(4.88)
2014	2,616	9.83	25,725	2.05	0.75	(1.70)
Ibbotson Growth ETF Asset Allocation (a)
2015	59,191	9.38	555,007	2.22	0.75	(6.11)
2014	10,483	9.99	104,640	1.58	0.75	(0.10)
Ibbotson Income and Growth ETF Asset Allocation (a)
2015	28,945	9.35	270,574	2.57	0.75	(5.27)
2014	5,667	9.87	55,918	2.29	0.75	(1.30)
Invesco V.I. Comstock
2015	1,745,248	11.75	20,500,337	1.65	0.75	(9.62)
2014	1,965,402	13.00	25,554,483	1.04	0.75	5.09
2013	1,897,650	12.37	23,480,007	1.55	0.75	30.62
2012	1,624,380	9.47	15,381,012	1.48	0.75	14.51
2011	1,229,362	8.27	10,162,924	1.29	0.75	(5.70)
Invesco V.I. Equity and Income
2015	971,072	12.32	11,961,673	2.52	0.75	(6.17)
2014	1,170,660	13.13	15,368,832	1.46	0.75	4.79
2013	1,493,883	12.53	18,719,034	1.61	0.75	20.25
2012	1,228,747	10.42	12,799,972	1.89	0.75	8.32
2011	1,209,176	9.62	11,636,573	1.86	0.75	(4.94)
Invesco V.I. Global Health Care
2015	628,039	21.26	13,354,133	-	0.75	(0.65)
2014	770,243	21.40	16,482,892	-	0.75	15.30
2013	886,568	18.56	16,459,085	0.72	0.75	35.38
2012	726,301	13.71	9,960,332	-	0.75	16.38
2011	581,792	11.78	6,852,190	-	0.75	0.17

(a) Prior year new subaccount. See Note 1.

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Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Invesco V.I. Global Real Estate
2015	685,583	20.40	13,982,737	3.50	0.75	(5.16)
2014	796,236	21.51	17,116,972	1.60	0.75	10.42
2013	871,735	19.48	16,975,304	3.82	0.75	(1.07)
2012	943,483	19.69	18,571,642	0.56	0.75	23.37
2011	999,208	15.96	15,939,109	4.03	0.75	(9.93)
Invesco V.I. Government Securities (a)
2015	3,238,404	9.16	29,659,308	1.95	0.75	(3.58)
2014	3,520,635	9.50	33,456,892	2.85	0.75	-
2013	4,258,312	9.50	40,450,191	2.99	0.75	(6.40)
2012	5,227,041	10.15	53,074,635	2.96	0.75	(1.55)
2011	5,260,253	10.31	54,256,998	-	0.75	3.93
Invesco V.I. International Growth
2015	1,930,044	14.83	28,615,522	1.38	0.75	(6.20)
2014	1,887,499	15.81	29,837,587	1.42	0.75	(3.60)
2013	1,787,066	16.40	29,308,702	0.99	0.75	14.37
2012	1,953,672	14.34	28,019,221	1.27	0.75	10.99
2011	2,273,454	12.92	29,373,251	1.18	0.75	(10.40)
Invesco V.I. Mid Cap Core Equity
2015	279,040	16.12	4,500,129	0.08	0.75	(7.83)
2014	481,825	17.49	8,428,220	-	0.75	0.34
2013	711,682	17.43	12,407,144	0.46	0.75	23.70
2012	817,306	14.09	11,515,916	-	0.75	6.58
2011	712,699	13.22	9,424,967	0.08	0.75	(9.95)
Invesco V.I. Mid Cap Growth
2015	303,054	11.40	3,456,036	-	0.75	(2.65)
2014	321,577	11.71	3,768,196	-	0.75	3.72
2013	445,191	11.29	5,029,179	0.23	0.75	31.59
2012	325,875	8.58	2,798,247	-	0.75	7.79
2011	416,853	7.96	3,321,238	-	0.75	(10.86)
Invesco V.I. Value Opportunities
2015	226,864	11.92	2,703,712	2.15	0.75	(13.94)
2014	276,064	13.85	3,823,588	1.17	0.75	2.44
2013	284,550	13.52	3,846,224	1.20	0.75	28.40
2012	310,066	10.53	3,264,961	1.36	0.75	13.23
2011	359,326	9.30	3,339,217	0.52	0.75	(6.91)
Ivy Funds VIP Asset Strategy (a)
2015	28,701	8.43	241,950	0.35	0.75	(11.73)
2014	19,566	9.55	186,854	0.18	0.75	(4.50)

(a) Prior year new subaccount. See Note 1.
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Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Janus Aspen Enterprise
2015	1,710,240	14.29	24,446,972	0.55	0.75	-
2014	1,762,699	14.29	25,208,376	0.03	0.75	8.09
2013	1,919,928	13.22	25,394,331	0.36	0.75	27.12
2012	1,979,110	10.40	20,583,001	-	0.75	12.68
2011	2,074,971	9.23	19,151,162	-	0.75	(5.24)
Janus Aspen Janus Portfolio
2015	960,923	12.25	11,744,732	0.46	0.75	1.24
2014	822,124	12.10	9,926,733	0.22	0.75	8.62
2013	1,005,362	11.14	11,183,703	0.65	0.75	25.17
2012	1,114,828	8.90	9,906,345	0.44	0.75	13.96
2011	1,573,680	7.81	12,280,234	0.45	0.75	(9.08)
JPMorgan Insurance Trust Core Bond Portfolio (a)
2015	675,096	9.70	6,551,610	3.61	0.75	(2.90)
2014	459,177	9.99	4,587,027	0.01	0.75	(0.10)
Lord Abbett Series Bond-Debenture VC (a)
2015	82,376	9.35	770,711	6.95	0.75	(5.17)
2014	16,578	9.86	163,482	9.54	0.75	(1.40)
Lord Abbett Series Developing Growth VC (a)
2015	44,779	9.39	420,398	-	0.75	(11.58)
2014	4,588	10.62	48,697	-	0.75	6.20
MFS VIT II Research International (b)
2015	390,892	8.42	3,292,252	4.39	0.75	(5.82)
2014	375,935	8.94	3,357,262	0.99	0.75	(10.51)
2013	715,653	9.99	7,146,530	1.43	0.75	14.30
2012	720,197	8.74	6,292,864	2.02	0.75	12.05
2011	477,862	7.80	3,722,910	1.43	0.75	(14.29)
MFS VIT Total Return
2015	2,363,111	11.39	26,912,471	2.24	0.75	(4.21)
2014	2,889,897	11.89	34,368,451	1.64	0.75	4.21
2013	3,638,022	11.41	41,500,200	1.69	0.75	14.44
2012	3,312,812	9.97	33,045,799	2.55	0.75	6.75
2011	3,743,677	9.34	34,951,163	2.33	0.75	(2.10)

(a) Prior year new subaccount. See Note 1. (b) Name change. See Note 1.
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Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

MFS VIT Utilities
2015	1,131,074	14.63	16,544,261	4.03	0.75	(17.90)
2014	1,562,618	17.82	27,841,451	1.96	0.75	8.33
2013	1,740,243	16.45	28,623,109	2.24	0.75	15.76
2012	1,851,547	14.21	26,302,219	6.36	0.75	9.06
2011	2,056,867	13.03	26,796,873	2.92	0.75	2.60
Morgan Stanley UIF Emerging Markets Equity
2015	972,861	6.79	6,607,857	0.90	0.75	(14.05)
2014	1,037,358	7.90	8,194,892	0.37	0.75	(8.03)
2013	1,208,965	8.59	10,383,804	1.19	0.75	(4.77)
2012	1,117,731	9.02	10,076,868	-	0.75	15.49
2011	1,182,260	7.81	9,234,140	0.36	0.75	(21.27)
Neuberger Berman AMT Socially Responsive
2015	387,301	19.64	7,605,042	0.30	0.75	(4.24)
2014	393,093	20.51	8,061,730	0.10	0.75	6.05
2013	481,277	19.34	9,306,610	0.44	0.75	32.38
2012	866,146	14.61	12,657,584	0.11	0.75	6.64
2011	752,026	13.70	10,303,998	0.27	0.75	(6.74)
Oppenheimer Core Bond Fund/VA
2015	2,081,833	6.97	14,494,174	4.18	0.75	(2.92)
2014	1,888,444	7.18	13,554,239	5.02	0.75	2.87
2013	1,904,487	6.98	13,274,174	5.04	0.75	(3.99)
2012	2,339,500	7.27	16,998,193	4.62	0.75	6.13
2011	2,122,464	6.85	14,531,297	4.57	0.75	3.95
Oppenheimer Global Fund/VA (a)
2015	189,248	9.90	1,872,878	2.47	0.75	(0.10)
2014	17,676	9.91	175,209	0.03	0.75	(0.90)
Oppenheimer Main Street Small Cap Fund/VA
2015	310,080	22.65	7,016,051	0.65	0.75	(9.54)
2014	346,376	25.04	8,666,745	0.69	0.75	7.51
2013	467,148	23.29	10,870,384	0.65	0.75	35.49
2012	559,548	17.19	9,614,354	0.33	0.75	13.32
2011	449,076	15.17	6,807,554	0.56	0.75	(5.95)
PIMCO VIT All Asset
2015	796,512	11.50	9,157,337	3.01	0.75	(12.35)
2014	1,213,014	13.12	15,911,859	5.06	0.75	(3.24)
2013	1,547,511	13.56	20,977,103	4.50	0.75	(3.42)
2012	2,018,143	14.04	28,325,552	5.30	0.75	10.73
2011	1,955,231	12.68	24,787,967	7.05	0.75	(1.78)

(a) Prior year new subaccount. See Note 1.

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Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

PIMCO VIT CommodityRealReturn Strategy
2015	875,193	4.47	3,910,168	4.90	0.75	(28.37)
2014	958,458	6.24	5,986,762	0.40	0.75	(21.51)
2013	1,030,486	7.95	8,192,752	1.63	0.75	(17.79)
2012	893,537	9.67	8,647,326	2.78	0.75	1.47
2011	1,041,016	9.53	9,924,666	14.80	0.75	(10.93)
PIMCO VIT Emerging Markets Bond
2015	269,638	10.62	2,864,509	5.18	0.75	(5.93)
2014	427,100	11.29	4,823,540	5.17	0.75	(2.34)
2013	536,330	11.56	6,201,150	5.00	0.75	(10.46)
2012	705,472	12.91	9,110,571	4.68	0.75	13.35
2011	640,117	11.39	7,288,847	5.21	0.75	2.34
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
2015	1,073,326	11.95	12,830,077	2.80	0.75	(3.40)
2014	1,519,196	12.37	18,801,085	1.92	0.75	7.01
2013	1,489,685	11.56	17,219,189	1.93	0.75	(3.18)
2012	1,798,771	11.94	21,479,594	2.27	0.75	6.80
2011	1,879,414	11.18	21,020,832	2.15	0.75	2.76
PIMCO VIT Low Duration
2015	2,434,964	9.24	22,500,251	3.27	0.75	(3.45)
2014	2,855,381	9.57	27,311,453	1.13	0.75	(2.84)
2013	3,656,292	9.85	36,007,256	1.43	0.75	(3.81)
2012	3,689,440	10.24	37,774,768	1.91	0.75	1.99
2011	4,012,485	10.04	40,297,841	1.69	0.75	(2.62)
PIMCO VIT Real Return
2015	2,835,146	10.80	30,653,978	3.69	0.75	(6.25)
2014	3,603,683	11.52	41,567,945	1.39	0.75	(0.78)
2013	4,250,496	11.61	49,373,281	1.43	0.75	(12.58)
2012	5,957,877	13.28	79,128,907	1.08	0.75	4.81
2011	6,343,822	12.67	80,432,580	2.02	0.75	7.56
PIMCO VIT Total Return (a)
2015	636,750	9.64	6,139,200	6.91	0.75	(3.31)
2014	29,917	9.97	298,315	2.31	0.75	(0.30)
Putnam VT Small Cap Value (a)
2015	22,876	9.35	213,977	0.40	0.75	(7.79)
2014	258	10.14	2,616	-	0.75	1.40

(a) Prior year new subaccount. See Note 1.
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Notes to Financial Statements (continued)

4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Royce Micro-Cap
2015	704,328	8.97	6,314,762	-	0.75	(15.70)
2014	867,692	10.64	9,228,679	-	0.75	(7.07)
2013	1,047,779	11.45	11,999,737	0.48	0.75	16.48
2012	1,282,071	9.83	12,600,661	-	0.75	3.69
2011	1,571,860	9.48	14,904,877	2.17	0.75	(15.36)
T. Rowe Price Health Sciences (a)
2015	774,314	13.41	10,382,706	-	0.75	8.32
2014	227,123	12.38	2,811,438	-	0.75	23.80
Templeton Developing Markets VIP Fund (a)
2015	27,073	7.11	192,858	2.94	0.75	(22.63)
2014	4,093	9.19	37,654	-	0.75	(8.10)
Templeton Global Bond VIP Fund (a)
2015	82,501	9.07	748,005	9.12	0.75	(7.83)
2014	39,797	9.84	391,616	0.39	0.75	(1.60)
Transparent Value Directional Allocation VI (a)
2015	24,195	9.03	218,446	-	0.75	(6.33)
2014	8,329	9.64	80,305	-	0.75	(3.60)
Western Asset Variable Global High Yield Bond
2015	330,351	10.00	3,305,868	4.56	0.75	(9.50)
2014	536,070	11.05	5,928,753	6.67	0.75	(5.15)
2013	568,481	11.65	6,627,397	5.51	0.75	2.10
2012	618,863	11.41	7,062,997	6.68	0.75	13.76
2011	699,249	10.03	7,016,555	8.17	0.75	(2.53)

(a) Prior year new subaccount. See Note 1.
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

99

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Notes to Financial Statements (continued)

4. Financial Highlights (continued)
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.
(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.
5. Subsequent Events
The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

100

Financial Statements

Variable Annuity Account XIV -
Valuebuilder Variable Annuity
Year Ended December 31, 2015
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -
Valuebuilder Variable Annuity
Financial Statements
Year Ended December 31, 2015

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	3
Statements of Operations	15
Statements of Changes in Net Assets	27
Notes to Financial Statements	47
1. Organization and Significant Accounting Policies	47
2. Variable Annuity Contract Charges	53
3. Summary of Unit Transactions	54
4. Financial Highlights	56
5. Subsequent Events	68

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
Security Benefit Life Insurance Company
We have audited the accompanying statements of net assets of Variable Annuity Account XIV – Valuebuilder Variable Annuity (the Account), comprised of the subaccounts as listed in Note 1, as of December 31, 2015, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended.  These financial statements are the responsibility of the Account's management.  Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the fund companies or their transfer agents or by other appropriate auditing procedures where replies from the fund companies or their transfer agents were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account XIV – Valuebuilder Variable Annuity at December 31, 2015, the results of their operations for the year or period then ended and the changes in their net assets for each of the two years or periods then ended, in conformity with U.S. generally accepted accounting principles.
/s/ ERNST & YOUNG

April 29, 2016

1

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Net Assets
December 31, 2015

	American Century Equity Income	American Century Heritage	American Century International Growth	American Century Select	American Century Strategic Allocation: Aggressive
Assets:
Mutual funds, at market value	$6,453,504	$1,576,944	$6,188,347	$1,657,517	$431,087
Net assets	$6,453,504	$1,576,944	$6,188,347	$1,657,517	$431,087

Net assets:
Accumulation assets	6,450,410	1,576,944	6,187,822	1,657,517	431,087
Annuity assets	3,094	-	525	-	-
Net assets	$6,453,504	$1,576,944	$6,188,347	$1,657,517	$431,087

Units outstanding:
NEA Valuebuilder	399,675	96,223	595,054	163,366	39,072
AEA Valuebuilder	19,566	621	45,278	681	252
NEA Valuebuilder - RID	2,820	-	4,912	109	-
Total units	422,061	96,844	645,244	164,156	39,324

Unit value:
NEA Valuebuilder	$15.28	$16.26	$9.26	$10.07	$10.96
AEA Valuebuilder	$15.71	$22.81	$13.83	$14.80	$10.76
NEA Valuebuilder - RID	$12.31	$19.63	$10.91	$12.75	$10.62

Mutual funds, at cost	$6,604,382	$1,721,696	$6,279,755	$1,272,518	$459,209
Mutual fund shares	810,742	78,887	539,055	29,705	57,942

The accompanying notes are an integral part of these financial statements.
3

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate	Ariel	Aston/ Fairpointe Mid Cap	Calamos Growth
Assets:
Mutual funds, at market value	$398,945	$735,728	$3,851,438	$1,751,612	$10,183,322
Net assets	$398,945	$735,728	$3,851,438	$1,751,612	$10,183,322

Net assets:
Accumulation assets	398,945	735,728	3,847,428	1,751,612	10,173,814
Annuity assets	-	-	4,010	-	9,508
Net assets	$398,945	$735,728	$3,851,438	$1,751,612	$10,183,322

Units outstanding:
NEA Valuebuilder	26,742	66,784	233,120	116,840	722,207
AEA Valuebuilder	12,491	2,079	18,261	2,767	15,548
NEA Valuebuilder - RID	-	-	1,340	-	-
Total units	39,233	68,863	252,721	119,607	737,755

Unit value:
NEA Valuebuilder	$10.22	$10.69	$15.08	$14.66	$13.72
AEA Valuebuilder	$10.04	$10.50	$17.56	$14.39	$17.15
NEA Valuebuilder - RID	$9.90	$10.35	$12.49	$14.20	$12.09

Mutual funds, at cost	$429,329	$826,274	$3,670,361	$1,982,005	$13,724,635
Mutual fund shares	73,742	115,863	64,806	51,023	327,965

The accompanying notes are an integral part of these financial statements.

4

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Calamos Growth and Income	Calamos High Income	Dreyfus Appreciation	Dreyfus General Money Market	Dreyfus Opportunistic Midcap Value
Assets:
Mutual funds, at market value	$8,139,094	$250,541	$4,106,072	$3,446,176	$2,474,770
Net assets	$8,139,094	$250,541	$4,106,072	$3,446,176	$2,474,770

Net assets:
Accumulation assets	8,127,070	250,541	4,102,623	3,434,013	2,472,416
Annuity assets	12,024	-	3,449	12,163	2,354
Net assets	$8,139,094	$250,541	$4,106,072	$3,446,176	$2,474,770

Units outstanding:
NEA Valuebuilder	549,005	22,258	381,887	496,822	154,764
AEA Valuebuilder	20,249	2	15,704	16,247	608
NEA Valuebuilder - RID	-	2,313	-	3,866	76
Total units	569,254	24,573	397,591	516,935	155,448

Unit value:
NEA Valuebuilder	$14.26	$10.22	$10.21	$6.67	$15.88
AEA Valuebuilder	$15.55	$10.04	$13.26	$6.69	$25.43
NEA Valuebuilder - RID	$12.24	$9.90	$11.76	$7.13	$15.50

Mutual funds, at cost	$8,336,516	$294,966	$4,586,607	$3,446,176	$2,838,496
Mutual fund shares	274,228	30,666	102,755	3,446,176	84,898

The accompanying notes are an integral part of these financial statements.

5

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Dreyfus Strategic Value	Federated Bond	Fidelity Advisor Dividend Growth	Fidelity Advisor International Capital Appreciation_(b)	Fidelity Advisor Real Estate
Assets:
Mutual funds, at market value	$3,032,548	$4,383,033	$1,963,241	$388,175	$2,451,323
Net assets	$3,032,548	$4,383,033	$1,963,241	$388,175	$2,451,323

Net assets:
Accumulation assets	3,026,299	4,383,033	1,963,241	388,175	2,451,323
Annuity assets	6,249	-	-	-	-
Net assets	$3,032,548	$4,383,033	$1,963,241	$388,175	$2,451,323

Units outstanding:
NEA Valuebuilder	192,118	366,059	187,340	32,496	208,747
AEA Valuebuilder	10,391	21,014	545	423	30,880
NEA Valuebuilder - RID	2,495	2,188	-	-	5,653
Total units	205,004	389,261	187,885	32,919	245,280

Unit value:
NEA Valuebuilder	$14.54	$11.27	$10.44	$11.75	$10.02
AEA Valuebuilder	$19.85	$11.06	$13.63	$14.61	$9.84
NEA Valuebuilder - RID	$13.37	$10.91	$12.16	$-	$9.71

Mutual funds, at cost	$2,964,686	$4,703,492	$1,706,361	$366,378	$2,236,358
Mutual fund shares	90,094	502,066	123,164	26,193	107,703

(b) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
6

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Fidelity Advisor Stock Selector Mid Cap	Fidelity Advisor Value Strategies	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income	Guggenheim Alpha Opportunity_(c)
Assets:
Mutual funds, at market value	$468,616	$1,401,147	$1,730,529	$2,895,269	$34,664
Net assets	$468,616	$1,401,147	$1,730,529	$2,895,269	$34,664

Net assets:
Accumulation assets	468,616	1,399,261	1,730,529	2,895,269	34,664
Annuity assets	-	1,886	-	-	-
Net assets	$468,616	$1,401,147	$1,730,529	$2,895,269	$34,664

Units outstanding:
NEA Valuebuilder	35,639	96,349	203,141	241,716	2,576
AEA Valuebuilder	576	2,709	29,712	29,753	-
NEA Valuebuilder - RID	-	-	161	37,986	-
Total units	36,215	99,058	233,014	309,455	2,576

Unit value:
NEA Valuebuilder	$12.87	$14.01	$7.45	$9.40	$13.46
AEA Valuebuilder	$17.54	$18.90	$7.31	$9.23	$13.21
NEA Valuebuilder - RID	$-	$12.24	$7.21	$9.10	$13.03

Mutual funds, at cost	$390,262	$1,079,589	$1,861,263	$2,947,520	$22,476
Mutual fund shares	15,259	36,365	123,963	197,225	1,906

(c) Re-opened to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
7

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Guggenheim High Yield	Guggenheim Large Cap Value	Guggenheim Mid Cap Value	Guggenheim StylePlus Large Core	Guggenheim StylePlus Mid Growth
Assets:
Mutual funds, at market value	$2,457,250	$3,282,070	$12,572,287	$801,336	$1,094,887
Net assets	$2,457,250	$3,282,070	$12,572,287	$801,336	$1,094,887

Net assets:
Accumulation assets	2,457,250	3,282,070	12,562,322	801,336	1,094,252
Annuity assets	-	-	9,965	-	635
Net assets	$2,457,250	$3,282,070	$12,572,287	$801,336	$1,094,887

Units outstanding:
NEA Valuebuilder	193,577	296,242	616,512	93,466	100,498
AEA Valuebuilder	3,962	8,307	8,205	586	802
NEA Valuebuilder - RID	-	-	87	-	-
Total units	197,539	304,549	624,804	94,052	101,300

Unit value:
NEA Valuebuilder	$12.44	$10.67	$20.05	$8.50	$10.76
AEA Valuebuilder	$12.15	$14.75	$25.07	$11.86	$16.65
NEA Valuebuilder - RID	$11.89	$11.93	$13.95	$10.54	$11.16

Mutual funds, at cost	$2,859,197	$3,741,446	$17,608,156	$903,441	$1,281,131
Mutual fund shares	237,415	87,312	473,532	39,867	29,004

The accompanying notes are an integral part of these financial statements.

8

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Guggenheim US Investment Grade Bond	Guggenheim World Equity Income	INTECH U.S. Core	Invesco American Franchise	Invesco Comstock
Assets:
Mutual funds, at market value	$5,668,302	$4,521,783	$4,750,892	$696,093	$10,103,138
Net assets	$5,668,302	$4,521,783	$4,750,892	$696,093	$10,103,138

Net assets:
Accumulation assets	5,668,302	4,521,783	4,750,892	696,093	10,099,639
Annuity assets	-	-	-	-	3,499
Net assets	$5,668,302	$4,521,783	$4,750,892	$696,093	$10,103,138

Units outstanding:
NEA Valuebuilder	537,909	432,427	292,815	75,615	779,996
AEA Valuebuilder	31,743	17,376	77,252	43	47,295
NEA Valuebuilder - RID	12,285	127	6,937	1,067	5,930
Total units	581,937	449,930	377,004	76,725	833,221

Unit value:
NEA Valuebuilder	$9.80	$9.89	$12.65	$9.05	$11.85
AEA Valuebuilder	$9.03	$14.16	$12.42	$14.03	$16.72
NEA Valuebuilder - RID	$8.96	$9.87	$12.25	$12.49	$11.93

Mutual funds, at cost	$5,783,458	$4,751,117	$5,300,114	$571,524	$8,641,914
Mutual fund shares	317,197	352,713	273,511	41,782	466,012

The accompanying notes are an integral part of these financial statements.
9

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Net Assets (continued)
December 31, 2015
	Invesco Equity and Income	Invesco Mid Cap Core Equity	Invesco Mid Cap Growth	Invesco Small Cap Growth_(b)	Invesco Technology
Assets:
Mutual funds, at market value	$5,861,320	$932,409	$890,366	$2,084,771	$532,847
Net assets	$5,861,320	$932,409	$890,366	$2,084,771	$532,847

Net assets:
Accumulation assets	5,856,650	930,662	890,366	2,084,771	532,847
Annuity assets	4,670	1,747	-	-	-
Net assets	$5,861,320	$932,409	$890,366	$2,084,771	$532,847

Units outstanding:
NEA Valuebuilder	389,287	64,465	72,931	144,534	83,077
AEA Valuebuilder	32,472	4,146	6,493	1,715	499
NEA Valuebuilder - RID	6,703	1,984	459	-	-
Total units	428,462	70,595	79,883	146,249	83,576

Unit value:
NEA Valuebuilder	$13.55	$13.10	$10.41	$14.18	$6.32
AEA Valuebuilder	$15.49	$15.58	$19.25	$20.89	$15.94
NEA Valuebuilder - RID	$12.42	$11.99	$14.52	$16.19	$13.42

Mutual funds, at cost	$5,847,866	$1,073,712	$925,695	$1,802,699	$541,466
Mutual fund shares	609,285	44,106	25,920	65,088	14,425

(b) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
10

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Invesco Value Opportunities	Janus Overseas	Neuberger Berman Core Bond	Neuberger Berman Large Cap Value	Neuberger Berman Socially Responsive
Assets:
Mutual funds, at market value	$1,960,772	$2,232,515	$9,809,414	$167,534	$788,787
Net assets	$1,960,772	$2,232,515	$9,809,414	$167,534	$788,787

Net assets:
Accumulation assets	1,960,772	2,232,515	9,809,414	167,534	788,787
Annuity assets	-	-	-	-	-
Net assets	$1,960,772	$2,232,515	$9,809,414	$167,534	$788,787

Units outstanding:
NEA Valuebuilder	232,552	319,190	788,919	19,371	61,041
AEA Valuebuilder	774	33,651	137,287	-	1,682
NEA Valuebuilder - RID	2,526	7,787	8,945	-	-
Total units	235,852	360,628	935,151	19,371	62,723

Unit value:
NEA Valuebuilder	$8.31	$6.20	$10.59	$8.63	$12.59
AEA Valuebuilder	$11.56	$6.09	$9.99	$8.47	$12.34
NEA Valuebuilder - RID	$8.72	$6.01	$9.76	$8.35	$12.16

Mutual funds, at cost	$1,845,039	$2,953,535	$9,963,685	$231,292	$854,321
Mutual fund shares	173,827	81,094	959,825	14,246	41,233

The accompanying notes are an integral part of these financial statements.
11

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	PIMCO Foreign Bond (U.S. Dollar-Hedged)	PIMCO High Yield	Pru Small-Cap Value	Prudential Jennison 20/20 Focus	Prudential Jennison Small Company
Assets:
Mutual funds, at market value	$1,951,099	$3,599,085	$1,764,503	$1,563,446	$686,871
Net assets	$1,951,099	$3,599,085	$1,764,503	$1,563,446	$686,871

Net assets:
Accumulation assets	1,951,099	3,599,085	1,764,503	1,563,446	686,871
Annuity assets	-	-	-	-	-
Net assets	$1,951,099	$3,599,085	$1,764,503	$1,563,446	$686,871

Units outstanding:
NEA Valuebuilder	142,495	231,444	138,054	127,270	54,818
AEA Valuebuilder	26,856	21,039	38,319	191	-
NEA Valuebuilder - RID	-	1,912	3,167	-	-
Total units	169,351	254,395	179,540	127,461	54,818

Unit value:
NEA Valuebuilder	$11.55	$14.11	$9.88	$12.27	$12.54
AEA Valuebuilder	$11.34	$14.95	$9.70	$12.05	$12.31
NEA Valuebuilder - RID	$11.18	$11.49	$9.56	$11.88	$12.14

Mutual funds, at cost	$2,113,934	$4,017,119	$2,496,194	$1,648,971	$797,792
Mutual fund shares	196,882	435,725	107,199	105,710	32,584

The accompanying notes are an integral part of these financial statements.

12

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	Royce Opportunity	Royce Small-Cap Value_(a)	RS Technology	RS Value	T. Rowe Price Capital Appreciation
Assets:
Mutual funds, at market value	$992,246	$989,369	$120,055	$2,501,701	$5,654,381
Net assets	$992,246	$989,369	$120,055	$2,501,701	$5,654,381

Net assets:
Accumulation assets	992,246	989,369	120,055	2,501,701	5,654,381
Annuity assets	-	-	-	-	-
Net assets	$992,246	$989,369	$120,055	$2,501,701	$5,654,381

Units outstanding:
NEA Valuebuilder	94,308	99,144	7,705	188,587	359,053
AEA Valuebuilder	-	1,221	3	38,275	45,661
NEA Valuebuilder - RID	-	-	-	3,649	8,950
Total units	94,308	100,365	7,708	230,511	413,664

Unit value:
NEA Valuebuilder	$10.52	$9.87	$15.57	$10.89	$13.71
AEA Valuebuilder	$10.32	$9.69	$15.29	$10.69	$13.46
NEA Valuebuilder - RID	$10.18	$9.55	$15.08	$10.54	$13.27

Mutual funds, at cost	$1,260,573	$1,178,066	$139,393	$2,849,380	$5,730,578
Mutual fund shares	99,723	113,721	6,920	88,306	227,907

(a) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

13

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Net Assets (continued)
December 31, 2015

	T. Rowe Price Growth Stock	Wells Fargo Growth_(a)(b)	Wells Fargo Large Cap Core_(a)	Wells Fargo Opportunity_(a)	Wells Fargo Small Cap Value_(a)
Assets:
Mutual funds, at market value	$3,556,324	$549,726	$800,141	$276,916	$4,890,679
Net assets	$3,556,324	$549,726	$800,141	$276,916	$4,890,679

Net assets:
Accumulation assets	3,556,324	549,621	800,141	276,916	4,884,409
Annuity assets	-	105	-	-	6,270
Net assets	$3,556,324	$549,726	$800,141	$276,916	$4,890,679

Units outstanding:
NEA Valuebuilder	243,685	41,632	66,847	22,667	289,641
AEA Valuebuilder	3,455	39	6,228	2	4,857
NEA Valuebuilder - RID	-	-	2,119	-	-
Total units	247,140	41,671	75,194	22,669	294,498

Unit value:
NEA Valuebuilder	$14.38	$13.17	$10.22	$12.17	$16.57
AEA Valuebuilder	$14.12	$23.32	$14.57	$18.16	$18.87
NEA Valuebuilder - RID	$13.93	$19.81	$12.52	$12.80	$11.48

Mutual funds, at cost	$2,959,208	$450,701	$673,944	$310,292	$7,005,776
Mutual fund shares	69,189	13,503	52,849	7,152	274,295

(a) Name change. See Note 1.
(b) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
14

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Operations
Year Ended December 31, 2015

	American Century Equity Income	American Century Heritage	American Century International Growth	American Century Select	American Century Strategic Allocation: Aggressive
Investment income (loss):
Dividend distributions	$140,237	$-	$19,522	$2,743	$3,498
Expenses:
Mortality and expense risk charge	(48,551)	(12,605)	(49,970)	(12,780)	(3,466)
Other expense charge	(9,596)	(2,514)	(9,713)	(2,552)	(691)
Net investment income (loss)	82,090	(15,119)	(40,161)	(12,589)	(659)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	474,741	190,134	329,176	97,799	29,986
Realized capital gain (loss) on sales of fund shares	80,850	12,512	110,530	74,703	2,221
Change in unrealized appreciation/depreciation on investments during the year	(690,578)	(175,719)	(449,103)	(51,068)	(42,982)
Net realized and unrealized capital gain (loss) on investments	(134,987)	26,927	(9,397)	121,434	(10,775)
Net increase (decrease) in net assets from operations	$(52,897)	$11,808	$(49,558)	$108,845	$(11,434)

The accompanying notes are an integral part of these financial statements.
15

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate	Ariel	Aston/ Fairpointe Mid Cap	Calamos Growth
Investment income (loss):
Dividend distributions	$623	$4,745	$26,607	$5,531	$-
Expenses:
Mortality and expense risk charge	(3,226)	(6,434)	(30,821)	(16,120)	(83,665)
Other expense charge	(600)	(1,277)	(6,033)	(3,193)	(16,615)
Net investment income (loss)	(3,203)	(2,966)	(10,247)	(13,782)	(100,280)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	22,062	48,392	518,078	98,581	2,653,420
Realized capital gain (loss) on sales of fund shares	(48)	(1,691)	205,538	37,278	(139,563)
Change in unrealized appreciation/depreciation on investments during the year	(29,734)	(61,331)	(903,283)	(322,587)	(2,134,608)
Net realized and unrealized capital gain (loss) on investments	(7,720)	(14,630)	(179,667)	(186,728)	379,249
Net increase (decrease) in net assets from operations	$(10,923)	$(17,596)	$(189,914)	$(200,510)	$278,969

The accompanying notes are an integral part of these financial statements.

16

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Calamos Growth and Income	Calamos High Income	Dreyfus Appreciation	Dreyfus General Money Market	Dreyfus Opportunistic Midcap Value
Investment income (loss):
Dividend distributions	$284,950	$26,894	$73,044	$376	$-
Expenses:
Mortality and expense risk charge	(66,682)	(4,940)	(33,463)	(28,603)	(25,596)
Other expense charge	(13,205)	(945)	(6,607)	(5,657)	(5,062)
Net investment income (loss)	205,063	21,009	32,974	(33,884)	(30,658)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	341,757	-	958,186	-	428,635
Realized capital gain (loss) on sales of fund shares	71,769	(51,519)	101,529	-	168,019
Change in unrealized appreciation/depreciation on investments during the year	(538,053)	54,172	(1,244,230)	-	(881,220)
Net realized and unrealized capital gain (loss) on investments	(124,527)	2,653	(184,515)	-	(284,566)
Net increase (decrease) in net assets from operations	$80,536	$23,662	$(151,541)	$(33,884)	$(315,224)

The accompanying notes are an integral part of these financial statements.

17

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Dreyfus Strategic Value	Federated Bond	Fidelity Advisor Dividend Growth	Fidelity Advisor International Capital Appreciation_(b)	Fidelity Advisor Real Estate
Investment income (loss):
Dividend distributions	$29,963	$185,340	$16,309	$-	$26,053
Expenses:
Mortality and expense risk charge	(27,658)	(32,673)	(16,304)	(3,086)	(20,013)
Other expense charge	(5,398)	(6,416)	(3,253)	(616)	(3,844)
Net investment income (loss)	(3,093)	146,251	(3,248)	(3,702)	2,196

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	383,276	47,831	126,576	-	63,955
Realized capital gain (loss) on sales of fund shares	248,119	(9,586)	97,536	2,885	47,074
Change in unrealized appreciation/depreciation on investments during the year	(717,495)	(323,140)	(259,811)	8,205	(65,492)
Net realized and unrealized capital gain (loss) on investments	(86,100)	(284,895)	(35,699)	11,090	45,537
Net increase (decrease) in net assets from operations	$(89,193)	$(138,644)	$(38,947)	$7,388	$47,733

(b) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

18

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Fidelity Advisor Stock Selector Mid Cap	Fidelity Advisor Value Strategies	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income	Guggenheim Alpha Opportunity_(c)
Investment income (loss):
Dividend distributions	$-	$10,942	$-	$38,634	$-
Expenses:
Mortality and expense risk charge	(4,449)	(11,814)	(13,892)	(23,217)	(250)
Other expense charge	(887)	(2,340)	(2,703)	(4,307)	(50)
Net investment income (loss)	(5,336)	(3,212)	(16,595)	11,110	(300)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	7,903	330	-	-	-
Realized capital gain (loss) on sales of fund shares	39,618	70,541	740	(6,008)	211
Change in unrealized appreciation/depreciation on investments during the year	(71,052)	(124,443)	(144,167)	(32,714)	(1,787)
Net realized and unrealized capital gain (loss) on investments	(23,531)	(53,572)	(143,427)	(38,722)	(1,576)
Net increase (decrease) in net assets from operations	$(28,867)	$(56,784)	$(160,022)	$(27,612)	$(1,876)

(c) Re-opened to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

19

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Guggenheim High Yield	Guggenheim Large Cap Value	Guggenheim Mid Cap Value	Guggenheim StylePlus Large Core	Guggenheim StylePlus Mid Growth
Investment income (loss):
Dividend distributions	$186,082	$30,484	$-	$4,420	$1,265
Expenses:
Mortality and expense risk charge	(21,639)	(23,455)	(108,181)	(5,941)	(8,943)
Other expense charge	(4,308)	(4,667)	(21,541)	(1,184)	(1,782)
Net investment income (loss)	160,135	2,362	(129,722)	(2,705)	(9,460)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	224,222	1,954,119	84,824	136,186
Realized capital gain (loss) on sales of fund shares	(79,130)	(16,669)	(447,626)	(2,686)	(2,296)
Change in unrealized appreciation/depreciation on investments during the year	(152,690)	(414,426)	(2,561,240)	(78,697)	(141,893)
Net realized and unrealized capital gain (loss) on investments	(231,820)	(206,873)	(1,054,747)	3,441	(8,003)
Net increase (decrease) in net assets from operations	$(71,685)	$(204,511)	$(1,184,469)	$736	$(17,463)

The accompanying notes are an integral part of these financial statements.
20

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Guggenheim US Investment Grade Bond	Guggenheim World Equity Income	INTECH U.S. Core	Invesco American Franchise	Invesco Comstock
Investment income (loss):
Dividend distributions	$247,682	$107,606	$-	$-	$152,600
Expenses:
Mortality and expense risk charge	(41,662)	(36,863)	(44,534)	(5,569)	(89,143)
Other expense charge	(8,180)	(7,271)	(8,400)	(1,104)	(17,428)
Net investment income (loss)	197,840	63,472	(52,934)	(6,673)	46,029

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	728,097	32,454	841,664
Realized capital gain (loss) on sales of fund shares	218	(11,752)	127,406	24,114	937,412
Change in unrealized appreciation/depreciation on investments during the year	(198,879)	(168,367)	(773,944)	(21,408)	(2,551,748)
Net realized and unrealized capital gain (loss) on investments	(198,661)	(180,119)	81,559	35,160	(772,672)
Net increase (decrease) in net assets from operations	$(821)	$(116,647)	$28,625	$28,487	$(726,643)

The accompanying notes are an integral part of these financial statements.

21

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Invesco Equity and Income	Invesco Mid Cap Core Equity	Invesco Mid Cap Growth	Invesco Small Cap Growth_(b)	Invesco Technology
Investment income (loss):
Dividend distributions	$137,232	$347	$-	$-	$-
Expenses:
Mortality and expense risk charge	(49,175)	(11,683)	(5,860)	(17,941)	(3,965)
Other expense charge	(9,576)	(2,247)	(1,133)	(3,573)	(791)
Net investment income (loss)	78,481	(13,583)	(6,993)	(21,514)	(4,756)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	160,058	56,996	65,957	197,077	34,247
Realized capital gain (loss) on sales of fund shares	143,595	(31,516)	12,572	70,434	623
Change in unrealized appreciation/depreciation on investments during the year	(575,474)	(3,352)	(104,301)	(295,378)	(1,767)
Net realized and unrealized capital gain (loss) on investments	(271,821)	22,128	(25,772)	(27,867)	33,103
Net increase (decrease) in net assets from operations	$(193,340)	$8,545	$(32,765)	$(49,381)	$28,347

(b) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

22

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Invesco Value Opportunities	Janus Overseas	Neuberger Berman Core Bond	Neuberger Berman Large Cap Value	Neuberger Berman Socially Responsive
Investment income (loss):
Dividend distributions	$19,416	$87,966	$272,001	$3,364	$8,025
Expenses:
Mortality and expense risk charge	(17,201)	(21,211)	(90,704)	(1,258)	(4,699)
Other expense charge	(3,414)	(4,102)	(17,435)	(252)	(929)
Net investment income (loss)	(1,199)	62,653	163,862	1,854	2,397

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	248,502	-	9,559	24,386	69,583
Realized capital gain (loss) on sales of fund shares	90,865	(122,887)	10,883	(2,144)	(387)
Change in unrealized appreciation/depreciation on investments during the year	(592,337)	(169,531)	(292,649)	(47,816)	(79,842)
Net realized and unrealized capital gain (loss) on investments	(252,970)	(292,418)	(272,207)	(25,574)	(10,646)
Net increase (decrease) in net assets from operations	$(254,169)	$(229,765)	$(108,345)	$(23,720)	$(8,249)

The accompanying notes are an integral part of these financial statements.

23

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	PIMCO Foreign Bond (U.S. Dollar-Hedged)	PIMCO High Yield	Pru Small-Cap Value	Prudential Jennison 20/20 Focus	Prudential Jennison Small Company
Investment income (loss):
Dividend distributions	$124,701	$179,286	$51,040	$-	$964
Expenses:
Mortality and expense risk charge	(16,748)	(26,220)	(16,201)	(12,724)	(4,201)
Other expense charge	(3,235)	(5,114)	(3,050)	(2,543)	(841)
Net investment income (loss)	104,718	147,952	31,789	(15,267)	(4,078)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	31,454	91,733	605,631	217,831	88,437
Realized capital gain (loss) on sales of fund shares	(978)	(14,586)	255	30,680	9,328
Change in unrealized appreciation/depreciation on investments during the year	(155,050)	(366,538)	(832,089)	(167,976)	(132,289)
Net realized and unrealized capital gain (loss) on investments	(124,574)	(289,391)	(226,203)	80,535	(34,524)
Net increase (decrease) in net assets from operations	$(19,856)	$(141,439)	$(194,414)	$65,268	$(38,602)

The accompanying notes are an integral part of these financial statements.

24

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	Royce Opportunity	Royce Small-Cap Value_(a)	RS Technology	RS Value	T. Rowe Price Capital Appreciation
Investment income (loss):
Dividend distributions	$-	$5,226	$-	$-	$64,060
Expenses:
Mortality and expense risk charge	(7,642)	(8,930)	(875)	(13,766)	(44,341)
Other expense charge	(1,529)	(1,781)	(175)	(2,644)	(8,564)
Net investment income (loss)	(9,171)	(5,485)	(1,050)	(16,410)	11,155

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	95,710	157,439	11,546	214,870	446,283
Realized capital gain (loss) on sales of fund shares	(22,558)	16,653	(547)	5,832	68,878
Change in unrealized appreciation/depreciation on investments during the year	(242,828)	(311,005)	(4,425)	(463,489)	(318,037)
Net realized and unrealized capital gain (loss) on investments	(169,676)	(136,913)	6,574	(242,787)	197,124
Net increase (decrease) in net assets from operations	$(178,847)	$(142,398)	$5,524	$(259,197)	$208,279

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

25

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Operations (continued)
Year Ended December 31, 2015

	T. Rowe Price Growth Stock	Wells Fargo Growth_(a)(b)	Wells Fargo Large Cap Core_(a)	Wells Fargo Opportunity_(a)	Wells Fargo Small Cap Value_(a)
Investment income (loss):
Dividend distributions	$-	$-	$2,443	$4,081	$-
Expenses:
Mortality and expense risk charge	(26,135)	(4,727)	(7,365)	(2,935)	(43,107)
Other expense charge	(5,206)	(945)	(1,402)	(579)	(8,582)
Net investment income (loss)	(31,341)	(5,672)	(6,324)	567	(51,689)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	251,036	71,965	6,833	35,775	1,436,047
Realized capital gain (loss) on sales of fund shares	153,365	57,195	148,851	21,005	(89,870)
Change in unrealized appreciation/depreciation on investments during the year	(70,671)	(107,623)	(136,025)	(58,711)	(1,988,688)
Net realized and unrealized capital gain (loss) on investments	333,730	21,537	19,659	(1,931)	(642,511)
Net increase (decrease) in net assets from operations	$302,389	$15,865	$13,335	$(1,364)	$(694,200)

(a) Name change. See Note 1.
(b) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

26

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	American Century Equity Income		American Century Heritage		American Century International Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$82,090	$80,276	$(15,119)	$(14,023)	$(40,161)	$(11,988)
Capital gains distributions	474,741	441,685	190,134	236,534	329,176	374,152
Realized capital gain (loss) on sales of fund shares	80,850	124,039	12,512	32,335	110,530	198,541
Change in unrealized appreciation/depreciation on investments during the year	(690,578)	10,300	(175,719)	(170,378)	(449,103)	(980,855)
Net increase (decrease) in net assets from operations	(52,897)	656,300	11,808	84,468	(49,558)	(420,150)

From contract owner transactions:
Variable annuity deposits	152,745	188,984	40,858	45,644	271,495	446,918
Contract owner maintenance charges	(17,356)	(18,896)	(4,347)	(4,555)	(22,018)	(22,394)
Terminations and withdrawals	(715,771)	(683,110)	(165,185)	(161,270)	(665,024)	(595,116)
Annuity payments	(1,084)	(1,035)	-	-	(328)	(332)
Transfers between subaccounts, net	823,424	(198,819)	76,570	376,723	384,917	447,145
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	241,958	(712,876)	(52,104)	256,542	(30,958)	276,221
Net increase (decrease) in net assets	189,061	(56,576)	(40,296)	341,010	(80,516)	(143,929)
Net assets at beginning of year	6,264,443	6,321,019	1,617,240	1,276,230	6,268,863	6,412,792
Net assets at end of year	$6,453,504	$6,264,443	$1,576,944	$1,617,240	$6,188,347	$6,268,863

The accompanying notes are an integral part of these financial statements.

27

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	American Century Select		American Century Strategic Allocation: Aggressive		American Century Strategic Allocation: Conservative
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(12,589)	$(12,838)	$(659)	$(3,403)	$(3,203)	$(1,760)
Capital gains distributions	97,799	150,909	29,986	44,355	22,062	21,634
Realized capital gain (loss) on sales of fund shares	74,703	79,569	2,221	2,649	(48)	8,218
Change in unrealized appreciation/depreciation on investments during the year	(51,068)	(69,679)	(42,982)	(20,027)	(29,734)	(6,926)
Net increase (decrease) in net assets from operations	108,845	147,961	(11,434)	23,574	(10,923)	21,166

From contract owner transactions:
Variable annuity deposits	34,134	59,568	14,493	15,946	15,518	13,550
Contract owner maintenance charges	(3,369)	(3,821)	(1,341)	(1,372)	(1,226)	(2,625)
Terminations and withdrawals	(175,568)	(148,515)	(18,585)	(6,094)	(28,635)	(130,660)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(5,560)	(109,201)	(2,358)	22,574	39,627	92,058
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(150,363)	(201,969)	(7,791)	31,054	25,284	(27,677)
Net increase (decrease) in net assets	(41,518)	(54,008)	(19,225)	54,628	14,361	(6,511)
Net assets at beginning of year	1,699,035	1,753,043	450,312	395,684	384,584	391,095
Net assets at end of year	$1,657,517	$1,699,035	$431,087	$450,312	$398,945	$384,584

The accompanying notes are an integral part of these financial statements.

28

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	American Century Strategic Allocation: Moderate		Ariel		Aston/ Fairpointe Mid Cap
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,966)	$(3,086)	$(10,247)	$(15,419)	$(13,782)	$(17,886)
Capital gains distributions	48,392	80,555	518,078	490,139	98,581	397,456
Realized capital gain (loss) on sales of fund shares	(1,691)	6,684	205,538	314,344	37,278	144,309
Change in unrealized appreciation/depreciation on investments during the year	(61,331)	(32,636)	(903,283)	(389,445)	(322,587)	(321,949)
Net increase (decrease) in net assets from operations	(17,596)	51,517	(189,914)	399,619	(200,510)	201,930

From contract owner transactions:
Variable annuity deposits	33,538	34,998	103,991	108,898	96,416	97,799
Contract owner maintenance charges	(5,398)	(5,091)	(11,485)	(12,934)	(5,318)	(6,286)
Terminations and withdrawals	(123,740)	(109,239)	(606,249)	(393,457)	(326,448)	(291,700)
Annuity payments	-	-	(686)	(628)	-	-
Transfers between subaccounts, net	(167,650)	79,939	369,969	(221,845)	(421,014)	412,718
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(263,250)	607	(144,460)	(519,966)	(656,364)	212,531
Net increase (decrease) in net assets	(280,846)	52,124	(334,374)	(120,347)	(856,874)	414,461
Net assets at beginning of year	1,016,574	964,450	4,185,812	4,306,159	2,608,486	2,194,025
Net assets at end of year	$735,728	$1,016,574	$3,851,438	$4,185,812	$1,751,612	$2,608,486

The accompanying notes are an integral part of these financial statements.

29

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Calamos Growth		Calamos Growth and Income		Calamos High Income
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(100,280)	$(108,673)	$205,063	$27,491	$21,009	$25,904
Capital gains distributions	2,653,420	2,303,972	341,757	1,027,803	-	35,151
Realized capital gain (loss) on sales of fund shares	(139,563)	41,697	71,769	229,545	(51,519)	(1,499)
Change in unrealized appreciation/depreciation on investments during the year	(2,134,608)	(1,394,997)	(538,053)	(681,501)	54,172	(94,440)
Net increase (decrease) in net assets from operations	278,969	841,999	80,536	603,338	23,662	(34,884)

From contract owner transactions:
Variable annuity deposits	205,054	249,724	144,238	206,146	15,557	14,657
Contract owner maintenance charges	(26,975)	(34,172)	(25,392)	(31,630)	(2,008)	(2,072)
Terminations and withdrawals	(1,317,327)	(1,222,705)	(1,200,408)	(1,247,878)	(45,953)	(59,221)
Annuity payments	(2,296)	(2,111)	(1,426)	(1,380)	-	-
Transfers between subaccounts, net	(507,135)	(828,897)	(414,935)	(781,101)	(1,073,127)	1,126,471
Mortality adjustments	121	451	120	465	-	-
Net increase (decrease) in net assets from contract owner transactions	(1,648,558)	(1,837,710)	(1,497,803)	(1,855,378)	(1,105,531)	1,079,835
Net increase (decrease) in net assets	(1,369,589)	(995,711)	(1,417,267)	(1,252,040)	(1,081,869)	1,044,951
Net assets at beginning of year	11,552,911	12,548,622	9,556,361	10,808,401	1,332,410	287,459
Net assets at end of year	$10,183,322	$11,552,911	$8,139,094	$9,556,361	$250,541	$1,332,410

The accompanying notes are an integral part of these financial statements.

30

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Dreyfus Appreciation		Dreyfus General Money Market		Dreyfus Opportunistic Midcap Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$32,974	$31,071	$(33,884)	$(43,777)	$(30,658)	$(33,718)
Capital gains distributions	958,186	154,323	-	-	428,635	410,423
Realized capital gain (loss) on sales of fund shares	101,529	213,564	-	-	168,019	188,915
Change in unrealized appreciation/depreciation on investments during the year	(1,244,230)	(114,262)	-	-	(881,220)	(233,084)
Net increase (decrease) in net assets from operations	(151,541)	284,696	(33,884)	(43,777)	(315,224)	332,536

From contract owner transactions:
Variable annuity deposits	148,284	241,338	436,718	2,158,145	84,613	152,140
Contract owner maintenance charges	(10,975)	(9,896)	(20,997)	(25,870)	(10,229)	(13,582)
Terminations and withdrawals	(431,715)	(392,174)	(784,778)	(931,025)	(356,494)	(445,022)
Annuity payments	(633)	(613)	(783)	(15,579)	(464)	(450)
Transfers between subaccounts, net	101,357	895,965	(467,796)	(2,521,108)	(1,035,845)	(226,573)
Mortality adjustments	-	-	90	(1,174)	-	-
Net increase (decrease) in net assets from contract owner transactions	(193,682)	734,620	(837,546)	(1,336,611)	(1,318,419)	(533,487)
Net increase (decrease) in net assets	(345,223)	1,019,316	(871,430)	(1,380,388)	(1,633,643)	(200,951)
Net assets at beginning of year	4,451,295	3,431,979	4,317,606	5,697,994	4,108,413	4,309,364
Net assets at end of year	$4,106,072	$4,451,295	$3,446,176	$4,317,606	$2,474,770	$4,108,413

The accompanying notes are an integral part of these financial statements.

31

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Dreyfus Strategic Value		Federated Bond		Fidelity Advisor Dividend Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,093)	$(8,684)	$146,251	$119,010	$(3,248)	$(2,666)
Capital gains distributions	383,276	366,132	47,831	-	126,576	225,869
Realized capital gain (loss) on sales of fund shares	248,119	392,824	(9,586)	14,298	97,536	119,082
Change in unrealized appreciation/depreciation on investments during the year	(717,495)	(369,190)	(323,140)	30,362	(259,811)	(116,217)
Net increase (decrease) in net assets from operations	(89,193)	381,082	(138,644)	163,670	(38,947)	226,068

From contract owner transactions:
Variable annuity deposits	66,052	94,112	182,293	196,999	32,243	67,392
Contract owner maintenance charges	(10,951)	(15,538)	(11,611)	(9,810)	(4,383)	(6,179)
Terminations and withdrawals	(564,301)	(569,843)	(396,629)	(458,034)	(196,390)	(233,953)
Annuity payments	(1,141)	(1,099)	-	-	-	-
Transfers between subaccounts, net	(264,748)	(771,337)	1,066,886	427,821	(160,366)	44,131
Mortality adjustments	122	456	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(774,967)	(1,263,249)	840,939	156,976	(328,896)	(128,609)
Net increase (decrease) in net assets	(864,160)	(882,167)	702,295	320,646	(367,843)	97,459
Net assets at beginning of year	3,896,708	4,778,875	3,680,738	3,360,092	2,331,084	2,233,625
Net assets at end of year	$3,032,548	$3,896,708	$4,383,033	$3,680,738	$1,963,241	$2,331,084

The accompanying notes are an integral part of these financial statements.

32

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Fidelity Advisor International Capital Appreciation_(b)		Fidelity Advisor Real Estate		Fidelity Advisor Stock Selector Mid Cap
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,702)	$(3,904)	$2,196	$8,272	$(5,336)	$(4,874)
Capital gains distributions	-	-	63,955	146,795	7,903	-
Realized capital gain (loss) on sales of fund shares	2,885	832	47,074	37,573	39,618	19,411
Change in unrealized appreciation/depreciation on investments during the year	8,205	9,074	(65,492)	315,829	(71,052)	31,028
Net increase (decrease) in net assets from operations	7,388	6,002	47,733	508,469	(28,867)	45,565

From contract owner transactions:
Variable annuity deposits	714	274	62,999	67,029	7,581	5,376
Contract owner maintenance charges	(1,009)	(1,119)	(9,702)	(9,200)	(1,467)	(1,609)
Terminations and withdrawals	(30,658)	(38,744)	(236,824)	(283,453)	(140,897)	(47,216)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	448	(9,197)	(58,996)	655,497	47,154	77,869
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(30,505)	(48,786)	(242,523)	429,873	(87,629)	34,420
Net increase (decrease) in net assets	(23,117)	(42,784)	(194,790)	938,342	(116,496)	79,985
Net assets at beginning of year	411,292	454,076	2,646,113	1,707,771	585,112	505,127
Net assets at end of year	$388,175	$411,292	$2,451,323	$2,646,113	$468,616	$585,112

(b) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

33

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Fidelity Advisor Value Strategies		Goldman Sachs Emerging Markets Equity		Goldman Sachs Government Income
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,212)	$(5,089)	$(16,595)	$(20,877)	$11,110	$8,814
Capital gains distributions	330	320	-	-	-	-
Realized capital gain (loss) on sales of fund shares	70,541	87,523	740	74,796	(6,008)	(15,433)
Change in unrealized appreciation/depreciation on investments during the year	(124,443)	(3,501)	(144,167)	(22,386)	(32,714)	83,749
Net increase (decrease) in net assets from operations	(56,784)	79,253	(160,022)	31,533	(27,612)	77,130

From contract owner transactions:
Variable annuity deposits	40,949	44,153	91,406	175,084	69,935	82,961
Contract owner maintenance charges	(3,599)	(4,521)	(7,224)	(9,683)	(11,216)	(14,105)
Terminations and withdrawals	(156,243)	(120,420)	(170,094)	(218,223)	(386,384)	(348,526)
Annuity payments	(357)	(342)	-	-	-	-
Transfers between subaccounts, net	(32,150)	31,052	324,579	(686,621)	606,536	325,789
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(151,400)	(50,078)	238,667	(739,443)	278,871	46,119
Net increase (decrease) in net assets	(208,184)	29,175	78,645	(707,910)	251,259	123,249
Net assets at beginning of year	1,609,331	1,580,156	1,651,884	2,359,794	2,644,010	2,520,761
Net assets at end of year	$1,401,147	$1,609,331	$1,730,529	$1,651,884	$2,895,269	$2,644,010

The accompanying notes are an integral part of these financial statements.

34

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Guggenheim Alpha Opportunity_(c)		Guggenheim High Yield		Guggenheim Large Cap Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(300)	$(293)	$160,135	$189,257	$2,362	$7,855
Capital gains distributions	-	-	-	59,665	224,222	91,280
Realized capital gain (loss) on sales of fund shares	211	1,799	(79,130)	128,814	(16,669)	296,047
Change in unrealized appreciation/depreciation on investments during the year	(1,787)	1,242	(152,690)	(372,240)	(414,426)	(314,359)
Net increase (decrease) in net assets from operations	(1,876)	2,748	(71,685)	5,496	(204,511)	80,823

From contract owner transactions:
Variable annuity deposits	-	-	101,282	182,514	125,502	96,051
Contract owner maintenance charges	(119)	(155)	(9,703)	(9,831)	(8,891)	(4,886)
Terminations and withdrawals	(14)	(4,088)	(238,101)	(244,651)	(217,460)	(79,743)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	4,028	-	(417,213)	(98,157)	399,694	1,953,300
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	3,895	(4,243)	(563,735)	(170,125)	298,845	1,964,722
Net increase (decrease) in net assets	2,019	(1,495)	(635,420)	(164,629)	94,334	2,045,545
Net assets at beginning of year	32,645	34,140	3,092,670	3,257,299	3,187,736	1,142,191
Net assets at end of year	$34,664	$32,645	$2,457,250	$3,092,670	$3,282,070	$3,187,736

(c) Re-opened to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

35

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Guggenheim Mid Cap Value		Guggenheim StylePlus Large Core		Guggenheim StylePlus Mid Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(129,722)	$(159,955)	$(2,705)	$713	$(9,460)	$(11,176)
Capital gains distributions	1,954,119	1,963,747	84,824	85,047	136,186	127,864
Realized capital gain (loss) on sales of fund shares	(447,626)	4,483,693	(2,686)	15,473	(2,296)	340,377
Change in unrealized appreciation/depreciation on investments during the year	(2,561,240)	(6,334,257)	(78,697)	(25,421)	(141,893)	(328,160)
Net increase (decrease) in net assets from operations	(1,184,469)	(46,772)	736	75,812	(17,463)	128,905

From contract owner transactions:
Variable annuity deposits	278,321	361,053	39,371	24,308	35,998	35,003
Contract owner maintenance charges	(38,886)	(55,398)	(2,996)	(1,580)	(3,051)	(3,485)
Terminations and withdrawals	(1,851,539)	(1,900,078)	(35,791)	(28,857)	(120,376)	(173,036)
Annuity payments	(2,555)	(2,652)	-	-	(397)	(364)
Transfers between subaccounts, net	(569,573)	(1,043,193)	89,014	122,740	(4,306)	5,075
Mortality adjustments	129	522	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,184,103)	(2,639,746)	89,598	116,611	(92,132)	(136,807)
Net increase (decrease) in net assets	(3,368,572)	(2,686,518)	90,334	192,423	(109,595)	(7,902)
Net assets at beginning of year	15,940,859	18,627,377	711,002	518,579	1,204,482	1,212,384
Net assets at end of year	$12,572,287	$15,940,859	$801,336	$711,002	$1,094,887	$1,204,482

The accompanying notes are an integral part of these financial statements.

36

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Guggenheim US Investment Grade Bond		Guggenheim World Equity Income		INTECH U.S. Core
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$197,840	$148,291	$63,472	$87,338	$(52,934)	$71,388
Capital gains distributions	-	-	-	-	728,097	443,597
Realized capital gain (loss) on sales of fund shares	218	467,319	(11,752)	153,871	127,406	178,422
Change in unrealized appreciation/depreciation on investments during the year	(198,879)	(271,218)	(168,367)	(77,563)	(773,944)	(161,783)
Net increase (decrease) in net assets from operations	(821)	344,392	(116,647)	163,646	28,625	531,624

From contract owner transactions:
Variable annuity deposits	107,662	115,032	179,339	151,186	231,313	267,788
Contract owner maintenance charges	(16,111)	(16,619)	(14,610)	(13,653)	(23,116)	(21,841)
Terminations and withdrawals	(470,240)	(461,454)	(564,975)	(415,097)	(542,244)	(597,735)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	1,035,483	(119,986)	503,083	(18,832)	(451,912)	788,183
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	656,794	(483,027)	102,837	(296,396)	(785,959)	436,395
Net increase (decrease) in net assets	655,973	(138,635)	(13,810)	(132,750)	(757,334)	968,019
Net assets at beginning of year	5,012,329	5,150,964	4,535,593	4,668,343	5,508,226	4,540,207
Net assets at end of year	$5,668,302	$5,012,329	$4,521,783	$4,535,593	$4,750,892	$5,508,226

The accompanying notes are an integral part of these financial statements.

37

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Invesco American Franchise		Invesco Comstock		Invesco Equity and Income
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(6,673)	$(6,915)	$46,029	$91,978	$78,481	$124,047
Capital gains distributions	32,454	64,617	841,664	-	160,058	578,808
Realized capital gain (loss) on sales of fund shares	24,114	29,447	937,412	1,269,877	143,595	485,371
Change in unrealized appreciation/depreciation on investments during the year	(21,408)	(35,037)	(2,551,748)	(249,081)	(575,474)	(531,495)
Net increase (decrease) in net assets from operations	28,487	52,112	(726,643)	1,112,774	(193,340)	656,731

From contract owner transactions:
Variable annuity deposits	14,565	20,215	324,596	623,504	194,672	310,580
Contract owner maintenance charges	(2,476)	(3,061)	(34,895)	(44,921)	(21,425)	(36,324)
Terminations and withdrawals	(95,538)	(78,092)	(1,176,256)	(1,494,765)	(708,416)	(1,140,099)
Annuity payments	-	-	(661)	(642)	(1,317)	(1,269)
Transfers between subaccounts, net	16,727	(37,029)	(1,489,405)	(1,504,886)	(429,448)	(1,824,461)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(66,722)	(97,967)	(2,376,621)	(2,421,710)	(965,934)	(2,691,573)
Net increase (decrease) in net assets	(38,235)	(45,855)	(3,103,264)	(1,308,936)	(1,159,274)	(2,034,842)
Net assets at beginning of year	734,328	780,183	13,206,402	14,515,338	7,020,594	9,055,436
Net assets at end of year	$696,093	$734,328	$10,103,138	$13,206,402	$5,861,320	$7,020,594

The accompanying notes are an integral part of these financial statements.

38

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Invesco Mid Cap Core Equity		Invesco Mid Cap Growth		Invesco Small Cap Growth_(b)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(13,583)	$(12,000)	$(6,993)	$(3,876)	$(21,514)	$(22,341)
Capital gains distributions	56,996	265,548	65,957	36,503	197,077	370,933
Realized capital gain (loss) on sales of fund shares	(31,516)	17,193	12,572	30,624	70,434	132,755
Change in unrealized appreciation/depreciation on investments during the year	(3,352)	(236,970)	(104,301)	(34,761)	(295,378)	(324,207)
Net increase (decrease) in net assets from operations	8,545	33,771	(32,765)	28,490	(49,381)	157,140

From contract owner transactions:
Variable annuity deposits	50,288	51,263	23,600	14,871	66	13
Contract owner maintenance charges	(4,677)	(4,526)	(3,026)	(1,627)	(5,455)	(6,275)
Terminations and withdrawals	(121,756)	(113,924)	(103,165)	(66,317)	(214,591)	(176,663)
Annuity payments	(332)	(328)	-	-	-	-
Transfers between subaccounts, net	(1,558,682)	1,581,376	604,534	27,301	(39,292)	(168,066)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(1,635,159)	1,513,861	521,943	(25,772)	(259,272)	(350,991)
Net increase (decrease) in net assets	(1,626,614)	1,547,632	489,178	2,718	(308,653)	(193,851)
Net assets at beginning of year	2,559,023	1,011,391	401,188	398,470	2,393,424	2,587,275
Net assets at end of year	$932,409	$2,559,023	$890,366	$401,188	$2,084,771	$2,393,424

(b) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

39

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Invesco Technology		Invesco Value Opportunities		Janus Overseas
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,756)	$(3,254)	$(1,199)	$19,279	$62,653	$(14,346)
Capital gains distributions	34,247	63,964	248,502	-	-	-
Realized capital gain (loss) on sales of fund shares	623	18,033	90,865	87,718	(122,887)	(25,337)
Change in unrealized appreciation/depreciation on investments during the year	(1,767)	(46,036)	(592,337)	29,797	(169,531)	(457,681)
Net increase (decrease) in net assets from operations	28,347	32,707	(254,169)	136,794	(229,765)	(497,364)

From contract owner transactions:
Variable annuity deposits	26,324	19,139	59,860	64,507	112,906	148,943
Contract owner maintenance charges	(1,308)	(834)	(6,273)	(6,794)	(9,319)	(12,125)
Terminations and withdrawals	(21,983)	(57,554)	(207,697)	(197,881)	(399,301)	(403,051)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(11,075)	260,708	(98,370)	(40,449)	(298,477)	249,902
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(8,042)	221,459	(252,480)	(180,617)	(594,191)	(16,331)
Net increase (decrease) in net assets	20,305	254,166	(506,649)	(43,823)	(823,956)	(513,695)
Net assets at beginning of year	512,542	258,376	2,467,421	2,511,244	3,056,471	3,570,166
Net assets at end of year	$532,847	$512,542	$1,960,772	$2,467,421	$2,232,515	$3,056,471

The accompanying notes are an integral part of these financial statements.

40

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets
Years Ended December 31, 2015 and 2014

	Neuberger Berman Core Bond		Neuberger Berman Large Cap Value		Neuberger Berman Socially Responsive
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$163,862	$194,410	$1,854	$605	$2,397	$(3,558)
Capital gains distributions	9,559	24,590	24,386	33,039	69,583	67,337
Realized capital gain (loss) on sales of fund shares	10,883	55,627	(2,144)	600	(387)	88,439
Change in unrealized appreciation/depreciation on investments during the year	(292,649)	322,581	(47,816)	(19,222)	(79,842)	(83,349)
Net increase (decrease) in net assets from operations	(108,345)	597,208	(23,720)	15,022	(8,249)	68,869

From contract owner transactions:
Variable annuity deposits	339,154	585,800	4,749	5,422	45,138	51,220
Contract owner maintenance charges	(38,815)	(62,919)	(491)	(479)	(1,311)	(3,050)
Terminations and withdrawals	(1,445,277)	(2,007,537)	(18,044)	(1,622)	(22,113)	(48,559)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(1,590,247)	(269,968)	34,708	(1,098)	301,477	(604,896)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,735,185)	(1,754,624)	20,922	2,223	323,191	(605,285)
Net increase (decrease) in net assets	(2,843,530)	(1,157,416)	(2,798)	17,245	314,942	(536,416)
Net assets at beginning of year	12,652,944	13,810,360	170,332	153,087	473,845	1,010,261
Net assets at end of year	$9,809,414	$12,652,944	$167,534	$170,332	$788,787	$473,845

The accompanying notes are an integral part of these financial statements.

41

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	PIMCO Foreign Bond (U.S. Dollar-Hedged)		PIMCO High Yield		Pru Small-Cap Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$104,718	$148,628	$147,952	$151,234	$31,789	$(3,518)
Capital gains distributions	31,454	8,518	91,733	57,342	605,631	208,966
Realized capital gain (loss) on sales of fund shares	(978)	13,838	(14,586)	21,221	255	117,429
Change in unrealized appreciation/depreciation on investments during the year	(155,050)	14,805	(366,538)	(167,816)	(832,089)	(137,427)
Net increase (decrease) in net assets from operations	(19,856)	185,789	(141,439)	61,981	(194,414)	185,450

From contract owner transactions:
Variable annuity deposits	82,437	188,805	111,289	101,788	74,684	141,322
Contract owner maintenance charges	(6,973)	(5,954)	(10,394)	(9,813)	(8,389)	(12,231)
Terminations and withdrawals	(213,547)	(147,700)	(412,833)	(289,006)	(188,648)	(302,096)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(390,743)	821,264	1,285,338	(132,206)	(64,470)	(602,958)
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(528,826)	856,415	973,400	(329,237)	(186,823)	(775,963)
Net increase (decrease) in net assets	(548,682)	1,042,204	831,961	(267,256)	(381,237)	(590,513)
Net assets at beginning of year	2,499,781	1,457,577	2,767,124	3,034,380	2,145,740	2,736,253
Net assets at end of year	$1,951,099	$2,499,781	$3,599,085	$2,767,124	$1,764,503	$2,145,740

The accompanying notes are an integral part of these financial statements.

42

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Prudential Jennison 20/20 Focus		Prudential Jennison Small Company		Royce Opportunity
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(15,267)	$(19,152)	$(4,078)	$(4,676)	$(9,171)	$(6,466)
Capital gains distributions	217,831	173,247	88,437	75,627	95,710	121,631
Realized capital gain (loss) on sales of fund shares	30,680	106,213	9,328	44,147	(22,558)	15,411
Change in unrealized appreciation/depreciation on investments during the year	(167,976)	(145,111)	(132,289)	(72,279)	(242,828)	(133,399)
Net increase (decrease) in net assets from operations	65,268	115,197	(38,602)	42,819	(178,847)	(2,823)

From contract owner transactions:
Variable annuity deposits	86,231	139,115	32,914	19,074	39,557	62,172
Contract owner maintenance charges	(6,177)	(7,862)	(1,880)	(1,654)	(2,590)	(1,554)
Terminations and withdrawals	(138,187)	(172,452)	(22,204)	(78,819)	(125,022)	(45,605)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(242,998)	(569,455)	180,255	(170,348)	308,021	318,366
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(301,131)	(610,654)	189,085	(231,747)	219,966	333,379
Net increase (decrease) in net assets	(235,863)	(495,457)	150,483	(188,928)	41,119	330,556
Net assets at beginning of year	1,799,309	2,294,766	536,388	725,316	951,127	620,571
Net assets at end of year	$1,563,446	$1,799,309	$686,871	$536,388	$992,246	$951,127

The accompanying notes are an integral part of these financial statements.

43

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Royce Small-Cap Value_(a)		RS Technology		RS Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5,485)	$(12,969)	$(1,050)	$(1,805)	$(16,410)	$388
Capital gains distributions	157,439	160,168	11,546	17,182	214,870	87,846
Realized capital gain (loss) on sales of fund shares	16,653	67,579	(547)	(18,840)	5,832	44,246
Change in unrealized appreciation/depreciation on investments during the year	(311,005)	(229,392)	(4,425)	(6,177)	(463,489)	(70,911)
Net increase (decrease) in net assets from operations	(142,398)	(14,614)	5,524	(9,640)	(259,197)	61,569

From contract owner transactions:
Variable annuity deposits	32,509	42,012	1,136	11,207	55,596	19,282
Contract owner maintenance charges	(3,400)	(4,729)	(182)	(375)	(6,834)	(2,994)
Terminations and withdrawals	(149,869)	(154,980)	(1,965)	(9,517)	(261,924)	(126,770)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	(44,291)	(152,353)	4,110	(109,637)	2,333,196	81,094
Mortality adjustments	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(165,051)	(270,050)	3,099	(108,322)	2,120,034	(29,388)
Net increase (decrease) in net assets	(307,449)	(284,664)	8,623	(117,962)	1,860,837	32,181
Net assets at beginning of year	1,296,818	1,581,482	111,432	229,394	640,864	608,683
Net assets at end of year	$989,369	$1,296,818	$120,055	$111,432	$2,501,701	$640,864

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

44

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	T. Rowe Price Capital Appreciation		T. Rowe Price Growth Stock		Wells Fargo Growth_(a)(b)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$11,155	$15,323	$(31,341)	$(27,186)	$(5,672)	$(6,300)
Capital gains distributions	446,283	382,879	251,036	293,394	71,965	97,833
Realized capital gain (loss) on sales of fund shares	68,878	122,874	153,365	286,560	57,195	21,972
Change in unrealized appreciation/depreciation on investments during the year	(318,037)	(106,244)	(70,671)	(332,494)	(107,623)	(95,487)
Net increase (decrease) in net assets from operations	208,279	414,832	302,389	220,274	15,865	18,018

From contract owner transactions:
Variable annuity deposits	177,613	108,163	120,861	108,088	1,190	1,838
Contract owner maintenance charges	(18,531)	(12,481)	(9,408)	(7,115)	(1,316)	(1,372)
Terminations and withdrawals	(1,039,422)	(317,936)	(376,875)	(353,267)	(138,354)	(16,800)
Annuity payments	-	-	-	-	-	-
Transfers between subaccounts, net	1,480,624	1,163,972	254,352	233,477	(35,903)	(34,673)
Mortality adjustments	-	-	-	-	112	-
Net increase (decrease) in net assets from contract owner transactions	600,284	941,718	(11,070)	(18,817)	(174,271)	(51,007)
Net increase (decrease) in net assets	808,563	1,356,550	291,319	201,457	(158,406)	(32,989)
Net assets at beginning of year	4,845,818	3,489,268	3,265,005	3,063,548	708,132	741,121
Net assets at end of year	$5,654,381	$4,845,818	$3,556,324	$3,265,005	$549,726	$708,132

(a) Name change. See Note 1.
(b) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.
45

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2015 and 2014

	Wells Fargo Large Cap Core_(a)		Wells Fargo Opportunity_(a)		Wells Fargo Small Cap Value_(a)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(6,324)	$(8,127)	$567	$(3,181)	$(51,689)	$(37,466)
Capital gains distributions	6,833	-	35,775	59,215	1,436,047	1,083,827
Realized capital gain (loss) on sales of fund shares	148,851	89,635	21,005	18,641	(89,870)	250,938
Change in unrealized appreciation/depreciation on investments during the year	(136,025)	74,890	(58,711)	(37,315)	(1,988,688)	(1,061,792)
Net increase (decrease) in net assets from operations	13,335	156,398	(1,364)	37,360	(694,200)	235,507

From contract owner transactions:
Variable annuity deposits	26,396	58,364	7,920	7,804	147,487	181,746
Contract owner maintenance charges	(3,983)	(5,899)	(1,168)	(1,134)	(14,250)	(20,415)
Terminations and withdrawals	(71,692)	(168,531)	(21,336)	(47,854)	(705,112)	(881,968)
Annuity payments	-	-	-	-	(1,684)	(1,848)
Transfers between subaccounts, net	(312,495)	(114,660)	(284,152)	232,028	(446,393)	(629,754)
Mortality adjustments	-	-	-	-	-	449
Net increase (decrease) in net assets from contract owner transactions	(361,774)	(230,726)	(298,736)	190,844	(1,019,952)	(1,351,790)
Net increase (decrease) in net assets	(348,439)	(74,328)	(300,100)	228,204	(1,714,152)	(1,116,283)
Net assets at beginning of year	1,148,580	1,222,908	577,016	348,812	6,604,831	7,721,114
Net assets at end of year	$800,141	$1,148,580	$276,916	$577,016	$4,890,679	$6,604,831

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

46

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements
December 31, 2015
1. Organization and Significant Accounting Policies
Variable Annuity Account XIV - Valuebuilder Variable Annuity (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL).  The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for the Account are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Century Equity Income	A	American Century Investment Management, Inc.	-
American Century Heritage	A	American Century Investment Management, Inc.	-
American Century International Growth	A	American Century Investment Management, Inc.	-
American Century Select	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Aggressive	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Conservative	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Moderate	A	American Century Investment Management, Inc.	-
Ariel	-	Ariel Investments, LLC	-
Aston/ Fairpointe Mid Cap	N	Aston Asset Management, LP	Fairpointe Capital LLC
Calamos Growth	A	Calamos Advisors LLC	-
Calamos Growth and Income	A	Calamos Advisors LLC	-
Calamos High Income	A	Calamos Advisors LLC	-
Dreyfus Appreciation	-	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus General Money Market	B	The Dreyfus Corporation	-
Dreyfus Opportunistic Midcap Value	A	The Dreyfus Corporation	-
Dreyfus Strategic Value	A	The Dreyfus Corporation	-
Federated Bond	A	Federated Investment Management Company	-
Fidelity Advisor Dividend Growth	T	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
47

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity Advisor International Capital Appreciation	T	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Fidelity Advisor Real Estate	T	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity Advisor Stock Selector Mid Cap	T	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity Advisor Value Strategies	T	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Goldman Sachs Emerging Markets Equity	Service	Goldman Sachs Asset Management International	-
Goldman Sachs Government Income	Service	Goldman Sachs Asset Management, LP	-
Guggenheim Alpha Opportunity	A	Guggenheim Investments	-
Guggenheim High Yield	A	Guggenheim Investments	-
Guggenheim Large Cap Value	A	Guggenheim Investments	-
Guggenheim Mid Cap Value	A	Guggenheim Investments	-
Guggenheim StylePlus Large Core	A	Guggenheim Investments	-
Guggenheim StylePlus Mid Growth	A	Guggenheim Investments	-
Guggenheim US Investment Grade Bond	A	Guggenheim Investments	-
Guggenheim World Equity Income	A	Guggenheim Investments	-
INTECH U.S. Core	S	Janus Capital Management LLC	INTECH Investment Management LLC
Invesco American Franchise	A	Invesco Advisers, Inc.	-
Invesco Comstock	A	Invesco Advisers, Inc.	-
Invesco Equity and Income	A	Invesco Advisers, Inc.	-
48

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
December 31, 2015
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco Mid Cap Core Equity	A	Invesco Advisers, Inc.	-
Invesco Mid Cap Growth	A	Invesco Advisers, Inc.	-
Invesco Small Cap Growth	A	Invesco Advisers, Inc.	-
Invesco Technology	A	Invesco Advisers, Inc.	-
Invesco Value Opportunities	A	Invesco Advisers, Inc.	-
Janus Overseas	S	Janus Capital Management LLC	-
Neuberger Berman Core Bond	A	Neuberger Berman Investment Advisers LLC	-
Neuberger Berman Large Cap Value	Advisor	Neuberger Investment Advisers LLC	-
Neuberger Berman Socially Responsive	Trust	Neuberger Investment Advisers LLC	-
PIMCO Foreign Bond (U.S. Dollar-Hedged)	R	Pacific Investment Management Company LLC	-
PIMCO High Yield	A	Pacific Investment Management Company LLC	-
Pru Small-Cap Value	A	Prudential Investments LLC	Quantitative Management Associates LLC
Prudential Jennison 20/20 Focus	A	Prudential Investments LLC	Jennison Associates, LLC
Prudential Jennison Small Company	A	Prudential Investments LLC	Jennison Associates, LLC
Royce Opportunity	Service	Royce & Associates, LLC	-
Royce Small-Cap Value	Service	Royce & Associates, LLC	-
RS Technology	A	RS Investment Management Co. LLC	-
RS Value	A	RS Investment Management Co. LLC	-
T. Rowe Price Capital Appreciation	Advisor	T. Rowe Price Associates, Inc.	-
T. Rowe Price Growth Stock	R	T. Rowe Price Associates, Inc.	-
Wells Fargo Growth	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Large Cap Core	A	Wells Fargo Funds Management, LLC	Golden Capital Management, LLC
Wells Fargo Opportunity	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Small Cap Value	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.

Sixty subaccounts are currently offered by the the Account, all of which had activity.
Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its members and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.  The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

49

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name
May 1, 2015	Royce Small-Cap Value	Royce Value
December 15, 2015	Wells Fargo Growth	Wells Fargo Advantage Growth
December 15, 2015	Wells Fargo Large Cap Core	Wells Fargo Advantage Large Cap Core
December 15, 2015	Wells Fargo Opportunity	Wells Fargo Advantage Opportunity
December 15, 2015	Wells Fargo Small Cap Value	Wells Fargo Advantage Small Cap Value

The following subaccounts are closed to new investments:
Subaccount
Fidelity Advisor International Capital Appreciation
Invesco Small Cap Growth
Wells Fargo Growth

The following subaccount was re-opened to new investment:
Subaccount
Guggenheim Alpha Opportunity

Investment Valuation
Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.
The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2015, were as follows:
Subaccount	Cost of Purchases	Proceeds from Sales
American Century Equity Income	$2,111,709	$1,312,920
American Century Heritage	324,151	201,240
American Century International Growth	1,463,646	1,205,589
American Century Select	186,778	251,931
American Century Strategic Allocation: Aggressive	76,317	54,781
American Century Strategic Allocation: Conservative	85,189	41,046
American Century Strategic Allocation: Moderate	129,834	347,658
Ariel	1,157,633	794,262
Aston/ Fairpointe Mid Cap	468,752	1,040,317
Calamos Growth	2,809,041	1,904,459
Calamos Growth and Income	689,108	1,640,091
Calamos High Income	79,653	1,164,175
Dreyfus Appreciation	1,542,936	745,458
Dreyfus General Money Market	868,052	1,739,482
Dreyfus Opportunistic Midcap Value	630,900	1,551,342
Dreyfus Strategic Value	930,006	1,324,790
Federated Bond	1,764,302	729,281
Fidelity Advisor Dividend Growth	298,271	503,839
50

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
During the current year the following subaccount name changes were made effective:

Subaccount	Cost of Purchases	Proceeds from Sales
Fidelity Advisor International Capital Appreciation(b)	$6,428	$40,635
Fidelity Advisor Real Estate	293,914	470,286
Fidelity Advisor Stock Selector Mid Cap	106,060	191,122
Fidelity Advisor Value Strategies	98,134	252,416
Goldman Sachs Emerging Markets Equity	657,405	435,333
Goldman Sachs Government Income	965,515	675,534
Guggenheim Alpha Opportunity(c)	4,140	545
Guggenheim High Yield	555,704	959,304
Guggenheim Large Cap Value	1,307,590	782,161
Guggenheim Mid Cap Value	2,208,245	2,567,951
Guggenheim StylePlus Large Core	243,833	72,116
Guggenheim StylePlus Mid Growth	188,896	154,302
Guggenheim US Investment Grade Bond	1,534,010	679,376
Guggenheim World Equity Income	1,498,986	1,332,677
INTECH U.S. Core	2,404,318	2,515,114
Invesco American Franchise	73,461	114,402
Invesco Comstock	1,718,264	3,207,192
Invesco Equity and Income	1,063,628	1,791,023
Invesco Mid Cap Core Equity	183,216	1,774,962
Invesco Mid Cap Growth	725,752	144,845
Invesco Small Cap Growth(b)	197,087	280,796
Invesco Technology	71,193	49,744
Invesco Value Opportunities	352,393	357,570
Janus Overseas	264,847	796,385
Neuberger Berman Core Bond	854,937	3,416,701
Neuberger Berman Large Cap Value	66,628	19,466
Neuberger Berman Socially Responsive	441,654	46,483
PIMCO Foreign Bond (U.S. Dollar-Hedged)	471,038	863,692
PIMCO High Yield	1,728,435	515,350
Pru Small-Cap Value	3,031,350	2,580,753
Prudential Jennison 20/20 Focus	301,266	399,833
Prudential Jennison Small Company	452,271	178,827
Royce Opportunity	607,528	301,023
Royce Small-Cap Value(a)	227,011	240,108
RS Technology	18,102	4,507
RS Value	2,637,507	319,013
T. Rowe Price Capital Appreciation	2,208,700	1,150,978
T. Rowe Price Growth Stock	857,736	649,111
Wells Fargo Growth(a)(b)	72,815	180,793
Wells Fargo Large Cap Core(a)	301,776	663,041
Wells Fargo Opportunity(a)	55,768	318,162
Wells Fargo Small Cap Value(a)	1,563,960	1,199,554

(a) Name change. See Note 1. (b) Closed to new investments. See Note 1. (c) Re-opened to new investments. See Note 1.

51

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Market Risk
Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders investments in the funds and the amounts reported in the statement of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.
Annuity Assets
Annuity assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.
Reinvestment of Dividends
Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.
Federal Income Taxes
The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Recently Issued Accounting Standards
In May 2015, the FASB issued Accounting Standards Update guidance (ASU No. 2015-07), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments in this Update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 would be effective for fiscal periods beginning after December 15, 2016, with early application permitted. The Account expects this ASU to only have a presentation impact on the financial statements of the Account.
In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment Companies Measurement, and Disclosure Requirements, which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value.  ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees. Management has evaluated the criteria in the standard and concluded that the
52

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Account qualifies as an investment company and therefore will continue to apply the accounting requirements of ASC 946.  The adoption of ASU 2013-08 had no impact on the Account's financial statements.
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
•	Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•	Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.
The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV).  The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.
Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.
The Account's financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2015, based on the priority of the inputs to the valuation technique above.  There were no transfers between levels during the year ended December 31, 2015.  The Account had no financial liabilities as of December 31, 2015.
2. Variable Annuity Contract Charges
Mortality and Expense Risk Charge: For NEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.75% of the average daily net asset value to contracts with $25,000 or more and 0.90% of the average daily net asset value to contracts with less than $25,000. For NEA Valuebuilder – RID contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.10% of the average daily net asset value. For AEA Valuebuilder contracts, the mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.95% of the average daily net asset value to contracts with $25,000 or more and 1.10% of the average daily net asset value to contracts with less than $25,000. During the annuity period mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the average daily net asset value for certain annuity options.
Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value.
Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.
Contract owner maintenance charges on the statements of changes in net assets may include the following charges:
•
Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a "withdrawal charge") of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

53

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
2. Variable Annuity Contract Charges (continued)
•
Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.
3. Summary of Unit Transactions
The changes in units outstanding for the periods December 31, 2015 and 2014, were as follows:
	2015			2014
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century Equity Income	124,566	(97,822)	26,744	41,560	(76,136)	(34,576)
American Century Heritage	14,527	(14,585)	(58)	36,733	(19,146)	17,587
American Century International Growth	181,532	(169,937)	11,595	203,823	(156,676)	47,147
American Century Select	19,942	(29,672)	(9,730)	13,552	(29,935)	(16,383)
American Century Strategic Allocation: Aggressive	5,448	(4,946)	502	6,072	(2,276)	3,796
American Century Strategic Allocation: Conservative	7,418	(3,879)	3,539	22,250	(23,492)	(1,242)
American Century Strategic Allocation: Moderate	9,933	(30,621)	(20,688)	44,692	(42,102)	2,590
Ariel	54,705	(55,179)	(474)	47,248	(71,903)	(24,655)
Aston/Fairpointe Mid Cap	36,016	(70,018)	(34,002)	68,499	(51,302)	17,197
Calamos Growth	58,296	(149,302)	(91,006)	63,569	(174,478)	(110,909)
Calamos Growth and Income	37,734	(121,944)	(84,210)	61,334	(170,463)	(109,129)
Calamos High Income	10,648	(105,839)	(95,191)	105,020	(10,173)	94,847
Dreyfus Appreciation	95,222	(101,881)	(6,659)	195,523	(115,744)	79,779
Dreyfus General Money Market	187,863	(293,823)	(105,960)	692,339	(860,202)	(167,863)
Dreyfus Opportunistic Midcap Value	25,801	(87,867)	(62,066)	62,791	(85,440)	(22,649)
Dreyfus Strategic Value	48,733	(91,288)	(42,555)	35,168	(107,967)	(72,799)
Federated Bond	182,194	(101,206)	80,988	111,665	(90,107)	21,558
Fidelity Advisor Dividend Growth	24,190	(47,357)	(23,167)	48,264	(53,034)	(4,770)
Fidelity Advisor International Capital Appreciation(b)	1,590	(3,053)	(1,463)	1,102	(4,089)	(2,987)
Fidelity Advisor Real Estate	41,711	(58,643)	(16,932)	105,608	(53,689)	51,919
Fidelity Advisor Stock Selector Mid Cap	9,080	(14,915)	(5,835)	10,908	(7,149)	3,759
Fidelity Advisor Value Strategies	11,054	(18,041)	(6,987)	21,007	(21,046)	(39)
Goldman Sachs Emerging Markets Equity	99,670	(67,388)	32,282	98,771	(176,112)	(77,341)
Goldman Sachs Government Income	118,658	(81,182)	37,476	115,097	(101,305)	13,792
Guggenheim Alpha Opportunity(c)	369	(18)	351	70	(300)	(230)
Guggenheim High Yield	56,005	(91,964)	(35,959)	303,430	(309,437)	(6,007)
Guggenheim Large Cap Value	120,309	(87,747)	32,562	320,142	(149,809)	170,333
Guggenheim Mid Cap Value	50,283	(129,854)	(79,571)	863,762	(954,491)	(90,729)
Guggenheim StylePlus Large Core	21,474	(8,416)	13,058	90,290	(74,584)	15,706
Guggenheim StylePlus Mid Growth	10,085	(14,983)	(4,898)	133,609	(142,870)	(9,261)

(b) Closed to new investments. See Note 1. (c) Re-opened to new investments. See Note 1.
54

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
Guggenheim US Investment Grade Bond	163,452	(80,371)	83,081	660,713	(691,888)	(31,175)
Guggenheim World Equity Income	156,498	(139,104)	17,394	545,281	(563,201)	(17,920)
INTECH U.S. Core	162,532	(210,477)	(47,945)	180,809	(137,217)	43,592
Invesco American Franchise	9,363	(14,356)	(4,993)	5,682	(14,340)	(8,658)
Invesco Comstock	124,312	(275,759)	(151,447)	222,786	(376,545)	(153,759)
Invesco Equity and Income	83,088	(136,645)	(53,557)	88,135	(257,813)	(169,678)
Invesco Mid Cap Core Equity	15,177	(120,501)	(105,324)	121,976	(16,677)	105,299
Invesco Mid Cap Growth	58,467	(15,519)	42,948	12,677	(13,895)	(1,218)
Invesco Small Cap Growth(b)	4,675	(16,821)	(12,146)	5,911	(24,954)	(19,043)
Invesco Technology	9,210	(8,810)	400	64,317	(25,760)	38,557
Invesco Value Opportunities	21,031	(40,614)	(19,583)	27,606	(38,858)	(11,252)
Janus Overseas	77,962	(150,105)	(72,143)	129,434	(114,719)	14,715
Neuberger Berman Core Bond	143,152	(365,172)	(222,020)	419,976	(543,052)	(123,076)
Neuberger Berman Large Cap Value	4,771	(1,955)	2,816	1,680	(952)	728
Neuberger Berman Socially Responsive	31,174	(4,521)	26,653	9,044	(54,615)	(45,571)
PIMCO Foreign Bond (U.S. Dollar-Hedged)	50,858	(89,432)	(38,574)	133,681	(54,461)	79,220
PIMCO High Yield	112,203	(41,655)	70,548	40,112	(55,952)	(15,840)
Pru Small-Cap Value	243,772	(256,308)	(12,536)	40,334	(104,439)	(64,105)
Prudential Jennison 20/20 Focus	15,832	(35,792)	(19,960)	31,128	(75,912)	(44,784)
Prudential Jennison Small Company	29,242	(14,027)	15,215	6,807	(22,735)	(15,928)
Royce Opportunity	51,321	(31,798)	19,523	40,691	(12,466)	28,225
Royce Small-Cap Value(a)	11,124	(22,702)	(11,578)	9,728	(29,043)	(19,315)
RS Technology	689	(266)	423	6,763	(14,663)	(7,900)
RS Value	211,544	(34,060)	177,484	13,008	(14,043)	(1,035)
T. Rowe Price Capital Appreciation	167,807	(112,352)	55,455	166,639	(85,658)	80,981
T. Rowe Price Growth Stock	67,373	(60,918)	6,455	97,345	(91,848)	5,497
Wells Fargo Growth(a)(b)	4,424	(15,535)	(11,111)	2,078	(4,386)	(2,308)
Wells Fargo Large Cap Core(a)	43,680	(71,762)	(28,082)	35,119	(52,330)	(17,211)
Wells Fargo Opportunity(a)	3,222	(23,093)	(19,871)	23,593	(9,165)	14,428
Wells Fargo Small Cap Value(a)	31,158	(78,236)	(47,078)	37,968	(93,901)	(55,933)

(a) Name change. See Note 1. (b) Closed to new investments. See Note 1.

55

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights
The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return.  The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2015, were as follows:
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
American Century Equity Income
2015	422,061	12.31	15.71	6,453,504	2.21	0.90	1.40	(3.83)	(3.47)
2014	395,317	12.80	16.31	6,264,443	2.18	0.90	1.40	7.38	7.76
2013	429,893	11.92	15.16	6,321,019	2.29	0.90	1.40	14.29	14.68
2012	505,554	10.43	13.24	6,463,415	2.47	0.90	1.40	6.65	7.02
2011	504,470	9.78	12.41	6,017,566	2.39	0.90	1.40	(1.01)	(0.66)
American Century Heritage
2015	96,844	16.26	22.81	1,576,944	-	0.90	1.25	(2.58)	(2.22)
2014	96,902	16.63	23.39	1,617,240	-	0.90	1.25	3.39	3.74
2013	79,315	16.03	22.58	1,276,230	-	0.90	1.25	25.18	25.63
2012	96,962	12.76	18.01	1,248,587	-	0.90	1.25	10.98	11.34
2011	356,249	11.46	16.21	4,093,360	-	0.90	1.25	(10.64)	(10.26)
American Century International Growth
2015	645,244	9.26	13.83	6,188,347	0.31	0.90	1.40	(3.79)	(3.44)
2014	633,649	9.59	14.36	6,268,863	0.76	0.90	1.40	(9.50)	(9.19)
2013	586,502	10.56	15.84	6,412,792	0.93	0.90	1.40	17.54	17.86
2012	786,926	8.96	13.46	7,348,844	1.48	0.90	1.40	16.50	16.97
2011	376,660	7.66	11.54	3,132,471	0.99	0.90	1.25	(15.75)	(15.45)
American Century Select
2015	164,156	10.07	14.80	1,657,517	0.16	0.90	1.25	2.99	3.28
2014	173,886	9.75	14.35	1,699,035	0.14	0.90	1.25	5.63	5.98
2013	190,269	9.20	13.56	1,753,043	0.12	0.90	1.25	24.55	25.00
2012	484,157	7.36	10.88	3,704,207	0.40	0.90	1.25	9.67	10.01
2011	221,957	6.69	9.90	1,486,357	0.03	0.90	1.25	(3.05)	(2.62)
56

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
American Century Strategic Allocation: Aggressive
2015	39,324	10.62	10.96	431,087	0.79	0.90	1.25	(5.77)	(5.52)
2014	38,822	11.27	11.60	450,312	0.09	0.90	1.25	2.27	2.65
2013	35,026	11.02	11.30	395,684	1.06	0.90	1.25	14.55	14.95
2012	34,393	9.62	9.83	337,877	1.44	0.90	1.25	9.94	10.33
2011	40,144	8.75	8.91	357,451	0.87	0.90	1.25	(6.22)	(5.81)
American Century Strategic Allocation: Conservative
2015	39,233	9.90	10.22	398,945	0.16	0.90	1.25	(5.89)	(5.55)
2014	35,694	10.52	10.82	384,584	0.55	0.90	1.25	1.64	1.88
2013	36,936	10.35	10.62	391,095	0.83	0.90	1.25	4.97	5.46
2012	25,460	9.86	10.07	256,367	1.44	0.90	1.25	4.78	5.11
2011	19,441	9.41	9.58	186,280	1.60	0.90	1.25	(1.16)	(0.83)
American Century Strategic Allocation: Moderate
2015	68,863	10.35	10.69	735,728	0.54	0.90	1.25	(6.25)	(5.90)
2014	89,551	11.04	11.36	1,016,574	0.62	0.90	1.25	2.03	2.34
2013	86,961	10.82	11.10	964,450	0.84	0.90	1.25	10.41	10.78
2012	39,321	9.80	10.02	393,392	1.45	0.90	1.25	7.81	8.32
2011	34,026	9.09	9.25	314,442	1.52	0.90	1.25	(3.71)	(3.44)
Ariel
2015	252,721	12.49	17.56	3,851,438	0.66	0.90	1.40	(8.09)	(7.77)
2014	253,195	13.59	19.08	4,185,812	0.54	0.90	1.40	6.34	6.72
2013	277,850	12.78	17.91	4,306,159	0.65	0.90	1.40	38.61	39.15
2012	268,094	9.22	12.90	2,988,798	0.86	0.90	1.40	15.25	15.65
2011	369,505	8.00	11.17	3,552,810	0.22	0.90	1.40	(14.98)	(14.70)
Aston/Fairpointe Mid Cap
2015	119,607	14.20	14.66	1,751,612	0.25	0.90	1.25	(14.10)	(13.82)
2014	153,609	16.53	17.01	2,608,486	0.10	0.90	1.25	5.15	5.59
2013	136,412	15.72	16.11	2,194,025	-	0.90	1.25	38.50	38.88
2012	112,196	11.35	11.60	1,299,152	0.34	0.90	1.25	11.60	12.08
2011	525,243	10.17	10.35	5,436,908	0.30	0.90	1.25	(10.48)	(10.16)
57

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Calamos Growth
2015	737,755	12.09	17.15	10,183,322	-	0.90	1.40	(1.23)	(0.94)
2014	828,761	12.24	17.34	11,552,911	-	0.90	1.40	3.90	4.37
2013	939,670	11.78	16.66	12,548,622	-	0.90	1.40	27.63	27.97
2012	1,362,580	9.23	13.04	14,313,799	-	0.90	1.40	4.77	5.17
2011	1,229,758	8.81	12.42	12,183,942	-	0.90	1.40	(12.86)	(12.51)
Calamos Growth and Income
2015	569,254	12.24	15.55	8,139,094	3.22	0.90	1.40	(2.55)	(2.26)
2014	653,464	12.56	15.93	9,556,361	1.19	0.90	1.40	2.78	3.18
2013	762,593	12.22	15.48	10,808,401	1.39	0.90	1.40	11.90	12.31
2012	868,249	10.92	13.81	10,956,687	2.25	0.90	1.40	3.90	4.22
2011	974,359	10.51	13.27	11,787,507	1.28	0.90	1.40	(4.97)	(4.58)
Calamos High Income
2015	24,573	9.90	10.22	250,541	3.40	0.90	1.25	(8.59)	(8.34)
2014	119,764	10.83	11.15	1,332,410	3.78	0.90	1.25	(3.39)	(3.04)
2013	24,917	11.21	11.50	287,459	5.05	0.90	1.25	1.72	2.13
2012	284,217	11.02	11.26	3,197,904	3.35	0.90	1.25	6.58	6.93
2011	112,438	10.34	10.53	1,184,369	3.35	0.90	1.25	(0.29)	0.10
Dreyfus Appreciation
2015	397,591	10.21	13.26	4,106,072	1.71	0.90	1.40	(6.59)	(6.24)
2014	404,250	10.89	14.17	4,451,295	1.70	0.90	1.40	3.79	4.11
2013	324,471	10.46	13.64	3,431,979	1.73	0.90	1.40	16.41	16.87
2012	513,218	8.95	11.70	4,681,975	2.14	0.90	1.40	5.57	5.92
2011	630,915	8.45	11.06	5,565,456	1.48	0.90	1.40	3.13	3.68
Dreyfus General Money Market
2015	516,935	6.67	7.13	3,446,176	0.01	0.90	1.40	(4.17)	(3.75)
2014	622,895	6.93	7.44	4,317,606	0.01	0.90	1.40	(4.12)	(3.88)
2013	790,758	7.21	7.76	5,697,994	0.01	0.90	1.25	(4.20)	(3.74)
2012	557,439	7.49	8.10	4,190,133	0.01	0.90	1.25	(4.14)	(3.85)
2011	658,791	7.79	8.45	5,145,713	0.04	0.90	1.25	(4.20)	(3.83)
58

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Dreyfus Opportunistic Midcap Value
2015	155,448	15.50	25.43	2,474,770	-	0.90	1.40	(14.17)	(13.88)
2014	217,514	18.06	29.59	4,108,413	0.11	0.90	1.40	4.70	5.01
2013	240,163	17.25	28.23	4,309,364	-	0.90	1.40	33.82	34.35
2012	175,629	12.89	21.06	2,312,914	0.25	0.90	1.40	14.48	14.85
2011	164,484	11.26	18.37	1,886,746	0.65	0.90	1.40	(9.78)	(9.39)
Dreyfus Strategic Value
2015	205,004	13.37	19.85	3,032,548	0.86	0.90	1.40	(6.37)	(6.07)
2014	247,559	14.28	21.18	3,896,708	0.73	0.90	1.40	5.78	6.25
2013	320,358	13.50	19.98	4,778,875	0.72	0.90	1.40	31.96	32.33
2012	303,898	10.23	15.12	3,388,467	1.02	0.90	1.40	13.04	13.51
2011	571,679	9.05	13.35	5,800,222	0.68	0.90	1.40	(10.13)	(9.85)
Federated Bond
2015	389,261	10.91	11.27	4,383,033	4.60	0.90	1.25	(6.03)	(5.69)
2014	308,273	11.61	11.95	3,680,738	4.31	0.90	1.25	1.40	1.79
2013	286,715	11.45	11.74	3,360,092	4.80	0.90	1.25	(3.38)	(3.06)
2012	572,110	11.85	12.11	6,909,821	5.09	0.90	1.25	5.61	6.04
2011	868,883	11.22	11.42	9,911,616	3.88	0.90	1.25	1.54	1.87
Fidelity Advisor Dividend Growth
2015	187,885	10.44	13.63	1,963,241	0.76	0.90	1.25	(5.37)	(5.00)
2014	211,052	10.99	14.38	2,331,084	0.81	0.90	1.25	6.64	7.01
2013	215,822	10.27	13.46	2,233,625	0.37	0.90	1.25	25.39	25.86
2012	200,056	8.16	10.72	1,632,294	0.57	0.90	1.25	13.19	13.65
2011	203,895	7.18	9.45	1,464,451	-	0.90	1.25	(12.74)	(12.55)
Fidelity Advisor International Capital Appreciation(b)
2015	32,919	11.75	14.61	388,175	-	0.90	1.25	(1.62)	(1.51)
2014	34,382	11.93	14.85	411,292	-	0.90	1.25	(1.79)	(1.57)
2013	37,369	12.12	15.12	454,076	0.26	0.90	1.25	16.13	16.43
2012	47,343	10.41	13.02	493,910	0.45	0.90	1.25	20.33	20.63
2011	51,450	8.63	10.82	444,948	0.52	0.90	1.25	(16.77)	(16.70)

(b) Closed to new investments. See Note 1.
59

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Fidelity Advisor Real Estate
2015	245,280	9.71	10.02	2,451,323	1.02	0.90	1.25	(1.22)	(0.99)
2014	262,212	9.83	10.12	2,646,113	1.30	0.90	1.25	23.80	24.32
2013	210,293	7.94	8.14	1,707,771	1.32	0.90	1.25	(2.93)	(2.63)
2012	120,684	8.18	8.36	1,007,566	1.54	0.90	1.25	12.83	13.28
2011	133,630	7.25	7.38	983,125	0.42	0.90	1.25	2.69	3.07
Fidelity Advisor Stock Selector Mid Cap
2015	36,215	12.87	17.54	468,616	-	0.90	1.25	(7.59)	(7.41)
2014	42,050	13.90	18.98	585,112	-	0.90	1.25	5.21	5.46
2013	38,291	13.18	18.04	505,127	-	0.90	1.25	25.36	25.64
2012	34,397	10.49	14.39	361,076	0.40	0.90	1.25	14.21	14.39
2011	38,682	9.17	12.60	355,999	0.20	0.90	1.25	(9.03)	(8.85)
Fidelity Advisor Value Strategies
2015	99,058	12.24	18.90	1,401,147	0.73	0.90	1.40	(7.13)	(6.79)
2014	106,045	13.18	20.32	1,609,331	0.54	0.90	1.40	1.54	1.90
2013	106,084	12.98	19.98	1,580,156	0.43	0.90	1.40	24.33	24.79
2012	123,868	10.44	16.04	1,494,971	0.06	0.90	1.40	21.11	21.60
2011	118,776	8.62	13.22	1,184,974	0.25	0.90	1.40	(13.45)	(13.21)
Goldman Sachs Emerging Markets Equity
2015	233,014	7.21	7.45	1,730,529	-	0.90	1.25	(9.99)	(9.70)
2014	200,732	8.01	8.25	1,651,884	-	0.90	1.25	(3.49)	(3.06)
2013	278,073	8.30	8.51	2,359,794	0.25	0.90	1.25	(7.68)	(7.30)
2012	244,386	8.99	9.18	2,240,233	0.29	0.90	1.25	12.38	12.64
2011	192,355	8.00	8.15	1,567,487	0.10	0.90	1.25	(23.88)	(23.55)
Goldman Sachs Government Income
2015	309,455	9.10	9.40	2,895,269	1.39	0.90	1.25	(4.11)	(3.69)
2014	271,979	9.49	9.76	2,644,010	1.38	0.90	1.25	(0.42)	(0.10)
2013	258,187	9.53	9.77	2,520,761	0.76	0.90	1.25	(6.66)	(6.42)
2012	705,113	10.21	10.44	7,349,594	0.57	0.90	1.25	(2.02)	(1.60)
2011	267,772	10.42	10.61	2,839,803	1.07	0.90	1.25	1.96	2.31
60

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim Alpha Opportunity(c)
2015	2,576	13.03	13.46	34,664	-	0.90	1.25	(8.63)	(8.25)
2014	2,225	14.26	14.67	32,645	0.02	0.90	1.25	5.16	5.46
2013	2,455	13.56	13.91	34,140	-	0.90	1.25	26.37	26.80
2012	4,861	10.73	10.97	53,132	-	0.90	1.25	9.16	9.70
2011	12,412	9.83	10.00	124,013	-	0.90	1.25	(0.41)	(0.10)
Guggenheim High Yield
2015	197,539	11.89	12.44	2,457,250	6.71	0.90	1.25	(6.45)	(6.11)
2014	233,498	12.71	13.25	3,092,670	6.90	0.90	1.25	(2.90)	(2.57)
2013	239,505	13.09	13.60	3,257,299	6.75	0.90	1.25	6.42	6.83
2012	218,445	12.30	12.73	2,780,882	7.91	0.90	1.25	12.02	12.36
2011	300,534	10.98	11.33	3,404,000	9.01	0.90	1.25	(7.50)	(7.13)
Guggenheim Large Cap Value
2015	304,549	10.67	14.75	3,282,070	0.94	0.90	1.25	(9.21)	(8.88)
2014	271,987	11.71	16.23	3,187,736	1.11	0.90	1.25	4.29	4.65
2013	101,654	11.19	15.54	1,142,191	0.80	0.90	1.25	25.50	26.01
2012	94,019	8.88	12.36	836,176	0.80	0.90	1.25	10.57	11.00
2011	125,477	8.00	11.16	1,007,205	0.51	0.90	1.25	(8.10)	(7.83)
Guggenheim Mid Cap Value
2015	624,804	13.95	25.07	12,572,287	-	0.90	1.40	(11.37)	(11.09)
2014	704,375	15.74	28.25	15,940,859	-	0.90	1.40	(3.67)	(3.30)
2013	795,104	16.34	29.27	18,627,377	-	0.90	1.40	27.36	27.78
2012	868,109	12.83	22.96	15,897,848	-	0.90	1.40	11.76	12.17
2011	1,008,435	11.48	20.51	16,453,391	-	0.90	1.40	(11.08)	(10.75)
Guggenheim StylePlus Large Core
2015	94,052	8.50	11.86	801,336	0.58	0.90	1.25	(3.21)	(2.86)
2014	80,994	8.75	12.24	711,002	0.97	0.90	1.25	10.11	10.48
2013	65,288	7.92	11.10	518,579	0.27	0.90	1.25	23.01	23.56
2012	40,206	6.41	9.00	260,422	0.37	0.90	1.25	7.77	8.09
2011	42,808	5.93	8.34	256,191	0.10	0.90	1.25	(8.35)	(8.06)

(c) Re-opened to new investments. See Note 1.
61

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Guggenheim StylePlus Mid Growth
2015	101,300	10.76	16.65	1,094,887	0.11	0.90	1.40	(4.94)	(4.61)
2014	106,198	11.28	17.49	1,204,482	-	0.90	1.40	7.61	8.05
2013	115,459	10.44	16.22	1,212,384	-	0.90	1.40	24.40	24.88
2012	122,143	8.36	13.02	1,035,412	-	0.90	1.40	10.18	10.44
2011	129,407	7.57	11.81	990,501	-	0.90	1.25	(8.82)	(8.35)
Guggenheim US Investment Grade Bond
2015	581,937	8.96	9.80	5,668,302	4.64	0.90	1.25	(3.24)	(2.87)
2014	498,856	9.26	10.09	5,012,329	3.89	0.90	1.25	3.23	3.49
2013	530,031	8.97	9.75	5,150,964	4.13	0.90	1.25	(1.10)	(0.71)
2012	596,833	9.07	9.82	5,841,500	2.75	0.90	1.25	1.91	2.29
2011	610,464	8.90	9.60	5,846,593	2.66	0.90	1.25	2.42	2.89
Guggenheim World Equity Income
2015	449,930	9.87	14.16	4,521,783	2.38	0.90	1.25	(5.10)	(4.72)
2014	432,536	10.38	14.90	4,535,593	2.79	0.90	1.25	0.29	0.58
2013	450,456	10.32	14.84	4,668,343	1.63	0.90	1.25	14.33	14.79
2012	468,987	8.99	12.96	4,235,810	2.67	0.90	1.25	11.02	11.40
2011	481,529	8.07	11.65	3,903,811	0.04	0.90	1.25	(19.51)	(19.22)
INTECH U.S. Core
2015	377,004	12.25	12.65	4,750,892	-	0.90	1.25	(3.09)	(2.77)
2014	424,949	12.64	13.01	5,508,226	2.28	0.90	1.25	8.50	8.96
2013	381,357	11.65	11.94	4,540,207	1.12	0.90	1.25	29.01	29.36
2012	1,780	9.03	9.23	16,378	1.08	0.90	1.25	9.59	10.01
2011	2,075	8.24	8.39	17,322	0.26	0.90	1.25	0.24	0.60
Invesco American Franchise
2015	76,725	9.05	14.03	696,093	-	0.90	1.25	0.56	0.89
2014	81,718	8.97	13.93	734,328	-	0.90	1.25	3.85	4.18
2013	90,376	8.61	13.39	780,183	0.10	0.90	1.25	33.78	34.53
2012	142,187	6.40	9.99	911,728	0.08	0.90	1.25	8.50	8.84
2011	95,266	5.88	9.19	562,281	-	0.90	1.25	(10.50)	(10.73)
62

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Invesco Comstock
2015	833,221	11.85	16.72	10,103,138	1.31	0.90	1.40	(9.83)	(9.54)
2014	984,668	13.10	18.52	13,206,402	1.57	0.90	1.40	4.50	4.97
2013	1,138,427	12.48	17.68	14,515,338	1.36	0.90	1.40	29.71	30.00
2012	1,466,776	9.60	13.62	14,491,572	1.41	0.90	1.40	13.89	14.42
2011	757,274	8.39	11.94	6,398,019	1.54	0.90	1.40	(6.03)	(5.73)
Invesco Equity and Income
2015	428,462	12.42	15.49	5,861,320	2.13	0.90	1.40	(6.48)	(6.10)
2014	482,019	13.28	16.53	7,020,594	2.54	0.90	1.40	4.57	4.87
2013	651,697	12.70	15.79	9,055,436	1.89	0.90	1.40	19.70	20.17
2012	445,997	10.61	13.17	5,143,753	2.21	0.90	1.40	8.15	8.63
2011	496,598	9.81	12.15	5,270,875	1.91	0.90	1.40	(5.31)	(5.05)
Invesco Mid Cap Core Equity
2015	70,595	11.99	15.58	932,409	0.02	0.90	1.40	(8.33)	(8.01)
2014	175,919	13.08	16.97	2,559,023	0.01	0.90	1.40	0.15	0.56
2013	70,620	13.06	16.92	1,011,391	-	0.90	1.40	23.79	24.21
2012	81,661	10.55	13.64	941,635	0.50	0.90	1.40	5.71	6.15
2011	92,303	9.98	12.88	1,000,768	-	0.90	1.40	(10.09)	(9.82)
Invesco Mid Cap Growth
2015	79,883	10.41	19.25	890,366	-	0.90	1.25	(3.01)	(2.62)
2014	36,935	10.69	19.82	401,188	-	0.90	1.25	3.46	3.79
2013	38,153	10.30	19.13	398,470	0.07	0.90	1.25	31.31	31.88
2012	31,117	7.81	14.55	246,831	-	0.90	1.25	7.09	7.43
2011	95,441	7.27	13.56	699,362	-	0.90	1.25	(12.87)	(12.62)
Invesco Small Cap Growth(b)
2015	146,249	14.18	20.89	2,084,771	-	0.90	1.25	(5.93)	(5.59)
2014	158,395	15.02	22.18	2,393,424	-	0.90	1.25	3.18	3.59
2013	177,438	14.50	21.46	2,587,275	0.05	0.90	1.25	34.08	34.51
2012	204,192	10.78	15.98	2,212,511	-	0.90	1.25	13.40	13.83
2011	221,935	9.47	14.07	2,116,689	-	0.90	1.25	(5.35)	(5.02)

(b) Closed to new investments. See Note 1.
63

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Invesco Technology
2015	83,576	6.32	15.94	532,847	-	0.90	1.25	2.21	2.60
2014	83,176	6.16	15.58	512,542	-	0.90	1.25	6.06	6.39
2013	44,619	5.79	14.66	258,376	-	0.90	1.25	19.50	19.88
2012	49,579	4.83	12.25	239,376	0.73	0.90	1.25	6.04	6.39
2011	59,076	4.54	11.54	268,220	-	0.90	1.25	(7.31)	(6.97)
Invesco Value Opportunities
2015	235,852	8.31	11.56	1,960,772	0.88	0.90	1.25	(14.17)	(13.80)
2014	255,435	9.64	13.45	2,467,421	1.68	0.90	1.25	2.21	2.55
2013	266,687	9.40	13.14	2,511,244	1.10	0.90	1.25	26.95	27.37
2012	277,146	7.38	10.33	2,047,350	0.98	0.90	1.25	12.82	13.19
2011	294,853	6.52	9.15	1,930,233	0.56	0.90	1.25	(7.47)	(7.12)
Janus Overseas
2015	360,628	6.01	6.20	2,232,515	3.33	0.90	1.25	(12.52)	(12.31)
2014	432,771	6.87	7.07	3,056,471	0.49	0.90	1.25	(17.53)	(17.21)
2013	418,056	8.33	8.54	3,570,166	3.68	0.90	1.25	7.21	7.56
2012	371,426	7.77	7.94	2,950,516	3.27	0.90	1.25	7.32	7.73
2011	530,947	7.24	7.37	3,907,920	-	0.90	1.25	(35.70)	(35.46)
Neuberger Berman Core Bond
2015	935,151	9.76	10.59	9,809,414	2.42	0.90	1.25	(4.31)	(3.99)
2014	1,157,171	10.20	11.03	12,652,944	2.49	0.90	1.25	0.89	1.29
2013	1,280,247	10.11	10.89	13,810,360	1.77	0.90	1.25	(6.91)	(6.60)
2012	440,894	10.86	11.66	5,123,160	2.68	0.90	1.25	1.50	1.83
2011	461,702	10.70	11.45	5,244,879	3.14	0.90	1.25	1.90	2.23
Neuberger Berman Large Cap Value
2015	19,371	8.35	8.63	167,534	1.99	0.90	1.25	(16.25)	(15.89)
2014	16,555	9.97	10.26	170,332	1.27	0.90	1.25	5.95	6.32
2013	15,827	9.41	9.65	153,087	1.74	0.90	1.25	25.47	25.98
2012	13,648	7.50	7.66	104,856	1.64	0.90	1.25	11.77	12.15
2011	17,381	6.71	6.83	119,003	0.20	0.90	1.25	(15.28)	(14.94)
64

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Neuberger Berman Socially Responsive
2015	62,723	12.16	12.59	788,787	1.27	0.90	1.25	(4.70)	(4.33)
2014	36,070	12.76	13.16	473,845	0.61	0.90	1.25	5.63	6.04
2013	81,641	12.08	12.41	1,010,261	1.55	0.90	1.25	32.31	32.73
2012	28,999	9.13	9.35	270,971	0.78	0.90	1.25	6.16	6.49
2011	31,568	8.60	8.78	276,898	0.60	0.90	1.25	(7.13)	(6.70)
PIMCO Foreign Bond (U.S. Dollar-Hedged)
2015	169,351	11.18	11.55	1,951,099	5.60	0.90	1.25	(4.44)	(4.07)
2014	207,925	11.70	12.04	2,499,781	8.47	0.90	1.25	5.88	6.17
2013	128,705	11.05	11.34	1,457,577	1.47	0.90	1.25	(4.00)	(3.57)
2012	183,492	11.51	11.76	2,154,609	4.65	0.90	1.25	5.89	6.23
2011	181,864	10.87	11.07	2,009,045	3.62	0.90	1.25	1.59	2.03
PIMCO High Yield
2015	254,395	11.49	14.95	3,599,085	5.63	0.90	1.25	(6.28)	(5.93)
2014	183,847	12.26	15.93	2,767,124	6.19	0.90	1.25	(1.29)	(0.99)
2013	199,687	12.42	16.12	3,034,380	5.52	0.90	1.25	0.98	1.34
2012	301,268	12.30	15.94	4,494,204	7.19	0.90	1.25	9.43	9.77
2011	255,026	11.24	14.55	3,490,521	7.80	0.90	1.25	(0.71)	(0.29)
Pru Small-Cap Value
2015	179,540	9.56	9.88	1,764,503	2.61	0.90	1.25	(12.21)	(11.86)
2014	192,076	10.89	11.21	2,145,740	0.83	0.90	1.25	4.21	4.67
2013	256,181	10.45	10.71	2,736,253	2.61	0.90	1.25	29.17	29.50
2012	59,089	8.09	8.27	487,484	1.39	0.90	1.25	7.72	8.10
2011	6,254	7.51	7.65	47,826	0.67	0.90	1.25	(2.59)	(2.17)
Prudential Jennison 20/20 Focus
2015	127,461	11.88	12.27	1,563,446	-	0.90	1.25	0.08	0.49
2014	147,421	11.87	12.21	1,799,309	-	0.90	1.25	1.89	2.26
2013	192,205	11.65	11.94	2,294,766	-	0.90	1.25	23.41	23.86
2012	223,787	9.44	9.64	2,156,875	-	0.90	1.25	8.26	8.68
2011	270,785	8.72	8.87	2,402,545	-	0.90	1.25	(7.82)	(7.60)
65

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Prudential Jennison Small Company
2015	54,818	12.14	12.54	686,871	0.16	0.90	1.25	(7.82)	(7.45)
2014	39,603	13.17	13.55	536,388	0.18	0.90	1.25	3.38	3.67
2013	55,531	12.74	13.07	725,316	0.43	0.90	1.25	28.56	29.15
2012	27,307	9.91	10.12	276,195	0.47	0.90	1.25	8.54	8.82
2011	27,779	9.13	9.30	258,085	-	0.90	1.25	(6.07)	(5.68)
Royce Opportunity
2015	94,308	10.18	10.52	992,246	-	0.90	1.25	(17.57)	(17.23)
2014	74,785	12.35	12.71	951,127	-	0.90	1.25	(4.85)	(4.51)
2013	46,560	12.98	13.31	620,571	-	0.90	1.25	37.06	37.64
2012	70,783	9.47	9.67	684,128	-	0.90	1.25	17.06	17.35
2011	30,405	8.09	8.24	250,709	-	0.90	1.25	(16.77)	(16.43)
Royce Small-Cap Value(a)
2015	100,365	9.55	9.87	989,369	0.46	0.90	1.25	(15.26)	(14.84)
2014	111,943	11.27	11.59	1,296,818	-	0.90	1.25	(4.17)	(3.90)
2013	131,258	11.76	12.06	1,581,482	-	0.90	1.25	22.50	22.94
2012	163,382	9.60	9.81	1,601,407	0.76	0.90	1.25	4.92	5.37
2011	234,551	9.15	9.31	2,180,627	0.20	0.90	1.25	(11.25)	(10.99)
RS Technology
2015	7,708	15.08	15.57	120,055	-	0.90	1.25	1.48	1.83
2014	7,285	14.86	15.29	111,432	-	0.90	1.25	0.88	1.26
2013	15,185	14.73	15.10	229,394	0.22	0.90	1.25	39.49	39.94
2012	6,046	10.56	10.79	65,302	-	0.90	1.25	3.83	4.15
2011	17,433	10.17	10.36	180,594	-	0.90	1.25	(15.60)	(15.22)
RS Value
2015	230,511	10.54	10.89	2,501,701	-	0.90	1.25	(10.14)	(9.78)
2014	53,027	11.73	12.07	640,864	0.94	0.90	1.25	7.03	7.38
2013	54,062	10.96	11.24	608,683	0.18	0.90	1.25	31.89	32.39
2012	55,416	8.31	8.49	471,139	0.68	0.90	1.25	9.06	9.41
2011	143,556	7.62	7.76	1,113,737	-	0.90	1.25	(14.77)	(14.44)

(a) Name change. See Note 1.
66

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
T. Rowe Price Capital Appreciation
2015	413,664	13.27	13.71	5,654,381	1.22	0.90	1.25	0.68	1.11
2014	358,209	13.18	13.56	4,845,818	1.22	0.90	1.25	7.24	7.62
2013	277,228	12.29	12.60	3,489,268	1.08	0.90	1.25	17.05	17.43
2012	182,296	10.50	10.73	1,955,508	1.74	0.90	1.25	9.49	9.94
2011	141,665	9.59	9.76	1,382,121	1.26	0.90	1.25	(1.34)	(1.01)
T. Rowe Price Growth Stock
2015	247,140	13.93	14.38	3,556,324	-	0.90	1.25	5.69	6.05
2014	240,685	13.18	13.56	3,265,005	-	0.90	1.25	3.78	4.15
2013	235,188	12.70	13.02	3,063,548	-	0.90	1.25	32.71	33.27
2012	356,076	9.57	9.77	3,480,564	-	0.90	1.25	13.39	13.74
2011	638,309	8.44	8.59	5,479,489	-	0.90	1.25	(5.49)	(5.19)
Wells Fargo Growth(a)(b)
2015	41,671	13.17	23.32	549,726	-	0.90	1.40	(1.74)	(1.42)
2014	52,782	13.36	23.70	708,132	-	0.90	1.25	(0.69)	(0.30)
2013	55,090	13.40	23.82	741,121	-	0.90	1.25	27.59	27.98
2012	71,587	10.47	18.64	756,124	-	0.90	1.25	11.73	12.22
2011	190,522	9.33	16.66	1,802,385	-	0.90	1.25	3.49	3.78
Wells Fargo Large Cap Core(a)
2015	75,194	10.22	14.57	800,141	0.25	0.90	1.25	(3.99)	(3.68)
2014	103,276	10.61	15.15	1,148,580	0.30	0.90	1.25	9.58	10.06
2013	120,487	9.64	13.80	1,222,908	1.13	0.90	1.25	33.11	33.52
2012	21,552	7.22	10.36	158,136	0.72	0.90	1.25	11.89	12.29
2011	29,316	6.43	9.25	188,778	0.72	0.90	1.25	(4.31)	(3.89)

(a) Name change. See Note 1.
(b) Closed to new investments. See Note 1.
67

Variable Annuity Account XIV - Valuebuilder Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($)(4)	Unit Values Highest ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios Lowest (%)(2)	Expense Ratios Highest (%)(2)	Total Returns Lowest (%)(3)(4)	Total Returns Highest (%)(3)(4)
Wells Fargo Opportunity(a)
2015	22,669	12.17	18.16	276,916	0.96	0.90	1.25	(7.38)	(6.96)
2014	42,540	13.08	19.57	577,016	-	0.90	1.25	5.50	5.83
2013	28,112	12.36	18.53	348,812	-	0.90	1.25	24.52	24.97
2012	188,893	9.89	14.85	1,979,726	-	0.90	1.25	9.47	9.89
2011	28,720	9.00	13.55	258,616	-	0.90	1.25	(10.69)	(10.45)
Wells Fargo Small Cap Value(a)
2015	294,498	11.48	18.87	4,890,679	-	0.90	1.40	(14.46)	(14.15)
2014	341,576	13.42	22.02	6,604,831	0.42	0.90	1.40	(0.81)	(0.46)
2013	397,509	13.53	22.17	7,721,114	0.30	0.90	1.40	10.18	10.55
2012	512,347	12.28	20.09	9,022,055	0.84	0.90	1.40	8.38	8.81
2011	516,383	11.33	18.50	8,347,140	0.36	0.90	1.40	(11.42)	(11.09)

(a) Name change. See Note 1.
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.
(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.
5. Subsequent Events
The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

68

Financial Statements

Variable Annuity Account XIV -
Security Benefit Advisor Variable Annuity
Year Ended December 31, 2015
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -
Security Benefit Advisor Variable Annuity

Financial Statements

Year Ended December 31, 2015

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	3
Statements of Operations	25
Statements of Changes in Net Assets	47
Notes to Financial Statements	82
1. Organization and Significant Accounting Policies	82
2. Variable Annuity Contract Charges	93
3. Summary of Unit Transactions	93
4. Financial Highlights	97
5. Subsequent Events	113

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
Security Benefit Life Insurance Company
We have audited the accompanying statements of net assets of Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity (the Account), comprised of the subaccounts as listed in Note 1, as of December 31, 2015, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended.  These financial statements are the responsibility of the Account's management.  Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the fund companies or their transfer agents or by other appropriate auditing procedures where replies from the fund companies or their transfer agents were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity at December 31, 2015, the results of their operations for the year or period then ended and the changes in their net assets for each of the two years or periods then ended, in conformity with U.S. generally accepted accounting principles.
/s/ ERNST & YOUNG
April 29, 2016

1

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets

December 31, 2015

	American Century Diversified Bond	American Century Equity Income	American Century Heritage	American Century International Bond	American Century International Growth
Assets:
Mutual funds, at market value	$511,234	$2,035,528	$803,840	$6,621	$1,205,634
Net assets	$511,234	$2,035,528	$803,840	$6,621	$1,205,634

Units outstanding:
Total units	55,755	133,209	49,465	885	130,161
Unit value	$9.17	$15.28	$16.26	$7.49	$9.26

Mutual funds, at cost	$520,114	$2,030,984	$859,713	$7,173	$1,273,443
Mutual fund shares	48,048	255,720	40,212	557	105,020

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	American Century Select	American Century Strategic Allocation: Aggressive	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate	American Century Ultra
Assets:
Mutual funds, at market value	$461,002	$608,858	$389,919	$4,152,188	$375,802
Net assets	$461,002	$608,858	$389,919	$4,152,188	$375,802

Units outstanding:
Total units	45,743	55,551	38,129	388,592	24,878
Unit value	$10.07	$10.96	$10.22	$10.69	$15.11

Mutual funds, at cost	$348,358	$615,643	$397,562	$4,237,395	$332,973
Mutual fund shares	8,262	81,836	72,074	653,888	11,138

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Aston/ Fairpointe Mid Cap	Baron Asset	BlackRock Equity Dividend	BlackRock Global Allocation	BlackRock International Opportunities
Assets:
Mutual funds, at market value	$654,569	$497,030	$866,441	$207,070	$347,946
Net assets	$654,569	$497,030	$866,441	$207,070	$347,946

Units outstanding:
Total units	44,668	39,708	72,138	20,142	34,746
Unit value	$14.66	$12.52	$12.01	$10.28	$10.01

Mutual funds, at cost	$728,071	$472,542	$915,285	$231,116	$384,636
Mutual fund shares	19,067	8,698	41,358	11,607	11,434

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	BlackRock Small Cap Growth Equity	Calamos Growth and Income	Calamos High Income	ClearBridge Small Cap Growth	Dreyfus Appreciation
Assets:
Mutual funds, at market value	$26,001	$494,122	$213,939	$27,751	$751,626
Net assets	$26,001	$494,122	$213,939	$27,751	$751,626

Units outstanding:
Total units	2,098	44,081	20,930	2,220	73,537
Unit value	$12.39	$11.21	$10.22	$12.44	$10.21

Mutual funds, at cost	$36,073	$514,357	$248,719	$25,128	$819,175
Mutual fund shares	1,940	16,648	26,186	1,048	18,809

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Dreyfus General Money Market	Dreyfus Opportunistic Midcap Value	Dreyfus Strategic Value	Federated Bond	Fidelity Advisor Dividend Growth
Assets:
Mutual funds, at market value	$1,696,688	$867,332	$1,046,539	$2,542,923	$613,894
Net assets	$1,696,688	$867,332	$1,046,539	$2,542,923	$613,894

Units outstanding:
Total units	253,973	54,582	71,945	225,651	58,811
Unit value	$6.67	$15.88	$14.54	$11.27	$10.44

Mutual funds, at cost	$1,696,688	$1,014,491	$1,032,540	$2,706,887	$560,218
Mutual fund shares	1,696,688	29,754	31,091	291,286	38,513

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Fidelity Advisor International Capital Appreciation_(c)	Fidelity Advisor Leveraged Company Stock	Fidelity Advisor New Insights	Fidelity Advisor Real Estate	Fidelity Advisor Stock Selector Mid Cap
Assets:
Mutual funds, at market value	$96,853	$117,940	$1,606,301	$1,121,964	$162,312
Net assets	$96,853	$117,940	$1,606,301	$1,121,964	$162,312

Units outstanding:
Total units	8,237	9,156	125,319	49,691	12,611
Unit value	$11.75	$12.87	$12.82	$22.58	$12.87

Mutual funds, at cost	$85,664	$123,483	$1,632,424	$912,366	$118,409
Mutual fund shares	6,535	2,291	62,968	49,295	5,285

(c) Closed to new investments. See Note 1. The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Fidelity Advisor Value Strategies	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income	Guggenheim Alpha Opportunity_(d)	Guggenheim Floating Rate Strategies
Assets:
Mutual funds, at market value	$783,269	$537,635	$2,037,331	$129,197	$1,524,954
Net assets	$783,269	$537,635	$2,037,331	$129,197	$1,524,954

Units outstanding:
Total units	55,892	72,193	216,714	6,850	150,462
Unit value	$14.01	$7.45	$9.40	$18.89	$10.14

Mutual funds, at cost	$573,865	$568,942	$2,091,393	$81,148	$1,607,323
Mutual fund shares	20,329	38,513	138,783	7,103	60,442

(d) Re-opened to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Guggenheim High Yield	Guggenheim Large Cap Value	Guggenheim Long Short Equity	Guggenheim Macro Opportunities	Guggenheim Managed Futures Strategy
Assets:
Mutual funds, at market value	$1,413,706	$451,784	$477,490	$7,005	$651
Net assets	$1,413,706	$451,784	$477,490	$7,005	$651

Units outstanding:
Total units	100,261	42,355	38,843	695	70
Unit value	$14.11	$10.67	$12.29	$10.08	$9.27

Mutual funds, at cost	$1,640,160	$508,456	$385,981	$7,384	$612
Mutual fund shares	136,590	12,019	30,107	278	28

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Guggenheim Mid Cap Value	Guggenheim Multi-Hedge Strategies	Guggenheim Small Cap Value	Guggenheim StylePlus Large Core	Guggenheim StylePlus Mid Growth
Assets:
Mutual funds, at market value	$1,959,207	$3,761	$172,398	$163,975	$550,971
Net assets	$1,959,207	$3,761	$172,398	$163,975	$550,971

Units outstanding:
Total units	97,684	397	15,225	19,290	51,189
Unit value	$20.05	$9.47	$11.32	$8.50	$10.76

Mutual funds, at cost	$2,721,675	$3,617	$242,602	$183,981	$644,421
Mutual fund shares	73,793	155	14,085	8,158	14,595

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Guggenheim Total Return Bond	Guggenheim US Investment Grade Bond	Guggenheim World Equity Income	INTECH U.S. Core	Invesco American Franchise
Assets:
Mutual funds, at market value	$238,623	$1,108,317	$1,805,218	$443,414	$537,260
Net assets	$238,623	$1,108,317	$1,805,218	$443,414	$537,260

Units outstanding:
Total units	22,985	113,086	182,621	35,022	59,413
Unit value	$10.38	$9.80	$9.89	$12.65	$9.05

Mutual funds, at cost	$244,584	$1,135,118	$1,889,455	$484,547	$439,396
Mutual fund shares	9,157	62,021	140,813	25,528	32,249

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Invesco Comstock	Invesco Energy	Invesco Equity and Income	Invesco Gold & Precious Metals	Invesco Mid Cap Core Equity
Assets:
Mutual funds, at market value	$3,421,540	$53,686	$3,816,682	$40,046	$587,143
Net assets	$3,421,540	$53,686	$3,816,682	$40,046	$587,143

Units outstanding:
Total units	288,883	9,157	281,675	12,415	44,817
Unit value	$11.85	$5.87	$13.55	$3.23	$13.10

Mutual funds, at cost	$3,091,871	$99,106	$3,542,246	$98,199	$642,408
Mutual fund shares	157,820	2,357	396,744	14,051	27,774

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Invesco Mid Cap Growth	Invesco Small Cap Growth_(c)	Invesco Technology	Invesco Value Opportunities	Ivy Asset Strategy
Assets:
Mutual funds, at market value	$224,590	$494,846	$308,034	$214,102	$293,612
Net assets	$224,590	$494,846	$308,034	$214,102	$293,612

Units outstanding:
Total units	21,562	34,904	48,781	25,810	30,321
Unit value	$10.41	$14.18	$6.32	$8.31	$9.68

Mutual funds, at cost	$218,172	$433,740	$261,590	$208,815	$374,148
Mutual fund shares	6,538	15,449	8,339	18,981	13,382

(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Janus Overseas	Neuberger Berman Large Cap Value	Neuberger Berman Socially Responsive	Northern Global Tactical Asset Allocation	Northern Large Cap Core
Assets:
Mutual funds, at market value	$965,421	$559,070	$265,779	$198,406	$112,046
Net assets	$965,421	$559,070	$265,779	$198,406	$112,046

Units outstanding:
Total units	155,466	64,814	21,122	17,902	8,278
Unit value	$6.20	$8.63	$12.59	$11.08	$13.53

Mutual funds, at cost	$1,303,873	$769,305	$276,175	$184,709	$116,944
Mutual fund shares	35,068	47,540	13,893	17,589	7,515

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Northern Large Cap Value	Oak Ridge Small Cap Growth	Oppenheimer Developing Markets	Oppenheimer Discovery	Oppenheimer Global
Assets:
Mutual funds, at market value	$171,696	$76,471	$186,353	$39,919	$372,124
Net assets	$171,696	$76,471	$186,353	$39,919	$372,124

Units outstanding:
Total units	13,030	6,196	22,930	3,171	29,265
Unit value	$13.19	$12.34	$8.13	$12.59	$12.71

Mutual funds, at cost	$155,491	$88,081	$218,155	$43,293	$385,464
Mutual fund shares	13,341	2,237	6,130	589	4,954

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Perkins Mid Cap Value	PIMCO All Asset	PIMCO Commodity- RealReturn Strategy	PIMCO Emerging Markets Bond	PIMCO Foreign Bond (U.S. Dollar-Hedged)
Assets:
Mutual funds, at market value	$157,789	$573,167	$129,717	$7,651	$1,389,561
Net assets	$157,789	$573,167	$129,717	$7,651	$1,389,561

Units outstanding:
Total units	13,753	63,447	29,041	890	120,321
Unit value	$11.48	$9.04	$4.47	$8.62	$11.55

Mutual funds, at cost	$199,848	$673,405	$179,743	$9,395	$1,491,574
Mutual fund shares	10,187	56,414	20,990	822	140,218

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	PIMCO Low Duration	PIMCO Real Return	PIMCO StocksPLUS Small Fund_(b)	PIMCO Total Return	Pioneer Strategic Income
Assets:
Mutual funds, at market value	$74,707	$1,381,365	$478,904	$2,316,155	$86,423
Net assets	$74,707	$1,381,365	$478,904	$2,316,155	$86,423

Units outstanding:
Total units	8,392	144,662	36,887	217,244	8,975
Unit value	$8.90	$9.55	$12.98	$10.66	$9.64

Mutual funds, at cost	$76,752	$1,498,134	$565,918	$2,499,497	$90,357
Mutual fund shares	7,577	131,433	62,034	230,005	8,465

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	Prudential Jennison 20/20 Focus	Prudential Jennison Mid Cap Growth	Prudential Jennison Natural Resources	Prudential Jennison Small Company	Prudential Small-Cap Value
Assets:
Mutual funds, at market value	$1,688,852	$131,190	$4,019	$161,142	$947,731
Net assets	$1,688,852	$131,190	$4,019	$161,142	$947,731

Units outstanding:
Total units	137,662	11,101	803	12,859	95,996
Unit value	$12.27	$11.82	$5.00	$12.54	$9.88

Mutual funds, at cost	$1,805,357	$143,333	$7,054	$186,957	$1,305,018
Mutual fund shares	114,189	3,866	144	7,644	57,578

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	RidgeWorth Mid Cap Value Equity	Royce Opportunity	Royce Small-Cap Value_(b)	RS Partners_(c)	RS Technology
Assets:
Mutual funds, at market value	$110,852	$406,743	$466,886	$759,817	$143,267
Net assets	$110,852	$406,743	$466,886	$759,817	$143,267

Units outstanding:
Total units	8,758	38,678	47,321	39,711	9,189
Unit value	$12.66	$10.52	$9.87	$19.13	$15.57

Mutual funds, at cost	$123,860	$492,162	$591,090	$875,815	$153,124
Mutual fund shares	9,308	40,879	53,665	28,256	8,257

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	RS Value	T. Rowe Price Capital Appreciation	T. Rowe Price Growth Stock	T. Rowe Price Retirement 2010	T. Rowe Price Retirement 2015
Assets:
Mutual funds, at market value	$1,233,058	$2,020,747	$1,609,135	$9,539	$42,496
Net assets	$1,233,058	$2,020,747	$1,609,135	$9,539	$42,496

Units outstanding:
Total units	113,258	147,401	111,963	925	3,980
Unit value	$10.89	$13.71	$14.38	$10.32	$10.68

Mutual funds, at cost	$1,158,579	$1,882,687	$1,317,385	$9,444	$42,205
Mutual fund shares	43,525	81,449	31,306	571	3,141

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	T. Rowe Price Retirement 2020	T. Rowe Price Retirement 2025	T. Rowe Price Retirement 2030	T. Rowe Price Retirement 2035	T. Rowe Price Retirement 2040
Assets:
Mutual funds, at market value	$46,712	$79,620	$21,151	$19,130	$12,178
Net assets	$46,712	$79,620	$21,151	$19,130	$12,178

Units outstanding:
Total units	4,243	7,034	1,827	1,626	1,026
Unit value	$11.01	$11.32	$11.57	$11.76	$11.87

Mutual funds, at cost	$49,045	$80,779	$22,104	$19,484	$13,002
Mutual fund shares	2,409	5,394	984	1,228	547

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

	T. Rowe Price Retirement 2055	T. Rowe Price Retirement Balanced	Wells Fargo Growth_(b)(c)	Wells Fargo Large Cap Core_(b)	Wells Fargo Opportunity_(b)
Assets:
Mutual funds, at market value	$26,799	$65,071	$364,777	$310,335	$317,743
Net assets	$26,799	$65,071	$364,777	$310,335	$317,743

Units outstanding:
Total units	2,257	6,570	27,693	30,380	26,082
Unit value	$11.87	$9.90	$13.17	$10.22	$12.17

Mutual funds, at cost	$29,246	$68,047	$314,318	$266,327	$321,122
Mutual fund shares	2,129	4,570	8,960	20,498	8,206

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Net Assets (continued)

December 31, 2015

Wells Fargo Small Cap Value_(b)
Assets:
Mutual funds, at market value	$597,341
Net assets	$597,341

Units outstanding:
Total units	36,069
Unit value	$16.57

Mutual funds, at cost	$848,033
Mutual fund shares	33,502

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations

Year Ended December 31, 2015

	American Century Diversified Bond	American Century Equity Income	American Century Heritage	American Century International Bond	American Century International Growth
Investment income (loss):
Dividend distributions	$11,737	$44,123	$-	$-	$3,814
Expenses:
Mortality and expense risk charge	(3,683)	(15,261)	(6,352)	(32)	(9,673)
Other expense charge	(737)	(3,052)	(1,271)	(7)	(1,935)
Net investment income (loss)	7,317	25,810	(7,623)	(39)	(7,794)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	148,481	96,364	135	64,477
Realized capital gain (loss) on sales of fund shares	1,964	23,926	5,527	(14)	14,413
Change in unrealized appreciation/depreciation on investments during the year	(15,266)	(210,527)	(86,359)	(329)	(76,459)
Net realized and unrealized capital gain (loss) on investments	(13,302)	(38,120)	15,532	(208)	2,431
Net increase (decrease) in net assets from operations	$(5,985)	$(12,310)	$7,909	$(247)	$(5,363)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	American Century Select	American Century Strategic Allocation: Aggressive	American Century Strategic Allocation: Conservative	American Century Strategic Allocation: Moderate	American Century Ultra
Investment income (loss):
Dividend distributions	$767	$4,932	$612	$26,611	$-
Expenses:
Mortality and expense risk charge	(3,401)	(4,812)	(3,892)	(32,866)	(3,431)
Other expense charge	(680)	(963)	(779)	(6,573)	(686)
Net investment income (loss)	(3,314)	(843)	(4,059)	(12,828)	(4,117)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	27,330	42,283	21,684	273,214	19,245
Realized capital gain (loss) on sales of fund shares	9,502	8,116	21,793	36,118	47,498
Change in unrealized appreciation/depreciation on investments during the year	(7,063)	(65,916)	(51,587)	(425,669)	(39,761)
Net realized and unrealized capital gain (loss) on investments	29,769	(15,517)	(8,110)	(116,337)	26,982
Net increase (decrease) in net assets from operations	$26,455	$(16,360)	$(12,169)	$(129,165)	$22,865

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Aston/ Fairpointe Mid Cap	Baron Asset	BlackRock Equity Dividend	BlackRock Global Allocation	BlackRock International Opportunities
Investment income (loss):
Dividend distributions	$2,062	$-	$14,929	$1,933	$-
Expenses:
Mortality and expense risk charge	(5,935)	(3,906)	(6,687)	(1,487)	(2,275)
Other expense charge	(1,187)	(782)	(1,338)	(298)	(455)
Net investment income (loss)	(5,060)	(4,688)	6,904	148	(2,730)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	36,754	51,193	120,914	16,179	-
Realized capital gain (loss) on sales of fund shares	3,892	6,255	16,471	(262)	(12,627)
Change in unrealized appreciation/depreciation on investments during the year	(125,401)	(57,420)	(153,733)	(18,914)	(538)
Net realized and unrealized capital gain (loss) on investments	(84,755)	28	(16,348)	(2,997)	(13,165)
Net increase (decrease) in net assets from operations	$(89,815)	$(4,660)	$(9,444)	$(2,849)	$(15,895)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	BlackRock Small Cap Growth Equity	Calamos Growth and Income	Calamos High Income	ClearBridge Small Cap Growth	Dreyfus Appreciation
Investment income (loss):
Dividend distributions	$-	$17,168	$12,970	$-	$13,581
Expenses:
Mortality and expense risk charge	(206)	(3,894)	(1,965)	(221)	(6,186)
Other expense charge	(42)	(779)	(393)	(44)	(1,237)
Net investment income (loss)	(248)	12,495	10,612	(265)	6,158

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,759	21,155	-	345	176,624
Realized capital gain (loss) on sales of fund shares	(502)	1,659	(10,010)	449	41,183
Change in unrealized appreciation/depreciation on investments during the year	(2,424)	(30,614)	(13,695)	(2,196)	(249,356)
Net realized and unrealized capital gain (loss) on investments	(1,167)	(7,800)	(23,705)	(1,402)	(31,549)
Net increase (decrease) in net assets from operations	$(1,415)	$4,695	$(13,093)	$(1,667)	$(25,391)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Dreyfus General Money Market	Dreyfus Opportunistic Midcap Value	Dreyfus Strategic Value	Federated Bond	Fidelity Advisor Dividend Growth
Investment income (loss):
Dividend distributions	$185	$-	$10,807	$105,394	$4,969
Expenses:
Mortality and expense risk charge	(13,892)	(7,437)	(8,513)	(18,085)	(4,295)
Other expense charge	(2,778)	(1,488)	(1,703)	(3,617)	(859)
Net investment income (loss)	(16,485)	(8,925)	591	83,692	(185)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	150,817	138,239	27,836	37,739
Realized capital gain (loss) on sales of fund shares	-	29,811	42,676	(1,169)	28,693
Change in unrealized appreciation/depreciation on investments during the year	-	(281,586)	(220,275)	(195,489)	(83,154)
Net realized and unrealized capital gain (loss) on investments	-	(100,958)	(39,360)	(168,822)	(16,722)
Net increase (decrease) in net assets from operations	$(16,485)	$(109,883)	$(38,769)	$(85,130)	$(16,907)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Fidelity Advisor International Capital Appreciation_(c)	Fidelity Advisor Leveraged Company Stock	Fidelity Advisor New Insights	Fidelity Advisor Real Estate	Fidelity Advisor Stock Selector Mid Cap
Investment income (loss):
Dividend distributions	$-	$292	$-	$11,892	$-
Expenses:
Mortality and expense risk charge	(790)	(945)	(12,101)	(8,567)	(1,417)
Other expense charge	(158)	(189)	(2,420)	(1,713)	(283)
Net investment income (loss)	(948)	(842)	(14,521)	1,612	(1,700)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	69,832	29,206	2,447
Realized capital gain (loss) on sales of fund shares	1,796	1,870	20,528	39,038	12,486
Change in unrealized appreciation/depreciation on investments during the year	1,185	(8,520)	(49,626)	(42,962)	(20,347)
Net realized and unrealized capital gain (loss) on investments	2,981	(6,650)	40,734	25,282	(5,414)
Net increase (decrease) in net assets from operations	$2,033	$(7,492)	$26,213	$26,894	$(7,114)

(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Fidelity Advisor Value Strategies	Goldman Sachs Emerging Markets Equity	Goldman Sachs Government Income	Guggenheim Alpha Opportunity_(d)	Guggenheim Floating Rate Strategies
Investment income (loss):
Dividend distributions	$6,046	$-	$27,425	$-	$65,082
Expenses:
Mortality and expense risk charge	(6,421)	(4,146)	(15,407)	(1,097)	(11,717)
Other expense charge	(1,284)	(829)	(3,082)	(219)	(2,344)
Net investment income (loss)	(1,659)	(4,975)	8,936	(1,316)	51,021

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	183	-	-	-	-
Realized capital gain (loss) on sales of fund shares	43,329	6,451	(4,661)	10,291	(10,871)
Change in unrealized appreciation/depreciation on investments during the year	(73,620)	(39,238)	(19,325)	(16,953)	(40,869)
Net realized and unrealized capital gain (loss) on investments	(30,108)	(32,787)	(23,986)	(6,662)	(51,740)
Net increase (decrease) in net assets from operations	$(31,767)	$(37,762)	$(15,050)	$(7,978)	$(719)

(d) Re-opened to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Guggenheim High Yield	Guggenheim Large Cap Value	Guggenheim Long Short Equity	Guggenheim Macro Opportunities	Guggenheim Managed Futures Strategy
Investment income (loss):
Dividend distributions	$97,845	$4,241	$-	$157	$17
Expenses:
Mortality and expense risk charge	(11,232)	(4,186)	(3,712)	(23)	(6)
Other expense charge	(2,246)	(837)	(743)	(4)	(1)
Net investment income (loss)	84,367	(782)	(4,455)	130	10

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	31,191	-	-	-
Realized capital gain (loss) on sales of fund shares	(20,394)	(4,409)	6,618	(1)	24
Change in unrealized appreciation/depreciation on investments during the year	(108,405)	(62,224)	(899)	(379)	(46)
Net realized and unrealized capital gain (loss) on investments	(128,799)	(35,442)	5,719	(380)	(22)
Net increase (decrease) in net assets from operations	$(44,432)	$(36,224)	$1,264	$(250)	$(12)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Guggenheim Mid Cap Value	Guggenheim Multi-Hedge Strategies	Guggenheim Small Cap Value	Guggenheim StylePlus Large Core	Guggenheim StylePlus Mid Growth
Investment income (loss):
Dividend distributions	$-	$-	$-	$890	$641
Expenses:
Mortality and expense risk charge	(16,732)	(29)	(1,482)	(1,306)	(4,840)
Other expense charge	(3,347)	(7)	(297)	(262)	(968)
Net investment income (loss)	(20,079)	(36)	(1,779)	(678)	(5,167)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	305,162	-	12,799	17,078	69,012
Realized capital gain (loss) on sales of fund shares	(75,820)	39	(11,559)	(117)	(3,159)
Change in unrealized appreciation/depreciation on investments during the year	(396,256)	4	(14,565)	(15,783)	(67,773)
Net realized and unrealized capital gain (loss) on investments	(166,914)	43	(13,325)	1,178	(1,920)
Net increase (decrease) in net assets from operations	$(186,993)	$7	$(15,104)	$500	$(7,087)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Guggenheim Total Return Bond	Guggenheim US Investment Grade Bond	Guggenheim World Equity Income	INTECH U.S. Core	Invesco American Franchise
Investment income (loss):
Dividend distributions	$5,240	$52,112	$44,642	$-	$-
Expenses:
Mortality and expense risk charge	(901)	(8,590)	(15,026)	(4,311)	(4,164)
Other expense charge	(180)	(1,718)	(3,005)	(862)	(833)
Net investment income (loss)	4,159	41,804	26,611	(5,173)	(4,997)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	67,407	25,554
Realized capital gain (loss) on sales of fund shares	215	(603)	(3,890)	31,378	10,031
Change in unrealized appreciation/depreciation on investments during the year	(6,121)	(40,288)	(56,644)	(86,260)	(9,409)
Net realized and unrealized capital gain (loss) on investments	(5,906)	(40,891)	(60,534)	12,525	26,176
Net increase (decrease) in net assets from operations	$(1,747)	$913	$(33,923)	$7,352	$21,179

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Invesco Comstock	Invesco Energy	Invesco Equity and Income	Invesco Gold & Precious Metals	Invesco Mid Cap Core Equity
Investment income (loss):
Dividend distributions	$50,364	$337	$86,415	$-	$215
Expenses:
Mortality and expense risk charge	(28,389)	(545)	(29,767)	(355)	(5,142)
Other expense charge	(5,678)	(109)	(5,954)	(71)	(1,029)
Net investment income (loss)	16,297	(317)	50,694	(426)	(5,956)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	283,893	497	103,497	-	35,402
Realized capital gain (loss) on sales of fund shares	143,751	(5,487)	61,822	(1,150)	1,580
Change in unrealized appreciation/depreciation on investments during the year	(703,494)	(17,335)	(343,292)	(11,428)	(65,794)
Net realized and unrealized capital gain (loss) on investments	(275,850)	(22,325)	(177,973)	(12,578)	(28,812)
Net increase (decrease) in net assets from operations	$(259,553)	$(22,642)	$(127,279)	$(13,004)	$(34,768)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Invesco Mid Cap Growth	Invesco Small Cap Growth_(c)	Invesco Technology	Invesco Value Opportunities	Ivy Asset Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$2,121	$744
Expenses:
Mortality and expense risk charge	(2,116)	(4,395)	(2,415)	(1,805)	(2,370)
Other expense charge	(424)	(879)	(483)	(361)	(474)
Net investment income (loss)	(2,540)	(5,274)	(2,898)	(45)	(2,100)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	16,550	47,754	20,084	27,140	17,374
Realized capital gain (loss) on sales of fund shares	24,544	25,656	7,504	6,984	(5,450)
Change in unrealized appreciation/depreciation on investments during the year	(37,088)	(79,329)	(7,460)	(61,369)	(39,215)
Net realized and unrealized capital gain (loss) on investments	4,006	(5,919)	20,128	(27,245)	(27,291)
Net increase (decrease) in net assets from operations	$1,466	$(11,193)	$17,230	$(27,290)	$(29,391)

(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Janus Overseas	Neuberger Berman Large Cap Value	Neuberger Berman Socially Responsive	Northern Global Tactical Asset Allocation	Northern Large Cap Core
Investment income (loss):
Dividend distributions	$38,581	$11,186	$2,662	$5,795	$2,181
Expenses:
Mortality and expense risk charge	(8,573)	(4,871)	(1,654)	(1,687)	(970)
Other expense charge	(1,715)	(975)	(331)	(338)	(194)
Net investment income (loss)	28,293	5,340	677	3,770	1,017

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	81,102	23,087	2,509	-
Realized capital gain (loss) on sales of fund shares	(80,645)	(8,945)	2,715	6,480	(266)
Change in unrealized appreciation/depreciation on investments during the year	(45,599)	(165,271)	(29,000)	(19,355)	(3,228)
Net realized and unrealized capital gain (loss) on investments	(126,244)	(93,114)	(3,198)	(10,366)	(3,494)
Net increase (decrease) in net assets from operations	$(97,951)	$(87,774)	$(2,521)	$(6,596)	$(2,477)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Northern Large Cap Value	Oak Ridge Small Cap Growth	Oppenheimer Developing Markets	Oppenheimer Discovery	Oppenheimer Global
Investment income (loss):
Dividend distributions	$2,826	$-	$798	$-	$2,457
Expenses:
Mortality and expense risk charge	(1,418)	(640)	(1,847)	(257)	(2,340)
Other expense charge	(284)	(128)	(370)	(52)	(468)
Net investment income (loss)	1,124	(768)	(1,419)	(309)	(351)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	4,818	-	2,553	15,890
Realized capital gain (loss) on sales of fund shares	2,466	(279)	(14,370)	(606)	3,392
Change in unrealized appreciation/depreciation on investments during the year	(16,612)	(9,679)	(24,854)	(2,498)	(19,734)
Net realized and unrealized capital gain (loss) on investments	(14,146)	(5,140)	(39,224)	(551)	(452)
Net increase (decrease) in net assets from operations	$(13,022)	$(5,908)	$(40,643)	$(860)	$(803)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Perkins Mid Cap Value	PIMCO All Asset	PIMCO Commodity- RealReturn Strategy	PIMCO Emerging Markets Bond	PIMCO Foreign Bond (U.S. Dollar-Hedged)
Investment income (loss):
Dividend distributions	$1,597	$18,368	$7,048	$359	$88,860
Expenses:
Mortality and expense risk charge	(893)	(5,208)	(814)	(58)	(11,475)
Other expense charge	(179)	(1,042)	(163)	(11)	(2,295)
Net investment income (loss)	525	12,118	6,071	290	75,090

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	29,280	-	-	44	22,361
Realized capital gain (loss) on sales of fund shares	(4,668)	(14,003)	(30,113)	(106)	8,749
Change in unrealized appreciation/depreciation on investments during the year	(31,672)	(68,274)	(19,520)	(542)	(117,211)
Net realized and unrealized capital gain (loss) on investments	(7,060)	(82,277)	(49,633)	(604)	(86,101)
Net increase (decrease) in net assets from operations	$(6,535)	$(70,159)	$(43,562)	$(314)	$(11,011)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	PIMCO Low Duration	PIMCO Real Return	PIMCO StocksPLUS Small Fund_(b)	PIMCO Total Return	Pioneer Strategic Income
Investment income (loss):
Dividend distributions	$979	$6,334	$8,361	$56,686	$2,880
Expenses:
Mortality and expense risk charge	(390)	(12,616)	(3,777)	(19,285)	(619)
Other expense charge	(78)	(2,523)	(755)	(3,857)	(124)
Net investment income (loss)	511	(8,805)	3,829	33,544	2,137

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	30,896	82,186	-
Realized capital gain (loss) on sales of fund shares	(108)	(28,395)	(2,692)	(18,151)	(407)
Change in unrealized appreciation/depreciation on investments during the year	(860)	(31,127)	(74,753)	(111,661)	(3,228)
Net realized and unrealized capital gain (loss) on investments	(968)	(59,522)	(46,549)	(47,626)	(3,635)
Net increase (decrease) in net assets from operations	$(457)	$(68,327)	$(42,720)	$(14,082)	$(1,498)

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	Prudential Jennison 20/20 Focus	Prudential Jennison Mid Cap Growth	Prudential Jennison Natural Resources	Prudential Jennison Small Company	Prudential Small-Cap Value
Investment income (loss):
Dividend distributions	$-	$-	$-	$226	$26,262
Expenses:
Mortality and expense risk charge	(13,260)	(1,212)	(36)	(1,337)	(5,649)
Other expense charge	(2,652)	(242)	(7)	(268)	(1,130)
Net investment income (loss)	(15,912)	(1,454)	(43)	(1,379)	19,483

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	234,170	11,549	-	20,731	315,109
Realized capital gain (loss) on sales of fund shares	13,053	5,335	(36)	2,208	(53,108)
Change in unrealized appreciation/depreciation on investments during the year	(170,320)	(16,773)	(1,571)	(28,504)	(356,401)
Net realized and unrealized capital gain (loss) on investments	76,903	111	(1,607)	(5,565)	(94,400)
Net increase (decrease) in net assets from operations	$60,991	$(1,343)	$(1,650)	$(6,944)	$(74,917)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	RidgeWorth Mid Cap Value Equity	Royce Opportunity	Royce Small-Cap Value_(b)	RS Partners_(c)	RS Technology
Investment income (loss):
Dividend distributions	$908	$-	$2,459	$-	$-
Expenses:
Mortality and expense risk charge	(569)	(3,568)	(5,001)	(6,697)	(1,143)
Other expense charge	(114)	(714)	(1,001)	(1,340)	(229)
Net investment income (loss)	225	(4,282)	(3,543)	(8,037)	(1,372)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	6,041	38,754	74,074	23,592	13,748
Realized capital gain (loss) on sales of fund shares	(265)	298	(15,319)	(8,010)	(665)
Change in unrealized appreciation/depreciation on investments during the year	(12,428)	(105,742)	(144,059)	(114,540)	(5,372)
Net realized and unrealized capital gain (loss) on investments	(6,652)	(66,690)	(85,304)	(98,958)	7,711
Net increase (decrease) in net assets from operations	$(6,427)	$(70,972)	$(88,847)	$(106,995)	$6,339

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	RS Value	T. Rowe Price Capital Appreciation	T. Rowe Price Growth Stock	T. Rowe Price Retirement 2010	T. Rowe Price Retirement 2015
Investment income (loss):
Dividend distributions	$-	$22,247	$-	$143	$601
Expenses:
Mortality and expense risk charge	(10,068)	(14,096)	(12,290)	(90)	(367)
Other expense charge	(2,014)	(2,819)	(2,458)	(18)	(74)
Net investment income (loss)	(12,082)	5,332	(14,748)	35	160

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	105,244	154,986	116,463	193	1,261
Realized capital gain (loss) on sales of fund shares	62,969	38,562	96,045	534	1,457
Change in unrealized appreciation/depreciation on investments during the year	(256,091)	(128,360)	(50,910)	(817)	(3,289)
Net realized and unrealized capital gain (loss) on investments	(87,878)	65,188	161,598	(90)	(571)
Net increase (decrease) in net assets from operations	$(99,960)	$70,520	$146,850	$(55)	$(411)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	T. Rowe Price Retirement 2020	T. Rowe Price Retirement 2025	T. Rowe Price Retirement 2030	T. Rowe Price Retirement 2035	T. Rowe Price Retirement 2040
Investment income (loss):
Dividend distributions	$618	$981	$234	$187	$109
Expenses:
Mortality and expense risk charge	(354)	(584)	(161)	(271)	(87)
Other expense charge	(71)	(117)	(32)	(54)	(17)
Net investment income (loss)	193	280	41	(138)	5

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	1,316	2,402	768	747	541
Realized capital gain (loss) on sales of fund shares	511	52	7	1,115	(2)
Change in unrealized appreciation/depreciation on investments during the year	(2,774)	(4,056)	(1,125)	(1,845)	(824)
Net realized and unrealized capital gain (loss) on investments	(947)	(1,602)	(350)	17	(285)
Net increase (decrease) in net assets from operations	$(754)	$(1,322)	$(309)	$(121)	$(280)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

	T. Rowe Price Retirement 2055	T. Rowe Price Retirement Balanced	Wells Fargo Growth_(b)(c)	Wells Fargo Large Cap Core_(b)	Wells Fargo Opportunity_(b)
Investment income (loss):
Dividend distributions	$244	$553	$-	$945	$4,643
Expenses:
Mortality and expense risk charge	(140)	(322)	(3,013)	(2,678)	(2,529)
Other expense charge	(28)	(64)	(603)	(536)	(506)
Net investment income (loss)	76	167	(3,616)	(2,269)	1,608

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	906	1,116	46,963	2,643	40,659
Realized capital gain (loss) on sales of fund shares	(663)	(10)	21,500	53,131	4,825
Change in unrealized appreciation/depreciation on investments during the year	(2,447)	(2,197)	(56,368)	(57,081)	(60,680)
Net realized and unrealized capital gain (loss) on investments	(2,204)	(1,091)	12,095	(1,307)	(15,196)
Net increase (decrease) in net assets from operations	$(2,128)	$(924)	$8,479	$(3,576)	$(13,588)

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2015

Wells Fargo Small Cap Value_(b)
Investment income (loss):
Dividend distributions	$-
Expenses:
Mortality and expense risk charge	(4,916)
Other expense charge	(984)
Net investment income (loss)	(5,900)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	174,903
Realized capital gain (loss) on sales of fund shares	(6,580)
Change in unrealized appreciation/depreciation on investments during the year	(242,143)
Net realized and unrealized capital gain (loss) on investments	(73,820)
Net increase (decrease) in net assets from operations	$(79,720)

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2015 and 2014

	American Century Diversified Bond		American Century Equity Income		American Century Heritage
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7,317	$6,224	$25,810	$25,292	$(7,623)	$(7,884)
Capital gains distributions	-	-	148,481	141,691	96,364	119,859
Realized capital gain (loss) on sales of fund shares	1,964	1,813	23,926	46,984	5,527	34,785
Change in unrealized appreciation/depreciation on investments during the year	(15,266)	12,375	(210,527)	(6,367)	(86,359)	(93,096)
Net increase (decrease) in net assets from operations	(5,985)	20,412	(12,310)	207,600	7,909	53,664

From contract owner transactions:
Variable annuity deposits	45,442	28,428	91,387	152,874	28,200	56,507
Contract owner maintenance charges	(2,756)	(2,607)	(7,639)	(6,832)	(2,827)	(4,180)
Terminations and withdrawals	(90,191)	(86,801)	(90,213)	(192,648)	(28,293)	(72,234)
Transfers between subaccounts, net	140,020	52,293	27,153	(83,767)	(19,804)	(57,237)
Net increase (decrease) in net assets from contract owner transactions	92,515	(8,687)	20,688	(130,373)	(22,724)	(77,144)
Net increase (decrease) in net assets	86,530	11,725	8,378	77,227	(14,815)	(23,480)
Net assets at beginning of year	424,704	412,979	2,027,150	1,949,923	818,655	842,135
Net assets at end of year	$511,234	$424,704	$2,035,528	$2,027,150	$803,840	$818,655

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	American Century International Bond		American Century International Growth		American Century Select
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(39)	$18	$(7,794)	$(2,445)	$(3,314)	$(2,812)
Capital gains distributions	135	18	64,477	70,003	27,330	36,172
Realized capital gain (loss) on sales of fund shares	(14)	(1)	14,413	42,650	9,502	5,404
Change in unrealized appreciation/depreciation on investments during the year	(329)	(223)	(76,459)	(196,071)	(7,063)	(3,862)
Net increase (decrease) in net assets from operations	(247)	(188)	(5,363)	(85,863)	26,455	34,902

From contract owner transactions:
Variable annuity deposits	218	34	92,685	77,441	21,289	22,534
Contract owner maintenance charges	(24)	(14)	(6,641)	(6,199)	(1,783)	(1,593)
Terminations and withdrawals	(36)	(1)	(85,936)	(64,289)	(3,282)	(8,759)
Transfers between subaccounts, net	4,315	2,564	37,794	319,212	12,381	6,338
Net increase (decrease) in net assets from contract owner transactions	4,473	2,583	37,902	326,165	28,605	18,520
Net increase (decrease) in net assets	4,226	2,395	32,539	240,302	55,060	53,422
Net assets at beginning of year	2,395	-	1,173,095	932,793	405,942	352,520
Net assets at end of year	$6,621	$2,395	$1,205,634	$1,173,095	$461,002	$405,942

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	American Century Strategic Allocation: Aggressive		American Century Strategic Allocation: Conservative		American Century Strategic Allocation: Moderate
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(843)	$(5,095)	$(4,059)	$(2,789)	$(12,828)	$(12,365)
Capital gains distributions	42,283	66,306	21,684	43,490	273,214	344,265
Realized capital gain (loss) on sales of fund shares	8,116	3,628	21,793	10,622	36,118	24,988
Change in unrealized appreciation/depreciation on investments during the year	(65,916)	(29,896)	(51,587)	(11,020)	(425,669)	(136,810)
Net increase (decrease) in net assets from operations	(16,360)	34,943	(12,169)	40,303	(129,165)	220,078

From contract owner transactions:
Variable annuity deposits	44,145	54,882	16,914	24,352	270,656	321,393
Contract owner maintenance charges	(4,354)	(3,516)	(5,191)	(5,613)	(23,416)	(17,329)
Terminations and withdrawals	(45,556)	(17,955)	(131,974)	(100,199)	(461,768)	(177,923)
Transfers between subaccounts, net	(35,128)	11,390	(262,644)	15,336	152,245	50,968
Net increase (decrease) in net assets from contract owner transactions	(40,893)	44,801	(382,895)	(66,124)	(62,283)	177,109
Net increase (decrease) in net assets	(57,253)	79,744	(395,064)	(25,821)	(191,448)	397,187
Net assets at beginning of year	666,111	586,367	784,983	810,804	4,343,636	3,946,449
Net assets at end of year	$608,858	$666,111	$389,919	$784,983	$4,152,188	$4,343,636

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	American Century Ultra		Aston/ Fairpointe Mid Cap		Baron Asset
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,117)	$(3,271)	$(5,060)	$(5,849)	$(4,688)	$(4,295)
Capital gains distributions	19,245	28,419	36,754	131,368	51,193	31,340
Realized capital gain (loss) on sales of fund shares	47,498	17,182	3,892	24,642	6,255	3,670
Change in unrealized appreciation/depreciation on investments during the year	(39,761)	(10,114)	(125,401)	(95,335)	(57,420)	9,745
Net increase (decrease) in net assets from operations	22,865	32,216	(89,815)	54,826	(4,660)	40,460

From contract owner transactions:
Variable annuity deposits	27,703	14,039	73,148	59,051	23,231	31,791
Contract owner maintenance charges	(2,422)	(1,464)	(4,257)	(2,739)	(2,404)	(2,077)
Terminations and withdrawals	(109,160)	(41,536)	(138,083)	(50,063)	(30,695)	(18,177)
Transfers between subaccounts, net	32,949	8,352	(23,160)	154,289	500	15,822
Net increase (decrease) in net assets from contract owner transactions	(50,930)	(20,609)	(92,352)	160,538	(9,368)	27,359
Net increase (decrease) in net assets	(28,065)	11,607	(182,167)	215,364	(14,028)	67,819
Net assets at beginning of year	403,867	392,260	836,736	621,372	511,058	443,239
Net assets at end of year	$375,802	$403,867	$654,569	$836,736	$497,030	$511,058

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	BlackRock Equity Dividend		BlackRock Global Allocation		BlackRock International Opportunities
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$6,904	$6,602	$148	$1,074	$(2,730)	$4,331
Capital gains distributions	120,914	36,151	16,179	5,827	-	28,791
Realized capital gain (loss) on sales of fund shares	16,471	23,062	(262)	519	(12,627)	1,505
Change in unrealized appreciation/depreciation on investments during the year	(153,733)	(3,605)	(18,914)	(6,648)	(538)	(63,685)
Net increase (decrease) in net assets from operations	(9,444)	62,210	(2,849)	772	(15,895)	(29,058)

From contract owner transactions:
Variable annuity deposits	89,894	85,098	5,364	9,371	23,279	24,332
Contract owner maintenance charges	(6,563)	(5,150)	(365)	(299)	(1,208)	(1,090)
Terminations and withdrawals	(78,961)	(68,803)	(7,627)	(9,764)	(16,058)	(15,876)
Transfers between subaccounts, net	8,331	31,353	126,494	8,653	83,722	125,240
Net increase (decrease) in net assets from contract owner transactions	12,701	42,498	123,866	7,961	89,735	132,606
Net increase (decrease) in net assets	3,257	104,708	121,017	8,733	73,840	103,548
Net assets at beginning of year	863,184	758,476	86,053	77,320	274,106	170,558
Net assets at end of year	$866,441	$863,184	$207,070	$86,053	$347,946	$274,106

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	BlackRock Small Cap Growth Equity		Calamos Growth and Income		Calamos High Income
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(248)	$(209)	$12,495	$1,570	$10,612	$16,765
Capital gains distributions	1,759	5,808	21,155	56,150	-	6,804
Realized capital gain (loss) on sales of fund shares	(502)	(256)	1,659	6,496	(10,010)	(1,893)
Change in unrealized appreciation/depreciation on investments during the year	(2,424)	(5,137)	(30,614)	(32,800)	(13,695)	(20,941)
Net increase (decrease) in net assets from operations	(1,415)	206	4,695	31,416	(13,093)	735

From contract owner transactions:
Variable annuity deposits	1,363	1,939	42,173	65,636	27,496	50,198
Contract owner maintenance charges	(141)	(48)	(3,379)	(2,398)	(1,611)	(2,477)
Terminations and withdrawals	(2,478)	-	(71,894)	(53,151)	(22,892)	(30,899)
Transfers between subaccounts, net	4,871	(919)	(6,723)	(3,527)	(35,467)	(79,186)
Net increase (decrease) in net assets from contract owner transactions	3,615	972	(39,823)	6,560	(32,474)	(62,364)
Net increase (decrease) in net assets	2,200	1,178	(35,128)	37,976	(45,567)	(61,629)
Net assets at beginning of year	23,801	22,623	529,250	491,274	259,506	321,135
Net assets at end of year	$26,001	$23,801	$494,122	$529,250	$213,939	$259,506

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	ClearBridge Small Cap Growth		Dreyfus Appreciation		Dreyfus General Money Market
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(265)	$(1,356)	$6,158	$6,571	$(16,485)	$(21,877)
Capital gains distributions	345	1,845	176,624	30,610	-	-
Realized capital gain (loss) on sales of fund shares	449	26,446	41,183	43,899	-	-
Change in unrealized appreciation/depreciation on investments during the year	(2,196)	(33,105)	(249,356)	(24,691)	-	-
Net increase (decrease) in net assets from operations	(1,667)	(6,170)	(25,391)	56,389	(16,485)	(21,877)

From contract owner transactions:
Variable annuity deposits	-	16,984	59,199	61,202	172,036	331,907
Contract owner maintenance charges	(77)	(574)	(3,935)	(3,503)	(14,169)	(10,223)
Terminations and withdrawals	(139)	(2,086)	(73,047)	(72,205)	(261,176)	(192,200)
Transfers between subaccounts, net	(2,473)	(180,347)	(86,069)	(14,108)	(459,477)	(295,465)
Net increase (decrease) in net assets from contract owner transactions	(2,689)	(166,023)	(103,852)	(28,614)	(562,786)	(165,981)
Net increase (decrease) in net assets	(4,356)	(172,193)	(129,243)	27,775	(579,271)	(187,858)
Net assets at beginning of year	32,107	204,300	880,869	853,094	2,275,959	2,463,817
Net assets at end of year	$27,751	$32,107	$751,626	$880,869	$1,696,688	$2,275,959

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Dreyfus Opportunistic Midcap Value		Dreyfus Strategic Value		Federated Bond
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(8,925)	$(8,527)	$591	$(833)	$83,692	$57,128
Capital gains distributions	150,817	103,888	138,239	117,652	27,836	-
Realized capital gain (loss) on sales of fund shares	29,811	40,790	42,676	38,174	(1,169)	7,853
Change in unrealized appreciation/depreciation on investments during the year	(281,586)	(53,697)	(220,275)	(45,278)	(195,489)	9,915
Net increase (decrease) in net assets from operations	(109,883)	82,454	(38,769)	109,715	(85,130)	74,896

From contract owner transactions:
Variable annuity deposits	37,768	73,189	48,524	57,098	132,756	85,260
Contract owner maintenance charges	(3,096)	(3,509)	(3,301)	(4,482)	(7,190)	(6,241)
Terminations and withdrawals	(86,264)	(48,010)	(89,249)	(78,816)	(184,384)	(100,194)
Transfers between subaccounts, net	(18,348)	(124,669)	(126,782)	(51,428)	798,577	349,661
Net increase (decrease) in net assets from contract owner transactions	(69,940)	(102,999)	(170,808)	(77,628)	739,759	328,486
Net increase (decrease) in net assets	(179,823)	(20,545)	(209,577)	32,087	654,629	403,382
Net assets at beginning of year	1,047,155	1,067,700	1,256,116	1,224,029	1,888,294	1,484,912
Net assets at end of year	$867,332	$1,047,155	$1,046,539	$1,256,116	$2,542,923	$1,888,294

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Fidelity Advisor Dividend Growth		Fidelity Advisor International Capital Appreciation_(c)		Fidelity Advisor Leveraged Company Stock
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(185)	$(357)	$(948)	$(964)	$(842)	$(468)
Capital gains distributions	37,739	58,157	-	-	-	15
Realized capital gain (loss) on sales of fund shares	28,693	34,645	1,796	138	1,870	1,409
Change in unrealized appreciation/depreciation on investments during the year	(83,154)	(35,950)	1,185	2,304	(8,520)	(1,957)
Net increase (decrease) in net assets from operations	(16,907)	56,495	2,033	1,478	(7,492)	(1,001)

From contract owner transactions:
Variable annuity deposits	29,407	42,254	197	240	1,319	3,541
Contract owner maintenance charges	(2,191)	(4,061)	(239)	(184)	(403)	(311)
Terminations and withdrawals	(38,332)	(79,196)	(2,947)	(757)	(121)	(1,005)
Transfers between subaccounts, net	31,664	1,518	(9,027)	-	(8,491)	65,535
Net increase (decrease) in net assets from contract owner transactions	20,548	(39,485)	(12,016)	(701)	(7,696)	67,760
Net increase (decrease) in net assets	3,641	17,010	(9,983)	777	(15,188)	66,759
Net assets at beginning of year	610,253	593,243	106,836	106,059	133,128	66,369
Net assets at end of year	$613,894	$610,253	$96,853	$106,836	$117,940	$133,128

(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Fidelity Advisor New Insights		Fidelity Advisor Real Estate		Fidelity Advisor Stock Selector Mid Cap
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(14,521)	$(13,202)	$1,612	$3,733	$(1,700)	$(1,800)
Capital gains distributions	69,832	133,923	29,206	71,068	2,447	-
Realized capital gain (loss) on sales of fund shares	20,528	10,056	39,038	23,467	12,486	8,046
Change in unrealized appreciation/depreciation on investments during the year	(49,626)	(8,258)	(42,962)	155,568	(20,347)	9,979
Net increase (decrease) in net assets from operations	26,213	122,519	26,894	253,836	(7,114)	16,225

From contract owner transactions:
Variable annuity deposits	107,373	108,390	59,660	63,793	1,446	14,137
Contract owner maintenance charges	(3,061)	(3,677)	(5,005)	(4,362)	(638)	(882)
Terminations and withdrawals	(65,120)	(88,689)	(119,027)	(58,753)	(19,279)	(18,987)
Transfers between subaccounts, net	(357,178)	749,921	(27,282)	33,356	(16,707)	(7,456)
Net increase (decrease) in net assets from contract owner transactions	(317,986)	765,945	(91,654)	34,034	(35,178)	(13,188)
Net increase (decrease) in net assets	(291,773)	888,464	(64,760)	287,870	(42,292)	3,037
Net assets at beginning of year	1,898,074	1,009,610	1,186,724	898,854	204,604	201,567
Net assets at end of year	$1,606,301	$1,898,074	$1,121,964	$1,186,724	$162,312	$204,604

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Fidelity Advisor Value Strategies		Goldman Sachs Emerging Markets Equity		Goldman Sachs Government Income
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,659)	$(3,072)	$(4,975)	$(4,652)	$8,936	$8,330
Capital gains distributions	183	176	-	-	-	-
Realized capital gain (loss) on sales of fund shares	43,329	25,149	6,451	8,509	(4,661)	(12,377)
Change in unrealized appreciation/depreciation on investments during the year	(73,620)	20,816	(39,238)	(902)	(19,325)	69,992
Net increase (decrease) in net assets from operations	(31,767)	43,069	(37,762)	2,955	(15,050)	65,945

From contract owner transactions:
Variable annuity deposits	42,054	39,496	60,025	65,660	148,940	196,046
Contract owner maintenance charges	(3,588)	(3,690)	(4,007)	(4,515)	(13,962)	(13,751)
Terminations and withdrawals	(110,548)	(57,558)	(39,994)	(99,403)	(179,563)	(84,754)
Transfers between subaccounts, net	1,066	(1,041)	119,140	(100,414)	(45,121)	(212,685)
Net increase (decrease) in net assets from contract owner transactions	(71,016)	(22,793)	135,164	(138,672)	(89,706)	(115,144)
Net increase (decrease) in net assets	(102,783)	20,276	97,402	(135,717)	(104,756)	(49,199)
Net assets at beginning of year	886,052	865,776	440,233	575,950	2,142,087	2,191,286
Net assets at end of year	$783,269	$886,052	$537,635	$440,233	$2,037,331	$2,142,087

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim Alpha Opportunity (d)		Guggenheim Floating Rate Strategies		Guggenheim High Yield
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,316)	$(1,599)	$51,021	$51,521	$84,367	$91,780
Capital gains distributions	-	-	-	4,542	-	28,335
Realized capital gain (loss) on sales of fund shares	10,291	16,642	(10,871)	5,955	(20,394)	57,443
Change in unrealized appreciation/depreciation on investments during the year	(16,953)	(466)	(40,869)	(44,471)	(108,405)	(168,961)
Net increase (decrease) in net assets from operations	(7,978)	14,577	(719)	17,547	(44,432)	8,597

From contract owner transactions:
Variable annuity deposits	-	-	97,680	121,258	81,635	89,823
Contract owner maintenance charges	(749)	(891)	(3,116)	(3,334)	(7,412)	(6,913)
Terminations and withdrawals	(24,175)	(15,880)	(75,846)	(60,807)	(139,490)	(125,977)
Transfers between subaccounts, net	(44)	(25,352)	99,802	122,609	32,782	(89,842)
Net increase (decrease) in net assets from contract owner transactions	(24,968)	(42,123)	118,520	179,726	(32,485)	(132,909)
Net increase (decrease) in net assets	(32,946)	(27,546)	117,801	197,273	(76,917)	(124,312)
Net assets at beginning of year	162,143	189,689	1,407,153	1,209,880	1,490,623	1,614,935
Net assets at end of year	$129,197	$162,143	$1,524,954	$1,407,153	$1,413,706	$1,490,623

(d) Re-opened to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim Large Cap Value		Guggenheim Long Short Equity		Guggenheim Macro Opportunities
	2015	2014	2015	2014	2015
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(782)	$544	$(4,455)	$(5,188)	$130
Capital gains distributions	31,191	19,476	-	-	-
Realized capital gain (loss) on sales of fund shares	(4,409)	87,432	6,618	24,563	(1)
Change in unrealized appreciation/depreciation on investments during the year	(62,224)	(65,468)	(899)	(15,749)	(379)
Net increase (decrease) in net assets from operations	(36,224)	41,984	1,264	3,626	(250)

From contract owner transactions:
Variable annuity deposits	4,582	18,073	16,652	20,091	-
Contract owner maintenance charges	(1,873)	(2,518)	(3,163)	(3,753)	(12)
Terminations and withdrawals	(86,175)	(78,666)	(28,903)	(26,752)	-
Transfers between subaccounts, net	(75,734)	228,550	59	(125,416)	7,267
Net increase (decrease) in net assets from contract owner transactions	(159,200)	165,439	(15,355)	(135,830)	7,255
Net increase (decrease) in net assets	(195,424)	207,423	(14,091)	(132,204)	7,005
Net assets at beginning of year	647,208	439,785	491,581	623,785	-
Net assets at end of year	$451,784	$647,208	$477,490	$491,581	$7,005

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim Managed Futures Strategy		Guggenheim Mid Cap Value		Guggenheim Multi-Hedge Strategies
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$10	$(20)	$(20,079)	$(21,644)	$(36)	$(4)
Capital gains distributions	-	-	305,162	295,239	-	-
Realized capital gain (loss) on sales of fund shares	24	207	(75,820)	550,416	39	4
Change in unrealized appreciation/depreciation on investments during the year	(46)	(94)	(396,256)	(823,013)	4	143
Net increase (decrease) in net assets from operations	(12)	93	(186,993)	998	7	143

From contract owner transactions:
Variable annuity deposits	32	42	131,496	126,525	346	326
Contract owner maintenance charges	(1)	(9)	(8,996)	(9,195)	(7)	(3)
Terminations and withdrawals	-	(1,018)	(264,849)	(211,485)	-	-
Transfers between subaccounts, net	(62)	(2,196)	(130,794)	58,993	(392)	8
Net increase (decrease) in net assets from contract owner transactions	(31)	(3,181)	(273,143)	(35,162)	(53)	331
Net increase (decrease) in net assets	(43)	(3,088)	(460,136)	(34,164)	(46)	474
Net assets at beginning of year	694	3,782	2,419,343	2,453,507	3,807	3,333
Net assets at end of year	$651	$694	$1,959,207	$2,419,343	$3,761	$3,807

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim Small Cap Value		Guggenheim StylePlus Large Core		Guggenheim StylePlus Mid Growth
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,779)	$(935)	$(678)	$(96)	$(5,167)	$(6,020)
Capital gains distributions	12,799	42,230	17,078	20,925	69,012	73,326
Realized capital gain (loss) on sales of fund shares	(11,559)	28,250	(117)	19,244	(3,159)	146,538
Change in unrealized appreciation/depreciation on investments during the year	(14,565)	(82,376)	(15,783)	(18,181)	(67,773)	(140,572)
Net increase (decrease) in net assets from operations	(15,104)	(12,831)	500	21,892	(7,087)	73,272

From contract owner transactions:
Variable annuity deposits	5,076	6,826	9,279	6,873	(9,962)	20,834
Contract owner maintenance charges	(1,010)	(1,160)	(659)	(870)	(2,131)	(2,535)
Terminations and withdrawals	(10,808)	(4,043)	(14,848)	(5,717)	(61,669)	(65,231)
Transfers between subaccounts, net	(30,150)	(88,936)	(583)	(27,997)	(72,956)	32,763
Net increase (decrease) in net assets from contract owner transactions	(36,892)	(87,313)	(6,811)	(27,711)	(146,718)	(14,169)
Net increase (decrease) in net assets	(51,996)	(100,144)	(6,311)	(5,819)	(153,805)	59,103
Net assets at beginning of year	224,394	324,538	170,286	176,105	704,776	645,673
Net assets at end of year	$172,398	$224,394	$163,975	$170,286	$550,971	$704,776

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Guggenheim Total Return Bond		Guggenheim US Investment Grade Bond		Guggenheim World Equity Income
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,159	$2,370	$41,804	$23,826	$26,611	$39,263
Capital gains distributions	-	132	-	-	-	-
Realized capital gain (loss) on sales of fund shares	215	669	(603)	50,227	(3,890)	148,837
Change in unrealized appreciation/depreciation on investments during the year	(6,121)	442	(40,288)	(21,830)	(56,644)	(117,164)
Net increase (decrease) in net assets from operations	(1,747)	3,613	913	52,223	(33,923)	70,936

From contract owner transactions:
Variable annuity deposits	10,949	21,812	57,419	31,606	118,997	141,994
Contract owner maintenance charges	(541)	(330)	(4,941)	(3,300)	(6,472)	(6,620)
Terminations and withdrawals	(2,343)	(7,203)	(119,132)	(105,570)	(178,008)	(140,762)
Transfers between subaccounts, net	172,292	14,720	97,414	348,307	(32,617)	(43,215)
Net increase (decrease) in net assets from contract owner transactions	180,357	28,999	30,760	271,043	(98,100)	(48,603)
Net increase (decrease) in net assets	178,610	32,612	31,673	323,266	(132,023)	22,333
Net assets at beginning of year	60,013	27,401	1,076,644	753,378	1,937,241	1,914,908
Net assets at end of year	$238,623	$60,013	$1,108,317	$1,076,644	$1,805,218	$1,937,241

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	INTECH U.S. Core		Invesco American Franchise		Invesco Comstock
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5,173)	$4,775	$(4,997)	$(4,818)	$16,297	$27,551
Capital gains distributions	67,407	34,562	25,554	47,945	283,893	-
Realized capital gain (loss) on sales of fund shares	31,378	25,191	10,031	10,675	143,751	299,698
Change in unrealized appreciation/depreciation on investments during the year	(86,260)	(11,278)	(9,409)	(15,858)	(703,494)	(19,090)
Net increase (decrease) in net assets from operations	7,352	53,250	21,179	37,944	(259,553)	308,159

From contract owner transactions:
Variable annuity deposits	36,178	26,553	17,687	16,129	194,526	272,074
Contract owner maintenance charges	(2,708)	(2,219)	(2,366)	(1,964)	(12,706)	(14,770)
Terminations and withdrawals	(47,185)	(44,792)	(41,687)	(23,243)	(256,526)	(278,916)
Transfers between subaccounts, net	17,936	(35,977)	(4,150)	(9,078)	(123,655)	(708,090)
Net increase (decrease) in net assets from contract owner transactions	4,221	(56,435)	(30,516)	(18,156)	(198,361)	(729,702)
Net increase (decrease) in net assets	11,573	(3,185)	(9,337)	19,788	(457,914)	(421,543)
Net assets at beginning of year	431,841	435,026	546,597	526,809	3,879,454	4,300,997
Net assets at end of year	$443,414	$431,841	$537,260	$546,597	$3,421,540	$3,879,454

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Invesco Energy		Invesco Equity and Income		Invesco Gold & Precious Metals
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(317)	$(529)	$50,694	$68,850	$(426)	$(782)
Capital gains distributions	497	9,927	103,497	341,028	-	-
Realized capital gain (loss) on sales of fund shares	(5,487)	927	61,822	90,697	(1,150)	(19,807)
Change in unrealized appreciation/depreciation on investments during the year	(17,335)	(31,431)	(343,292)	(184,873)	(11,428)	23,243
Net increase (decrease) in net assets from operations	(22,642)	(21,106)	(127,279)	315,702	(13,004)	2,654

From contract owner transactions:
Variable annuity deposits	3,514	35,830	240,387	307,420	1,085	9,871
Contract owner maintenance charges	(795)	(720)	(18,623)	(19,861)	(97)	(109)
Terminations and withdrawals	(10,854)	-	(273,961)	(303,461)	-	(44,849)
Transfers between subaccounts, net	(2,519)	49,839	(127,385)	(105,866)	1,995	407
Net increase (decrease) in net assets from contract owner transactions	(10,654)	84,949	(179,582)	(121,768)	2,983	(34,680)
Net increase (decrease) in net assets	(33,296)	63,843	(306,861)	193,934	(10,021)	(32,026)
Net assets at beginning of year	86,982	23,139	4,123,543	3,929,609	50,067	82,093
Net assets at end of year	$53,686	$86,982	$3,816,682	$4,123,543	$40,046	$50,067

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Invesco Mid Cap Core Equity		Invesco Mid Cap Growth		Invesco Small Cap Growth_(c)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5,956)	$(7,854)	$(2,540)	$(2,066)	$(5,274)	$(5,636)
Capital gains distributions	35,402	86,080	16,550	20,530	47,754	94,211
Realized capital gain (loss) on sales of fund shares	1,580	15,245	24,544	9,355	25,656	25,076
Change in unrealized appreciation/depreciation on investments during the year	(65,794)	(61,336)	(37,088)	(12,467)	(79,329)	(75,056)
Net increase (decrease) in net assets from operations	(34,768)	32,135	1,466	15,352	(11,193)	38,595

From contract owner transactions:
Variable annuity deposits	25,394	45,912	11,166	6,279	300	1
Contract owner maintenance charges	(1,947)	(3,957)	(1,413)	(1,037)	(2,317)	(2,114)
Terminations and withdrawals	(67,817)	(86,297)	(47,102)	(12,731)	(86,817)	(17,222)
Transfers between subaccounts, net	(162,588)	(42,797)	29,357	(24,790)	(16,530)	(49,269)
Net increase (decrease) in net assets from contract owner transactions	(206,958)	(87,139)	(7,992)	(32,279)	(105,364)	(68,604)
Net increase (decrease) in net assets	(241,726)	(55,004)	(6,526)	(16,927)	(116,557)	(30,009)
Net assets at beginning of year	828,869	883,873	231,116	248,043	611,403	641,412
Net assets at end of year	$587,143	$828,869	$224,590	$231,116	$494,846	$611,403

(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Invesco Technology		Invesco Value Opportunities		Ivy Asset Strategy
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,898)	$(2,831)	$(45)	$2,120	$(2,100)	$(1,096)
Capital gains distributions	20,084	39,263	27,140	-	17,374	50,223
Realized capital gain (loss) on sales of fund shares	7,504	12,022	6,984	8,420	(5,450)	1,644
Change in unrealized appreciation/depreciation on investments during the year	(7,460)	(19,626)	(61,369)	2,622	(39,215)	(65,335)
Net increase (decrease) in net assets from operations	17,230	28,828	(27,290)	13,162	(29,391)	(14,564)

From contract owner transactions:
Variable annuity deposits	13,006	15,307	12,997	17,646	30,661	17,947
Contract owner maintenance charges	(1,320)	(1,903)	(1,061)	(1,137)	(1,135)	(1,077)
Terminations and withdrawals	(16,079)	(26,116)	(17,044)	(21,774)	(32,467)	(14,263)
Transfers between subaccounts, net	(18,472)	(7,769)	(7,143)	(143)	10,342	83,012
Net increase (decrease) in net assets from contract owner transactions	(22,865)	(20,481)	(12,251)	(5,408)	7,401	85,619
Net increase (decrease) in net assets	(5,635)	8,347	(39,541)	7,754	(21,990)	71,055
Net assets at beginning of year	313,669	305,322	253,643	245,889	315,602	244,547
Net assets at end of year	$308,034	$313,669	$214,102	$253,643	$293,612	$315,602

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Janus Overseas		Neuberger Berman Large Cap Value		Neuberger Berman Socially Responsive
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$28,293	$(7,124)	$5,340	$2,397	$677	$(134)
Capital gains distributions	-	-	81,102	134,285	23,087	30,668
Realized capital gain (loss) on sales of fund shares	(80,645)	(22,514)	(8,945)	5,029	2,715	20,705
Change in unrealized appreciation/depreciation on investments during the year	(45,599)	(211,507)	(165,271)	(80,655)	(29,000)	(32,426)
Net increase (decrease) in net assets from operations	(97,951)	(241,145)	(87,774)	61,056	(2,521)	18,813

From contract owner transactions:
Variable annuity deposits	83,578	136,904	37,712	44,300	15,558	16,762
Contract owner maintenance charges	(4,740)	(6,754)	(1,834)	(1,559)	(1,408)	(3,303)
Terminations and withdrawals	(180,753)	(96,495)	(76,595)	(31,231)	(25,909)	(87,275)
Transfers between subaccounts, net	(198,137)	(71,546)	(6,501)	(6,018)	68,351	(11,323)
Net increase (decrease) in net assets from contract owner transactions	(300,052)	(37,891)	(47,218)	5,492	56,592	(85,139)
Net increase (decrease) in net assets	(398,003)	(279,036)	(134,992)	66,548	54,071	(66,326)
Net assets at beginning of year	1,363,424	1,642,460	694,062	627,514	211,708	278,034
Net assets at end of year	$965,421	$1,363,424	$559,070	$694,062	$265,779	$211,708

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Northern Global Tactical Asset Allocation		Northern Large Cap Core		Northern Large Cap Value
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,770	$1,594	$1,017	$(1,136)	$1,124	$3,117
Capital gains distributions	2,509	1,812	-	83,178	-	-
Realized capital gain (loss) on sales of fund shares	6,480	1,308	(266)	(24,981)	2,466	2,308
Change in unrealized appreciation/depreciation on investments during the year	(19,355)	(1,731)	(3,228)	(45,010)	(16,612)	10,999
Net increase (decrease) in net assets from operations	(6,596)	2,983	(2,477)	12,051	(13,022)	16,424

From contract owner transactions:
Variable annuity deposits	2,929	2,877	790	19,152	6,129	5,969
Contract owner maintenance charges	(808)	(943)	(520)	(616)	(433)	(395)
Terminations and withdrawals	(30,366)	(5,294)	(4,257)	(14,385)	(1,937)	(2,410)
Transfers between subaccounts, net	(12,755)	3,867	(49,698)	(17,506)	(5,485)	10,250
Net increase (decrease) in net assets from contract owner transactions	(41,000)	507	(53,685)	(13,355)	(1,726)	13,414
Net increase (decrease) in net assets	(47,596)	3,490	(56,162)	(1,304)	(14,748)	29,838
Net assets at beginning of year	246,002	242,512	168,208	169,512	186,444	156,606
Net assets at end of year	$198,406	$246,002	$112,046	$168,208	$171,696	$186,444

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Oak Ridge Small Cap Growth		Oppenheimer Developing Markets		Oppenheimer Discovery
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(768)	$(260)	$(1,419)	$(1,741)	$(309)	$(205)
Capital gains distributions	4,818	4,755	-	4,762	2,553	2,021
Realized capital gain (loss) on sales of fund shares	(279)	1,372	(14,370)	4,135	(606)	(379)
Change in unrealized appreciation/depreciation on investments during the year	(9,679)	(2,223)	(24,854)	(24,475)	(2,498)	(2,718)
Net increase (decrease) in net assets from operations	(5,908)	3,644	(40,643)	(17,319)	(860)	(1,281)

From contract owner transactions:
Variable annuity deposits	5,668	1,746	24,913	54,018	21,454	2,851
Contract owner maintenance charges	(280)	(184)	(1,478)	(1,450)	(361)	(145)
Terminations and withdrawals	(667)	(831)	(16,266)	(7,819)	(4,901)	(1,092)
Transfers between subaccounts, net	2,756	68,793	(70,853)	20,212	1,962	(3,416)
Net increase (decrease) in net assets from contract owner transactions	7,477	69,524	(63,684)	64,961	18,154	(1,802)
Net increase (decrease) in net assets	1,569	73,168	(104,327)	47,642	17,294	(3,083)
Net assets at beginning of year	74,902	1,734	290,680	243,038	22,625	25,708
Net assets at end of year	$76,471	$74,902	$186,353	$290,680	$39,919	$22,625

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Oppenheimer Global		Perkins Mid Cap Value		PIMCO All Asset
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(351)	$(1,173)	$525	$1,564	$12,118	$26,060
Capital gains distributions	15,890	10,013	29,280	8,950	-	-
Realized capital gain (loss) on sales of fund shares	3,392	35,837	(4,668)	(211)	(14,003)	7,255
Change in unrealized appreciation/depreciation on investments during the year	(19,734)	(34,740)	(31,672)	(10,474)	(68,274)	(35,833)
Net increase (decrease) in net assets from operations	(803)	9,937	(6,535)	(171)	(70,159)	(2,518)

From contract owner transactions:
Variable annuity deposits	36,196	56,110	11,335	-	55,264	96,174
Contract owner maintenance charges	(1,645)	(1,560)	(588)	(91)	(4,519)	(5,501)
Terminations and withdrawals	(16,784)	(12,777)	(2,142)	(614)	(123,501)	(136,922)
Transfers between subaccounts, net	143,820	(298,261)	104,375	51,063	(78,311)	(133,523)
Net increase (decrease) in net assets from contract owner transactions	161,587	(256,488)	112,980	50,358	(151,067)	(179,772)
Net increase (decrease) in net assets	160,784	(246,551)	106,445	50,187	(221,226)	(182,290)
Net assets at beginning of year	211,340	457,891	51,344	1,157	794,393	976,683
Net assets at end of year	$372,124	$211,340	$157,789	$51,344	$573,167	$794,393

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	PIMCO CommodityRealReturn Strategy		PIMCO Emerging Markets Bond		PIMCO Foreign Bond (U.S. Dollar-Hedged)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$6,071	$(1,133)	$290	$397	$75,090	$111,307
Capital gains distributions	-	-	44	88	22,361	6,416
Realized capital gain (loss) on sales of fund shares	(30,113)	(551)	(106)	(4,294)	8,749	8,748
Change in unrealized appreciation/depreciation on investments during the year	(19,520)	(26,057)	(542)	3,404	(117,211)	19,318
Net increase (decrease) in net assets from operations	(43,562)	(27,741)	(314)	(405)	(11,011)	145,789

From contract owner transactions:
Variable annuity deposits	11,365	18,711	1,465	1,576	92,446	123,207
Contract owner maintenance charges	(552)	(927)	(122)	(225)	(5,032)	(6,517)
Terminations and withdrawals	(11,689)	(15,638)	(560)	(1,957)	(116,881)	(110,462)
Transfers between subaccounts, net	59,958	(8,398)	(4)	(25,386)	(416,787)	440,715
Net increase (decrease) in net assets from contract owner transactions	59,082	(6,252)	779	(25,992)	(446,254)	446,943
Net increase (decrease) in net assets	15,520	(33,993)	465	(26,397)	(457,265)	592,732
Net assets at beginning of year	114,197	148,190	7,186	33,583	1,846,826	1,254,094
Net assets at end of year	$129,717	$114,197	$7,651	$7,186	$1,389,561	$1,846,826

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	PIMCO Low Duration		PIMCO Real Return		PIMCO StocksPLUS Small Fund_(b)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$511	$836	$(8,805)	$41,325	$3,829	$12,859
Capital gains distributions	-	-	-	578	30,896	30,568
Realized capital gain (loss) on sales of fund shares	(108)	299	(28,395)	(6)	(2,692)	7,105
Change in unrealized appreciation/depreciation on investments during the year	(860)	(834)	(31,127)	(755)	(74,753)	(38,304)
Net increase (decrease) in net assets from operations	(457)	301	(68,327)	41,142	(42,720)	12,228

From contract owner transactions:
Variable annuity deposits	2,846	17,524	68,212	99,274	32,060	49,104
Contract owner maintenance charges	(258)	(475)	(7,046)	(8,003)	(2,747)	(2,876)
Terminations and withdrawals	(293)	(1,577)	(387,378)	(231,151)	(25,994)	(39,627)
Transfers between subaccounts, net	34,015	(162,772)	(94,991)	(48,956)	90,239	(303,986)
Net increase (decrease) in net assets from contract owner transactions	36,310	(147,300)	(421,203)	(188,836)	93,558	(297,385)
Net increase (decrease) in net assets	35,853	(146,999)	(489,530)	(147,694)	50,838	(285,157)
Net assets at beginning of year	38,854	185,853	1,870,895	2,018,589	428,066	713,223
Net assets at end of year	$74,707	$38,854	$1,381,365	$1,870,895	$478,904	$428,066

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	PIMCO Total Return		Pioneer Strategic Income		Prudential Jennison 20/20 Focus
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$33,544	$74,368	$2,137	$1,068	$(15,912)	$(15,375)
Capital gains distributions	82,186	22,094	-	436	234,170	168,682
Realized capital gain (loss) on sales of fund shares	(18,151)	(2,452)	(407)	33	13,053	17,116
Change in unrealized appreciation/depreciation on investments during the year	(111,661)	4,438	(3,228)	(217)	(170,320)	(85,611)
Net increase (decrease) in net assets from operations	(14,082)	98,448	(1,498)	1,320	60,991	84,812

From contract owner transactions:
Variable annuity deposits	191,121	253,459	5,200	2,465	99,488	149,369
Contract owner maintenance charges	(10,188)	(17,035)	(473)	(163)	(6,021)	(5,820)
Terminations and withdrawals	(330,284)	(359,538)	(6,035)	(1,085)	(76,207)	(56,863)
Transfers between subaccounts, net	(400,428)	(355,604)	(1,238)	59,607	(140,690)	(45,403)
Net increase (decrease) in net assets from contract owner transactions	(549,779)	(478,718)	(2,546)	60,824	(123,430)	41,283
Net increase (decrease) in net assets	(563,861)	(380,270)	(4,044)	62,144	(62,439)	126,095
Net assets at beginning of year	2,880,016	3,260,286	90,467	28,323	1,751,291	1,625,196
Net assets at end of year	$2,316,155	$2,880,016	$86,423	$90,467	$1,688,852	$1,751,291

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Prudential Jennison Mid Cap Growth		Prudential Jennison Natural Resources		Prudential Jennison Small Company
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,454)	$(623)	$(43)	$(488)	$(1,379)	$(1,874)
Capital gains distributions	11,549	6,873	-	-	20,731	26,009
Realized capital gain (loss) on sales of fund shares	5,335	5,181	(36)	(12,912)	2,208	27,013
Change in unrealized appreciation/depreciation on investments during the year	(16,773)	(7,091)	(1,571)	(1,692)	(28,504)	(31,628)
Net increase (decrease) in net assets from operations	(1,343)	4,340	(1,650)	(15,092)	(6,944)	19,520

From contract owner transactions:
Variable annuity deposits	16,676	9,322	505	2,260	20,072	33,351
Contract owner maintenance charges	(1,097)	(220)	(32)	(174)	(738)	(1,488)
Terminations and withdrawals	(9,788)	(81)	-	-	(12,890)	(9,460)
Transfers between subaccounts, net	57,996	(25,026)	151	14,765	(21,918)	(135,098)
Net increase (decrease) in net assets from contract owner transactions	63,787	(16,005)	624	16,851	(15,474)	(112,695)
Net increase (decrease) in net assets	62,444	(11,665)	(1,026)	1,759	(22,418)	(93,175)
Net assets at beginning of year	68,746	80,411	5,045	3,286	183,560	276,735
Net assets at end of year	$131,190	$68,746	$4,019	$5,045	$161,142	$183,560

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Prudential Small-Cap Value		RidgeWorth Mid Cap Value Equity		Royce Opportunity
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$19,483	$3,524	$225	$(4)	$(4,282)	$(4,322)
Capital gains distributions	315,109	73,766	6,041	3,709	38,754	68,767
Realized capital gain (loss) on sales of fund shares	(53,108)	9,387	(265)	70	298	9,509
Change in unrealized appreciation/depreciation on investments during the year	(356,401)	(33,206)	(12,428)	(1,364)	(105,742)	(78,713)
Net increase (decrease) in net assets from operations	(74,917)	53,471	(6,427)	2,411	(70,972)	(4,759)

From contract owner transactions:
Variable annuity deposits	47,192	27,483	12,406	18,435	44,647	54,628
Contract owner maintenance charges	(2,680)	(2,452)	(298)	(100)	(1,618)	(1,839)
Terminations and withdrawals	(71,895)	(41,501)	(279)	-	(62,116)	(39,767)
Transfers between subaccounts, net	288,622	363,459	62,345	1,349	(29,778)	64,076
Net increase (decrease) in net assets from contract owner transactions	261,239	346,989	74,174	19,684	(48,865)	77,098
Net increase (decrease) in net assets	186,322	400,460	67,747	22,095	(119,837)	72,339
Net assets at beginning of year	761,409	360,949	43,105	21,010	526,580	454,241
Net assets at end of year	$947,731	$761,409	$110,852	$43,105	$406,743	$526,580

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Royce Small-Cap Value_(b)		RS Partners_(c)		RS Technology
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,543)	$(6,577)	$(8,037)	$(10,275)	$(1,372)	$(1,218)
Capital gains distributions	74,074	78,492	23,592	196,771	13,748	22,732
Realized capital gain (loss) on sales of fund shares	(15,319)	31,266	(8,010)	36,926	(665)	1,706
Change in unrealized appreciation/depreciation on investments during the year	(144,059)	(110,281)	(114,540)	(278,045)	(5,372)	(20,271)
Net increase (decrease) in net assets from operations	(88,847)	(7,100)	(106,995)	(54,623)	6,339	2,949

From contract owner transactions:
Variable annuity deposits	40,019	51,902	94	35	7,544	9,192
Contract owner maintenance charges	(3,080)	(3,464)	(3,182)	(3,757)	(795)	(1,072)
Terminations and withdrawals	(79,972)	(35,585)	(114,227)	(94,590)	(22,569)	(36,391)
Transfers between subaccounts, net	(37,279)	(130,369)	(41,128)	(76,509)	6,401	21,199
Net increase (decrease) in net assets from contract owner transactions	(80,312)	(117,516)	(158,443)	(174,821)	(9,419)	(7,072)
Net increase (decrease) in net assets	(169,159)	(124,616)	(265,438)	(229,444)	(3,080)	(4,123)
Net assets at beginning of year	636,045	760,661	1,025,255	1,254,699	146,347	150,470
Net assets at end of year	$466,886	$636,045	$759,817	$1,025,255	$143,267	$146,347

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	RS Value		T. Rowe Price Capital Appreciation		T. Rowe Price Growth Stock
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(12,082)	$841	$5,332	$3,649	$(14,748)	$(12,761)
Capital gains distributions	105,244	174,078	154,986	142,224	116,463	136,723
Realized capital gain (loss) on sales of fund shares	62,969	36,461	38,562	76,617	96,045	65,853
Change in unrealized appreciation/depreciation on investments during the year	(256,091)	(93,018)	(128,360)	(55,615)	(50,910)	(87,809)
Net increase (decrease) in net assets from operations	(99,960)	118,362	70,520	166,875	146,850	102,006

From contract owner transactions:
Variable annuity deposits	79,304	83,831	110,691	161,952	139,897	143,783
Contract owner maintenance charges	(6,503)	(5,813)	(8,108)	(7,298)	(7,999)	(6,394)
Terminations and withdrawals	(61,258)	(22,497)	(136,541)	(140,412)	(169,618)	(55,087)
Transfers between subaccounts, net	54,981	(73,474)	178,376	(47,069)	(41,731)	60,622
Net increase (decrease) in net assets from contract owner transactions	66,524	(17,953)	144,418	(32,827)	(79,451)	142,924
Net increase (decrease) in net assets	(33,436)	100,409	214,938	134,048	67,399	244,930
Net assets at beginning of year	1,266,494	1,166,085	1,805,809	1,671,761	1,541,736	1,296,806
Net assets at end of year	$1,233,058	$1,266,494	$2,020,747	$1,805,809	$1,609,135	$1,541,736

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	T. Rowe Price Retirement 2010		T. Rowe Price Retirement 2015		T. Rowe Price Retirement 2020
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$35	$79	$160	$294	$193	$213
Capital gains distributions	193	530	1,261	1,377	1,316	820
Realized capital gain (loss) on sales of fund shares	534	339	1,457	1,032	511	16
Change in unrealized appreciation/depreciation on investments during the year	(817)	(373)	(3,289)	(807)	(2,774)	43
Net increase (decrease) in net assets from operations	(55)	575	(411)	1,896	(754)	1,092

From contract owner transactions:
Variable annuity deposits	-	-	178	4,264	11,270	23,948
Contract owner maintenance charges	(9)	-	(57)	(28)	(295)	(215)
Terminations and withdrawals	(6,420)	(4,415)	(15,849)	(10,583)	-	-
Transfers between subaccounts, net	-	-	-	14,406	(762)	-
Net increase (decrease) in net assets from contract owner transactions	(6,429)	(4,415)	(15,728)	8,059	10,213	23,733
Net increase (decrease) in net assets	(6,484)	(3,840)	(16,139)	9,955	9,459	24,825
Net assets at beginning of year	16,023	19,863	58,635	48,680	37,253	12,428
Net assets at end of year	$9,539	$16,023	$42,496	$58,635	$46,712	$37,253

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	T. Rowe Price Retirement 2025		T. Rowe Price Retirement 2030		T. Rowe Price Retirement 2035
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$280	$299	$41	$11	$(138)	$113
Capital gains distributions	2,402	1,419	768	114	747	829
Realized capital gain (loss) on sales of fund shares	52	51	7	5	1,115	131
Change in unrealized appreciation/depreciation on investments during the year	(4,056)	357	(1,125)	81	(1,845)	473
Net increase (decrease) in net assets from operations	(1,322)	2,126	(309)	211	(121)	1,546

From contract owner transactions:
Variable annuity deposits	10,272	7,371	824	2,735	3,050	8,519
Contract owner maintenance charges	(325)	(244)	(91)	(71)	(1,038)	(202)
Terminations and withdrawals	-	-	-	-	(20,827)	(2,233)
Transfers between subaccounts, net	-	15,358	16,244	-	-	17,479
Net increase (decrease) in net assets from contract owner transactions	9,947	22,485	16,977	2,664	(18,815)	23,563
Net increase (decrease) in net assets	8,625	24,611	16,668	2,875	(18,936)	25,109
Net assets at beginning of year	70,995	46,384	4,483	1,608	38,066	12,957
Net assets at end of year	$79,620	$70,995	$21,151	$4,483	$19,130	$38,066

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	T. Rowe Price Retirement 2040	T. Rowe Price Retirement 2055	T. Rowe Price Retirement Balanced		Wells Fargo Growth_(b)(c)
	2015	2015	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$5	$76	$167	$99	$(3,616)	$(4,359)
Capital gains distributions	541	906	1,116	629	46,963	53,711
Realized capital gain (loss) on sales of fund shares	(2)	(663)	(10)	2	21,500	59,701
Change in unrealized appreciation/depreciation on investments during the year	(824)	(2,447)	(2,197)	(779)	(56,368)	(99,742)
Net increase (decrease) in net assets from operations	(280)	(2,128)	(924)	(49)	8,479	9,311

From contract owner transactions:
Variable annuity deposits	-	-	1,532	275	34,052	3,548
Contract owner maintenance charges	(77)	(38)	(286)	(155)	(2,446)	(2,440)
Terminations and withdrawals	-	(23,039)	-	-	(26,210)	(28,026)
Transfers between subaccounts, net	12,535	52,004	30,640	34,038	(43,307)	(121,188)
Net increase (decrease) in net assets from contract owner transactions	12,458	28,927	31,886	34,158	(37,911)	(148,106)
Net increase (decrease) in net assets	12,178	26,799	30,962	34,109	(29,432)	(138,795)
Net assets at beginning of year	-	-	34,109	-	394,209	533,004
Net assets at end of year	$12,178	$26,799	$65,071	$34,109	$364,777	$394,209

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2015 and 2014

	Wells Fargo Large Cap Core_(b)		Wells Fargo Opportunity_(b)		Wells Fargo Small Cap Value_(b)
	2015	2014	2015	2014	2015	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,269)	$(2,348)	$1,608	$(3,437)	$(5,900)	$(4,153)
Capital gains distributions	2,643	-	40,659	34,943	174,903	117,815
Realized capital gain (loss) on sales of fund shares	53,131	43,750	4,825	30,566	(6,580)	44,370
Change in unrealized appreciation/depreciation on investments during the year	(57,081)	4,485	(60,680)	(29,674)	(242,143)	(129,899)
Net increase (decrease) in net assets from operations	(3,576)	45,887	(13,588)	32,398	(79,720)	28,133

From contract owner transactions:
Variable annuity deposits	19,944	26,948	14,419	16,495	40,689	49,120
Contract owner maintenance charges	(1,617)	(2,344)	(1,121)	(1,324)	(2,746)	(4,039)
Terminations and withdrawals	(49,252)	(44,327)	(24,150)	(20,255)	(61,722)	(91,968)
Transfers between subaccounts, net	(87,425)	(138,618)	411	(99,533)	(19,475)	(141,013)
Net increase (decrease) in net assets from contract owner transactions	(118,350)	(158,341)	(10,441)	(104,617)	(43,254)	(187,900)
Net increase (decrease) in net assets	(121,926)	(112,454)	(24,029)	(72,219)	(122,974)	(159,767)
Net assets at beginning of year	432,261	544,715	341,772	413,991	720,315	880,082
Net assets at end of year	$310,335	$432,261	$317,743	$341,772	$597,341	$720,315

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements
December 31, 2015
1. Organization and Significant Accounting Policies
Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for the Account are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

American Century Diversified Bond	A	American Century Investment Management, Inc.	-
American Century Equity Income	A	American Century Investment Management, Inc.	-
American Century Heritage	A	American Century Investment Management, Inc.	-
American Century International Bond	A	American Century Investment Management, Inc.	-
American Century International Growth	A	American Century Investment Management, Inc.	-
American Century Select	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Aggressive	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Conservative	A	American Century Investment Management, Inc.	-
American Century Strategic Allocation: Moderate	A	American Century Investment Management, Inc.	-
American Century Ultra	A	American Century Investment Management, Inc.	-
Aston/ Fairpointe Mid Cap	N	Aston Asset Management, LP	Fairpointe Capital LLC
Baron Asset	Retail	BAMCO, Inc.	-
BlackRock Equity Dividend	A	BlackRock Advisors LLC	-
BlackRock Global Allocation	A	BlackRock Advisors LLC	-
BlackRock International Opportunities	A	BlackRock Advisors LLC	-
BlackRock Small Cap Growth Equity	A	BlackRock Advisors LLC	-
Calamos Growth and Income	A	Calamos Advisors LLC	-
Calamos High Income	A	Calamos Advisors LLC	-
ClearBridge Small Cap Growth	A	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dreyfus Appreciation	-	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus General Money Market	B	The Dreyfus Corporation	-
Dreyfus Opportunistic Midcap Value	A	The Dreyfus Corporation	-
Dreyfus Strategic Value	A	The Dreyfus Corporation	-
Federated Bond	A	Federated Investment Management Company	-

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity Advisor Dividend Growth	T	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity Advisor International Capital Appreciation	T	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Fidelity Advisor Leveraged Company Stock	T	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity Advisor New Insights	T	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC) Fidelity FundsNetwork
Fidelity Advisor Real Estate	T	Fidelity SelectCo, LLC	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity Advisor Stock Selector Mid Cap	T	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity Advisor Value Strategies	T	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Goldman Sachs Emerging Markets Equity	Service	Goldman Sachs Asset Management International	-

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Goldman Sachs Government Income	Service	Goldman Sachs Asset Management, LP	-
Guggenheim Alpha Opportunity	A	Guggenheim Investments	-
Guggenheim Floating Rate Strategies	A	Guggenheim Investments	-
Guggenheim High Yield	A	Guggenheim Investments	-
Guggenheim Large Cap Value	A	Guggenheim Investments	-
Guggenheim Long Short Equity	P	Guggenheim Investments	-
Guggenheim Macro Opportunities	A	Guggenheim Investments	-
Guggenheim Managed Futures Strategy	P	Guggenheim Investments	-
Guggenheim Mid Cap Value	A	Guggenheim Investments	-
Guggenheim Multi-Hedge Strategies	P	Guggenheim Investments	-
Guggenheim Small Cap Value	A	Guggenheim Investments	-
Guggenheim StylePlus Large Core	A	Guggenheim Investments	-
Guggenheim StylePlus Mid Growth	A	Guggenheim Investments	-
Guggenheim Total Return Bond	A	Guggenheim Investments	-
Guggenheim US Investment Grade Bond	A	Guggenheim Investments	-
Guggenheim World Equity Income	A	Guggenheim Investments	-
INTECH U.S. Core	S	Janus Capital Management LLC	INTECH Investment Management LLC
Invesco American Franchise	A	Invesco Advisers, Inc.	-
Invesco Comstock	A	Invesco Advisers, Inc.	-
Invesco Energy	A	Invesco Advisers, Inc.	Invesco Canada Ltd.
Invesco Equity and Income	A	Invesco Advisers, Inc.	-
Invesco Gold & Precious Metals	A	Invesco Advisers, Inc.	Invesco Canada Ltd.
Invesco Mid Cap Core Equity	A	Invesco Advisers, Inc.	-
Invesco Mid Cap Growth	A	Invesco Advisers, Inc.	-
Invesco Small Cap Growth	A	Invesco Advisers, Inc.	-
Invesco Technology	A	Invesco Advisers, Inc.	-
Invesco Value Opportunities	A	Invesco Advisers, Inc.	-
Ivy Asset Strategy	A	Ivy Investment Management Co	-
Janus Overseas	S	Janus Capital Management LLC	-
Neuberger Berman Large Cap Value	Advisor	Neuberger Berman Management LLC	Neuberger Berman LLC

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Neuberger Berman Socially Responsive	Trust	Neuberger Berman Management LLC	Neuberger Berman LLC
Northern Global Tactical Asset Allocation	A	Northern Trust Investments, Inc.	-
Northern Large Cap Core	-	Northern Trust Investments, Inc.	-
Northern Large Cap Value	-	Northern Trust Investments, Inc.	-
Oak Ridge Small Cap Growth	A	Oak Ridge Investments, LLC	-
Oppenheimer Developing Markets	A	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Discovery	A	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global	A	OFI Global Asset Management	OppenheimerFunds Inc
Perkins Mid Cap Value	S	Janus Capital Management LLC	Perkins Investment Management LLC
PIMCO All Asset	R	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO CommodityRealReturn Strategy	A	Pacific Investment Management Company LLC	-
PIMCO Emerging Markets Bond	A	Pacific Investment Management Company LLC	-
PIMCO Foreign Bond (U.S. Dollar-Hedged)	R	Pacific Investment Management Company LLC	-
PIMCO Low Duration	R	Pacific Investment Management Company LLC	-
PIMCO Real Return	R	Pacific Investment Management Company LLC	-
PIMCO StocksPLUS Small Fund	A	Pacific Investment Management Company LLC	-
PIMCO Total Return	R	Pacific Investment Management Company LLC	-
Pioneer Strategic Income	A	Pioneer Investment Management Inc	-
Prudential Jennison 20/20 Focus	A	Prudential Investments LLC	Jennison Associates, LLC
Prudential Jennison Mid Cap Growth	A	Prudential Investments LLC	Jennison Associates, LLC
Prudential Jennison Natural Resources	A	Prudential Investments LLC	Jennison Associates, LLC
Prudential Jennison Small Company	A	Prudential Investments LLC	Jennison Associates, LLC
Prudential Small-Cap Value	A	Prudential Investments LLC	Quantitative Management Associates LLC
RidgeWorth Mid Cap Value Equity	A	RidgeWorth Investments	Ceredex Value Advisors LLC
Royce Opportunity	Service	Royce & Associates, LLC	-
Royce Small-Cap Value	Service	Royce & Associates, LLC	-
RS Partners	A	RS Investment Management Co. LLC	-
RS Technology	A	RS Investment Management Co. LLC	-
RS Value	A	RS Investment Management Co. LLC	-
T. Rowe Price Capital Appreciation	Advisor	T. Rowe Price Associates, Inc.	-

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

T. Rowe Price Growth Stock	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2010	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2015	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2020	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2025	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2030	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2035	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2040	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2045	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2050	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement 2055	R	T. Rowe Price Associates, Inc.	-
T. Rowe Price Retirement Balanced	R	T. Rowe Price Associates, Inc.	-
Wells Fargo Growth	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Large Cap Core	A	Wells Fargo Funds Management, LLC	Golden Capital Management, LLC
Wells Fargo Opportunity	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.
Wells Fargo Small Cap Value	A	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its members and affiliated with Security Benefit Corporation. As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds. The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
One-hundred-eight subaccounts are currently offered by the Account, the following had no activity as indicated:
Subaccount	2015	2014

Guggenheim Macro Opportunities		X
T. Rowe Price Retirement 2040		X
T. Rowe Price Retirement 2045	X	X
T. Rowe Price Retirement 2050	X	X
T. Rowe Price Retirement 2055		X

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

May 1, 2012	American Century Diversified Bond
May 1, 2012	American Century International Bond
May 1, 2012	BlackRock Equity Dividend
May 1, 2012	BlackRock Global Allocation
May 1, 2012	BlackRock International Opportunities
May 1, 2012	BlackRock Small Cap Growth Equity
May 1, 2012	ClearBridge Small Cap Growth
May 1, 2012	Fidelity Advisor Leveraged Company Stock
May 1, 2012	Fidelity Advisor New Insights
May 1, 2012	Guggenheim Floating Rate Strategies
May 1, 2012	Guggenheim Macro Opportunities
May 1, 2012	Guggenheim Managed Futures Strategy
May 1, 2012	Guggenheim Multi-Hedge Strategies
May 1, 2012	Guggenheim Small Cap Value
May 1, 2012	Guggenheim Total Return Bond
May 1, 2012	Invesco Energy
May 1, 2012	Invesco Gold & Precious Metals
May 1, 2012	Ivy Asset Strategy
May 1, 2012	Oak Ridge Small Cap Growth
May 1, 2012	Oppenheimer Developing Markets
May 1, 2012	Oppenheimer Discovery
May 1, 2012	Oppenheimer Global
May 1, 2012	Perkins Mid Cap Value
May 1, 2012	PIMCO CommodityRealReturn Strategy
May 1, 2012	PIMCO Emerging Markets Bond
May 1, 2012	PIMCO Low Duration
May 1, 2012	PIMCO StocksPLUS Small Fund
May 1, 2012	Pioneer Strategic Income
May 1, 2012	Prudential Jennison Mid Cap Growth
May 1, 2012	Prudential Jennison Natural Resources
May 1, 2012	RidgeWorth Mid Cap Value Equity
May 1, 2012	T. Rowe Price Retirement 2010
May 1, 2012	T. Rowe Price Retirement 2015
May 1, 2012	T. Rowe Price Retirement 2020
May 1, 2012	T. Rowe Price Retirement 2025
May 1, 2012	T. Rowe Price Retirement 2030
May 1, 2012	T. Rowe Price Retirement 2035

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount
May 1, 2012	T. Rowe Price Retirement 2040
May 1, 2012	T. Rowe Price Retirement 2045
May 1, 2012	T. Rowe Price Retirement 2050
May 1, 2012	T. Rowe Price Retirement 2055
May 1, 2012	T. Rowe Price Retirement Balanced

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name

April 15, 2015	PIMCO StocksPLUS Small Fund	PIMCO Small Cap StocksPLUS AR Strategy Fund
May 1, 2015	Royce Small-Cap Value	Royce Value
December 15, 2015	Wells Fargo Growth	Wells Fargo Advantage Growth
December 15, 2015	Wells Fargo Large Cap Core	Wells Fargo Advantage Large Cap Core
December 15, 2015	Wells Fargo Opportunity	Wells Fargo Advantage Opportunity
December 15, 2015	Wells Fargo Small Cap Value	Wells Fargo Advantage Small Cap Value

The following subaccounts are closed to new investments:
Subaccount

Fidelity Advisor International Capital Appreciation
Invesco Small Cap Growth
RS Partners
Wells Fargo Growth

The following subaccount was re-opened for new investment:
Subaccount

Guggenheim Alpha Opportunity

Investment Valuation
Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.
The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2015, were as follows:
Subaccount	Cost of Purchases	Proceeds from Sales
American Century Diversified Bond	$ 213,246	$ 113,414
American Century Equity Income	464,679	269,700
American Century Heritage	126,832	60,815
American Century International Bond	4,800	231
American Century International Growth	364,814	270,229
American Century Select	83,771	31,150
American Century Strategic Allocation: Aggressive	87,813	87,266
American Century Strategic Allocation: Conservative	36,625	401,895
American Century Strategic Allocation: Moderate	686,044	487,941

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount	Cost of Purchases	Proceeds from Sales

American Century Ultra	$ 212,157	$ 247,959
Aston/Fairpointe Mid Cap	155,588	216,246
Baron Asset	73,402	36,265
BlackRock Equity Dividend	312,391	171,872
BlackRock Global Allocation	174,435	34,242
BlackRock International Opportunities	235,742	148,737
BlackRock Small Cap Growth Equity	7,829	2,703
Calamos Growth and Income	73,476	79,649
Calamos High Income	113,821	135,683
ClearBridge Small Cap Growth	345	2,954
Dreyfus Appreciation	317,780	238,850
Dreyfus General Money Market	606,648	1,185,919
Dreyfus Opportunistic Midcap Value	359,156	287,204
Dreyfus Strategic Value	255,549	287,527
Federated Bond	1,364,464	513,177
Fidelity Advisor Dividend Growth	203,630	145,528
Fidelity Advisor International Capital Appreciation (c)	117	13,081
Fidelity Advisor Leveraged Company Stock	20,230	28,768
Fidelity Advisor New Insights	413,978	676,653
Fidelity Advisor Real Estate	116,638	177,474
Fidelity Advisor Stock Selector Mid Cap	3,510	37,941
Fidelity Advisor Value Strategies	63,863	136,355
Goldman Sachs Emerging Markets Equity	252,711	122,522
Goldman Sachs Government Income	252,524	333,294
Guggenheim Alpha Opportunity (d)	-	26,284
Guggenheim Floating Rate Strategies	596,465	426,924
Guggenheim High Yield	300,236	248,354
Guggenheim Large Cap Value	194,779	323,570
Guggenheim Long Short Equity	13,655	33,465
Guggenheim Macro Opportunities	7,424	39
Guggenheim Managed Futures Strategy	157	178
Guggenheim Mid Cap Value	441,443	429,503
Guggenheim Multi-Hedge Strategies	898	987
Guggenheim Small Cap Value	23,426	49,298
Guggenheim StylePlus Large Core	37,647	28,058
Guggenheim StylePlus Mid Growth	131,358	214,231
Guggenheim Total Return Bond	220,055	35,539
Guggenheim US Investment Grade Bond	328,979	256,415
Guggenheim World Equity Income	564,438	635,927
INTECH U.S. Core	459,996	393,541

(c) Closed to new investments. See Note 1.
(d) Re-opened to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount	Cost of Purchases	Proceeds from Sales

Invesco American Franchise	$ 39,388	$ 49,347
Invesco Comstock	726,444	624,615
Invesco Energy	5,286	15,760
Invesco Equity and Income	417,993	443,384
Invesco Gold & Precious Metals	3,593	1,036
Invesco Mid Cap Core Equity	97,525	275,037
Invesco Mid Cap Growth	161,528	155,510
Invesco Small Cap Growth (c)	47,905	110,789
Invesco Technology	35,169	40,848
Invesco Value Opportunities	44,241	29,397
Ivy Asset Strategy	59,821	37,146
Janus Overseas	126,409	398,168
Neuberger Berman Large Cap Value	129,186	89,962
Neuberger Berman Socially Responsive	111,507	31,151
Northern Global Tactical Asset Allocation	15,833	50,554
Northern Large Cap Core	2,844	55,512
Northern Large Cap Value	17,040	17,642
Oak Ridge Small Cap Growth	48,874	37,347
Oppenheimer Developing Markets	81,387	146,490
Oppenheimer Discovery	46,198	25,800
Oppenheimer Global	221,714	44,588
Perkins Mid Cap Value	215,625	72,840
PIMCO All Asset	65,552	204,501
PIMCO CommodityRealReturn Strategy	175,908	110,755
PIMCO Emerging Markets Bond	1,836	723
PIMCO Foreign Bond (U.S. Dollar-Hedged)	262,518	611,321
PIMCO Low Duration	40,474	3,653
PIMCO Real Return	62,395	492,403
PIMCO StocksPLUS Small Fund (b)	254,296	126,013
PIMCO Total Return	298,195	732,244
Pioneer Strategic Income	48,189	48,598
Prudential Jennison 20/20 Focus	325,774	230,946
Prudential Jennison Mid Cap Growth	159,251	85,369
Prudential Jennison Natural Resources	658	77
Prudential Jennison Small Company	43,539	39,661
Prudential Small-Cap Value	1,905,171	1,309,340
RidgeWorth Mid Cap Value Equity	88,091	7,651
Royce Opportunity	83,683	98,076
Royce Small-Cap Value (b)	530,756	540,537
RS Partners (c)	23,621	166,509

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
Subaccount	Cost of Purchases	Proceeds from Sales

RS Technology	$ 51,450	$ 48,493
RS Value	432,525	272,839
T. Rowe Price Capital Appreciation	542,497	237,761
T. Rowe Price Growth Stock	412,147	389,883
T. Rowe Price Retirement 2010	336	6,537
T. Rowe Price Retirement 2015	2,038	16,345
T. Rowe Price Retirement 2020	24,588	12,866
T. Rowe Price Retirement 2025	13,621	992
T. Rowe Price Retirement 2030	18,056	270
T. Rowe Price Retirement 2035	3,952	22,158
T. Rowe Price Retirement 2040	13,185	181
T. Rowe Price Retirement 2055	53,153	23,244
T. Rowe Price Retirement Balanced	33,757	588
Wells Fargo Growth (b)(c)	79,586	74,150
Wells Fargo Large Cap Core (b)	138,440	256,416
Wells Fargo Opportunity (b)	59,376	27,550
Wells Fargo Small Cap Value (b)	235,389	109,640

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

Market Risk
Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders investments in the funds and the amounts reported in the statement of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.
Annuity Assets
As of December 31, 2015, annuity assets have not been established, as there are no contracts that have matured and are in the payout stage. Such assets would be computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.
Reinvestment of Dividends
Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.
Federal Income Taxes
The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this,

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Recently Issued Accounting Standards
In May 2015, the FASB issued Accounting Standards Update guidance (ASU No. 2015-07), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendments in this Update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 would be effective for fiscal periods beginning after December 15, 2016, with early application permitted. The Account expects this ASU to only have a presentation impact on the financial statements of the Account.
In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment Companies Measurement, and Disclosure Requirements, which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value. ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees. Management has evaluated the criteria in the standard and concluded that the Account qualifies as an investment company and therefore will continue to apply the accounting requirements of ASC 946. The adoption of ASU 2013-08 had no impact on the Account’s financial statements.
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
•	Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•	Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.
The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.
Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
1. Organization and Significant Accounting Policies (continued)
The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2015, based on the priority of the inputs to the valuation technique above. There were no transfers between levels during the year ended December 31, 2015. The Account had no financial liabilities as of December 31, 2015.
2. Variable Annuity Contract Charges
Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net assets value.
Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.75% of the average daily net asset value. The mortality and expense risk charge is based on the daily value of the individual contract.
Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.
Contract owner maintenance charges on the statements of changes in net assets may include the following charges:
•
Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $25,000, SBL deducts an additional 0.15% above the minimum annual rate of 0.75%, as a contract level deduction for mortality and expense risk.

•
Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•
Account Administrative Charge: SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55% of the contract value.
3. Summary of Unit Transactions
The changes in units outstanding for the periods December 31, 2015 and 2014, were as follows:
	2015			2014
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

American Century Diversified Bond	27,753	(16,524)	11,229	27,123	(26,599)	524
American Century Equity Income	24,903	(19,717)	5,186	20,198	(24,887)	(4,689)
American Century Heritage	4,079	(3,857)	222	12,100	(15,415)	(3,315)
American Century International Bond	626	(26)	600	287	(2)	285
American Century International Growth	42,330	(34,412)	7,918	79,056	(45,122)	33,934
American Century Select	7,245	(3,114)	4,131	5,610	(2,312)	3,298
American Century Strategic Allocation: Aggressive	6,014	(7,899)	(1,885)	8,131	(2,610)	5,521
American Century Strategic Allocation: Conservative	3,058	(37,463)	(34,405)	6,204	(10,056)	(3,852)
American Century Strategic Allocation: Moderate	60,114	(54,144)	5,970	46,917	(20,142)	26,775

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2015			2014
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

American Century Ultra	13,969	(16,319)	(2,350)	5,137	(5,791)	(654)
Aston/Fairpointe Mid Cap	10,340	(14,887)	(4,547)	18,971	(8,333)	10,638
Baron Asset	3,952	(3,478)	474	6,074	(2,672)	3,402
BlackRock Equity Dividend	18,348	(15,052)	3,296	24,310	(18,923)	5,387
BlackRock Global Allocation	15,887	(3,709)	12,178	3,972	(3,020)	952
BlackRock International Opportunities	25,046	(16,374)	8,672	17,859	(5,605)	12,254
BlackRock Small Cap Growth Equity	653	(331)	322	253	(130)	123
Calamos Growth and Income	5,754	(7,834)	(2,080)	8,341	(6,388)	1,953
Calamos High Income	10,244	(12,593)	(2,349)	12,631	(17,289)	(4,658)
ClearBridge Small Cap Growth	72	(204)	(132)	3,101	(15,672)	(12,571)
Dreyfus Appreciation	21,373	(28,643)	(7,270)	18,264	(18,954)	(690)
Dreyfus General Money Market	132,213	(206,535)	(74,322)	213,991	(227,487)	(13,496)
Dreyfus Opportunistic Midcap Value	15,126	(17,292)	(2,166)	10,932	(14,965)	(4,033)
Dreyfus Strategic Value	14,634	(23,825)	(9,191)	11,698	(14,537)	(2,839)
Federated Bond	139,609	(71,945)	67,664	55,998	(24,475)	31,523
Fidelity Advisor Dividend Growth	17,631	(14,352)	3,279	9,781	(12,028)	(2,247)
Fidelity Advisor International Capital Appreciation (c)	276	(995)	(719)	288	(82)	206
Fidelity Advisor Leveraged Company Stock	1,877	(2,064)	(187)	10,265	(5,631)	4,634
Fidelity Advisor New Insights	45,902	(66,015)	(20,113)	81,121	(16,786)	64,335
Fidelity Advisor Real Estate	7,499	(9,891)	(2,392)	11,303	(8,241)	3,062
Fidelity Advisor Stock Selector Mid Cap	540	(2,646)	(2,106)	1,521	(2,093)	(572)
Fidelity Advisor Value Strategies	6,288	(9,337)	(3,049)	5,900	(5,648)	252
Goldman Sachs Emerging Markets Equity	36,360	(17,567)	18,793	16,618	(30,904)	(14,286)
Goldman Sachs Government Income	36,931	(39,610)	(2,679)	56,860	(61,805)	(4,945)
Guggenheim Alpha Opportunity (d)	235	(1,268)	(1,033)	324	(2,168)	(1,844)
Guggenheim Floating Rate Strategies	82,466	(66,971)	15,495	179,672	(159,047)	20,625
Guggenheim High Yield	20,132	(19,165)	967	121,849	(127,261)	(5,412)
Guggenheim Large Cap Value	16,265	(29,204)	(12,939)	74,057	(58,069)	15,988
Guggenheim Long Short Equity	2,770	(2,826)	(56)	4,348	(14,262)	(9,914)
Guggenheim Macro Opportunities	696	(1)	695	-	-	-
Guggenheim Managed Futures Strategy	17	(18)	(1)	21	(361)	(340)
Guggenheim Mid Cap Value	14,461	(24,055)	(9,594)	124,152	(122,062)	2,090
Guggenheim Multi-Hedge Strategies	113	(107)	6	93	(47)	46
Guggenheim Small Cap Value	1,411	(3,820)	(2,409)	28,583	(35,085)	(6,502)
Guggenheim StylePlus Large Core	3,079	(3,246)	(167)	25,632	(28,424)	(2,792)
Guggenheim StylePlus Mid Growth	8,017	(19,313)	(11,296)	75,049	(74,412)	637
Guggenheim Total Return Bond	20,771	(3,399)	17,372	20,148	(17,191)	2,957
Guggenheim US Investment Grade Bond	35,157	(28,791)	6,366	129,217	(99,844)	29,373

(c) Closed to new investments. See Note 1.
(d) Re-opened to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2015			2014
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Guggenheim World Equity Income	70,629	(74,628)	(3,999)	244,414	(243,255)	1,159
INTECH U.S. Core	35,233	(33,403)	1,830	12,078	(15,301)	(3,223)
Invesco American Franchise	3,994	(5,575)	(1,581)	4,639	(4,892)	(253)
Invesco Comstock	70,276	(77,679)	(7,403)	57,153	(105,592)	(48,439)
Invesco Energy	1,045	(1,964)	(919)	9,140	(1,204)	7,936
Invesco Equity and Income	34,805	(38,915)	(4,110)	39,560	(39,457)	103
Invesco Gold & Precious Metals	1,424	(232)	1,192	2,532	(7,503)	(4,971)
Invesco Mid Cap Core Equity	7,429	(20,820)	(13,391)	7,157	(11,338)	(4,181)
Invesco Mid Cap Growth	13,834	(13,878)	(44)	1,391	(3,860)	(2,469)
Invesco Small Cap Growth (c)	1,481	(7,288)	(5,807)	1,298	(4,814)	(3,516)
Invesco Technology	4,642	(6,789)	(2,147)	6,302	(8,152)	(1,850)
Invesco Value Opportunities	3,418	(3,944)	(526)	3,988	(3,829)	159
Ivy Asset Strategy	6,153	(4,536)	1,617	10,153	(1,768)	8,385
Janus Overseas	25,963	(63,084)	(37,121)	41,532	(41,000)	532
Neuberger Berman Large Cap Value	8,494	(11,329)	(2,835)	8,190	(5,605)	2,585
Neuberger Berman Socially Responsive	7,421	(2,392)	5,029	4,142	(10,464)	(6,322)
Northern Global Tactical Asset Allocation	4,399	(7,366)	(2,967)	1,294	(634)	660
Northern Large Cap Core	441	(3,935)	(3,494)	12,970	(13,660)	(690)
Northern Large Cap Value	1,538	(1,301)	237	2,418	(1,057)	1,361
Oak Ridge Small Cap Growth	3,362	(2,732)	630	9,055	(3,618)	5,437
Oppenheimer Developing Markets	12,066	(18,691)	(6,625)	13,780	(6,850)	6,930
Oppenheimer Discovery	3,454	(2,045)	1,409	1,160	(1,282)	(122)
Oppenheimer Global	19,049	(6,388)	12,661	10,311	(29,031)	(18,720)
Perkins Mid Cap Value	17,731	(8,104)	9,627	5,753	(1,724)	4,029
PIMCO All Asset	9,200	(22,315)	(13,115)	15,142	(29,144)	(14,002)
PIMCO CommodityRealReturn Strategy	29,689	(18,812)	10,877	6,143	(6,443)	(300)
PIMCO Emerging Markets Bond	193	(82)	111	307	(3,043)	(2,736)
PIMCO Foreign Bond (U.S. Dollar-Hedged)	24,806	(57,882)	(33,076)	72,166	(29,404)	42,762
PIMCO Low Duration	4,577	(384)	4,193	6,410	(21,561)	(15,151)
PIMCO Real Return	16,576	(53,943)	(37,367)	29,717	(41,737)	(12,020)
PIMCO StocksPLUS Small Fund (b)	16,859	(9,420)	7,439	11,191	(31,747)	(20,556)
PIMCO Total Return	35,640	(78,385)	(42,745)	58,583	(93,014)	(34,431)
Pioneer Strategic Income	4,886	(4,814)	72	8,040	(1,942)	6,098
Prudential Jennison 20/20 Focus	18,117	(23,908)	(5,791)	26,062	(18,718)	7,344
Prudential Jennison Mid Cap Growth	13,560	(7,905)	5,655	2,508	(3,748)	(1,240)
Prudential Jennison Natural Resources	131	(12)	119	6,853	(6,513)	340
Prudential Jennison Small Company	2,348	(3,037)	(689)	4,512	(12,143)	(7,631)
Prudential Small-Cap Value	196,537	(168,470)	28,067	46,636	(12,416)	34,220
RidgeWorth Mid Cap Value Equity	6,329	(640)	5,689	1,550	(73)	1,477
(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
3. Summary of Unit Transactions (continued)
	2015			2014
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Royce Opportunity	6,421	(9,174)	(2,753)	12,313	(4,999)	7,314
Royce Small-Cap Value (b)	80,684	(88,218)	(7,534)	9,570	(17,803)	(8,233)
RS Partners (c)	1,585	(7,875)	(6,290)	1,464	(7,520)	(6,056)
RS Technology	2,849	(3,219)	(370)	3,774	(4,168)	(394)
RS Value	33,907	(25,616)	8,291	11,679	(10,447)	1,232
T. Rowe Price Capital Appreciation	33,775	(19,529)	14,246	34,816	(34,337)	479
T. Rowe Price Growth Stock	28,398	(30,222)	(1,824)	33,595	(19,491)	14,104
T. Rowe Price Retirement 2010	33	(584)	(551)	47	(409)	(362)
T. Rowe Price Retirement 2015	148	(1,391)	(1,243)	1,806	(957)	849
T. Rowe Price Retirement 2020	2,101	(1,084)	1,017	2,156	(19)	2,137
T. Rowe Price Retirement 2025	1,068	(28)	1,040	2,049	(21)	2,028
T. Rowe Price Retirement 2030	1,464	(8)	1,456	242	(6)	236
T. Rowe Price Retirement 2035	328	(1,803)	(1,475)	2,229	(200)	2,029
T. Rowe Price Retirement 2040	1,032	(6)	1,026	-	-	-
T. Rowe Price Retirement 2055	4,158	(1,901)	2,257	-	-	-
T. Rowe Price Retirement Balanced	3,343	(43)	3,300	3,285	(15)	3,270
Wells Fargo Growth (b)(c)	3,408	(5,218)	(1,810)	1,435	(11,704)	(10,269)
Wells Fargo Large Cap Core (b)	16,031	(26,409)	(10,378)	11,983	(27,740)	(15,757)
Wells Fargo Opportunity (b)	1,991	(1,995)	(4)	2,855	(10,220)	(7,365)
Wells Fargo Small Cap Value (b)	5,581	(6,857)	(1,276)	4,929	(12,989)	(8,060)

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights
A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2015, were as follows:
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

American Century Diversified Bond (a)
2015	55,755	9.17	511,234	2.51	0.90	(3.88)
2014	44,526	9.54	424,704	2.50	0.90	1.60
2013	44,002	9.39	412,979	2.14	0.90	(6.29)
2012	219	10.02	2,193	1.82	0.90	0.20
American Century Equity Income
2015	133,209	15.28	2,035,528	2.17	0.90	(3.47)
2014	128,023	15.83	2,027,150	2.17	0.90	7.76
2013	132,712	14.69	1,949,923	2.22	0.90	14.68
2012	131,216	12.81	1,680,443	2.27	0.90	7.02
2011	157,484	11.97	1,885,400	2.42	0.90	(0.66)
American Century Heritage
2015	49,465	16.26	803,840	-	0.90	(2.22)
2014	49,243	16.63	818,655	-	0.90	3.74
2013	52,558	16.03	842,135	-	0.90	25.63
2012	61,613	12.76	785,714	-	0.90	11.34
2011	101,137	11.46	1,158,432	-	0.90	(10.26)
American Century International Bond (a)
2015	885	7.49	6,621	-	0.90	(10.73)
2014	285	8.39	2,395	2.67	0.90	(6.88)
2013	-	9.01	-	-	0.90	(8.99)
2012	-	9.90	-	-	0.90	(1.00)
American Century International Growth
2015	130,161	9.26	1,205,634	0.32	0.90	(3.44)
2014	122,243	9.59	1,173,095	0.78	0.90	(9.19)
2013	88,309	10.56	932,793	0.89	0.90	17.86
2012	153,469	8.96	1,374,897	1.50	0.90	16.97
2011	168,755	7.66	1,292,822	0.73	0.90	(15.45)
American Century Select
2015	45,743	10.07	461,002	0.18	0.90	3.28
2014	41,612	9.75	405,942	0.16	0.90	5.98
2013	38,314	9.20	352,520	0.20	0.90	25.00
2012	39,017	7.36	287,328	0.46	0.90	10.01
2011	75,621	6.69	505,568	0.03	0.90	(2.62)
(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

American Century Strategic Allocation: Aggressive
2015	55,551	10.96	608,858	0.77	0.90	(5.52)
2014	57,436	11.60	666,111	0.09	0.90	2.65
2013	51,915	11.30	586,367	1.02	0.90	14.95
2012	54,291	9.83	533,286	1.39	0.90	10.33
2011	64,439	8.91	573,762	0.88	0.90	(5.81)
American Century Strategic Allocation: Conservative
2015	38,129	10.22	389,919	0.10	0.90	(5.55)
2014	72,534	10.82	784,983	0.57	0.90	1.88
2013	76,386	10.62	810,804	0.86	0.90	5.46
2012	71,727	10.07	722,408	1.21	0.90	5.11
2011	70,743	9.58	677,790	1.68	0.90	(0.83)
American Century Strategic Allocation: Moderate
2015	388,592	10.69	4,152,188	0.63	0.90	(5.90)
2014	382,622	11.36	4,343,636	0.61	0.90	2.34
2013	355,847	11.10	3,946,449	0.92	0.90	10.78
2012	315,569	10.02	3,161,337	1.37	0.90	8.32
2011	264,613	9.25	2,448,493	1.51	0.90	(3.44)
American Century Ultra
2015	24,878	15.11	375,802	-	0.90	1.82
2014	27,228	14.84	403,867	0.08	0.90	5.47
2013	27,882	14.07	392,260	0.06	0.90	31.37
2012	23,009	10.71	246,431	0.38	0.90	9.51
2011	34,957	9.78	341,861	-	0.90	(2.88)
Aston/Fairpointe Mid Cap
2015	44,668	14.66	654,569	0.28	0.90	(13.82)
2014	49,215	17.01	836,736	0.11	0.90	5.59
2013	38,577	16.11	621,372	-	0.90	38.88
2012	39,979	11.60	463,425	0.52	0.90	12.08
2011	107,974	10.35	1,117,669	0.19	0.90	(10.16)
Baron Asset
2015	39,708	12.52	497,030	-	0.90	(3.91)
2014	39,234	13.03	511,058	-	0.90	5.34
2013	35,832	12.37	443,239	-	0.90	33.59
2012	35,773	9.26	331,287	-	0.90	10.90
2011	44,511	8.35	371,714	-	0.90	(6.70)

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

BlackRock Equity Dividend (a)
2015	72,138	12.01	866,441	1.73	0.90	(4.23)
2014	68,842	12.54	863,184	1.71	0.90	4.94
2013	63,455	11.95	758,476	2.12	0.90	19.62
2012	57,545	9.99	575,218	3.33	0.90	(0.10)
BlackRock Global Allocation (a)
2015	20,142	10.28	207,070	1.32	0.90	(4.90)
2014	7,964	10.81	86,053	2.31	0.90	(1.99)
2013	7,012	11.03	77,320	2.60	0.90	10.08
2012	242	10.02	2,423	1.07	0.90	0.20
BlackRock International Opportunities (a)
2015	34,746	10.01	347,946	-	0.90	(4.76)
2014	26,074	10.51	274,106	2.86	0.90	(14.83)
2013	13,820	12.34	170,558	0.09	0.90	17.41
2012	16,702	10.51	175,494	2.92	0.90	5.10
BlackRock Small Cap Growth Equity (a)
2015	2,098	12.39	26,001	-	0.90	(7.61)
2014	1,776	13.41	23,801	-	0.90	(2.05)
2013	1,653	13.69	22,623	-	0.90	39.41
2012	546	9.82	5,359	-	0.90	(1.80)
Calamos Growth and Income
2015	44,081	11.21	494,122	3.36	0.90	(2.18)
2014	46,161	11.46	529,250	1.22	0.90	3.15
2013	44,208	11.11	491,274	1.46	0.90	12.34
2012	45,931	9.89	454,461	2.26	0.90	4.21
2011	42,175	9.49	400,284	1.38	0.90	(4.62)
Calamos High Income
2015	20,930	10.22	213,939	5.48	0.90	(8.34)
2014	23,279	11.15	259,506	6.86	0.90	(3.04)
2013	27,937	11.50	321,135	5.88	0.90	2.13
2012	16,214	11.26	182,693	5.53	0.90	6.93
2011	13,261	10.53	139,690	6.35	0.90	0.10
ClearBridge Small Cap Growth (a)
2015	2,220	12.44	27,751	-	0.90	(8.53)
2014	2,352	13.60	32,107	-	0.90	(0.66)
2013	14,923	13.69	204,300	-	0.90	39.55
2012	13,718	9.81	134,619	-	0.90	(1.90)
(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Dreyfus Appreciation
2015	73,537	10.21	751,626	1.66	0.90	(6.24)
2014	80,807	10.89	880,869	1.63	0.90	4.21
2013	81,497	10.45	853,094	1.95	0.90	16.76
2012	121,024	8.95	1,084,265	1.70	0.90	5.92
2011	231,081	8.45	1,952,823	1.38	0.90	3.68
Dreyfus General Money Market
2015	253,973	6.67	1,696,688	0.01	0.90	(3.75)
2014	328,295	6.93	2,275,959	0.01	0.90	(3.88)
2013	341,791	7.21	2,463,817	0.01	0.90	(3.74)
2012	255,075	7.49	1,912,445	0.01	0.90	(3.85)
2011	295,423	7.79	2,302,512	0.04	0.90	(3.83)
Dreyfus Opportunistic Midcap Value
2015	54,582	15.88	867,332	-	0.90	(13.88)
2014	56,748	18.44	1,047,155	0.11	0.90	5.01
2013	60,781	17.56	1,067,700	-	0.90	34.35
2012	43,975	13.07	575,114	0.24	0.90	14.85
2011	51,488	11.38	586,341	0.67	0.90	(9.39)
Dreyfus Strategic Value
2015	71,945	14.54	1,046,539	0.94	0.90	(6.07)
2014	81,136	15.48	1,256,116	0.82	0.90	6.25
2013	83,975	14.57	1,224,029	0.58	0.90	32.33
2012	139,611	11.01	1,537,057	1.06	0.90	13.51
2011	200,374	9.70	1,943,954	0.74	0.90	(9.85)
Federated Bond
2015	225,651	11.27	2,542,923	4.76	0.90	(5.69)
2014	157,987	11.95	1,888,294	4.28	0.90	1.79
2013	126,464	11.74	1,484,912	5.14	0.90	(3.06)
2012	105,036	12.11	1,272,036	4.85	0.90	6.04
2011	96,029	11.42	1,097,122	5.21	0.90	1.87
Fidelity Advisor Dividend Growth
2015	58,811	10.44	613,894	0.81	0.90	(5.00)
2014	55,532	10.99	610,253	0.79	0.90	7.01
2013	57,779	10.27	593,243	0.30	0.90	25.86
2012	56,555	8.16	461,377	0.54	0.90	13.65
2011	64,794	7.18	465,293	-	0.90	(12.55)

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Fidelity Advisor International Capital Appreciation (c)
2015	8,237	11.75	96,853	-	0.90	(1.51)
2014	8,956	11.93	106,836	-	0.90	(1.57)
2013	8,750	12.12	106,059	0.30	0.90	16.43
2012	9,093	10.41	94,700	0.30	0.90	20.63
2011	19,585	8.63	169,150	0.49	0.90	(16.70)
Fidelity Advisor Leveraged Company Stock(a)
2015	9,156	12.87	117,940	0.23	0.90	(9.62)
2014	9,343	14.24	133,128	0.35	0.90	1.06
2013	4,709	14.09	66,369	0.07	0.90	30.95
2012	100	10.76	1,079	-	0.90	7.60
Fidelity Advisor New Insights (a)
2015	125,319	12.82	1,606,301	-	0.90	(1.76)
2014	145,432	13.05	1,898,074	-	0.90	4.82
2013	81,097	12.45	1,009,610	-	0.90	27.04
2012	1,078	9.80	10,571	-	0.90	(2.00)
Fidelity Advisor Real Estate
2015	49,691	22.58	1,121,964	1.03	0.90	(0.88)
2014	52,083	22.78	1,186,724	1.26	0.90	24.21
2013	49,021	18.34	898,854	1.16	0.90	(2.60)
2012	48,937	18.83	921,278	0.92	0.90	13.30
2011	38,437	16.62	638,908	0.35	0.90	3.04
Fidelity Advisor Stock Selector Mid Cap
2015	12,611	12.87	162,312	-	0.90	(7.41)
2014	14,717	13.90	204,604	-	0.90	5.46
2013	15,289	13.18	201,567	-	0.90	25.64
2012	15,342	10.49	160,988	0.38	0.90	14.39
2011	18,651	9.17	170,971	0.19	0.90	(8.85)
Fidelity Advisor Value Strategies
2015	55,892	14.01	783,269	0.72	0.90	(6.79)
2014	58,941	15.03	886,052	0.54	0.90	1.90
2013	58,689	14.75	865,776	0.46	0.90	24.79
2012	60,298	11.82	712,659	0.06	0.90	21.60
2011	62,092	9.72	603,755	0.26	0.90	(13.21)
(a) Prior year new subaccount. See Note 1. (c) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Goldman Sachs Emerging Markets Equity
2015	72,193	7.45	537,635	-	0.90	(9.70)
2014	53,400	8.25	440,233	-	0.90	(3.06)
2013	67,686	8.51	575,950	0.24	0.90	(7.30)
2012	96,156	9.18	882,697	0.55	0.90	12.64
2011	74,430	8.15	606,493	0.12	0.90	(23.55)
Goldman Sachs Government Income
2015	216,714	9.40	2,037,331	1.31	0.90	(3.69)
2014	219,393	9.76	2,142,087	1.32	0.90	(0.10)
2013	224,338	9.77	2,191,286	0.79	0.90	(6.42)
2012	229,254	10.44	2,392,346	1.00	0.90	(1.60)
2011	199,078	10.61	2,111,594	1.10	0.90	2.31
Guggenheim Alpha Opportunity (d)
2015	6,850	18.89	129,197	-	0.90	(8.26)
2014	7,883	20.59	162,143	0.02	0.90	5.48
2013	9,727	19.52	189,689	-	0.90	26.75
2012	10,666	15.40	164,063	-	0.90	9.69
2011	15,226	14.04	213,676	-	0.90	(0.14)
Guggenheim Floating Rate Strategies (a)
2015	150,462	10.14	1,524,954	4.44	0.90	(2.78)
2014	134,967	10.43	1,407,153	4.82	0.90	(1.42)
2013	114,342	10.58	1,209,880	3.60	0.90	2.62
2012	71	10.31	729	3.84	0.90	3.10
Guggenheim High Yield
2015	100,261	14.11	1,413,706	6.74	0.90	(6.06)
2014	99,294	15.02	1,490,623	6.84	0.90	(2.59)
2013	104,706	15.42	1,614,935	6.61	0.90	6.86
2012	146,430	14.43	2,113,622	8.03	0.90	12.38
2011	138,833	12.84	1,782,746	9.46	0.90	(7.16)
Guggenheim Large Cap Value
2015	42,355	10.67	451,784	0.77	0.90	(8.88)
2014	55,294	11.71	647,208	0.94	0.90	4.65
2013	39,306	11.19	439,785	0.70	0.90	26.01
2012	31,769	8.88	282,170	0.94	0.90	11.00
2011	32,368	8.00	259,136	0.57	0.90	(7.83)
(a) Prior year new subaccount. See Note 1. (d) Re-opened to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Guggenheim Long Short Equity
2015	38,843	12.29	477,490	-	0.90	(2.69)
2014	38,899	12.63	491,581	-	0.90	(1.17)
2013	48,813	12.78	623,785	-	0.90	13.70
2012	60,305	11.24	677,801	0.35	0.90	-
2011	68,533	11.24	770,158	-	0.90	(10.44)
Guggenheim Macro Opportunities (a)
2015	695	10.08	7,005	4.48	0.90	(5.26)
2014	-	10.64	-	-	0.90	1.14
2013	-	10.52	-	-	0.90	(0.19)
2012	-	10.54	-	-	0.90	5.40
Guggenheim Managed Futures Strategy (a)
2015	70	9.27	651	2.53	0.90	(4.83)
2014	71	9.74	694	0.36	0.90	5.87
2013	411	9.20	3,782	-	0.90	0.33
2012	-	9.17	-	-	0.90	(8.30)
Guggenheim Mid Cap Value
2015	97,684	20.05	1,959,207	-	0.90	(11.09)
2014	107,278	22.55	2,419,343	-	0.90	(3.30)
2013	105,188	23.32	2,453,507	-	0.90	27.78
2012	97,235	18.25	1,775,279	-	0.90	12.17
2011	166,020	16.27	2,701,741	-	0.90	(10.75)
Guggenheim Multi-Hedge Strategies (a)
2015	397	9.47	3,761	-	0.90	(2.67)
2014	391	9.73	3,807	0.81	0.90	0.83
2013	345	9.65	3,333	-	0.90	(2.43)
2012	-	9.89	-	-	0.90	(1.10)
Guggenheim Small Cap Value (a)
2015	15,225	11.32	172,398	-	0.90	(11.01)
2014	17,634	12.72	224,394	0.42	0.90	(5.43)
2013	24,136	13.45	324,538	0.33	0.90	30.71
2012	-	10.29	-	-	0.90	2.90
Guggenheim StylePlus Large Core
2015	19,290	8.50	163,975	0.53	0.90	(2.86)
2014	19,457	8.75	170,286	0.85	0.90	10.48
2013	22,249	7.92	176,105	0.24	0.90	23.56
2012	18,910	6.41	121,226	0.41	0.90	8.09
2011	16,807	5.93	99,647	0.12	0.90	(8.06)
(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Guggenheim StylePlus Mid Growth
2015	51,189	10.76	550,971	0.10	0.90	(4.61)
2014	62,485	11.28	704,776	-	0.90	8.05
2013	61,848	10.44	645,673	-	0.90	24.88
2012	58,787	8.36	491,696	-	0.90	10.44
2011	69,208	7.57	523,685	-	0.90	(8.35)
Guggenheim Total Return Bond (a)
2015	22,985	10.38	238,623	3.51	0.90	(2.99)
2014	5,613	10.70	60,013	6.93	0.90	3.68
2013	2,656	10.32	27,401	3.24	0.90	(1.99)
2012	-	10.53	-	-	0.90	5.30
Guggenheim US Investment Grade Bond
2015	113,086	9.80	1,108,317	4.77	0.90	(2.87)
2014	106,720	10.09	1,076,644	3.46	0.90	3.49
2013	77,347	9.75	753,378	4.13	0.90	(0.71)
2012	69,439	9.82	681,494	2.56	0.90	2.29
2011	95,494	9.60	916,559	2.64	0.90	2.89
Guggenheim World Equity Income
2015	182,621	9.89	1,805,218	2.39	0.90	(4.72)
2014	186,620	10.38	1,937,241	2.98	0.90	0.58
2013	185,461	10.32	1,914,908	1.84	0.90	14.79
2012	118,524	8.99	1,066,893	1.36	0.90	11.40
2011	226,593	8.07	1,829,768	0.05	0.90	(19.22)
INTECH U.S. Core
2015	35,022	12.65	443,414	-	0.90	(2.77)
2014	33,192	13.01	431,841	2.06	0.90	8.96
2013	36,415	11.94	435,026	1.11	0.90	29.36
2012	5,649	9.23	52,120	1.07	0.90	10.01
2011	7,009	8.39	58,807	0.60	0.90	0.60
Invesco American Franchise
2015	59,413	9.05	537,260	-	0.90	0.89
2014	60,994	8.97	546,597	-	0.90	4.18
2013	61,247	8.61	526,809	0.12	0.90	34.53
2012	61,087	6.40	391,025	0.02	0.90	8.84
2011	67,250	5.88	395,446	-	0.90	(10.50)
(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Invesco Comstock
2015	288,883	11.85	3,421,540	1.38	0.90	(9.54)
2014	296,286	13.10	3,879,454	1.55	0.90	4.97
2013	344,725	12.48	4,300,997	1.47	0.90	30.00
2012	193,885	9.60	1,859,636	1.63	0.90	14.42
2011	280,999	8.39	2,357,782	1.28	0.90	(5.73)
Invesco Energy (a)
2015	9,157	5.87	53,686	0.48	0.90	(32.06)
2014	10,076	8.64	86,982	0.53	0.90	(20.44)
2013	2,140	10.86	23,139	0.07	0.90	17.66
2012	27,314	9.23	252,079	-	0.90	(7.70)
Invesco Equity and Income
2015	281,675	13.55	3,816,682	2.18	0.90	(6.10)
2014	285,785	14.43	4,123,543	2.62	0.90	4.87
2013	285,682	13.76	3,929,609	2.03	0.90	20.17
2012	270,751	11.45	3,098,916	2.23	0.90	8.63
2011	262,087	10.54	2,763,285	1.94	0.90	(5.05)
Invesco Gold & Precious Metals (a)
2015	12,415	3.23	40,046	-	0.90	(27.58)
2014	11,223	4.46	50,067	-	0.90	(12.03)
2013	16,194	5.07	82,093	-	0.90	(47.24)
2012	13,241	9.61	127,281	-	0.90	(3.90)
Invesco Mid Cap Core Equity
2015	44,817	13.10	587,143	0.03	0.90	(8.01)
2014	58,208	14.24	828,869	0.01	0.90	0.56
2013	62,389	14.16	883,873	-	0.90	24.21
2012	52,555	11.40	599,250	0.41	0.90	6.15
2011	84,355	10.74	906,000	-	0.90	(9.82)
Invesco Mid Cap Growth
2015	21,562	10.41	224,590	-	0.90	(2.62)
2014	21,606	10.69	231,116	-	0.90	3.79
2013	24,075	10.30	248,043	0.09	0.90	31.88
2012	15,934	7.81	124,595	-	0.90	7.43
2011	14,928	7.27	108,601	-	0.90	(12.62)
(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Invesco Small Cap Growth (c)
2015	34,904	14.18	494,846	-	0.90	(5.59)
2014	40,711	15.02	611,403	-	0.90	3.59
2013	44,227	14.50	641,412	0.05	0.90	34.51
2012	48,474	10.78	522,475	-	0.90	13.83
2011	54,811	9.47	519,058	-	0.90	(5.02)
Invesco Technology
2015	48,781	6.32	308,034	-	0.90	2.60
2014	50,928	6.16	313,669	-	0.90	6.39
2013	52,778	5.79	305,322	-	0.90	19.88
2012	52,866	4.83	255,063	0.81	0.90	6.39
2011	50,606	4.54	229,536	-	0.90	(6.97)
Invesco Value Opportunities
2015	25,810	8.31	214,102	0.91	0.90	(13.80)
2014	26,336	9.64	253,643	1.75	0.90	2.55
2013	26,177	9.40	245,889	1.24	0.90	27.37
2012	25,536	7.38	188,232	0.85	0.90	13.19
2011	35,302	6.52	230,025	0.61	0.90	(7.12)
Ivy Asset Strategy (a)
2015	30,321	9.68	293,612	0.24	0.90	(11.92)
2014	28,704	10.99	315,602	0.45	0.90	(8.72)
2013	20,319	12.04	244,547	0.83	0.90	19.56
2012	3,130	10.07	31,514	5.06	0.90	0.70
Janus Overseas
2015	155,466	6.20	965,421	3.31	0.90	(12.31)
2014	192,587	7.07	1,363,424	0.48	0.90	(17.21)
2013	192,055	8.54	1,642,460	3.55	0.90	7.56
2012	160,278	7.94	1,274,556	2.22	0.90	7.73
2011	277,410	7.37	2,044,919	-	0.90	(35.46)
Neuberger Berman Large Cap Value
2015	64,814	8.63	559,070	1.79	0.90	(15.89)
2014	67,649	10.26	694,062	1.26	0.90	6.32
2013	65,064	9.65	627,514	1.73	0.90	25.98
2012	56,726	7.66	434,411	1.78	0.90	12.15
2011	47,947	6.83	327,429	0.29	0.90	(14.94)
(a) Prior year new subaccount. See Note 1. (c) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Neuberger Berman Socially Responsive
2015	21,122	12.59	265,779	1.12	0.90	(4.33)
2014	16,093	13.16	211,708	0.84	0.90	6.04
2013	22,415	12.41	278,034	1.49	0.90	32.73
2012	21,525	9.35	201,291	0.74	0.90	6.49
2011	31,063	8.78	272,683	0.75	0.90	(6.70)
Northern Global Tactical Asset Allocation
2015	17,902	11.08	198,406	2.61	0.90	(6.02)
2014	20,869	11.79	246,002	1.57	0.90	(1.75)
2013	20,209	12.00	242,512	1.94	0.90	7.33
2012	21,330	11.18	238,540	2.16	0.90	9.61
2011	19,872	10.20	202,654	2.48	0.90	(3.77)
Northern Large Cap Core
2015	8,278	13.53	112,046	1.56	0.90	(5.32)
2014	11,772	14.29	168,208	0.16	0.90	4.99
2013	12,462	13.61	169,512	0.18	0.90	26.72
2012	12,889	10.74	138,359	0.16	0.90	10.61
2011	23,623	9.71	229,382	-	0.90	(4.33)
Northern Large Cap Value
2015	13,030	13.19	171,696	1.58	0.90	(9.60)
2014	12,793	14.59	186,444	2.73	0.90	6.42
2013	11,432	13.71	156,606	2.04	0.90	30.32
2012	12,712	10.52	133,567	2.89	0.90	9.58
2011	12,799	9.60	122,837	1.44	0.90	(12.41)
Oak Ridge Small Cap Growth (a)
2015	6,196	12.34	76,471	-	0.90	(8.32)
2014	5,566	13.46	74,902	-	0.90	(0.07)
2013	129	13.47	1,734	-	0.90	33.63
2012	-	10.08	-	-	0.90	0.80
Oppenheimer Developing Markets (a)
2015	22,930	8.13	186,353	0.33	0.90	(17.29)
2014	29,555	9.83	290,680	0.30	0.90	(8.47)
2013	22,625	10.74	243,038	0.16	0.90	4.17
2012	1,333	10.31	13,733	0.74	0.90	3.10
Oppenheimer Discovery (a)
2015	3,171	12.59	39,919	-	0.90	(1.87)
2014	1,762	12.83	22,625	-	0.90	(5.94)
2013	1,884	13.64	25,708	-	0.90	40.47
2012	590	9.71	5,727	-	0.90	(2.90)
(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Oppenheimer Global (a)
2015	29,265	12.71	372,124	0.84	0.90	(0.16)
2014	16,604	12.73	211,340	0.52	0.90	(1.77)
2013	35,324	12.96	457,891	1.51	0.90	21.92
2012	1,622	10.63	17,250	1.87	0.90	6.30
Perkins Mid Cap Value (a)
2015	13,753	11.48	157,789	1.53	0.90	(7.72)
2014	4,126	12.44	51,344	6.19	0.90	4.54
2013	97	11.90	1,157	0.01	0.90	20.81
2012	25,218	9.85	248,317	1.16	0.90	(1.50)
PIMCO All Asset
2015	63,447	9.04	573,167	2.69	0.90	(12.91)
2014	76,562	10.38	794,393	3.85	0.90	(3.80)
2013	90,564	10.79	976,683	3.97	0.90	(3.83)
2012	80,651	11.22	904,542	4.61	0.90	10.22
2011	66,644	10.18	678,052	5.75	0.90	(2.30)
PIMCO CommodityRealReturn Strategy (a)
2015	29,041	4.47	129,717	5.78	0.90	(28.93)
2014	18,164	6.29	114,197	0.16	0.90	(21.67)
2013	18,464	8.03	148,190	0.21	0.90	(18.23)
2012	3,226	9.82	31,693	0.40	0.90	(1.80)
PIMCO Emerging Markets Bond (a)
2015	890	8.62	7,651	4.84	0.90	(6.81)
2014	779	9.25	7,186	2.41	0.90	(3.24)
2013	3,515	9.56	33,583	8.15	0.90	(10.57)
2012	144	10.69	1,541	2.21	0.90	6.90
PIMCO Foreign Bond (U.S. Dollar-Hedged)
2015	120,321	11.55	1,389,561	5.49	0.90	(4.07)
2014	153,397	12.04	1,846,826	8.12	0.90	6.17
2013	110,635	11.34	1,254,094	1.60	0.90	(3.57)
2012	89,560	11.76	1,053,039	4.27	0.90	6.23
2011	62,479	11.07	691,543	3.71	0.90	2.03
PIMCO Low Duration (a)
2015	8,392	8.90	74,707	1.72	0.90	(3.78)
2014	4,199	9.25	38,854	1.60	0.90	(3.65)
2013	19,350	9.60	185,853	1.05	0.90	(4.29)
2012	4,912	10.03	49,303	1.30	0.90	0.30
(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

PIMCO Real Return
2015	144,662	9.55	1,381,365	0.39	0.90	(7.10)
2014	182,029	10.28	1,870,895	3.06	0.90	(1.15)
2013	194,049	10.40	2,018,589	0.45	0.90	(13.12)
2012	348,395	11.97	4,171,080	2.30	0.90	4.36
2011	284,963	11.47	3,268,062	3.35	0.90	6.60
PIMCO StocksPLUS Small Fund (a)(b)
2015	36,887	12.98	478,904	1.84	0.90	(10.67)
2014	29,448	14.53	428,066	3.19	0.90	1.89
2013	50,004	14.26	713,223	10.27	0.90	31.55
2012	1,219	10.84	13,212	11.53	0.90	8.40
PIMCO Total Return
2015	217,244	10.66	2,316,155	2.18	0.90	(3.79)
2014	259,989	11.08	2,880,016	3.35	0.90	0.09
2013	294,420	11.07	3,260,286	1.87	0.90	(6.35)
2012	402,013	11.82	4,749,886	3.61	0.90	5.44
2011	388,210	11.21	4,349,257	3.09	0.90	(0.44)
Pioneer Strategic Income (a)
2015	8,975	9.64	86,423	3.26	0.90	(5.21)
2014	8,903	10.17	90,467	2.34	0.90	0.59
2013	2,805	10.11	28,323	8.89	0.90	(2.41)
2012	1,484	10.36	15,366	3.61	0.90	3.60
Prudential Jennison 20/20 Focus
2015	137,662	12.27	1,688,852	-	0.90	0.49
2014	143,453	12.21	1,751,291	-	0.90	2.26
2013	136,109	11.94	1,625,196	-	0.90	23.86
2012	190,285	9.64	1,834,114	-	0.90	8.68
2011	176,664	8.87	1,567,425	-	0.90	(7.60)
Prudential Jennison Mid Cap Growth (a)
2015	11,101	11.82	131,190	-	0.90	(6.49)
2014	5,446	12.64	68,746	-	0.90	4.98
2013	6,686	12.04	80,411	-	0.90	22.86
2012	25,472	9.80	249,629	0.25	0.90	(2.00)
Prudential Jennison Natural Resources (a)
2015	803	5.00	4,019	-	0.90	(32.16)
2014	684	7.37	5,045	-	0.90	(22.99)
2013	344	9.57	3,286	-	0.90	5.63
2012	113	9.06	1,024	-	0.90	(9.40)
(a) Prior year new subaccount. See Note 1. (b) Name change. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Prudential Jennison Small Company
2015	12,859	12.54	161,142	0.13	0.90	(7.45)
2014	13,548	13.55	183,560	0.17	0.90	3.67
2013	21,179	13.07	276,735	0.41	0.90	29.15
2012	11,750	10.12	118,944	0.40	0.90	8.82
2011	15,969	9.30	148,461	-	0.90	(5.68)
Prudential Small-Cap Value
2015	95,996	9.88	947,731	3.07	0.90	(11.86)
2014	67,929	11.21	761,409	1.28	0.90	4.67
2013	33,709	10.71	360,949	2.98	0.90	29.50
2012	5,476	8.27	45,234	0.95	0.90	8.10
2011	20,738	7.65	158,633	0.48	0.90	(2.17)
RidgeWorth Mid Cap Value Equity (a)
2015	8,758	12.66	110,852	1.18	0.90	(9.83)
2014	3,069	14.04	43,105	0.72	0.90	6.44
2013	1,592	13.19	21,010	1.16	0.90	25.86
2012	-	10.48	-	-	0.90	4.80
Royce Opportunity
2015	38,678	10.52	406,743	-	0.90	(17.23)
2014	41,431	12.71	526,580	-	0.90	(4.51)
2013	34,117	13.31	454,241	-	0.90	37.64
2012	37,847	9.67	366,161	-	0.90	17.35
2011	30,589	8.24	251,926	-	0.90	(16.43)
Royce Small-Cap Value (b)
2015	47,321	9.87	466,886	0.45	0.90	(14.84)
2014	54,855	11.59	636,045	-	0.90	(3.90)
2013	63,088	12.06	760,661	-	0.90	22.94
2012	85,101	9.81	835,084	0.90	0.90	5.37
2011	82,988	9.31	772,819	0.19	0.90	(10.99)
RS Partners (c)
2015	39,711	19.13	759,817	-	0.90	(14.14)
2014	46,001	22.28	1,025,255	-	0.90	(7.55)
2013	52,057	24.10	1,254,699	-	0.90	36.70
2012	54,595	17.63	962,479	-	0.90	14.85
2011	70,186	15.35	1,077,635	-	0.90	(11.12)
(a) Prior year new subaccount. See Note 1. (b) Name change. See Note 1. (c) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

RS Technology
2015	9,189	15.57	143,267	-	0.90	1.83
2014	9,559	15.29	146,347	-	0.90	1.26
2013	9,953	15.10	150,470	0.16	0.90	39.94
2012	10,838	10.79	117,069	-	0.90	4.15
2011	8,008	10.36	83,024	-	0.90	(15.22)
RS Value
2015	113,258	10.89	1,233,058	-	0.90	(9.78)
2014	104,967	12.07	1,266,494	0.96	0.90	7.38
2013	103,735	11.24	1,166,085	0.19	0.90	32.39
2012	97,184	8.49	825,038	1.19	0.90	9.41
2011	92,698	7.76	718,868	-	0.90	(14.44)
T. Rowe Price Capital Appreciation
2015	147,401	13.71	2,020,747	1.16	0.90	1.11
2014	133,155	13.56	1,805,809	1.09	0.90	7.62
2013	132,676	12.60	1,671,761	1.04	0.90	17.43
2012	94,804	10.73	1,017,711	1.58	0.90	9.94
2011	92,426	9.76	902,265	1.37	0.90	(1.01)
T. Rowe Price Growth Stock
2015	111,963	14.38	1,609,135	-	0.90	6.05
2014	113,787	13.56	1,541,736	-	0.90	4.15
2013	99,683	13.02	1,296,806	-	0.90	33.27
2012	176,382	9.77	1,723,557	-	0.90	13.74
2011	127,459	8.59	1,094,485	-	0.90	(5.19)
T. Rowe Price Retirement 2010 (a)
2015	925	10.32	9,539	1.12	0.90	(4.97)
2014	1,476	10.86	16,023	1.31	0.90	0.46
2013	1,838	10.81	19,863	1.44	0.90	7.14
2012	1,784	10.09	17,998	3.60	0.90	0.90
T. Rowe Price Retirement 2015 (a)
2015	3,980	10.68	42,496	1.19	0.90	(4.90)
2014	5,223	11.23	58,635	1.47	0.90	0.90
2013	4,374	11.13	48,680	1.32	0.90	10.09
2012	4,166	10.11	42,098	3.23	0.90	1.10
T. Rowe Price Retirement 2020 (a)
2015	4,243	11.01	46,712	1.47	0.90	(4.68)
2014	3,226	11.55	37,253	1.83	0.90	1.05
2013	1,089	11.43	12,428	1.12	0.90	13.06
2012	132	10.11	1,333	2.85	0.90	1.10
(a) Prior year new subaccount. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

T. Rowe Price Retirement 2025 (a)
2015	7,034	11.32	79,620	1.30	0.90	(4.39)
2014	5,994	11.84	70,995	1.36	0.90	1.28
2013	3,966	11.69	46,384	1.90	0.90	15.51
2012	-	10.12	-	-	0.90	1.20
T. Rowe Price Retirement 2030 (a)
2015	1,827	11.57	21,151	1.83	0.90	(4.38)
2014	371	12.10	4,483	1.51	0.90	1.51
2013	135	11.92	1,608	1.62	0.90	17.79
2012	-	10.12	-	-	0.90	1.20
T. Rowe Price Retirement 2035 (a)
2015	1,626	11.76	19,130	0.65	0.90	(4.16)
2014	3,101	12.27	38,066	1.49	0.90	1.49
2013	1,072	12.09	12,957	1.34	0.90	19.47
2012	-	10.12	-	-	0.90	1.20
T. Rowe Price Retirement 2040 (a)
2015	1,026	11.87	12,178	1.79	0.90	(4.20)
2014	-	12.39	-	-	0.90	1.64
2013	-	12.19	-	-	0.90	20.45
2012	-	10.12	-	-	0.90	1.20
T. Rowe Price Retirement 2055 (a)
2015	2,257	11.87	26,799	1.82	0.90	(4.12)
2014	-	12.38	-	-	0.90	1.56
2013	-	12.19	-	-	0.90	20.45
2012	-	10.12	-	-	0.90	1.20
T. Rowe Price Retirement Balanced (a)
2015	6,570	9.90	65,071	1.12	0.90	(5.08)
2014	3,270	10.43	34,109	1.57	0.90	(0.57)
2013	-	10.49	-	-	0.90	4.59
2012	-	10.03	-	-	0.90	0.30
Wells Fargo Growth (b)(c)
2015	27,693	13.17	364,777	-	0.90	(1.42)
2014	29,503	13.36	394,209	-	0.90	(0.30)
2013	39,772	13.40	533,004	-	0.90	27.98
2012	48,621	10.47	508,972	-	0.90	12.22
2011	111,053	9.33	1,036,756	-	0.90	3.78
(a) Prior year new subaccount. See Note 1. (b) Name change. See Note 1. (c) Closed to new investments. See Note 1.

Variable Annuity Account XIV - Security Benefit Advisor Variable Annuity
Notes to Financial Statements (continued)
4. Financial Highlights (continued)
Subaccount	Units	Unit Values ($)(4)	Net Assets ($)	Investment Income Ratios (%)(1)	Expense Ratios (%)(2)	Total Returns (%)(3)(4)

Wells Fargo Large Cap Core (b)
2015	30,380	10.22	310,335	0.25	0.90	(3.68)
2014	40,758	10.61	432,261	0.27	0.90	10.06
2013	56,515	9.64	544,715	1.14	0.90	33.52
2012	11,086	7.22	79,935	0.47	0.90	12.29
2011	31,729	6.43	204,042	0.39	0.90	(3.89)
Wells Fargo Opportunity (b)
2015	26,082	12.17	317,743	1.41	0.90	(6.96)
2014	26,086	13.08	341,772	-	0.90	5.83
2013	33,451	12.36	413,991	-	0.90	24.97
2012	33,853	9.89	335,005	-	0.90	9.89
2011	70,287	9.00	632,979	-	0.90	(10.45)
Wells Fargo Small Cap Value (b)
2015	36,069	16.57	597,341	-	0.90	(14.15)
2014	37,345	19.30	720,315	0.41	0.90	(0.46)
2013	45,405	19.39	880,082	0.34	0.90	10.55
2012	45,176	17.54	792,000	0.47	0.90	8.81
2011	110,263	16.12	1,776,853	0.37	0.90	(11.09)
(b) Name change. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charge applied to policies whose contract values are less than $25,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.
(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.
5. Subsequent Events
The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION
Item 24.  Financial Statements and Exhibits
a.	Financial Statements
The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015; and (2) the audited financial statements of Variable Annuity Account XIV – SecureDesigns Variable Annuity, Variable Annuity Account XIV – Security Benefit Advisor Variable Annuity, and Variable Annuity Account XIV – Valuebuilder Variable Annuity at December 31, 2015, and for each of the specified periods ended December 31, 2015 and 2014, or for such portions of such periods as disclosed in the financial statements.
b.	Exhibits
(1)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
(2)	Not Applicable
(3)	(a)	Service Facilities Agreement(aa)
(b)	Marketing Organization Agreement(x)
(c)	SBL Variable Products Broker/Dealer Sales Agreement(x)
(d)	SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7‑00)(f)
(e)	Marketing Organization Agreement Commission Schedule-SecureDesigns
(f)	Marketing Organization Agreement Commission Schedule – NEA
(g)	Marketing Organization Agreement Commission Schedule – AdvanceDesigns(v)
(h)	Marketing Organization Agreement Commission Schedule – AEA(j)
(i)	Marketing Organization Agreement Commission Schedule – Security Benefit Advisor
(j)	NEA Valuebuilder Marketing Organization Agreement(g)
(k)	AEA Valuebuilder Marketing Organization Agreement(j)
(l)	NEA Valuebuilder Marketing Organization Agreement Annualization Amendment(g)
(m)	Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(l)
(n)	Distribution Agreement(ap)
(4)	(a)	Individual Contract (Form V6029 11‑00)(e)
(b)	Individual Contract-Unisex (Form V6029 11‑00U)(e)
(c)	Tax-Sheltered Annuity Endorsement (Form V6101 9‑10)(ad)
(d)	Nursing Home Endorsement (Form 6052 10‑10)(ad)
(e)	Withdrawal Charge Waiver Endorsement (Form V6051 3‑96)(b)
(f)	Terminal Illness Endorsement (Form 6053 10‑10)(ad)
(g)	Waiver of Withdrawal Charge for Terminal Illness Endorsement (Form V6051 TI 2‑97)(b)
(h)	Individual Retirement Annuity Endorsement (Form V6849A R9‑10)(ad)
(i)	Roth IRA Endorsement (Form V6851A R9-10)(ad)
(j)	Section 457 Endorsement (Form V6054 1‑98)(c)
(k)	403a Endorsement (Form V6057 10‑98)(d)
(l)	Annual Stepped Up Death Benefit Rider (Form V6063 8‑00)(a)
(m)	Guaranteed Growth Death Benefit Rider (Form V6063‑1 8‑00)(a)

(n)	Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6063‑2 8‑00)(a)
(o)	Disability Rider (Form V6064 8‑00)(a)
(p)	Guaranteed Income Benefit Rider (Form V6065 8‑00)(a)
(q)	Credit Enhancement Rider (Form V6067 8‑00)(a)
(r)	Alternative Withdrawal Charge Rider (Form V6069 10‑00)(e)
(s)	Loan Endorsement Rider (Form V6066 10‑00)(g)
(t)	Waiver of Withdrawal Charge Rider - 10 yrs or Disability (Form V6072 4‑01)(g)
(u)	Waiver of Withdrawal Charge Rider - 15 yrs or Disability (Form V6073 4‑01)(g)
(v)	Waiver of Withdrawal Charge Rider - 5 yrs and Age 59½ (Form V6074 4‑01)(g)
(w)	Waiver of Withdrawal Charge Rider - Hardship (Form V6075 4‑01)(g)
(x)	Enhanced and Guaranteed Growth Death Benefit Rider (Form V6076 4‑01)(f)
(y)	Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6077 4‑01)(f)
(z)	Enhanced Death Benefit Rider (Form V6078 4‑01)(f)
(aa)	Enhanced and Annual Stepped Up Death Benefit Rider (Form V6079 4‑01)(f)
(ab)	DCA Plus Rider (Form V6080 4‑01)(g)
(ac)	Credit Enhancement Rider (Form V6084 11‑01)(g)
(ad)	Guaranteed Minimum Withdrawal Benefit (Form V6086 10‑03)(h)
(ae)	Total Protection (Forms V6087 10‑3)(i)
(af)	Dollar for Dollar Living Benefit Rider (Form V6094 R9‑05)(r)
(ag)	Dollar for Dollar Combination Benefit Rider (Form V6095 R9‑05)(r)
(ah)	Bonus Match Rider (Form V6093 10‑05)(q)
(ai)	Guaranteed Lifetime Withdrawal Benefit Rider (Form V6106 6‑07)(w)
(5)	(a)	Application (Form V9001 9-05)(q)
(b)	Application (Form V9201 6-07)(ac)
(c)	Application – Unisex (Form V9001 9‑05U)(q)
(d)	Application – Unisex (Form V9201 6‑07U)(ac)
(e)	Application (Form V9601 5-12)
(f)	Application (Form V9601 5-12)
(g)	Application (Form V9701 7‑07)(ac)
(h)	Application (Form V9701 7‑07U)(ac)
(c)	Application (Form V9496 10‑03)(m)
(d)	Application (Form V9493 11‑00)(e)
(e)	Application (Form V9201 6‑07)(w)
(f)	Application – Unisex (Form V9201 6‑07U)(w)
(6)	(a)	Composite of Articles of Incorporation of SBL(k)
(b)	Bylaws of SBL(av)
(7)	Not Applicable
(8)	(a)	Participation Agreement – ABN AMRO (Aston)(as)
(b)	Participation Agreement – AIM (Invesco) – Variable Insurance Funds(am)
(c)	Participation Agreement – AllianceBernstein(al)
(d)	Participation Agreement – ALPS (Ibbotson)(an)
(e)	Participation Agreement – American Century – Mutual Funds(o)
(i)	Amendment No. 1(y)
(ii)	Amendment No. 2(y)
(iii)	Amendment No. 3(ac)
(f)	Participation Agreement – American Century – Variable Insurance Funds(ah)

(g)	Participation Agreement – American Funds(ao)
(h)	Participation Agreement – Ariel(as)
(i)	Participation Agreement – Baron(v)
(j)	Participation Agreement – BlackRock – Mutual Funds(aj)
(k)	Participation Agreement – BlackRock – Variable Insurance Funds(ad)
(l)	Participation Agreement – Calamos(g)
(i)	Amendment No. 1(v)
(ii)	Amendment No. 2(ab)
(m)	Participation Agreement – Dreyfus – Mutual Funds(o)
(i)	Amendment No. 1(y)
(n)	Participation Agreement – Dreyfus – Variable Insurance Funds(am)
(o)	Participation Agreement – Federated – Mutual Funds(aj)
(p)	Participation Agreement – Fidelity – Mutual Funds(p)
(i)	Amendment No. 1(p)
(ii)	Amendment No. 2(p)
(iii)	Amendment No. 3(v)
(q)	Participation Agreement – Fidelity – Variable Insurance Funds(av)
(r)	Participation Agreement – Franklin Templeton – Variable Insurance Funds(au)
(s)	Participation Agreement – Goldman Sachs – Mutual Funds
(t)	Participation Agreement – Invesco – Mutual Funds(as)
(u)	Participation Agreement – Investment Managers Series Trust – Mutual Funds
(v)	Participation Agreement – Ivy – Mutual Funds(aj)
(w)	Participation Agreement – Ivy- Variable Insurance Funds(ao)
(x)	Participation Agreement – Janus Aspen(al)
(y)	Participation Agreement – Janus – Mutual Funds(as)
(z)	Participation Agreement – JPMorgan(al)
(aa)	Participation Agreement – Legg Mason – Mutual Funds(as)
(ab)	Participation Agreement – Legg Mason – Variable Funds(ae)
(ac)	Participation Agreement – Lord Abbett(ad)
(ad)	Participation Agreement – MFS(al)
(ae)	Participation Agreement – Morgan Stanley(av)
(af)	Participation Agreement – Neuberger Berman – AMT Funds(z)
(ag)	Participation Agreement – Neuberger Berman – Mutual Funds(ac)
(ah)	Participation Agreement – Northern Trust(q)
(ai)	Participation Agreement – Oppenheimer – Mutual Funds(as)
(aj)	Participation Agreement – Oppenheimer – Variable Funds(ad)
(ak)	Participation Agreement – PIMCO – Mutual Funds(o)
(i)	Amendment No. 1(o)
(ii)	Amendment No. 2(v)
(al)	Participation Agreement – PIMCO – Variable Insurance Funds(ai)
(am)	Participation Agreement – Pioneer – Mutual Funds(as)
(an)	Participation Agreement – Potomac (Direxion)(s)
(ao)	Participation Agreement – Prudential – Mutual Funds(v)
(ap)	Participation Agreement - Putnam(al)
(aq)	Participation Agreement – RidgeWorth – Mutual Funds(as)
(ar)	Participation Agreement – Royce – Capital Fund(n)
(as)	Participation Agreement – Royce – Mutual Funds(v)
(at)	Participation Agreement – RS Partners(q)
(i)	Amendment No. 1(v)
(ii)	Amendment No. 2(v)
(au)	Participation Agreement – Rydex – Mutual Funds(aj)

(av)	Participation Agreement – Rydex – Variable Funds(p)
(i)	Amendment No. 1(p)
(ii)	Amendment No. 2(p)
(iii)	Amendment No. 3(p)
(iv)	Amendment No. 4(p)
(v)	Amendment No. 5(p)
(vi)	Amendment No. 6(r)
(aw)	Participation Agreement – SBL(ao)
(ax)	Participation Agreement – Security Funds(at)
(ay)	Participation Agreement – T. Rowe Price – Mutual Funds(af)
(az)	Participation Agreement – T. Rowe Price – Variable Insurance Funds(am)
(i)	Amendment No. 1(am)
(ii)	Amendment No. 2(am)
(iii)	Amendment No. 3(am)
(iv)	Amendment No. 4(ar)
(ba)	Participation Agreement – Transparent Value(au)
(bb)	Participation Agreement – Wells Fargo – Mutual Funds(as)
(bc)	Information Sharing Agreement – ABN AMRO (Aston)(v)
(bd)	Information Sharing Agreement – AIM (Invesco)(u)
(be)	Information Sharing Agreement – ALPS (Ibbotson)(am)
(bf)	Information Sharing Agreement – American Century(u)
(bg)	Information Sharing Agreement – American Funds(ao)
(bh)	Information Sharing Agreement – Ariel(v)
(bi)	Information Sharing Agreement – Calamos(v)
(bj)	Information Sharing Agreement – Dreyfus(u)
(bk)	Information Sharing Agreement – Fidelity Insurance(v)
(bl)	Information Sharing Agreement – Fidelity – Mutual Funds(v)
(bm)	Information Sharing Agreement – Franklin Templeton(am)
(bn)	Information Sharing Agreement – Goldman Sachs(v)
(bo)	Information Sharing Agreement – Janus(v)
(bp)	Information Sharing Agreement – Ivy – Mutual Funds(as)
(bq)	Information Sharing Agreement – Ivy – Variable Insurance Funds(am)
(br)	Information Sharing Agreement – Legg Mason(ab)
(bs)	Information Sharing Agreement – MFS(u)
(bt)	Information Sharing Agreement – Neuberger Berman(u)
(bu)	Information Sharing Agreement – Northern Trust(v)
(bv)	Information Sharing Agreement – Oppenheimer(u)
(bw)	Information Sharing Agreement – PIMCO(u)
(bx)	Information Sharing Agreement – Potomac(t)
(by)	Information Sharing Agreement – Prudential(v)
(bz)	Information Sharing Agreement - Putnam(am)
(ca)	Information Sharing Agreement – Royce(u)
(cb)	Information Sharing Agreement – Rydex(u)
(cc)	Information Sharing Agreement – Security Funds(v)
(cd)	Information Sharing Agreement – T. Rowe Price(v)
(ce)	Information Sharing Agreement – Wells Fargo(t)
(9)	Opinion of Counsel(av)
(10)	(a)	Consent of Independent Registered Public Accounting Firm
(b)	Consent of Counsel

(11)	Not Applicable
(12)	Not Applicable
(13)	Powers of Attorney of John F. Guyot, Michael P. Kiley, Anthony D. Minella, Roger S. Offermann, Barry G. Ward, Joseph Wittrock and Douglas G. Wolff (av)
(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed July 11, 2000).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑23723 (filed March 21, 1997).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑23723 (filed April 30, 1998).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑23723 (filed April 30, 1999).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed February 16, 2001).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed March 1, 2002).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed March 1, 2002).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑52114 (filed February 18, 2004).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑111589 (filed December 29, 2003).
(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 30, 2003.)
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 29, 2005).
(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed April 28, 2006).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 6, 2007).
(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2008).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2009).
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).
(ab)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2009).
(ac)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2010).
(ad)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011).
(ae)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 2011)
(af)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2011).
(ag)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed February 16, 2012).
(ah)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 30, 2012).
(ai)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2012).
(aj)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑41180 (filed April 30, 2012).
(ak)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333‑138540 (filed October 19, 2012).
(al)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed December 28, 2012).
(am)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013).
(an)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2013).
(ao)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2014).
(ap)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2014).
(aq)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2008).
(ar)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159(filed April 30, 2013).
(as)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180(filed April 30, 2013).
(at)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30,2014).
(au)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2015).
(av)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2016).

Item 25. Directors and Officers of the Depositor
Name and Principal Business Address*	Positions and Offices with Depositor
Michael P. Kiley	Chief Executive Officer and Chairman of the Board
Douglas G. Wolff	President and Director
Barry G. Ward	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer and Director
John F. Guyot	Senior Vice President, General Counsel, Secretary and Director
Roger S. Offermann	Senior Vice President, Chief Actuary, and Director
Anthony D. Minella	Senior Vice President, Chief Investment Officer, and Director
Albert J. Dal Porto	Vice President
Jackie R. Fox	Vice President
Susan J Lacey	Vice President and Controller
Jeanne R. Slusher	Vice President and Director of Audit
Kevin M. Watt	Vice President
Benjamin Sclater	Vice President
Christopher D. Swickard	Vice President, Associate General Counsel and Assistant Secretary
Joseph Wittrock	Vice President and Director
Carmen R. Hill	Second Vice President and Chief Compliance Officer
David Byrnes	Vice President
Mark DeAngelis	Vice President, Head of Alternatives
Cherie Goosen	Vice President, Finance
John Keddy	Vice President and Chief Technology Officer
John Kim	Vice President, Head of Structured Products
Ricky Li	Vice President, Investments
David Moradi	Vice President, Investments
*Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of SBL.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2015, are:
Name	Jurisdiction	Percent of Voting Securities Owned
100 N. Cresent Holdings LLC	DE	100%	by SBC Funding, LLC
100 N. Cresent LLC	DE	100%	by 100 N. Cresent Holdings LLC

Name	Jurisdiction	Percent of Voting Securities Owned
1888 Fund, Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
45-501,LLC	DE	100%	by FX Leasing, LLC
45-502, LLC	DE	100%	by FX Leasing, LLC
45-506, LLC	DE	100%	by FX Leasing, LLC
5180 CLO LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
9350 Civic Center Drive,LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50%	by SBC Civic Center LLC
A24 Films, LLC	DE	35%	by SBC Funding, LLC
Accretive Asset Management LLC	WA	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
ACEI Holdco, LLC	DE	100%	by GPFT Holdco, LLC
ACEIG, LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
ACS Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
ACS Nextant Holdings LLC	DE	100%	by Airborne Capital Solutions LTD
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
Adweek LLC	DE	100%	by Mediabistro Holdings LLC
AF V - VII entities	DE	100%	by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6%	by Compatriot Capital, Inc.
Airborne Capital Solutions LTD	CYM	66.7%	by ACS Holdings LLC
Aircraft Asset Holdings, LP	DE	24.2%	by Guggenheim Aviation Partners, LLC
Aircraft Management Company, LLC	DE	100%	by GPFT Holdco, LLC
AMC Investor Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Amicus Investors LLC	DE	75%	by Amicus Operating Partners LLC
Amicus Operating Partners LLC	DE	50%	by Compatriot Capital, Inc.
Anchorage G Holdings, LLC	AK	100%	by Guggenheim Life and Annuity Company
Ann Arbor City Apartments LLC	DE	50%	by Compatriot Capital, Inc.
		50%	by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3%	by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100%	by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Auberge Resorts Collection Fund LP	DE	0%	Mgmt. by GRE ARCF GP LLC
Aureus Group, LLC	DE	29.9%	by Compatriot Capital, Inc.
Aurify Brands, LLC	NY	39.1%	by SBC Funding, LLC
BA Seattle Aviation, LLC	KS	100%	by Security Benefit Corporation
Ballinshire investment entities	DE	100%	by EL Funding, LLC
Bandera Strategic credit Partners II, L.P.	DE	0%	Mgmt. by GPIM Holdings VII, LLC
BCBG Max Azria Global Holdings, LLC	DE	40%	by Fashion Funding, LLC
BD-700-1A10 9147, LLC	DE	100%	by FX Leasing, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Billboard I, LLC	DE	100%	by PGM Entertainment Group LLC
Billboard IP Holdings LLC	DE	50%	by Billboard I, LLC
Bingham LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Biscay GSTF III, LLC	DE	100%	by GLAC Holdings, LLC
Black Cat Football, LLC	KS	100%	by Security Benefit Corporation
Bound Brook Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100%	by Consolidated Investment Services, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
Caprock Funding entities	DE	100%	by LCLF investment entities
Carco Services, LLC	DE	100%	by Guggenheim Services, LLC
Cardamom RE HQ, LLC	DE	100%	by Security Benefit Corporation
CardCash Exchange, Inc.	DE	18.6%	by CardCash Holdings, LLC
CardCash Holdings, LLC	DE	87.5%	by SBC Funding, LLC
CCE Funding LLC	DE	100%	by Compatriot Capital, Inc.
CCI Historic, Inc.	DE	100%	by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding II, LLC	KS	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	KS	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Funding, LLC	KS	100%	by Security Benefit Corporation
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
Channel Capital Group Holdings, LLC	DE	38.3%	by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Clear Spring Life Insurance Company	TX	100%	by Guggenheim Life and Annuity Company
CLIO Awards	DE	100%	by Mediabistro Holdings LLC
Cohen Financial Services (DE), LLC	DE	100%	by Pillar Financial, LLC
Community Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Conway Capital, LLC	DE	100%	by Guggenheim Life and Annuity Company
Copper River CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5%	by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
Dark Star Media LLC	DE	100%	by DS Funding LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
DCP Funding LLC	DE	13%	by DS dcp Holdings LLC
Deferred Compensation investment entities	DE	36-100%	by GC Deferred Compensation I, LLC
DLPG, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
DLSV 2015-1, LLC	KS	100%	by Security Benefit Corporation

Name	Jurisdiction	Percent of Voting Securities Owned
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
DS dcp Holdings LLC	DE	100%	by Dark Star Media LLC
DS Funding LLC	DE	100%	by EL Funding, LLC
DS Malecon Holdings LLC	DE	100%	by Dark Star Media LLC
DS MB Holdings LLC	DE	100%	by Dark Star Media LLC
DS PGM Holdings LLC	DE	100%	by Dark Star Media LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
E2M Fund II Holdco, LP	DE	47.8%	by Compatriot Capital, Inc.
		0%	Mgmt. by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5%	by Compatriot Capital, Inc.
		0%	Mgmt. by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37%	by Compatriot Capital, Inc.
		60%	by E2M Fund II Holdco, LP
Edison IS Holdings, LLC	NJ	100%	by Guggenheim Insurance Services, LLC
EFC Holdings I, LLC	DE	100%	by GPFT Holdco, LLC
Efland Funding entities	DE	100%	by Elsmere Insurance Agency, LLC
Eiger Fund I, LP	DE	38.8%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
EL Funding, LLC	DE	100%	by SL Funding, LLC
Eldridge Business Services LLC	DE	99%	by EL Funding, LLC
Eldridge Equipment Finance LLC	DE	100%	by EL Funding, LLC
Eldridge Executive Services LLC	DE	99%	by EL Funding, LLC
Eldridge Services Inc.	DE	100%	by EL Funding, LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100%	by SBC Funding, LLC
Elliott Bay Healthcare Realty LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings LLC
ELSL Funding entities	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
Epic Preferred Hodlings LLC	DE	100%	by ACS Holdings LLC
EPL property holding entities	DE	100%	by Retail Investors III, LLC
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Eventine Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Everest Fuel Management, LLC	DE	100%	by Flight Options Holdings, Inc.
Fashion Funding, LLC	DE	100%	by GLAC Holdings, LLC
Fifth Ave GSTF II, LLC	DE	100%	by GLAC Holdings, LLC
Film Expo Group LLC	DE	100%	by Mediabistro Holdings LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
FlexJet, LLC	DE	100%	by One Sky Flight, LLC
Flight Options Holdings Inc.	DE	18%	by Epic Preferred Holdings LLC
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
FMF Peakview LLC	DE	80%	by Guggenheim Plus Leveraged LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Four Six Four Aircraft ABC LLC	DE	100%	by Four Six Four Aircraft LLC
Four Six Four Aircraft LLC	DE	100%	by EL Funding, LLC
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
Franklin Park Management, LLC	DE	100%	by GGIC, Ltd.
FX Leasing, LLC	DE	100%	by Airborne Capital Solutions LTD
G650 2014 Holdings, LLC	DE	100%	by Guggenheim Aircraft Opportunity Master Fund, LP
GAIF II Aviation asset holding companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation U.S. Source asset holding companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GAOMF S/N 20272, LLC	DE	100%	by Guggenheim Aircraft Opportunity Master Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDCP Member, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
		50%	by Guggenheim Partners, LLC
Generation Mortgage Company, LLC f/k/a Generation Mortgage Company	CA	100%	by GFMH, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GFMH, LLC f/k/a Generation Financial Mortgage, LLC	DE	83.3%	by GPFT Holdco, LLC
		12.9%	by Generation Financial Group, LLC
GFP Green Inc.	CYM	100%	by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100%	by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100%	by Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5%	by GFPID, LLC
GFPID, LLC	DE	40%	by GC Parent Holdings, LLC
GFS Funds Public Limited Company	IRL	0%	Mgmt. by GFS Management (Ireland) Limited
GFS Management (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) entities	IRL	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GFS MAP (U.S.) entities	DE	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GFS UCITS Fund Public Limited Compnay	IRL	0%	Mgmt. by GFS Management (Ireland) Limited

Name	Jurisdiction	Percent of Voting Securities Owned

GGIC Greenbacker Funding Ltd.	CYM	100%	by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100%	by GGIC, Ltd.
		0%	Mgmt. by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100%	by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100%	by GGIC, Ltd.
GGIC Manager, LLC	DE	100%	by GGIC, Ltd.
GGIC, Ltd.	GGY	100%	by GFPIC, L.P.
GGT Diversified Alpha Cayman Funds	CYM	0%	Mgmt. by GGT GP LLC
GGT Diversified Alpha Fund LLC	DE	0%	Mgmt. by GGT Manager LLC
GGT Global Opportunities Master Fund (Cayman) LP	CYM	0%	Mgmt. by GGT GP LLC
GGT GP LLC	DE	100%	by GGT Manager LLC
GGT Long/Short Diversified Equity Master Fund (Cayman) LP	CYM	0%	Mgmt. by GGT GP LLC
GGT Manager LLC	DE	100%	by Guggenheim Holdings, LLC
GGT Trading Delaware LLC	DE	0%	Mgmt. by GGT GP LLC
GI Holdco II LLC	DE	100%	by Guggenheim Partners, LLC
GI Holdco II Sub LLC	DE	100%	by GI Holdco II LLC
GI Holdco LLC	DE	100%	by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GIS Adminitrative Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
GIV-X 4330, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4332, LLC	DE	100%	by FX Leasing, LLC
GIV-X 4334, LLC	DE	100%	by FX Leasing, LLC
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Global 6000 9568 Limited LDC	CYM	50%	by GX 9568 Holdings I, LLC
		50%	by GX 9568 Holdings II, LLC
GM property holding companies	DE	100%	by Retail Investors III, LLC
GMI GPIM, LLC	DE	100%	by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100%	by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GN property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Mgmt. by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings IV, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by Asheville Resolution Corporation

Name	Jurisdiction	Percent of Voting Securities Owned
GPI3, LLC	DE	0%	Mgmt. by TEK Financial, LLC
GPIM Holdings V, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIM Holdings VI, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIM Holdings VII, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIM Holdings VIII, Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GPIMH Sub, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPM Center Court, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GRE ARCF GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE Net Lease property holding companies	DE	67-100%	by Guggenheim Real Estate Investment Trust
		0%	Mgmt. by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	80-100%	by Guggenheim Plus Leveraged LLC
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	0%	Mgmt. by GRES GP LLC
Great Bridge Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Green Lane CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GS Gamma Investments, LLC	DE	0%	Mgmt. by GS Gamma Mgmt., LLC
GS Gamma Management, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Mgmt. by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
		30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Mgmt. by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Mgmt. by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Aircraft Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Aircraft Opportunity GP, LLC	DE	100%	by Guggenheim Partners Investment Management, LLC
Guggenheim Aircraft Opportunity Master Fund, LP	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Alpha Solutions Fund, LLC	DE	0%	Mgmt. by GPIM Holdings V, LLC
Guggenheim Alpha Solutions Fund, Ltd.	CYM	0%	Mgmt. by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Mgmt. by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Mgmt. by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	50.7%	by Aircraft Asset Holdings, LP
		39.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim CA, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Capital Enterprises, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	35.2%	by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance (CA), Inc.	DE	100%	by Guggenheim Commercial Real Estate Finance, LLC
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Capital Stewardship Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Concinnity Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Concourse L.P.	DE	99.9%	by Guggenheim Plus Leveraged LLC
Guggenheim Concourse GP LLC	DE	100%	by Guggenheim Plus Leveraged LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Mgmt. by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Enhanced Income Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100%	by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdco Sub II, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Holdco Sub, LLC	DE	100%	by Guggenheim Insurance Services, LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim KBBO Partners Limited	Dubai	50%	by Links Holdings LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Life 1099 Reporting Company, LLC	DE	100%	by Guggenheim Life and Annuity Company
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100%	by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Mgmt. by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5%	by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.9%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners Japan, Ltd.	JPN	100%	by Links Holdings LLC
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus Acquisition LLC	DE	100%	by Guggenheim Plus Leveraged LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Mgmt. by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Mgmt. by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	60.7%	by Guggenheim Real Estate Investment Trust
		18.6%	by Guggenheim Real Estate PLUS Trust
		20.7%	by Guggenheim Plus L.P.
		0%	Mgmt. by Guggenheim Trust Company LLC
Guggenheim Premises I, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Private Debt Fund Managing Member, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Private Debt Funds	DE	0%	Mgmt. by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	0%	Mgmt. by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	0%	Mgmt. by Guggenheim Trust Company LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Real Estate LLC	DE	99.5%	by GPFT Holdco, LLC
Guggenheim Real Estate PLUS Trust	SD	0%	Mgmt. by Guggenheim Trust Company LLC
Guggenheim Receivable Financing, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Retail Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Securities International Ltd	UK	100%	by Links Holdings LLC
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Mgmt. by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services International Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GX 9568 Holdings I, LLC	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity Master Fund, LP
GX 9568 Holdings II, LLC	DE	0%	Mgmt. by Guggenheim Aircraft Opportunity Master Fund, LP
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Hesa GSTF V, LLC	DE	100%	by GLAC Holdings, LLC
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9%	by Sammons Capital, Inc.
Highland Peak investment entities	DE	100%	by EL Funding, LLC
IDF I and II investment entities	DE	100%	by Guggenheim Life and Annuity Company
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by IPEX LLC
Iron Hill CLO Limited	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50%	by Compatriot Capital, Inc.
JL property holding entities	DE	100%	by Retail Investors III, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
JLB 2728 Cedar Springs, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB 99 West Paces Ferry LLC	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB Center Street, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB Fitzhugh, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB McLean LLC	DE	39%	by Compatriot Capital, Inc.
		21.9%	by JLB McLean Partners LP
JLB McLean Partners LP	DE	65.7%	by JLB Partners LLC
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB Poncey LLC	GA	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLB Stafford Land LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLB Winhall, LP	TX	70%	by Compatriot Capital, Inc.
		30%	by JLB Partners LLC
JLI property holding entities	DE	100%	by Retail Investors III, LLC
JLx3, LLC	DE	61.1%	by Guggenheim Partners, LLC
Juneau IS Holdings, LLC	AK	100%	by Guggenheim Insurance Services, LLC
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
KHCN LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding entities	DE	100%	by LSFC entities
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LS Mc Kinney 707-01, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
LSB Funding LLC	DE	100%	by LSBF Holdings LLC
LSFC entities	DE	100%	by AF V - VII entities
Magma WCFF II Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Malecon Entertainment LLC	DE	50%	by DS Malecon Holdings LLC
Maranon Capital, LP	DE	35%	by SBC Funding, LLC
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
MB Group Holdings LLC	DE	100%	by DS MB Holdings LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Mediabistro Holdings LLC	NY	100%	by MB Group Holdings
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
meZocliq LLC	DE	45.8%	by Guggenheim-meZocliq Holdings, LLC
MF Master Seed Co, LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co, LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100%	by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Morrow Park City Apartments LLC	DE	65.7%	by VG Morrow Park Capital LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
NC property holding entities	DE	100%	by Retail Investors III, LLC
Nextant Aircraft 9017, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100%	by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100%	by ACS Nextant Holdings LLC
NF - GPIM, LLC	KS	100%	by Security Benefit Corporation
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.
Note Funding 1892, LLC	KS	100%	by Security Benefit Corporation
Note funding 1892-2, LLC	KS	100%	by Security Benefit Corporation
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA II, LLC	KS	100%	by Security Benefit Corporation
Note Funding OHA, LLC	KS	100%	by Security Benefit Corporation
Note Funding, LLC	KS	100%	by Security Benefit Corporation
NZC Guggenheim Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
NZCG Feeder 1, L.P.	CYM	0%	Mgmt. by GPIM Holdings VIII, Ltd.
NZCG Funding	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
One Sky Flight, LLC	DE	100%	by Flight Options Holdings, Inc.
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
OR property holding entities	DE	100%	by Retail Investors III, LLC
Orpheus Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Padfield AH, LLC	DE	100%	by SL Funding, LLC
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Conservation Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3%	by Sammons Power Development, Inc.
PC-12/47E 1525, LLC	DE	100%	by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100%	by SA Leasing, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
PD Holdings LLC	DE	100%	by SBC Funding, LLC
PGM Entertainment Group LLC	DE	100%	by Prometheus Global Media, LLC
PGM-MG Holdings LLC	DE	100%	by Mediabistro Holdings LLC
Pilar Holdings, LLC	FL	88.4%	by GC Pilar Golf Investment, LLC
Pilara Lotes II, LLC	DE	100%	by GC Deferred Compensation I, LLC
Pillar Capital Finance, LLC	DE	100%	by Pillar Financial, LLC
Pillar Financial, LLC	DE	19.6%	by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Primary issue Anchor Separate Account LLC	DE	100%	by EL Funding, LLC
Prometheus Global Media Holdings, LLC	DE	60%	by DS PGM Holdings LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
RC property holding entities	DE	100%	by Retail Investors III, LLC
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Replay Technology Funding, LLC	DE	100%	by SBC Funding, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
		51%	by Stonebridge Investors I, LLC
Retail Investors III, LLC	DE	99.5%	by Guggenheim Life and Annuity Company
		0%	Mgmt. by Stonebridge Investors III, LLC
RHDFJ Partners, LP	TX	50%	by JLB Partners LLC
		50%	by Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
RTF Holdings LLC	DE	68.8%	by ACEI Holdco, LLC
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
SA Leasing, LLC	DE	100%	by Airborne Capital Solutions LTD
Saadiyat GSTF IV, LLC	DE	100%	by GLAC Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100%	by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saxondale Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100%	by Security Benefit Corporation

Name	Jurisdiction	Percent of Voting Securities Owned
SB Carco, LLC	KS	100%	by SB Carco Holdings, LLC
SB Custody, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB Directional Aviation LLC	DE	100%	by SBC Funding, LLC
SB I property holding entities	DE	100%	by Retail Investors I, LLC
SB II property holding entities	DE	100%	by Retail Investors I, LLC
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB property holding entities	DE	100%	by Retail Investors III, LLC
SB real estate holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
SBC Civic Center LLC	DE	100%	by SBC Funding, LLC
SBC Funding II, LLC	KS	100%	by EL Funding, LLC
SBC Funding, LLC	KS	100%	by Monterra Investment entities
SBC Investors LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
SBL Holdings, Inc.	KS	100%	by Security Benefit Corporation
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
Scottwell Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	93.2%	by se2 Holdco, LLC
se2 Holdings, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100%	by se2 Holdings, Inc.
Se2Information Services Ireland Limited	Ireland	100%	by se2 Holdings, Inc.
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100%	by GI Holdco II LLC
Security Benefit Business Services, LLC	KS	100%	by Security Benefit Corporation
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Holdings, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Sentry Funding entities	DE	100%	by Saganaw Insurance Agency, LLC
Seven Sticks CLO Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Seven Sticks, LLC	SC	100%	by Cainhoy Land & Timber, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Sibella Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Sifton Road Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7%	by Compatriot Capital, Inc.
SL Funding, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
Slate Rock, LLC	DE	0%	Mgmt. by Guggenheim Securities Holdings, LLC
Slauson Investors LLC	DE	96%	by Guggenheim Plus Leveraged LLC
SLBCA Holding LLC	DE	50%	by CCI Historic, Inc.
		50%	by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5%	by Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22%	by Compatriot Capital, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Sojourn Aviation Company, LLC	DE	100%	by Flight Options Holdings, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85%	by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	100%	by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Stone Secured investment entities	DE	100%	by EL Funding, LLC
Stonebriar Commercial Finance LLC	DE	100%	by Stonebriar Finance Holdings LLC
Stonebriar Finance Holdings LLC	DE	93.9%	by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100%	by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100%	by Stonebriar Finance Holdings LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors III, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Sudbourne Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
TB property holding entities	DE	100%	by Retail Investors III, LLC
TB Rochester 688, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
The Hollywood Reporter	DE	100%	by PGM Entertainment Group LLC
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Guggenheim Treasury Services, LLC
theAudience, Inc.	DE	11.4%	by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Partners India GP, LLC
TK property holding entities	DE	100%	by Retail Investors III, LLC
Toledo-MNG, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100%	by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Tustin-Michelle Partners LLC	DE	100%	by Guggenheim Plus Leveraged LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100%	by GLAC Holdings, LLC
VG Morrow Park Capital LLC	DE	84.8%	by Compatriot Capital, Inc.
		15.2%	by Village Green Holding LLC
VGH St. Louis LLC	DE	100%	by Village Green Holding LLC
Village Green Communications LLC	DE	100%	by Village Green Holding LLC
Village Green Construction LLC	DE	100%	by Village Green Holding LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding LLC
Village Green Holding LLC	DE	46.7%	by CCI Historic, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding LLC
V-Suites LLC	DE	100%	by Village Green Holding LLC
Washington Lee Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wattage Finance LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
WB property holding entities	DE	100%	by Retail Investors III, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	100%	by Guggenheim Mortgage Capital, LLC

SBL is also the depositor of the following separate accounts:  SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account XII, Separate Account XV, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.
As depositor of the separate accounts, SBL might be deemed to control them.  In addition, certain of the separate accounts invest in shares of Guggenheim Variable Trust Fund ("the Trust"), a "series" type mutual fund registered under the Investment Company Act of 1940.  An affiliate of SBL serves as investment advisor to the Trust.  The purchasers of SBL's variable annuity and variable life contracts investing in the Trust will have the opportunity to instruct SBL with respect to the voting of shares of the Trust held by the separate accounts as to certain matters.  Subject to such voting instructions, SBL might be deemed to control the Trust.
Item 27.	Number of Contractowners
As of February 29, 2016, there were 21,990 owners of Qualified Contracts and 6,360 owners of Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.
Item 28.	Indemnification
The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.
The Articles of Incorporation include the following provision:
(a)  No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.
(b)  Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or other-wise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a)(1)	Security Distributors, Inc. ("SDI"), a subsidiary of SBL, acts as principal underwriter for:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
(a)(2)	SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David Byrnes	President
	Susan J. Lacey	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
	Justin Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Markets
	Kenneth J. Rathke	Senior Vice President
	Michael K. Reidy	Senior Vice President
	Mark W. Turner	Senior Vice President, Education Markets
	Kevin M. Watt	Senior Vice President
	Kurt E. Auleta	Vice President, Sales Operations
	Paula K. Dell	Vice President
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President, and Secretary
	Donald A. Wiley	Vice President
	Carmen R. Hill	Second Vice President and Assistant Secretary
	Kimberley A. Brown	Assistant Vice President
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$4,756,550[1]	$690,649[2]	$0	N/A
1 2
SBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all contracts sold through the separate account.  SDI passes through to selling broker-dealers all such amounts.
A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30.	Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules there-under are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.	Management Services
All management contracts are discussed in Part A or Part B.
Item 32.	Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.
(b)	Registrant undertakes that it will include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.
(d)	Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.
(e)	SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.
(f)	Security Benefit Life Insurance Company represents that it is relying upon Rule 6c‑7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 22nd day of April 2016.

Security Benefit Life Insurance Company (the Depositor) – SBL Variable Annuity Account XIV (The Registrant)
By:	*
Michael P. Kiley, Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 22, 2016.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chief Executive Officer and Director

By:	*
Barry G. Ward, Senior Vice President, Chief Financial Officer (and chief accounting officer), Chief Risk Officer, Treasurer, and Director

By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary and Director

By:	*
Anthony D. Minella, Senior Vice President, Chief Investment Officer, and Director

By:	*
Roger S. Offermann, Senior Vice President, Chief Actuary and Director

By:	*
Joseph Wittrock Vice President and Director

By:	*
Douglas G. Wolff, President and Director

*By:	CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(10)	(a)	Consent of Independent Registered Public Accounting Firm
	(b)	Consent of Counsel
139